UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Alice A. Pellegrino

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (610) 386-1844

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Balanced Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 66.6%
	Banks - 6.1%
199,330	Citigroup, Inc.	$8,732,647
224,630	JP Morgan Chase & Co.	14,369,581
51,730	M&T Bank Corp.	5,926,189
105,780	PNC Financial Services Group, Inc.	8,742,717
289,210	Wells Fargo & Co.	13,873,404

		51,644,538

	Capital Goods - 5.1%
70,580	3M Co.	12,588,649
135,841	Eaton Corp. plc	8,613,678
134,190	Fortune Brands Home & Security, Inc.	8,490,201
112,720	Ingersoll-Rand plc	7,468,827
55,190	United Technologies Corp.	5,941,204

		43,102,559

	Commercial & Professional Services - 0.7%
112,430	Nielsen Holdings plc	6,055,480

	Consumer Durables & Apparel - 1.5%
79,400	NIKE, Inc. Class B	4,406,700
214,000	PulteGroup, Inc.	4,532,520
41,520	PVH Corp.	4,196,011

		13,135,231

	Consumer Services - 1.2%
196,400	Hilton Worldwide Holdings, Inc.	4,554,516
125,170	Norwegian Cruise Line Holdings Ltd.*	5,332,242

		9,886,758

	Diversified Financials - 2.6%
29,870	Ameriprise Financial, Inc.	2,862,741
23,840	BlackRock, Inc.	8,731,400
30,600	Goldman Sachs Group, Inc.	4,859,586
199,230	Invesco Ltd.	5,813,531

		22,267,258

	Energy - 4.5%
62,130	Anadarko Petroleum Corp.	3,387,949
70,180	Chevron Corp.	7,192,046
63,860	EOG Resources, Inc.	5,217,362
102,520	Exxon Mobil Corp.	9,119,154
128,430	Halliburton Co.	5,607,254
214,430	Marathon Oil Corp.	2,924,825
63,860	Occidental Petroleum Corp.	4,772,258

		38,220,848

	Food & Staples Retailing - 1.2%
108,130	CVS Health Corp.	10,025,814

	Food, Beverage & Tobacco - 4.0%
39,270	Anheuser-Busch InBev N.V. ADR	5,083,109
117,193	British American Tobacco plc	7,479,820
147,920	Coca-Cola Co.	6,453,750
88,420	Kraft Heinz Co.	7,638,604
166,480	Mondelez International, Inc. Class A	7,321,790

		33,977,073

	Health Care Equipment & Services - 3.7%
77,730	Baxter International, Inc.	3,732,595
180,922	Medtronic plc	15,854,195
80,430	UnitedHealth Group, Inc.	11,517,576

		31,104,366

	Household & Personal Products - 0.7%
61,720	Estee Lauder Cos., Inc. Class A	5,733,788

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Insurance - 2.7%
128,940	American International Group, Inc.	$7,019,494
182,370	Marsh & McLennan Cos., Inc.	11,990,827
127,183	Unum Group	4,249,184

		23,259,505

	Materials - 1.8%
144,140	Dow Chemical Co.	7,735,994
82,030	International Paper Co.	3,757,794
72,330	Nucor Corp.	3,879,781

		15,373,569

	Media - 2.6%
138,480	CBS Corp. Class B	7,231,425
130,160	Comcast Corp. Class A	8,753,260
135,570	Thomson Reuters Corp.	5,708,853

		21,693,538

	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
36,750	Allergan plc*	9,295,913
52,840	Amgen, Inc.	9,090,065
190,960	AstraZeneca plc ADR	6,519,374
187,290	Bristol-Myers Squibb Co.	14,011,165
64,810	Eisai Co., Ltd.	3,789,535
59,190	Gilead Sciences, Inc.	4,703,829
249,930	Merck & Co., Inc.	14,660,894
24,774	Roche Holding AG	6,324,008
73,738	UCB S.A.	5,769,552
44,810	Vertex Pharmaceuticals, Inc.*	4,346,570

		78,510,905

	Retailing - 3.2%
2,006,600	Allstar Co.*(1)(2)(3)	2,468,118
59,990	Dollar General Corp.	5,683,453
79,290	Home Depot, Inc.	10,961,049
215,500	Liberty Interactive Corp. QVC Group Class A*	5,777,555
32,392	Tory Burch LLC*(1)(2)(3)	1,879,692

		26,769,867

	Semiconductors & Semiconductor Equipment - 3.2%
98,540	Analog Devices, Inc.	6,289,808
333,680	Intel Corp.	11,632,085
226,310	Maxim Integrated Products, Inc.	9,228,922

		27,150,815

	Software & Services - 6.2%
20,967	Alphabet, Inc. Class C*	16,119,220
112,100	Cognizant Technology Solutions Corp. Class A*	6,444,629
218,100	Genpact Ltd.*	5,838,537
363,670	Microsoft Corp.	20,612,815
151,030	Symantec Corp.	3,085,543

		52,100,744

	Technology Hardware & Equipment - 3.6%
102,370	Apple, Inc.	10,667,978
654,920	Cisco Systems, Inc.	19,994,707

		30,662,685

	Telecommunication Services - 0.4%
67,969	Verizon Communications, Inc.	3,766,162

	Transportation - 0.7%
67,270	Union Pacific Corp.	6,259,474

	Utilities - 1.6%
102,420	NextEra Energy, Inc.	13,139,462

	Total Common Stocks (cost $432,807,694)	563,840,439

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Asset & Commercial Mortgage Backed Securities - 2.5%
	Asset-Backed - Automobile - 0.7%
	AmeriCredit Automobile Receivables Trust
$ 200,000	1.79%, 03/08/2019	$200,401
130,000	2.72%, 09/09/2019	131,377
	Capital Auto Receivables Asset Trust
200,000	2.06%, 10/22/2018	200,571
	Chesapeake Funding II LLC
680,000	1.45%, 06/15/2028(3)(4)	680,000
	Chesapeake Funding LLC
238,792	0.97%, 02/07/2027(3)(4)	238,355
	Chrysler Capital Auto Receivables Trust
170,000	1.78%, 06/17/2019(3)	170,224
280,000	1.83%, 03/15/2019(3)	280,350
	Drive Auto Receivables Trust
280,000	2.12%, 06/17/2019(3)	280,594
	Exeter Automobile Receivables Trust
161,278	1.54%, 11/15/2019(3)	160,943
	First Investors Auto Owner Trust
378,000	1.67%, 11/16/2020(3)	378,498
294,000	2.26%, 01/15/2020(3)	295,560
115,000	2.39%, 11/16/2020(3)	114,913
	Ford Credit Auto Owner Trust
130,000	1.36%, 10/15/2018	129,758
	Hyundai Automotive Receivables Trust
100,000	2.48%, 03/15/2019	101,384
	Prestige Automotive Receivables Trust
120,000	1.91%, 04/15/2020(3)	119,340
	Santander Drive Auto Receivables Trust
365,000	1.97%, 11/15/2019	366,322
742,000	2.25%, 06/17/2019	745,688
85,000	2.33%, 11/15/2019	85,693
636,000	2.36%, 04/15/2020	640,028
140,000	2.57%, 03/15/2019	140,769
	Westlake Automobile Receivables Trust
210,000	1.57%, 06/17/2019(3)	209,927
320,000	1.83%, 01/15/2021(3)	320,108

		5,990,803

	Asset-Backed - Credit Card - 0.4%
	CARDS II Trust
800,000	1.21%, 07/15/2021(3)(4)	800,000
	Evergreen Credit Card Trust
950,000	1.20%, 04/15/2020(3)(4)	951,472
	Trillium Credit Card Trust II
1,285,000	1.21%, 05/26/2021(3)(4)	1,284,297

		3,035,769

	Asset-Backed - Finance & Insurance - 0.5%
	Ally Master Owner Trust
900,000	1.54%, 09/15/2019	902,470
975,000	1.60%, 10/15/2019	978,030
	Ford Credit Floorplan Master Owner Trust
100,000	2.09%, 03/15/2022(3)	101,784
	Green Tree Agency Advance Funding Trust I
310,000	2.30%, 10/15/2046(3)	309,867
	MMAF Equipment Finance LLC
395,000	1.39%, 12/17/2018(3)	395,016
295,000	2.21%, 12/15/2032(3)	297,735
	OneMain Financial Issuance Trust
120,000	3.66%, 02/20/2029(3)	123,380
240,000	4.10%, 03/20/2028(3)	247,123
	SBA Tower Trust
310,000	2.90%, 10/15/2044(3)(5)	313,869
	Springleaf Funding Trust
385,000	3.16%, 11/15/2024(3)	388,281

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 170,000	3.48%, 05/15/2028(3)	$171,279

		4,228,834

	Commercial Mortgage - Backed Securities - 0.8%
	Citigroup Commercial Mortgage Trust
95,000	3.82%, 11/10/2048	105,524
	Commercial Mortgage Trust
525,000	3.18%, 02/10/2048	562,042
	CSAIL Commercial Mortgage Trust
950,000	3.50%, 06/15/2057	1,033,493
1,000,000	3.51%, 04/15/2050	1,093,406
	Hilton USA Trust
345,000	2.66%, 11/05/2030(3)	347,086
	JP Morgan Chase Commercial Mortgage Securities Trust
210,000	3.91%, 01/15/2049	237,534
460,700	5.70%, 02/12/2049(4)	469,962
	LB-UBS Commercial Mortgage Trust
157,557	6.07%, 04/15/2041(4)	165,563
	Merrill Lynch/Countrywide Commercial Mortgage Trust
662,141	5.74%, 06/12/2050(4)	679,134
	Morgan Stanley Bank of America Merrill Lynch Trust
900,000	3.31%, 04/15/2048	968,072
	SFAVE Commercial Mortgage Securities Trust
540,000	4.14%, 01/05/2043(3)(4)	569,213
	SG Commercial Mortgage Securities Trust
530,000	3.06%, 10/10/2048	552,259
	Wachovia Bank Commercial Mortgage Trust
216,050	5.31%, 11/15/2048	216,688

		6,999,976

	Whole Loan Collateral CMO - 0.1%
	Towd Point Mortgage Trust
450,000	2.25%, 08/25/2055(3)(4)	449,354
	Wells Fargo Commercial Mortgage Trust
90,000	3.84%, 09/15/2058	100,664

		550,018

	Total Asset & Commercial Mortgage Backed Securities (cost $20,635,785)	20,805,400

Corporate Bonds - 15.1%
	Advertising - 0.0%
	Omnicom Group, Inc.
310,000	3.60%, 04/15/2026	330,269

	Aerospace/Defense - 0.2%
	BAE Systems Holdings, Inc.
600,000	3.85%, 12/15/2025(3)	642,539
	Lockheed Martin Corp.
115,000	2.50%, 11/23/2020	119,374
400,000	4.07%, 12/15/2042	434,683
140,000	4.50%, 05/15/2036	163,452
155,000	4.70%, 05/15/2046	187,885
135,000	4.85%, 09/15/2041	161,974
	United Technologies Corp.
65,000	3.10%, 06/01/2022	69,795

		1,779,702

	Agriculture - 0.4%
	Altria Group, Inc.
140,000	4.50%, 05/02/2043	164,600
420,000	4.75%, 05/05/2021	481,878
	BAT International Finance plc
160,000	2.75%, 06/15/2020(3)	166,618
565,000	3.25%, 06/07/2022(3)	602,700
65,000	3.50%, 06/15/2022(3)	70,331
	Cargill, Inc.
375,000	4.76%, 11/23/2045(3)	450,453

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Imperial Tobacco Finance plc
$ 975,000	3.75%, 07/21/2022(3)	$1,036,328
	Philip Morris International, Inc.
300,000	2.63%, 03/06/2023	312,325
80,000	4.88%, 11/15/2043	98,833

		3,384,066

	Airlines - 0.2%
	Continental Airlines, Inc.
583,133	5.98%, 10/19/2023	664,772
	Southwest Airlines Co.
400,000	5.75%, 12/15/2016	406,621
477,117	6.15%, 02/01/2024	542,123

		1,613,516

	Auto Manufacturers - 0.5%
	Daimler Finance North America LLC
1,000,000	2.63%, 09/15/2016(3)	1,002,071
	Ford Motor Credit Co. LLC
1,165,000	2.38%, 03/12/2019	1,184,391
465,000	3.16%, 08/04/2020	480,475
	General Motors Financial Co., Inc.
400,000	3.70%, 05/09/2023	408,577
765,000	4.20%, 03/01/2021	807,236
	Nissan Motor Acceptance Corp.
700,000	1.80%, 03/15/2018(3)	704,677

		4,587,427

	Beverages - 0.5%
	Anheuser-Busch InBev Finance, Inc.
900,000	3.30%, 02/01/2023	948,977
570,000	3.65%, 02/01/2026	612,000
655,000	4.70%, 02/01/2036	759,224
270,000	4.90%, 02/01/2046	328,892
	Anheuser-Busch InBev Worldwide, Inc.
115,000	3.75%, 07/15/2042	119,020
610,000	7.75%, 01/15/2019	703,017
	Coca-Cola Femsa S.A.B. de C.V.
222,000	2.38%, 11/26/2018	226,902
250,000	3.88%, 11/26/2023	271,781
	Heineken N.V.
140,000	2.75%, 04/01/2023(3)	145,085
10,000	4.00%, 10/01/2042(3)	10,512
	Molson Coors Brewing Co.
180,000	3.50%, 05/01/2022	193,510
40,000	5.00%, 05/01/2042	46,915

		4,365,835

	Biotechnology - 0.2%
	Biogen, Inc.
320,000	2.90%, 09/15/2020	334,722
	Celgene Corp.
55,000	2.25%, 05/15/2019	56,126
180,000	3.55%, 08/15/2022	192,154
375,000	3.63%, 05/15/2024	398,339
	Gilead Sciences, Inc.
120,000	2.55%, 09/01/2020	124,791
195,000	3.70%, 04/01/2024	211,746

		1,317,878

	Chemicals - 0.2%
	Agrium, Inc.
800,000	3.15%, 10/01/2022	826,813
	LyondellBasell Industries N.V.
375,000	4.63%, 02/26/2055	374,464

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Monsanto Co.
$ 65,000	4.70%, 07/15/2064	$61,569

		1,262,846

	Commercial Banks - 3.7%
	American Express Centurion Bank
1,200,000	6.00%, 09/13/2017	1,262,796
	Bank of America Corp.
740,000	2.63%, 10/19/2020	756,414
750,000	4.20%, 08/26/2024	789,379
560,000	5.00%, 05/13/2021	629,772
1,200,000	5.42%, 03/15/2017	1,229,776
300,000	6.40%, 08/28/2017	315,943
	Bank of New York Mellon Corp.
440,000	2.15%, 02/24/2020	449,685
200,000	3.00%, 02/24/2025	212,466
	Banque Federative du Credit Mutuel S.A.
700,000	2.75%, 10/15/2020(3)	726,152
	Barclays Bank plc
150,000	6.05%, 12/04/2017(3)	156,775
	BNP Paribas S.A.
425,000	2.40%, 12/12/2018	433,118
65,000	3.25%, 03/03/2023	68,283
	BPCE S.A.
375,000	2.50%, 12/10/2018	383,761
450,000	5.15%, 07/21/2024(3)	475,635
	Capital One Financial Corp.
200,000	3.20%, 02/05/2025	203,600
615,000	3.75%, 04/24/2024	651,008
165,000	4.20%, 10/29/2025	172,033
	Citigroup, Inc.
255,000	2.50%, 07/29/2019	260,949
300,000	4.95%, 11/07/2043	347,396
140,000	5.30%, 05/06/2044	158,181
59,000	8.13%, 07/15/2039	94,434
	Citizens Bank NA
500,000	2.55%, 05/13/2021	510,300
	Compass Bank
675,000	2.75%, 09/29/2019	672,238
	Credit Agricole S.A.
500,000	4.38%, 03/17/2025(3)	510,234
	Credit Suisse Group Funding Guernsey Ltd.
950,000	3.80%, 09/15/2022	966,974
	Credit Suisse New York
250,000	2.30%, 05/28/2019	253,395
335,000	3.63%, 09/09/2024	349,179
	Discover Bank/Greenwood
250,000	3.10%, 06/04/2020	257,774
	Fifth Third Bancorp
450,000	2.88%, 10/01/2021	471,518
	Goldman Sachs Group, Inc.
905,000	2.38%, 01/22/2018	916,683
750,000	4.25%, 10/21/2025	792,397
470,000	6.25%, 02/01/2041	623,250
	HSBC Holdings plc
290,000	3.40%, 03/08/2021	300,655
1,355,000	3.60%, 05/25/2023	1,403,918
	Huntington National Bank
535,000	2.20%, 11/06/2018	542,139
580,000	2.40%, 04/01/2020	591,699
	ING Bank N.V.
900,000	3.75%, 03/07/2017(3)	913,481
	JP Morgan Chase & Co.
650,000	3.25%, 09/23/2022	686,028
180,000	3.38%, 05/01/2023	183,917
230,000	5.40%, 01/06/2042	292,303

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 100,000	6.30%, 04/23/2019	$112,580
	Korea Development Bank
550,000	2.50%, 03/11/2020	564,623
	Macquarie Bank Ltd.
100,000	2.40%, 01/21/2020(3)	101,551
	Morgan Stanley
425,000	2.50%, 01/24/2019	434,684
320,000	3.13%, 07/27/2026	322,279
875,000	3.70%, 10/23/2024	924,526
550,000	5.75%, 01/25/2021	633,536
	National City Corp.
125,000	6.88%, 05/15/2019	141,337
	Santander Bank NA
1,000,000	8.75%, 05/30/2018	1,112,149
	Santander Issuances SAU
400,000	5.18%, 11/19/2025	410,420
	Santander UK plc
640,000	2.50%, 03/14/2019	650,385
625,000	5.00%, 11/07/2023(3)	651,562
	Skandinaviska Enskilda Banken AB
575,000	2.45%, 05/27/2020(3)	588,733
	SunTrust Bank
200,000	3.30%, 05/15/2026	207,389
	U.S. Bancorp
165,000	3.70%, 01/30/2024	182,830
	UBS Group Funding Jersey Ltd.
785,000	2.95%, 09/24/2020(3)	807,734
275,000	3.00%, 04/15/2021(3)	283,070
	Wachovia Corp.
100,000	5.75%, 06/15/2017	104,017
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,990,741

		31,239,784

	Commercial Services - 0.2%
	Catholic Health Initiatives
155,000	2.60%, 08/01/2018	157,677
	ERAC USA Finance LLC
140,000	2.35%, 10/15/2019(3)	142,451
70,000	2.75%, 03/15/2017(3)	70,647
510,000	4.50%, 08/16/2021(3)	568,721
250,000	5.63%, 03/15/2042(3)	308,873
	Total System Services, Inc.
730,000	3.80%, 04/01/2021	774,622

		2,022,991

	Country Funds-Closed-end - 0.1%
	CDP Financial, Inc.
575,000	4.40%, 11/25/2019(3)	630,625

	Diversified Financial Services - 0.6%
	Capital One Bank USA NA
345,000	2.15%, 11/21/2018	347,862
	Discover Financial Services
645,000	6.45%, 06/12/2017	670,086
	Eaton Vance Corp.
99,000	6.50%, 10/02/2017	104,577
	GE Capital International Funding Co.
648,000	2.34%, 11/15/2020	671,886
297,000	3.37%, 11/15/2025	325,609
850,000	4.42%, 11/15/2035	979,730
	General Electric Co.
115,000	3.10%, 01/09/2023	122,955
230,000	4.63%, 01/07/2021	260,925
	LeasePlan Corp. N.V.
655,000	2.88%, 01/22/2019(3)	660,706

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Synchrony Financial
$ 130,000	2.60%, 01/15/2019	$131,671
490,000	2.70%, 02/03/2020	496,289
400,000	3.00%, 08/15/2019	408,752

		5,181,048

	Electric - 1.1%
	Berkshire Hathaway Energy Co.
335,000	4.50%, 02/01/2045	385,200
	Dominion Resources, Inc.
320,000	2.96%, 07/01/2019	328,602
550,000	3.63%, 12/01/2024	586,354
510,000	4.10%, 04/01/2021(5)	545,245
	Duke Energy Carolinas LLC
275,000	6.10%, 06/01/2037	371,309
	Duke Energy Corp.
550,000	3.05%, 08/15/2022	572,677
250,000	4.80%, 12/15/2045	300,493
	Electricite de France S.A.
85,000	4.88%, 01/22/2044(3)	93,652
525,000	5.63%, 01/22/2024(3)(4)(6)	514,369
	Emera US Finance L.P.
110,000	2.70%, 06/15/2021(3)	112,593
	Eversource Energy
60,000	3.15%, 01/15/2025	62,874
	Indianapolis Power and Light Co.
425,000	6.60%, 06/01/2037(3)	585,874
	NextEra Energy Capital Holdings, Inc.
1,130,000	2.06%, 09/01/2017	1,137,076
	NiSource Finance Corp.
70,000	4.80%, 02/15/2044	82,201
	Oncor Electric Delivery Co. LLC
115,000	2.95%, 04/01/2025	121,064
340,000	4.10%, 06/01/2022	377,396
	Pacific Gas & Electric Co.
135,000	3.85%, 11/15/2023	149,515
285,000	5.13%, 11/15/2043	358,915
	Southern California Edison Co.
750,000	5.55%, 01/15/2037	987,184
	Southern Co.
575,000	2.75%, 06/15/2020	596,817
605,000	2.95%, 07/01/2023	628,013
	State Grid Overseas Investment Ltd.
380,000	2.75%, 05/07/2019(3)	390,920

		9,288,343

	Engineering & Construction - 0.0%
	SBA Tower Trust
355,000	2.88%, 07/15/2046(3)	358,240

	Food - 0.3%
	Kraft Heinz Foods Co.
145,000	2.25%, 06/05/2017	146,303
485,000	3.50%, 07/15/2022(3)	520,603
145,000	4.38%, 06/01/2046(3)	157,742
	Kroger Co.
125,000	3.30%, 01/15/2021	133,626
525,000	3.85%, 08/01/2023	579,848
230,000	4.00%, 02/01/2024	256,108
	Mondelez International, Inc.
40,000	4.00%, 02/01/2024	44,184
	Sigma Alimentos S.A. de CV
510,000	4.13%, 05/02/2026(3)	529,763

		2,368,177

	Gas - 0.1%
	Atmos Energy Corp.
1,160,000	6.35%, 06/15/2017	1,209,812

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Healthcare-Products - 0.1%
	Medtronic, Inc.
$ 110,000	2.50%, 03/15/2020	$114,506
405,000	3.15%, 03/15/2022	434,308
245,000	3.50%, 03/15/2025	268,299
65,000	3.63%, 03/15/2024	71,779
43,000	4.38%, 03/15/2035	49,520

		938,412

	Healthcare-Services - 0.4%
	Aetna, Inc.
275,000	2.80%, 06/15/2023	283,043
210,000	4.25%, 06/15/2036	217,407
	Anthem, Inc.
631,000	3.30%, 01/15/2023	661,806
	Cigna Corp.
470,000	3.25%, 04/15/2025	490,048
	Dignity Health
35,000	2.64%, 11/01/2019	35,976
80,000	3.81%, 11/01/2024	85,552
	Kaiser Foundation Hospitals
120,000	3.50%, 04/01/2022	128,869
120,000	4.88%, 04/01/2042	145,999
	Memorial Sloan-Kettering Cancer Center
120,000	4.20%, 07/01/2055	138,541
	New York-Presbyterian Hospital
205,000	4.02%, 08/01/2045	227,427
	Toledo Hospital
275,000	4.98%, 11/15/2045	349,210
	UnitedHealth Group, Inc.
220,000	3.35%, 07/15/2022	236,554
340,000	3.75%, 07/15/2025	378,287

		3,378,719

	Household Products - 0.2%
	Procter & Gamble Co.
1,100,088	9.36%, 01/01/2021	1,322,539

	Insurance - 0.4%
	Berkshire Hathaway, Inc.
415,000	2.75%, 03/15/2023	433,076
	Chubb INA Holdings, Inc.
120,000	2.30%, 11/03/2020	123,884
185,000	3.35%, 05/15/2024	199,613
	Five Corners Funding Trust
115,000	4.42%, 11/15/2023(3)	124,927
	Liberty Mutual Group, Inc.
100,000	4.25%, 06/15/2023(3)	106,995
	Loews Corp.
165,000	2.63%, 05/15/2023	167,116
	MetLife, Inc.
60,000	1.90%, 12/15/2017	60,475
485,000	3.60%, 04/10/2024	514,940
160,000	4.88%, 11/13/2043	180,423
	Prudential Financial, Inc.
200,000	3.50%, 05/15/2024	209,959
300,000	4.50%, 11/15/2020	330,427
	Teachers Insurance & Annuity Association of America
100,000	4.90%, 09/15/2044(3)	114,538
	Trinity Acquisition plc
645,000	4.40%, 03/15/2026	680,019

		3,246,392

	Internet - 0.2%
	Amazon.com, Inc.
285,000	2.50%, 11/29/2022	296,739
530,000	4.80%, 12/05/2034	633,567
100,000	4.95%, 12/05/2044	125,357

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Expedia, Inc.
$ 525,000	5.00%, 02/15/2026(3)	$559,205

		1,614,868

	IT Services - 0.1%
	Apple, Inc.
300,000	2.85%, 05/06/2021	317,184
270,000	3.45%, 05/06/2024	293,795
35,000	4.45%, 05/06/2044	38,882

		649,861

	Lodging - 0.1%
	Marriott International, Inc.
670,000	2.30%, 01/15/2022	676,440
450,000	2.88%, 03/01/2021	465,259

		1,141,699

	Machinery-Construction & Mining - 0.1%
	Caterpillar Financial Services Corp.
400,000	3.30%, 06/09/2024	429,454
	Caterpillar, Inc.
170,000	3.40%, 05/15/2024	184,608
30,000	4.30%, 05/15/2044	34,219

		648,281

	Media - 0.6%
	21st Century Fox America, Inc.
180,000	4.00%, 10/01/2023	198,134
220,000	4.50%, 02/15/2021	245,958
300,000	4.75%, 09/15/2044	340,622
	Charter Communications Operating LLC / Charter Communications Operating Capital
155,000	6.48%, 10/23/2045(3)	185,959
	Comcast Corp.
450,000	3.13%, 07/15/2022	483,773
450,000	4.40%, 08/15/2035	516,691
150,000	6.40%, 05/15/2038	213,380
	Cox Communications, Inc.
770,000	4.80%, 02/01/2035(3)	742,115
	Grupo Televisa S.A.B.
230,000	6.13%, 01/31/2046	267,481
	Sky plc
200,000	2.63%, 09/16/2019(3)	204,180
645,000	3.75%, 09/16/2024(3)	684,768
	Time Warner Cable, Inc.
780,000	5.85%, 05/01/2017	804,328
80,000	6.55%, 05/01/2037	95,992
60,000	7.30%, 07/01/2038	78,313
106,000	8.25%, 04/01/2019	123,061
5,000	8.75%, 02/14/2019	5,814
	Time Warner Entertainment Co., L.P.
30,000	8.38%, 03/15/2023	39,284
	Viacom, Inc.
145,000	3.88%, 12/15/2021	154,488

		5,384,341

	Miscellaneous Manufacturing - 0.1%
	Parker-Hannifin Corp.
90,000	4.45%, 11/21/2044	108,564
	Pentair Finance S.A.
570,000	2.90%, 09/15/2018	574,522

		683,086

	Oil & Gas - 1.2%
	Anadarko Petroleum Corp.
495,000	4.85%, 03/15/2021	524,095
48,000	6.38%, 09/15/2017	50,326

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	BG Energy Capital plc
$ 900,000	4.00%, 10/15/2021(3)	$992,499
	BP Capital Markets plc
130,000	2.32%, 02/13/2020	133,255
570,000	3.81%, 02/10/2024	614,673
25,000	3.99%, 09/26/2023	27,282
575,000	4.75%, 03/10/2019	624,821
	ConocoPhillips Co.
131,000	2.88%, 11/15/2021	132,478
260,000	3.35%, 05/15/2025	261,722
65,000	4.30%, 11/15/2044	64,289
65,000	5.75%, 02/01/2019	71,227
35,000	6.00%, 01/15/2020	39,606
	Devon Energy Corp.
1,052,000	3.25%, 05/15/2022	1,028,219
165,000	5.00%, 06/15/2045	152,139
90,000	5.60%, 07/15/2041	86,575
	Marathon Oil Corp.
265,000	2.70%, 06/01/2020	252,335
	Noble Energy, Inc.
360,000	4.15%, 12/15/2021	381,597
	Petroleos Mexicanos
440,000	5.50%, 02/04/2019(3)	465,300
	Phillips 66
175,000	4.88%, 11/15/2044	191,736
	Pioneer Natural Resources Co.
755,000	7.50%, 01/15/2020	874,676
	Shell International Finance B.V.
190,000	3.25%, 05/11/2025	200,341
200,000	4.38%, 03/25/2020	220,439
	Sinopec Group Overseas Development Ltd.
890,000	2.50%, 04/28/2020(3)	905,969
	Statoil ASA
70,000	2.25%, 11/08/2019	71,980
30,000	2.45%, 01/17/2023	30,589
30,000	2.65%, 01/15/2024	30,762
95,000	2.75%, 11/10/2021	98,847
355,000	2.90%, 11/08/2020	372,696
35,000	3.25%, 11/10/2024	37,564
5,000	3.70%, 03/01/2024	5,434
	Suncor Energy, Inc.
350,000	3.60%, 12/01/2024	369,130
275,000	6.10%, 06/01/2018	295,118
	Total Capital International S.A.
325,000	2.70%, 01/25/2023	335,918

		9,943,637

	Oil & Gas Services - 0.1%
	Schlumberger Holdings Corp.
250,000	3.00%, 12/21/2020(3)	262,242
	Schlumberger Investment S.A.
330,000	3.65%, 12/01/2023	361,844

		624,086

	Pharmaceuticals - 1.0%
	AbbVie, Inc.
775,000	1.80%, 05/14/2018	781,263
60,000	3.20%, 11/06/2022	62,991
	Actavis Funding SCS
300,000	3.00%, 03/12/2020	312,095
450,000	3.45%, 03/15/2022	473,273
45,000	3.80%, 03/15/2025	47,821
155,000	4.55%, 03/15/2035	166,871
125,000	4.85%, 06/15/2044	138,331
	Bayer US Finance LLC
700,000	3.00%, 10/08/2021(3)	732,238

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Cardinal Health, Inc.
$ 195,000	2.40%, 11/15/2019	$200,028
430,000	3.50%, 11/15/2024	459,314
200,000	4.50%, 11/15/2044	218,726
	EMD Finance LLC
705,000	2.95%, 03/19/2022(3)	727,036
670,000	3.25%, 03/19/2025(3)	695,801
	Express Scripts Holding Co.
315,000	2.25%, 06/15/2019	321,188
	Forest Laboratories LLC
260,000	4.88%, 02/15/2021(3)	290,652
225,000	5.00%, 12/15/2021(3)	254,677
	McKesson Corp.
25,000	2.85%, 03/15/2023	25,628
135,000	3.80%, 03/15/2024	147,114
	Merck & Co., Inc.
430,000	2.75%, 02/10/2025	452,701
315,000	2.80%, 05/18/2023	333,213
125,000	4.15%, 05/18/2043	143,745
	Mylan N.V.
510,000	3.00%, 12/15/2018(3)	525,527
	Teva Pharmaceutical Finance Netherlands III B.V.
665,000	2.80%, 07/21/2023	676,534
65,000	4.10%, 10/01/2046	66,930

		8,253,697

	Pipelines - 0.5%
	Columbia Pipeline Group, Inc.
225,000	2.45%, 06/01/2018	226,658
400,000	4.50%, 06/01/2025	431,465
	Energy Transfer Partners L.P.
300,000	5.15%, 03/15/2045	279,110
	Enterprise Products Operating LLC
250,000	3.95%, 02/15/2027	263,402
	Kinder Morgan Energy Partners L.P.
525,000	6.95%, 01/15/2038	597,045
	Phillips 66 Partners L.P.
535,000	3.61%, 02/15/2025	523,799
	Regency Energy Partners L.P. / Regency Energy Finance Corp.
615,000	5.88%, 03/01/2022	670,755
	Sunoco Logistics Partners Operations L.P.
600,000	4.40%, 04/01/2021	632,814
	TransCanada PipeLines Ltd.
285,000	4.88%, 01/15/2026	326,920
	Western Gas Partners L.P.
530,000	4.00%, 07/01/2022	533,006

		4,484,974

	Real Estate - 0.1%
	WEA Finance LLC / Westfield UK & Europe Finance plc
650,000	2.70%, 09/17/2019(3)	665,520

	Real Estate Investment Trusts - 0.3%
	American Tower Corp.
450,000	3.45%, 09/15/2021	475,187
	AvalonBay Communities, Inc.
150,000	3.63%, 10/01/2020	160,377
	Brandywine Operating Partnership L.P.
350,000	5.70%, 05/01/2017	360,512
	Crown Castle International Corp.
280,000	3.70%, 06/15/2026	294,918
	DDR Corp.
425,000	4.63%, 07/15/2022	460,347
	HCP, Inc.
670,000	4.00%, 06/01/2025	685,143
	Scentre Group
345,000	2.38%, 11/05/2019(3)	350,835

		2,787,319

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Retail - 0.4%
	AutoZone, Inc.
$ 200,000	3.13%, 07/15/2023	$207,391
355,000	3.70%, 04/15/2022	383,234
	CVS Health Corp.
695,000	4.00%, 12/05/2023	773,826
160,000	4.88%, 07/20/2035	191,291
375,000	5.13%, 07/20/2045	476,950
	Home Depot, Inc.
75,000	4.40%, 03/15/2045	90,022
	Lowe’s Cos., Inc.
600,000	4.63%, 04/15/2020	661,211
	O’Reilly Automotive, Inc.
335,000	3.80%, 09/01/2022	359,881

		3,143,806

	Savings & Loans - 0.1%
	Nationwide Building Society
595,000	2.35%, 01/21/2020(3)	601,860

	Semiconductors - 0.0%
	Lam Research Corp.
260,000	3.45%, 06/15/2023	271,093

	Telecommunications - 0.6%
	America Movil S.A.B. de C.V.
250,000	3.13%, 07/16/2022	261,436
	AT&T, Inc.
65,000	3.95%, 01/15/2025	70,162
460,000	4.45%, 04/01/2024	509,078
215,000	4.75%, 05/15/2046	227,675
25,000	5.35%, 09/01/2040	28,383
175,000	6.55%, 02/15/2039	223,055
	GTP Acquisition Partners I LLC
165,000	2.35%, 06/15/2045(3)	164,221
	Orange S.A.
650,000	4.13%, 09/14/2021	719,671
200,000	9.00%, 03/01/2031	317,443
	Verizon Communications, Inc.
45,000	3.45%, 03/15/2021	48,297
490,000	3.50%, 11/01/2021	529,409
880,000	4.50%, 09/15/2020	978,580
625,000	4.52%, 09/15/2048	666,991
291,000	4.67%, 03/15/2055	302,244
130,000	4.75%, 11/01/2041	143,796
87,000	6.40%, 09/15/2033	112,817

		5,303,258

	Transportation - 0.2%
	FedEx Corp.
80,000	2.70%, 04/15/2023	82,465
280,000	4.90%, 01/15/2034	327,049
300,000	5.10%, 01/15/2044	362,695
	Kansas City Southern
350,000	4.95%, 08/15/2045	403,466
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
405,000	3.20%, 07/15/2020(3)	411,855
400,000	3.38%, 02/01/2022(3)	408,128

		1,995,658

	Total Corporate Bonds (cost $120,305,042)	128,023,665

Foreign Government Obligations - 0.3%
	Mexico - 0.0%
	Mexico Government International Bond
372,000	3.50%, 01/21/2021	394,320

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 225,000	3.60%, 01/30/2025	$235,406

		629,726

	Qatar - 0.1%
	Qatar Government International Bond
690,000	4.63%, 06/02/2046(3)	740,025

	Slovenia - 0.1%
	Slovenia Government International Bond
700,000	5.50%, 10/26/2022(3)	799,750

	South Korea - 0.1%
	Export-Import Bank of Korea
680,000	1.75%, 05/26/2019	685,419

	Total Foreign Government Obligations (cost $2,737,035)	2,854,920

Municipal Bonds - 1.1%
	General - 0.2%
	Chicago Transit Auth
115,000	6.90%, 12/01/2040	151,672
	Kansas Dev Finance Auth
425,000	4.93%, 04/15/2045	495,057
	New Jersey State, Economic Auth Rev
570,000	3.80%, 06/15/2018	585,270

		1,231,999

	General Obligation - 0.2%
	California State, GO Taxable
250,000	7.55%, 04/01/2039	408,473
	Chicago, IL, Metropolitan Water Reclamation GO
130,000	5.72%, 12/01/2038	168,635
	Illinois State, GO
365,000	5.10%, 06/01/2033	356,579
	Los Angeles, CA, USD GO
800,000	5.75%, 07/01/2034	1,080,024

		2,013,711

	Higher Education - 0.1%
	University of California, Build America Bonds Rev
370,000	5.77%, 05/15/2043	505,568

	Medical - 0.1%
	University of California, Regents MedCenter Pooled Rev
100,000	6.55%, 05/15/2048	148,757
375,000	6.58%, 05/15/2049	555,566

		704,323

	Power - 0.0%
	Utility Debt Securitization Auth, New York
100,000	3.44%, 12/15/2025	109,010

	Transportation - 0.5%
	Bay Area, CA, Toll Auth Bridge Rev
390,000	6.26%, 04/01/2049	605,853
	Dallas, TX, Area Rapid Transit Sales Tax Rev
425,000	6.00%, 12/01/2044	624,805
	Illinois State Toll Highway Auth, Taxable Rev
350,000	6.18%, 01/01/2034	487,515
	Maryland State Transportation Auth
255,000	5.89%, 07/01/2043	357,339
	New York and New Jersey PA, Taxable Rev
200,000	4.81%, 10/15/2065	256,272
185,000	5.86%, 12/01/2024	237,686
115,000	6.04%, 12/01/2029	157,479
	North Texas Tollway Auth Rev
730,000	6.72%, 01/01/2049	1,149,210

		3,876,159

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Utility - Electric - 0.0%
	Municipal Electric Auth Georgia
$ 245,000	6.64%, 04/01/2057	$342,708

	Total Municipal Bonds (cost $6,704,496)	8,783,478

U.S. Government Agencies - 0.8%
	FHLMC - 0.2%
47,573	4.00%, 03/01/2041	51,150
428,525	4.50%, 08/01/2033	468,708
9,637	4.50%, 09/01/2033	10,519
2,958	4.50%, 08/01/2034	3,235
295,637	4.50%, 08/01/2035	322,620
52,262	4.50%, 09/01/2035	57,145
6,141	4.50%, 11/01/2035	6,687
390,902	4.50%, 03/01/2036	426,445
605,572	4.50%, 11/01/2043	659,520

		2,006,029

	FNMA - 0.4%
631,204	4.50%, 06/01/2040	690,955
17,399	4.50%, 07/01/2040	18,962
52,849	4.50%, 04/01/2041	57,878
706,137	4.50%, 08/01/2041	773,337
662,455	4.50%, 09/01/2041	725,498
148,034	4.50%, 12/01/2041	162,056
178,560	4.50%, 06/01/2044	194,575
400,000	4.50%, 08/16/2046	436,183

		3,059,444

	GNMA - 0.2%
954	6.00%, 11/20/2023	1,072
1,751	6.00%, 12/20/2023	2,001
299	6.00%, 01/20/2024	336
3,217	6.00%, 02/20/2024	3,613
6,355	6.00%, 06/20/2024	7,139
280	6.00%, 02/20/2026	315
484	6.00%, 10/20/2026	543
853	6.00%, 02/20/2027	958
322	6.00%, 01/20/2028	362
7,391	6.00%, 02/20/2028	8,570
12,127	6.00%, 04/20/2028	13,904
3,631	6.00%, 06/15/2028	4,153
34,291	6.00%, 07/20/2028	39,309
30,573	6.00%, 08/20/2028	35,089
9,397	6.00%, 10/15/2028	10,721
45,056	6.00%, 11/15/2028	51,873
32,152	6.00%, 03/20/2029	36,899
26,655	6.00%, 09/20/2029	30,776
11,784	6.00%, 03/20/2030	13,245
78,756	6.00%, 04/20/2030	88,524
21,692	6.00%, 06/20/2030	24,381
3,388	6.00%, 08/15/2034	3,865
80	6.50%, 04/15/2026	92
40,402	6.50%, 03/15/2028	46,445
5,473	6.50%, 05/15/2028	6,292
27,962	6.50%, 07/15/2028	32,145
25,992	6.50%, 10/15/2028	29,903
1,528	6.50%, 12/15/2028	1,757
70,775	6.50%, 01/15/2029	81,363
13,477	6.50%, 02/15/2029	15,493
180,230	6.50%, 03/15/2029	207,193
26,393	6.50%, 04/15/2029	30,461
15,917	6.50%, 05/15/2029	18,378
13,190	6.50%, 06/15/2029	15,163
22,208	6.50%, 02/15/2035	26,691
53,558	7.00%, 11/15/2031	63,028

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 33,281	7.00%, 03/15/2032	$38,594
233,438	7.00%, 11/15/2032	291,172
6,751	7.00%, 01/15/2033	8,286
23,934	7.00%, 05/15/2033	29,288
46,987	7.00%, 07/15/2033	56,710
66,906	7.00%, 11/15/2033	81,174
2,369	8.00%, 12/15/2029	2,428
3,525	8.00%, 04/15/2030	3,875
7,843	8.00%, 05/15/2030	8,019
674	8.00%, 07/15/2030	740
10,149	8.00%, 08/15/2030	10,594
14,524	8.00%, 11/15/2030	15,766
81,700	8.00%, 02/15/2031	89,260

		1,587,958

	Total U.S. Government Agencies (cost $6,316,051)	6,653,431

U.S. Government Securities - 12.6%
	Other Direct Federal Obligations - 0.7%
	Financing Corp.
5,000,000	9.80%, 04/06/2018	5,759,825

	U.S. Treasury Securities - 11.9%
	U.S. Treasury Bonds - 2.8%
5,720,000	2.50%, 02/15/2045	6,094,483
870,000	2.50%, 02/15/2046	927,875
865,000	2.75%, 11/15/2042	972,179
4,275,000	2.88%, 05/15/2043	4,910,573
625,000	2.88%, 08/15/2045	717,944
500,000	3.00%, 11/15/2044	587,461
2,167,500	3.13%, 02/15/2043	2,608,959
2,685,000	3.13%, 08/15/2044(7)	3,228,817
1,430,000	3.38%, 05/15/2044	1,799,566
1,400,000	6.00%, 02/15/2026	1,973,180

		23,821,037

	U.S. Treasury Notes - 9.1%
700,000	0.50%, 11/30/2016	700,346
940,000	0.50%, 03/31/2017	940,012
4,205,000	0.63%, 12/31/2016	4,209,420
2,500,000	0.63%, 05/31/2017	2,500,978
75,000	0.75%, 10/31/2017	75,111
533,900	0.88%, 01/31/2017	535,089
2,500,000	1.00%, 12/15/2017	2,512,305
1,525,000	1.25%, 11/30/2018	1,544,241
3,050,000	1.25%, 03/31/2021	3,082,644
3,125,000	1.38%, 09/30/2018	3,170,900
6,860,000	1.38%, 08/31/2020	6,977,100
3,075,000	1.38%, 01/31/2021	3,124,729
11,520,000	1.50%, 03/31/2023	11,688,745
8,280,000	1.63%, 07/31/2019	8,487,969
1,250,000	1.63%, 02/15/2026	1,268,521
8,245,000	1.75%, 09/30/2019	8,486,875
2,120,000	2.00%, 02/15/2025	2,220,865
170,000	2.00%, 08/15/2025	178,075
2,515,000	2.13%, 05/15/2025	2,660,397
4,100,000	2.25%, 11/15/2024	4,377,869
1,415,000	2.38%, 08/15/2024	1,523,889
1,350,000	2.75%, 02/15/2024	1,489,377
5,200,000	4.50%, 05/15/2017	5,359,858

		77,115,315

		100,936,352

	Total U.S. Government Securities (cost $100,285,009)	106,696,177

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Total Long-Term Investments (cost $689,791,112)		837,657,510
Short-Term Investments - 1.1%
	Other Investment Pools & Funds - 1.1%
9,505,151	Federated Prime Obligations Fund		$9,505,151

	Total Short-Term Investments (cost $9,505,151)		9,505,151

	Total Investments (cost $699,296,263)^	100.1%	$847,162,661
	Other Assets and Liabilities	(0.1)%	(1,037,240)

	Total Net Assets	100.0%	$846,125,421

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$159,120,057
Unrealized Depreciation	(11,253,659)

Net Unrealized Appreciation	$147,866,398

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	2,006,600	Allstar Co.	$872,908
11/2013	32,392	Tory Burch LLC	2,538,751

			$3,411,659

At July 31, 2016, the aggregate value of these securities was $4,347,810, which represents 0.5% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $4,347,810, which represents 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $42,755,220, which represents 5.1% of total net assets.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury Ultra Long Term Bond Future	16	09/21/2016	$2,792,593	$3,048,500	$255,907

Total futures contracts					$255,907

TBA Sale Commitments Outstanding at July 31, 2016
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 4.50%	$1,300,000	08/01/2046	$(1,416,652)	$(12)
FNMA, 4.50%	850,000	08/01/2046	(926,889)	244
FNMA, 4.50%	400,000	09/01/2046	(435,918)	(355)

Total (proceeds $2,779,336)			$(2,779,459)	$(123)

At July 31, 2016, the aggregate market value of these securities represents (0.3)% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$51,644,538	$51,644,538	$—	$—
Capital Goods	43,102,559	43,102,559	—	—
Commercial & Professional Services	6,055,480	6,055,480	—	—
Consumer Durables & Apparel	13,135,231	13,135,231	—	—
Consumer Services	9,886,758	9,886,758	—	—
Diversified Financials	22,267,258	22,267,258	—	—
Energy	38,220,848	38,220,848	—	—
Food & Staples Retailing	10,025,814	10,025,814	—	—
Food, Beverage & Tobacco	33,977,073	26,497,253	7,479,820	—
Health Care Equipment & Services	31,104,366	31,104,366	—	—
Household & Personal Products	5,733,788	5,733,788	—	—
Insurance	23,259,505	23,259,505	—	—
Materials	15,373,569	15,373,569	—	—
Media	21,693,538	21,693,538	—	—
Pharmaceuticals, Biotechnology & Life Sciences	78,510,905	62,627,810	15,883,095	—
Retailing	26,769,867	22,422,057	—	4,347,810
Semiconductors & Semiconductor Equipment	27,150,815	27,150,815	—	—
Software & Services	52,100,744	52,100,744	—	—
Technology Hardware & Equipment	30,662,685	30,662,685	—	—
Telecommunication Services	3,766,162	3,766,162	—	—
Transportation	6,259,474	6,259,474	—	—
Utilities	13,139,462	13,139,462	—	—
Asset & Commercial Mortgage Backed Securities	20,805,400	—	20,805,400	—
Corporate Bonds	128,023,665	—	128,023,665	—
Foreign Government Obligations	2,854,920	—	2,854,920	—
Municipal Bonds	8,783,478	—	8,783,478	—
U.S. Government Agencies	6,653,431	—	6,653,431	—
U.S. Government Securities	106,696,177	—	106,696,177	—
Short-Term Investments	9,505,151	9,505,151	—	—
Futures Contracts(2)	255,907	255,907	—	—

Total	$847,418,568	$545,890,772	$297,179,986	$4,347,810

Liabilities
TBA Sale Commitments	$(2,779,459)	$—	$(2,779,459)	$—

Total	$(2,779,459)	$—	$(2,779,459)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common	Asset and Commercial	Total
	Stocks	Mortgage Backed
Securities

Beginning balance	$2,930,473	$ 309,712	$3,240,185

Purchases	-	-	-

Sales	-	-	-

Accrued discounts/(premiums)	-	-	-

Total realized gain/(loss)	-	-	-

Net change in unrealized appreciation/depreciation	1,417,337	-	1,417,337

The Hartford Balanced Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Transfers into Level 3 (1)	-	-	-

Transfers out of Level 3 (1)	-	(309,712)	(309,712)

Ending balance	$4,347,810	$ -	$4,347,810

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $1,417,337.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)    Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 45.7%
	Banks - 5.4%
927,790	BB&T Corp.	$34,207,617
2,066,510	JP Morgan Chase & Co.	132,194,645
748,030	M&T Bank Corp.	85,694,317
751,100	National Bank of Canada	25,720,278
873,390	US Bancorp	36,830,856
2,784,670	Wells Fargo & Co.	133,580,620

		448,228,333

	Capital Goods - 3.5%
247,700	3M Co.	44,179,772
414,470	Caterpillar, Inc.	34,301,537
1,121,770	Eaton Corp. plc	71,131,436
3,450,980	General Electric Co.	107,463,517
139,610	Lockheed Martin Corp.	35,283,635

		292,359,897

	Commercial & Professional Services - 0.2%
261,940	Waste Management, Inc.	17,319,473

	Consumer Services - 0.7%
458,760	McDonald’s Corp.	53,973,114

	Diversified Financials - 1.4%
215,430	BlackRock, Inc.	78,901,238
1,191,400	Invesco Ltd.	34,765,052

		113,666,290

	Energy - 6.8%
1,541,300	Canadian Natural Resources Ltd.	46,593,499
913,840	Chevron Corp.	93,650,323
881,200	Enbridge, Inc.	36,243,756
899,210	Exxon Mobil Corp.	79,984,730
794,400	Marathon Petroleum Corp.	31,291,416
878,700	Occidental Petroleum Corp.	65,665,251
511,600	Phillips 66	38,912,296
1,451,974	Royal Dutch Shell plc Class B	38,620,645
235,600	Spectra Energy Corp.	8,474,532
2,714,200	Suncor Energy, Inc.	73,039,122
1,035,560	TransCanada Corp.	48,016,545

		560,492,115

	Food, Beverage & Tobacco - 4.3%
471,150	Altria Group, Inc.	31,896,855
919,271	British American Tobacco plc	58,672,293
1,379,200	Coca-Cola Co.	60,174,496
252,200	Diageo plc ADR	29,391,388
865,130	Kraft Heinz Co.	74,738,581
330,810	PepsiCo, Inc.	36,031,825
687,150	Philip Morris International, Inc.	68,893,659

		359,799,097

	Household & Personal Products - 0.7%
117,090	Kimberly-Clark Corp.	15,169,010
290,670	Procter & Gamble Co.	24,878,445
423,300	Unilever N.V.	19,522,596

		59,570,051

	Insurance - 1.8%
452,680	Chubb Ltd.	56,702,697
1,135,100	MetLife, Inc.	48,514,174
905,100	Principal Financial Group, Inc.	42,204,813

		147,421,684

	Materials - 1.6%
434,900	Agrium, Inc.	39,471,524
1,061,180	Dow Chemical Co.	56,953,530

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

285,890	Nucor Corp.	$15,335,140
299,900	Packaging Corp. of America	22,399,531

		134,159,725

	Media - 0.5%
889,560	Thomson Reuters Corp.	37,459,372

	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
1,489,540	AstraZeneca plc ADR	50,852,896
1,073,170	Johnson & Johnson	134,393,079
1,942,660	Merck & Co., Inc.	113,956,436
590,392	Novartis AG	48,968,965
3,511,335	Pfizer, Inc.	129,533,148
131,445	Roche Holding AG	33,553,696

		511,258,220

	Real Estate - 0.3%
102,900	Simon Property Group, Inc. REIT	23,362,416

	Semiconductors & Semiconductor Equipment - 2.2%
789,191	Analog Devices, Inc.	50,374,062
2,584,850	Intel Corp.	90,107,871
787,110	Maxim Integrated Products, Inc.	32,098,346
179,726	Texas Instruments, Inc.	12,535,888

		185,116,167

	Software & Services - 2.2%
96,070	IBM Corp.	15,430,763
2,862,850	Microsoft Corp.	162,266,338

		177,697,101

	Technology Hardware & Equipment - 1.4%
3,887,190	Cisco Systems, Inc.	118,675,911

	Telecommunication Services - 1.9%
1,148,400	BCE, Inc.	54,999,006
1,915,039	Verizon Communications, Inc.	106,112,311

		161,111,317

	Transportation - 1.2%
696,300	Union Pacific Corp.	64,790,715
293,830	United Parcel Service, Inc. Class B	31,763,023

		96,553,738

	Utilities - 3.4%
1,084,800	Dominion Resources, Inc.	84,636,096
464,900	Duke Energy Corp.	39,790,791
787,740	Eversource Energy	46,074,912
2,193,122	National Grid plc	31,446,788
269,800	NextEra Energy, Inc.	34,612,642
1,019,770	Xcel Energy, Inc.	44,849,485

		281,410,714

	Total Common Stocks (cost $3,237,922,371)	3,779,634,735

Asset & Commercial Mortgage Backed Securities - 1.6%
	Asset-Backed - Automobile - 0.1%
	Westlake Automobile Receivables Trust
$ 4,456,047	1.28%, 07/16/2018(1)	4,456,092

	Asset-Backed - Credit Card - 0.1%
	Capital One Multi-Asset Execution Trust
8,430,000	0.53%, 11/15/2019(2)	8,427,587

	Asset-Backed - Finance & Insurance - 0.1%
	Countrywide Asset-Backed Certificates
462,213	0.88%, 06/25/2036(2)	441,887
	First Franklin Mortgage Loan Trust
1,602,261	0.73%, 04/25/2036(2)	1,040,887
4,125,000	0.80%, 09/25/2036(2)	2,809,430
	HSI Asset Securitization Corp. Trust
1,060,000	0.76%, 02/25/2036(2)	937,329

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Lehman XS Trust
$ 919,891	1.01%, 11/25/2035(2)	$604,086
	Securitized Asset Backed Receivables LLC
946,455	0.58%, 07/25/2036(2)	452,850

		6,286,469

	Asset-Backed - Home Equity - 0.2%
	Asset Backed Funding Certificates
256,175	0.71%, 01/25/2037(2)	155,506
	GSAA Home Equity Trust
1,160,539	0.54%, 12/25/2046(2)	725,971
872,761	0.56%, 12/25/2046(2)	456,575
1,942,841	0.57%, 02/25/2037(2)	1,025,404
1,219,513	0.58%, 12/25/2036(2)	600,344
3,608,406	0.59%, 03/25/2037(2)	1,854,122
2,451,398	0.67%, 11/25/2036(2)	1,238,398
740,809	0.72%, 04/25/2047(2)	492,515
322,889	0.79%, 03/25/2036(2)	214,113
1,060,497	0.81%, 04/25/2047(2)	700,739
1,387,832	5.99%, 06/25/2036(2)	713,517
4,550,953	6.00%, 11/25/2036	2,942,102
582,432	6.30%, 06/25/2036	299,301
	Morgan Stanley Mortgage Loan Trust
1,474,035	0.66%, 11/25/2036(2)	637,543
	Renaissance Home Equity Loan Trust
2,519,415	5.91%, 04/25/2037(3)	1,319,062
1,292,593	6.12%, 11/25/2036(3)	787,536
	Soundview Home Loan Trust
1,995,000	0.74%, 11/25/2036(2)	1,358,762

		15,521,510

	Commercial Mortgage - Backed Securities - 0.1%
	Bear Stearns Commercial Mortgage Securities Trust
350,988	5.20%, 12/11/2038	352,062
75,238	5.54%, 10/12/2041	75,269
	Commercial Mortgage Pass-Through Certificates
270,000	4.75%, 10/15/2045(1)(2)	166,641
1,130,000	4.77%, 10/15/2045(1)(2)	1,138,566
	Commercial Mortgage Trust
815,000	4.26%, 07/10/2045(1)(2)	721,003
380,000	4.33%, 12/10/2045(1)(2)	354,798
2,070,000	4.57%, 10/15/2045(1)(2)	1,741,514
	GS Mortgage Securities Corp. II
855,000	4.85%, 11/10/2045(1)(2)	805,286
	GS Mortgage Securities Trust
1,000,000	4.87%, 04/10/2047(1)(2)	778,822
	JP Morgan Chase Commercial Mortgage Securities Trust
500,000	2.73%, 10/15/2045(1)(2)	278,250
1,000,000	4.00%, 08/15/2046(1)(2)	819,668
1,247,998	4.66%, 10/15/2045(1)(2)	1,200,243
850,000	5.32%, 08/15/2046(1)(2)	881,631
	Morgan Stanley Bank of America Merrill Lynch Trust
960,000	4.50%, 08/15/2045(1)	692,946
	UBS-Barclays Commercial Mortgage Trust
605,000	4.09%, 03/10/2046(1)(2)	423,590
	Wells Fargo Commercial Mortgage Trust
360,000	4.78%, 10/15/2045(1)(2)	352,053
	WF-RBS Commercial Mortgage Trust
1,085,599	3.02%, 11/15/2047(1)	541,115
440,505	5.00%, 04/15/2045(1)(2)	259,402

		11,582,859

	Whole Loan Collateral CMO - 1.0%
	Adjustable Rate Mortgage Trust
772,476	0.75%, 01/25/2036(2)	642,212
621,904	0.76%, 11/25/2035(2)	573,728
745,658	0.99%, 01/25/2036(2)	639,626

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Alternative Loan Trust
$ 3,345,701	0.76%, 01/25/2036(2)	$2,742,940
200,337	0.81%, 11/25/2035(2)	158,322
1,262,114	0.89%, 10/25/2036(2)	780,450
841,001	5.50%, 12/25/2035	706,279
953,888	5.75%, 05/25/2036	729,793
214,139	6.00%, 05/25/2036	163,867
620,254	6.00%, 12/25/2036	435,667
1,207,389	6.50%, 08/25/2037	797,741
	American Home Mortgage Assets Trust
761,839	0.68%, 09/25/2046(2)	523,752
289,292	1.40%, 10/25/2046(2)	202,583
	Banc of America Funding Trust
1,495,546	0.72%, 02/20/2047(2)	1,233,816
819,567	0.79%, 05/20/2047(2)	671,918
858,916	5.77%, 05/25/2037(2)	774,203
190,444	5.85%, 01/25/2037(3)	162,711
	BCAP LLC Trust
455,799	0.66%, 01/25/2037(2)	364,697
	Bear Stearns Adjustable Rate Mortgage Trust
894,860	2.66%, 10/25/2035(2)	861,093
608,358	2.83%, 02/25/2036(2)	471,140
408,672	4.69%, 06/25/2047(2)	362,430
	Bear Stearns Alt-A Trust
1,865,141	0.81%, 08/25/2036(2)	1,403,073
292,010	0.87%, 05/25/2036(2)	240,662
1,328,637	0.97%, 02/25/2036(2)	1,132,850
	Bear Stearns Mortgage Funding Trust
1,736,112	0.67%, 10/25/2036(2)	1,347,249
	Chase Mortgage Finance Trust
585,000	5.50%, 11/25/2035	557,251
	CHL Mortgage Pass-Through Trust
1,935,888	1.17%, 03/25/2035(2)	1,518,416
862,350	2.78%, 03/20/2036(2)	699,165
2,864,484	2.91%, 06/20/2035(2)	2,665,243
562,296	3.03%, 04/25/2037(2)	507,618
	Citigroup Mortgage Loan Trust
487,641	3.09%, 07/25/2036(2)	341,775
	Countrywide Home Loans, Inc.
3,354,883	2.64%, 11/20/2035(2)	2,796,057
620,253	2.79%, 09/25/2047(2)	547,696
270,188	3.00%, 04/20/2036(2)	206,011
	Credit Suisse First Boston Mortgage Securities Corp.
439,913	5.50%, 06/25/2035	410,674
	Deutsche Alt-A Securities Mortgage Loan Trust
515,727	0.64%, 03/25/2037(2)	373,570
	Deutsche Mortgage Sec, Inc. Mortgage Loan Trust
2,430,516	5.66%, 12/25/2033	2,467,291
	DSLA Mortgage Loan Trust
985,413	1.36%, 03/19/2046(2)	795,800
	GMAC Mortgage Corp. Loan Trust
234,033	3.37%, 04/19/2036(2)	200,163
	GSR Mortgage Loan Trust
6,878,170	0.79%, 01/25/2037(2)	4,325,817
209,218	0.99%, 11/25/2035(2)	140,557
2,095,042	2.95%, 01/25/2036(2)	1,931,984
955,122	3.30%, 10/25/2035(2)	840,487
	HarborView Mortgage Loan Trust
352,545	0.67%, 01/19/2038(2)	294,401
2,711,664	0.72%, 12/19/2036(2)	2,012,174
391,364	0.81%, 09/19/2035(2)	314,336
444,630	1.18%, 01/19/2035(2)	295,156
	IndyMac IMSC Mortgage Loan Trust
3,389,399	0.64%, 03/25/2047(2)	2,152,377
	IndyMac INDA Mortgage Loan Trust
892,878	2.99%, 12/25/2036(2)	785,192

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 486,507	3.15%, 09/25/2036(2)	$386,749
	IndyMac Index Mortgage Loan Trust
809,731	0.68%, 04/25/2037(2)	587,921
335,634	0.69%, 10/25/2036(2)	271,600
368,382	0.73%, 07/25/2035(2)	320,712
595,225	0.77%, 07/25/2035(2)	482,717
208,138	0.78%, 01/25/2036(2)	131,871
777,877	0.89%, 07/25/2046(2)	462,876
240,121	2.86%, 01/25/2036(2)	223,631
416,377	3.00%, 08/25/2035(2)	312,690
485,866	3.03%, 02/25/2036(2)	398,354
2,820,947	3.14%, 04/25/2037(2)	1,801,208
	JP Morgan Mortgage Trust
277,440	2.90%, 04/25/2037(2)	244,687
3,480,883	2.97%, 05/25/2036(2)	3,120,003
	Lehman XS Trust
841,218	0.68%, 11/25/2046(2)	673,913
279,159	0.70%, 07/25/2046(2)	221,931
1,056,791	0.73%, 06/25/2047(2)	719,624
415,855	1.30%, 09/25/2047(2)	335,438
	Luminent Mortgage Trust
784,841	0.69%, 10/25/2046(2)	668,254
	Merrill Lynch Mortgage Investors Trust
292,757	2.98%, 07/25/2035(2)	230,862
	Morgan Stanley Mortgage Loan Trust
653,919	3.02%, 05/25/2036(2)	464,909
	Nomura Asset Acceptance Corp. Alternative Loan Trust
972,238	4.20%, 06/25/2036(2)	729,159
	RBSGC Mortgage Pass-Through Certificates
812,642	6.25%, 01/25/2037	738,649
	Residential Accredit Loans, Inc.
2,383,328	0.79%, 04/25/2036(2)	1,711,606
931,787	1.26%, 09/25/2046(2)	655,585
2,402,305	1.73%, 11/25/2037(2)	1,622,126
1,822,756	6.00%, 12/25/2035	1,577,637
	Residential Asset Securitization Trust
1,425,202	0.94%, 03/25/2035(2)	1,121,715
1,410,119	6.25%, 11/25/2036	960,046
	Residential Funding Mortgage Securities, Inc.
4,334,066	3.22%, 08/25/2035(2)	3,237,610
279,237	3.46%, 04/25/2037(2)	236,933
289,621	5.75%, 01/25/2036	233,802
912,716	6.00%, 07/25/2037	844,370
	Sequoia Mortgage Trust
286,465	3.01%, 07/20/2037(2)	229,291
	Structured Adjustable Rate Mortgage Loan Trust
1,165,757	0.68%, 07/25/2037(2)	899,457
666,325	0.79%, 09/25/2034(2)	576,209
	Structured Asset Mortgage Investments II Trust
2,234,206	0.72%, 02/25/2036(2)	1,791,219
	Structured Asset Securities Corp.
839,778	5.75%, 06/25/2035	798,299
	WaMu Mortgage Pass-Through Certificates Trust
712,356	0.91%, 06/25/2044(2)	638,355
1,790,037	1.26%, 12/25/2046(2)	1,386,249
1,525,779	1.44%, 07/25/2046(2)	1,231,853
2,366,829	2.00%, 01/25/2037(2)	1,966,382
1,262,807	2.19%, 11/25/2046(2)	1,125,090
5,434,046	2.52%, 06/25/2037(2)	4,703,773
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
731,047	0.65%, 02/25/2037(2)	551,686
785,379	1.42%, 08/25/2046(2)	527,841
	Wells Fargo Alternative Loan Trust
970,009	2.86%, 12/28/2037(2)	841,098

		88,298,003

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Whole Loan Collateral PAC - 0.0%
	Alternative Loan Trust
$ 569,112	0.99%, 12/25/2035(2)	$376,804

	Total Asset & Commercial Mortgage Backed Securities (cost $138,242,940)	134,949,324

Corporate Bonds - 43.1%
	Advertising - 0.0%
	Lamar Media Corp.
625,000	5.00%, 05/01/2023	650,782
190,000	5.75%, 02/01/2026(1)	203,775
95,000	5.88%, 02/01/2022	99,156

		953,713

	Aerospace/Defense - 0.4%
	BAE Systems Holdings, Inc.
630,000	2.85%, 12/15/2020(1)	647,725
4,085,000	3.80%, 10/07/2024(1)	4,332,384
	BAE Systems plc
4,220,000	4.75%, 10/11/2021(1)	4,743,318
	Lockheed Martin Corp.
5,250,000	3.55%, 01/15/2026	5,781,268
1,025,000	3.80%, 03/01/2045	1,084,218
1,025,000	4.50%, 05/15/2036	1,196,704
2,710,000	4.70%, 05/15/2046	3,284,962
480,000	4.85%, 09/15/2041	575,907
	Raytheon Co.
2,600,000	4.70%, 12/15/2041	3,231,961
1,250,000	4.88%, 10/15/2040	1,561,239
	United Technologies Corp.
1,925,000	4.50%, 06/01/2042	2,280,286
950,000	6.13%, 07/15/2038	1,325,667

		30,045,639

	Agriculture - 0.6%
	Altria Group, Inc.
3,800,000	2.85%, 08/09/2022	4,005,253
1,560,000	4.25%, 08/09/2042	1,777,402
1,640,000	5.38%, 01/31/2044	2,155,047
60,000	10.20%, 02/06/2039	111,862
	Cargill, Inc.
2,425,000	4.10%, 11/01/2042(1)	2,652,751
	Imperial Brands Finance plc
5,525,000	2.05%, 02/11/2018(1)	5,565,349
	Imperial Tobacco Finance plc
2,350,000	2.95%, 07/21/2020(1)	2,434,516
6,090,000	3.75%, 07/21/2022(1)	6,473,067
	Philip Morris International, Inc.
7,065,000	4.25%, 11/10/2044	8,032,241
4,000,000	4.50%, 03/20/2042	4,643,916
	Reynolds American, Inc.
1,733,000	3.25%, 06/12/2020	1,832,285
4,170,000	5.70%, 08/15/2035	5,253,024
1,535,000	6.15%, 09/15/2043	2,062,940

		46,999,653

	Airlines - 0.0%
	Aircastle Ltd.
450,000	5.00%, 04/01/2023	471,960
	Continental Airlines Class B Pass-Through Trust
6,003	6.90%, 10/19/2023	6,303

		478,263

	Apparel - 0.0%
	NIKE, Inc.
1,940,000	3.63%, 05/01/2043	2,113,521

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Auto Manufacturers - 1.1%
	Ford Motor Co.
$ 2,370,000	7.45%, 07/16/2031	$3,257,179
	Ford Motor Credit Co. LLC
6,000,000	1.68%, 09/08/2017	6,011,058
5,440,000	2.24%, 06/15/2018	5,501,222
9,365,000	2.38%, 03/12/2019	9,520,880
4,220,000	2.60%, 11/04/2019	4,311,439
2,160,000	3.20%, 01/15/2021	2,243,367
2,010,000	4.13%, 08/04/2025	2,150,346
240,000	5.00%, 05/15/2018	253,727
2,835,000	5.88%, 08/02/2021	3,269,498
	General Motors Co.
1,405,000	4.88%, 10/02/2023	1,534,957
6,975,000	6.25%, 10/02/2043	8,414,626
1,470,000	6.60%, 04/01/2036	1,818,197
1,465,000	6.75%, 04/01/2046	1,903,447
	General Motors Financial Co., Inc.
3,675,000	2.40%, 04/10/2018	3,706,601
4,830,000	3.10%, 01/15/2019	4,938,627
14,310,000	3.20%, 07/06/2021	14,523,763
4,510,000	3.70%, 11/24/2020	4,673,194
8,245,000	3.70%, 05/09/2023	8,421,798
1,755,000	5.25%, 03/01/2026	1,959,547

		88,413,473

	Auto Parts & Equipment - 0.0%
	American Axle & Manufacturing, Inc.
295,000	6.63%, 10/15/2022	311,962
	ZF North America Capital, Inc.
520,000	4.50%, 04/29/2022(1)	539,500
1,240,000	4.75%, 04/29/2025(1)	1,295,800

		2,147,262

	Beverages - 1.3%
	Anheuser-Busch InBev Finance, Inc.
26,235,000	3.30%, 02/01/2023	27,662,682
16,655,000	3.65%, 02/01/2026	17,882,207
9,065,000	4.70%, 02/01/2036	10,507,423
18,425,000	4.90%, 02/01/2046	22,443,843
	Anheuser-Busch InBev Worldwide, Inc.
2,280,000	2.50%, 07/15/2022	2,335,575
4,960,000	3.75%, 07/15/2042	5,133,382
500,000	8.20%, 01/15/2039	814,194
	Coca-Cola Femsa S.A.B. de C.V.
454,000	3.88%, 11/26/2023	493,554
	Constellation Brands, Inc.
190,000	4.25%, 05/01/2023	201,400
585,000	6.00%, 05/01/2022	675,675
	Molson Coors Brewing Co.
2,050,000	2.10%, 07/15/2021	2,077,226
5,835,000	4.20%, 07/15/2046	6,148,421
1,355,000	5.00%, 05/01/2042	1,589,247
	Pernod Ricard S.A.
4,330,000	3.25%, 06/08/2026(1)	4,475,423
	SABMiller Holdings, Inc.
1,475,000	3.75%, 01/15/2022(1)	1,601,881
800,000	4.95%, 01/15/2042(1)	957,906

		105,000,039

	Biotechnology - 0.3%
	Amgen, Inc.
5,035,000	3.63%, 05/22/2024	5,478,568
2,000,000	4.56%, 06/15/2048(1)	2,184,404
4,855,000	4.66%, 06/15/2051(1)	5,220,771
	Celgene Corp.
2,945,000	3.63%, 05/15/2024	3,128,291

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 3,365,000	4.63%, 05/15/2044	$3,630,919
	Gilead Sciences, Inc.
1,375,000	4.60%, 09/01/2035	1,571,610
2,465,000	4.75%, 03/01/2046	2,881,785

		24,096,348

	Chemicals - 0.3%
	Agrium, Inc.
1,650,000	3.15%, 10/01/2022	1,705,303
3,165,000	4.13%, 03/15/2035	3,129,235
	CF Industries, Inc.
2,660,000	5.15%, 03/15/2034	2,679,274
2,435,000	5.38%, 03/15/2044	2,403,369
	Chemours Co.
1,310,000	6.63%, 05/15/2023	1,129,875
440,000	7.00%, 05/15/2025	374,000
	Methanex Corp.
6,395,000	4.25%, 12/01/2024	5,974,657
	Mexichem S.A.B. de C.V.
1,090,000	5.88%, 09/17/2044(4)	1,074,686
430,000	6.75%, 09/19/2042(4)	464,400
	Monsanto Co.
2,900,000	4.20%, 07/15/2034	2,956,617
	OCP S.A.
2,990,000	4.50%, 10/22/2025(4)	3,006,804
545,000	5.63%, 04/25/2024(4)	591,107
1,047,000	6.88%, 04/25/2044(4)	1,162,000

		26,651,327

	Commercial Banks - 9.7%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 400,000	6.75%, 02/18/2020(2)(4)(5)	405,870
2,800,000	7.00%, 02/19/2019(2)(4)(5)	2,832,224
$ 800,000	9.00%, 05/09/2018(2)(4)(5)	826,000
	Bank of America Corp.
7,000,000	2.63%, 04/19/2021	7,133,728
310,000	3.95%, 04/21/2025	321,161
12,380,000	4.00%, 01/22/2025	12,860,146
4,260,000	4.10%, 07/24/2023	4,641,078
2,635,000	4.20%, 08/26/2024	2,773,351
4,000,000	4.88%, 04/01/2044	4,684,460
1,760,000	5.00%, 01/21/2044	2,088,537
3,675,000	5.63%, 07/01/2020	4,167,384
2,496,000	5.70%, 05/02/2017	2,573,388
4,960,000	6.00%, 09/01/2017	5,198,516
4,515,000	6.88%, 04/25/2018	4,916,849
3,970,000	7.63%, 06/01/2019	4,596,553
9,525,000	7.75%, 05/14/2038	13,902,071
	Bank of America NA
7,100,000	1.65%, 03/26/2018	7,144,063
5,790,000	2.05%, 12/07/2018	5,879,392
	Bank of New York Mellon Corp.
3,190,000	2.60%, 08/17/2020	3,315,507
	Bank of Nova Scotia
9,175,000	4.50%, 12/16/2025	9,757,108
	Barclays Bank plc
7,116,000	6.05%, 12/04/2017(1)	7,437,408
	Barclays plc
535,000	3.65%, 03/16/2025	527,492
EUR 375,000	8.00%, 12/15/2020(2)(5)	420,642
$ 1,615,000	8.25%, 12/15/2018(2)(5)	1,643,263
	BB&T Corp.
13,405,000	2.63%, 06/29/2020	13,912,580
	BBVA Bancomer S.A.
1,665,000	6.75%, 09/30/2022(4)	1,897,268
	BBVA International Preferred SAU
275,000	5.92%, 04/18/2017(2)(5)	274,313

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	BNP Paribas S.A.
$ 1,555,000	7.63%, 03/30/2021(1)(2)(5)	$1,615,645
	BPCE S.A.
4,745,000	5.15%, 07/21/2024(1)	5,015,304
3,525,000	5.70%, 10/22/2023(1)	3,839,500
	Capital One Financial Corp.
13,675,000	3.75%, 07/28/2026	13,766,923
5,150,000	4.20%, 10/29/2025	5,369,524
	Capital One NA/Mclean VA
4,000,000	2.40%, 09/05/2019	4,073,656
	Citigroup, Inc.
7,565,000	2.05%, 06/07/2019	7,644,614
9,875,000	2.40%, 02/18/2020	10,024,320
6,275,000	2.50%, 09/26/2018	6,397,701
5,000,000	2.55%, 04/08/2019	5,119,705
10,150,000	2.65%, 10/26/2020	10,390,667
5,130,000	2.70%, 03/30/2021	5,222,468
3,780,000	4.13%, 07/25/2028	3,852,905
7,450,000	4.30%, 11/20/2026	7,811,578
2,115,000	4.40%, 06/10/2025	2,248,355
9,315,000	4.45%, 09/29/2027	9,767,662
3,090,000	4.60%, 03/09/2026	3,323,008
7,000,000	4.65%, 07/30/2045	7,901,285
4,795,000	5.50%, 09/13/2025	5,458,532
	Citizens Bank NA
7,105,000	2.55%, 05/13/2021	7,251,370
	Citizens Financial Group, Inc.
1,815,000	4.30%, 12/03/2025	1,926,544
	Cooperatieve Rabobank UA
6,375,000	3.75%, 07/21/2026	6,392,512
3,830,000	5.25%, 08/04/2045	4,484,516
3,835,000	5.75%, 12/01/2043	4,750,587
	Credit Agricole S.A.
3,485,000	4.38%, 03/17/2025(1)	3,556,331
890,000	7.88%, 01/23/2024(1)(2)(5)	881,100
455,000	8.13%, 12/23/2025(1)(2)(5)	478,888
	Credit Suisse AG
3,685,000	5.40%, 01/14/2020	4,023,077
	Credit Suisse Group AG
3,425,000	6.25%, 12/18/2024(2)(4)(5)	3,309,440
	Credit Suisse Group Funding Guernsey Ltd.
5,650,000	3.13%, 12/10/2020	5,668,453
3,520,000	3.75%, 03/26/2025	3,517,540
10,410,000	3.80%, 09/15/2022	10,595,995
	Discover Bank/Greenwood DE
6,520,000	4.20%, 08/08/2023	7,000,387
	Fifth Third Bancorp
2,000,000	2.88%, 07/27/2020	2,078,180
2,780,000	4.30%, 01/16/2024	3,008,352
	Goldman Sachs Group, Inc.
6,425,000	2.27%, 11/29/2023(2)	6,434,830
3,940,000	2.60%, 04/23/2020	4,031,144
9,290,000	2.63%, 04/25/2021	9,459,487
6,190,000	2.75%, 09/15/2020	6,352,661
6,345,000	3.50%, 01/23/2025	6,604,231
2,175,000	3.75%, 02/25/2026	2,300,217
3,315,000	4.00%, 03/03/2024	3,590,397
1,390,000	4.75%, 10/21/2045	1,582,821
2,625,000	4.80%, 07/08/2044	2,969,366
3,830,000	5.15%, 05/22/2045	4,199,453
4,200,000	5.38%, 03/15/2020	4,685,264
4,740,000	5.75%, 01/24/2022	5,515,018
4,550,000	6.15%, 04/01/2018	4,892,720
3,149,000	6.25%, 02/01/2041	4,175,772
3,470,000	6.45%, 05/01/2036	4,278,947
7,545,000	6.75%, 10/01/2037	9,673,309

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 2,921,000	7.50%, 02/15/2019	$3,333,495
	HBOS Capital Funding L.P.
750,000	6.85%, 09/23/2016(4)(5)	755,625
	HSBC Holdings plc
5,055,000	3.60%, 05/25/2023	5,237,496
4,550,000	3.90%, 05/25/2026	4,724,870
7,655,000	4.25%, 03/14/2024	7,974,818
6,800,000	4.25%, 08/18/2025	6,995,459
4,755,000	4.30%, 03/08/2026	5,098,967
1,665,000	5.10%, 04/05/2021	1,853,365
1,000,000	6.50%, 09/15/2037	1,271,551
6,655,000	6.80%, 06/01/2038	8,779,003
	HSBC USA, Inc.
1,730,000	2.35%, 03/05/2020	1,744,596
	Intesa Sanpaolo S.p.A.
780,000	7.70%, 09/17/2025(1)(2)(5)	707,850
	JP Morgan Chase & Co.
13,375,000	2.40%, 06/07/2021	13,613,182
26,480,000	2.70%, 05/18/2023	26,887,713
11,205,000	2.95%, 10/01/2026	11,313,700
2,270,000	3.25%, 09/23/2022	2,395,822
25,000,000	3.30%, 04/01/2026	25,993,600
9,275,000	4.25%, 10/01/2027	9,995,584
5,300,000	4.35%, 08/15/2021	5,845,964
2,970,000	5.63%, 08/16/2043	3,652,687
1,000,000	6.40%, 05/15/2038	1,393,966
	KeyCorp
5,000,000	2.30%, 12/13/2018	5,086,305
10,000,000	2.90%, 09/15/2020	10,409,580
	Lloyds Bank plc
165,000	6.50%, 09/14/2020(1)	186,081
	Lloyds Banking Group plc
GBP 1,450,000	7.00%, 06/27/2019(2)(4)(5)	1,880,622
	Morgan Stanley
$ 5,735,000	2.13%, 04/25/2018	5,792,878
6,260,000	2.45%, 02/01/2019	6,400,080
7,450,000	2.50%, 01/24/2019	7,619,763
12,945,000	2.50%, 04/21/2021	13,094,800
8,000,000	2.65%, 01/27/2020	8,189,664
10,970,000	3.13%, 07/27/2026	11,048,128
9,230,000	3.70%, 10/23/2024	9,752,427
2,270,000	3.88%, 01/27/2026	2,422,875
6,320,000	3.95%, 04/23/2027	6,528,472
9,690,000	4.00%, 07/23/2025	10,448,097
3,120,000	4.35%, 09/08/2026	3,321,524
1,250,000	6.38%, 07/24/2042	1,727,740
2,460,000	6.63%, 04/01/2018	2,665,066
2,600,000	7.30%, 05/13/2019	2,982,798
	Oschadbank Via SSB 1 plc
1,375,000	9.63%, 03/20/2025(2)(4)	1,330,148
	PNC Bank NA
5,785,000	1.45%, 07/29/2019	5,801,967
13,070,000	2.40%, 10/18/2019	13,462,048
2,465,000	2.70%, 11/01/2022	2,516,992
	PNC Financial Services Group, Inc.
4,310,000	3.90%, 04/29/2024	4,686,828
	Radian Group, Inc.
2,860,000	7.00%, 03/15/2021	3,163,875
	Royal Bank of Scotland Group plc
1,260,000	6.99%, 10/05/2017(1)(2)(5)	1,394,190
1,400,000	7.64%, 09/30/2017(2)(5)	1,337,000
725,000	9.50%, 03/16/2022(2)(4)	756,685
	Santander Bank NA
4,840,000	2.00%, 01/12/2018	4,848,305
	Santander Holdings USA, Inc.
4,900,000	2.65%, 04/17/2020	4,924,907

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 6,070,000	2.70%, 05/24/2019	$6,112,951
5,975,000	4.50%, 07/17/2025	6,201,978
	Santander Issuances SAU
6,200,000	5.18%, 11/19/2025	6,361,504
	Santander UK Group Holdings plc
3,285,000	5.63%, 09/15/2045(1)	3,357,309
	Santander UK plc
2,515,000	5.00%, 11/07/2023(1)	2,621,888
	Societe Generale S.A.
1,055,000	8.25%, 11/29/2018(2)(4)(5)	1,073,463
	State Street Corp.
1,445,000	3.10%, 05/15/2023	1,514,468
3,340,000	3.70%, 11/20/2023	3,709,300
	US Bancorp
6,450,000	3.10%, 04/27/2026	6,727,808
	VTB Bank OJSC Via VTB Capital S.A.
1,800,000	6.95%, 10/17/2022(4)	1,866,600
	Wachovia Corp.
2,850,000	5.50%, 08/01/2035	3,384,344
	Wells Fargo & Co.
17,500,000	2.10%, 07/26/2021	17,580,535
12,300,000	2.50%, 03/04/2021	12,618,890
9,980,000	3.00%, 04/22/2026	10,251,446
4,965,000	3.45%, 02/13/2023	5,200,738
3,580,000	4.10%, 06/03/2026	3,871,129
4,080,000	4.13%, 08/15/2023	4,427,844
1,576,000	4.90%, 11/17/2045	1,786,026
7,023,000	5.61%, 01/15/2044	8,728,929

		805,388,921

	Commercial Services - 0.4%
	APX Group, Inc.
1,575,000	7.88%, 12/01/2022(1)	1,657,688
	Aramark Services, Inc.
725,000	5.13%, 01/15/2024	748,563
	Automatic Data Processing, Inc.
4,250,000	3.38%, 09/15/2025	4,658,909
	ERAC USA Finance LLC
1,370,000	3.30%, 10/15/2022(1)	1,440,133
6,280,000	3.85%, 11/15/2024(1)	6,785,546
265,000	4.50%, 02/15/2045(1)	289,365
2,735,000	5.63%, 03/15/2042(1)	3,379,071
	Hertz Corp.
1,290,000	5.88%, 10/15/2020	1,331,925
130,000	6.25%, 10/15/2022	136,500
	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.
216,000	5.75%, 04/15/2023	227,340
	MasterCard, Inc.
8,525,000	3.38%, 04/01/2024	9,341,661
	Quad/Graphics, Inc.
2,605,000	7.00%, 05/01/2022	2,461,725
	Service Corp. International
2,065,000	5.38%, 01/15/2022	2,168,250

		34,626,676

	Construction Materials - 0.2%
	Builders FirstSource, Inc.
1,962,000	7.63%, 06/01/2021(1)	2,079,720
	Cemex Finance LLC
2,070,000	6.00%, 04/01/2024(1)	2,121,750
	Cemex S.A.B. de C.V.
2,840,000	5.70%, 01/11/2025(1)	2,846,248
460,000	6.13%, 05/05/2025(1)	472,650
800,000	7.75%, 04/16/2026(1)	888,000
	Eagle Materials, Inc.
180,000	4.50%, 08/01/2026	182,925

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Masco Corp.
$ 775,000	6.50%, 08/15/2032	$848,625
310,000	7.13%, 03/15/2020	360,375
160,000	7.75%, 08/01/2029	193,600
	Nortek, Inc.
2,065,000	8.50%, 04/15/2021	2,168,250
	Ply Gem Industries, Inc.
2,200,000	6.50%, 02/01/2022	2,236,300
	Standard Industries, Inc.
190,000	5.13%, 02/15/2021(1)	198,550
4,550,000	5.38%, 11/15/2024(1)	4,771,812

		19,368,805

	Distribution/Wholesale - 0.0%
	American Builders & Contractors Supply Co., Inc.
190,000	5.63%, 04/15/2021(1)	196,175
2,255,000	5.75%, 12/15/2023(1)	2,373,387
	HD Supply, Inc.
415,000	5.75%, 04/15/2024(1)	441,913

		3,011,475

	Diversified Financial Services - 1.4%
	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
1,180,000	4.50%, 05/15/2021	1,259,650
1,090,000	4.63%, 10/30/2020	1,164,938
	Air Lease Corp.
625,000	5.63%, 04/01/2017(3)	639,844
	American Express Co.
5,127,000	2.65%, 12/02/2022	5,243,849
	American Express Credit Corp.
9,120,000	2.25%, 05/05/2021	9,313,818
	Bear Stearns Cos. LLC
1,210,000	7.25%, 02/01/2018	1,314,978
	Credit Agricole S.A.
7,000,000	2.38%, 07/01/2021(1)	7,143,710
	FMR LLC
3,825,000	4.95%, 02/01/2033(1)	4,313,785
	GE Capital International Funding Co.
13,589,000	4.42%, 11/15/2035	15,662,994
	General Electric Co.
1,210,000	5.88%, 01/14/2038	1,664,751
1,297,000	6.75%, 03/15/2032	1,840,468
1,469,000	6.88%, 01/10/2039	2,255,019
	International Lease Finance Corp.
455,000	5.88%, 04/01/2019	494,813
3,545,000	5.88%, 08/15/2022	4,041,300
3,350,000	6.25%, 05/15/2019	3,672,437
350,000	7.13%, 09/01/2018(1)	387,625
380,000	8.75%, 03/15/2017(3)	396,150
	MassMutual Global Funding II
399,000	2.10%, 08/02/2018(1)	407,045
	Nasdaq, Inc.
1,980,000	3.85%, 06/30/2026	2,074,618
	National Rural Utilities Cooperative Finance Corp.
6,625,000	3.25%, 11/01/2025	7,182,315
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,765,000	6.50%, 08/01/2018	1,694,400
3,660,000	6.50%, 07/01/2021	3,147,600
	Navient Corp.
1,075,000	6.63%, 07/26/2021	1,085,750
	OneMain Financial Holdings LLC
420,000	6.75%, 12/15/2019(1)	424,830
	Springleaf Finance Corp.
830,000	5.25%, 12/15/2019	805,100
1,080,000	7.75%, 10/01/2021	1,071,900
2,815,000	8.25%, 12/15/2020	2,913,525
	Synchrony Financial
2,400,000	2.70%, 02/03/2020	2,430,802

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 3,810,000	3.00%, 08/15/2019	$3,893,363
5,410,000	3.75%, 08/15/2021	5,710,109
12,005,000	4.50%, 07/23/2025	12,836,010
	Visa, Inc.
3,905,000	3.15%, 12/14/2025	4,194,032
2,500,000	4.15%, 12/14/2035	2,872,595
3,635,000	4.30%, 12/14/2045	4,285,440

		117,839,563

	Electric - 2.2%
	Abu Dhabi National Energy Co. PJSC
785,000	3.63%, 01/12/2023(4)	803,644
527,000	5.88%, 12/13/2021(4)	603,510
	Baltimore Gas & Electric Co.
5,210,000	3.50%, 11/15/2021	5,582,994
	Berkshire Hathaway Energy Co.
500,000	5.95%, 05/15/2037	658,205
	Centrais Electricas Brasileiras S.A.
1,355,000	5.75%, 10/27/2021(4)	1,295,719
150,000	6.88%, 07/30/2019(4)	153,795
	Cleco Corporate Holdings LLC
4,840,000	3.74%, 05/01/2026(1)	5,118,673
	Commonwealth Edison Co.
605,000	3.65%, 06/15/2046	636,178
620,000	4.35%, 11/15/2045	727,122
	Consolidated Edison Co. of New York, Inc.
1,400,000	4.20%, 03/15/2042	1,553,944
1,195,000	4.50%, 12/01/2045	1,400,493
2,135,000	4.63%, 12/01/2054	2,538,816
	Dominion Resources, Inc.
11,710,000	3.90%, 10/01/2025	12,731,756
2,895,000	4.70%, 12/01/2044	3,276,445
3,390,000	7.00%, 06/15/2038	4,653,789
	Duke Energy Carolinas LLC
3,225,000	2.50%, 03/15/2023	3,354,758
3,270,000	3.75%, 06/01/2045	3,552,659
3,305,000	3.88%, 03/15/2046	3,660,205
3,000,000	5.30%, 02/15/2040	3,927,153
	Duke Energy Corp.
2,935,000	3.75%, 04/15/2024	3,199,725
3,000,000	3.95%, 10/15/2023	3,289,830
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042	2,289,200
1,940,000	4.15%, 12/01/2044	2,187,032
2,730,000	4.38%, 03/30/2044	3,211,662
	Electricite de France S.A.
8,375,000	4.95%, 10/13/2045(1)	9,578,504
	Emera US Finance L.P.
1,580,000	2.70%, 06/15/2021(1)	1,617,250
940,000	3.55%, 06/15/2026(1)	986,764
1,750,000	4.75%, 06/15/2046(1)	1,927,277
	Eversource Energy
2,775,000	2.80%, 05/01/2023	2,852,084
	Exelon Corp.
1,190,000	2.45%, 04/15/2021	1,214,244
2,105,000	3.40%, 04/15/2026	2,215,883
	Georgia Power Co.
4,570,000	2.40%, 04/01/2021	4,737,806
6,410,000	4.30%, 03/15/2042	7,064,698
	ITC Holdings Corp.
3,110,000	3.25%, 06/30/2026	3,172,825
	MidAmerican Energy Co.
4,910,000	3.50%, 10/15/2024	5,415,514
2,598,000	4.40%, 10/15/2044	3,086,279
	NiSource Finance Corp.
3,450,000	4.80%, 02/15/2044	4,051,321

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Oncor Electric Delivery Co. LLC
$ 5,666,000	2.95%, 04/01/2025	$5,964,774
3,915,000	4.10%, 06/01/2022	4,345,607
115,000	4.55%, 12/01/2041	135,148
591,000	5.25%, 09/30/2040	753,448
	Pacific Gas & Electric Co.
6,000,000	3.50%, 06/15/2025	6,568,590
2,525,000	4.30%, 03/15/2045	2,914,539
2,400,000	6.05%, 03/01/2034	3,204,566
	PacifiCorp
3,500,000	4.10%, 02/01/2042	3,983,623
	Potomac Electric Power Co.
2,700,000	4.15%, 03/15/2043	3,037,551
	Progress Energy, Inc.
1,750,000	7.00%, 10/30/2031	2,378,458
3,051,000	7.05%, 03/15/2019	3,465,317
540,000	7.75%, 03/01/2031	764,972
	Public Service Co. of Colorado
1,930,000	3.60%, 09/15/2042	2,034,243
	San Diego Gas & Electric Co.
4,770,000	3.60%, 09/01/2023	5,275,863
	South Carolina Electric & Gas Co.
3,220,000	4.10%, 06/15/2046	3,503,936
	Southern California Edison Co.
1,010,000	6.05%, 03/15/2039	1,425,997
	Southern Co.
5,000,000	1.85%, 07/01/2019	5,059,655
4,055,000	2.95%, 07/01/2023	4,209,244
5,000,000	4.40%, 07/01/2046	5,539,320
	Southern Power Co.
1,615,000	5.25%, 07/15/2043	1,781,240
	Texas Competitive Electric Holdings Co. LLC
1,750,000	11.50%, 10/01/2020(1)(6)	595,000

		185,268,847

	Electronics - 0.1%
	Fortive Corp.
7,690,000	2.35%, 06/15/2021(1)	7,851,651

	Engineering & Construction - 0.0%
	SBA Tower Trust
1,050,000	2.93%, 12/15/2042(1)	1,059,289

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
110,000	4.38%, 04/15/2021	114,538
2,010,000	5.38%, 04/15/2026	2,143,162
	Pinnacle Entertainment, Inc.
1,820,000	5.63%, 05/01/2024(1)	1,857,528
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp.
695,000	6.13%, 08/15/2021(1)	712,375
	WMG Acquisition Corp.
550,000	5.00%, 08/01/2023(1)	558,250

		5,385,853

	Environmental Control - 0.3%
	Clean Harbors, Inc.
1,975,000	5.13%, 06/01/2021	2,016,969
150,000	5.25%, 08/01/2020	154,050
	Republic Services, Inc.
6,550,000	3.55%, 06/01/2022	7,078,755
8,000,000	5.00%, 03/01/2020	8,852,056
	Waste Management, Inc.
6,000,000	3.50%, 05/15/2024	6,548,994
1,535,000	3.90%, 03/01/2035	1,671,669

		26,322,493

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Food - 0.6%
	FAGE International S.A. / FAGE USA Dairy Industry, Inc.
$ 685,000	5.63%, 08/15/2026(1)	$699,556
	JM Smucker Co.
1,605,000	3.50%, 03/15/2025	1,739,642
1,675,000	4.38%, 03/15/2045	1,901,145
	Kraft Heinz Foods Co.
3,780,000	3.50%, 07/15/2022(1)	4,057,486
4,115,000	3.95%, 07/15/2025(1)	4,530,134
7,590,000	4.38%, 06/01/2046(1)	8,256,986
1,870,000	5.00%, 07/15/2035(1)	2,217,223
2,190,000	5.20%, 07/15/2045(1)	2,646,538
	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
530,000	5.88%, 01/15/2024(1)	563,125
	Post Holdings, Inc.
3,410,000	5.00%, 08/15/2026(1)(7)	3,399,344
665,000	6.00%, 12/15/2022(1)	701,575
1,425,000	7.38%, 02/15/2022	1,525,748
	Sigma Alimentos S.A. de CV
6,081,000	4.13%, 05/02/2026(1)	6,316,639
	Sysco Corp.
1,050,000	2.50%, 07/15/2021	1,077,739
3,140,000	3.30%, 07/15/2026	3,318,126
960,000	4.50%, 04/01/2046	1,071,436
	TreeHouse Foods, Inc.
3,520,000	4.88%, 03/15/2022	3,637,920
605,000	6.00%, 02/15/2024(1)	650,375

		48,310,737

	Food Service - 0.0%
	Aramark Services, Inc.
850,000	5.75%, 03/15/2020	875,500

	Forest Products & Paper - 0.1%
	International Paper Co.
9,650,000	3.65%, 06/15/2024	10,252,044
	Tembec Industries, Inc.
1,550,000	9.00%, 12/15/2019(1)	1,212,875

		11,464,919

	Gas - 0.0%
	Sempra Energy
2,940,000	2.85%, 11/15/2020	3,044,252

	Healthcare-Products - 0.5%
	Alere, Inc.
3,280,000	6.38%, 07/01/2023(1)	3,284,100
2,815,000	6.50%, 06/15/2020	2,765,737
	Boston Scientific Corp.
10,000,000	3.38%, 05/15/2022	10,455,500
	Medtronic, Inc.
8,023,000	4.38%, 03/15/2035	9,239,592
	St. Jude Medical, Inc.
5,710,000	2.80%, 09/15/2020	5,920,191
	Sterigenics-Nordion Holdings LLC
3,090,000	6.50%, 05/15/2023(1)	3,198,150
	Stryker Corp.
1,400,000	2.63%, 03/15/2021	1,452,848
1,495,000	3.50%, 03/15/2026	1,603,645
2,535,000	4.63%, 03/15/2046	2,948,111
	Thermo Fisher Scientific, Inc.
4,055,000	3.00%, 04/15/2023	4,183,775

		45,051,649

	Healthcare-Services - 1.7%
	Aetna, Inc.
3,515,000	2.80%, 06/15/2023	3,617,810
10,245,000	3.20%, 06/15/2026	10,503,020

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 3,240,000	4.25%, 06/15/2036	$3,354,272
4,605,000	4.38%, 06/15/2046	4,792,948
	Amsurg Corp.
2,760,000	5.63%, 07/15/2022	2,898,000
	Anthem, Inc.
4,760,000	3.13%, 05/15/2022	4,965,313
3,100,000	3.30%, 01/15/2023	3,251,345
3,175,000	3.50%, 08/15/2024	3,345,183
3,315,000	4.63%, 05/15/2042	3,634,947
1,000,000	5.85%, 01/15/2036	1,241,328
2,330,000	6.38%, 06/15/2037	3,071,215
	Cigna Corp.
11,440,000	3.25%, 04/15/2025	11,927,973
	Community Health Systems, Inc.
110,000	5.13%, 08/15/2018	111,306
1,125,000	5.13%, 08/01/2021	1,119,375
6,745,000	6.88%, 02/01/2022	5,800,700
1,440,000	7.13%, 07/15/2020	1,309,507
	Coventry Health Care, Inc.
2,060,000	5.45%, 06/15/2021	2,340,982
	Envision Healthcare Corp.
1,305,000	5.13%, 07/01/2022(1)	1,327,838
	HCA Holdings, Inc.
2,785,000	6.25%, 02/15/2021	3,018,244
	HCA, Inc.
3,920,000	5.00%, 03/15/2024	4,116,000
665,000	5.25%, 06/15/2026	704,900
4,605,000	5.38%, 02/01/2025	4,792,101
175,000	5.88%, 03/15/2022	192,500
2,125,000	5.88%, 05/01/2023	2,273,750
2,240,000	5.88%, 02/15/2026	2,396,800
1,670,000	6.50%, 02/15/2020	1,839,087
1,627,000	7.50%, 11/15/2095	1,650,592
	Humana, Inc.
3,555,000	3.85%, 10/01/2024	3,817,704
2,700,000	4.95%, 10/01/2044	3,052,509
	inVentiv Health, Inc.
340,000	9.00%, 01/15/2018(1)	350,200
	Laboratory Corp. of America Holdings
1,000,000	3.20%, 02/01/2022	1,035,201
2,725,000	4.70%, 02/01/2045	2,990,148
	LifePoint Health, Inc.
2,465,000	5.88%, 12/01/2023	2,600,575
	MEDNAX, Inc.
1,235,000	5.25%, 12/01/2023(1)	1,287,488
	Memorial Sloan-Kettering Cancer Center
1,100,000	4.20%, 07/01/2055	1,269,956
	MPH Acquisition Holdings LLC
540,000	7.13%, 06/01/2024(1)	576,113
	Tenet Healthcare Corp.
345,000	4.75%, 06/01/2020	350,606
4,610,000	5.00%, 03/01/2019(3)	4,437,125
315,000	6.25%, 11/01/2018	334,294
480,000	6.75%, 06/15/2023	462,000
3,055,000	8.13%, 04/01/2022	3,154,287
	UnitedHealth Group, Inc.
1,605,000	3.10%, 03/15/2026	1,705,504
9,750,000	4.63%, 07/15/2035	11,590,468
2,690,000	4.75%, 07/15/2045	3,349,085
1,981,000	6.88%, 02/15/2038	2,983,281
	Wellcare Health Plans, Inc.
1,565,000	5.75%, 11/15/2020	1,618,805

		136,562,385

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Home Builders - 0.2%
	CalAtlantic Group, Inc.
$ 150,000	5.38%, 10/01/2022	$155,625
	DR Horton, Inc.
1,120,000	4.38%, 09/15/2022	1,181,600
280,000	5.75%, 08/15/2023	312,200
	KB Home
340,000	4.75%, 05/15/2019	347,650
1,450,000	7.00%, 12/15/2021	1,537,000
1,095,000	7.50%, 09/15/2022	1,155,225
1,225,000	7.63%, 05/15/2023	1,280,125
1,586,000	8.00%, 03/15/2020	1,752,530
	Lennar Corp.
2,720,000	4.75%, 12/15/2017	2,798,200
600,000	4.75%, 04/01/2021	631,500
1,355,000	4.75%, 11/15/2022(3)	1,422,750
320,000	4.88%, 12/15/2023	330,400
	M/I Homes, Inc.
3,170,000	6.75%, 01/15/2021	3,265,100
	PulteGroup, Inc.
130,000	6.38%, 05/15/2033	138,125
	Toll Brothers Finance Corp.
710,000	4.88%, 11/15/2025	725,975

		17,034,005

	Household Products - 0.1%
	Procter & Gamble Co.
1,200,000	5.55%, 03/05/2037	1,709,350
	Revlon Escrow Corp.
2,880,000	6.25%, 08/01/2024(1)(7)	2,916,000

		4,625,350

	Household Products/Wares - 0.1%
	S.C. Johnson & Son, Inc.
2,520,000	4.00%, 05/15/2043(1)	2,666,520
1,840,000	4.75%, 10/15/2046(1)	2,245,218
	Sun Products Corp.
2,400,000	7.75%, 03/15/2021(1)	2,496,000

		7,407,738

	Insurance - 0.8%
	ACE Capital Trust II
1,905,000	9.70%, 04/01/2030	2,852,738
	American International Group, Inc.
2,725,000	3.88%, 01/15/2035	2,658,594
2,005,000	4.50%, 07/16/2044	2,033,413
2,680,000	4.70%, 07/10/2035	2,913,701
	Aon plc
4,775,000	3.50%, 06/14/2024	4,982,655
6,075,000	3.88%, 12/15/2025	6,502,437
2,300,000	4.25%, 12/12/2042	2,304,165
	Berkshire Hathaway Finance Corp.
3,460,000	4.40%, 05/15/2042	4,032,651
	Berkshire Hathaway, Inc.
3,715,000	3.13%, 03/15/2026	3,954,049
	CNO Financial Group, Inc.
350,000	4.50%, 05/30/2020	365,750
865,000	5.25%, 05/30/2025	897,438
	Marsh & McLennan Cos., Inc.
2,205,000	3.75%, 03/14/2026	2,370,060
3,900,000	4.05%, 10/15/2023	4,218,653
	Massachusetts Mutual Life Insurance Co.
3,350,000	8.88%, 06/01/2039(1)	5,361,390
	MetLife, Inc.
910,000	4.60%, 05/13/2046	1,003,629
	Nationwide Mutual Insurance Co.
4,940,000	9.38%, 08/15/2039(1)	7,883,494

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Teachers Insurance & Annuity Association of America
$ 3,000,000	6.85%, 12/16/2039(1)	$4,163,553
	Trinity Acquisition plc
5,265,000	3.50%, 09/15/2021	5,519,984

		64,018,354

	Internet - 0.2%
	Amazon.com, Inc.
2,940,000	4.80%, 12/05/2034	3,514,502
5,535,000	4.95%, 12/05/2044	6,938,521
	Match Group, Inc.
250,000	6.75%, 12/15/2022(1)	263,125
	Netflix, Inc.
2,845,000	5.88%, 02/15/2025	3,044,150
	Zayo Group LLC / Zayo Capital, Inc.
1,955,000	6.00%, 04/01/2023	2,033,200
2,500,000	6.38%, 05/15/2025	2,615,625

		18,409,123

	Iron/Steel - 0.2%
	AK Steel Corp.
1,095,000	7.63%, 05/15/2020	1,077,206
1,375,000	7.63%, 10/01/2021	1,320,000
1,095,000	8.38%, 04/01/2022	1,097,738
	ArcelorMittal
1,395,000	6.50%, 03/01/2021	1,471,725
1,035,000	7.25%, 02/25/2022	1,133,325
	Signode Industrial Group U.S., Inc.
965,000	6.38%, 05/01/2022(1)	958,361
	Steel Dynamics, Inc.
665,000	5.13%, 10/01/2021	691,600
1,770,000	5.50%, 10/01/2024	1,876,200
	United States Steel Corp.
417,000	6.88%, 04/01/2021	396,150
1,060,000	7.38%, 04/01/2020	1,060,000
335,000	7.50%, 03/15/2022	321,600
2,540,000	8.38%, 07/01/2021(1)	2,771,775

		14,175,680

	IT Services - 0.5%
	Apple, Inc.
8,450,000	1.10%, 08/02/2019	8,453,464
8,210,000	2.85%, 02/23/2023	8,666,854
3,230,000	3.85%, 08/04/2046	3,241,906
3,990,000	4.38%, 05/13/2045	4,357,714
1,500,000	4.45%, 05/06/2044	1,666,376
4,085,000	4.65%, 02/23/2046	4,661,753
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
3,375,000	3.48%, 06/01/2019(1)	3,471,609
2,665,000	4.42%, 06/15/2021(1)	2,784,754
6,825,000	6.02%, 06/15/2026(1)	7,311,732

		44,616,162

	Lodging - 0.1%
	Boyd Gaming Corp.
2,525,000	6.38%, 04/01/2026(1)	2,692,281
	FelCor Lodging L.P.
1,745,000	6.00%, 06/01/2025	1,801,713

		4,493,994

	Machinery - Construction & Mining - 0.0%
	Caterpillar, Inc.
1,500,000	3.80%, 08/15/2042	1,557,630

	Machinery-Diversified - 0.1%
	Case New Holland Industrial, Inc.
965,000	7.88%, 12/01/2017	1,036,169

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Cloud Crane LLC
$ 2,330,000	10.13%, 08/01/2024(1)	$2,399,900
	CNH Industrial Capital LLC
1,565,000	4.38%, 11/06/2020	1,610,041
1,070,000	6.25%, 11/01/2016	1,079,362

		6,125,472

	Media - 3.6%
	21st Century Fox America, Inc.
7,290,000	4.95%, 10/15/2045	8,646,363
850,000	6.15%, 02/15/2041	1,117,246
1,865,000	6.40%, 12/15/2035	2,436,984
2,450,000	6.90%, 03/01/2019	2,777,766
	CBS Corp.
9,225,000	2.90%, 01/15/2027	9,061,385
3,725,000	4.60%, 01/15/2045	3,900,883
2,815,000	4.90%, 08/15/2044	3,018,921
	CCO Holdings LLC / CCO Holdings Capital Corp.
90,000	5.13%, 02/15/2023	93,094
2,610,000	5.13%, 05/01/2023(1)	2,698,087
1,600,000	5.25%, 09/30/2022	1,666,000
3,870,000	5.75%, 09/01/2023	4,044,150
205,000	5.75%, 01/15/2024	216,275
1,635,000	5.75%, 02/15/2026(1)	1,724,925
500,000	6.63%, 01/31/2022	528,125
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
5,715,000	5.13%, 12/15/2021(1)	5,685,228
	Charter Communications Operating LLC / Charter Communications Operating Capital
9,165,000	3.58%, 07/23/2020(1)	9,648,857
6,075,000	4.46%, 07/23/2022(1)	6,595,877
3,590,000	4.91%, 07/23/2025(1)	3,963,924
7,335,000	6.38%, 10/23/2035(1)	8,631,967
8,415,000	6.48%, 10/23/2045(1)	10,095,770
	Comcast Corp.
9,580,000	3.15%, 03/01/2026	10,249,661
5,965,000	3.20%, 07/15/2036	5,942,625
2,425,000	3.40%, 07/15/2046	2,386,714
4,975,000	4.25%, 01/15/2033	5,590,283
8,600,000	4.60%, 08/15/2045	10,142,075
2,725,000	4.75%, 03/01/2044	3,297,035
975,000	5.65%, 06/15/2035	1,266,968
1,980,000	6.45%, 03/15/2037	2,788,816
4,200,000	6.95%, 08/15/2037	6,226,017
510,000	7.05%, 03/15/2033	741,508
	Cox Communications, Inc.
1,485,000	2.95%, 06/30/2023(1)	1,416,810
6,485,000	4.50%, 06/30/2043(1)	5,794,990
7,875,000	4.80%, 02/01/2035(1)	7,589,815
1,354,000	6.45%, 12/01/2036(1)	1,443,870
395,000	8.38%, 03/01/2039(1)	494,370
	CSC Holdings LLC
2,310,000	5.25%, 06/01/2024	2,198,866
	DISH DBS Corp.
2,840,000	5.00%, 03/15/2023	2,676,700
675,000	5.88%, 07/15/2022	674,582
455,000	5.88%, 11/15/2024	439,075
3,620,000	6.75%, 06/01/2021	3,846,250
7,500,000	7.75%, 07/01/2026(1)	7,776,562
1,260,000	7.88%, 09/01/2019	1,392,300
	Gray Television, Inc.
295,000	5.88%, 07/15/2026(1)	303,260
540,000	7.50%, 10/01/2020	563,625
	Grupo Televisa S.A.B.
5,165,000	4.63%, 01/30/2026	5,728,042
205,000	5.00%, 05/13/2045	207,700
1,645,000	6.13%, 01/31/2046	1,913,069

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Liberty Interactive LLC
$ 3,740,000	8.25%, 02/01/2030	$4,114,000
	NBC Universal Media LLC
1,350,000	5.95%, 04/01/2041	1,842,915
	NBCUniversal Enterprise, Inc.
600,000	5.25%, 03/29/2049(1)(5)	630,300
	Neptune Finco Corp.
1,060,000	10.13%, 01/15/2023(1)	1,215,025
1,050,000	10.88%, 10/15/2025(1)	1,228,500
	Quebecor Media, Inc.
335,000	5.75%, 01/15/2023	350,075
	SFR Group S.A.
3,485,000	7.38%, 05/01/2026(1)	3,480,644
	Sinclair Television Group, Inc.
675,000	5.88%, 03/15/2026(1)	708,750
2,205,000	6.13%, 10/01/2022	2,315,250
	Sirius XM Radio, Inc.
1,305,000	4.25%, 05/15/2020(1)	1,331,100
1,085,000	4.63%, 05/15/2023(1)	1,085,000
	Sky plc
5,770,000	3.13%, 11/26/2022(1)	5,948,864
	TEGNA, Inc.
2,305,000	4.88%, 09/15/2021(1)	2,391,437
1,880,000	5.13%, 10/15/2019	1,943,450
1,285,000	5.50%, 09/15/2024(1)	1,346,038
1,510,000	6.38%, 10/15/2023	1,623,250
	Time Warner Cable, Inc.
540,000	4.00%, 09/01/2021	576,752
1,875,000	4.50%, 09/15/2042	1,821,148
1,300,000	5.50%, 09/01/2041	1,422,953
10,340,000	5.88%, 11/15/2040	11,571,267
14,780,000	6.75%, 07/01/2018	16,204,836
2,825,000	6.75%, 06/15/2039	3,500,181
2,450,000	8.25%, 04/01/2019	2,844,340
535,000	8.75%, 02/14/2019	622,131
	Time Warner Entertainment Co., L.P.
1,565,000	8.38%, 07/15/2033	2,141,339
	Time Warner, Inc.
3,625,000	2.95%, 07/15/2026	3,705,859
4,995,000	4.85%, 07/15/2045	5,775,364
7,145,000	5.35%, 12/15/2043	8,650,744
1,985,000	6.10%, 07/15/2040	2,558,316
1,090,000	6.50%, 11/15/2036	1,436,970
1,010,000	7.63%, 04/15/2031	1,438,991
	Tribune Media Co.
4,890,000	5.88%, 07/15/2022	4,987,800
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
3,030,000	5.50%, 01/15/2023(1)	3,166,350
	Videotron Ltd.
1,320,000	5.00%, 07/15/2022	1,359,600
2,340,000	5.38%, 06/15/2024(1)	2,427,750
	Virgin Media Secured Finance plc
4,075,000	5.50%, 08/15/2026(1)	4,100,469
	Walt Disney Co.
9,190,000	1.85%, 07/30/2026	8,909,742

		300,420,915

	Mining - 0.3%
	Anglo American Capital plc
320,000	3.63%, 05/14/2020(1)	309,600
580,000	4.13%, 04/15/2021(1)	562,600
535,000	4.13%, 09/27/2022(1)	513,600
480,000	4.88%, 05/14/2025(1)	466,800
871,000	9.38%, 04/08/2019(1)	1,002,739
	Barrick North America Finance LLC
2,365,000	5.75%, 05/01/2043	2,745,536

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	BHP Billiton Finance USA Ltd.
$ 1,825,000	5.00%, 09/30/2043	$2,183,346
	Constellium N.V.
1,945,000	7.88%, 04/01/2021(1)	2,037,387
	Goldcorp, Inc.
3,000,000	3.63%, 06/09/2021	3,140,724
	Kaiser Aluminum Corp.
1,745,000	5.88%, 05/15/2024(1)	1,832,250
	New Gold, Inc.
155,000	6.25%, 11/15/2022(1)	157,713
	Newmont Mining Corp.
205,000	4.88%, 03/15/2042	212,119
	Rio Tinto Finance USA Ltd.
4,357,000	2.88%, 08/21/2022	4,529,794
905,000	3.75%, 06/15/2025	972,151
	Teck Resources Ltd.
715,000	8.00%, 06/01/2021(1)	763,262
1,480,000	8.50%, 06/01/2024(1)	1,609,500

		23,039,121

	Miscellaneous Manufacturing - 0.2%
	Bombardier, Inc.
4,000,000	6.13%, 01/15/2023(1)	3,472,880
	Eaton Corp.
1,750,000	2.75%, 11/02/2022	1,807,649
	General Electric Co.
795,000	4.13%, 10/09/2042	899,660
8,310,000	4.50%, 03/11/2044	9,902,611

		16,082,800

	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
1,495,000	5.00%, 09/01/2023	1,524,900
725,000	5.50%, 12/01/2024	756,081
2,740,000	6.00%, 08/15/2022	2,924,950

		5,205,931

	Oil & Gas - 4.3%
	Anadarko Petroleum Corp.
2,760,000	4.50%, 07/15/2044	2,424,276
6,885,000	4.85%, 03/15/2021	7,289,680
4,540,000	5.55%, 03/15/2026	4,955,791
3,900,000	6.38%, 09/15/2017	4,088,971
1,300,000	6.45%, 09/15/2036	1,452,341
5,395,000	6.60%, 03/15/2046	6,216,135
2,275,000	6.95%, 06/15/2019	2,512,753
2,110,000	8.70%, 03/15/2019	2,409,968
	Antero Resources Corp.
340,000	5.38%, 11/01/2021	325,550
875,000	5.63%, 06/01/2023	827,969
2,080,000	6.00%, 12/01/2020	2,059,200
	Apache Corp.
1,670,000	3.25%, 04/15/2022	1,696,151
1,790,000	3.63%, 02/01/2021	1,875,347
2,030,000	4.75%, 04/15/2043	2,016,848
	BG Energy Capital plc
6,870,000	4.00%, 10/15/2021(1)	7,576,078
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
3,380,000	6.13%, 11/15/2022(1)	3,177,200
	Bonanza Creek Energy, Inc.
1,880,000	6.75%, 04/15/2021	827,200
	BP Capital Markets plc
3,670,000	2.75%, 05/10/2023	3,717,328
11,505,000	3.06%, 03/17/2022	12,079,307
4,915,000	3.25%, 05/06/2022	5,187,109
2,840,000	3.81%, 02/10/2024	3,062,582
1,730,000	3.99%, 09/26/2023	1,887,888

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	California Resources Corp.
$ 6,540,000	8.00%, 12/15/2022(1)	$4,186,908
	Canadian Natural Resources Ltd.
4,324,000	3.80%, 04/15/2024	4,264,065
4,626,000	3.90%, 02/01/2025	4,630,126
215,000	6.25%, 03/15/2038	228,531
	Cenovus Energy, Inc.
635,000	3.00%, 08/15/2022	595,925
9,345,000	3.80%, 09/15/2023	8,993,806
6,972,000	5.70%, 10/15/2019	7,404,041
	Concho Resources, Inc.
1,290,000	5.50%, 10/01/2022	1,280,325
1,415,000	5.50%, 04/01/2023	1,397,313
	ConocoPhillips Co.
2,335,000	1.50%, 05/15/2018	2,335,346
4,570,000	4.20%, 03/15/2021	4,872,799
3,060,000	4.30%, 11/15/2044	3,026,548
2,545,000	4.95%, 03/15/2026	2,830,307
2,895,000	5.95%, 03/15/2046	3,491,347
270,000	6.50%, 02/01/2039	337,394
	Continental Resources, Inc.
585,000	3.80%, 06/01/2024	500,175
391,000	4.50%, 04/15/2023	353,855
3,565,000	4.90%, 06/01/2044	2,843,087
1,489,000	5.00%, 09/15/2022	1,392,215
	Denbury Resources, Inc.
4,010,000	9.00%, 05/15/2021(1)	4,010,000
	Devon Energy Corp.
2,980,000	2.25%, 12/15/2018	2,979,142
10,665,000	3.25%, 05/15/2022	10,423,918
565,000	5.00%, 06/15/2045	520,961
3,695,000	5.60%, 07/15/2041	3,554,368
1,080,000	6.30%, 01/15/2019	1,171,952
444,000	7.95%, 04/15/2032	526,814
	Devon Financing Corp. LLC
1,085,000	7.88%, 09/30/2031	1,284,297
	Diamondback Energy, Inc.
3,670,000	7.63%, 10/01/2021	3,881,025
	Ecopetrol S.A.
1,695,000	5.88%, 09/18/2023	1,771,275
	EnCana Corp.
4,830,000	3.90%, 11/15/2021	4,786,095
4,015,000	6.50%, 05/15/2019	4,310,102
2,830,000	6.50%, 08/15/2034	2,953,589
	Energen Corp.
2,055,000	4.63%, 09/01/2021	1,957,388
	EOG Resources, Inc.
7,175,000	4.15%, 01/15/2026	7,858,074
	Exxon Mobil Corp.
4,860,000	2.22%, 03/01/2021	5,010,864
4,085,000	2.73%, 03/01/2023	4,264,372
1,655,000	3.04%, 03/01/2026	1,756,730
1,505,000	4.11%, 03/01/2046	1,689,880
	Gazprom OAO Via Gaz Capital S.A.
1,205,000	3.85%, 02/06/2020(4)	1,198,975
1,625,000	9.25%, 04/23/2019(4)	1,864,021
	Hess Corp.
1,735,000	1.30%, 06/15/2017	1,728,875
1,850,000	3.50%, 07/15/2024	1,780,207
5,270,000	5.60%, 02/15/2041	5,107,468
3,835,000	6.00%, 01/15/2040	4,016,894
1,325,000	7.30%, 08/15/2031	1,528,528
700,000	7.88%, 10/01/2029	838,072
4,235,000	8.13%, 02/15/2019	4,785,385
	Kerr-McGee Corp.
3,470,000	6.95%, 07/01/2024	4,068,349

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Laredo Petroleum, Inc.
$ 1,140,000	5.63%, 01/15/2022	$1,031,700
1,290,000	6.25%, 03/15/2023	1,173,900
1,540,000	7.38%, 05/01/2022	1,497,650
	Marathon Oil Corp.
5,770,000	2.70%, 06/01/2020	5,494,229
7,690,000	2.80%, 11/01/2022	6,869,869
3,830,000	5.20%, 06/01/2045	3,352,640
3,240,000	5.90%, 03/15/2018	3,395,261
	Matador Resources Co.
1,310,000	6.88%, 04/15/2023	1,346,025
	MEG Energy Corp.
2,570,000	6.38%, 01/30/2023(1)	1,811,850
1,995,000	7.00%, 03/31/2024(1)	1,446,375
	Noble Energy, Inc.
6,180,000	4.15%, 12/15/2021	6,550,751
	Petrobras Global Finance B.V.
1,260,000	4.88%, 03/17/2020	1,227,379
750,000	5.38%, 01/27/2021	711,563
1,950,000	5.75%, 01/20/2020	1,946,295
2,395,000	6.75%, 01/27/2041	1,963,900
125,000	6.88%, 01/20/2040	103,556
655,000	8.38%, 05/23/2021	692,499
510,000	8.75%, 05/23/2026	530,247
	Petroleos de Venezuela S.A.
180,000	5.25%, 04/12/2017(4)	125,730
1,098,000	6.00%, 05/16/2024(4)	409,005
616,000	6.00%, 11/15/2026(4)	224,840
	Petroleos Mexicanos
435,000	2.70%, 07/18/2018(2)	437,610
2,600,000	3.50%, 01/30/2023	2,463,500
1,867,000	5.50%, 01/21/2021	1,988,355
120,000	6.50%, 06/02/2041	120,180
620,000	6.88%, 08/04/2026(1)	695,950
775,000	6.88%, 08/04/2026(4)	869,938
	Phillips 66
3,145,000	4.30%, 04/01/2022	3,462,978
	Pioneer Natural Resources Co.
3,580,000	3.45%, 01/15/2021	3,693,196
1,140,000	3.95%, 07/15/2022	1,200,296
2,745,000	4.45%, 01/15/2026	2,961,869
3,290,000	6.88%, 05/01/2018	3,561,902
	QEP Resources, Inc.
4,015,000	5.25%, 05/01/2023	3,784,137
205,000	5.38%, 10/01/2022	195,775
230,000	6.80%, 03/01/2020	230,000
	Rice Energy, Inc.
1,235,000	6.25%, 05/01/2022	1,204,125
510,000	7.25%, 05/01/2023	511,275
	RSP Permian, Inc.
1,300,000	6.63%, 10/01/2022	1,332,500
	Shell International Finance B.V.
4,820,000	2.88%, 05/10/2026	4,914,944
5,840,000	4.38%, 05/11/2045	6,332,639
3,250,000	4.55%, 08/12/2043	3,586,342
	SM Energy Co.
2,590,000	5.00%, 01/15/2024	2,072,000
25,000	5.63%, 06/01/2025	20,750
355,000	6.13%, 11/15/2022	300,863
170,000	6.50%, 11/15/2021	148,750
	Statoil ASA
7,305,000	2.65%, 01/15/2024	7,490,678
1,095,000	2.75%, 11/10/2021	1,139,338
1,315,000	3.95%, 05/15/2043	1,360,240
1,080,000	4.25%, 11/23/2041	1,184,212
455,000	5.10%, 08/17/2040	558,902

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Suncor Energy, Inc.
$ 1,520,000	6.10%, 06/01/2018	$1,631,196
	Tosco Corp.
500,000	8.13%, 02/15/2030	663,697
	Total Capital International S.A.
5,065,000	2.88%, 02/17/2022	5,313,114
	Tullow Oil plc
1,490,000	6.00%, 11/01/2020(1)	1,221,800
3,181,000	6.25%, 04/15/2022(1)	2,600,468
	Valero Energy Corp.
4,295,000	4.90%, 03/15/2045	4,055,004
4,610,000	6.63%, 06/15/2037	5,154,081
	WPX Energy, Inc.
2,745,000	5.25%, 09/15/2024	2,346,975
3,305,000	6.00%, 01/15/2022	2,991,025
1,240,000	8.25%, 08/01/2023	1,215,969
	YPF S.A.
1,755,000	8.75%, 04/04/2024(1)	1,882,238

		353,061,480

	Packaging & Containers - 0.3%
	Ardagh Finance Holdings S.A.
876,749	8.63%, 06/15/2019(1)(8)	903,051
	Ardagh Packaging Finance plc
2,975,000	6.00%, 06/30/2021(1)	3,027,062
1,125,000	6.75%, 01/31/2021(1)	1,157,400
72,353	7.00%, 11/15/2020(1)	72,715
570,000	7.25%, 05/15/2024(1)	601,350
	Ball Corp.
EUR 1,425,000	3.50%, 12/15/2020	1,756,449
535,000	4.38%, 12/15/2023	663,949
$ 135,000	5.00%, 03/15/2022	144,450
	Berry Plastics Corp.
3,030,000	6.00%, 10/15/2022	3,215,587
	Owens-Brockway Glass Container, Inc.
2,610,000	5.88%, 08/15/2023(1)	2,805,750
4,475,000	6.38%, 08/15/2025(1)	4,908,516
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
3,240,000	5.13%, 07/15/2023(1)(7)	3,341,250
1,155,000	7.00%, 07/15/2024(1)	1,220,691
1,520,000	8.25%, 02/15/2021	1,580,800
	Silgan Holdings, Inc.
500,000	5.00%, 04/01/2020	507,500

		25,906,520

	Pharmaceuticals - 2.1%
	Abbott Laboratories
15,525,000	2.55%, 03/15/2022	15,908,918
	AbbVie, Inc.
1,370,000	3.20%, 11/06/2022	1,438,293
7,705,000	3.20%, 05/14/2026	7,902,641
	Actavis Funding SCS
6,480,000	3.00%, 03/12/2020	6,741,254
4,235,000	3.45%, 03/15/2022	4,454,021
4,370,000	3.80%, 03/15/2025	4,643,938
3,825,000	3.85%, 06/15/2024	4,069,991
2,845,000	4.55%, 03/15/2035	3,062,887
7,435,000	4.75%, 03/15/2045	8,237,073
	AstraZeneca plc
2,800,000	2.38%, 11/16/2020	2,876,314
5,000,000	3.38%, 11/16/2025	5,362,560
	Baxalta, Inc.
1,310,000	3.60%, 06/23/2022	1,366,058
	Bayer US Finance LLC
7,740,000	3.00%, 10/08/2021(1)	8,096,466
	Cardinal Health, Inc.
4,505,000	3.50%, 11/15/2024	4,812,115

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	EMD Finance LLC
$ 3,265,000	2.95%, 03/19/2022(1)	$3,367,054
7,025,000	3.25%, 03/19/2025(1)	7,295,526
	Endo Finance LLC
455,000	6.00%, 07/15/2023(1)	396,705
4,905,000	6.00%, 02/01/2025(1)	4,230,562
	Express Scripts Holding Co.
8,850,000	3.00%, 07/15/2023	8,999,627
	Grifols Worldwide Operations Ltd.
245,000	5.25%, 04/01/2022	255,413
	Johnson & Johnson
4,145,000	2.45%, 03/01/2026	4,313,631
	Mylan N.V.
3,325,000	3.00%, 12/15/2018(1)	3,426,233
13,000,000	3.15%, 06/15/2021(1)	13,407,316
2,655,000	3.75%, 12/15/2020(1)	2,805,111
970,000	5.25%, 06/15/2046(1)	1,093,180
	Mylan, Inc.
1,548,000	2.55%, 03/28/2019	1,577,506
1,635,000	5.40%, 11/29/2043	1,831,789
	Perrigo Finance Unlimited Co.
2,430,000	3.90%, 12/15/2024	2,519,145
780,000	4.38%, 03/15/2026	839,399
	Pfizer, Inc.
1,000,000	4.30%, 06/15/2043	1,146,281
1,450,000	7.20%, 03/15/2039	2,242,570
	PRA Holdings, Inc.
1,869,000	9.50%, 10/01/2023(1)	2,079,262
	Quintiles Transnational Corp.
2,385,000	4.88%, 05/15/2023(1)	2,438,949
	Teva Pharmaceutical Finance Netherlands III B.V.
7,180,000	1.70%, 07/19/2019	7,222,886
11,500,000	2.20%, 07/21/2021	11,557,902
2,271,000	3.15%, 10/01/2026	2,320,785
1,325,000	4.10%, 10/01/2046	1,364,342
	Valeant Pharmaceuticals International, Inc.
2,465,000	5.50%, 03/01/2023(1)	2,033,625
7,800,000	5.88%, 05/15/2023(1)	6,493,500
615,000	6.13%, 04/15/2025(1)	510,450
	Vizient, Inc.
1,240,000	10.38%, 03/01/2024(1)	1,398,100

		176,139,378

	Pipelines - 1.5%
	Energy Transfer Equity L.P.
3,900,000	5.50%, 06/01/2027	3,790,410
425,000	7.50%, 10/15/2020	457,937
	Energy Transfer Partners L.P.
3,655,000	3.60%, 02/01/2023	3,560,339
2,230,000	4.15%, 10/01/2020	2,314,281
2,275,000	4.90%, 03/15/2035	2,130,519
5,100,000	5.15%, 03/15/2045	4,744,872
5,305,000	5.20%, 02/01/2022	5,659,846
90,000	6.63%, 10/15/2036	95,512
2,000,000	6.70%, 07/01/2018	2,137,962
680,000	7.50%, 07/01/2038	775,863
	Enterprise Products Operating LLC
935,000	3.95%, 02/15/2027	985,125
1,516,000	4.85%, 08/15/2042	1,590,636
3,310,000	4.85%, 03/15/2044	3,473,557
809,000	4.90%, 05/15/2046	858,076
1,300,000	5.95%, 02/01/2041	1,575,489
1,145,000	6.30%, 09/15/2017	1,204,352
	Kinder Morgan Energy Partners L.P.
1,140,000	3.50%, 03/01/2021	1,164,060
3,725,000	3.50%, 09/01/2023	3,706,744

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 960,000	5.30%, 09/15/2020	$1,027,123
3,155,000	5.80%, 03/15/2035	3,285,636
1,295,000	6.50%, 04/01/2020	1,449,825
665,000	6.85%, 02/15/2020	749,804
	Kinder Morgan Finance Co. LLC
45,000	6.00%, 01/15/2018(1)	46,626
	Kinder Morgan, Inc.
3,880,000	3.05%, 12/01/2019	3,978,125
1,729,000	5.00%, 02/15/2021(1)	1,855,654
7,915,000	5.05%, 02/15/2046	7,466,710
380,000	5.30%, 12/01/2034	382,446
2,615,000	5.55%, 06/01/2045	2,621,694
494,000	7.00%, 06/15/2017	513,774
15,000	7.25%, 06/01/2018	16,233
	Magellan Midstream Partners L.P.
2,255,000	5.00%, 03/01/2026	2,549,050
	MPLX L.P.
175,000	5.50%, 02/15/2023(1)	180,320
	Plains All American Pipeline L.P.
4,380,000	2.60%, 12/15/2019	4,370,995
2,420,000	3.60%, 11/01/2024	2,319,851
2,325,000	4.90%, 02/15/2045	2,099,201
	Regency Energy Partners L.P.
4,305,000	5.00%, 10/01/2022	4,534,728
	Regency Energy Partners L.P. / Regency Energy Finance Corp.
3,700,000	5.50%, 04/15/2023	3,834,758
2,760,000	5.88%, 03/01/2022	3,010,219
	Southern Gas Corridor CJSC
1,145,000	6.88%, 03/24/2026(1)	1,254,920
	Spectra Energy Capital LLC
5,570,000	3.30%, 03/15/2023	5,455,186
	Sunoco Logistics Partners Operations L.P.
3,500,000	3.90%, 07/15/2026	3,478,566
1,890,000	4.25%, 04/01/2024	1,940,952
2,100,000	5.30%, 04/01/2044	2,070,804
845,000	5.35%, 05/15/2045	842,570
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
1,590,000	6.75%, 03/15/2024(1)	1,657,575
	TransCanada PipeLines Ltd.
975,000	4.88%, 01/15/2026	1,118,411
1,080,000	6.20%, 10/15/2037	1,305,793
	Wertern Gas Partners L.P.
1,940,000	4.65%, 07/01/2026	1,961,662
	Williams Partners L.P.
1,165,000	3.60%, 03/15/2022	1,134,056
4,060,000	4.00%, 11/15/2021	4,116,795
1,525,000	4.00%, 09/15/2025	1,454,107
2,015,000	4.13%, 11/15/2020	2,044,097
1,160,000	4.30%, 03/04/2024	1,144,432
5,155,000	4.50%, 11/15/2023	5,138,746
970,000	5.40%, 03/04/2044	906,417

		123,543,441

	Real Estate Investment Trusts - 0.9%
	American Tower Corp.
8,101,000	3.30%, 02/15/2021	8,517,448
2,610,000	5.00%, 02/15/2024	3,012,759
	Brandywine Operating Partnership L.P.
3,325,000	3.95%, 02/15/2023	3,404,969
1,100,000	4.95%, 04/15/2018	1,150,410
	Crown Castle International Corp.
625,000	3.40%, 02/15/2021	656,819
2,325,000	3.70%, 06/15/2026	2,448,869
	DDR Corp.
6,925,000	3.50%, 01/15/2021	7,174,515

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 3,385,000	3.63%, 02/01/2025	$3,432,065
4,240,000	4.25%, 02/01/2026	4,502,032
	Duke Realty L.P.
5,250,000	3.88%, 02/15/2021	5,590,431
	Equinix, Inc.
1,385,000	5.88%, 01/15/2026	1,492,337
	HCP, Inc.
6,750,000	4.00%, 12/01/2022	7,113,130
6,065,000	4.25%, 11/15/2023	6,381,029
	Kimco Realty Corp.
880,000	3.40%, 11/01/2022	926,205
2,075,000	4.25%, 04/01/2045	2,229,492
	National Retail Properties, Inc.
3,740,000	4.00%, 11/15/2025	4,006,348
	Realty Income Corp.
2,676,000	3.25%, 10/15/2022	2,751,070
	Ventas Realty L.P. / Ventas Capital Corp.
3,975,000	3.25%, 08/15/2022	4,099,398
	VEREIT Operating Partnership L.P.
2,285,000	4.13%, 06/01/2021	2,376,400

		71,265,726

	Retail - 1.8%
	AutoNation, Inc.
4,115,000	3.35%, 01/15/2021	4,208,143
	AutoZone, Inc.
3,281,000	2.50%, 04/15/2021	3,340,488
835,000	3.13%, 04/21/2026	870,578
8,450,000	3.25%, 04/15/2025	8,852,431
1,823,000	3.70%, 04/15/2022	1,967,989
	CEC Entertainment, Inc.
2,930,000	8.00%, 02/15/2022	2,886,050
	Chinos Intermediate Holdings A, Inc.
1,579,387	7.75%, 05/01/2019(1)(8)	509,352
	CVS Health Corp.
1,730,000	2.75%, 12/01/2022	1,805,956
5,575,000	3.50%, 07/20/2022	6,049,349
9,617,000	3.88%, 07/20/2025	10,679,698
4,000,000	4.00%, 12/05/2023	4,453,676
6,705,000	5.13%, 07/20/2045	8,527,862
	CVS Pass-Through Trust
14,294	6.04%, 12/10/2028	16,493
31,068	6.94%, 01/10/2030	37,392
	Dollar Tree, Inc.
1,130,000	5.75%, 03/01/2023	1,220,400
	Home Depot, Inc.
3,635,000	3.35%, 09/15/2025	4,013,618
7,230,000	4.25%, 04/01/2046	8,516,651
1,265,000	4.88%, 02/15/2044	1,590,922
2,050,000	5.88%, 12/16/2036	2,854,471
	L Brands, Inc.
2,920,000	6.88%, 11/01/2035	3,096,660
	Lowe’s Cos., Inc.
9,595,000	2.50%, 04/15/2026	9,837,619
7,440,000	3.70%, 04/15/2046	7,850,978
	McDonald’s Corp.
5,515,000	3.70%, 01/30/2026	6,044,109
	Michaels Stores, Inc.
3,450,000	5.88%, 12/15/2020(1)	3,583,688
	O’Reilly Automotive Inc.
1,830,000	3.55%, 03/15/2026	1,959,491
	Party City Holdings, Inc.
1,640,000	6.13%, 08/15/2023(1)	1,726,100
	Sally Holdings LLC
135,000	5.75%, 06/01/2022	140,738

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Sonic Automotive, Inc.
$ 590,000	7.00%, 07/15/2022	$620,975
	Wal-Mart Stores, Inc.
6,500,000	4.00%, 04/11/2043	7,362,114
6,170,000	4.30%, 04/22/2044	7,447,233
1,000,000	5.00%, 10/25/2040	1,297,357
2,000,000	6.20%, 04/15/2038	2,903,146
2,800,000	6.50%, 08/15/2037	4,161,469
	Walgreens Boots Alliance, Inc.
4,190,000	2.60%, 06/01/2021	4,292,860
3,420,000	3.10%, 06/01/2023	3,532,665
8,990,000	3.45%, 06/01/2026	9,415,056
440,000	4.65%, 06/01/2046	494,738

		148,168,515

	Semiconductors - 0.3%
	Entegris, Inc.
2,710,000	6.00%, 04/01/2022(1)	2,791,300
	Freescale Semiconductor, Inc.
4,765,000	6.00%, 01/15/2022(1)	5,031,840
	Intel Corp.
3,460,000	2.60%, 05/19/2026	3,548,701
2,150,000	4.10%, 05/19/2046	2,314,516
3,630,000	4.90%, 07/29/2045	4,360,312
	Lam Research Corp.
2,355,000	2.80%, 06/15/2021	2,429,175
	NXP B.V. / NXP Funding LLC
2,385,000	4.13%, 06/15/2020(1)	2,456,550
	Qualcomm, Inc.
1,245,000	4.65%, 05/20/2035	1,369,315
	Sensata Technologies B.V.
1,355,000	5.00%, 10/01/2025(1)	1,388,875
1,330,000	5.63%, 11/01/2024(1)	1,409,800

		27,100,384

	Shipbuilding - 0.0%
	Huntington Ingalls Industries, Inc.
530,000	5.00%, 11/15/2025(1)	563,788

	Software - 1.1%
	Activision Blizzard, Inc.
1,710,000	5.63%, 09/15/2021(1)	1,789,592
2,570,000	6.13%, 09/15/2023(1)	2,804,512
	Change Healthcare Holdings, Inc.
1,295,000	6.00%, 02/15/2021(1)	1,372,700
1,621,000	11.00%, 12/31/2019	1,714,207
	First Data Corp.
6,555,000	5.38%, 08/15/2023(1)	6,727,069
4,960,000	5.75%, 01/15/2024(1)	4,984,701
298,000	6.75%, 11/01/2020(1)	310,665
2,180,000	7.00%, 12/01/2023(1)	2,242,675
	Hewlett Packard Enterprise Co.
5,015,000	2.45%, 10/05/2017(1)	5,075,852
5,015,000	2.85%, 10/05/2018(1)	5,132,913
	Infor Software Parent LLC
740,000	7.13%, 05/01/2021(1)(8)	693,750
	Infor US, Inc.
155,000	5.75%, 08/15/2020(1)	163,525
3,650,000	6.50%, 05/15/2022	3,613,500
	Microsoft Corp.
7,375,000	2.65%, 11/03/2022	7,725,084
5,575,000	3.13%, 11/03/2025	5,981,897
3,805,000	3.50%, 02/12/2035	3,974,741
1,980,000	3.75%, 02/12/2045	2,049,379
3,490,000	4.45%, 11/03/2045	4,024,155
1,210,000	4.75%, 11/03/2055	1,423,794

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	MSCI, Inc.
$ 1,445,000	5.25%, 11/15/2024(1)	$1,531,700
450,000	5.75%, 08/15/2025(1)	490,140
	Oracle Corp.
8,075,000	1.90%, 09/15/2021	8,100,694
8,000,000	2.65%, 07/15/2026	8,038,768
9,105,000	3.90%, 05/15/2035	9,456,772
	SS&C Technologies Holdings, Inc.
490,000	5.88%, 07/15/2023	508,375

		89,931,160

	Telecommunications - 2.3%
	Alcatel-Lucent USA, Inc.
6,665,000	6.45%, 03/15/2029	7,081,562
1,015,000	6.50%, 01/15/2028	1,065,750
	Altice Financing S.A.
1,625,000	6.50%, 01/15/2022(1)	1,673,750
540,000	6.63%, 02/15/2023(1)	541,015
3,280,000	7.50%, 05/15/2026(1)	3,312,800
	AT&T, Inc.
2,825,000	3.00%, 06/30/2022	2,929,593
18,120,000	3.60%, 02/17/2023	19,246,339
5,000,000	3.95%, 01/15/2025	5,397,115
4,000,000	4.13%, 02/17/2026	4,355,736
4,790,000	4.30%, 12/15/2042	4,765,681
1,725,000	4.50%, 05/15/2035	1,820,931
2,000,000	4.75%, 05/15/2046	2,117,904
7,600,000	4.80%, 06/15/2044	8,058,310
6,975,000	5.15%, 03/15/2042	7,855,259
1,375,000	5.35%, 09/01/2040	1,561,046
3,480,000	5.65%, 02/15/2047	4,147,401
400,000	6.38%, 03/01/2041	507,234
	Cisco Systems, Inc.
1,360,000	5.50%, 01/15/2040	1,821,379
	Deutsche Telekom International Finance B.V.
1,470,000	8.75%, 06/15/2030	2,304,490
	Frontier Communications Corp.
985,000	10.50%, 09/15/2022	1,063,800
2,270,000	11.00%, 09/15/2025	2,423,225
	Level 3 Financing, Inc.
1,085,000	5.13%, 05/01/2023	1,117,550
3,300,000	5.25%, 03/15/2026(1)	3,452,625
1,545,000	5.38%, 08/15/2022	1,622,250
490,000	5.63%, 02/01/2023	514,500
	SoftBank Group Corp.
2,610,000	4.50%, 04/15/2020(1)	2,707,875
	Sprint Communications, Inc.
2,110,000	7.00%, 03/01/2020(1)	2,239,237
1,945,000	9.00%, 11/15/2018(1)	2,107,894
	Sprint Corp.
4,345,000	7.13%, 06/15/2024	3,840,111
1,980,000	7.25%, 09/15/2021	1,847,597
2,800,000	7.88%, 09/15/2023	2,556,764
	Syniverse Holdings, Inc.
975,000	9.13%, 01/15/2019	486,281
	T-Mobile USA, Inc.
210,000	5.25%, 09/01/2018	214,200
890,000	6.46%, 04/28/2019	906,688
1,450,000	6.63%, 11/15/2020	1,493,500
	Telefonica Emisiones SAU
2,875,000	7.05%, 06/20/2036	3,787,755
	Verizon Communications, Inc.
4,575,000	3.45%, 03/15/2021	4,910,151
10,400,000	3.50%, 11/01/2024	11,206,312
9,397,000	4.27%, 01/15/2036	9,823,558
9,077,000	4.52%, 09/15/2048	9,686,838
15,448,000	4.67%, 03/15/2055	16,044,911

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 7,208,000	4.86%, 08/21/2046	$8,090,468
8,560,000	5.01%, 08/21/2054	9,418,791
	Wind Acquisition Finance S.A.
EUR 3,855,000	4.00%, 07/15/2020(1)	4,320,667
$ 1,975,000	6.50%, 04/30/2020(1)	2,033,026

		188,479,869

	Transportation - 0.7%
	Burlington Northern Santa Fe LLC
8,215,000	4.55%, 09/01/2044	9,841,118
	Canadian Pacific Railway Co.
1,415,000	4.50%, 01/15/2022	1,560,929
	CSX Corp.
1,615,000	4.10%, 03/15/2044	1,759,560
1,000,000	4.75%, 05/30/2042	1,159,580
	FedEx Corp.
825,000	3.25%, 04/01/2026	874,135
4,900,000	3.88%, 08/01/2042	5,012,734
895,000	4.10%, 02/01/2045	938,308
1,640,000	4.55%, 04/01/2046	1,850,028
3,160,000	4.75%, 11/15/2045	3,697,248
	Kansas City Southern
6,105,000	2.35%, 05/15/2020	6,089,573
2,930,000	4.95%, 08/15/2045	3,377,584
	Norfolk Southern Corp.
4,355,000	2.90%, 06/15/2026	4,521,740
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3,575,000	3.05%, 01/09/2020(1)	3,641,334
9,895,000	4.88%, 07/11/2022(1)	10,973,832
	Russian Railways via RZD Capital plc
EUR 800,000	4.60%, 03/06/2023(4)	958,654
	Union Pacific Corp.
$ 1,970,000	4.38%, 11/15/2065	2,204,003

		58,460,360

	Total Corporate Bonds (cost $3,385,653,740)	3,568,165,149

Foreign Government Obligations - 4.4%
	Angola - 0.0%
	Angolan Government International Bond
405,000	9.50%, 11/12/2025(4)	385,844
	Republic of Angola
680,000	9.50%, 11/12/2025(1)	647,836

		1,033,680

	Argentina - 0.3%
	Argentina Bonar Bonds
3,430,000	7.00%, 04/17/2017	3,500,980
	Argentine Republic Government International Bond
3,275,000	2.50%, 12/31/2038(2)	2,218,812
1,000,000	6.25%, 04/22/2019(1)	1,060,000
525,000	6.63%, 07/06/2028(1)	533,925
3,350,000	6.88%, 04/22/2021(1)	3,604,600
525,000	7.13%, 07/06/2036(1)	533,400
4,980,000	7.50%, 04/22/2026(1)	5,408,280
EUR 1,183,449	7.82%, 12/31/2033	1,346,913
$ 2,278,312	8.28%, 12/31/2033	2,499,308
	City of Buenos Aires Argentina
1,350,000	7.50%, 06/01/2027(1)	1,404,000
1,251,000	8.95%, 02/19/2021(1)	1,397,992
	Province of Salta
515,000	9.13%, 07/07/2024(1)	544,613
	Provincia de Buenos Aires
840,000	9.13%, 03/16/2024(1)	926,100
745,000	9.95%, 06/09/2021(1)	834,400
	Provincia de Cordoba
765,000	7.13%, 06/10/2021(1)	770,738

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Provincia del Chubut Argentina
$ 1,050,000	7.75%, 07/26/2026(1)	$1,052,625

		27,636,686

	Azerbaijan - 0.0%
	Republic of Azerbaijan International Bond
2,270,000	4.75%, 03/18/2024(4)	2,294,743
	Southern Gas Corridor CJSC
755,000	6.88%, 03/24/2026(4)	827,480

		3,122,223

	Brazil - 0.4%
	Brazil Minas SPE via State of Minas Gerais
1,010,000	5.33%, 02/15/2028(1)	951,925
1,195,000	5.33%, 02/15/2028(4)	1,126,288
	Brazilian Government International Bond
14,556,000	2.63%, 01/05/2023	13,413,354
740,000	5.00%, 01/27/2045	676,360
555,000	5.63%, 02/21/2047	537,656
9,495,000	6.00%, 04/07/2026	10,482,480
540,000	7.13%, 01/20/2037	624,240
364,167	8.00%, 01/15/2018	384,196
2,869,000	8.25%, 01/20/2034	3,607,767

		31,804,266

	Bulgaria - 0.1%
	Bulgaria Government International Bond
EUR 5,090,000	2.95%, 09/03/2024(4)	6,084,380
4,220,000	3.13%, 03/26/2035(4)	4,611,383

		10,695,763

	Cameroon - 0.0%
	Republic of Cameroon International Bond
$ 1,740,000	9.50%, 11/19/2025(1)	1,836,779

	Colombia - 0.1%
	Colombia Government International Bond
3,815,000	7.38%, 09/18/2037	4,911,812
COP 1,450,000,000	7.75%, 04/14/2021	488,253
10,000,000	9.85%, 06/28/2027	3,909
$ 85,000	10.38%, 01/28/2033	131,113

		5,535,087

	Croatia - 0.2%
	Croatia Government International Bond
EUR 3,835,000	3.00%, 03/11/2025(4)	4,174,984
3,125,000	3.88%, 05/30/2022(4)	3,650,970
$ 740,000	5.50%, 04/04/2023(4)	795,500
2,510,000	6.38%, 03/24/2021(4)	2,766,020
1,565,000	6.63%, 07/14/2020(4)	1,722,862

		13,110,336

	Dominican Republic - 0.1%
	Dominican Republic International Bond
1,840,000	5.50%, 01/27/2025(1)	1,909,000
2,780,000	5.88%, 04/18/2024(4)	2,939,850
595,000	6.60%, 01/28/2024(1)	655,987
3,230,000	6.88%, 01/29/2026(1)	3,625,675
360,000	7.50%, 05/06/2021(4)	403,200

		9,533,712

	Ecuador - 0.0%
	Ecuador Government International Bond
1,065,000	10.75%, 03/28/2022(1)	1,061,272

	Ghana - 0.0%
	Republic of Ghana
850,000	10.75%, 10/14/2030(1)	924,800

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Hungary - 0.6%
	Hungary Government International Bond
$ 8,070,000	5.38%, 02/21/2023	$9,038,400
6,718,000	5.75%, 11/22/2023	7,730,739
6,474,000	6.25%, 01/29/2020	7,214,082
18,616,000	6.38%, 03/29/2021	21,304,485
516,000	7.63%, 03/29/2041	766,198

		46,053,904

	Indonesia - 0.3%
	Indonesia Government International Bond
EUR 721,000	3.38%, 07/30/2025(1)	859,064
1,750,000	3.75%, 06/14/2028(1)	2,102,634
$ 1,200,000	4.75%, 01/08/2026(1)	1,335,729
1,270,000	5.88%, 01/15/2024(4)	1,485,242
6,085,000	7.75%, 01/17/2038(4)	8,734,792
8,917,000	8.50%, 10/12/2035(4)	13,411,168

		27,928,629

	Ivory Coast - 0.1%
	Ivory Coast Government International Bond
3,325,000	5.38%, 07/23/2024(4)	3,199,581
390,000	6.38%, 03/03/2028(1)	391,006
3,635,000	6.38%, 03/03/2028(4)	3,644,378

		7,234,965

	Jamaica - 0.0%
	Jamaica Government International Bond
660,000	7.88%, 07/28/2045	747,450

	Kazakhstan - 0.0%
	Kazakhstan Government International Bond
580,000	5.13%, 07/21/2025(4)	635,651

	Mexico - 0.2%
	Mexico Government International Bond
EUR 1,465,000	3.00%, 03/06/2045	1,631,729
2,100,000	4.00%, 03/15/2115	2,318,453
$ 7,022,000	5.75%, 10/12/2110	7,706,645

		11,656,827

	Mongolia - 0.0%
	Mongolia Government International Bond
1,355,000	10.88%, 04/06/2021(1)	1,505,956

	Panama - 0.1%
	Panama Government International Bond
1,405,000	6.70%, 01/26/2036	1,902,019
1,079,000	8.88%, 09/30/2027	1,602,315
2,632,000	9.38%, 04/01/2029	4,053,280

		7,557,614

	Peru - 0.1%
	Peru Government Bond
PEN 3,325,000	5.20%, 09/12/2023	984,920
2,295,000	6.95%, 08/12/2031	747,492
	Peruvian Government International Bond
$ 3,354,000	8.75%, 11/21/2033	5,332,860

		7,065,272

	Poland - 0.1%
	Poland Government International Bond
1,380,000	3.25%, 04/06/2026	1,451,457
2,540,000	4.00%, 01/22/2024	2,810,967

		4,262,424

	Qatar - 0.0%
	Qatar Government International Bond
1,505,000	4.63%, 06/02/2046(1)	1,614,112

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 1,125,000	4.63%, 06/02/2046(4)	$1,206,563

		2,820,675

	Romania - 0.3%
	Romanian Government International Bond
EUR 170,000	2.75%, 10/29/2025(1)	199,563
1,650,000	2.75%, 10/29/2025(4)	1,936,936
260,000	2.88%, 10/28/2024(4)	309,211
6,575,000	3.63%, 04/24/2024(4)	8,252,714
815,000	3.88%, 10/29/2035(1)	984,064
6,787,000	3.88%, 10/29/2035(4)	8,194,899

		19,877,387

	Russia - 0.3%
	Russian Foreign Bond - Eurobond
$ 1,600,000	4.88%, 09/16/2023(4)	1,732,704
14,500,000	5.00%, 04/29/2020(4)	15,442,500
3,600,000	5.63%, 04/04/2042(4)	3,951,000
3,600,000	5.88%, 09/16/2043(4)	4,093,956
1,286,000	12.75%, 06/24/2028(4)	2,288,519

		27,508,679

	Slovenia - 0.2%
	Slovenia Government International Bond
1,210,000	5.25%, 02/18/2024(1)	1,381,058
2,705,000	5.50%, 10/26/2022(4)	3,090,462
2,325,000	5.85%, 05/10/2023(1)	2,720,250
8,115,000	5.85%, 05/10/2023(4)	9,494,550

		16,686,320

	South Africa - 0.1%
	South Africa Government International Bond
3,135,000	4.67%, 01/17/2024	3,298,710

	Sri Lanka - 0.0%
	Sri Lanka Government International Bond
706,000	5.75%, 01/18/2022(1)	729,214
280,000	5.88%, 07/25/2022(4)	288,889
1,461,000	6.83%, 07/18/2026(1)	1,521,857
690,000	6.85%, 11/03/2025(4)	726,589

		3,266,549

	Trinidad - 0.0%
	Trinidad & Tobago Government International Bond
1,010,000	4.50%, 08/04/2026(1)	1,029,927

	Tunisia - 0.0%
	Banque Centrale de Tunisie S.A.
445,000	5.75%, 01/30/2025(4)	421,638

	Turkey - 0.4%
	Turkey Government International Bond
1,890,000	5.13%, 03/25/2022	1,967,755
1,835,000	5.63%, 03/30/2021	1,951,064
5,520,000	5.75%, 03/22/2024	5,938,526
3,495,000	6.00%, 01/14/2041	3,728,081
8,205,000	6.25%, 09/26/2022	9,003,412
2,490,000	6.63%, 02/17/2045	2,879,685
4,840,000	6.75%, 04/03/2018	5,123,140
190,000	6.88%, 03/17/2036	223,250
2,780,000	7.00%, 03/11/2019	3,016,656
672,000	7.38%, 02/05/2025	798,104

		34,629,673

	Ukraine - 0.2%
	Ukraine Government International Bond
1,414,000	0.00%, 05/31/2040(1)(2)	477,508
707,000	7.75%, 09/01/2019(1)	701,839
3,580,000	7.75%, 09/01/2019(4)	3,553,866
1,137,000	7.75%, 09/01/2020(1)	1,120,172

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 665,000	7.75%, 09/01/2020(4)	$655,158
757,000	7.75%, 09/01/2021(1)	742,011
620,000	7.75%, 09/01/2022(1)	606,949
550,000	7.75%, 09/01/2022(4)	538,423
620,000	7.75%, 09/01/2023(1)	603,849
1,025,000	7.75%, 09/01/2023(4)	998,299
620,000	7.75%, 09/01/2024(1)	601,524
620,000	7.75%, 09/01/2025(1)	599,974
300,000	7.75%, 09/01/2025(4)	290,310
620,000	7.75%, 09/01/2026(1)	598,424
510,000	7.75%, 09/01/2026(4)	492,252
1,602,000	7.75%, 09/01/2027(1)	1,542,245
505,000	7.75%, 09/01/2027(4)	486,164

		14,608,967

	United Kingdom - 0.0%
	Ukreximbank Via Biz Finance plc
330,000	9.75%, 01/22/2025(4)	320,100

	Uruguay - 0.0%
	Uruguay Government International Bond
445,000	7.63%, 03/21/2036	616,548

	Venezuela - 0.2%
	Venezuela Government International Bond
1,395,000	7.00%, 12/01/2018(4)	746,325
5,285,000	7.65%, 04/21/2025(4)	2,246,125
3,790,000	7.75%, 10/13/2019(4)	1,814,462
9,925,000	8.25%, 10/13/2024(4)	4,304,969
7,922,200	9.00%, 05/07/2023(4)	3,515,476
8,620,000	9.25%, 05/07/2028(4)	3,814,350
2,250,000	9.38%, 01/13/2034	998,438
1,108,200	11.95%, 08/05/2031(4)	530,551

		17,970,696

	Total Foreign Government Obligations (cost $344,734,569)	363,999,165

Municipal Bonds - 0.3%
	Development - 0.1%
	State of California
725,000	7.30%, 10/01/2039	1,132,334
5,730,000	7.60%, 11/01/2040	9,561,880
550,000	7.63%, 03/01/2040	900,246

		11,594,460

	General - 0.0%
	Chicago Transit Auth
1,505,000	6.90%, 12/01/2040	1,984,922

	General Obligation - 0.1%
	California State, GO Taxable
2,795,000	7.55%, 04/01/2039	4,566,723
	Illinois State, GO
585,000	5.67%, 03/01/2018	616,923

		5,183,646

	Transportation - 0.1%
	Port Auth of New York & New Jersey
1,850,000	4.46%, 10/01/2062	2,236,521
15,000	4.93%, 10/01/2051	19,433
900,000	4.96%, 08/01/2046	1,157,913
4,165,000	5.31%, 08/01/2046	4,686,291

		8,100,158

	Total Municipal Bonds (cost $22,657,552)	26,863,186

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Senior Floating Rate Interests - 0.1%(9)
	Commercial Services - 0.0%
	KAR Auction Services, Inc.
$ 688,275	4.25%, 03/09/2023	$693,726

	Electric - 0.0%
	Texas Competitive Electric Holdings Co. LLC
3,799,308	4.94%, 10/10/2017(6)	1,268,551

	Healthcare-Services - 0.0%
	Vizient, Inc.
847,875	6.25%, 02/13/2023	857,414

	Insurance - 0.0%
	Asurion LLC
455,000	8.50%, 03/03/2021	450,545

	Internet - 0.0%
	Lands’ End, Inc.
1,052,234	4.25%, 04/04/2021	820,742

	Machinery-Diversified - 0.1%
	Gardner Denver, Inc.
1,894,509	4.25%, 07/30/2020	1,799,783

	Media - 0.0%
	Virgin Media Investment Holdings Ltd.
1,160,000	3.65%, 06/30/2023	1,154,687

	Semiconductors - 0.0%
	NXP B.V.
311,922	3.75%, 12/07/2020	313,872

	Total Senior Floating Rate Interests (cost $9,200,876)	7,359,320

U.S. Government Securities - 0.2%
	U.S. Treasury Securities - 0.2%
	U.S. Treasury Bonds - 0.0%
	U.S. Treasury Bonds
500,000	3.00%, 11/15/2044	587,461

		587,461

	U.S. Treasury Notes - 0.2%
10,850,000	0.50%, 09/30/2016	10,854,080
375,000	1.63%, 12/31/2019	384,800
520,000	2.25%, 11/15/2024	555,242
1,250,000	2.38%, 08/15/2024	1,346,191

		13,140,313

	Total U.S. Government Securities (cost $13,526,605)	13,727,774

Convertible Bonds - 0.0%
	Home Builders - 0.0%
	M/I Homes, Inc.
180,000	3.00%, 03/01/2018	183,262

	Insurance - 0.0%
	MGIC Investment Corp.
1,000,000	2.00%, 04/01/2020	1,207,500

	Oil & Gas - 0.0%
	Cobalt International Energy, Inc.
1,415,000	2.63%, 12/01/2019	632,328

	Total Convertible Bonds (cost $2,739,593)	2,023,090

	Total Long-Term Investments (cost $7,154,678,246)	7,896,721,743
Short-Term Investments - 4.2%
	Other Investment Pools & Funds - 4.2%
350,519,546	Fidelity Money Market Class 1	350,519,546

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Short-Term Investments (cost $350,519,546)		350,519,546

Total Investments (cost $7,505,197,792)^	99.6%	$8,247,241,289

Other Assets and Liabilities	0.4%	35,871,287

Total Net Assets	100.0%	$8,283,112,576

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$819,104,634
Unrealized Depreciation	(77,061,137)

Net Unrealized Appreciation	$742,043,497

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $629,979,379, which represents 7.6% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $180,373,049, which represents 2.2% of total net assets.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $9,659,324 at July 31, 2016.
(8)	This security may pay interest in additional principal instead of cash.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2016.

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	840	09/30/2016	$183,017,590	$183,960,000	$942,410
U.S. Treasury 5-Year Note Future	3,855	09/30/2016	463,343,045	470,370,234	7,027,189
U.S. Treasury Long Bond Future	713	09/21/2016	119,922,583	124,373,938	4,451,355

Total					$12,420,954

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Short position contracts:
Euro BUXL 30-Year Bond Future	47	09/08/2016	$9,538,812	$10,353,668	$(814,856)
Euro-BOBL Future	73	09/08/2016	10,862,438	10,909,348	(46,910)
Euro-Bund Future	144	09/08/2016	26,423,611	27,016,079	(592,468)
U.S. Treasury 10-Year Note Future	3,915	09/21/2016	510,288,277	520,878,516	(10,590,239)
U.S. Treasury Ultra Long Term Bond Future	428	09/21/2016	74,699,793	81,547,375	(6,847,582)

Total					$(18,892,055)

Total futures contracts					$(6,471,101)

OTC Credit Default Swap Contracts Outstanding at July 31, 2016
			(Pay)/Receive Fixed			Upfront	Upfront		Unrealized
Reference Entity	Counter- party	Notional Rate/Implied Amount (a) Credit Spread (b)			Expiration Date	Premiums Paid	Premiums Received	Market Value †	Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EMS.25	BCLY	USD	4,965,000	(1.00%)	06/20/21	$404,930	$—	$348,941	$(55,989)

Total traded indices						$404,930	$—	$348,941	$(55,989)

Credit default swaps on single-name issues:
Buy protection:
General Mills, Inc.	JPM	USD	8,975,000	(1.00%)/0.36%	06/20/21	$—	$(298,408)	$(287,156)	$11,252
Venezuela Government International Bond	BOA	USD	745,000	(5.00%)/48.54%	03/20/19	138,288	—	394,748	256,460
Venezuela Government International Bond	DEUT	USD	585,000	(5.00%)/48.54%	03/20/19	106,318	—	309,970	203,652

Total						$244,606	$(298,408)	$417,562	$471,364

Credit default swaps on single-name issues:
Sell protection:
Russian Foreign Bond - Eurobond	BOA	USD	4,155,000	1.00%/2.17%	12/20/20	$—	$(434,188)	$(196,783)	$237,405
Russian Foreign Bond - Eurobond	BNP	USD	2,630,000	1.00%/2.17%	12/20/20	—	(286,566)	(124,559)	162,007
Russian Foreign Bond - Eurobond	GSC	USD	915,000	1.00%/2.17%	12/20/20	—	(67,295)	(43,311)	23,984

Total						$—	$(788,049)	$(364,653)	$423,396

Total single-name issues						$244,606	$(1,086,457)	$52,909	$894,760

Total OTC contracts						$649,536	$(1,086,457)	$401,850	$838,771

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2016
Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.26	USD 18,070,000	5.00%	06/20/21	$259,480	$837,640	$578,160
CDX.NA.HY.26	USD 18,930,000	(5.00%)	06/20/21	(304,660)	(878,803)	(574,143)
CDX.NA.IG.26	USD 70,000,000	1.00%	06/20/21	939,063	951,096	12,033

Total				$893,883	$909,933	$16,050

Total				$893,883	$909,933	$16,050

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
COP	Sell	09/21/16	SCB	$509,216	$494,528	$14,688
EUR	Buy	09/21/16	HSBC	798,994	812,330	13,336
EUR	Buy	09/21/16	GSC	805,854	819,052	13,198
EUR	Buy	09/21/16	MSC	924,945	934,458	9,513
EUR	Buy	09/21/16	BCLY	277,147	281,234	4,087
EUR	Buy	09/21/16	MSC	1,842,757	1,846,508	3,751
EUR	Buy	09/21/16	MSC	261,731	264,427	2,696
EUR	Buy	09/21/16	SSG	86,770	86,275	(495)
EUR	Buy	09/21/16	BOA	683,349	678,995	(4,354)
EUR	Sell	08/31/16	SSG	10,267,400	10,447,737	(180,337)
EUR	Sell	09/21/16	SSG	25,423,172	25,057,833	365,339
EUR	Sell	09/21/16	CBA	25,393,875	25,057,833	336,042
EUR	Sell	09/21/16	JPM	502,348	493,000	9,348
EUR	Sell	09/21/16	UBS	786,007	779,836	6,171
EUR	Sell	09/21/16	JPM	181,695	179,272	2,423
EUR	Sell	09/21/16	BNP	67,208	66,107	1,101
EUR	Sell	09/21/16	JPM	307,538	308,125	(587)
EUR	Sell	09/21/16	SSG	540,884	543,420	(2,536)
EUR	Sell	09/21/16	CSFB	266,240	268,909	(2,669)
EUR	Sell	09/21/16	RBC	310,082	313,727	(3,645)
EUR	Sell	09/21/16	BOA	1,121,352	1,131,658	(10,306)
GBP	Sell	08/31/16	CBK	1,980,229	2,003,347	(23,118)
MXN	Buy	09/21/16	CBK	1,335,971	1,339,466	3,495
MXN	Buy	09/21/16	MSC	1,336,492	1,339,519	3,027
MXN	Buy	09/21/16	MSC	33,142	33,203	61
MXN	Sell	09/21/16	RBC	2,769,668	2,712,189	57,479
PEN	Sell	09/21/16	SCB	784,659	780,291	4,368
PEN	Sell	09/21/16	CIB	784,009	779,993	4,016

Total						$626,092

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
Municipal Abbreviations:
GO	General Obligation

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$448,228,333	$448,228,333	$—	$—
Capital Goods	292,359,897	292,359,897	—	—
Commercial & Professional Services	17,319,473	17,319,473	—	—
Consumer Services	53,973,114	53,973,114	—	—
Diversified Financials	113,666,290	113,666,290	—	—
Energy	560,492,115	521,871,470	38,620,645	—
Food, Beverage & Tobacco	359,799,097	301,126,804	58,672,293	—
Household & Personal Products	59,570,051	59,570,051	—	—
Insurance	147,421,684	147,421,684	—	—
Materials	134,159,725	134,159,725	—	—
Media	37,459,372	37,459,372	—	—
Pharmaceuticals, Biotechnology & Life Sciences	511,258,220	428,735,559	82,522,661	—
Real Estate	23,362,416	23,362,416	—	—
Semiconductors & Semiconductor Equipment	185,116,167	185,116,167	—	—
Software & Services	177,697,101	177,697,101	—	—
Technology Hardware & Equipment	118,675,911	118,675,911	—	—
Telecommunication Services	161,111,317	161,111,317	—	—
Transportation	96,553,738	96,553,738	—	—
Utilities	281,410,714	249,963,926	31,446,788	—
Asset & Commercial Mortgage Backed Securities	134,949,324	—	134,949,324	—
Corporate Bonds	3,568,165,149	—	3,568,165,149	—
Foreign Government Obligations	363,999,165	—	363,999,165	—
Municipal Bonds	26,863,186	—	26,863,186	—
Senior Floating Rate Interests	7,359,320	—	7,359,320	—
U.S. Government Securities	13,727,774	—	13,727,774	—
Convertible Bonds	2,023,090	—	2,023,090	—
Short-Term Investments	350,519,546	350,519,546	—	—
Foreign Currency Contracts(2)	854,139	—	854,139	—
Futures Contracts(2)	12,420,954	12,420,954	—	—
Swaps - Credit Default(2)	1,484,953	—	1,484,953	—

Total	$8,262,001,335	$3,931,312,848	$4,330,688,487	$—

Liabilities
Foreign Currency Contracts(2)	$(228,047)	$—	$(228,047)	$—
Futures Contracts(2)	(18,892,055)	(18,892,055)	—	—
Swaps - Credit Default(2)	(630,132)	—	(630,132)	—

Total	$(19,750,234)	$(18,892,055)	$(858,179)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.8%
	Automobiles & Components - 2.0%
1,110,419	Delphi Automotive plc	$75,308,617
164,154	Fiat Chrysler Automobiles N.V.	1,058,973
4,260,318	Ford Motor Co.	53,935,626
1,533,287	Goodyear Tire & Rubber Co.	43,959,338
267,100	Magna International, Inc.	10,289,993

		184,552,547

	Banks - 5.5%
467,442	Bank of America Corp.	6,773,235
1,188,104	Citigroup, Inc.	52,050,836
6,002,700	Itau Unibanco Holding S.A. ADR	62,728,215
3,330,783	JP Morgan Chase & Co.	213,070,189
128,759	M&T Bank Corp.	14,750,631
464,149	MGIC Investment Corp.*	3,337,231
993,676	PNC Financial Services Group, Inc.	82,127,321
5,802,000	Sberbank of Russia PJSC ADR	50,554,079
632,999	Wells Fargo & Co.	30,364,962

		515,756,699

	Capital Goods - 4.7%
160,960	3M Co.	28,708,826
1,719,848	AerCap Holdings N.V.*	62,791,651
222,810	Airbus Group SE	13,144,243
455,200	Boeing Co.	60,842,032
278,832	Builders FirstSource, Inc.*	3,594,144
488,089	Eaton Corp. plc	30,949,724
86,007	Fortive Corp.*	4,146,397
129,395	Fortune Brands Home & Security, Inc.	8,186,822
164,841	Generac Holdings, Inc.*	6,229,341
82,140	General Dynamics Corp.	12,065,545
806,800	HF Global, Inc.*(1)(2)(3)	12,811,984
585,649	Honeywell International, Inc.	68,128,548
29,374	IDEX Corp.	2,637,491
88,589	Lockheed Martin Corp.	22,389,098
84,813	Middleby Corp.*	10,209,789
45,601	MonotaRO Co., Ltd.	1,325,718
437,517	Owens Corning	23,149,024
22,855	Raytheon Co.	3,188,958
890,800	Sanwa Holdings Corp.	9,261,897
19,037	Sulzer AG	1,932,869
137,855	TransDigm Group, Inc.*	38,533,230
72,745	Wabco Holdings, Inc.*	7,294,141
74,647	WESCO International, Inc.*	4,160,824
115,550	Zumtobel Group AG	1,753,656

		437,435,952

	Commercial & Professional Services - 1.1%
65,150	Clean Harbors, Inc.*	3,350,013
113,642	Dun & Bradstreet Corp.	14,688,229
98,064	Equifax, Inc.	12,989,557
1,710,753	IHS Markit Ltd.*	59,431,559
4,595	Klarna Holding AB(1)(2)(3)	465,349
93,089	Waste Connections, Inc.*	6,933,269

		97,857,976

	Consumer Durables & Apparel - 2.3%
41,098,000	Global Brands Group Holding Ltd.*	3,610,547
150,577	Harman International Industries, Inc.	12,443,683
181,541	Kate Spade & Co.*	3,937,624
793,173	Lennar Corp. Class A	37,120,497
139,240	Luxottica Group S.p.A.	6,769,011
1,208,969	NIKE, Inc. Class B	67,097,780
425,806	Pandora A/S	55,461,698
599,901	PulteGroup, Inc.	12,705,903

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

128,520	Ralph Lauren Corp.	$12,606,527

		211,753,270

	Consumer Services - 1.4%
159,604	Aramark	5,721,803
8,397	Chipotle Mexican Grill, Inc.*	3,560,244
466,365	Hilton Worldwide Holdings, Inc.	10,815,004
461,231	Las Vegas Sands Corp.	23,361,350
229,596	LifeLock, Inc.*	3,841,141
216,873	McDonald’s Corp.	25,515,109
111,060	Norwegian Cruise Line Holdings Ltd.*	4,731,156
38,659	Panera Bread Co. Class A*	8,478,692
614,580	Wyndham Worldwide Corp.	43,647,472

		129,671,971

	Diversified Financials - 3.8%
597,907	American Express Co.	38,541,085
240,988	Banca Generali S.p.A.	4,988,822
151,648	BlackRock, Inc.	55,541,080
74,314	Intercontinental Exchange, Inc.	19,633,759
172,237	Legg Mason, Inc.	5,880,171
10,607,608	LendingClub Corp. PIPE*	49,007,149
33,186	MarketAxess Holdings, Inc.	5,364,849
84,073	MSCI, Inc.	7,233,641
32,894	Nihon M&A Center, Inc.	2,016,489
1,560,937	OneMain Holdings, Inc.*	45,017,423
400,392	Raymond James Financial, Inc.	21,981,521
724,567	S&P Global, Inc.	88,542,087
140,305	Santander Consumer USA Holdings, Inc.*	1,541,952
164,793	Synchrony Financial*	4,594,429
416,380	WisdomTree Investments, Inc.	4,138,817

		354,023,274

	Energy - 4.3%
387,732	Anadarko Petroleum Corp.	21,143,026
426,753	Cabot Oil & Gas Corp.	10,527,996
396,029	Canadian Natural Resources Ltd.	11,971,957
276,430	Chevron Corp.	28,328,546
1,839,756	Cobalt International Energy, Inc.*	2,741,236
205,078	Continental Resources, Inc.*	9,033,686
205,664	Diamondback Energy, Inc.*	18,055,243
19,205	Energen Corp.	909,933
507,912	Eni S.p.A.	7,791,381
595,725	Golar LNG Ltd.	10,103,496
387,847	Halliburton Co.	16,933,400
127,449	Helmerich & Payne, Inc.	7,898,015
83,700	Hess Corp.	4,490,505
270,876	HollyFrontier Corp.	6,885,668
909,625	Imperial Oil Ltd.	27,916,391
667,029	Karoon Gas Australia Ltd.*	678,816
643,296	Marathon Oil Corp.	8,774,557
88,114	National Oilwell Varco, Inc.	2,850,488
389,551	Occidental Petroleum Corp.	29,111,146
813,681	Petroleo Brasileiro S.A. ADR*	7,062,751
257,179	Pioneer Natural Resources Co.	41,809,590
329,158	QEP Resources, Inc.	5,990,676
552,128	Repsol S.A.	6,993,587
9,386,047	Rosneft PJSC GDR	45,362,765
655,732	Southwestern Energy Co.*	9,560,573
1,262,667	Suncor Energy, Inc.	33,978,369
393,861	Total S.A.	18,942,282
1,096,981	Trican Well Service Ltd.*	1,655,155

		397,501,234

	Food & Staples Retailing - 1.7%
22,253	Ain Holdings, Inc.	1,532,232
676,731	Costco Wholesale Corp.	113,162,958

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

177,030	Seven & I Holdings Co., Ltd.	$7,350,830
1,332,260	Whole Foods Market, Inc.	40,607,285

		162,653,305

	Food, Beverage & Tobacco - 4.3%
790,852	British American Tobacco plc	50,475,975
681,416	Coca-Cola Co.	29,730,180
100,259	ConAgra Foods, Inc.	4,688,111
25,409	Dr Pepper Snapple Group, Inc.	2,503,041
1,311,353	Greencore Group plc	5,683,102
26,432	MEIJI Holdings Co., Ltd.	2,755,702
920,799	Molson Coors Brewing Co. Class B	94,068,826
1,840,192	Mondelez International, Inc. Class A	80,931,644
187,787	Monster Beverage Corp.*	30,164,226
421,085	Nomad Foods Ltd.*	3,726,602
308,161	PepsiCo, Inc.	33,564,896
765,424	Post Holdings, Inc.*	66,339,298

		404,631,603

	Health Care Equipment & Services - 5.6%
40,900	ABIOMED, Inc.*	4,824,973
779,300	Acadia Healthcare Co., Inc.*	44,030,450
74,212	Align Technology, Inc.*	6,616,000
66,143	athenahealth, Inc.*	8,452,414
274,427	Becton Dickinson and Co.	48,299,152
18,786	BioMerieux	2,597,214
1,982,049	Boston Scientific Corp.*	48,124,150
395,570	Cardinal Health, Inc.	33,069,652
511,645	CareView Communications, Inc.*	44,769
2,188,577	Community Health Systems, Inc.*	27,948,128
133,907	Danaher Corp.	10,905,386
215,098	DENTSPLY SIRONA, Inc.	13,774,876
112,882	DexCom, Inc.*	10,411,107
52,137	Edwards Lifesciences Corp.*	5,970,729
375,613	Envision Healthcare Holdings, Inc.*	9,236,324
61,969	Essilor International S.A.	7,937,451
1,578,467	HCA Holdings, Inc.*	121,747,160
4,770	Intuitive Surgical, Inc.*	3,318,775
510,895	Invuity, Inc.*	5,262,218
118,498	McKesson Corp.	23,054,971
69,860	MEDNAX, Inc.*	4,814,053
482,451	Medtronic plc	42,277,181
1,188,962	Senseonics Holdings, Inc.*	3,947,354
239,873	UnitedHealth Group, Inc.	34,349,813

		521,014,300

	Household & Personal Products - 1.1%
155,023	Beiersdorf AG	14,564,391
728,904	Colgate-Palmolive Co.	54,252,325
412,979	Coty, Inc. Class A	11,096,746
194,934	Estee Lauder Cos., Inc. Class A	18,109,369
48,138	Reckitt Benckiser Group plc	4,667,464

		102,690,295

	Insurance - 4.9%
283,507	American International Group, Inc.	15,434,121
358,519	Arthur J Gallagher & Co.	17,635,549
1,563,188	Chubb Ltd.	195,804,929
8,151	Fairfax Financial Holdings Ltd.	4,370,070
11,257	Markel Corp.*	10,680,079
457,841	Marsh & McLennan Cos., Inc.	30,103,046
1,226,472	MetLife, Inc.	52,419,413
462,632	Principal Financial Group, Inc.	21,572,530
1,037,300	Prudential Financial, Inc.	78,098,317
353,250	Tokio Marine Holdings, Inc.	13,673,328
121,203	Torchmark Corp.	7,498,829

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

328,797	Unum Group	$10,985,108

		458,275,319

	Materials - 4.1%
708,589	Anglo American plc	7,760,576
97,246	Bemis Co., Inc.	4,963,436
2,731,845	BHP Billiton plc	34,444,543
780,428	BRAAS Monier Building Group S.A.	18,895,960
83,819	Cabot Corp.	4,081,147
242,865	Celanese Corp. Series A	15,402,498
428,168	CF Industries Holdings, Inc.	10,567,186
462,397	Constellium N.V. Class A*	2,455,328
257,153	CRH plc	7,821,057
1,394,100	Dow Chemical Co.	74,821,347
71,040	Franco-Nevada Corp.	5,477,423
26,603,829	Ivanhoe Mines Ltd. Class A*	29,137,576
251,659	LafargeHolcim Ltd.*	11,966,612
684,841	Louisiana-Pacific Corp.*	13,833,788
1,385,504	Methanex Corp.	38,859,552
31,000	Monsanto Co.	3,309,870
89,543	Norbord, Inc.	2,256,321
425,421	Platform Specialty Products Corp.*	3,913,873
218,104	Praxair, Inc.	25,417,840
189,784	Reliance Steel & Aluminum Co.	14,886,657
506,444	Wacker Chemie AG	47,208,905

		377,481,495

	Media - 2.1%
98,563	DISH Network Corp. Class A*	5,265,235
157,728	John Wiley & Sons, Inc. Class A	9,100,906
2,820,007	SES S.A.	61,795,376
5,347,543	Sky plc	65,124,431
2,167,700	Twenty-First Century Fox, Inc. Class A	57,747,528
25,200	Weinstein Co. LLC*(1)(2)(3)	—

		199,033,476

	Pharmaceuticals, Biotechnology & Life Sciences - 12.5%
268,769	Alder Biopharmaceuticals, Inc.*	8,627,485
285,187	Alkermes plc*	14,230,831
505,992	Allergan plc*	127,990,676
267,427	AstraZeneca plc ADR	9,129,958
31,197	Biogen, Inc.*	9,044,946
3,466,290	Bristol-Myers Squibb Co.	259,313,155
227,700	Celgene Corp.*	25,545,663
240,259	Cepheid*	8,488,350
250,510	Coherus Biosciences, Inc.*	6,360,449
146,797	Eisai Co., Ltd.	8,583,435
1,235,048	Hikma Pharmaceuticals plc	43,005,186
151,578	Incyte Corp.*	13,673,851
521,844	Johnson & Johnson	65,350,524
4,517,685	Merck & Co., Inc.	265,007,402
30,018	Mettler-Toledo International, Inc.*	12,343,702
713,312	Mylan N.V.*	33,375,868
453,175	Novavax, Inc.*	3,317,241
1,934,160	Ono Pharmaceutical Co., Ltd.	69,567,591
265,976	Portola Pharmaceuticals, Inc.*	6,904,737
267,538	Regeneron Pharmaceuticals, Inc.*	113,735,755
119,198	TESARO, Inc.*	11,114,022
228,600	Teva Pharmaceutical Industries Ltd. ADR	12,230,100
4,584,487	TherapeuticsMD, Inc.*	35,621,464

		1,162,562,391

	Real Estate - 1.1%
336,700	American Tower Corp. REIT	38,979,759
461,790	Columbia Property Trust, Inc. REIT	11,221,497
13,370	Equinix, Inc. REIT	4,985,272
663,811	Host Hotels & Resorts, Inc. REIT	11,776,007

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

19,115	Relo Group, Inc. REIT	$2,982,706
477,108	STORE Capital Corp. REIT	14,880,999
286,804	Vonovia SE	11,371,017
153,417	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	7,700,344

		103,897,601

	Retailing - 3.8%
70,342	Advance Auto Parts, Inc.	11,948,292
43,389	Amazon.com, Inc.*	32,924,007
206,851	CarMax, Inc.*	12,051,139
217,364	Expedia, Inc.	25,355,511
205,581	Home Depot, Inc.	28,419,518
12,011	Honest Co.*(1)(2)(3)	463,985
10,615	JAND, Inc. Class A*(1)(2)(3)	113,368
184,438	L Brands, Inc.	13,629,968
277,325	Lowe’s Cos., Inc.	22,818,301
439,924	Netflix, Inc.*	40,143,065
110,214	Nordstrom, Inc.	4,874,765
6,020	Priceline Group, Inc.*	8,131,876
90,226	Restoration Hardware Holdings, Inc.*	2,779,863
631,913	Signet Jewelers Ltd.	55,551,472
347,103	TJX Cos., Inc.	28,365,257
770,636	Tory Burch LLC*(1)(2)(3)	44,719,983
240,161	TripAdvisor, Inc.*	16,804,065
202,741	Wayfair, Inc. Class A*	8,819,234

		357,913,669

	Semiconductors & Semiconductor Equipment - 4.2%
315,030	Broadcom Ltd.	51,028,559
145,591	Cypress Semiconductor Corp.	1,694,679
393,898	First Solar, Inc.*	18,387,158
1,115,894	Intel Corp.	38,900,065
125,161	Lam Research Corp.	11,235,703
1,241,349	Mellanox Technologies Ltd.*	54,842,799
226,746	Micron Technology, Inc.*	3,115,490
1,420,430	NXP Semiconductors N.V.*	119,443,959
57,571	Qorvo, Inc.*	3,640,214
110,414	Silicon Motion Technology Corp. ADR	5,708,404
283,754	SK Hynix, Inc.	8,737,941
236,733	Skyworks Solutions, Inc.	15,629,113
843,991	Sumco Corp.	6,268,678
34,042	SunEdison Semiconductor Ltd.*	219,571
3,746,048	SunPower Corp.*	54,617,380

		393,469,713

	Software & Services - 14.0%
614,800	58.com, Inc. ADR*	31,975,748
298,320	Accenture plc Class A	33,653,479
1,522,243	Activision Blizzard, Inc.	61,133,279
558,683	Adobe Systems, Inc.*	54,672,718
243,009	Akamai Technologies, Inc.*	12,279,245
1,189,413	Alibaba Group Holding Ltd. ADR*	98,102,784
67,566	Alliance Data Systems Corp.*	15,649,637
23,480	Alphabet, Inc. Class A*	18,580,663
219,840	Alphabet, Inc. Class C*	169,010,794
40,772	Apigee Corp.*	507,204
698,923	Autodesk, Inc.*	41,550,972
236,887	Automatic Data Processing, Inc.	21,071,099
122,964	Blackhawk Network Holdings, Inc.*	4,277,917
2,834,855	Cadence Design Systems, Inc.*	68,178,263
1,177,129	Cognizant Technology Solutions Corp. Class A*	67,673,146
43,763	CoStar Group, Inc.*	9,098,328
351,877	Envestnet, Inc.*	13,431,145
1,133,961	Facebook, Inc. Class A*	140,543,126
470,596	Genpact Ltd.*	12,597,855
1,352,245	Global Payments, Inc.	100,958,612
448,235	Gogo, Inc.*	3,769,656

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

1,785,542	Microsoft Corp.	$101,204,520
1,646,278	Mobileye N.V.*	78,873,179
654,363	Quotient Technology, Inc.*	8,284,236
270,319	Salesforce.com, Inc.*	22,112,094
442,427	ServiceNow, Inc.*	33,146,631
296,074	SS&C Technologies Holdings, Inc.	9,539,504
194,623	Tencent Holdings Ltd.	4,700,754
147,761	VeriSign, Inc.*	12,797,580
190,413	Visa, Inc. Class A	14,861,735
285,992	Workday, Inc. Class A*	23,834,573
335,904	Zillow Group, Inc. Class A*	13,237,977

		1,301,308,453

	Technology Hardware & Equipment - 3.4%
195,351	Amphenol Corp. Class A	11,627,291
340,599	ARRIS International plc*	9,277,917
1,974,309	Cisco Systems, Inc.	60,275,654
717,850	Motorola Solutions, Inc.	49,804,433
4,096,471	Nokia Oyj	23,634,574
113,991	Parkervision, Inc.*	762,600
1,134,688	Pure Storage, Inc. Class A*	14,297,069
95,591	Samsung Electronics Co., Ltd.	131,531,032
357,972	Trimble Navigation Ltd.*	9,464,779
147,939	Western Digital Corp.	7,028,582

		317,703,931

	Telecommunication Services - 0.7%
140,921	NTT DoCoMo, Inc.	3,828,026
209,865	T-Mobile US, Inc.*	9,725,144
760,555	Verizon Communications, Inc.	42,142,352
9,427,772	Zegona Communications plc*	14,036,831

		69,732,353

	Transportation - 4.8%
156,412	Alaska Air Group, Inc.	10,514,015
2,158,600	American Airlines Group, Inc.	76,630,300
523,800	Canadian National Railway Co.	33,205,626
802,800	CSX Corp.	22,743,324
145,613	Delta Air Lines, Inc.	5,642,504
577,121	FedEx Corp.	93,435,890
217,005	Genesee & Wyoming, Inc. Class A*	14,051,074
1,146,939	International Consolidated Airlines Group S.A.	6,158,628
127,534	J.B. Hunt Transport Services, Inc.	10,601,901
9,767	Macquarie Infrastructure Corp.	748,640
257,531	Southwest Airlines Co.	9,531,222
2,321,087	Swift Transportation Co.*	44,680,925
640,420	Union Pacific Corp.	59,591,081
89,330	United Continental Holdings, Inc.*	4,188,684
422,422	United Parcel Service, Inc. Class B	45,663,818
357,635	XPO Logistics, Inc.*	10,593,149

		447,980,781

	Utilities - 2.4%
26,504	American Water Works Co., Inc.	2,188,700
986,290	Avangrid, Inc.	44,521,131
434,248	Calpine Corp.*	5,966,568
51,634,000	China Longyuan Power Group Corp. Ltd. Class H	41,565,716
413,178	Dominion Resources, Inc.	32,236,148
456,026	Exelon Corp.	17,000,649
253,560	NextEra Energy, Inc.	32,529,212
376,544	OGE Energy Corp.	12,113,421
75,754	Pattern Energy Group, Inc.	1,846,125
315,146	PG&E Corp.	20,150,435

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

582,571	RWE AG*	$10,362,267

		220,480,372

	Total Common Stocks (cost $8,400,824,315)	8,929,381,980

Corporate Bonds - 0.0%
	Internet - 0.0%
	DraftKings, Inc.
$ 157,087	5.00%, 12/23/2016(1)(2)(3)	157,087

	Total Corporate Bonds (cost $157,087)	157,087

Exchange Traded Funds - 0.0%
	Other Investment Pools & Funds - 0.0%
31	SPDR S&P 500 ETF Trust	6,731

	Total Exchange Traded Funds (cost $6,666)	6,731

Preferred Stocks - 3.0%
	Capital Goods - 0.0%
372,334	Lithium Technology Corp.*(1)(2)(3)	2,014,327

	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(1)(2)(3)	86,665

	Consumer Services - 0.2%
10,074	Airbnb, Inc. Series E*(1)(2)(3)	1,256,631
244,180	DraftKings, Inc.*(1)(2)(3)	468,826
952,691	DraftKings, Inc. Series D*(1)(2)(3)	3,782,183
1,939,742	DraftKings, Inc. Series D-1*(1)(2)(3)	10,125,453

		15,633,093

	Diversified Financials - 0.2%
1,161,507	Social Finance, Inc.*(1)(2)(3)	16,491,855

	Health Care Equipment & Services - 0.1%
95,683	Moderna Therapeutics, Inc. Series E*(1)(2)(3)	5,310,694

	Materials - 0.0%
33,739	Rubicon Minerals Corp.(1)(2)(3)	577,241

	Real Estate - 0.8%
245,862	Redfin Corp. Series G*(1)(2)(3)	978,531
762,484	WeWork Companies, Inc. Class D-1*(1)(2)(3)	38,270,787
599,094	WeWork Companies, Inc. Class D-2*(1)(2)(3)	30,069,876

		69,319,194

	Retailing - 0.1%
44,867	Forward Ventures, Inc.*(1)(2)(3)	1,966,072
278,194	Honest Co.*(1)(2)(3)	10,746,634
23,702	JAND, Inc. Series D*(1)(2)(3)	253,137

		12,965,843

	Software & Services - 1.4%
143,626	Birst, Inc. Series F*(1)(2)(3)	781,325
25,867	Cloudera, Inc.*(1)(2)(3)	471,038
18,389	Dropbox, Inc. Series C*(1)(2)(3)	309,487
566,622	Essence Group Holdings Corp.*(1)(2)(3)	1,291,898
52,337	ForeScout Technologies, Inc.*(1)(2)(3)	646,885
12,426	General Assembly Space, Inc.*(1)(2)(3)	548,220
77,707	Lookout, Inc. Series F*(1)(2)(3)	612,331
95,031	MarkLogic Corp. Series F*(1)(2)(3)	999,726
118,110	Nutanix, Inc.*(1)(2)(3)	1,600,391
2,286,050	Pinterest, Inc. Series G*(1)(2)(3)	14,745,023
47,064	Sharecare*(1)(2)(3)	10,583,894
99,405	Trade Desk, Inc. Series C*(1)(2)(3)	658,061
2,000,820	Uber Technologies, Inc.*(1)(2)(3)	97,584,449
58,205	Veracode, Inc.*(1)(2)(3)	1,373,638
306,876	Zuora, Inc. Series F*(1)(2)(3)	1,365,598

		133,571,964

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Technology Hardware & Equipment - 0.2%
5,362,869	Rethink Robotics, Inc.*(1)(2)(3)		$22,684,936

	Telecommunication Services - 0.0%
1,923	DocuSign, Inc. Series B*(1)(2)(3)		35,979
576	DocuSign, Inc. Series B-1*(1)(2)(3)		10,777
1,383	DocuSign, Inc. Series D*(1)(2)(3)		25,876
35,761	DocuSign, Inc. Series E*(1)(2)(3)		669,088
6,398	DocuSign, Inc. Series F*(1)(2)(3)		119,707

			861,427

	Total Preferred Stocks (cost $170,500,575)		279,517,239

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
28,025	Honest Co. Series C *(1)(2)(3)		1,082,606

	Total Convertible Preferred Stocks (cost $758,281)		1,082,606

	Total Long-Term Investments (cost $8,572,246,924)		9,210,145,643

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.8%
172,722,837	Fidelity Money Market Class 1		172,722,837

	Total Short-Term Investments (cost $172,722,837)		172,722,837

	Total Investments (cost $8,744,969,761)^	100.6%	$9,382,868,480
	Other Assets and Liabilities	(0.6)%	(57,214,448)

	Total Net Assets	100.0%	$9,325,654,032

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,103,905,829
Unrealized Depreciation	(466,007,110)

Net Unrealized Appreciation	$637,898,719

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $347,031,945, which represents 3.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost Basis
07/2015	10,074	Airbnb, Inc. Series E Preferred	$937,833
03/2015	143,626	Birst, Inc. Series F Preferred	838,905
02/2014	25,867	Cloudera, Inc. Preferred	376,623
02/2014	1,923	DocuSign, Inc. Series B Preferred	25,253
02/2014	576	DocuSign, Inc. Series B-1 Preferred	7,564
02/2014	1,383	DocuSign, Inc. Series D Preferred	18,162
02/2014	35,761	DocuSign, Inc. Series E Preferred	469,628
04/2015	6,398	DocuSign, Inc. Series F Preferred	122,158
12/2015	157,087	DraftKings, Inc.	157,087
12/2014	244,180	DraftKings, Inc. Preferred	439,837
08/2015	952,691	DraftKings, Inc. Series D Preferred	5,131,092
08/2015	1,939,742	DraftKings, Inc. Series D-1 Preferred	14,868,916
01/2014	18,389	Dropbox, Inc. Series C Preferred	351,252
05/2014	566,622	Essence Group Holdings Corp. Preferred	895,999
11/2015	52,337	ForeScout Technologies, Inc. Preferred	621,083
11/2014	44,867	Forward Ventures, Inc. Preferred	1,396,764
07/2015	12,426	General Assembly Space, Inc. Preferred	609,134
06/2015	806,800	HF Global, Inc.	10,846,942
01/2015	12,011	Honest Co.	324,985
08/2015	278,194	Honest Co. Preferred	12,728,766
08/2014	28,025	Honest Co. Series C Convertible Preferred	758,281
04/2015	10,615	JAND, Inc. Class A	121,916
04/2015	23,702	JAND, Inc. Series D Preferred	272,225
08/2015	4,595	Klarna Holding AB	503,982
08/2014	372,334	Lithium Technology Corp. Preferred	1,814,756
07/2014	77,707	Lookout, Inc. Series F Preferred	887,655
04/2015	95,031	MarkLogic Corp. Series F Preferred	1,103,709
12/2014	95,683	Moderna Therapeutics, Inc. Series E Preferred	5,900,771
08/2014	118,110	Nutanix, Inc. Preferred	1,582,261
01/2014	83,332	One Kings Lane, Inc. Preferred	1,284,729
03/2015	2,286,050	Pinterest, Inc. Series G Preferred	16,411,763
12/2014	245,862	Redfin Corp. Series G Preferred	810,779
03/2015	5,362,869	Rethink Robotics, Inc. Preferred	13,365,342
09/2015	33,739	Rubicon Minerals Corp. Preferred	673,447
03/2015	47,064	Sharecare Preferred	11,759,882
09/2015	1,161,507	Social Finance, Inc. Preferred	18,324,283
11/2013	770,636	Tory Burch LLC	60,399,726
02/2016	99,405	Trade Desk, Inc. Series C Preferred	518,608
06/2014	2,000,820	Uber Technologies, Inc. Preferred	31,038,821
08/2014	58,205	Veracode, Inc. Preferred	1,074,808
12/2014	153,417	WeWork Companies, Inc. Class A, REIT	2,554,571
12/2014	762,484	WeWork Companies, Inc. Class D-1 Preferred	12,696,243
12/2014	599,094	WeWork Companies, Inc. Class D-2 Preferred	9,975,610
03/2016	25,200	Weinstein Co. LLC	23,636,380
01/2015	306,876	Zuora, Inc. Series F Preferred	1,165,914

			$269,804,445

At July 31, 2016, the aggregate value of these securities was $347,031,945, which represents 3.7% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $347,031,945, which represents 3.7% of total net assets.

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	09/21/16	CBA	$ 34,473,173	$ 34,016,983	$456,190
EUR	Sell	09/21/16	SSG	24,618,324	24,264,551	353,773
GBP	Sell	09/21/16	JPM	6,243,289	5,707,886	535,403

Total						$1,345,366

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBA	Commonwealth Bank of Australia
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PIPE	Private Investment in Public Equity
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$184,552,547	$183,493,574	$1,058,973	$—
Banks	515,756,699	465,202,620	50,554,079	—
Capital Goods	437,435,952	397,205,585	27,418,383	12,811,984
Commercial & Professional Services	97,857,976	97,392,627	—	465,349
Consumer Durables & Apparel	211,753,270	145,912,014	65,841,256	—
Consumer Services	129,671,971	129,671,971	—	—
Diversified Financials	354,023,274	347,017,963	7,005,311	—
Energy	397,501,234	363,095,168	34,406,066	—
Food & Staples Retailing	162,653,305	153,770,243	8,883,062	—
Food, Beverage & Tobacco	404,631,603	345,716,824	58,914,779	—
Health Care Equipment & Services	521,014,300	510,479,635	10,534,665	—
Household & Personal Products	102,690,295	83,458,440	19,231,855	—
Insurance	458,275,319	444,601,991	13,673,328	—
Materials	377,481,495	249,383,842	128,097,653	—
Media	199,033,476	72,113,669	126,919,807	—
Pharmaceuticals, Biotechnology & Life Sciences	1,162,562,391	1,041,406,179	121,156,212	—
Real Estate	103,897,601	81,843,534	14,353,723	7,700,344
Retailing	357,913,669	312,616,333	—	45,297,336
Semiconductors & Semiconductor Equipment	393,469,713	378,463,094	15,006,619	—
Software & Services	1,301,308,453	1,296,607,699	4,700,754	—
Technology Hardware & Equipment	317,703,931	162,538,325	155,165,606	—
Telecommunication Services	69,732,353	65,904,327	3,828,026	—
Transportation	447,980,781	441,822,153	6,158,628	—
Utilities	220,480,372	168,552,389	51,927,983	—
Corporate Bonds	157,087	—	—	157,087
Exchange Traded Funds	6,731	6,731	—	—
Preferred Stocks	279,517,239	—	—	279,517,239
Convertible Preferred Stocks	1,082,606	—	—	1,082,606
Short-Term Investments	172,722,837	172,722,837	—	—
Foreign Currency Contracts(2)	1,345,366	—	1,345,366	—

Total	$9,384,213,846	$8,110,999,767	$926,182,134	$347,031,945

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Corporate Bonds	Preferred Stocks	Convertible Preferred Stocks	Total

Beginning balance	$57,404,361	$ -	$250,285,838	$ 1,154,055	$308,844,254
Purchases	-	157,087	1,139,691	-	1,296,778
Sales	-	-	(26,179,936)	-	(26,179,936)
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	-	-	-	-	-
Net change in unrealized appreciation/(depreciation)	8,870,652	-	54,271,646	(71,449)	63,070,849
Transfers into Level 3 (1)	-	-	-	-	-
Transfers out of Level 3 (1)	-	-	-	-	-

Ending balance	$66,275,013	$ 157,087	$279,517,239	$ 1,082,606	$347,031,945

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $63,517,694.

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)    Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Checks and Balances Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Domestic Equity Funds - 67.0%
16,125,341	The Hartford Capital Appreciation Fund		$643,562,362
26,531,220	The Hartford Dividend and Growth Fund		643,116,779

	Total Domestic Equity Funds (cost $1,155,885,306)		1,286,679,141

	Taxable Fixed Income Funds - 33.1%
59,053,716	The Hartford Total Return Bond Fund		635,417,981

	Total Taxable Fixed Income Funds (cost $637,243,300)		635,417,981

	Total Affiliated Investment Companies (cost $1,793,128,606)		1,922,097,122

	Total Long-Term Investments (cost $1,793,128,606)		1,922,097,122

	Total Investments (cost $1,793,128,606)^	100.1%	$1,922,097,122
	Other Assets and Liabilities	(0.1)%	(2,293,768)

	Total Net Assets	100.0%	$1,919,803,354

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$130,793,835
Unrealized Depreciation	(1,825,319)

Net Unrealized Appreciation	$128,968,516

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Checks and Balances Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Affiliated Investment Companies	$1,922,097,122	$1,922,097,122	$—	$—

Total	$1,922,097,122	$1,922,097,122	$—	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Conservative Allocation Fund

  Schedule of Investments

  July 31, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.0%
	Alternative Funds - 4.0%
687,176	Hartford Real Total Return Fund*		$6,047,151

	Total Alternative Funds (cost $6,990,361)		6,047,151

	Domestic Equity Funds - 28.0%
482,985	Hartford Core Equity Fund		12,093,954
366,949	Hartford Small Cap Core Fund		4,531,818
651,869	The Hartford Equity Income Fund		12,072,618
107,885	The Hartford Growth Opportunities Fund		4,562,453
310,007	The Hartford MidCap Fund		9,039,817

	Total Domestic Equity Funds (cost $39,501,479)		42,300,660

	International/Global Equity Funds - 8.0%
503,597	The Hartford International Opportunities Fund		7,614,381
319,867	The Hartford International Small Company Fund		4,590,094

	Total International/Global Equity Funds (cost $12,507,804)		12,204,475

	Multi-Strategy Funds - 5.0%
717,852	The Hartford Global All-Asset Fund		7,573,336

	Total Multi-Strategy Funds (cost $7,148,719)		7,573,336

	Taxable Fixed Income Funds - 55.0%
268,107	The Hartford Inflation Plus Fund		3,010,840
1,875,482	The Hartford Quality Bond Fund		19,598,791
1,227,074	The Hartford Short Duration Fund		12,111,219
1,725,790	The Hartford Strategic Income Fund		15,152,439
1,125,192	The Hartford Total Return Bond Fund		12,107,065
2,032,110	The Hartford World Bond Fund		21,133,949

	Total Taxable Fixed Income Funds (cost $82,080,882)		83,114,303

	Total Affiliated Investment Companies (cost $148,229,245)		151,239,925

	Total Long-Term Investments (cost $148,229,245)		151,239,925

	Total Investments (cost $148,229,245)^	100.0%	$151,239,925
	Other Assets and Liabilities	0.0%	(74,238)

	Total Net Assets	100.0%	$151,165,687

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$4,809,807
Unrealized Depreciation	(1,799,127)

Net Unrealized Appreciation	$3,010,680

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Affiliated Investment Companies	$151,239,925	$151,239,925	$—	$—

Total	$151,239,925	$151,239,925	$—	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Core Equity Fund

  Schedule of Investments

  July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.3%
	Banks - 7.2%
2,370,951	Bank of America Corp.	$34,355,080
639,389	Citigroup, Inc.	28,011,632
756,840	EverBank Financial Corp.	13,592,846
778,522	JP Morgan Chase & Co.	49,802,052
429,130	PNC Financial Services Group, Inc.	35,467,595

		161,229,205

	Capital Goods - 5.8%
487,577	AMETEK, Inc.	22,930,746
305,250	Fortune Brands Home & Security, Inc.	19,313,168
338,471	Honeywell International, Inc.	39,374,332
261,061	Illinois Tool Works, Inc.	30,126,439
124,754	Snap-on, Inc.	19,607,586

		131,352,271

	Commercial & Professional Services - 3.8%
270,453	Equifax, Inc.	35,824,204
450,774	Nielsen Holdings plc	24,278,688
296,771	Verisk Analytics, Inc. Class A*	25,308,631

		85,411,523

	Consumer Durables & Apparel - 1.5%
544,341	VF Corp.	33,983,209

	Consumer Services - 2.7%
828,490	Aramark	29,701,367
537,942	Starbucks Corp.	31,227,533

		60,928,900

	Diversified Financials - 1.7%
200,343	S&P Global, Inc.	24,481,914
463,236	Synchrony Financial*	12,915,020

		37,396,934

	Energy - 2.9%
376,150	Baker Hughes, Inc.	17,991,255
177,235	Concho Resources, Inc.*	22,012,587
317,723	EOG Resources, Inc.	25,957,969

		65,961,811

	Food & Staples Retailing - 4.9%
305,132	Costco Wholesale Corp.	51,024,173
312,677	CVS Health Corp.	28,991,411
846,646	Kroger Co.	28,946,827

		108,962,411

	Food, Beverage & Tobacco - 6.3%
714,134	Altria Group, Inc.	48,346,872
225,053	Molson Coors Brewing Co. Class B	22,991,414
1,020,119	Mondelez International, Inc. Class A	44,864,834
160,072	Monster Beverage Corp.*	25,712,365

		141,915,485

	Health Care Equipment & Services - 9.0%
151,995	Aetna, Inc.	17,511,344
529,164	Cerner Corp.*	33,014,542
413,950	HCA Holdings, Inc.*	31,927,963
206,343	McKesson Corp.	40,146,094
425,466	Medtronic plc	37,283,586
287,378	UnitedHealth Group, Inc.	41,152,530

		201,036,059

	Household & Personal Products - 3.3%
463,798	Colgate-Palmolive Co.	34,520,485
420,588	Estee Lauder Cos., Inc. Class A	39,072,625

		73,593,110

Hartford Core Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Insurance - 4.1%
343,378	Chubb Ltd.	$43,011,528
397,629	Marsh & McLennan Cos., Inc.	26,144,107
691,551	XL Group Ltd.	23,934,580

		93,090,215

	Materials - 3.8%
514,451	Crown Holdings, Inc.*	27,250,470
196,621	Ecolab, Inc.	23,275,994
112,733	Sherwin-Williams Co.	33,789,462

		84,315,926

	Media - 2.0%
670,888	Comcast Corp. Class A	45,117,218

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
140,465	Allergan plc*	35,530,622
591,110	Bristol-Myers Squibb Co.	44,220,939
362,920	Eli Lilly & Co.	30,082,439
743,469	Merck & Co., Inc.	43,611,891

		153,445,891

	Retailing - 7.4%
42,496	AutoZone, Inc.*	34,590,469
342,887	Dollar Tree, Inc.*	33,016,589
511,622	Lowe’s Cos., Inc.	42,096,258
227,121	Signet Jewelers Ltd.	19,966,207
433,755	TJX Cos., Inc.	35,446,459

		165,115,982

	Software & Services - 15.5%
215,614	Accenture plc Class A	24,323,415
261,996	Adobe Systems, Inc.*	25,638,929
52,580	Alliance Data Systems Corp.*	12,178,580
65,106	Alphabet, Inc. Class A*	51,520,982
18,617	Alphabet, Inc. Class C*	14,312,563
412,783	Automatic Data Processing, Inc.	36,717,048
323,554	Cognizant Technology Solutions Corp. Class A*	18,601,119
230,740	Electronic Arts, Inc.*	17,610,077
115,886	Facebook, Inc. Class A*	14,362,911
534,298	Genpact Ltd.*	14,303,157
144,724	Intuit, Inc.	16,062,917
219,536	Jack Henry & Associates, Inc.	19,593,588
314,060	Mastercard, Inc. Class A	29,911,074
922,561	Microsoft Corp.	52,290,758

		347,427,118

	Technology Hardware & Equipment - 1.5%
329,942	Apple, Inc.	34,383,256

	Transportation - 1.1%
155,286	FedEx Corp.	25,140,804

	Utilities - 5.0%
573,904	American Electric Power Co., Inc.	39,771,547
343,111	NextEra Energy, Inc.	44,017,710
366,009	Pinnacle West Capital Corp.	28,867,130

		112,656,387

	Total Common Stocks (cost $2,015,908,819)	2,162,463,715

	Total Long-Term Investments (cost $2,015,908,819)	2,162,463,715

Short-Term Investments - 3.1%
	Other Investment Pools & Funds - 3.1%
70,625,046	Fidelity Money Market Class 1	70,625,046

	Total Short-Term Investments (cost $70,625,046)	70,625,046

Hartford Core Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments (cost $2,086,533,865)^	99.4%	$2,233,088,761
Other Assets and Liabilities	0.6%	12,650,334

Total Net Assets	100.0%	$2,245,739,095

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$170,134,003
Unrealized Depreciation	(23,579,107)

Net Unrealized Appreciation	$146,554,896

*	Non-income producing.

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	458	09/16/2016	$49,288,752	$49,651,780	$363,028

Total futures contracts					$363,028

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Hartford Core Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$161,229,205	$161,229,205	$—	$—
Capital Goods	131,352,271	131,352,271	—	—
Commercial & Professional Services	85,411,523	85,411,523	—	—
Consumer Durables & Apparel	33,983,209	33,983,209	—	—
Consumer Services	60,928,900	60,928,900	—	—
Diversified Financials	37,396,934	37,396,934	—	—
Energy	65,961,811	65,961,811	—	—
Food & Staples Retailing	108,962,411	108,962,411	—	—
Food, Beverage & Tobacco	141,915,485	141,915,485	—	—
Health Care Equipment & Services	201,036,059	201,036,059	—	—
Household & Personal Products	73,593,110	73,593,110	—	—
Insurance	93,090,215	93,090,215	—	—
Materials	84,315,926	84,315,926	—	—
Media	45,117,218	45,117,218	—	—
Pharmaceuticals, Biotechnology & Life Sciences	153,445,891	153,445,891	—	—
Retailing	165,115,982	165,115,982	—	—
Software & Services	347,427,118	347,427,118	—	—
Technology Hardware & Equipment	34,383,256	34,383,256	—	—
Transportation	25,140,804	25,140,804	—	—
Utilities	112,656,387	112,656,387	—	—
Short-Term Investments	70,625,046	70,625,046	—	—
Futures Contracts(2)	363,028	363,028	—	—

Total	$2,233,451,789	$2,233,451,789	$—	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Dividend and Growth Fund

  Schedule of Investments

  July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Automobiles & Components - 1.2%
7,287,990	Ford Motor Co.	$92,265,954

	Banks - 10.3%
8,235,695	Bank of America Corp.	119,335,220
1,049,240	Bank of Nova Scotia	53,269,915
3,050,510	JP Morgan Chase & Co.	195,141,125
1,501,321	PNC Financial Services Group, Inc.	124,084,181
747,425	US Bancorp	31,518,912
5,959,390	Wells Fargo & Co.	285,871,938

		809,221,291

	Capital Goods - 4.5%
384,120	Boeing Co.	51,341,479
711,545	Caterpillar, Inc.	58,887,464
1,125,160	Eaton Corp. plc	71,346,396
843,222	Honeywell International, Inc.	98,092,015
250,180	Lockheed Martin Corp.	63,227,991
51,669	Raytheon Co.	7,209,376

		350,104,721

	Commercial & Professional Services - 0.8%
1,188,950	Nielsen Holdings plc	64,036,847

	Consumer Services - 0.8%
2,556,559	Hilton Worldwide Holdings, Inc.	59,286,603

	Diversified Financials - 4.4%
307,460	BlackRock, Inc.	112,607,225
221,270	Goldman Sachs Group, Inc.	35,139,889
176,310	Intercontinental Exchange, Inc.	46,581,102
1,459,740	Invesco Ltd.	42,595,213
893,630	Northern Trust Corp.	60,400,452
1,574,520	Synchrony Financial*	43,897,617

		341,221,498

	Energy - 9.4%
1,082,540	Anadarko Petroleum Corp.	59,030,906
1,744,330	Chevron Corp.	178,758,939
608,193	EOG Resources, Inc.	49,689,368
1,516,746	Exxon Mobil Corp.	134,914,557
1,773,880	Hess Corp.	95,168,662
1,043,498	Marathon Petroleum Corp.	41,103,386
552,392	Royal Dutch Shell plc Class B	14,692,918
392,231	Schlumberger Ltd.	31,582,440
1,890,780	Suncor Energy, Inc.	50,880,890
1,695,119	Total S.A. ADR	81,535,224

		737,357,290

	Food & Staples Retailing - 2.4%
260,350	Costco Wholesale Corp.	43,535,727
1,265,160	CVS Health Corp.	117,305,635
355,577	Walgreens Boots Alliance, Inc.	28,179,478

		189,020,840

	Food, Beverage & Tobacco - 3.9%
1,621,290	Coca-Cola Co.	70,736,883
1,475,610	Mondelez International, Inc. Class A	64,897,328
791,330	PepsiCo, Inc.	86,191,663
839,995	Philip Morris International, Inc.	84,217,899

		306,043,773

	Health Care Equipment & Services - 4.8%
526,130	Baxter International, Inc.	25,264,763
1,098,090	Cardinal Health, Inc.	91,800,324
80,890	McKesson Corp.	15,737,958
1,667,060	Medtronic plc	146,084,468

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

685,926	UnitedHealth Group, Inc.	$98,224,603

		377,112,116

	Household & Personal Products - 0.7%
731,730	Colgate-Palmolive Co.	54,462,664

	Insurance - 6.9%
1,428,333	Chubb Ltd.	178,912,992
1,397,810	Marsh & McLennan Cos., Inc.	91,906,007
1,131,735	MetLife, Inc.	48,370,354
2,079,915	Principal Financial Group, Inc.	96,986,436
1,677,130	Prudential Financial, Inc.	126,271,118

		542,446,907

	Materials - 3.4%
335,440	Agrium, Inc.	30,444,534
417,110	Ball Corp.	29,477,164
836,530	BHP Billiton plc ADR	21,381,707
973,760	Celanese Corp. Series A	61,755,859
809,640	Dow Chemical Co.	43,453,379
1,672,040	International Paper Co.	76,596,152

		263,108,795

	Media - 3.4%
3,338,582	Comcast Corp. Class A	224,519,640
1,531,086	Twenty-First Century Fox, Inc. Class A	40,788,131

		265,307,771

	Pharmaceuticals, Biotechnology & Life Sciences - 11.9%
4,015,730	AstraZeneca plc ADR	137,097,022
2,148,480	Bristol-Myers Squibb Co.	160,727,789
935,883	Eli Lilly & Co.	77,575,342
1,250,867	Johnson & Johnson	156,646,075
4,682,838	Merck & Co., Inc.	274,695,277
3,486,733	Pfizer, Inc.	128,625,580

		935,367,085

	Real Estate - 0.2%
160,290	American Tower Corp. REIT	18,556,773

	Retailing - 1.7%
351,900	Expedia, Inc.	41,049,135
418,720	L Brands, Inc.	30,943,408
705,940	Lowe’s Cos., Inc.	58,084,743

		130,077,286

	Semiconductors & Semiconductor Equipment - 2.9%
5,363,360	Intel Corp.	186,966,730
550,570	Texas Instruments, Inc.	38,402,257

		225,368,987

	Software & Services - 7.0%
921,825	Accenture plc Class A	103,991,078
249,657	Alphabet, Inc. Class A*	197,563,571
4,431,732	Microsoft Corp.	251,190,570

		552,745,219

	Technology Hardware & Equipment - 4.0%
969,515	Apple, Inc.	101,033,158
473,040	Avnet, Inc.	19,441,944
3,852,965	Cisco Systems, Inc.	117,631,021
1,099,370	Motorola Solutions, Inc.	76,274,291

		314,380,414

	Telecommunication Services - 2.5%
3,577,600	Verizon Communications, Inc.	198,234,816

	Transportation - 4.6%
426,076	Canadian National Railway Co.	26,932,264
3,216,051	CSX Corp.	91,110,725
1,379,160	Delta Air Lines, Inc.	53,442,450

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

342,070	FedEx Corp.		$55,381,133
1,259,113	United Parcel Service, Inc. Class B		136,110,115

			362,976,687

	Utilities - 4.9%
1,238,615	Dominion Resources, Inc.		96,636,742
1,182,950	Edison International		91,536,671
1,862,175	Exelon Corp.		69,421,884
988,545	NextEra Energy, Inc.		126,820,438

			384,415,735

	Total Common Stocks (cost $5,626,384,626)		7,573,120,072

	Total Long-Term Investments (cost $5,626,384,626)		7,573,120,072

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.3%
261,733,283	BlackRock Liquidity Funds TempFund Portfolio		261,733,283

	Total Short-Term Investments (cost $261,733,283)		261,733,283

	Total Investments (cost $5,888,117,909)^	99.9%	$7,834,853,355
	Other Assets and Liabilities	0.1%	4,071,777

	Total Net Assets	100.0%	$7,838,925,132

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,023,380,536
Unrealized Depreciation	(76,645,090)

Net Unrealized Appreciation	$1,946,735,446

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$92,265,954	$92,265,954	$—	$—
Banks	809,221,291	809,221,291	—	—
Capital Goods	350,104,721	350,104,721	—	—
Commercial & Professional Services	64,036,847	64,036,847	—	—
Consumer Services	59,286,603	59,286,603	—	—
Diversified Financials	341,221,498	341,221,498	—	—
Energy	737,357,290	722,664,372	14,692,918	—
Food & Staples Retailing	189,020,840	189,020,840	—	—
Food, Beverage & Tobacco	306,043,773	306,043,773	—	—
Health Care Equipment & Services	377,112,116	377,112,116	—	—
Household & Personal Products	54,462,664	54,462,664	—	—
Insurance	542,446,907	542,446,907	—	—
Materials	263,108,795	263,108,795	—	—
Media	265,307,771	265,307,771	—	—
Pharmaceuticals, Biotechnology & Life Sciences	935,367,085	935,367,085	—	—
Real Estate	18,556,773	18,556,773	—	—
Retailing	130,077,286	130,077,286	—	—
Semiconductors & Semiconductor Equipment	225,368,987	225,368,987	—	—
Software & Services	552,745,219	552,745,219	—	—
Technology Hardware & Equipment	314,380,414	314,380,414	—	—
Telecommunication Services	198,234,816	198,234,816	—	—
Transportation	362,976,687	362,976,687	—	—
Utilities	384,415,735	384,415,735	—	—
Short-Term Investments	261,733,283	261,733,283	—	—

Total	$7,834,853,355	$7,820,160,437	$14,692,918	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Duration-Hedged Strategic Income Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 96.2%
	Taxable Fixed Income Funds - 96.2%
1,391,003	The Hartford Strategic Income Fund		$12,213,007

	Total Affiliated Investment Companies (cost $12,325,140)		12,213,007

	Total Long-Term Investments (cost $12,325,140)		12,213,007

Short-Term Investments - 3.0%
	Other Investment Pools & Funds - 3.0%
384,974	BlackRock Liquidity Funds TempFund Portfolio		384,974

	Total Short-Term Investments (cost $384,974)		384,974

	Total Investments (cost $12,710,114)^	99.2%	$12,597,981
	Other Assets and Liabilities	0.8%	100,915

	Total Net Assets	100.0%	$12,698,896

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$0
Unrealized Depreciation	(112,133)

Net Unrealized Depreciation	$(112,133)

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10-Year Note Future	23	09/21/2016	$2,977,375	$3,060,078	$(82,703)
U.S. Treasury 2-Year Note Future	12	09/30/2016	2,613,199	2,628,000	(14,801)
U.S. Treasury 5-Year Note Future	28	09/30/2016	3,357,576	3,416,438	(58,862)
U.S. Treasury Long Bond Future	9	09/21/2016	1,464,101	1,569,937	(105,836)
U.S. Treasury Ultra Long Term Bond Future	1	09/21/2016	174,532	190,531	(15,999)

Total					$(278,201)

Total futures contracts					$(278,201)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Duration-Hedged Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Affiliated Investment Companies	$12,213,007	$12,213,007	$—	$—
Short-Term Investments	384,974	384,974	—	—

Total	$12,597,981	$12,597,981	$—	$—

Liabilities
Futures Contracts(2)	$(278,201)	$(278,201)	$—	$—

Total	$(278,201)	$(278,201)	$—	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Emerging Markets Equity Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.5%
	Brazil - 7.9%
178,300	Banco Bradesco S.A. (Preference Shares)	$1,559,520
47,543	Banco do Brasil S.A.	308,654
28,897	Banco Santander Brasil S.A. ADR	180,606
246,854	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	1,453,381
33,700	Cia de Saneamento Basico do Estado de Sao Paulo	320,121
35,981	Hypermarcas S.A.	304,614
127,900	Kroton Educacional S.A.	569,602
53,104	MRV Engenharia e Participacoes S.A.	221,922
22,360	Raia Drogasil S.A.	457,075
35,192	Smiles S.A.	563,958
35,806	Sul America S.A. UNIT	190,382
22,300	Telefonica Brasil S.A. (Preference Shares)	338,585

		6,468,420

	Chile - 0.9%
96,927	Cencosud S.A.	275,834
10,713	Empresa Nacional de Electricidad S.A. ADR	292,465
29,000	Enersis Chile S.A.	166,460

		734,759

	China - 19.1%
496,042	Agile Group Holdings Ltd.	284,712
2,008,473	Agricultural Bank of China Ltd. Class H	739,833
8,540	Alibaba Group Holding Ltd. ADR*	704,379
3,008	Baidu, Inc. ADR*	480,077
1,445,019	Bank of China Ltd. Class H	596,578
1,632,139	Bank of Communications Co., Ltd. Class H	1,104,774
37,911	BYD Co., Ltd. Class H*	241,441
428,332	China Cinda Asset Management Co., Ltd. Class H	139,593
197,233	China Communications Construction Co., Ltd. Class H	216,130
3,281,796	China Construction Bank Corp. Class H	2,207,140
1,425,781	China Telecom Corp. Ltd. Class H	704,655
262,500	Chongqing Rural Commercial Bank Co., Ltd. Class H	138,143
145,857	CNOOC Ltd.	175,792
627,522	Dongfeng Motor Group Co., Ltd. Class H	777,040
315,000	Geely Automobile Holdings Ltd.	207,764
139,101	Guangzhou Automobile Group Co., Ltd. Class H	178,936
1,640,787	Industrial & Commercial Bank of China Ltd. Class H	936,053
345,943	KWG Property Holding Ltd.	214,632
112,500	Longfor Properties Co., Ltd.	154,082
7,849	NetEase, Inc. ADR	1,603,315
14,065	New Oriental Education & Technology Group, Inc. ADR	619,704
1,106,179	People’s Insurance Co. Group of China Ltd. Class H	427,357
131,680	PICC Property & Casualty Co., Ltd. Class H	205,179
543,003	Sinopec Shanghai Petrochemical Co., Ltd. Class H	265,761
34,826	Sinopharm Group Co., Ltd. Class H	169,183
71,433	Tencent Holdings Ltd.	1,725,330
81,378	TravelSky Technology Ltd. Class H	156,186
5,720	Weibo Corp. ADR*	186,129

		15,559,898

	Greece - 0.5%
38,057	Motor Oil Hellas Corinth Refineries S.A.	444,624

	Hong Kong - 5.2%
737,768	Belle International Holdings Ltd.	489,064
240,489	China Everbright Ltd.	460,659
263,758	China High Speed Transmission Equipment Group Co., Ltd.	204,692
154,484	China Mobile Ltd.	1,913,056
249,059	China Resources Power Holdings Co., Ltd.	398,039
657,809	Ju Teng International Holdings Ltd.	210,247
405,903	Nine Dragons Paper Holdings Ltd.	323,599
528,000	Shenzhen Investment Ltd.	215,560

		4,214,916

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	India - 9.5%
90,433	Ashok Leyland Ltd.	$128,887
54,229	Aurobindo Pharma Ltd.	641,082
3,637	Bajaj Auto Ltd.	147,097
144,503	Bharat Petroleum Corp. Ltd.	1,278,677
3,809	Ceat Ltd.	49,256
51,476	Dewan Housing Finance Corp. Ltd.	171,919
3,862	Force Motors Ltd.	194,041
32,799	Hindustan Petroleum Corp. Ltd.	617,206
100,012	Housing Development & Infrastructure Ltd.*	152,322
122,087	Indiabulls Real Estate Ltd.*	168,219
46,598	Infosys Ltd.	746,506
15,643	Mindtree Ltd.	135,262
184,670	Power Finance Corp. Ltd.	604,421
24,766	Reliance Infrastructure Ltd.	225,334
126,354	Rural Electrification Corp. Ltd.	401,733
94,833	Sun TV Network Ltd.	636,812
5,276	Tata Elxsi Ltd.	130,587
51,456	Tata Motors Ltd.	388,400
33,978	Tata Steel Ltd.	180,719
18,734	UPL Ltd.	175,328
160,929	Vedanta Ltd.	399,030
32,365	Voltas Ltd.	169,304

		7,742,142

	Indonesia - 3.4%
1,528,698	Bank Negara Indonesia Persero Tbk PT	626,772
65,200	Gudang Garam Tbk PT	336,678
324,877	Indofood Sukses Makmur Tbk PT	207,201
4,820,539	Telekomunikasi Indonesia Persero Tbk PT	1,569,138

		2,739,789

	Malaysia - 2.7%
231,626	AirAsia Bhd	166,892
463,355	MISC Bhd	854,882
330,780	Tenaga Nasional Bhd	1,168,935

		2,190,709

	Malta - 0.4%
38,919	Brait SE*	350,082

	Mexico - 3.5%
431,815	Alfa S.A.B. de C.V. Class A	704,722
27,894	Coca-Cola Femsa S.A.B. de C.V. Series L	218,689
8,602	Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR*	155,696
14,974	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	147,209
286,467	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	647,492
108,015	OHL Mexico S.A.B. de C.V.*	148,686
17,594	Promotora y Operadora de Infraestructura S.A.B. de C.V.	205,582
293,966	Wal-Mart de Mexico S.A.B. de C.V.	671,026

		2,899,102

	Poland - 0.6%
28,317	Polski Koncern Naftowy Orlen S.A.	453,722

	Qatar - 0.2%
12,906	Barwa Real Estate Co.	124,258

	Russia - 3.6%
249,358	Gazprom PJSC ADR	1,021,627
28,653	Lukoil PJSC ADR	1,233,290
58,684	Sberbank of Russia PJSC ADR	511,326
44,853	Surgutneftegas OJSC ADR	211,500

		2,977,743

	South Africa - 7.4%
24,997	African Rainbow Minerals Ltd.	177,939
10,901	AngloGold Ashanti Ltd. ADR*	238,841
37,888	Exxaro Resources Ltd.	226,948

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

33,790	Harmony Gold Mining Co., Ltd.*	152,882
53,464	Kumba Iron Ore Ltd.*	$522,967
22,282	Liberty Holdings Ltd.	196,635
5,522	Naspers Ltd. Class N	866,530
68,554	Resilient REIT Ltd.	666,643
59,033	Sappi Ltd.*	300,327
27,106	Sasol Ltd.	721,258
81,951	Sibanye Gold Ltd.	381,963
69,119	SPAR Group Ltd.	1,031,115
82,505	Truworths International Ltd.	531,023

		6,015,071

	South Korea - 17.4%
2,451	Com2uSCorp*	253,115
36,091	Hana Financial Group, Inc.	888,618
17,542	Hanwha Corp.	558,810
4,841	Hyundai Development Co-Engineering & Construction	191,923
2,390	Hyundai Mobis Co., Ltd.	544,998
34,551	Industrial Bank of Korea	365,892
25,257	KB Financial Group, Inc.	801,981
6,614	KB Insurance Co., Ltd.	167,769
29,125	Kia Motors Corp.	1,097,148
24,629	Korea Electric Power Corp.	1,348,408
4,939	KT&G Corp.	534,106
1,259	LG Chem Ltd.	274,382
3,414	LG Electronics, Inc.	163,259
190	LG Household & Health Care Ltd.	171,138
1,309	Lotte Chemical Corp.	355,680
431	NongShim Co., Ltd.	129,524
5,783	Poongsan Corp.	160,654
3,394	POSCO	687,715
2,993	Samsung Electronics Co., Ltd.	4,118,300
21,292	Shinhan Financial Group Co., Ltd.	760,871
2,729	SK Innovation Co., Ltd.	359,623
34,131	Woori Bank	307,980

		14,241,894

	Taiwan - 10.4%
996,636	AU Optronics Corp.	407,278
378,106	Cheng Shin Rubber Industry Co., Ltd.	789,322
316,352	Compal Electronics, Inc.	198,778
21,100	Himax Technologies, Inc. ADR	188,845
631,911	Hon Hai Precision Industry Co., Ltd.	1,743,825
32,827	Hota Industrial Manufacturing Co., Ltd.	149,541
1,520,418	Innolux Corp.	563,139
240,787	Inventec Corp.	187,152
69,311	Kinsus Interconnect Technology Corp.	149,784
1,643	Largan Precision Co., Ltd.	176,636
121,879	Micro-Star International Co., Ltd.	265,972
124,886	Nanya Technology Corp.	147,723
23,918	Parade Technologies Ltd.	212,503
4,145	Silicon Motion Technology Corp. ADR	214,297
473,131	Taiwan Semiconductor Manufacturing Co., Ltd.	2,555,706
179,043	Vanguard International Semiconductor Corp.	324,702
114,205	Win Semiconductors Corp.	209,660

		8,484,863

	Thailand - 2.5%
17,149	Airports of Thailand PCL	194,483
128,703	Bangkok Bank PCL	633,794
188,585	Charoen Pokphand Foods plc	151,604
1,098,936	IRPC PCL	130,623
718,700	Krung Thai Bank PCL	359,041
43,663	PTT PCL	413,689
273,794	Thai Union Group PCL Class F	171,367

		2,054,601

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Turkey - 0.9%
58,446	Akbank TAS		$151,040
455,313	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT		407,833
118,626	Turkiye Vakiflar Bankasi TAO		175,992

			734,865

	United Arab Emirates - 1.4%
213,087	Aldar Properties PJSC		167,335
632,968	DAMAC Properties Dubai Co. PJSC		404,117
112,623	Emirates Telecommunications Group Co. PJSC		613,265

			1,184,717

	Total Common Stocks (cost $74,770,227)		79,616,175

Preferred Stocks - 0.4%
	Brazil - 0.4%
134,900	Itausa - Investimentos Itau S.A.		347,818

	Total Preferred Stocks (cost $328,933)		347,818

Warrants - 0.0%
	Thailand - 0.0%
1	Jasmine International PCL , Expires 7/5/20*		—

	Total Warrants (cost $—)		—

	Total Long-Term Investments (cost $75,099,160)		79,963,993

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
1,214,041	BlackRock Liquidity Funds TempFund Portfolio		1,214,041

	Total Short-Term Investments (cost $1,214,041)		1,214,041

	Total Investments (cost $76,313,201)^	99.4%	$81,178,034
	Other Assets and Liabilities	0.6%	481,526

	Total Net Assets	100.0%	$81,659,560

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$8,939,048
Unrealized Depreciation	(4,074,215)

Net Unrealized Appreciation	$4,864,833

*	Non-income producing.

	Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Emerging Market (mini MSCI) Index Future	18	09/16/2016	$757,641	$793,350	$35,709

Total futures contracts					$35,709

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Brazil	$6,468,420	$6,468,420	$—	$—
Chile	734,759	734,759	—	—
China	15,559,898	3,593,604	11,966,294	—
Greece	444,624	444,624	—	—
Hong Kong	4,214,916	—	4,214,916	—
India	7,742,142	—	7,742,142	—
Indonesia	2,739,789	—	2,739,789	—
Malaysia	2,190,709	854,882	1,335,827	—
Malta	350,082	—	350,082	—
Mexico	2,899,102	2,899,102	—	—
Poland	453,722	—	453,722	—
Qatar	124,258	—	124,258	—
Russia	2,977,743	211,500	2,766,243	—
South Africa	6,015,071	1,766,918	4,248,153	—
South Korea	14,241,894	—	14,241,894	—
Taiwan	8,484,863	403,142	8,081,721	—
Thailand	2,054,601	1,420,807	633,794	—
Turkey	734,865	—	734,865	—
United Arab Emirates	1,184,717	613,265	571,452	—
Preferred Stocks	347,818	347,818	—	—
Warrants	—	—	—	—
Short-Term Investments	1,214,041	1,214,041	—	—
Futures Contracts(2)	35,709	35,709	—	—

Total	$81,213,743	$21,008,591	$60,205,152	$—

(1) For the period ended July 31, 2016, investments valued at $1,788,628 were transferred from Level 1 to Level 2, and investments valued at $2,496,480 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Environmental Opportunities Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 91.0%
	Austria - 3.7%
4,288	Mayr Melnhof Karton AG	$470,125
42,102	Zumtobel Group AG	638,965

		1,109,090

	Brazil - 0.9%
64,400	Cia Energetica de Sao Paulo Class B, (Preference Shares)	276,477

	Canada - 3.1%
109,940	Veresen, Inc.	930,446

	China - 2.3%
117,110	Boer Power Holdings Ltd.	46,611
468,000	China Longyuan Power Group Corp. Ltd. Class H	376,743
56,000	ENN Energy Holdings Ltd.	267,442

		690,796

	Denmark - 2.4%
9,927	Vestas Wind Systems AS	694,005

	France - 4.9%
12,881	Cie de Saint-Gobain	546,827
30,671	Rexel S.A.	456,134
28,531	Suez Environnement Co.	463,040

		1,466,001

	Germany - 2.8%
7,527	Siemens AG	817,029

	Hong Kong - 0.8%
43,500	Beijing Enterprises Holdings Ltd.	245,922

	Japan - 9.6%
4,610	Daikin Industries Ltd.	399,794
37,000	Fujitsu General Ltd.	866,212
118,000	IHI Corp.	328,334
12,800	Kyudenko Corp.	449,965
9,900	Park24 Co., Ltd.	335,296
32,500	Sekisui Chemical Co., Ltd.	472,672

		2,852,273

	Norway - 1.8%
49,476	Tomra Systems ASA	541,847

	Spain - 3.4%
82,639	EDP Renovaveis S.A.	668,858
14,432	Red Electrica Corp. S.A.	330,562

		999,420

	Sweden - 1.8%
19,777	Electrolux AB Series B	535,803

	Switzerland - 3.0%
41,211	ABB Ltd.*	875,407

	United Kingdom - 4.1%
7,155	Delphi Automotive plc	485,252
5,664	Johnson Matthey plc	245,461
33,513	National Grid plc	480,537

		1,211,250

	United States - 46.4%
61,221	Advanced Emissions Solutions, Inc.*	397,936
8,634	American Water Works Co., Inc.	712,996
16,211	Applied Materials, Inc.	426,187
17,714	Avangrid, Inc.	799,610
9,870	Eaton Corp. plc	625,857
5,878	Edison International	454,840
9,277	First Solar, Inc.*	433,050
35,887	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	807,099
5,219	Hubbell, Inc. Class B	562,765

Hartford Environmental Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

5,358	Illinois Tool Works, Inc.		$618,313
14,282	Johnson Controls, Inc.		655,829
64,522	Mueller Water Products, Inc. Class A		765,231
6,623	NextEra Energy, Inc.		849,665
12,602	Owens Corning		666,772
14,912	Pattern Energy Group, Inc.		363,405
8,558	Pentair plc		546,171
5,354	Rogers Corp.*		366,428
8,769	Sempra Energy		981,076
9,197	SunPower Corp.*		134,092
11,161	UGI Corp.		505,147
11,991	Waste Management, Inc.		792,845
7,754	Watts Water Technologies, Inc. Class A		479,585
17,773	Xylem, Inc.		849,727

			13,794,626

	Total Common Stocks (cost $23,175,155)		27,040,392

	Total Long-Term Investments (cost $23,175,155)		27,040,392

Short-Term Investments - 8.6%
	Other Investment Pools & Funds - 8.6%
2,556,037	BlackRock Liquidity Funds TempFund Portfolio		2,556,037

	Total Short-Term Investments (cost $2,556,037)		2,556,037

	Total Investments (cost $25,731,192)^	99.6%	$29,596,429
	Other Assets and Liabilities	0.4%	133,018

	Total Net Assets	100.0%	$29,729,447

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$4,385,833
Unrealized Depreciation	(520,596)

Net Unrealized Appreciation	$3,865,237

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Environmental Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Austria	$1,109,090	$—	$1,109,090	$—
Brazil	276,477	276,477	—	—
Canada	930,446	930,446	—	—
China	690,796	—	690,796	—
Denmark	694,005	—	694,005	—
France	1,466,001	—	1,466,001	—
Germany	817,029	—	817,029	—
Hong Kong	245,922	—	245,922	—
Japan	2,852,273	—	2,852,273	—
Norway	541,847	—	541,847	—
Spain	999,420	—	999,420	—
Sweden	535,803	—	535,803	—
Switzerland	875,407	—	875,407	—
United Kingdom	1,211,250	485,252	725,998	—
United States	13,794,626	13,794,626	—	—
Short-Term Investments	2,556,037	2,556,037	—	—

Total	$29,596,429	$18,042,838	$11,553,591	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 21.3%
	Argentina - 0.4%
	Aeropuertos Argentina S.A.
$ 210,420	10.75%, 12/01/2020(1)	$231,199
	Banco Hipotecario S.A.
150,000	9.75%, 11/30/2020(2)	165,375
	IRSA Propiedades Comerciales S.A.
50,000	8.75%, 03/23/2023(2)	54,000

		450,574

	Austria - 0.2%
	Eldorado Intl. Finance GmbH
200,000	8.63%, 06/16/2021(2)	171,000

	Azerbaijan - 0.5%
	Southern Gas Corridor CJSC
200,000	6.88%, 03/24/2026(2)	219,200
	State Oil Co. of the Azerbaijan Republic
260,000	6.95%, 03/18/2030(1)	269,854

		489,054

	Barbados - 0.2%
	Columbus International, Inc.
240,000	7.38%, 03/30/2021(1)	256,130

	Bermuda - 0.9%
	Digicel Group Ltd.
475,000	7.13%, 04/01/2022(1)	391,733
	GCX Ltd.
215,000	7.00%, 08/01/2019(1)	217,204
	Inkia Energy Ltd.
310,000	8.38%, 04/04/2021(1)	323,950

		932,887

	Brazil - 0.5%
	Centrais Electricas Brasileiras S.A.
200,000	5.75%, 10/27/2021(1)	191,250
	Votorantim Cimentos S.A.
325,000	7.25%, 04/05/2041(1)	312,813

		504,063

	British Virgin Islands - 1.6%
	CLP Power HK Finance Ltd.
245,000	4.25%, 11/07/2019(1)(3)(4)	253,968
	CNPC General Capital Ltd.
325,000	3.40%, 04/16/2023(1)	337,633
	HLP Finance Ltd.
470,000	4.75%, 06/25/2022(1)	509,140
	SmarTone Finance Ltd.
615,000	3.88%, 04/08/2023(1)	622,633

		1,723,374

	Cayman Islands - 2.7%
	Alibaba Group Holding Ltd.
250,000	3.13%, 11/28/2021	258,145
	Alliance Global Group Cayman Islands, Inc.
230,000	6.50%, 08/18/2017(1)	239,775
	Alpha Star Holding Ltd.
360,000	4.97%, 04/09/2019(1)	343,852
	Emirates NBD Tier Ltd.
275,000	5.75%, 05/30/2019(1)(3)(4)	279,812
	Geely Automobile Holdings Ltd.
225,000	5.25%, 10/06/2019(1)	235,125
	KWG Property Holding Ltd.
300,000	8.98%, 01/14/2019(1)	319,501
	Longfor Properties Co., Ltd.
200,000	6.75%, 01/29/2023(1)	216,050
235,000	6.88%, 10/18/2019(1)	245,281

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	MAF Global Securities Ltd.
$ 240,000	7.13%, 10/29/2018(1)(3)(4)	$252,600
	Semiconductor Manufacturing International Corp.
200,000	4.13%, 10/07/2019(1)	207,095
	Shimao Property Holdings Ltd.
275,000	8.38%, 02/10/2022(1)	314,293

		2,911,529

	Chile - 0.5%
	Cencosud S.A.
200,000	5.15%, 02/12/2025(2)	216,197
	Empresa Electrica Angamos S.A.
350,000	4.88%, 05/25/2029(1)	358,217

		574,414

	China - 0.2%
	Industrial & Commercial Bank of China Ltd.
225,000	4.88%, 09/21/2025(2)	243,346

	Colombia - 1.9%
	Banco de Bogota S.A.
250,000	5.38%, 02/19/2023(1)	255,000
200,000	6.25%, 05/12/2026(2)	211,000
	Colombia Telecomunicaciones S.A. ESP
295,000	8.50%, 03/30/2020(2)(3)(4)	275,087
	Emgesa S.A. ESP
COP 2,406,000,000	8.75%, 01/25/2021(1)	745,665
	Empresa de Energia de Bogota S.A. ESP
$ 280,000	6.13%, 11/10/2021(1)	291,200
	Empresa de Telecomunicaciones de Bogota
COP 280,000,000	7.00%, 01/17/2023(2)	66,877
	Empresas Publicas de Medellin ESP
448,000,000	8.38%, 02/01/2021(1)	137,216

		1,982,045

	Hong Kong - 0.2%
	ICBCIL Finance Co., Ltd.
$ 200,000	2.38%, 05/19/2019(2)	200,509

	India - 1.2%
	Bharti Airtel Ltd.
255,000	4.38%, 06/10/2025(2)	270,049
	ICICI Bank Ltd.
240,000	6.38%, 04/30/2022(1)(4)	244,091
	Indian Oil Corp. Ltd.
230,000	5.75%, 08/01/2023(1)	264,101
	NTPC Ltd.
230,000	4.38%, 11/26/2024(1)	246,533
	Reliance Industries Ltd.
275,000	4.88%, 02/10/2045(2)	288,007

		1,312,781

	Ireland - 0.4%
	Borets Finance Ltd.
350,000	7.63%, 09/26/2018(1)	337,750
	Vnesheconombank Via VEB Finance PLC
125,000	6.90%, 07/09/2020(1)	133,825

		471,575

	Kazakhstan - 0.8%
	Halyk Savings Bank of Kazakhstan JSC
295,000	7.25%, 01/28/2021(1)	316,240
	KazMunayGas National Co. JSC
233,000	7.00%, 05/05/2020(1)	253,970
	Zhaikmunai LLP
310,000	6.38%, 02/14/2019(1)	272,620

		842,830

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Luxembourg - 1.8%
	European Investment Bank
ZAR 475,000	0.00%, 12/31/2018(5)	$28,270
	Evraz Group S.A.
$ 235,000	8.25%, 01/28/2021(1)	253,015
	MHP S.A.
385,000	8.25%, 04/02/2020(1)	363,825
	Petrobras Global Finance B.V.
365,000	5.38%, 01/27/2021	346,294
	Sberbank of Russia Via SB Capital S.A.
380,000	5.13%, 10/29/2022(1)	383,230
	VTB Bank OJSC Via VTB Capital S.A.
515,000	6.95%, 10/17/2022(1)	534,055

		1,908,689

	Mexico - 1.3%
	Petroleos Mexicanos
MXN 18,210,800	7.47%, 11/12/2026	869,476
$ 300,000	8.00%, 05/03/2019	337,290
	Trust F
200,000	5.25%, 01/30/2026(2)	210,250

		1,417,016

	Morocco - 0.3%
	OCP S.A.
295,000	6.88%, 04/25/2044(1)	327,402

	Netherlands - 1.1%
	ICTSI Treasury B.V.
240,000	5.88%, 09/17/2025(1)	258,288
	Listrindo Capital B.V.
240,000	6.95%, 02/21/2019(1)	248,760
	Myriad International Holdings B.V.
330,000	5.50%, 07/21/2025(1)	352,688
	Petrobras Global Finance B.V.
65,000	8.38%, 05/23/2021	68,721
	VTR Finance B.V.
265,000	6.88%, 01/15/2024(1)	272,950

		1,201,407

	Peru - 0.6%
	Banco de Credito del Peru/Panama
321,000	6.88%, 09/16/2026(1)(4)	366,743
	Union Andina de Cementos SAA
250,000	5.88%, 10/30/2021(2)	260,625

		627,368

	Philippines - 0.2%
	SM Investments Corp.
240,000	4.88%, 06/10/2024(1)	257,550

	Singapore - 1.5%
	ABJA Investment Co. Pte Ltd.
230,000	5.95%, 07/31/2024(1)	230,575
	BOC Aviation Ltd.
200,000	3.88%, 04/27/2026(2)	208,996
	STATS ChipPAC Ltd.
260,000	8.50%, 11/24/2020(2)	275,600
	Theta Capital Pte Ltd.
465,000	6.13%, 11/14/2020(1)	477,391
	United Overseas Bank Ltd.
390,000	3.75%, 09/19/2024(1)(4)	405,277

		1,597,839

	Thailand - 0.6%
	Krung Thai Bank PCL/Cayman Islands
225,000	5.20%, 12/26/2024(1)(4)	235,904

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	PTT Exploration & Production PCL
$ 435,000	4.88%, 06/18/2019(2)(3)(4)	$444,703

		680,607

	Turkey - 0.8%
	Turkcell Iletisim Hizmetleri AS
200,000	5.75%, 10/15/2025(1)	202,160
	Turkiye Is Bankasi
225,000	5.38%, 10/06/2021(2)	221,906
	Turkiye Sinai Kalkinma Bankasi AS
200,000	4.88%, 05/18/2021(1)	193,880
	Yasar Holding AS
200,000	8.88%, 05/06/2020(1)	203,658

		821,604

	United Arab Emirates - 0.4%
	Abu Dhabi National Energy Co. PJSC
200,000	3.63%, 01/12/2023(1)	204,750
100,000	6.50%, 10/27/2036(1)	130,750
	DP World Ltd.
110,000	6.85%, 07/02/2037(1)	126,500

		462,000

	United Kingdom - 0.3%
	European Bank for Reconstruction & Development
ZAR 550,000	0.00%, 12/31/2020(5)	27,834
	Tullow Oil PLC
$ 340,000	6.25%, 04/15/2022(1)	277,950

		305,784

	United States - 0.2%
	Southern Copper Corp.
230,000	6.75%, 04/16/2040	248,443

	Total Corporate Bonds (cost $23,615,352)	22,921,820

Foreign Government Obligations - 66.2%
	Argentina - 1.0%
	Argentina Bonar Bonds
ARS 4,090,000	28.97%, 10/09/2017(4)	286,723
	City of Buenos Aires Argentina
$ 250,000	7.50%, 06/01/2027(2)	260,000
	Letras del Banco Central de la Republica Argentina
ARS 3,075,000	0.00%, 01/11/2017(5)	182,156
	Provincia de Buenos Aires
$ 150,000	9.13%, 03/16/2024(2)	165,375
	Provincia del Chubut Argentina
150,000	7.75%, 07/26/2026(2)	150,375

		1,044,629

	Brazil - 6.0%
	Banco Nacional de Desenvolvimento Economico e Social
EUR 100,000	3.63%, 01/21/2019(1)	113,343
	Brazil Letras do Tesouro Nacional
BRL 2,820,000	0.00%, 01/01/2018(5)	732,952
1,854,000	0.00%, 07/01/2019(5)	410,799
1,151,000	0.00%, 01/01/2020(5)	240,428
	Brazil Notas do Tesouro Nacional
5,161,000	10.00%, 01/01/2021	1,493,295
8,908,000	10.00%, 01/01/2023	2,528,480
2,687,000	10.00%, 01/01/2025	754,001
498,000	10.00%, 01/01/2027	137,911

		6,411,209

	Bulgaria - 0.6%
	Bulgaria Government International Bond
EUR 185,000	2.95%, 09/03/2024(1)	221,141

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

EUR 400,000	3.13%, 03/26/2035(1)	$437,098

		658,239

	Chile - 0.7%
	Bonos de la Tesoreria de la Republica en pesos
CLP 430,000,000	4.50%, 03/01/2026	663,197
	Chile Government International Bond
82,500,000	5.50%, 08/05/2020	133,677

		796,874

	Colombia - 4.6%
	Colombian TES
COP 1,185,400,000	5.00%, 11/21/2018	369,259
1,616,900,000	6.00%, 04/28/2028	458,097
510,500,000	7.00%, 09/11/2019	165,720
1,674,600,000	7.00%, 05/04/2022	538,244
4,343,300,000	7.50%, 08/26/2026	1,402,559
1,369,000,000	7.75%, 09/18/2030	446,442
2,260,800,000	10.00%, 07/24/2024	850,724
1,870,100,000	11.00%, 07/24/2020	687,834

		4,918,879

	Hungary - 7.2%
	Hungary Government Bond
HUF 172,030,000	2.50%, 06/22/2018	632,564
317,350,000	3.00%, 06/26/2024	1,161,005
22,400,000	3.50%, 06/24/2020	85,902
39,570,000	4.00%, 04/25/2018	148,880
261,360,000	5.50%, 12/20/2018	1,031,412
161,320,000	5.50%, 06/24/2025	704,064
2,290,000	6.50%, 06/24/2019	9,420
11,810,000	6.75%, 10/22/2028	58,597
161,240,000	7.00%, 06/24/2022	733,024
428,700,000	7.50%, 11/12/2020	1,899,797
	Hungary Government International Bond
$ 326,000	5.38%, 02/21/2023	365,120
450,000	6.25%, 01/29/2020	501,442
350,000	6.38%, 03/29/2021	400,546

		7,731,773

	Indonesia - 8.1%
	Indonesia Treasury Bond
IDR12,382,000,000	6.63%, 05/15/2033	862,746
9,228,000,000	7.00%, 05/15/2027	696,406
1,006,000,000	7.88%, 04/15/2019	79,187
14,595,000,000	8.25%, 07/15/2021	1,186,001
6,784,000,000	8.25%, 06/15/2032	552,433
18,026,000,000	8.38%, 03/15/2024	1,493,164
15,667,000,000	8.38%, 09/15/2026	1,321,681
20,171,000,000	8.38%, 03/15/2034	1,684,702
9,623,000,000	9.00%, 03/15/2029	841,191

		8,717,511

	Kazakhstan - 0.1%
	KazAgro National Management Holding JSC
EUR 125,000	3.26%, 05/22/2019(1)	134,335

	Malaysia - 5.4%
	Malaysia Government Bond
MYR 2,175,000	3.49%, 03/31/2020	541,463
2,465,000	3.65%, 10/31/2019	616,100
2,910,000	3.76%, 03/15/2019	730,284
1,040,000	3.80%, 09/30/2022	261,274
300,000	3.80%, 08/17/2023	75,510
3,015,000	3.84%, 04/15/2033	710,339
755,000	3.89%, 07/31/2020	190,572
1,310,000	3.96%, 09/15/2025	328,979
1,645,000	4.05%, 09/30/2021	418,674

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

MYR 2,910,000	4.16%, 07/15/2021	$744,214
400,000	4.23%, 06/30/2031	101,507
1,625,000	4.38%, 11/29/2019	415,209
2,540,000	4.50%, 04/15/2030	657,646

		5,791,771

	Mexico - 3.9%
	Mexican Bonos
MXN 9,884,200	6.50%, 06/10/2021	546,369
12,934,500	6.50%, 06/09/2022	716,362
3,600,200	7.75%, 05/29/2031	219,395
17,605,300	7.75%, 11/23/2034	1,079,896
9,005,500	8.00%, 06/11/2020	521,479
10,578,000	10.00%, 12/05/2024	718,178
2,544,600	10.00%, 11/20/2036	191,568
	Mexican Udibonos
118,744	4.50%, 12/04/2025(6)	7,360
2,320,665	4.50%, 11/22/2035(6)	149,837

		4,150,444

	Peru - 1.8%
	Peru Government Bond
PEN 505,000	5.70%, 08/12/2024	152,435
378,000	6.85%, 02/12/2042	119,472
2,235,000	6.90%, 08/12/2037	719,967
325,000	6.95%, 08/12/2031	105,854
2,429,000	8.20%, 08/12/2026	858,734

		1,956,462

	Poland - 5.6%
	Poland Government Bond
PLN 7,705,000	1.50%, 04/25/2020	1,940,118
4,000,000	1.75%, 07/25/2021	1,001,202
740,000	2.00%, 04/25/2021	188,205
700,000	2.50%, 07/25/2026	173,850
4,850,000	3.25%, 07/25/2025	1,288,056
540,000	4.00%, 10/25/2023	151,251
1,050,000	5.25%, 10/25/2020	303,665
900,000	5.50%, 10/25/2019	257,051
2,525,000	5.75%, 09/23/2022	770,485

		6,073,883

	Russia - 4.0%
	Russian Federal Bond - OFZ
RUB 18,020,000	6.40%, 05/27/2020	253,602
26,480,000	7.00%, 08/16/2023	372,482
34,895,000	7.05%, 01/19/2028	480,884
11,060,000	7.50%, 08/18/2021	161,014
42,760,000	7.60%, 07/20/2022	622,123
46,055,000	7.75%, 09/16/2026	663,711
12,345,000	8.15%, 02/03/2027	185,016
102,095,000	8.50%, 09/17/2031	1,554,248

		4,293,080

	South Africa - 8.9%
	South Africa Government Bond
ZAR 7,842,218	6.25%, 03/31/2036	412,168
3,855,000	6.50%, 02/28/2041	201,376
13,810,000	6.75%, 03/31/2021	943,194
15,080,000	7.00%, 02/28/2031	906,739
14,690,000	7.25%, 01/15/2020	1,036,091
3,325,000	7.75%, 02/28/2023	232,463
20,820,000	8.00%, 01/31/2030	1,380,506
12,225,000	8.25%, 03/31/2032	812,992
14,675,000	8.50%, 01/31/2037	978,499
5,940,000	8.75%, 01/31/2044	398,521
2,875,000	8.75%, 02/28/2048	192,373
3,070,000	8.88%, 02/28/2035	214,359

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

ZAR 3,275,000	9.00%, 01/31/2040		$227,476
20,555,000	10.50%, 12/21/2026		1,666,612

			9,603,369

	Sri Lanka - 0.2%
	Sri Lanka Government International Bond
$ 200,000	6.83%, 07/18/2026(2)		208,331

	Thailand - 2.9%
	Thailand Government Bond
THB 2,672,550	1.20%, 07/14/2021(1)(6)		75,272
21,332,272	1.25%, 03/12/2028(1)(6)		571,124
17,975,000	3.63%, 06/16/2023		572,684
19,594,000	3.65%, 12/17/2021		618,492
585,000	3.85%, 12/12/2025		19,328
22,550,000	3.88%, 06/13/2019		689,621
15,300,000	4.88%, 06/22/2029		564,928

			3,111,449

	Turkey - 5.2%
	Turkey Government Bond
TRY 2,250,000	7.10%, 03/08/2023		664,279
875,000	8.50%, 07/10/2019		287,825
975,000	8.50%, 09/14/2022		311,352
625,000	8.80%, 11/14/2018		207,849
545,000	8.80%, 09/27/2023		175,498
1,220,000	9.00%, 07/24/2024		396,536
1,725,000	9.40%, 07/08/2020		578,570
525,000	10.40%, 03/20/2024		183,995
600,000	10.50%, 01/15/2020		208,974
7,260,000	10.70%, 02/17/2021		2,541,135

			5,556,013

	Total Foreign Government Obligations (cost $70,539,169)		71,158,251

	Total Long-Term Investments (cost $94,154,521)		94,080,071
Short-Term Investments - 11.9%
	Other Investment Pools & Funds - 11.9%
12,750,391	BlackRock Liquidity Funds TempFund Portfolio		12,750,391

	Total Short-Term Investments (cost $12,750,391)		12,750,391

	Total Investments Excluding Purchased Options (cost $106,904,912)	99.4%	$106,830,462
	Total Purchased Options (cost $705,818)	0.5%	$518,134

	Total Investments (cost $107,610,730)^	99.9%	$107,348,596
	Other Assets and Liabilities	0.1%	101,529

	Total Net Assets	100.0%	$107,450,125

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$3,912,432
Unrealized Depreciation	(4,174,566)

Net Unrealized Depreciation	$(262,134)

(1)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $18,286,933, which represents 17.0% of total net assets.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $4,786,808, which represents 4.5% of total net assets.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(5)	Security is a zero-coupon bond.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at July 31, 2016
Description	Counterparty	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/BRL Put	GSC	3.90 BRL per USD	01/11/17	USD	1,027,000	$12,262	$22,922	$(10,660)
USD Call/HUF Put	BOA	282.15 HUF per USD	01/13/17	USD	1,053,000	21,352	31,169	(9,817)
USD Call/MXN Put	DEUT	20.84 MXN per USD	12/28/16	USD	1,481,000	18,265	26,376	(8,111)
USD Call/MXN Put	GSC	21.45 MXN per USD	06/06/17	USD	1,917,000	47,275	44,762	2,513
USD Call/TRY Put	GSC	3.22 TRY per USD	01/12/17	USD	523,000	12,272	8,159	4,113
USD Call/TRY Put	BOA	3.95 TRY per USD	02/19/18	USD	919,000	34,082	68,557	(34,475)
USD Call/TRY Put	JPM	3.10 TRY per USD	10/25/16	USD	1,083,000	20,144	29,523	(9,379)

Total Calls					8,003,000	$165,652	$231,468	$(65,816)

Puts
USD Put/COP Call	JPM	2,920.00 COP per USD	09/28/16	USD	1,814,000	$12,672	$53,422	$(40,750)
USD Put/INR Call	GSC	67.00 INR per USD	10/26/16	USD	957,000	6,817	11,561	(4,744)
USD Put/MXN Call	GSC	16.92 MXN per USD	10/20/16	USD	964,000	437	19,984	(19,547)
USD Put/MXN Call	GSC	18.54 MXN per USD	12/20/16	USD	978,000	19,940	28,283	(8,343)
USD Put/MXN Call	JPM	17.77 MXN per USD	02/16/17	USD	909,000	10,477	29,479	(19,002)
USD Put/MXN Call	GSC	16.82 MXN per USD	03/08/17	USD	1,863,000	7,651	50,394	(42,743)
USD Put/RUB Call	GSC	62.17 RUB per USD	12/28/16	USD	988,000	8,834	18,674	(9,840)
USD Put/RUB Call	GSC	62.58 RUB per USD	01/11/17	USD	1,027,000	11,251	18,055	(6,804)
USD Put/RUB Call	GSC	61.83 RUB per USD	01/12/17	USD	1,047,000	8,995	17,066	(8,071)
USD Put/RUB Call	DEUT	58.20 RUB per USD	03/20/17	USD	3,378,000	13,586	60,736	(47,150)
USD Put/RUB Call	GSC	62.75 RUB per USD	06/06/17	USD	959,000	16,428	25,893	(9,465)
USD Put/ZAR Call	BCLY	14.25 ZAR per USD	10/11/16	USD	931,000	36,550	23,833	12,717

Total Puts					15,815,000	$153,638	$357,380	$(203,742)

Total purchased option contracts					23,818,000	$319,290	$588,848	$(269,558)

Written option contracts:
Calls
USD Call/HUF Put	BOA	297.35 HUF per USD	01/13/17	USD	(1,053,000)	$(9,377)	$(11,899)	$2,522
USD Call/MXN Put	DEUT	21.19 MXN per USD	02/16/17	USD	(1,838,000)	(30,528)	(45,013)	14,485
USD Call/RUB Put	GSC	75.11 RUB per USD	12/28/16	USD	(988,000)	(18,901)	(24,305)	5,404
USD Call/RUB Put	GSC	74.80 RUB per USD	01/11/17	USD	(1,027,000)	(22,901)	(23,703)	802
USD Call/RUB Put	GSC	73.55 RUB per USD	01/12/17	USD	(1,047,000)	(27,397)	(22,594)	(4,803)
USD Call/RUB Put	GSC	83.44 RUB per USD	06/06/17	USD	(959,000)	(25,777)	(36,183)	10,406
USD Call/TRY Put	JPM	3.06 TRY per USD	08/25/16	USD	(1,083,000)	(7,974)	(17,360)	9,386
USD Call/TRY Put	BOA	6.05 TRY per USD	02/19/18	USD	(919,000)	(7,859)	(19,299)	11,440

Total Calls					(8,914,000)	$(150,714)	$(200,356)	$49,642

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Puts
USD Put/BRL Call	GSC	3.27 BRL per USD	01/11/17	USD	(1,027,000)	$(23,956)	$(17,274)	$(6,682)
USD Put/COP Call	MSC	2,735.00 COP per USD	09/28/16	USD	(1,814,000)	$(2,006)	(6,893)	4,887
USD Put/HUF Call	BOA	270.00 HUF per USD	01/13/17	USD	(1,053,000)	(14,131)	(13,636)	(495)
USD Put/INR Call	GSC	64.85 INR per USD	10/26/16	USD	(1,915,000)	(1,660)	(7,277)	5,617
USD Put/MXN Call	GSC	18.54 MXN per USD	08/19/16	USD	(978,000)	(4,940)	(17,457)	12,517
USD Put/MXN Call	GSC	16.28 MXN per USD	10/20/16	USD	(1,929,000)	(182)	(18,538)	18,356
USD Put/MXN Call	DEUT	18.07 MXN per USD	12/28/16	USD	(1,481,000)	(18,081)	(20,394)	2,313
USD Put/MXN Call	GSC	15.63 MXN per USD	03/08/17	USD	(3,727,000)	(3,425)	(31,717)	28,292
USD Put/MXN Call	GSC	17.78 MXN per USD	06/06/17	USD	(1,917,000)	(30,238)	(34,314)	4,076
USD Put/RUB Call	GSC	63.00 RUB per USD	08/05/16	USD	(3,378,000)	(257)	(35,908)	35,651
USD Put/TRY Call	GSC	2.86 TRY per USD	01/12/17	USD	(1,047,000)	(6,748)	(11,517)	4,769
USD Put/ZAR Call	CBK	13.53 ZAR per USD	10/11/16	USD	(1,862,000)	(27,033)	(16,125)	(10,908)

Total Puts					(22,128,000)	$(132,657)	$(231,050)	$98,393

Total written option contracts					(31,042,000)	$(283,371)	$(431,406)	$148,035

OTC Swaption Contracts Outstanding at July 31, 2016
Description	Counterparty	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption KRW	BOA	1.95%	01/26/18	KRW	1,034,545,000	$63,085	$19,639	$43,446
Interest Rate Swaption KRW	CBK	1.94%	01/26/18	KRW	2,069,095,000	124,650	38,846	85,804

Total Calls					3,103,640,000	$187,735	$58,485	$129,250

Puts
Interest Rate Swaption KRW	BOA	1.95%	01/26/18	KRW	1,034,545,000	$3,641	$19,639	$(15,998)
Interest Rate Swaption KRW	CBK	1.94%	01/26/18	KRW	2,069,095,000	7,468	38,846	(31,378)

Total Puts					3,103,640,000	$11,109	$58,485	$(47,376)

Total purchased swaption contracts					6,207,280,000	$198,844	$116,970	$81,874

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	34	09/30/2016	$4,144,513	$4,148,531	$4,018
U.S. Treasury Long Bond Future	1	09/21/2016	176,277	174,438	(1,839)

Total					$2,179

Short position contracts:
Euro BUXL 30-Year Bond Future	2	09/08/2016	$405,907	$440,582	$(34,675)
U.S. Treasury 10-Year Note Future	5	09/21/2016	652,912	665,234	(12,322)

Total					$(46,997)

Total futures contracts					$(44,818)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Cross Currency Swap Contracts Outstanding at July 31, 2016

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 8.23% based on the notional amount of currency delivered	09/21/18	JPM	USD 1,628,235	RUB 103,800,000	$—	$(2,142)	$55,270	$57,412
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 7.72% based on the notional amount of currency delivered	09/21/21	JPM	USD 915,043	RUB 58,700,000	784	—	$28,477	27,693
Fixed Rate equal to 8.23% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/21/18	JPM	RUB 103,800,000	USD 1,628,235	2,142	—	(44,732)	(46,874)
Fixed Rate equal to 7.72% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/21/21	JPM	RUB 58,700,000	USD 915,043	—	(784)	(25,514)	(24,730)

Total						$2,926	$(2,926)	$13,501	$13,501

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2016

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.98% Fixed	3M KRW KSDA	KRW	1,605,000,000	12/16/25	$—	$—	$(95,027)	$(95,027)
BCLY	3M KRW KSDA	1.54% Fixed	KRW	7,363,975,000	12/16/17	—	—	29,545	29,545
BNP	3M KRW KSDA	1.32% Fixed	KRW	706,350,000	09/21/21	—	—	4,098	4,098
BOA	5.19% Fixed	3M Banco Central De La Republica	COP	1,202,275,000	12/16/19	—	—	19,706	19,706
DEUT	1M MXIBTIIE	5.90% Fixed	MXN	35,880,000	07/20/21	—	—	2,394	2,394
DEUT	1.47% Fixed	3M KRW KSDA	KRW	603,105,000	09/21/26	—	—	(11,421)	(11,421)
DEUT	1.47% Fixed	3M KRW KSDA	KRW	961,245,000	09/21/26	—	—	(18,203)	(18,203)
DEUT	3M KRW KSDA	1.32% Fixed	KRW	228,795,000	09/21/21	—	—	1,327	1,327
GSC	1M MXIBTIIE	5.89% Fixed	MXN	25,675,000	07/21/21	—	—	1,350	1,350
GSC	1M MXIBTIIE	7.03% Fixed	MXN	2,025,000	05/09/36	—	—	4,477	4,477
GSC	1M MXIBTIIE	6.99% Fixed	MXN	3,225,000	05/29/36	—	—	6,322	6,322
GSC	3M Banco Central De La Republica	6.74% Fixed	COP	1,605,475,000	06/29/18	—	—	(681)	(681)
GSC	3M Banco Central De La Republica	7.30% Fixed	COP	377,755,000	06/29/26	—	—	3,599	3,599
GSC	6.79% Fixed	3M Banco Central De La Republica	COP	1,322,155,000	06/29/21	—	—	(3,548)	(3,548)
GSC	3M KRW KSDA	1.32% Fixed	KRW	479,330,000	09/21/21	—	—	2,781	2,781

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

GSC	2.46% Fixed	6M HUF BUBOR	HUF	321,000,000	03/13/20	—	—	(68,146)	(68,146)
GSC	4.85% Fixed	CLICP Camara Promedio A	CLP	67,175,000	03/16/26	—	—	(6,020)	(6,020)
GSC	CLICP Camara Promedio A	4.50% Fixed	CLP	119,515,000	03/16/21	—	—	6,550	6,550
JPM	4.28% Fixed	1M MXIBTIIE	MXN	70,250,000	11/22/17	—	—	50,856	50,856
JPM	5.24% Fixed	3M Banco Central De La Republica	COP	2,106,949,142	12/18/19	—	—	29,367	29,367
JPM	5.25% Fixed	3M Banco Central De La Republica	COP	2,197,870,000	12/16/19	—	—	30,510	30,510
JPM	7.53% Fixed	3M ZAR JIBAR	ZAR	119,000,000	04/19/17	—	—	(1,632)	(1,632)
MSC	3M Banco Central De La Republica	6.82% Fixed	COP	2,596,675,000	06/27/18	—	—	$133	133
MSC	3M Banco Central De La Republica	6.54% Fixed	COP	1,628,600,000	07/08/18	—	—	(2,566)	(2,566)
MSC	3M Banco Central De La Republica	7.41% Fixed	COP	677,875,000	06/27/26	—	—	8,244	8,244
MSC	3M Banco Central De La Republica	6.98% Fixed	COP	466,520,000	07/08/26	—	—	865	865
MSC	6.51% Fixed	3M Banco Central De La Republica	COP	1,526,210,000	07/08/21	—	—	1,834	1,834
MSC	6.90% Fixed	3M Banco Central De La Republica	COP	2,286,985,000	06/27/21	—	—	(9,646)	(9,646)

Total						$—	$—	$(12,932)	$(12,932)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2016

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
1.58% Fixed	3M USD LIBOR	USD	400,000	06/07/26	$—	$—	$(5,184)	$(5,184)
2.02% Fixed	3M USD LIBOR	USD	1,150,000	12/03/25	—	—	(76,215)	(76,215)
3M USD LIBOR	0.96% Fixed	USD	7,950,000	12/03/17	—	—	16,282	16,282
3M USD LIBOR	1.90% Fixed	USD	810,000	07/29/26	—	—	44,554	44,554

Total					$—	$—	$(20,563)	$(20,563)

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
ARS	Buy	09/21/16	BNP	$153,944	$155,897	$1,953
ARS	Buy	09/21/16	BNP	69,834	70,540	706
ARS	Buy	09/21/16	BNP	97,840	96,308	(1,532)
ARS	Buy	10/03/16	BOA	197,320	207,220	9,900
AUD	Buy	09/21/16	WEST	1,503,651	1,540,067	36,416
AUD	Buy	09/21/16	BNP	543,047	550,024	6,977
AUD	Sell	09/21/16	WEST	2,644,353	2,708,395	(64,042)
BRL	Buy	09/02/16	MSC	8,488,993	9,594,904	1,105,911
BRL	Buy	09/02/16	MSC	902,554	1,018,126	115,572
BRL	Buy	09/02/16	MSC	900,711	1,015,992	115,281
BRL	Buy	09/02/16	MSC	589,431	663,200	73,769
BRL	Buy	09/02/16	CBK	476,927	516,838	39,911
BRL	Buy	09/02/16	BCLY	421,348	443,658	22,310
BRL	Buy	09/02/16	HSBC	145,207	163,132	17,925
BRL	Buy	09/02/16	MSC	109,670	123,797	14,127
BRL	Buy	09/02/16	MSC	110,645	124,712	14,067
BRL	Buy	09/02/16	DEUT	96,419	106,722	10,303
BRL	Buy	09/02/16	BCLY	94,460	103,672	9,212
BRL	Buy	09/02/16	CBK	66,576	74,705	8,129
BRL	Buy	09/02/16	MSC	223,817	231,129	7,312
BRL	Buy	09/02/16	MSC	139,235	144,837	5,602

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

BRL	Buy	09/02/16	JPM	109,139	114,345	5,206
BRL	Buy	09/02/16	MSC	106,306	111,296	4,990
BRL	Buy	09/02/16	DEUT	62,229	65,558	3,329
BRL	Buy	09/02/16	MSC	340,208	343,034	2,826
BRL	Buy	09/02/16	MSC	165,788	167,706	1,918
BRL	Buy	09/02/16	MSC	148,171	149,411	1,240
BRL	Buy	09/02/16	MSC	75,035	75,315	280
BRL	Buy	01/13/17	GSC	485,149	502,428	17,279
BRL	Sell	09/02/16	MSC	601,596	597,642	3,954
BRL	Sell	09/02/16	MSC	211,964	212,529	(565)
BRL	Sell	09/02/16	SSG	105,501	106,722	(1,221)
BRL	Sell	09/02/16	BOA	87,153	$88,427	(1,274)
BRL	Sell	09/02/16	MSC	282,431	284,795	(2,364)
BRL	Sell	09/02/16	BCLY	52,017	56,410	(4,393)
BRL	Sell	09/02/16	MSC	1,030,794	1,040,081	(9,287)
BRL	Sell	09/02/16	MSC	213,949	231,129	(17,180)
BRL	Sell	09/02/16	MSC	862,475	893,414	(30,939)
BRL	Sell	11/03/17	MSC	3,152,672	3,499,234	(346,562)
BRL	Sell	11/03/17	MSC	3,152,037	3,498,960	(346,923)
CAD	Buy	09/21/16	RBC	542,415	536,280	(6,135)
CAD	Sell	09/21/16	MSC	1,136,594	1,107,035	29,559
CAD	Sell	09/21/16	JPM	38,757	38,306	451
CAD	Sell	09/21/16	BOA	30,889	30,644	245
CLP	Buy	09/21/16	GSC	5,101,959	5,311,633	209,674
CLP	Sell	09/21/16	BNP	191,211	190,133	1,078
CLP	Sell	09/21/16	MSC	543,459	549,274	(5,815)
CLP	Sell	09/21/16	GSC	6,040,730	6,288,984	(248,254)
CNH	Sell	09/21/16	SCB	1,335,251	1,327,624	7,627
CNH	Sell	09/21/16	JPM	40,278	40,350	(72)
CNH	Sell	09/21/16	BOA	32,278	32,671	(393)
CNH	Sell	09/21/16	SSG	108,004	109,306	(1,302)
CNH	Sell	09/21/16	SCB	548,047	552,549	(4,502)
COP	Buy	09/21/16	SCB	300,580	300,311	(269)
COP	Buy	09/21/16	BNP	282,107	280,401	(1,706)
COP	Buy	09/21/16	BNP	140,902	138,960	(1,942)
COP	Buy	09/21/16	BOA	120,297	117,631	(2,666)
COP	Buy	09/21/16	BNP	244,251	239,547	(4,704)
COP	Buy	09/21/16	CBK	100,307	94,788	(5,519)
COP	Buy	09/21/16	SSG	357,040	343,549	(13,491)
COP	Buy	09/21/16	BNP	354,992	340,264	(14,728)
COP	Buy	09/21/16	BOA	327,617	312,652	(14,965)
COP	Buy	09/21/16	SSG	807,908	773,219	(34,689)
COP	Buy	09/21/16	SCB	1,291,353	1,254,105	(37,248)
COP	Buy	09/30/16	MSC	127,189	127,690	501
COP	Buy	07/18/17	SSG	161,900	154,672	(7,228)
COP	Buy	07/18/17	SSG	397,960	380,279	(17,681)
COP	Buy	07/18/17	BNP	755,286	723,324	(31,962)
COP	Buy	07/21/17	SSG	153,022	146,491	(6,531)
COP	Buy	07/21/17	SSG	228,804	219,738	(9,066)
COP	Buy	08/01/17	RBS	340,076	342,307	2,231
COP	Sell	08/18/16	BNP	803,447	766,822	36,625
COP	Sell	08/18/16	SSG	423,411	403,148	20,263
COP	Sell	08/18/16	SSG	172,215	163,973	8,242
COP	Sell	08/22/16	SSG	243,129	232,858	10,271
COP	Sell	08/22/16	SSG	162,580	155,237	7,343
COP	Sell	09/01/16	RBS	360,415	362,559	(2,144)
COP	Sell	09/21/16	SCB	1,527,739	1,483,673	44,066
COP	Sell	09/21/16	DEUT	279,278	266,611	12,667
COP	Sell	09/21/16	CIB	308,729	301,987	6,742
COP	Sell	09/21/16	BNP	133,897	127,522	6,375
COP	Sell	09/21/16	CBK	152,177	146,402	5,775
COP	Sell	09/21/16	BNP	224,595	218,895	5,700
COP	Sell	09/21/16	SSG	116,965	111,735	5,230
COP	Sell	09/21/16	CIB	137,642	133,129	4,513
COP	Sell	09/21/16	CBK	602,596	598,368	4,228
COP	Sell	09/30/16	JPM	71,820	71,722	98

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

EUR	Buy	09/21/16	CBK	662,693	672,273	9,580
EUR	Buy	09/21/16	GSC	486,832	493,000	6,168
EUR	Buy	09/21/16	RBS	462,314	464,988	2,674
EUR	Buy	09/21/16	HSBC	199,616	201,682	2,066
EUR	Buy	09/21/16	BCLY	463,945	464,989	1,044
EUR	Buy	09/21/16	CBK	195,125	196,080	955
EUR	Buy	09/21/16	CBA	1,242,215	1,225,777	(16,438)
EUR	Sell	09/21/16	CBA	1,395,505	1,377,038	18,467
EUR	Sell	09/21/16	DEUT	295,331	291,318	4,013
EUR	Sell	09/21/16	BCLY	209,256	212,886	(3,630)
EUR	Sell	09/21/16	BCLY	948,982	957,989	(9,007)
EUR	Sell	09/21/16	BOA	594,598	$603,925	(9,327)
EUR	Sell	09/21/16	BCLY	1,443,377	1,456,590	(13,213)
HUF	Buy	09/21/16	CBK	321,469	326,811	5,342
HUF	Buy	09/21/16	CSFB	230,136	235,108	4,972
HUF	Buy	09/21/16	BCLY	91,923	94,547	2,624
HUF	Buy	09/21/16	BOA	288,980	291,099	2,119
HUF	Buy	09/21/16	DEUT	51,917	51,767	(150)
HUF	Buy	09/21/16	BOA	139,860	138,764	(1,096)
HUF	Buy	09/21/16	SCB	1,825,587	1,804,652	(20,935)
HUF	Buy	01/17/17	BOA	508,240	516,157	7,917
HUF	Sell	09/21/16	SCB	3,380,919	3,342,148	38,771
HUF	Sell	09/21/16	MSC	364,857	364,123	734
HUF	Sell	09/21/16	BCLY	1,325	1,362	(37)
HUF	Sell	09/21/16	MSC	5,374	5,507	(133)
HUF	Sell	09/21/16	BOA	22,250	22,824	(574)
HUF	Sell	09/21/16	CBK	25,557	26,225	(668)
HUF	Sell	09/21/16	GSC	28,997	29,838	(841)
HUF	Sell	09/21/16	BCLY	78,919	80,221	(1,302)
HUF	Sell	09/21/16	MSC	69,985	71,323	(1,338)
HUF	Sell	09/21/16	CSFB	112,642	115,081	(2,439)
HUF	Sell	09/21/16	MSC	120,323	123,665	(3,342)
HUF	Sell	09/21/16	RBS	139,434	142,966	(3,532)
HUF	Sell	09/21/16	BOA	548,351	561,283	(12,932)
IDR	Buy	09/21/16	SCB	1,637,985	1,672,299	34,314
IDR	Buy	09/21/16	JPM	98,899	102,020	3,121
IDR	Buy	09/21/16	BCLY	172,822	175,788	2,966
IDR	Buy	09/21/16	SSG	88,007	89,977	1,970
IDR	Buy	09/21/16	SSG	527,231	527,894	663
IDR	Buy	09/21/16	CSFB	77,281	77,934	653
IDR	Buy	09/21/16	DEUT	129,665	130,270	605
IDR	Buy	09/21/16	BNP	107,221	107,396	175
IDR	Buy	09/21/16	BCLY	116,179	116,183	4
IDR	Buy	09/21/16	BNP	155,135	155,036	(99)
IDR	Buy	09/21/16	BOA	236,495	236,076	(419)
IDR	Buy	09/21/16	UBS	237,494	236,605	(889)
IDR	Buy	09/21/16	BOA	211,357	210,022	(1,335)
IDR	Sell	09/21/16	MSC	418,544	416,407	2,137
IDR	Sell	09/21/16	MSC	445,000	444,885	115
IDR	Sell	09/21/16	BCLY	124,470	124,438	32
IDR	Sell	09/21/16	BNP	151,722	153,521	(1,799)
IDR	Sell	09/21/16	DEUT	171,429	173,592	(2,163)
IDR	Sell	09/21/16	SCB	395,670	397,965	(2,295)
IDR	Sell	09/21/16	HSBC	395,224	397,966	(2,742)
IDR	Sell	09/21/16	BCLY	364,504	370,208	(5,704)
INR	Buy	09/21/16	SSG	941,867	949,344	7,477
INR	Buy	09/21/16	SCB	491,140	492,132	992
INR	Sell	09/21/16	BCLY	575,099	582,983	(7,884)
KRW	Buy	09/21/16	CBK	1,995,958	2,066,956	70,998
KRW	Buy	09/21/16	BOA	430,387	443,952	13,565
KRW	Sell	09/21/16	BCLY	511,514	520,218	(8,704)
KRW	Sell	09/21/16	CBK	2,532,905	2,623,003	(90,098)
KZT	Buy	08/19/16	DEUT	104,360	101,199	(3,161)
KZT	Buy	11/07/16	DEUT	112,958	110,273	(2,685)
KZT	Buy	11/07/16	BOA	104,887	102,104	(2,783)
KZT	Buy	11/14/16	CBK	95,597	91,961	(3,636)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

KZT	Buy	11/18/16	CBK	109,367	103,588	(5,779)
KZT	Sell	11/07/16	CBK	98,732	95,568	3,164
KZT	Sell	11/07/16	DEUT	84,593	81,766	2,827
KZT	Sell	11/07/16	DEUT	36,202	35,042	1,160
MXN	Buy	08/15/16	GSC	44,819	44,355	(464)
MXN	Buy	09/21/16	BCLY	488,547	490,300	1,753
MXN	Buy	09/21/16	CBK	81,014	81,787	773
MXN	Buy	09/21/16	RBC	75,856	76,059	203
MXN	Buy	09/21/16	BNP	85,413	85,554	141
MXN	Buy	09/21/16	CBK	164,628	164,741	113
MXN	Buy	09/21/16	CSFB	145,878	145,860	(18)
MXN	Buy	09/21/16	BCLY	47,364	$47,205	(159)
MXN	Buy	09/21/16	GSC	86,255	85,924	(331)
MXN	Buy	09/21/16	BCLY	101,758	101,306	(452)
MXN	Buy	09/21/16	DEUT	223,092	221,706	(1,386)
MXN	Buy	09/21/16	RBC	182,900	181,449	(1,451)
MXN	Buy	09/21/16	SSG	98,113	96,002	(2,111)
MXN	Buy	09/21/16	RBC	331,380	329,006	(2,374)
MXN	Buy	09/21/16	BCLY	237,222	233,375	(3,847)
MXN	Buy	09/21/16	DEUT	183,447	178,745	(4,702)
MXN	Buy	09/21/16	CSFB	356,989	351,123	(5,866)
MXN	Buy	09/21/16	SSG	756,635	746,800	(9,835)
MXN	Buy	09/21/16	RBC	5,252,051	5,143,054	(108,997)
MXN	Buy	12/30/16	DEUT	684,506	691,810	7,304
MXN	Buy	02/10/17	DEUT	1,236,655	1,208,117	(28,538)
MXN	Buy	02/10/17	JPM	2,182,215	2,142,251	(39,964)
MXN	Buy	05/31/17	DEUT	440,796	434,196	(6,600)
MXN	Buy	06/08/17	GSC	824,258	818,873	(5,385)
MXN	Sell	08/15/16	JPM	299,258	292,861	6,397
MXN	Sell	09/21/16	MSC	274,941	270,344	4,597
MXN	Sell	09/21/16	RBC	295,277	291,189	4,088
MXN	Sell	09/21/16	BOA	332,609	328,846	3,763
MXN	Sell	09/21/16	BOA	241,119	238,679	2,440
MXN	Sell	09/21/16	BCLY	82,294	81,416	878
MXN	Sell	09/21/16	MSC	24,145	23,974	171
MXN	Sell	09/21/16	BOA	25,756	26,095	(339)
MXN	Sell	09/21/16	BOA	23,380	23,762	(382)
MXN	Sell	09/21/16	MSC	102,215	102,897	(682)
MXN	Sell	09/21/16	MSC	354,415	355,367	(952)
MXN	Sell	09/21/16	BCLY	102,069	103,428	(1,359)
MXN	Sell	09/21/16	GSC	967,625	973,811	(6,186)
MXN	Sell	12/22/16	GSC	132,510	130,746	1,764
MXN	Sell	02/10/17	JPM	3,349,520	3,350,367	(847)
MXN	Sell	02/21/17	DEUT	274,192	269,888	4,304
MXN	Sell	03/10/17	GSC	850,573	780,001	70,572
MXN	Sell	05/31/17	GSC	387,266	395,830	(8,564)
MYR	Buy	09/21/16	JPM	220,076	220,417	341
MYR	Buy	09/21/16	BCLY	176,427	176,333	(94)
MYR	Buy	09/21/16	SSG	169,951	168,987	(964)
MYR	Buy	09/21/16	CBK	52,388	51,186	(1,202)
MYR	Buy	09/21/16	BCLY	292,779	291,440	(1,339)
MYR	Buy	09/21/16	CBK	141,633	139,598	(2,035)
MYR	Buy	09/21/16	HSBC	91,686	89,392	(2,294)
MYR	Buy	09/21/16	DEUT	282,598	279,195	(3,403)
MYR	Buy	09/21/16	DEUT	260,456	254,704	(5,752)
MYR	Buy	09/21/16	BCLY	516,809	504,510	(12,299)
MYR	Buy	09/21/16	BOA	454,030	440,834	(13,196)
MYR	Buy	09/21/16	BCLY	610,033	592,677	(17,356)
MYR	Buy	09/21/16	SCB	5,641,486	5,615,000	(26,486)
MYR	Sell	09/21/16	SCB	2,692,667	2,680,025	12,642
MYR	Sell	09/21/16	BCLY	577,590	570,635	6,955
MYR	Sell	09/21/16	MSC	180,826	176,334	4,492
MYR	Sell	09/21/16	CBK	189,880	185,640	4,240
MYR	Sell	09/21/16	DEUT	200,150	195,926	4,224
MYR	Sell	09/21/16	CBK	153,758	150,619	3,139
MYR	Sell	09/21/16	DEUT	167,705	164,823	2,882

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

MYR	Sell	09/21/16	BCLY	97,063	95,514	1,549
MYR	Sell	09/21/16	CBK	101,155	100,413	742
MYR	Sell	09/21/16	BCLY	277,267	276,746	521
MYR	Sell	09/21/16	BCLY	51,699	51,431	268
MYR	Sell	09/21/16	BCLY	491,960	492,265	(305)
NGN	Buy	07/26/17	SCB	38,908	39,878	970
NGN	Buy	07/26/17	CBK	23,029	23,858	829
NGN	Buy	07/26/17	DEUT	14,566	15,030	464
NGN	Buy	07/26/17	SCB	6,284	6,441	157
NGN	Buy	08/02/17	GSC	20,595	20,508	(87)
NZD	Buy	09/21/16	CBK	1,552,447	1,577,868	25,421
NZD	Buy	09/21/16	UBS	932,983	$933,032	49
NZD	Sell	09/21/16	CBK	2,715,010	2,759,468	(44,458)
PEN	Buy	09/21/16	SSG	558,601	559,470	869
PEN	Buy	09/21/16	JPM	59,862	59,360	(502)
PEN	Buy	09/21/16	CIB	1,004,475	999,329	(5,146)
PEN	Buy	09/21/16	SCB	1,005,223	999,626	(5,597)
PEN	Buy	09/21/16	SSG	477,197	468,946	(8,251)
PEN	Sell	09/21/16	SCB	916,580	911,476	5,104
PEN	Sell	09/21/16	CIB	915,871	911,179	4,692
PEN	Sell	09/21/16	CBK	300,448	298,285	2,163
PHP	Buy	09/21/16	BCLY	479,025	478,612	(413)
PHP	Buy	09/21/16	SCB	1,523,634	1,490,874	(32,760)
PHP	Sell	09/21/16	SCB	1,555,457	1,522,012	33,445
PHP	Sell	09/21/16	BCLY	509,252	509,729	(477)
PLN	Buy	09/21/16	BCLY	1,581,255	1,622,325	41,070
PLN	Buy	09/21/16	CBK	604,350	620,225	15,875
PLN	Buy	09/21/16	BCLY	325,497	339,586	14,089
PLN	Buy	09/21/16	BCLY	950,545	963,656	13,111
PLN	Buy	09/21/16	BOA	574,793	586,651	11,858
PLN	Buy	09/21/16	SSG	1,234,044	1,245,064	11,020
PLN	Buy	09/21/16	BOA	280,505	286,277	5,772
PLN	Buy	09/21/16	BMO	238,352	243,477	5,125
PLN	Buy	09/21/16	WEST	1,031,964	1,035,161	3,197
PLN	Buy	09/21/16	DEUT	151,104	154,287	3,183
PLN	Buy	09/21/16	CSFB	81,379	83,295	1,916
PLN	Buy	09/21/16	CSFB	100,380	102,261	1,881
PLN	Buy	09/21/16	CBK	102,067	103,799	1,732
PLN	Buy	09/21/16	BOA	239,327	238,351	(976)
PLN	Buy	09/21/16	SSG	127,670	125,583	(2,087)
PLN	Buy	09/21/16	DEUT	139,432	137,116	(2,316)
PLN	Buy	09/21/16	BCLY	469,673	462,350	(7,323)
PLN	Buy	09/21/16	CBK	3,462,104	3,407,394	(54,710)
PLN	Sell	09/21/16	CBK	3,204,041	3,153,409	50,632
PLN	Sell	09/21/16	DEUT	184,744	184,530	214
PLN	Sell	09/21/16	MSC	12,776	13,070	(294)
PLN	Sell	09/21/16	GSC	21,334	21,785	(451)
PLN	Sell	09/21/16	BNP	103,894	106,105	(2,211)
PLN	Sell	09/21/16	HSBC	133,534	135,835	(2,301)
PLN	Sell	09/21/16	BCLY	198,242	201,188	(2,946)
PLN	Sell	09/21/16	MSC	203,560	207,596	(4,036)
PLN	Sell	09/21/16	RBS	209,822	214,003	(4,181)
PLN	Sell	09/21/16	BCLY	223,523	228,100	(4,577)
PLN	Sell	09/21/16	BNP	418,611	425,444	(6,833)
PLN	Sell	09/21/16	BOA	442,289	455,687	(13,398)
PLN	Sell	09/21/16	GSC	481,200	495,924	(14,724)
RON	Buy	09/21/16	CBK	2,092,539	2,095,738	3,199
RON	Buy	09/21/16	JPM	70,228	71,660	1,432
RON	Buy	09/21/16	BOA	43,299	44,002	703
RON	Buy	09/21/16	BCLY	233,909	233,837	(72)
RON	Sell	09/21/16	BOA	143,102	147,092	(3,990)
RON	Sell	09/21/16	BOA	326,180	334,413	(8,233)
RUB	Buy	09/21/16	BCLY	188,393	189,290	897
RUB	Buy	09/21/16	JPM	48,266	48,893	627
RUB	Buy	09/21/16	HSBC	535,922	535,589	(333)
RUB	Buy	09/21/16	CBK	129,145	128,736	(409)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

RUB	Buy	09/21/16	BCLY	435,629	435,098	(531)
RUB	Buy	09/21/16	UBS	205,232	204,675	(557)
RUB	Buy	09/21/16	CSFB	32,151	31,295	(856)
RUB	Buy	09/21/16	CBK	101,741	100,476	(1,265)
RUB	Buy	09/21/16	SSG	192,839	190,038	(2,801)
RUB	Buy	09/21/16	DEUT	198,541	195,271	(3,270)
RUB	Buy	09/21/16	CSFB	94,950	91,086	(3,864)
RUB	Buy	09/21/16	BCLY	167,333	162,676	(4,657)
RUB	Buy	09/21/16	CBK	306,313	298,886	(7,427)
RUB	Buy	09/21/16	CSFB	260,528	250,861	(9,667)
RUB	Buy	09/21/16	BOA	615,455	600,165	(15,290)
RUB	Buy	09/21/16	CBK	1,133,381	$1,112,265	(21,116)
RUB	Buy	09/21/16	BCLY	594,422	570,412	(24,010)
RUB	Sell	08/08/16	GSC	531,647	530,941	706
RUB	Sell	09/21/16	CBK	829,993	814,530	15,463
RUB	Sell	09/21/16	BNP	420,961	405,971	14,990
RUB	Sell	09/21/16	MSC	626,100	615,133	10,967
RUB	Sell	09/21/16	JPM	640,170	630,966	9,204
RUB	Sell	09/21/16	MSC	79,264	75,956	3,308
RUB	Sell	09/21/16	CSFB	98,425	96,230	2,195
RUB	Sell	09/21/16	GSC	59,916	57,863	2,053
RUB	Sell	09/21/16	MSC	58,866	57,580	1,286
RUB	Sell	09/21/16	CSFB	52,215	50,941	1,274
RUB	Sell	09/21/16	DEUT	53,758	52,720	1,038
RUB	Sell	09/21/16	DEUT	39,982	40,400	(418)
RUB	Sell	12/29/16	GSC	431,124	425,823	5,301
RUB	Sell	01/12/17	GSC	490,385	482,763	7,622
RUB	Sell	01/13/17	GSC	502,736	488,181	14,555
RUB	Sell	06/07/17	GSC	385,570	387,217	(1,647)
THB	Buy	09/21/16	SCB	4,859,715	4,908,708	48,993
THB	Buy	09/21/16	JPM	243,681	246,085	2,404
THB	Buy	09/21/16	CBK	196,819	198,761	1,942
THB	Buy	09/21/16	BCLY	122,651	123,903	1,252
THB	Buy	09/21/16	SSG	99,716	100,671	955
THB	Buy	09/21/16	BOA	97,429	98,376	947
THB	Buy	09/21/16	DEUT	59,308	59,944	636
THB	Buy	09/21/16	JPM	50,737	51,340	603
THB	Buy	09/21/16	BOA	228,086	228,590	504
THB	Sell	09/21/16	BCLY	61,309	61,664	(355)
THB	Sell	09/21/16	CSFB	81,516	82,028	(512)
THB	Sell	09/21/16	BNP	218,528	220,559	(2,031)
TRY	Buy	09/21/16	BCLY	324,363	324,029	(334)
TRY	Buy	09/21/16	BCLY	56,991	56,209	(782)
TRY	Buy	09/21/16	JPM	58,725	57,862	(863)
TRY	Buy	09/21/16	SSG	77,539	76,048	(1,491)
TRY	Buy	09/21/16	DEUT	119,999	117,378	(2,621)
TRY	Buy	09/21/16	BOA	93,921	90,927	(2,994)
TRY	Buy	09/21/16	CSFB	147,357	143,829	(3,528)
TRY	Buy	09/21/16	BOA	194,250	190,119	(4,131)
TRY	Buy	09/21/16	CBK	4,855,439	4,764,210	(91,229)
TRY	Buy	01/13/17	GSC	506,009	489,962	(16,047)
TRY	Buy	02/20/18	HSBC	145,616	154,443	8,827
TRY	Buy	02/20/18	BOA	34,208	36,252	2,044
TRY	Buy	02/20/18	DEUT	9,172	9,727	555
TRY	Sell	09/21/16	BNP	1,137,920	1,116,906	21,014
TRY	Sell	09/21/16	BCLY	582,551	575,316	7,235
TRY	Sell	09/21/16	DEUT	399,132	395,117	4,015
TRY	Sell	09/21/16	DEUT	230,702	228,143	2,559
TRY	Sell	09/21/16	CBK	576,033	574,323	1,710
TRY	Sell	09/21/16	GSC	115,547	114,071	1,476
TRY	Sell	09/21/16	GSC	115,358	114,072	1,286
TRY	Sell	09/21/16	DEUT	28,595	27,774	821
TRY	Sell	09/21/16	MSC	152,935	153,748	(813)
TRY	Sell	09/21/16	GSC	62,989	64,475	(1,486)
TRY	Sell	01/13/17	JPM	187,140	193,728	(6,588)
TRY	Sell	02/20/18	DEUT	190,652	200,422	(9,770)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

ZAR	Buy	09/21/16	SCB	6,019,097	6,494,396	475,299
ZAR	Buy	09/21/16	BOA	153,290	165,408	12,118
ZAR	Buy	09/21/16	JPM	106,886	115,500	8,614
ZAR	Buy	09/21/16	SSG	96,578	104,092	7,514
ZAR	Buy	09/21/16	CSFB	81,303	88,408	7,105
ZAR	Buy	09/21/16	DEUT	107,116	114,074	6,958
ZAR	Buy	09/21/16	BOA	141,776	148,296	6,520
ZAR	Buy	09/21/16	BCLY	67,493	73,435	5,942
ZAR	Buy	09/21/16	DEUT	45,199	48,624	3,425
ZAR	Buy	09/21/16	MSC	17,640	19,535	1,895
ZAR	Buy	10/13/16	CBK	269,433	292,189	22,756
ZAR	Sell	09/21/16	BCLY	107,700	$107,658	42
ZAR	Sell	09/21/16	CBK	12,495	12,833	(338)
ZAR	Sell	09/21/16	CSFB	15,510	16,042	(532)
ZAR	Sell	09/21/16	MSC	13,003	13,832	(829)
ZAR	Sell	09/21/16	GSC	102,956	106,588	(3,632)
ZAR	Sell	09/21/16	MSC	104,475	108,370	(3,895)
ZAR	Sell	09/21/16	BOA	96,344	102,667	(6,323)
ZAR	Sell	09/21/16	CBK	199,590	206,973	(7,383)
ZAR	Sell	09/21/16	CBK	194,967	208,899	(13,932)
ZAR	Sell	09/21/16	MSC	135,808	149,865	(14,057)
ZAR	Sell	09/21/16	BOA	519,584	536,364	(16,780)
ZAR	Sell	09/21/16	BCLY	328,217	348,640	(20,423)
ZAR	Sell	09/21/16	BCLY	304,327	330,174	(25,847)
ZAR	Sell	09/21/16	CSFB	786,307	816,629	(30,322)
ZAR	Sell	09/21/16	SCB	3,832,425	4,135,054	(302,629)

Total						$716,289

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
BUBOR	Budapest Interbank Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Corporate Bonds	$22,921,820	$—	$22,921,820	$—
Foreign Government Obligations	71,158,251	—	71,158,251	—
Short-Term Investments	12,750,391	12,750,391	—	—
Purchased Options	518,134	—	518,134	—
Foreign Currency Contracts(2)	3,511,173	—	3,511,173	—
Futures Contracts(2)	4,018	4,018	—	—
Swaps - Cross Currency(2)	85,105	—	85,105	—
Swaps - Interest Rate(2)	264,794	—	264,794	—

Total	$111,213,686	$12,754,409	$98,459,277	$—

Liabilities
Foreign Currency Contracts(2)	$(2,794,884)	$—	$(2,794,884)	$—
Futures Contracts(2)	(48,836)	(48,836)	—	—
Swaps - Cross Currency(2)	(71,604)	—	(71,604)	—
Swaps - Interest Rate(2)	(298,289)	—	(298,289)	—
Written Options	(283,371)	—	(283,371)	—

Total	$(3,496,984)	$(48,836)	$(3,448,148)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Equity Income Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.5%
	Banks - 11.6%
962,230	BB&T Corp.	$35,477,420
1,786,320	JP Morgan Chase & Co.	114,270,890
481,905	M&T Bank Corp.	55,207,037
941,795	PNC Financial Services Group, Inc.	77,839,357
919,640	US Bancorp	38,781,219
2,435,450	Wells Fargo & Co.	116,828,536

		438,404,459

	Capital Goods - 10.5%
298,745	3M Co.	53,284,158
313,590	Caterpillar, Inc.	25,952,708
1,096,985	Eaton Corp. plc	69,559,819
2,896,320	General Electric Co.	90,191,405
459,550	Honeywell International, Inc.	53,459,452
360,800	Raytheon Co.	50,342,424
514,530	United Technologies Corp.	55,389,154

		398,179,120

	Commercial & Professional Services - 0.2%
123,910	Waste Management, Inc.	8,192,929

	Consumer Durables & Apparel - 1.1%
673,900	VF Corp.	42,071,577

	Consumer Services - 0.9%
292,300	McDonald’s Corp.	34,389,095

	Diversified Financials - 2.6%
156,835	BlackRock, Inc.	57,440,819
1,416,720	Invesco Ltd.	41,339,889

		98,780,708

	Energy - 12.7%
1,758,900	Canadian Natural Resources Ltd.	53,171,547
945,550	Chevron Corp.	96,899,964
854,020	Enbridge, Inc.	35,125,843
962,380	Exxon Mobil Corp.	85,603,701
761,555	Occidental Petroleum Corp.	56,911,005
492,980	Phillips 66	37,496,059
2,662,490	Suncor Energy, Inc.	71,647,606
954,420	TransCanada Corp.	44,254,269

		481,109,994

	Food & Staples Retailing - 0.6%
316,300	Wal-Mart Stores, Inc.	23,080,411

	Food, Beverage & Tobacco - 6.8%
889,697	British American Tobacco plc	56,784,738
253,940	Diageo plc ADR	29,594,168
763,005	Kraft Heinz Co.	65,916,002
437,900	PepsiCo, Inc.	47,696,068
576,255	Philip Morris International, Inc.	57,775,326

		257,766,302

	Household & Personal Products - 0.6%
248,365	Procter & Gamble Co.	21,257,560

	Insurance - 7.1%
641,000	Chubb Ltd.	80,291,660
1,547,750	Marsh & McLennan Cos., Inc.	101,764,562
1,036,620	MetLife, Inc.	44,305,139
921,600	Principal Financial Group, Inc.	42,974,208

		269,335,569

	Materials - 2.2%
801,270	Dow Chemical Co.	43,004,161
286,295	Nucor Corp.	15,356,864

The Hartford Equity Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

311,130	Packaging Corp. of America	$23,238,299

		81,599,324

	Media - 1.0%
879,315	Thomson Reuters Corp.	37,027,955

	Pharmaceuticals, Biotechnology & Life Sciences - 13.9%
150,600	Amgen, Inc.	25,907,718
1,048,940	AstraZeneca plc ADR	35,810,812
537,510	Bristol-Myers Squibb Co.	40,211,123
1,006,550	Johnson & Johnson	126,050,256
1,867,215	Merck & Co., Inc.	109,530,832
570,655	Novartis AG	47,331,917
2,731,746	Pfizer, Inc.	100,774,110
149,165	Roche Holding AG	38,077,044

		523,693,812

	Retailing - 2.2%
604,520	Home Depot, Inc.	83,568,845

	Semiconductors & Semiconductor Equipment - 4.7%
771,460	Analog Devices, Inc.	49,242,292
2,390,640	Intel Corp.	83,337,710
857,136	Maxim Integrated Products, Inc.	34,954,006
144,564	Texas Instruments, Inc.	10,083,339

		177,617,347

	Software & Services - 3.7%
2,484,475	Microsoft Corp.	140,820,043

	Technology Hardware & Equipment - 2.8%
3,392,950	Cisco Systems, Inc.	103,586,764

	Telecommunication Services - 3.3%
1,066,240	BCE, Inc.	51,064,211
1,329,974	Verizon Communications, Inc.	73,693,860

		124,758,071

	Transportation - 2.2%
701,410	Union Pacific Corp.	65,266,201
168,060	United Parcel Service, Inc. Class B	18,167,286

		83,433,487

	Utilities - 7.8%
721,010	Dominion Resources, Inc.	56,253,200
211,330	Duke Energy Corp.	18,087,735
740,640	Eversource Energy	43,320,034
1,583,999	National Grid plc	22,712,681
325,240	NextEra Energy, Inc.	41,725,040
302,700	Sempra Energy	33,866,076
827,290	UGI Corp.	37,443,145
963,940	Xcel Energy, Inc.	42,394,081

		295,801,992

	Total Common Stocks (cost $2,994,949,737)	3,724,475,364

	Total Long-Term Investments (cost $2,994,949,737)	3,724,475,364

Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
62,563,164	Federated Prime Obligations Fund	62,563,164

	Total Short-Term Investments (cost $62,563,164)	62,563,164

The Hartford Equity Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments (cost $3,057,512,901)^	100.1%	$3,787,038,528
Other Assets and Liabilities	(0.1)%	(5,212,011)

Total Net Assets	100.0%	$3,781,826,517

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$772,351,150
Unrealized Depreciation	(42,825,523)

Net Unrealized Appreciation	$729,525,627

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Equity Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$438,404,459	$438,404,459	$—	$—
Capital Goods	398,179,120	398,179,120	—	—
Commercial & Professional Services	8,192,929	8,192,929	—	—
Consumer Durables & Apparel	42,071,577	42,071,577	—	—
Consumer Services	34,389,095	34,389,095	—	—
Diversified Financials	98,780,708	98,780,708	—	—
Energy	481,109,994	481,109,994	—	—
Food & Staples Retailing	23,080,411	23,080,411	—	—
Food, Beverage & Tobacco	257,766,302	200,981,564	56,784,738	—
Household & Personal Products	21,257,560	21,257,560	—	—
Insurance	269,335,569	269,335,569	—	—
Materials	81,599,324	81,599,324	—	—
Media	37,027,955	37,027,955	—	—
Pharmaceuticals, Biotechnology & Life Sciences	523,693,812	438,284,851	85,408,961	—
Retailing	83,568,845	83,568,845	—	—
Semiconductors & Semiconductor Equipment	177,617,347	177,617,347	—	—
Software & Services	140,820,043	140,820,043	—	—
Technology Hardware & Equipment	103,586,764	103,586,764	—	—
Telecommunication Services	124,758,071	124,758,071	—	—
Transportation	83,433,487	83,433,487	—	—
Utilities	295,801,992	273,089,311	22,712,681	—
Short-Term Investments	62,563,164	62,563,164	—	—

Total	$3,787,038,528	$3,622,132,148	$164,906,380	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 5.5%
	Auto Parts & Equipment - 0.2%
	Titan International, Inc.
$ 7,500,000	6.88%, 10/01/2020	$6,918,750

	Chemicals - 0.5%
	Hexion, Inc.
12,816,000	6.63%, 04/15/2020	10,829,520
1,500,000	8.88%, 02/01/2018	1,338,750
	Momentive Performance Materials, Inc.
6,550,000	3.88%, 10/24/2021	5,126,095

		17,294,365

	Commercial Banks - 2.4%
	Access Bank plc
4,250,000	9.25%, 06/24/2021(1)(2)	3,337,100
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 9,400,000	7.00%, 02/19/2019(2)(3)(4)	9,508,182
	Banco Santander S.A.
6,800,000	6.25%, 03/12/2019(2)(3)(4)	6,767,659
	Bank of Ireland
4,000,000	7.38%, 06/18/2020(2)(3)(4)	4,337,842
	Barclays plc
$ 7,000,000	8.25%, 12/15/2018(2)(3)	7,122,500
	Credit Agricole S.A.
5,000,000	6.63%, 09/23/2019(2)(3)(4)	4,765,000
4,600,000	6.63%, 09/23/2019(1)(2)(3)	4,383,800
5,150,000	7.88%, 01/23/2024(1)(2)(3)	5,098,500
	Credit Suisse Group AG
6,000,000	7.50%, 12/11/2023(1)(2)(3)	6,210,000
	HSBC Holdings plc
7,720,000	6.38%, 03/30/2025(2)(3)	7,627,360
	ING Groep N.V.
9,000,000	6.50%, 04/16/2025(2)(3)	8,599,050
	Intesa Sanpaolo S.p.A.
3,000,000	7.70%, 09/17/2025(1)(2)(3)	2,722,500
	Lloyds Banking Group plc
7,000,000	7.50%, 06/27/2024(2)(3)	6,982,500
	Societe Generale S.A.
6,915,000	6.00%, 01/27/2020(1)(2)(3)	6,232,144
	UBS Group AG
9,000,000	7.13%, 02/19/2020(2)(3)(4)	9,230,850

		92,924,987

	Diversified Financial Services - 0.1%
	Nationstar Mortgage LLC / Nationstar Capital Corp.
4,795,000	6.50%, 07/01/2021	4,123,700

	Electric - 0.1%
	GenOn Energy, Inc.
4,000,000	7.88%, 06/15/2017	3,390,000

	Food - 0.3%
	Iceland Bondco plc
GBP 10,335,000	4.78%, 07/15/2020(1)(2)	12,173,290

	Forest Products & Paper - 0.1%
	Tembec Industries, Inc.
$ 3,255,000	9.00%, 12/15/2019(1)	2,547,038

	Healthcare-Services - 0.1%
	Community Health Systems, Inc.
2,500,000	7.13%, 07/15/2020	2,273,450

	Lodging - 0.4%
	Chester Downs & Marina LLC / Chester Downs Finance Corp.
12,189,000	9.25%, 02/01/2020(1)	11,091,990

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
$ 3,400,000	6.38%, 06/01/2021(1)	$3,383,000

		14,474,990

	Oil & Gas - 0.5%
	KCA Deutag UK Finance plc
6,065,000	7.25%, 05/15/2021(1)	4,609,400
	Permian Resources LLC / AEPB Finance Corp.
14,100,000	7.26%, 08/01/2019(1)(2)	8,213,250
	Shelf Drilling Holdings Ltd.
6,065,000	8.63%, 11/01/2018(1)	4,905,069
	Tullow Oil plc
500,000	6.00%, 11/01/2020(1)	410,000
3,555,000	6.25%, 04/15/2022(1)	2,906,212

		21,043,931

	Oil & Gas Services - 0.1%
	Borets Finance Ltd.
3,500,000	7.63%, 09/26/2018(4)	3,377,500

	Packaging & Containers - 0.2%
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8,750,000	4.13%, 07/15/2021(1)(2)	8,815,625

	Pharmaceuticals - 0.3%
	Endo Finance LLC
2,000,000	6.00%, 07/15/2023(1)	1,743,760
	Valeant Pharmaceuticals International, Inc.
10,000,000	6.75%, 08/15/2018(1)	9,875,000

		11,618,760

	Retail - 0.1%
	Claire’s Stores, Inc.
5,000,000	9.00%, 03/15/2019(1)	2,750,000

	Software - 0.1%
	Infor Software Parent LLC
3,665,000	7.13%, 05/01/2021(1)(5)	3,435,937

	Total Corporate Bonds (cost $230,255,644)	207,162,323

Foreign Government Obligations - 0.1%
	Argentina - 0.1%
	Provincia del Chubut Argentina
5,000,000	7.75%, 07/26/2026(1)	5,012,500

	Total Foreign Government Obligations (cost $5,000,000)	5,012,500

Senior Floating Rate Interests - 89.3%(6)
	Advertising - 1.0%
	Acosta Holdco, Inc.
37,165,124	4.25%, 09/26/2021	36,375,365

	Aerospace/Defense - 0.9%
	Fly Funding II S.a.r.l.
8,214,581	3.50%, 08/09/2019	8,209,487
	TransDigm, Inc.
14,821,514	3.75%, 05/14/2022	14,754,818
13,101,000	3.75%, 06/09/2023	13,020,953

		35,985,258

	Agriculture - 0.1%
	Pinnacle Operating Corp.
3,862,989	4.75%, 11/15/2018	3,611,894

	Airlines - 0.8%
	American Airlines, Inc.
30,000,000	3.50%, 04/28/2023	29,887,500

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Auto Manufacturers - 0.4%
	Jaguar Holding Co.
$ 13,435,863	4.25%, 08/18/2022	$13,425,786

	Auto Parts & Equipment - 0.2%
	CS Intermediate Holdco 2 LLC
8,657,100	4.00%, 04/04/2021	8,675,107

	Beverages - 0.5%
	Oak Tea, Inc.
19,898,458	4.25%, 07/02/2022	19,989,593

	Chemicals - 2.6%
	Chemours Co.
21,483,870	3.75%, 05/12/2022	20,850,096
	Hii Holding Corp.
7,560,650	4.25%, 12/20/2019	7,551,199
	Ineos U.S. Finance LLC
14,043,060	3.75%, 05/04/2018	14,028,455
2,300,860	4.25%, 03/31/2022	2,297,616
	Nexeo Solutions LLC
19,220,000	5.25%, 06/09/2023	19,292,075
	Solenis International L.P. Co.
5,572,826	4.25%, 07/31/2021	5,519,439
	Univar, Inc.
27,994,109	4.25%, 07/01/2022	27,953,238

		97,492,118

	Coal - 1.4%
	American Energy - Marcellus LLC
16,880,000	5.25%, 08/04/2020	8,338,720
1,835,000	8.50%, 08/04/2021	192,675
	Arch Coal, Inc.
13,310,887	5.00%, 01/31/2017(7)	13,211,055
56,816,936	7.50%, 05/16/2018	25,354,558
	Peabody Energy Corp.
13,946,639	4.25%, 09/24/2020	7,064,809

		54,161,817

	Commercial Services - 4.8%
	Affinion Group, Inc.
16,580,223	6.75%, 04/30/2018	15,714,404
	Brickman Group Ltd.
33,605,089	4.00%, 12/18/2020	33,468,652
11,912,388	7.50%, 12/17/2021	11,733,702
	Brock Holdings III, Inc.
7,659,562	6.00%, 03/16/2017	7,353,179
2,898,000	10.00%, 03/16/2018	2,624,516
	Capital Automotive L.P.
4,303,858	4.00%, 04/10/2019	4,315,521
3,305,000	6.00%, 04/30/2020	3,315,741
	Global Payments, Inc.
14,280,000	4.00%, 04/22/2023	14,387,100
	KAR Auction Services, Inc.
4,543,613	4.25%, 03/09/2023	4,579,598
	ON Assignment, Inc.
11,641,239	3.75%, 06/03/2022	11,652,181
	RH Donnelley, Inc.
3,696,869	9.56%, 12/31/2016	1,135,235
	Russell Investment Group
13,410,000	6.75%, 06/01/2023	12,571,875
	ServiceMaster Co.
25,450,046	4.25%, 07/01/2021	25,537,594
	TransUnion LLC
19,393,902	3.50%, 04/09/2021	19,376,641
	USAGM Hold Co LLC
11,294,106	0.00%, 07/28/2022(8)	11,202,398

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 2,240,894	0.00%, 07/28/2022(7)(8)	$2,222,698

		181,191,035

	Construction Materials - 0.2%
	Summit Materials LLC
8,685,496	4.00%, 07/17/2022	8,693,660

	Distribution/Wholesale - 1.2%
	FPC Holdings, Inc.
15,440,000	5.25%, 11/19/2019	12,931,000
	HD Supply, Inc.
14,887,500	3.75%, 08/13/2021	14,947,050
	PowerTeam Services LLC
16,284,256	4.25%, 05/06/2020	16,243,545
2,665,000	8.25%, 11/06/2020	2,611,700

		46,733,295

	Diversified Financial Services - 3.0%
	Grosvenor Capital Management Holdings L.P.
8,939,820	3.75%, 01/04/2021	8,872,771
	Ipreo Holdings LLC
8,464,884	4.25%, 08/06/2021	8,078,716
	RBS Holding Co. LLC
11,723,515	10.50%, 03/23/2017	10,375,311
	RP Crown Parent LLC
3,453,640	6.00%, 12/21/2018	3,338,530
	SAM Finance Lux S.a.r.l.
26,602,942	4.25%, 12/17/2020	26,411,667
EUR 7,567,080	4.50%, 12/17/2020	8,483,772
	Silver II U.S. Holdings LLC
$ 26,799,828	4.00%, 12/13/2019	24,946,083
	Telenet International Finance S.a.r.l.
9,125,000	4.25%, 06/30/2024	9,147,812
	UPC Financing Partnership
13,200,000	0.00%, 08/31/2024(8)	13,150,500

		112,805,162

	Electric - 5.7%
	Calpine Corp.
11,467,226	3.00%, 05/03/2020	11,298,773
32,749,923	3.25%, 01/31/2022	32,291,424
7,311,433	3.50%, 05/27/2022	7,285,843
	Chief Exploration & Development LLC
16,650,000	7.50%, 05/16/2021	15,040,444
	Dynegy, Inc.
6,125,712	4.00%, 04/23/2020	6,109,111
19,095,000	5.00%, 06/27/2023	19,095,000
	Energy Future Intermediate Holding Co. LLC
24,973,967	4.25%, 12/19/2016	25,005,185
	ExGen Texas Power LLC
10,796,236	5.75%, 09/16/2021	8,569,513
	NRG Energy, Inc.
20,500,000	3.50%, 06/30/2023	20,418,000
	Pike Corp.
9,885,677	5.50%, 12/22/2021	9,848,606
8,625,000	9.50%, 06/22/2022	8,625,000
	Seadrill Partners Finco LLC
27,195,809	4.00%, 02/21/2021	11,864,172
	Texas Competitive Electric Holdings Co. LLC
5,655,000	0.00%, 10/31/2017(8)	5,664,444
1,290,000	0.00%, 07/27/2023(8)	1,292,154
70,000,000	4.94%, 10/10/2017	23,372,300
	TXU Energy
10,000,000	3.75%, 11/07/2016	10,012,500

		215,792,469

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Electronics - 1.3%
	CDW LLC
$ 38,334,592	3.25%, 04/29/2020	$38,403,977
	Ceridian LLC
9,456,175	4.50%, 09/15/2020	9,077,928
	Provo Craft & Novelty, Inc.
453,638	10.00%, 07/07/2019(1)(9)(10)(11)	—

		47,481,905

	Energy-Alternate Sources - 0.7%
	EMG Utica LLC
3,897,804	4.75%, 03/27/2020	3,702,914
	MEG Energy Corp.
25,261,747	3.75%, 03/31/2020	22,887,143

		26,590,057

	Entertainment - 0.7%
	CityCenter Holdings LLC
9,548,733	4.25%, 10/16/2020	9,588,552
	Scientific Games International, Inc.
15,987,195	6.00%, 10/01/2021	15,967,211

		25,555,763

	Environmental Control - 0.5%
	ADS Waste Holdings, Inc.
17,524,517	3.75%, 10/09/2019	17,498,931

	Food - 3.6%
	Albertsons LLC
34,023,603	4.50%, 08/25/2021	34,179,431
5,645,850	4.75%, 12/21/2022	5,673,289
	Burtons Foods Ltd.
GBP 6,300,000	5.43%, 11/27/2020	7,505,295
	Hostess Brands LLC
$ 15,215,025	4.50%, 08/03/2022	15,262,648
3,865,000	8.50%, 08/03/2023	3,860,169
	JBS USA LLC
19,389,410	3.75%, 05/25/2018	19,389,410
6,909,108	3.75%, 09/18/2020	6,896,188
43,909,350	4.00%, 10/30/2022	43,890,908

		136,657,338

	Food Service - 0.2%
	Hearthside Food Solutions
8,824,065	4.50%, 06/02/2021	8,835,095

	Forest Products & Paper - 0.1%
	Wilsonart LLC
3,220,365	4.00%, 10/31/2019	3,214,987

	Hand/Machine Tools - 0.2%
	Ameriforge Group, Inc.
11,277,816	5.00%, 12/19/2019	6,611,620

	Healthcare-Products - 1.3%
	Alere, Inc.
29,147,836	4.50%, 06/18/2022	28,668,062
	Immucor, Inc.
2,500,000	0.00%, 08/17/2018(8)	2,418,750
	Milk Specialties Co.
3,303,488	8.25%, 11/07/2018	3,303,488
	Sterigenics-Nordion Holdings LLC
15,924,638	4.25%, 05/15/2022	15,845,014

		50,235,314

	Healthcare-Services - 7.0%
	Air Medical Group Holdings, Inc.
17,285,500	4.25%, 04/28/2022	16,983,004
	American Renal Holdings, Inc.
19,644,592	4.75%, 09/20/2019	19,362,299

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	CDRH Parent, Inc.
$ 7,611,135	5.25%, 07/01/2021	$6,526,548
	Community Health Systems, Inc.
20,433,367	4.00%, 01/27/2021	20,171,616
	DJO Finance LLC
17,803,720	4.25%, 06/08/2020	17,325,334
	Emergency Medical Services Corp.
15,980,303	4.25%, 05/25/2018	15,991,649
	Envision Healthcare Corp.
10,472,375	4.50%, 10/28/2022	10,503,792
	IMS Health, Inc.
12,096,895	3.50%, 03/17/2021	12,090,846
	InVentiv Health, Inc.
32,729,206	7.75%, 05/15/2018	32,652,652
	MPH Acquisition Holdings LLC
29,335,000	5.00%, 06/07/2023	29,628,350
	Opal Acquisition, Inc.
15,202,276	5.00%, 11/27/2020	13,587,034
	Ortho-Clinical Diagnostics, Inc.
12,024,816	4.75%, 06/30/2021	11,628,959
	Surgery Center Holdings, Inc.
12,736,050	5.25%, 11/03/2020	12,783,810
	U.S. Renal Care, Inc.
36,780,175	5.25%, 12/31/2022	36,412,373
5,000,000	9.00%, 12/31/2023	4,975,000
	Vizient, Inc.
5,047,350	6.25%, 02/13/2023	5,104,133

		265,727,399

	Home Furnishings - 0.2%
	Hillman Group, Inc.
9,294,927	4.50%, 06/30/2021	9,294,927

	Household Products/Wares - 0.5%
	Galleria Co.
6,875,578	3.75%, 01/26/2023	6,882,041
	Sun Products Corp.
13,358,359	5.50%, 03/23/2020	13,352,748

		20,234,789

	Insurance - 3.3%
	Asurion LLC
7,186,520	5.00%, 05/24/2019	7,193,994
10,215,000	8.50%, 03/03/2021	10,114,995
	Evertec Group LLC
12,387,876	3.25%, 04/17/2020	12,233,027
	HUB International Ltd.
19,293,452	4.00%, 10/02/2020	19,234,800
	National Financial Partners Corp.
6,311,634	4.50%, 07/01/2020	6,295,854
	Sedgwick Claims Management Services, Inc.
32,772,257	3.75%, 03/01/2021	32,171,542
18,125,000	6.75%, 02/28/2022	17,762,500
	USI, Inc.
20,560,817	4.25%, 12/27/2019	20,503,041

		125,509,753

	Internet - 1.3%
	Lands’ End, Inc.
31,638,395	4.25%, 04/04/2021	24,677,948
	Zayo Group LLC / Zayo Capital, Inc.
24,183,421	3.75%, 05/06/2021	24,166,250

		48,844,198

	Leisure Time - 1.8%
	Aristocrat Leisure Ltd.
25,731,328	4.75%, 10/20/2021	25,806,464

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Delta 2 (LUX) S.a.r.l.
$ 17,549,500	4.75%, 07/30/2021	$17,341,187
17,285,000	7.75%, 07/31/2022	16,939,300
	Lindblad Expeditions, Inc.
6,930,000	5.50%, 05/08/2021	6,895,350

		66,982,301

	Lodging - 1.8%
	Caesars Entertainment Operating Co.
7,854,975	13.25%, 03/01/2017(9)	8,282,129
	Caesars Entertainment Resort Properties
29,337,099	7.00%, 10/11/2020	28,618,340
	Caesars Growth Properties Holdings LLC
12,895,514	6.25%, 05/08/2021	12,282,977
	Four Seasons Holdings, Inc.
4,690,000	7.75%, 12/27/2020	4,690,000
	Station Casinos LLC
15,195,000	3.75%, 06/08/2023	15,199,710

		69,073,156

	Machinery-Construction & Mining - 0.8%
	American Rock Salt Holdings LLC
13,821,425	4.75%, 05/20/2021	13,133,809
	Neff Rental LLC
16,191,423	7.25%, 06/09/2021	15,867,594

		29,001,403

	Machinery-Diversified - 2.1%
	Brand Energy & Infrastructure Services, Inc.
24,597,579	4.75%, 11/26/2020	24,283,960
	Gardner Denver, Inc.
16,837,113	4.25%, 07/30/2020	15,995,258
EUR 11,491,006	4.75%, 07/30/2020	12,323,436
	Gates Global, Inc.
$ 18,413,223	4.25%, 07/06/2021	18,003,529
	Paladin Brands Holding, Inc.
8,394,370	7.25%, 08/16/2019	7,303,102

		77,909,285

	Media - 6.2%
	Advantage Sales & Marketing, Inc.
33,287,727	4.25%, 07/23/2021	33,103,313
12,080,000	7.50%, 07/25/2022	11,264,600
	AVSC Holding Corp.
18,849,898	4.50%, 01/24/2021	18,696,837
	Charter Communications Operating LLC
23,935,013	3.50%, 01/24/2023	24,030,753
	Dex Media West LLC
5,290,920	8.00%, 12/30/2016	2,165,309
	Media General, Inc.
17,050,879	4.00%, 07/31/2020	17,049,174
	Neptune Finco Corp.
21,610,838	5.00%, 10/09/2022	21,740,503
	Numericable Group SA
6,892,913	4.56%, 07/31/2022	6,877,404
	Numericable U.S. LLC
5,710,688	5.00%, 01/15/2024	5,716,398
	Quebecor Media, Inc.
21,346,375	3.25%, 08/17/2020	21,159,594
	Tribune Media Co.
31,640,104	3.75%, 12/27/2020	31,679,654
	Virgin Media Investment Holdings Ltd.
18,663,348	3.65%, 06/30/2023	18,577,870
GBP 18,800,000	4.25%, 06/30/2023	24,908,474

		236,969,883

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Metal Fabricate/Hardware - 0.5%
	Rexnord LLC
$ 19,647,761	4.00%, 08/21/2020	$19,626,345

	Miscellaneous Manufacturing - 0.3%
	Husky Injection Molding Systems Ltd.
4,535,991	4.25%, 06/30/2021	4,526,284
1,842,551	7.25%, 06/30/2022	1,799,565
	Sram LLC
3,624,843	4.02%, 04/10/2020	3,262,358

		9,588,207

	Oil & Gas - 3.0%
	California Resources Corp.
50,356,779	3.75%, 10/01/2019	46,495,924
	Callon Petroleum Co.
5,695,000	8.50%, 10/08/2021	5,704,511
	Drillships Ocean Ventures, Inc.
10,099,009	5.50%, 07/25/2021	5,731,187
	Fieldwood Energy LLC
7,464,446	3.88%, 10/01/2018	6,357,245
	KCA Deutag US Finance LLC
19,712,252	6.25%, 05/15/2020	15,502,307
	Pinnacle Holding Co. S.a.r.l.
13,476,225	4.75%, 07/30/2019	10,197,055
	Shelf Drilling Holdings Ltd.
21,820,000	10.00%, 10/08/2018	11,346,400
	Templar Energy LLC
16,045,000	8.50%, 11/25/2020	3,730,462
	Western Refining, Inc.
8,367,583	5.25%, 11/12/2020	8,074,718

		113,139,809

	Oil & Gas Services - 1.7%
	Calpine Corp.
27,840,000	3.64%, 05/02/2023	27,796,570
	Crosby U.S. Acquisition Corp.
21,242,265	4.00%, 11/23/2020	17,285,893
	Drillships Financial Holding, Inc.
15,837,933	6.00%, 03/31/2021	5,701,656
	Pacific Drilling S.A.
6,216,532	4.50%, 06/03/2018	1,662,922
	Paragon Offshore Finance Co.
17,775,012	5.25%, 07/18/2021	4,310,441
	Utex Industries, Inc.
8,846,838	5.00%, 05/22/2021	6,126,435
3,000,000	8.25%, 05/22/2022	1,374,990

		64,258,907

	Packaging & Containers - 2.8%
	Berlin Packaging LLC
5,313,000	7.75%, 10/01/2022	5,259,870
	Berry Plastics Group, Inc.
15,550,484	3.75%, 10/03/2022	15,596,358
	Berry Plastics Holding Corp.
20,101,092	3.50%, 02/08/2020	20,146,721
	Mauser U.S. Corp.
14,332,257	4.50%, 07/31/2021	14,271,345
12,725,000	8.75%, 07/31/2022	12,353,812
	Owens-Illinois, Inc.
9,805,850	3.50%, 09/01/2022	9,818,108
	Reynolds Group Holdings, Inc.
19,314,083	4.50%, 12/01/2018	19,328,182
	Signode Industrial Group U.S., Inc.
10,355,362	3.75%, 05/01/2021	10,303,585

		107,077,981

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Pharmaceuticals - 3.1%
	Endo Luxembourg Finance Company I S.a r.l.
$ 39,899,512	3.75%, 09/26/2022	$39,450,643
	PRA Holdings, Inc.
20,181,340	4.50%, 09/23/2020	20,290,723
	Valeant Pharmaceuticals International, Inc.
5,564,667	4.75%, 12/11/2019	5,499,283
20,575,050	4.75%, 08/05/2020	20,305,105
32,837,678	5.00%, 04/01/2022	32,588,111

		118,133,865

	Pipelines - 0.6%
	Energy Transfer Equity L.P.
9,879,647	4.00%, 12/02/2019	9,667,630
	Philadelphia Energy Solutions LLC
14,320,005	6.25%, 04/04/2018	13,317,604

		22,985,234

	Real Estate - 0.7%
	DTZ U.S. Borrower LLC
21,261,335	4.25%, 11/04/2021	21,110,804
5,330,000	9.25%, 11/04/2022	5,349,988

		26,460,792

	Real Estate Investment Trusts - 1.4%
	MGM Growth Properties LLC
32,214,263	4.00%, 04/25/2023	32,429,132
	Realogy Corp.
18,754,993	3.75%, 07/20/2022	18,848,768

		51,277,900

	Retail - 5.2%
	Bass Pro Group LLC
17,917,926	4.00%, 06/05/2020	17,783,541
	Coty, Inc.
3,425,836	3.75%, 10/27/2022	3,449,406
	Michaels Stores, Inc.
17,827,548	3.75%, 01/28/2020	17,878,534
13,848,829	4.00%, 01/28/2020	13,924,998
	Neiman Marcus Group, Inc.
24,722,159	4.25%, 10/25/2020	23,278,632
	Party City Holdings, Inc.
5,950,990	4.25%, 08/19/2022	5,946,051
	PetSmart, Inc.
13,244,540	4.25%, 03/11/2022	13,262,287
	Revlon
17,074,938	4.00%, 10/08/2019	17,064,351
	Revlon Consumer Products Corp.
15,700,000	0.00%, 07/22/2023(8)	15,675,508
	Rite Aid Corp.
19,330,000	4.88%, 06/21/2021	19,358,995
7,755,000	5.75%, 08/21/2020	7,774,388
	Sports Authority, Inc.
23,672,067	7.50%, 11/16/2017	6,154,737
	SuperValu, Inc.
18,245,372	5.50%, 03/21/2019	18,213,443
	US Foods, Inc.
16,576,938	4.00%, 06/27/2023	16,656,342

		196,421,213

	Semiconductors - 2.0%
	Avago Technologies Cayman Ltd.
44,414,130	4.25%, 02/01/2023	44,407,023
	Lattice Semiconductor Corp.
7,370,807	5.25%, 03/10/2021	7,211,082
	NXP B.V.
15,702,760	3.75%, 12/07/2020	15,800,903

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	ON Semiconductor Corp.
$ 8,645,000	5.25%, 03/31/2023	$8,742,256

		76,161,264

	Software - 6.3%
	Dell, Inc.
28,185,000	0.00%, 05/24/2023(8)	28,191,483
	Epicor Software Corp.
18,557,500	4.75%, 06/01/2022	18,376,565
	First Data Corp.
20,075,000	4.24%, 07/08/2022	20,130,809
46,771,860	4.49%, 03/24/2021	46,983,736
	Hyland Software, Inc.
5,631,652	4.75%, 07/01/2022	5,628,161
	Infor US, Inc.
15,221,674	3.75%, 06/03/2020	15,031,403
EUR 3,423,543	4.00%, 06/03/2020	3,834,718
	Kronos, Inc.
$ 15,272,696	4.50%, 10/30/2019	15,310,877
3,533,211	9.75%, 04/30/2020	3,608,291
	Magic Newco LLC
22,348,999	5.00%, 12/12/2018	22,381,629
	Peak 10, Inc.
2,763,600	5.00%, 06/17/2021	2,734,251
4,310,000	8.25%, 06/17/2022	3,835,900
	SS&C Technologies, Inc.
19,130,181	4.00%, 07/08/2022	19,225,832
	WEX, Inc.
35,380,000	4.25%, 07/01/2023	35,567,868

		240,841,523

	Telecommunications - 4.8%
	CommScope, Inc.
10,034,100	3.75%, 12/29/2022	10,068,617
	Entravision Communications Corp.
14,093,804	3.50%, 05/31/2020	14,023,335
	Level 3 Financing, Inc.
25,785,000	3.50%, 05/31/2022	25,849,463
27,045,000	4.00%, 08/01/2019	27,112,613
16,442,500	4.00%, 01/15/2020	16,508,270
	LTS Buyer LLC
25,868,985	4.00%, 04/13/2020	25,836,649
2,078,413	8.00%, 04/12/2021	2,073,216
	Salem Communications Corp.
12,778,776	4.50%, 03/13/2020	12,539,174
	Univision Communications, Inc.
41,449,824	4.00%, 03/01/2020	41,411,380
	XO Communications LLC
8,085,006	4.25%, 03/17/2021	8,074,899

		183,497,616

	Transportation - 0.3%
	Kenan Advantage Group, Inc.
1,144,589	1.50%, 01/31/2017(7)	1,140,297
11,272,117	4.00%, 07/31/2022	11,229,846

		12,370,143

	Trucking & Leasing - 0.2%
	Consolidated Container Co.
6,722,668	5.00%, 07/03/2019	6,571,408

	Total Senior Floating Rate Interests (cost $3,605,665,990)	3,385,460,370

Common Stocks - 0.1%
	Energy - 0.1%
418,220,006	KCA Deutag*(1)(10)(11)	3,158,816

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Media - 0.0%
15,581	F & W Publications, Inc.		$1,168,537
138,305	MPM Holdings, Inc.*(11)		1,147,932

			2,316,469

	Technology Hardware & Equipment - 0.0%
2,664	Provo Craft & Novelty, Inc.(1)(10)(11)		—

	Total Common Stocks (cost $10,663,263)		5,475,285

	Total Long-Term Investments (cost $3,851,584,897)		3,603,110,478
Short-Term Investments - 7.8%
	Other Investment Pools & Funds - 7.8%
294,873,830	BlackRock Liquidity Funds TempFund Portfolio		294,873,830

	Total Short-Term Investments (cost $294,873,830)		294,873,830

	Total Investments (cost $4,146,458,727)^	102.8%	$3,897,984,308
	Other Assets and Liabilities	(2.8)%	(106,545,877)

	Total Net Assets	100.0%	$3,791,438,431

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$18,567,940
Unrealized Depreciation	(267,042,359)

Net Unrealized Depreciation	$(248,474,419)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $113,014,931, which represents 3.0% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $37,987,033, which represents 1.0% of total net assets.
(5)	This security may pay interest in additional principal instead of cash.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2016.
(7)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2016, the aggregate value of the unfunded commitment was $16,574,050, which rounds to zero percent of total net assets.

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(8)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
03/2011	418,220,006	KCA Deutag	$5,667,718
09/2011	2,664	Provo Craft & Novelty, Inc.	—
09/2013	453,638	Provo Craft & Novelty, Inc.	46,463

			$5,714,181

At July 31, 2016, the aggregate value of these securities was $3,158,816, which represents 0.1% of total net assets.
(11)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $4,306,748, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	08/31/16	SSG	$ 45,872,200	$ 46,677,903	$(805,703)
GBP	Sell	08/31/16	CBK	44,368,659	44,886,644	(517,985)

Total						$(1,323,688)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
LIBOR	London Interbank Offered Rate

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Corporate Bonds	$207,162,323	$—	$207,162,323	$—
Foreign Government Obligations	5,012,500	—	5,012,500	—
Senior Floating Rate Interests	3,385,460,370	—	3,385,460,370	—
Common Stocks
Energy	3,158,816	—	—	3,158,816
Media	2,316,469	—	—	2,316,469
Technology Hardware & Equipment	—	—	—	—
Short-Term Investments	294,873,830	294,873,830	—	—

Total	$3,897,984,308	$294,873,830	$3,597,635,193	$5,475,285

Liabilities
Foreign Currency Contracts(2)	$(1,323,688)	$—	$(1,323,688)	$—

Total	$(1,323,688)	$—	$(1,323,688)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Bank Loans	Total

Beginning balance	$ 4,851,861	$ -	$4,851,861

Purchases	-	32,847	32,847

Sales	-	-	-

Accrued discounts/(premiums)	-	-	-

Total realized gain/(loss)	-	-	-

Net change in unrealized appreciation/depreciation	(934,626)	(32,847)	(967,473)

Transfers into Level 3 (1)	1,558,050	-	1,558,050

Transfers out of Level 3 (1)	-	-	-

Ending balance	$ 5,475,285	$ -	$5,475,285

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $(967,473).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 11.0%
	Auto Parts & Equipment - 0.5%
	Titan International, Inc.
$ 1,500,000	6.88%, 10/01/2020	$1,383,750

	Chemicals - 1.3%
	Hexion, Inc.
2,500,000	6.63%, 04/15/2020	2,112,500
200,000	8.88%, 02/01/2018	178,500
	Momentive Performance Materials, Inc.
1,990,000	3.88%, 10/24/2021	1,557,394

		3,848,394

	Commercial Banks - 4.3%
	Access Bank plc
625,000	9.25%, 06/24/2021(1)(2)	490,750
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 400,000	7.00%, 02/19/2019(2)(3)(4)	404,603
$ 1,000,000	9.00%, 05/09/2018(2)(3)(4)	1,032,500
	Banco Santander S.A.
EUR 1,000,000	6.25%, 03/12/2019(2)(3)(4)	995,244
	Bank of Ireland
500,000	7.38%, 06/18/2020(2)(3)(4)	542,230
	Barclays plc
$ 1,100,000	8.25%, 12/15/2018(2)(3)	1,119,250
	Credit Agricole S.A.
1,585,000	7.88%, 01/23/2024(1)(2)(3)	1,569,150
	Credit Suisse Group AG
500,000	7.50%, 12/11/2023(1)(2)(3)	517,500
	HSBC Holdings plc
1,000,000	6.38%, 03/30/2025(2)(3)	988,000
	ING Groep N.V.
1,000,000	6.50%, 04/16/2025(2)(3)	955,450
	Intesa Sanpaolo S.p.A.
500,000	7.70%, 09/17/2025(1)(2)(3)	453,750
	Lloyds Banking Group plc
1,000,000	7.50%, 06/27/2024(2)(3)	997,500
	Societe Generale S.A.
1,220,000	6.00%, 01/27/2020(1)(2)(3)	1,099,525
	UBS Group AG
1,000,000	7.13%, 02/19/2020(2)(3)(4)	1,025,650

		12,191,102

	Electric - 0.3%
	GenOn Energy, Inc.
1,000,000	7.88%, 06/15/2017	847,500

	Food - 1.1%
	Iceland Bondco plc
GBP 2,665,000	4.78%, 07/15/2020(1)(2)	3,139,024

	Forest Products & Paper - 0.2%
	Tembec Industries, Inc.
$ 600,000	9.00%, 12/15/2019(1)	469,500

	Healthcare-Services - 0.1%
	Community Health Systems, Inc.
300,000	7.13%, 07/15/2020	272,814

	Lodging - 1.1%
	Chester Downs & Marina LLC / Chester Downs Finance Corp.
2,840,000	9.25%, 02/01/2020(1)	2,584,400
	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
415,000	6.38%, 06/01/2021(1)	412,925

		2,997,325

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Oil & Gas - 1.1%
	KCA Deutag UK Finance plc
$ 935,000	7.25%, 05/15/2021(1)	$710,600
	Permian Resources LLC / AEPB Finance Corp.
2,400,000	7.26%, 08/01/2019(1)(2)	1,398,000
	Shelf Drilling Holdings Ltd.
955,000	8.63%, 11/01/2018(1)	772,356
	Tullow Oil plc
445,000	6.25%, 04/15/2022(1)	363,788

		3,244,744

	Oil & Gas Services - 0.5%
	Borets Finance Ltd.
1,500,000	7.63%, 09/26/2018(4)	1,447,500

	Pharmaceuticals - 0.3%
	Endo Finance LLC
500,000	6.00%, 07/15/2023(1)	435,940
	Valeant Pharmaceuticals International, Inc.
500,000	6.75%, 08/15/2018(1)	493,750

		929,690

	Retail - 0.1%
	Claire’s Stores, Inc.
500,000	9.00%, 03/15/2019(1)	275,000

	Software - 0.1%
	Infor Software Parent LLC
400,000	7.13%, 05/01/2021(1)(5)	375,000

	Total Corporate Bonds (cost $34,864,306)	31,421,343

Foreign Government Obligations - 0.4%
	Argentina - 0.4%
	Provincia del Chubut Argentina
1,000,000	7.75%, 07/26/2026(1)	1,002,500

	Total Foreign Government Obligations (cost $1,000,000)	1,002,500

Senior Floating Rate Interests - 83.1%(6)
	Advertising - 1.0%
	Acosta Holdco, Inc.
3,004,424	4.25%, 09/26/2021	2,940,580

	Aerospace/Defense - 0.5%
	TransDigm, Inc.
1,455,000	3.75%, 06/09/2023	1,446,110

	Agriculture - 0.1%
	Pinnacle Operating Corp.
308,685	4.75%, 11/15/2018	288,620

	Auto Manufacturers - 0.5%
	Jaguar Holding Co.
1,360,288	4.25%, 08/18/2022	1,359,268

	Beverages - 0.8%
	Oak Tea, Inc.
2,391,918	4.25%, 07/02/2022	2,402,873

	Chemicals - 2.5%
	Chemours Co.
1,606,695	3.75%, 05/12/2022	1,559,298
	Ineos U.S. Finance LLC
1,803,380	4.25%, 03/31/2022	1,800,838
	Nexeo Solutions LLC
860,000	5.25%, 06/09/2023	863,225
	Solenis International L.P. Co.
711,664	4.25%, 07/31/2021	704,846

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Univar, Inc.
$ 2,247,475	4.25%, 07/01/2022	$2,244,193

		7,172,400

	Coal - 1.1%
	American Energy - Marcellus LLC
1,560,000	5.25%, 08/04/2020	770,640
430,000	8.50%, 08/04/2021	45,150
	Arch Coal, Inc.
665,000	5.00%, 01/31/2017(7)	660,012
2,829,516	7.50%, 05/16/2018	1,262,672
	Peabody Energy Corp.
809,070	4.25%, 09/24/2020	409,842

		3,148,316

	Commercial Services - 5.5%
	Affinion Group, Inc.
1,252,928	6.75%, 04/30/2018	1,187,500
	Brickman Group Ltd.
2,426,436	4.00%, 12/18/2020	2,416,584
3,587,411	7.50%, 12/17/2021	3,533,600
	Brock Holdings III, Inc.
414,437	6.00%, 03/16/2017	397,859
402,000	10.00%, 03/16/2018	364,063
	Global Payments, Inc.
1,950,000	4.00%, 04/22/2023	1,964,625
	KAR Auction Services, Inc.
503,738	4.25%, 03/09/2023	507,727
	Russell Investment Group
1,005,000	6.75%, 06/01/2023	942,188
	ServiceMaster Co.
1,341,968	4.25%, 07/01/2021	1,346,584
	TransUnion LLC
1,462,472	3.50%, 04/09/2021	1,461,170
	USAGM Hold Co LLC
1,465,000	0.00%, 07/28/2022(8)	1,453,105

		15,575,005

	Distribution/Wholesale - 0.4%
	PowerTeam Services LLC
436,307	4.25%, 05/06/2020	435,216
665,000	8.25%, 11/06/2020	651,700

		1,086,916

	Diversified Financial Services - 1.7%
	Ipreo Holdings LLC
1,409,995	4.25%, 08/06/2021	1,345,671
	RP Crown Parent LLC
306,387	6.00%, 12/21/2018	296,176
	Silver II U.S. Holdings LLC
1,803,849	4.00%, 12/13/2019	1,679,077
	Telenet International Finance S.a.r.l.
480,000	4.25%, 06/30/2024	481,200
	UPC Financing Partnership
1,005,000	0.00%, 08/31/2024(8)	1,001,231

		4,803,355

	Electric - 5.6%
	Calpine Corp.
1,096,981	4.00%, 01/15/2023	1,097,892
	Chief Exploration & Development LLC
1,115,000	7.50%, 05/16/2021	1,007,213
	Dynegy, Inc.
1,823,032	4.00%, 04/23/2020	1,818,092
1,405,000	5.00%, 06/27/2023	1,405,000
	ExGen Texas Power LLC
1,467,861	5.75%, 09/16/2021	1,165,115

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	NRG Energy, Inc.
$ 2,500,000	3.50%, 06/30/2023	$2,490,000
	Pike Corp.
1,924,645	5.50%, 12/22/2021	1,917,428
2,375,000	9.50%, 06/22/2022	2,375,000
	Seadrill Partners Finco LLC
1,315,975	4.00%, 02/21/2021	574,094
	Texas Competitive Electric Holdings Co. LLC
425,000	0.00%, 10/31/2017(8)	425,710
95,000	0.00%, 07/27/2023(8)	95,158
4,500,000	4.94%, 10/10/2017(9)	1,502,505

		15,873,207

	Electronics - 0.9%
	CDW LLC
1,984,620	3.25%, 04/29/2020	1,988,212
	Ceridian LLC
741,090	4.50%, 09/15/2020	711,447

		2,699,659

	Energy-Alternate Sources - 1.0%
	EMG Utica LLC
434,443	4.75%, 03/27/2020	412,720
	MEG Energy Corp.
2,574,571	3.75%, 03/31/2020	2,332,562

		2,745,282

	Entertainment - 0.4%
	Scientific Games International, Inc.
1,231,213	6.00%, 10/01/2021	1,229,674

	Food - 5.2%
	Albertsons LLC
2,739,596	4.50%, 08/25/2021	2,752,143
1,750,613	4.75%, 12/21/2022	1,759,121
	Burtons Foods Ltd.
GBP 1,500,000	5.43%, 11/27/2020	1,786,975
	Hostess Brands LLC
$ 2,038,344	4.50%, 08/03/2022	2,044,724
2,575,000	8.50%, 08/03/2023	2,571,781
	JBS USA LLC
3,870,550	4.00%, 10/30/2022	3,868,924

		14,783,668

	Food Service - 0.7%
	Hearthside Food Solutions
1,969,800	4.50%, 06/02/2021	1,972,262

	Forest Products & Paper - 0.2%
	Wilsonart LLC
463,471	4.00%, 10/31/2019	462,697

	Hand/Machine Tools - 0.5%
	Ameriforge Group, Inc.
2,237,073	5.00%, 12/19/2019	1,311,484

	Healthcare-Products - 1.5%
	Alere, Inc.
2,992,443	4.50%, 06/18/2022	2,943,188
	Immucor, Inc.
500,000	0.00%, 08/17/2018(8)	483,750
	Sterigenics-Nordion Holdings LLC
997,438	4.25%, 05/15/2022	992,450

		4,419,388

	Healthcare-Services - 7.9%
	Air Medical Group Holdings, Inc.
2,450,250	4.25%, 04/28/2022	2,407,371
	American Renal Holdings, Inc.
1,033,178	4.75%, 09/20/2019	1,018,331

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	CDRH Parent, Inc.
$ 1,106,974	5.25%, 07/01/2021	$949,231
	Community Health Systems, Inc.
1,170,027	4.00%, 01/27/2021	1,155,039
	DJO Finance LLC
788,645	4.25%, 06/08/2020	767,454
	InVentiv Health, Inc.
4,734,002	7.75%, 05/15/2018	4,723,240
	MPH Acquisition Holdings LLC
2,420,000	5.00%, 06/07/2023	2,444,200
	Opal Acquisition, Inc.
1,434,356	5.00%, 11/27/2020	1,281,956
	Ortho-Clinical Diagnostics, Inc.
799,748	4.75%, 06/30/2021	773,420
	Surgery Center Holdings, Inc.
980,075	5.25%, 11/03/2020	983,750
	U.S. Renal Care, Inc.
2,348,200	5.25%, 12/31/2022	2,324,718
2,500,000	9.00%, 12/31/2023	2,487,500
	Vizient, Inc.
1,311,713	6.25%, 02/13/2023	1,326,469

		22,642,679

	Home Furnishings - 0.3%
	Hillman Group, Inc.
977,239	4.50%, 06/30/2021	977,239

	Household Products/Wares - 0.5%
	Sun Products Corp.
1,440,095	5.50%, 03/23/2020	1,439,490

	Insurance - 2.8%
	Asurion LLC
1,430,000	8.50%, 03/03/2021	1,416,000
	Evertec Group LLC
1,987,040	3.25%, 04/17/2020	1,962,202
	HUB International Ltd.
1,738,105	4.00%, 10/02/2020	1,732,821
	National Financial Partners Corp.
410,423	4.50%, 07/01/2020	409,397
	Sedgwick Claims Management Services, Inc.
2,500,000	6.75%, 02/28/2022	2,450,000

		7,970,420

	Internet - 1.3%
	Lands’ End, Inc.
1,490,649	4.25%, 04/04/2021	1,162,706
	Zayo Group LLC / Zayo Capital, Inc.
2,654,377	3.75%, 05/06/2021	2,652,492

		3,815,198

	Leisure Time - 1.9%
	Aristocrat Leisure Ltd.
2,272,373	4.75%, 10/20/2021	2,279,008
	Delta 2 (LUX) S.a.r.l.
917,063	4.75%, 07/30/2021	906,177
1,405,000	7.75%, 07/31/2022	1,376,900
	Lindblad Expeditions, Inc.
990,000	5.50%, 05/08/2021	985,050

		5,547,135

	Lodging - 1.9%
	Caesars Entertainment Resort Properties
2,661,694	7.00%, 10/11/2020	2,596,483
	Caesars Growth Properties Holdings LLC
724,201	6.25%, 05/08/2021	689,802

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Station Casinos LLC
$ 2,130,000	3.75%, 06/08/2023	$2,130,660

		5,416,945

	Machinery-Construction & Mining - 1.2%
	American Rock Salt Holdings LLC
820,837	4.75%, 05/20/2021	780,000
	Neff Rental LLC
2,680,400	7.25%, 06/09/2021	2,626,792

		3,406,792

	Machinery-Diversified - 1.9%
	Brand Energy & Infrastructure Services, Inc.
2,208,345	4.75%, 11/26/2020	2,180,188
	Gardner Denver, Inc.
1,173,580	4.25%, 07/30/2020	1,114,901
	Gates Global, Inc.
1,503,026	4.25%, 07/06/2021	1,469,584
	Paladin Brands Holding, Inc.
917,447	7.25%, 08/16/2019	798,179

		5,562,852

	Media - 6.1%
	Advantage Sales & Marketing, Inc.
3,701,675	4.25%, 07/23/2021	3,681,167
1,545,000	7.50%, 07/25/2022	1,440,713
	AVSC Holding Corp.
1,765,029	4.50%, 01/24/2021	1,750,697
	Charter Communications Operating LLC
2,992,500	3.50%, 01/24/2023	3,004,470
	Neptune Finco Corp.
2,329,163	5.00%, 10/09/2022	2,343,138
	Numericable U.S. LLC
1,037,400	5.00%, 01/15/2024	1,038,437
	Tribune Media Co.
4,028,529	3.75%, 12/27/2020	4,033,565

		17,292,187

	Miscellaneous Manufacturing - 0.1%
	Husky Injection Molding Systems Ltd.
322,967	7.25%, 06/30/2022	315,432

	Oil & Gas - 3.3%
	California Resources Corp.
3,399,632	3.75%, 10/01/2019	3,138,983
	Callon Petroleum Co.
1,300,000	8.50%, 10/08/2021	1,302,171
	Drillships Ocean Ventures, Inc.
600,598	5.50%, 07/25/2021	340,839
	KCA Deutag US Finance LLC
1,802,976	6.25%, 05/15/2020	1,417,914
	Pinnacle Holding Co. S.a.r.l.
962,588	4.75%, 07/30/2019	728,361
	Shelf Drilling Holdings Ltd.
3,435,000	10.00%, 10/08/2018	1,786,200
	Templar Energy LLC
3,240,000	8.50%, 11/25/2020	753,300

		9,467,768

	Oil & Gas Services - 1.9%
	Calpine Corp.
1,225,000	3.64%, 05/02/2023	1,223,089
	Crosby U.S. Acquisition Corp.
2,775,765	4.00%, 11/23/2020	2,258,779
	Drillships Financial Holding, Inc.
637,062	6.00%, 03/31/2021	229,342
	Pacific Drilling S.A.
505,271	4.50%, 06/03/2018	135,160

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Paragon Offshore Finance Co.
$ 2,974,900	5.25%, 07/18/2021	$721,413
	Utex Industries, Inc.
776,538	5.00%, 05/22/2021	537,753
750,000	8.25%, 05/22/2022	343,748

		5,449,284

	Packaging & Containers - 2.9%
	Berlin Packaging LLC
1,976,143	7.75%, 10/01/2022	1,956,381
	Berry Plastics Group, Inc.
1,727,832	3.75%, 10/03/2022	1,732,929
	Mauser U.S. Corp.
1,993,732	4.50%, 07/31/2021	1,985,259
2,570,000	8.75%, 07/31/2022	2,495,033

		8,169,602

	Pharmaceuticals - 3.3%
	Endo Luxembourg Finance Company I S.a r.l.
2,917,470	3.75%, 09/26/2022	2,884,648
	PRA Holdings, Inc.
866,180	4.50%, 09/23/2020	870,875
	Valeant Pharmaceuticals International, Inc.
969,803	4.75%, 08/05/2020	957,080
4,721,234	5.00%, 04/01/2022	4,685,352

		9,397,955

	Real Estate - 0.7%
	DTZ U.S. Borrower LLC
993,741	4.25%, 11/04/2021	986,705
1,125,000	9.25%, 11/04/2022	1,129,219

		2,115,924

	REITS - 1.2%
	MGM Growth Properties LLC
3,321,675	4.00%, 04/25/2023	3,343,831

	Retail - 3.3%
	Bass Pro Group LLC
2,046,588	4.00%, 06/05/2020	2,031,238
	Neiman Marcus Group, Inc.
1,691,582	4.25%, 10/25/2020	1,592,811
	PetSmart, Inc.
1,002,194	4.25%, 03/11/2022	1,003,537
	Revlon Consumer Products Corp.
2,000,000	0.00%, 07/22/2023(8)	1,996,880
	Sports Authority, Inc.
3,653,325	7.50%, 11/16/2017	949,865
	SuperValu, Inc.
1,982,490	5.50%, 03/21/2019	1,979,020

		9,553,351

	Semiconductors - 2.9%
	Avago Technologies Cayman Ltd.
4,207,212	4.25%, 02/01/2023	4,206,538
	Lattice Semiconductor Corp.
1,842,702	5.25%, 03/10/2021	1,802,770
	NXP B.V.
1,615,598	3.75%, 12/07/2020	1,625,696
	ON Semiconductor Corp.
650,000	5.25%, 03/31/2023	657,313

		8,292,317

	Software - 4.8%
	Dell, Inc.
1,970,000	0.00%, 05/24/2023(8)	1,970,453
	Hyland Software, Inc.
396,703	4.75%, 07/01/2022	396,456

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Kronos, Inc.
$ 1,846,521	4.50%, 10/30/2019		$1,851,137
756,476	9.75%, 04/30/2020		772,551
	Magic Newco LLC
1,756,379	5.00%, 12/12/2018		1,758,944
	Peak 10, Inc.
690,900	5.00%, 06/17/2021		683,563
1,845,000	8.25%, 06/17/2022		1,642,050
	SS&C Technologies, Inc.
1,723,708	4.00%, 07/08/2022		1,732,327
	WEX, Inc.
2,905,000	4.25%, 07/01/2023		2,920,425

			13,727,906

	Telecommunications - 2.3%
	CommScope, Inc.
1,007,363	3.75%, 12/29/2022		1,010,828
	Level 3 Financing, Inc.
1,270,000	3.50%, 05/31/2022		1,273,175
	LTS Buyer LLC
1,684,732	4.00%, 04/13/2020		1,682,626
1,319,413	8.00%, 04/12/2021		1,316,114
	Salem Communications Corp.
1,262,059	4.50%, 03/13/2020		1,238,395

			6,521,138

	Transportation - 0.5%
	Kenan Advantage Group, Inc.
135,634	1.50%, 01/31/2017(7)		135,125
1,348,080	4.00%, 07/31/2022		1,343,024

			1,478,149

	Total Senior Floating Rate Interests (cost $256,737,956)		237,624,358

Common Stocks - 0.2%
	Media - 0.2%
69,152	MPM Holdings, Inc.*(10)		573,962

	Total Common Stocks (cost $2,496,993)		573,962

	Total Long-Term Investments (cost $295,099,255)		270,622,163

Short-Term Investments - 7.3%
	Other Investment Pools & Funds - 7.3%
20,925,022	BlackRock Liquidity Funds TempFund Portfolio		20,925,022

	Total Short-Term Investments (cost $20,925,022)		20,925,022

	Total Investments (cost $316,024,277)^	102.0%	$291,547,185
	Other Assets and Liabilities	(2.0)%	(5,595,755)

	Total Net Assets	100.0%	$285,951,430

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$1,770,138
Unrealized Depreciation	(26,247,230)

Net Unrealized Depreciation	$(24,477,092)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $16,563,458, which represents 5.8% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $5,447,727, which represents 1.9% of total net assets.
(5)	This security may pay interest in additional principal instead of cash.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2016.
(7)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2016, the aggregate value of the unfunded commitment was $795,137, which rounds to zero percent of total net assets.
(8)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(10)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of this security was $573,962, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	08/31/16	SSG	$2,086,700	$2,123,351	$(36,651)
GBP	Sell	08/31/16	CBK	4,802,024	4,858,086	(56,062)

Total						$(92,713)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
LIBOR	London Interbank Offered Rate

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Corporate Bonds	$31,421,343	$—	$31,421,343	$—
Foreign Government Obligations	1,002,500	—	1,002,500	—
Senior Floating Rate Interests	237,624,358	—	237,624,358	—
Common Stocks
Media	573,962	—	—	573,962
Short-Term Investments	20,925,022	20,925,022	—	—

Total	$291,547,185	$20,925,022	$270,048,201	$573,962

Liabilities
Foreign Currency Contracts(2)	$(92,713)	$—	$(92,713)	$—

Total	$(92,713)	$—	$(92,713)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Total

Beginning balance	$1,455,650	$1,455,650
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	(881,688)	(881,688)
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-
Ending balance	$573,962	$573,962

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $(881,688).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)    Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 6.8%
	Canada - 0.2%
	CARDS II Trust
$ 250,000	1.21%, 07/15/2021(1)(2)	$250,000
	Evergreen Credit Card Trust
400,000	1.20%, 04/15/2020(1)(2)	400,620

		650,620

	Cayman Islands - 0.5%
	Ares CLO Ltd.
255,000	2.15%, 04/20/2023(1)(2)	253,742
	BlueMountain CLO Ltd.
305,000	2.06%, 11/20/2024(1)(2)	305,214
	Carlyle Global Market Strategies Ltd.
250,000	2.20%, 04/17/2025(1)(2)	250,186
	Dryden Senior Loan Fund
350,000	2.16%, 07/15/2026(1)(2)	349,357
	Madison Park Funding Ltd.
300,000	2.00%, 10/23/2025(1)(2)	297,816
250,000	3.13%, 01/27/2026(1)(2)	249,996

		1,706,311

	United States - 6.1%
	Ally Auto Receivables Trust
199,223	0.97%, 10/15/2018	199,237
315,000	1.49%, 11/15/2019	316,644
	Ally Master Owner Trust
100,000	1.54%, 09/15/2019	100,274
	American Credit Acceptance Receivables Trust
61	1.33%, 07/10/2018(1)	61
	AmeriCredit Automobile Receivables Trust
75,000	1.81%, 10/08/2020	75,493
65,000	2.21%, 05/10/2021	65,528
120,000	2.86%, 12/09/2019	121,901
280,000	3.41%, 10/08/2020(1)	281,887
	Asset Backed Securities Corp. Home Equity Loan Trust
282,790	1.00%, 08/25/2034(2)	238,144
	Banc of America Mortgage Trust
58,267	3.20%, 04/25/2034(2)	57,943
	Bear Stearns Adjustable Rate Mortgage Trust
266,009	3.21%, 07/25/2036(2)	227,166
	Bear Stearns Asset Backed Securities I Trust
536,444	6.00%, 11/25/2035	537,139
	Bear Stearns Commercial Mortgage Securities Trust
167,080	5.33%, 02/11/2044	169,329
	Bear Stearns Commercial Mortgage Securities, Inc.
262,361	5.72%, 06/11/2040(2)	268,329
	Cabela’s Master Credit Card Trust
180,000	0.93%, 07/15/2022(2)	178,353
	Capital Auto Receivables Asset Trust
125,000	1.46%, 06/22/2020	124,961
15,000	2.22%, 01/22/2019	15,103
	Capital One Multi-Asset Execution Trust
370,000	1.34%, 04/15/2022	370,311
	Carmax Auto Owner Trust
400,000	1.17%, 08/15/2019	399,846
	Chrysler Capital Auto Receivables Trust
40,000	1.31%, 05/15/2019(1)	40,036
	Connecticut Avenue Securities
115,045	1.94%, 01/25/2029(2)	115,356
153,105	2.64%, 09/25/2028(2)	154,923
1,060,000	3.09%, 05/25/2024(2)	1,021,448
405,000	3.39%, 07/25/2024(2)	396,136
1,060,000	3.49%, 07/25/2024(2)	1,038,763
750,000	4.79%, 02/25/2025(2)	779,382

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 536,228	5.04%, 02/25/2025(2)	$558,405
775,000	5.39%, 11/25/2024(2)	819,098
555,000	5.49%, 11/25/2024(2)	586,133
800,000	5.49%, 07/25/2025(2)	840,265
	Countrywide Alternative Loan Trust
414,206	5.25%, 08/25/2035	373,815
	Countrywide Home Loans, Inc.
307,332	2.79%, 09/25/2047(2)	271,381
	Credit Acceptance Automotive Loan Trust
300,000	2.26%, 10/15/2021(1)	300,131
	Credit Suisse Commercial Mortgage Trust
96,523	5.54%, 01/15/2049(2)	97,280
	Drive Auto Receivables Trust
220,000	2.12%, 06/17/2019(1)	220,466
	Fannie Mae Connecticut Avenue Securities
125,000	10.74%, 01/25/2029(2)	125,000
	Fifth Third Automotive Trust
3,625	0.88%, 10/16/2017	3,625
	First Investors Auto Owner Trust
19,103	1.06%, 11/15/2018(1)	19,102
20,571	1.23%, 03/15/2019(1)	20,561
287,090	1.92%, 05/15/2020(1)	287,315
95,000	2.91%, 01/15/2020(1)	95,633
	FREMF Mortgage Trust
45,000	3.09%, 03/25/2045(1)(2)	45,257
160,000	3.26%, 11/25/2046(1)(2)	160,375
165,000	3.82%, 06/25/2047(1)(2)	171,565
500,000	3.94%, 07/25/2045(1)(2)	537,955
215,000	4.22%, 06/25/2047(1)(2)	236,278
	GE Commercial Mortgage Corp.
500,000	4.48%, 06/10/2048(2)	499,286
	GE Dealer Floorplan Master Note Trust
400,000	1.24%, 04/22/2019(2)	400,779
	GLS Auto Receivables Trust
114,072	2.73%, 10/15/2020(1)	114,022
	Green Tree Agency Advance Funding Trust I
100,000	2.30%, 10/15/2046(1)	99,957
	GSR Mortgage Loan Trust
97,810	2.38%, 01/25/2035(2)	92,538
140,831	2.88%, 09/25/2035(2)	141,548
308,976	2.90%, 03/25/2047(2)	255,093
	Huntington Auto Trust
310,000	1.24%, 09/16/2019	310,527
	JP Morgan Chase Commercial Mortgage Securities Trust
145,000	4.74%, 01/15/2049(2)	157,809
	JP Morgan Mortgage Acquisition Trust
124,325	5.08%, 11/25/2036	124,642
	JP Morgan Mortgage Trust
100,184	3.00%, 09/25/2044(1)(2)	101,923
	LB-UBS Commercial Mortgage Trust
546,103	5.43%, 02/15/2040	552,866
295,419	6.07%, 04/15/2041(2)	310,430
	LSTAR Securities Investment Trust
173,361	2.46%, 12/01/2021(1)(2)	171,192
180,212	2.47%, 01/01/2020(1)(2)	178,184
179,305	2.47%, 04/01/2020(1)(2)	176,616
253,629	2.47%, 05/01/2020(1)(2)	249,687
255,734	2.47%, 08/01/2020(1)(2)	253,419
113,142	2.47%, 10/01/2020(1)(2)	111,975
	MASTR Adjustable Rate Mortgages Trust
361,765	1.12%, 03/25/2035(2)	355,406
	Mercedes-Benz Auto Receivables Trust
60,000	1.31%, 11/16/2020	60,171
	Merrill Lynch/Countrywide Commercial Mortgage Trust
50,199	5.38%, 08/12/2048	50,620

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Morgan Stanley Capital I Trust
$ 26,725	5.51%, 11/12/2049(2)	$26,869
	Morgan Stanley Mortgage Loan Trust
52,102	3.07%, 08/25/2034(2)	51,982
	MortgageIT Trust
238,500	0.79%, 08/25/2035(2)	224,448
222,315	1.13%, 02/25/2035(2)	213,941
	Nationstar HECM Loan Trust
76,178	2.88%, 11/25/2025(1)	76,178
	NRZ Advance Receivables Trust
340,000	3.30%, 08/17/2048(1)	341,871
	Ocwen Master Advance Receivables Trust
160,000	2.54%, 09/17/2046(1)	159,986
	Opteum Mortgage Acceptance Corp.
410,000	0.92%, 04/25/2035(2)	401,617
	Option One Mortgage Loan Trust
66,332	0.99%, 02/25/2035(2)	65,672
	Santander Drive Auto Receivables Trust
100,000	1.82%, 05/15/2019	100,239
390,000	2.65%, 08/17/2020	394,195
	Skopos Auto Receivables Trust
47,065	3.10%, 12/15/2023(1)	46,926
	Springleaf Funding Trust
98,490	2.41%, 12/15/2022(1)	98,625
	Thornburg Mortgage Securities Trust
186,086	2.54%, 04/25/2045(2)	186,353
	Towd Point Mortgage Trust
220,000	2.25%, 08/25/2055(1)(2)	219,684
185,223	2.75%, 02/25/2055(1)(2)	186,729
151,941	2.75%, 04/25/2055(1)(2)	153,546
126,865	2.75%, 05/25/2055(1)(2)	128,238
205,671	3.00%, 03/25/2054(1)(2)	207,199
	Wachovia Bank Commercial Mortgage Trust
195,000	5.29%, 10/15/2044(1)(2)	191,971
	Westlake Automobile Receivables Trust
37,730	1.17%, 03/15/2018(1)	37,726
342,922	1.82%, 01/15/2019(1)	343,465
250,000	3.40%, 01/15/2021(1)	248,359
	World Omni Auto Receivables Trust
340,000	1.06%, 09/16/2019	339,805

		22,277,647

	Total Asset & Commercial Mortgage Backed Securities (cost $24,398,741)	24,634,578

Corporate Bonds - 3.9%
	Austria - 0.2%
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
EUR 200,000	8.13%, 10/30/2023(3)	277,435
	Erste Group Bank AG
$ 200,000	5.50%, 05/26/2025(2)(3)	206,500
EUR 200,000	8.88%, 10/15/2021(2)(3)(4)	229,671

		713,606

	Belgium - 0.1%
	KBC Groep N.V.
350,000	5.63%, 03/19/2019(2)(3)(4)	380,305

	Denmark - 0.1%
	Danske Bank AS
200,000	5.75%, 04/06/2020(2)(3)(4)	227,140
	Nykredit Realkredit AS
100,000	4.00%, 06/03/2036(2)(3)	111,511

		338,651

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	France - 0.7%
	AXA S.A.
$ 325,000	6.46%, 12/14/2018(2)(3)(4)	$340,909
	BNP Paribas S.A.
200,000	7.38%, 08/19/2025(2)(3)(4)	204,000
250,000	7.63%, 03/30/2021(2)(3)(4)	259,750
	Credit Agricole Assurances S.A.
EUR 200,000	4.25%, 01/13/2025(2)(3)(4)	221,895
	Credit Agricole S.A.
$ 350,000	3.88%, 04/15/2024(3)	382,729
225,000	6.63%, 09/23/2019(2)(3)(4)	214,425
200,000	8.13%, 09/19/2033(2)(3)	219,312
	Natixis S.A.
125,000	10.00%, 04/30/2018(2)(3)(4)	140,000
	Societe Generale S.A.
400,000	6.00%, 01/27/2020(2)(3)(4)	360,500
EUR 100,000	6.75%, 04/07/2021(2)(3)(4)	109,844
$ 250,000	7.88%, 12/18/2023(2)(3)(4)	237,500

		2,690,864

	Guernsey - 0.2%
	Credit Suisse Group Funding Guernsey Ltd.
350,000	3.13%, 12/10/2020	351,143
285,000	4.88%, 05/15/2045	304,680

		655,823

	Ireland - 0.1%
	Aquarius & Investments plc for Swiss Reinsurance Co., Ltd.
200,000	6.38%, 09/01/2024(2)(3)	212,277

	Italy - 0.2%
	Banco Popolare
EUR 100,000	6.38%, 05/31/2021(3)	115,037
	Intesa Sanpaolo S.p.A.
$ 205,000	7.70%, 09/17/2025(1)(2)(4)	186,037
	Intesa Sanpaolo Vita S.p.A.
EUR 300,000	4.75%, 12/17/2024(2)(3)(4)	332,376

		633,450

	Japan - 0.1%
	Mitsubishi UFJ Financial Group, Inc.
$ 350,000	2.95%, 03/01/2021	364,912

	Luxembourg - 0.1%
	Wind Acquisition Finance S.A.
295,000	7.38%, 04/23/2021(3)	293,525

	Netherlands - 0.3%
	ABN Amro Bank N.V.
EUR 200,000	5.75%, 09/22/2020(2)(3)(4)	217,172
	Achmea B.V.
100,000	6.00%, 04/04/2043(2)(3)	121,297
	ING Groep N.V.
$ 280,000	6.00%, 04/16/2020(2)(4)	276,500
250,000	6.50%, 04/16/2025(2)(4)	238,862
	Swiss Reinsurance Co. via ELM B.V.
EUR 125,000	2.60%, 09/01/2025(2)(3)(4)	133,641

		987,472

	Norway - 0.1%
	DNB Bank
$ 250,000	5.75%, 03/26/2020(2)(3)(4)	243,750

	Spain - 0.2%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 400,000	7.00%, 02/19/2019(2)(3)(4)	404,603
	Banco Santander S.A.
400,000	6.25%, 03/12/2019(2)(3)(4)	398,098

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	BBVA International Preferred SAU
$ 100,000	5.92%, 04/18/2017(2)(4)	$99,750

		902,451

	Switzerland - 0.4%
	Credit Suisse AG
EUR 200,000	5.75%, 09/18/2025(2)(3)	241,773
	Credit Suisse Group AG
$ 275,000	6.25%, 12/18/2024(2)(3)(4)	265,722
	UBS AG
275,000	4.75%, 05/22/2023(2)(3)	283,937
250,000	5.13%, 05/15/2024(3)	261,873
	UBS Group AG
275,000	6.88%, 08/07/2025(2)(3)(4)	269,844
200,000	7.13%, 02/19/2020(2)(3)(4)	205,130

		1,528,279

	United Kingdom - 0.8%
	Barclays plc
300,000	3.65%, 03/16/2025	295,790
EUR 200,000	6.50%, 09/15/2019(2)(4)	210,743
200,000	8.00%, 12/15/2020(2)(4)	224,342
	HSBC Holdings plc
$ 275,000	3.90%, 05/25/2026	285,569
275,000	5.63%, 01/17/2020(2)(4)	273,969
265,000	6.88%, 06/01/2021(2)(4)	272,950
	Lloyds Banking Group plc
425,000	6.27%, 11/14/2016(2)(3)(4)	406,406
EUR 200,000	6.38%, 06/27/2020(2)(3)(4)	218,569
	Nationwide Building Society
GBP 400,000	6.88%, 06/20/2019(2)(3)(4)	508,867
	Santander UK plc
$ 200,000	4.00%, 03/13/2024	217,831
	Standard Chartered plc
200,000	6.41%, 01/30/2017(4)	185,290

		3,100,326

	United States - 0.3%
	Concho Resources, Inc.
125,000	5.50%, 04/01/2023	123,438
	Continental Resources, Inc.
175,000	4.90%, 06/01/2044	139,562
	Diamondback Energy, Inc.
125,000	7.63%, 10/01/2021	132,187
	Eagle Materials, Inc.
180,000	4.50%, 08/01/2026(5)	182,925
	Matador Resources Co.
125,000	6.88%, 04/15/2023	128,438
	Navient Corp.
60,000	6.63%, 07/26/2021	60,600
	Noble Energy, Inc.
125,000	5.05%, 11/15/2044	123,981
	QEP Resources, Inc.
150,000	5.38%, 10/01/2022	143,250
	RSP Permian, Inc.
125,000	6.63%, 10/01/2022	128,125

		1,162,506

	Total Corporate Bonds (cost $14,315,513)	14,208,197

Foreign Government Obligations - 9.7%
	Argentina - 0.4%
	Argentina Bonar Bonds
1,000,000	7.00%, 04/17/2017	1,020,694

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Provincia del Chubut Argentina
$ 350,000	7.75%, 07/26/2026(1)	$350,875

		1,371,569

	Brazil - 0.4%
	Brazil Notas do Tesouro Nacional
BRL 5,194,359	6.00%, 08/15/2022(6)	1,589,087

	Canada - 0.5%
	Canadian Government Bond
CAD 1,375,473	3.00%, 12/01/2036(6)	1,627,623

	Germany - 0.5%
	Deutsche Bundesrepublik Inflation Linked Bond
EUR 1,583,225	0.10%, 04/15/2023(3)(6)	1,907,596

	Greece - 0.1%
	Hellenic Republic Government Bond
96,000,000	0.00%, 10/15/2042(2)	255,441
325,000	3.00%, 02/24/2041(2)(3)	216,575

		472,016

	Iceland - 0.3%
	Iceland Rikisbref
ISK 112,400,000	8.00%, 06/12/2025	1,075,126

	India - 0.7%
	India Government Bond
INR 160,000,000	8.79%, 11/08/2021	2,560,576

	Indonesia - 0.8%
	Indonesia Treasury Bond
IDR20,992,000,000	8.25%, 07/15/2021	1,705,826
12,322,000,000	8.38%, 09/15/2026	1,039,494

		2,745,320

	Italy - 0.6%
	Italy Buoni Poliennali Del Tesoro
EUR 1,086,685	0.10%, 05/15/2022(1)(3)(6)	1,216,372
378,723	2.10%, 09/15/2017(3)(6)	434,294
25,191	2.35%, 09/15/2024(1)(3)(6)	32,721
245,108	2.55%, 09/15/2041(3)(6)	370,797

		2,054,184

	Japan - 1.3%
	Japanese Government CPI Linked Bond
JPY 148,011,000	0.10%, 09/10/2023(6)	1,525,806
315,333,600	0.10%, 09/10/2024(6)	3,280,050

		4,805,856

	Mexico - 0.8%
	Mexican Udibonos
MXN 21,710,691	4.00%, 11/15/2040(6)	1,322,976
21,444,465	4.50%, 11/22/2035(6)	1,384,591

		2,707,567

	New Zealand - 0.7%
	New Zealand Government Bond
NZD 827,440	2.00%, 09/20/2025(3)(6)	627,365
2,280,848	3.00%, 09/20/2030(3)(6)	1,958,531

		2,585,896

	Norway - 0.2%
	Norway Government Bond
NOK 5,865,000	1.50%, 02/19/2026(1)(3)	728,646

	Poland - 0.6%
	Poland Government Bond
PLN 9,025,000	2.50%, 07/25/2026	2,241,426

	Portugal - 0.6%
	Portugal Government International Bond
$ 2,025,000	5.13%, 10/15/2024(3)	2,057,728

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Russia - 0.3%
	Russian Federal Bond - OFZ
RUB 86,025,000	6.40%, 05/27/2020	$1,210,659

	Singapore - 0.4%
	Singapore Government Bond
SGD 1,950,000	2.13%, 06/01/2026	1,494,229

	Spain - 0.5%
	Spain Government Inflation Linked Bond
EUR 1,531,100	1.80%, 11/30/2024(1)(3)(6)	1,938,597

	Total Foreign Government Obligations (cost $36,286,054)	35,173,701

U.S. Government Agencies - 9.6%
	United States - 9.6%
	FHLMC - 3.4%
$ 350,000	4.74%, 11/25/2023(2)	364,376
460,000	3.79%, 10/25/2027(2)	469,194
620,000	4.39%, 12/25/2027(2)	653,710
600,000	3.00%, 09/14/2046	622,500
500,000	3.50%, 08/16/2046	527,686
200,000	3.50%, 09/14/2046	210,762
455,000	3.09%, 12/25/2027(2)	465,729
100,000	3.14%, 03/25/2028(2)	102,648
71,268	3.00%, 03/15/2033(7)	8,545
250,000	5.04%, 10/25/2024(2)	262,896
250,000	5.24%, 10/25/2024(2)	263,356
375,000	3.24%, 09/25/2028(2)	385,352
375,000	3.34%, 04/25/2028(2)	387,041
1,300,000	3.00%, 08/01/2046(8)	1,351,797
1,825,000	4.00%, 08/01/2046(8)	1,953,677
500,000	5.29%, 05/25/2028(2)	523,311
450,000	4.50%, 09/01/2046(8)	489,958
550,000	4.50%, 08/01/2046(8)	599,353
1,800,000	4.00%, 09/14/2046	1,925,226
43,580	4.00%, 07/15/2027(7)	4,720
210,151	3.89%, 07/25/2023(2)	214,453
250,000	2.44%, 05/25/2025(2)	252,340

		12,038,630

	FNMA - 5.4%
273,038	5.14%, 10/01/2024	335,303
4,767	2.78%, 04/01/2022	5,053
4,700	3.20%, 04/01/2022	5,080
276,837	2.83%, 06/01/2022	294,513
4,698	2.66%, 09/01/2022	4,954
5,000	2.44%, 01/01/2023	5,237
261,031	7.27%, 02/01/2031	359,159
14,560	3.67%, 08/01/2023	16,242
289,161	3.78%, 10/01/2023	323,201
25,000	3.93%, 10/01/2023	28,355
334,556	3.37%, 07/01/2025	368,618
192,434	3.81%, 11/01/2023	216,876
5,000	3.70%, 10/01/2023	5,615
191,144	3.65%, 08/01/2023	212,972
19,208	3.87%, 10/01/2025	21,811
5,000	3.86%, 11/01/2023	5,658
14,144	4.06%, 10/01/2028	16,563
10,000	3.86%, 12/01/2025	11,411
4,888	3.45%, 01/01/2024	5,406
4,888	3.47%, 01/01/2024	5,413
5,000	3.76%, 03/01/2024	5,620
4,989	3.97%, 05/01/2029	5,738
19,926	3.34%, 04/01/2024	21,985
30,000	2.76%, 05/01/2021	31,530
30,000	3.21%, 05/01/2023	32,580
130,480	3.42%, 04/01/2024	144,316

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 29,360	3.89%, 05/01/2030	$33,514
9,706	3.96%, 05/01/2034	10,965
400,000	2.50%, 08/01/2031(8)	414,297
775,000	3.00%, 08/01/2046(8)	806,484
289,000	3.50%, 08/01/2046(8)	305,234
900,000	3.50%, 09/01/2046(8)	949,349
100,000	4.50%, 08/16/2046	109,046
100,000	6.00%, 08/01/2046(8)	114,234
45,145	5.46%, 05/25/2042(2)(7)	5,224
324,174	4.50%, 02/25/2043(7)	60,208
2,515,813	3.50%, 01/01/2046	2,657,285
778,469	3.00%, 10/01/2029	816,977
814,188	3.00%, 12/01/2030	854,927
913,575	3.00%, 01/01/2031	959,322
612,489	1.96%, 08/25/2044(2)(7)	40,495
225,694	1.91%, 06/25/2055(2)(7)	14,388
419,888	1.83%, 05/25/2046(2)(7)	25,055
75,215	3.00%, 09/25/2027(7)	7,157
1,575,000	2.50%, 08/01/2046(8)	1,598,840
150,000	3.00%, 08/01/2031(8)	157,383
5,259,000	3.50%, 08/01/2031(8)	5,569,139
1,425,000	4.00%, 08/01/2046(8)	1,527,700

		19,526,432

	GNMA - 0.8%
675,000	4.00%, 08/01/2046(8)	720,747
1,000,000	6.00%, 08/01/2046(8)	1,138,906
562,500	3.00%, 08/01/2046(8)	590,801
473,385	3.00%, 08/15/2045	496,895
397,360	4.00%, 04/16/2026(7)	46,950

		2,994,299

	Total U.S. Government Agencies (cost $34,124,667)	34,559,361

U.S. Government Securities - 4.0%
	United States - 4.0%
	U.S. Treasury Bonds - 2.1%
652,981	0.63%, 02/15/2043(6)	660,183
1,963,616	0.75%, 02/15/2045(6)	2,048,526
515,330	1.38%, 02/15/2044(6)	616,632
2,571,213	3.38%, 04/15/2032(6)	3,798,967
350,000	4.50%, 02/15/2036	508,936

		7,633,244

	U.S. Treasury Notes - 1.9%
	U.S. Treasury Notes
6,564,608	0.13%, 04/15/2020(6)	6,682,311

	Total U.S. Government Securities (cost $13,872,784)	14,315,555

Common Stocks - 57.4%
	Argentina - 0.0%
2,343	YPF Sociedad Anonima ADR	43,275

	Australia - 0.9%
10,449	ALE Property Group REIT	34,542
8,465	BHP Billiton plc	106,731
19,159	Buru Energy Ltd.*	3,567
6,579	Caltex Australia Ltd.	166,377
1,961	Domino’s Pizza Enterprises Ltd.	112,348
392,375	Evolution Mining Ltd.	858,689
18,461	Folkestone Education Trust REIT	39,282
24,877	Generation Healthcare REIT	38,945
13,345	Goodman Group REIT	76,539
9,222	GPT Group REIT	39,332
808	GrainCorp Ltd. Class A	5,213
360,136	Kingsgate Consolidated Ltd.*(9)(10)	112,211
948,010	Mirabela Nickel Ltd.*(9)(10)	29,898

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

34,500	New South Resources Ltd.*	$42,837
13,779	NEXTDC Ltd.*	39,241
10,778	Nufarm Ltd.	67,955
322,865	OceanaGold Corp.	1,167,175
24,898	Orora Ltd.	54,551
392,052	Perseus Mining Ltd.*	193,982
18,596	Santos Ltd.	63,570
1,285	Treasury Wine Estates Ltd.	9,439
16,254	Vicinity Centres REIT	42,832
8,147	Westfield Corp. REIT	66,229

		3,371,485

	Austria - 0.3%
669	Schoeller-Bleckmann Oilfield Equipment AG	41,136
4,444	Strabag SE	138,966
1,240	Voestalpine AG	43,729
43,548	Wienerberger AG	671,814

		895,645

	Belgium - 0.3%
1,390	Anheuser-Busch InBev N.V. ADR	179,922
7,962	Melexis N.V.	522,778
1,700	UCB S.A.	133,015
1,386	Umicore S.A.	80,193

		915,908

	Bermuda - 0.2%
17,082	XL Group Ltd.	591,208

	Brazil - 0.1%
3,400	BR Malls Participacoes S.A.*	14,743
11,828	BRF S.A.	198,082
3,109	BRF S.A. ADR	51,858
2,705	Cosan Ltd. Class A	18,069
2,107	SLC Agricola S.A.	9,748
8,500	Telefonica Brasil S.A. (Preference Shares)	129,057
1,200	Ultrapar Participacoes S.A.	27,402

		448,959

	British Virgin Islands - 0.1%
92,488	Atlas Mara Ltd.*	349,142

	Canada - 1.3%
1,383	Agnico Eagle Mines Ltd.	80,408
459	Agrium, Inc.	41,659
6,530	Bank of Montreal	418,612
8,800	Bank of Nova Scotia	446,925
1,209	BCE, Inc.	57,901
24,763	Callidus Capital Corp.	313,129
1,866	Canadian Apartment Properties REIT	46,662
10,197	Canadian Imperial Bank of Commerce	774,664
2,505	Canadian Natural Resources Ltd.	75,861
96,521	Centerra Gold, Inc.	569,227
37,600	Dundee Precious Metals, Inc.*	113,176
10,210	EcoSynthetix, Inc.*	12,277
2,709	Enbridge, Inc.	111,421
1,779	Goldcorp, Inc.	31,809
1,739	Imperial Oil Ltd.	53,370
3,570	Killam Apartment Real Estate Investment Trust REIT	35,737
1,800	Magna International, Inc.	69,345
1,450	Methanex Corp.	40,629
10,900	Potash Corp. of Saskatchewan, Inc.	169,950
62	PrairieSky Royalty Ltd.	1,207
1,030	Quebecor, Inc. Class B	31,729
6,850	Royal Bank of Canada	417,563
64,842	Strad Energy Services Ltd.	77,474
7,000	Suncor Energy, Inc.	188,397
209,099	Timmins Gold Corp.*	107,300
6,760	TransCanada Corp.	313,421

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

630	Waste Connections, Inc.*	$46,922

		4,646,775

	Chile - 0.0%
430	Sociedad Quimica y Minera de Chile S.A. ADR	10,655

	China - 1.7%
2,203	58.com, Inc. ADR*	114,578
36,065	AAC Technologies Holdings, Inc.	337,119
11,051	Alibaba Group Holding Ltd. ADR*	911,486
127,040	ANTA Sports Products Ltd.	283,924
2,821	Baidu, Inc. ADR*	450,232
16,087	China BlueChemical Ltd. Class H	3,224
109,760	China Longyuan Power Group Corp. Ltd. Class H	88,358
25,000	China Oilfield Services Ltd. Class H	19,783
20,919	ChinaCache International Holdings Ltd.	125,096
2,567	ChinaCache International Holdings Ltd. ADR*	15,351
318,581	Cowell e Holdings, Inc.*	127,834
6,665	ENN Energy Holdings Ltd.	31,830
158,700	Greatview Aseptic Packaging Co., Ltd.	82,440
914	Hollysys Automation Technologies Ltd.*	17,905
272,800	Li Ning Co., Ltd.*	142,848
21,818	Noah Holdings Ltd. ADR*	559,632
280,681	Sunny Optical Technology Group Co., Ltd.	1,120,523
46,094	Tencent Holdings Ltd.	1,113,314
393,547	Zhaojin Mining Industry Co., Ltd. Class H	455,147

		6,000,624

	Denmark - 0.2%
35	AP Moeller - Maersk AS Class A	45,762
12,502	DSV A/S	556,695
775	GronlandsBANKEN A/S	67,791

		670,248

	Egypt - 0.2%
318,827	Centamin plc	701,081

	Finland - 0.1%
580	Elisa Oyj	21,043
1,398	Kemira Oyj	18,387
49,646	Nokia Oyj	286,432
1,272	Tikkurila Oyj	24,472

		350,334

	France - 2.3%
2,071	Airbus Group SE	122,175
18,162	Alstom S.A.*	447,231
15,104	Amundi S.A.(1)	660,808
431	Arkema S.A.	36,813
15,820	BNP Paribas S.A.	784,740
22,289	Cie de Saint-Gobain	946,217
119,405	Coface S.A.*	607,992
4,302	Engie S.A.	70,809
942	Essilor International S.A.	120,658
170	Gecina S.A. REIT	25,766
58,360	Groupe Eurotunnel SE	606,519
2,093	JCDecaux S.A.	71,538
617	Kering	117,260
1,362	Legrand S.A.	75,152
748	LVMH Moet Hennessy Louis Vuitton SE	128,089
6,903	Rexel S.A.	102,660
12,288	Schneider Electric SE	801,708
10,007	Societe Generale S.A.	341,176
230	Total S.A. ADR	11,063
170	Unibail-Rodamco SE REIT	46,839
1,497	Valeo S.A.	76,798
35,863	Veolia Environnement S.A.	794,829
14,283	Vinci S.A.	1,085,582

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

6,547	Vivendi S.A.	$128,555

		8,210,977

	Germany - 1.4%
481	adidas AG	79,015
5,196	Bayerische Motoren Werke AG	447,709
2,145	Beiersdorf AG	201,522
2,042	Brenntag AG	101,438
29,704	Deutsche Wohnen AG	1,112,083
14,392	E.ON SE	154,352
1,111	HeidelbergCement AG	94,114
7,839	Hornbach Holding AG & Co. KGaA	531,972
9,293	LEG Immobilien AG*	933,021
11,524	Rheinmetall AG	807,393
1,598	RWE AG*	28,424
28,345	TUI AG	371,495
919	Vonovia SE	36,436
4,420	Zalando SE*(1)	167,593

		5,066,567

	Greece - 1.1%
45,766	Aegean Airlines S.A.	365,916
157,833	Alpha Bank A.E.*	318,337
178,008	Ellaktor S.A.*	270,016
89,157	Frigoglass SAIC*	15,062
108,692	Grivalia Properties REIC A.E. REIT	843,333
64,904	Hellenic Exchanges - Athens Stock Exchange S.A. Holding	305,780
108,703	Hellenic Telecommunications Organization S.A.	1,067,678
3,781	Korres Natural Products*	13,527
101,517	OPAP S.A.	814,794

		4,014,443

	Guernsey - 0.0%
6,878	Etalon Group Ltd. GDR	18,158

	Hong Kong - 0.3%
214,000	AMVIG Holdings Ltd.	75,727
5,890	Beijing Enterprises Holdings Ltd.	33,298
11,110	Cheung Kong Infrastructure Holdings Ltd.	98,354
10,342,316	G-Resources Group Ltd.	181,748
75,485	Guangdong Investment Ltd.	116,001
57,000	HKT Trust & HKT Ltd.	90,073
14,700	MGM China Holdings Ltd.	21,373
461,270	Mongolian Mining Corp.*	4,457
27,060	Nine Dragons Paper Holdings Ltd.	21,573
364,000	Pacific Basin Shipping Ltd.*	40,894
49,744	SmarTone Telecommunications Holdings Ltd.	88,691
285,100	SUNeVision Holdings Ltd.	114,438
25,300	Techtronic Industries Co., Ltd.	107,139
1,280,222	Tongda Group Holdings Ltd.	258,175

		1,251,941

	India - 4.4%
165,006	Apollo Tyres Ltd.	403,963
14,047	Arvind Infrastructure Ltd.*	18,276
132,683	Arvind Ltd.	604,349
8,348	Bajaj Auto Ltd.	337,632
457,117	Bank of Baroda	1,039,576
297,755	Bharat Heavy Electricals Ltd.	651,298
91,251	Bharat Petroleum Corp. Ltd.	807,461
19,470	Bharti Infratel Ltd.	114,896
65,856	Canara Bank	247,116
27,628	Ceat Ltd.	357,273
153,754	Coal India Ltd.	755,124
150,826	Engineers India Ltd.	511,779
100,727	Exide Industries Ltd.	270,034
51,123	GAIL India Ltd.	292,120
33,730	Gateway Distriparks Ltd.	132,763

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

178,024	Gujarat State Fertilisers & Chemicals Ltd.	$186,077
47,877	HCL Technologies Ltd.	539,093
86,651	ICICI Bank Ltd.	336,219
67,323	Indian Oil Corp. Ltd.	547,169
14,611	Indraprastha Gas Ltd.	141,708
31,726	Infosys Ltd.	508,255
13,934	Ipca Laboratories Ltd.	107,495
133,552	IRB Infrastructure Developers Ltd.	431,813
171,339	ITC Ltd.	648,175
355,862	Jammu & Kashmir Bank Ltd.	358,213
11,343	MakeMyTrip Ltd.*	213,589
481	MRF Ltd.	243,645
325,810	NTPC Ltd.	771,469
12,706	Oil India Ltd.	70,325
12,768	PC Jeweller Ltd.	81,992
6,608	Petronet LNG Ltd.	29,439
306,664	Power Grid Corp. of India Ltd.	806,790
226,320	Redington India Ltd.	347,952
117,081	State Bank of India	402,749
49,370	Sun TV Network Ltd.	331,524
15,301	TAKE Solutions Ltd.	41,808
18,979	Tata Chemicals Ltd.	134,521
7,890	Tata Consultancy Services Ltd.	309,088
84,500	Tata Motors Ltd.	637,822
480,320	Tata Power Co., Ltd.	517,210
109,591	Union Bank of India	209,638
58,981	Wipro Ltd.	480,655

		15,978,093

	Indonesia - 0.1%
1,579,069	Bank Tabungan Pensiunan Nasional Tbk PT*	284,506
10,763	Bumitama Agri Ltd.	5,620
143,400	Link Net Tbk PT	47,906
118,400	Surya Citra Media Tbk PT	28,683
308,300	Telekomunikasi Indonesia Persero Tbk PT	100,355

		467,070

	Ireland - 1.3%
161,017	C&C Group plc	648,970
817,416	Cairn Homes plc*	872,747
38,305	CRH plc	1,165,328
531,557	Hibernia plc REIT	808,222
299,269	Irish Residential Properties plc REIT	378,079
74,117	Permanent TSB Group Holdings plc*	176,868
30,893	Smurfit Kappa Group plc	725,463

		4,775,677

	Israel - 0.4%
7,840	Azrieli Group Ltd.	345,004
59,461	Bezeq The Israeli Telecommunication Corp. Ltd.	118,009
132,311	Harel Insurance Investments & Financial Services Ltd.	486,894
12,673	Mobileye N.V.*	607,163

		1,557,070

	Italy - 1.1%
135,478	Anima Holding S.p.A.(1)	680,055
16,177	Banca Generali S.p.A.	334,889
132,228	Banca Popolare dell’Emilia Romagna SC	543,993
46,402	Buzzi Unicem S.p.A.	931,300
15,132	Cerved Information Solutions S.p.A.	126,996
23,947	Enel S.p.A.	110,218
10,560	Eni S.p.A.	161,991
53,081	FinecoBank Banca Fineco S.p.A.	315,810
59,287	Leonardo-Finmeccanica S.p.A.*	677,275
11,951	Massimo Zanetti Beverage Group S.p.A.(1)	101,746
9,682	Snam S.p.A.	56,045

		4,040,318

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Japan - 5.9%
11,645	Aeon Delight Co., Ltd.	$354,066
15,430	Aizawa Securities Co., Ltd.	86,750
12,690	Alpine Electronics, Inc.	137,085
29,091	Alps Electric Co., Ltd.	647,953
5,475	Amano Corp.	88,569
7,045	Aoyama Trading Co., Ltd.	259,433
9,310	Bandai Namco Holdings, Inc.	246,774
1,180	Chugai Pharmaceutical Co., Ltd.	44,098
1,000	Ci:z Holdings Co., Ltd.	24,607
7,753	CYBERDYNE, Inc.*	149,340
9,445	Daifuku Co., Ltd.	198,459
2,270	Daiichikosho Co., Ltd.	103,628
2,154	Daito Trust Construction Co., Ltd.	361,699
8,982	Dena Co., Ltd.	229,654
1,891	Disco Corp.	193,794
8,665	Doshisha Co., Ltd.	181,261
8,450	Eiken Chemical Co., Ltd.	196,953
3,100	Eisai Co., Ltd.	181,262
2,595	FamilyMart Co., Ltd.	152,810
7,345	Fuji Heavy Industries Ltd.	280,614
7,280	Fujimi, Inc.	122,312
3,344	GMO Payment Gateway, Inc.	191,890
4,630	Hakuhodo DY Holdings, Inc.	54,038
6,439	Harmonic Drive Systems, Inc.	200,599
40,895	Hazama Ando Corp.	252,045
6,165	HI-LEX Corp.	163,559
5,864	HIS Co., Ltd.	156,194
10,430	Hitachi Transport System Ltd.	203,320
13,745	Hosiden Corp.	84,088
7,105	Inaba Denki Sangyo Co., Ltd.	257,293
13,250	Inpex Corp.	105,335
4,067	Iriso Electronics Co., Ltd.	237,719
13,800	Isuzu Motors Ltd.	178,643
5,570	ITOCHU Corp.	63,152
10,378	Japan Aviation Electronics Industry Ltd.	152,642
6,990	Japan Petroleum Exploration Co., Ltd.	145,910
11,988	JGC Corp.	175,500
1,730	JSR Corp.	23,630
4,030	KDDI Corp.	123,669
9,698	Kenedix, Inc.	39,051
962	Keyence Corp.	678,569
23,575	Kinden Corp.	284,554
4,500	Kissei Pharmaceutical Co., Ltd.	102,492
1,000	Kose Corp.	92,089
5,221	Kubota Corp.	75,637
10,555	Kuroda Electric Co., Ltd.	193,234
6,853	M3, Inc.	219,289
3,856	Mabuchi Motor Co., Ltd.	174,609
6,100	Medipal Holdings Corp.	99,821
5,888	Melco Holdings, Inc.	167,675
4,030	Mitsubishi Chemical Holdings Corp.	21,768
4,950	Mitsubishi Corp.	85,163
6,710	Mitsubishi Electric Corp.	78,228
4,881	Mitsubishi Heavy Industries Ltd.	20,749
54,775	Mitsubishi UFJ Financial Group, Inc.	276,916
5,547	MonotaRO Co., Ltd.	161,263
9,690	MS&AD Insurance Group Holdings, Inc.	279,186
8,067	Murata Manufacturing Co., Ltd.	984,994
11,755	Nichicon Corp.	86,848
14,944	Nidec Corp.	1,356,034
2,508	Nintendo Co., Ltd.	520,579
9,990	Nippo Corp.	183,644
7,940	Nippon Ceramic Co., Ltd.	157,473
1,875	Nippon Paint Holdings Co., Ltd.	51,223
350	Nippon Shokubai Co., Ltd.	22,013

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

2,109	Nippon Telegraph & Telephone Corp. ADR	$100,030
13,215	Nippon Television Holdings, Inc.	221,699
9,880	Nissin Kogyo Co., Ltd.	146,357
11,715	NSD Co., Ltd.	193,948
10,295	NTT DoCoMo, Inc.	279,657
2,150	Olympus Corp.	74,192
3,030	Ono Pharmaceutical Co., Ltd.	108,983
4,925	Optex Co., Ltd.	113,871
7,855	Pal Co., Ltd.	184,550
22,385	PanaHome Corp.	176,491
238,390	Pioneer Corp.*	433,388
32,640	San-In Godo Bank Ltd.	250,746
2,190	Sankyo Co., Ltd.	79,737
11,379	SCREEN Holdings Co., Ltd.	134,792
14,525	SCSK Corp.	605,916
786	Seven & I Holdings Co., Ltd.	32,637
7,665	Shikoku Electric Power Co., Inc.	80,054
820	Shin-Etsu Chemical Co., Ltd.	55,956
2,910	Shionogi & Co., Ltd.	150,935
5,764	Sony Corp.	189,214
8,730	Sumco Corp.	64,841
10,830	Sumitomo Real Estate Sales Co., Ltd. REIT	231,560
3,420	Suzuki Motor Corp.	104,735
16,040	T&D Holdings, Inc.	163,576
12,400	Tachi-S Co., Ltd.	213,127
14,725	Taihei Dengyo Kaisha Ltd.	150,660
9,031	Taisei Corp.	81,218
3,213	Takara Leben Co., Ltd.	25,116
1,100	Takeda Pharmaceutical Co., Ltd.	49,014
28,955	Takuma Co., Ltd.	251,026
11,649	TDK Corp.	714,739
7,915	Tenma Corp.	141,638
9,483	Tokai Rika Co., Ltd.	179,989
9,010	Tokyo Gas Co., Ltd.	38,355
3,050	Tokyo Ohka Kogyo Co., Ltd.	90,379
9,885	Toyota Industries Corp.	443,692
2,180	Toyota Motor Corp.	122,156
7,320	TS Tech Co., Ltd.	166,674
15,805	TV Asahi Holdings Corp.	259,304
14,590	Ushio, Inc.	180,195
6,095	W-Scope Corp.	141,212
6,370	Yamato Kogyo Co., Ltd.	179,862
12,235	Yamazen Corp.	105,082
7,840	Yondoshi Holdings, Inc.	159,932

		21,294,683

	Jersey - 0.5%
113,709	Highland Gold Mining Ltd.	214,445
14,365	Randgold Resources Ltd. ADR	1,689,468

		1,903,913

	Kenya - 0.0%
194,100	Safaricom Ltd.	36,466

	Luxembourg - 0.3%
31,189	BRAAS Monier Building Group S.A.	755,158
3,028	Millicom International Cellular S.A.	161,677
9,442	SES S.A.	206,886
3,177	Tenaris S.A.	40,907

		1,164,628

	Malaysia - 0.1%
280,097	Inari Amertron Bhd	213,474
3,108	Kuala Lumpur Kepong Bhd	17,665

		231,139

	Mauritius - 0.2%
901,335	CIEL Ltd.	150,560

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

74,500	MCB Group Ltd.	$434,723

		585,283

	Mexico - 0.0%
99,400	America Movil S.A.B. de C.V. Series L	57,201
5,590	Mexichem S.A.B. de C.V.	12,197

		69,398

	Netherlands - 1.3%
10,219	Akzo Nobel N.V.	660,586
7,584	Heineken N.V.	715,743
1,288	IMCD Group N.V.	54,611
50,376	ING Groep N.V.	563,204
515	InterXion Holding N.V.*	19,508
6,752	NXP Semiconductors N.V.*	567,776
600	Patheon N.V.*	15,516
13,076	Royal Dutch Shell plc Class A	337,625
33,250	Van Lanschot N.V.	557,956
25,735	Wolters Kluwer N.V.	1,082,765

		4,575,290

	New Zealand - 0.0%
19,717	New Zealand Refining Co., Ltd.	34,855
7,941	Z Energy Ltd.	49,177

		84,032

	Norway - 0.1%
1,881	Entra ASA(1)	19,983
6,724	Statoil ASA	106,894
2,887	TGS Nopec Geophysical Co. ASA	48,375
1,287	Yara International ASA	41,958

		217,210

	Peru - 0.1%
20,960	Cia de Minas Buenaventura SAA ADR*	307,064

	Philippines - 0.0%
67,000	Cemex Holdings Philippines*(1)	16,924

	Romania - 0.1%
21,104	Fondul Proprietatea SA/Fund GDR*	210,469

	Russia - 0.5%
42,586	Lenta Ltd. GDR*	319,821
17,234	Magnit PJSC GDR	661,269
29,303	X5 Retail Group N.V. GDR*	638,805

		1,619,895

	Singapore - 0.8%
102,281	Ascendas REIT	187,438
1,001	Broadcom Ltd.	162,142
408,361	CapitaLand Commerical Trust REIT	459,743
9,078	First Resources Ltd.	10,977
35,700	Fortune Real Estate Investment Trust REIT	45,821
167,500	Genting Singapore plc	98,612
52,631	Golden Agri-Resources Ltd.	14,178
364,895	Keppel REIT	290,537
7,702	Keppel DC REIT	6,953
133,203	Mapletree Commercial Trust REIT	157,475
166,027	Singapore Exchange Ltd.	937,416
107,190	Suntec REIT	134,146
25,976	United Overseas Bank Ltd.	356,425
38,514	Wilmar International Ltd.	89,355

		2,951,218

	South Africa - 0.0%
551	Naspers Ltd. Class N	86,465

	South Korea - 0.6%
912	Eo Technics Co., Ltd.	87,879
23,883	Finetex EnE, Inc.*	153,463

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

4,044	G-SMATT GLOBAL Co., Ltd.*	$104,566
2,804	Hyundai Development Co-Engineering & Construction	111,165
1,444	Koh Young Technology, Inc.	60,362
5,228	Korea Electric Power Corp.	286,227
4,225	KT Corp. ADR	64,474
460	NAVER Corp.	291,863
821	Samsung Electronics Co., Ltd.	1,129,677

		2,289,676

	Spain - 0.1%
951	Axiare Patrimonio SOCIMI S.A. REIT	12,974
18,199	Iberdrola S.A.	125,044
404	Iberdrola S.A.*	2,776
2,514	Industria de Diseno Textil S.A.	86,943

		227,737

	Sweden - 0.1%
1,650	Arcam AB*	32,096
2,416	BillerudKorsnas AB	41,994
48,833	Cloetta AB Class B	178,045
1,568	D Carnegie & Co. AB*	19,894
1,587	Fastighets AB Balder Class B*	43,377
754	Hufvudstaden AB Class A	12,592
9,415	Sandvik AB	100,880

		428,878

	Switzerland - 0.8%
6,439	ABB Ltd. ADR*	136,829
365	Actelion Ltd.*	64,653
284	Cie Financiere Richemont S.A.	17,265
14,122	Julius Baer Group Ltd.*	579,059
14,248	LafargeHolcim Ltd.*	677,505
548	Novartis AG	45,453
1,480	Roche Holding AG	377,797
47	Swisscom AG	23,122
419	Syngenta AG*	164,110
3,851	TE Connectivity Ltd.	232,138
37,794	UBS Group AG	519,558
17,682	Weatherford International plc*	100,434

		2,937,923

	Taiwan - 2.7%
29,703	Accton Technology Corp.	51,593
15,967	Advanced Ceramic X Corp.	87,792
33,836	Advantech Co., Ltd.	263,298
93,061	Aerospace Industrial Development Corp.	127,496
35,380	Airtac International Group	265,151
6,837	ASPEED Technology, Inc.	70,363
49,797	Catcher Technology Co., Ltd.	347,200
52,694	Chicony Electronics Co., Ltd.	130,388
68,791	Chroma ATE, Inc.	173,499
4,400	Chunghwa Precision Test Tech Co., Ltd.	104,687
163,219	E Ink Holdings, Inc.*	96,883
39,201	Egis Technology, Inc.*	234,184
86,234	Globalwafers Co., Ltd.	176,786
22,300	Himax Technologies, Inc. ADR	199,585
228,754	Hota Industrial Manufacturing Co., Ltd.	1,042,075
45,575	Kingpak Technology, Inc.	368,273
29,679	Land Mark Optoelectronics Corp.	474,525
5,248	Largan Precision Co., Ltd.	564,202
19,249	Parade Technologies Ltd.	171,021
15,148	PChome Online, Inc.	170,365
15,268	Silergy Corp.	197,484
5,819	Silicon Motion Technology Corp. ADR	300,842
26,362	Sinbon Electronics Co., Ltd.	62,931
28,308	Sporton International, Inc.	158,864
100,602	Superalloy Industrial Co., Ltd.	632,896

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

232,784	Taiwan Semiconductor Manufacturing Co., Ltd.	$1,257,427
99,262	Tung Thih Electronic Co., Ltd.	1,347,390
51,700	Vanguard International Semiconductor Corp.	93,760
9,989	Voltronic Power Technology Corp.	159,180
98,068	Win Semiconductors Corp.	180,036
86,463	Yageo Corp.	147,419

		9,657,595

	Thailand - 0.4%
81,371	Delta Electronics Thailand PCL	166,457
436,997	KCE Electronics PCL	1,217,017

		1,383,474

	United Arab Emirates - 0.0%
90,124	Dubai Parks & Resorts PJSC*	40,616

	United Kingdom - 3.2%
75,492	Acacia Mining plc	558,441
391	ASOS plc*	23,344
12,843	AstraZeneca plc	859,815
10,080	AstraZeneca plc ADR	344,131
22,736	BAE Systems plc	160,529
236,395	Balfour Beatty plc*	693,445
25,287	BBA Aviation plc	79,618
1,629	Big Yellow Group plc REIT	15,272
25,012	BP plc	141,509
7,497	British American Tobacco plc	478,495
27,837	BT Group plc	152,086
1,435	Cardtronics plc Class A*	63,126
825	CNH Industrial N.V.	5,882
307,773	Cobham plc	697,784
567	Croda International plc	24,933
6,980	Delphi Automotive plc	473,384
24,606	Domino’s Pizza Group plc	129,224
9,227	Ensco plc Class A	84,612
36,521	Hunting plc	197,716
11,478	Imperial Brands plc	604,856
3,341	Informa plc	31,566
180,170	Intu Properties plc REIT	714,434
1	Liberty Global plc LiLAC*	35
169	Liberty Global plc LiLAC Class A*	5,805
11,522	National Grid plc	165,212
1,339	Nielsen Holdings plc	72,118
12,846	Nomad Foods Ltd.*	113,687
2,724	PureCircle Ltd.*	11,284
106,541	QinetiQ Group plc	316,367
3,619	Reckitt Benckiser Group plc	350,898
3,226	RELX N.V.	58,130
498	RELX plc	9,456
3,356	Rio Tinto plc	108,910
8,034	RPC Group plc	91,675
3,974	SABMiller plc	232,201
3,354	Safestore Holdings plc REIT	16,442
854	Shaftesbury plc REIT	10,547
14,835	Sky plc	180,666
6,297	Smith & Nephew plc	103,580
3,916	Tate & Lyle plc	37,475
56,499	Tesco plc*	116,491
11,785	Tritax Big Box plc REIT	21,257
4,262	UBM plc	37,827
16,381	Ultra Electronics Holdings plc	370,783
8,163	Unilever plc	381,890
2,850	UNITE Group plc	23,884
18,010	Willis Towers Watson plc	2,226,396
6,185	Zegona Communications plc*	9,209

		11,606,427

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	United States - 21.8%
3,684	Abbott Laboratories	$164,859
1,489	Acacia Communications, Inc.*	96,830
767	Acadia Healthcare Co., Inc.*	43,336
359	Acadia Realty Trust REIT	13,520
2,042	Accenture plc Class A	230,358
105,830	ACCO Brands Corp.*	1,189,529
427	Acuity Brands, Inc.	112,058
3,121	Adecoagro S.A.*	34,206
21,763	Advance Auto Parts, Inc.	3,696,663
638	Aetna, Inc.	73,504
208	AGCO Corp.	10,017
314,977	Alacer Gold Corp.*	803,334
3,620	Alkermes plc*	180,638
3,250	Alleghany Corp.*	1,766,375
933	Allegion plc	67,540
2,152	Allergan plc*	544,348
1,189	Alliance Data Systems Corp.*	275,396
2,942	Alliant Energy Corp.	118,415
876	Alnylam Pharmaceuticals, Inc.*	59,638
1,199	Alphabet, Inc. Class A*	948,817
1,712	Alphabet, Inc. Class C*	1,316,168
7,609	Altria Group, Inc.	515,129
2,059	Amazon.com, Inc.*	1,562,390
5,415	American Express Co.	349,051
1,664	American Tower Corp. REIT	192,641
5,048	AMETEK, Inc.	237,407
2,698	Anadarko Petroleum Corp.	147,122
404	Andersons, Inc.	14,940
887	Apartment Investment & Management Co. Class A, REIT	40,775
3,936	Apple, Inc.	410,171
3,690	Applied Materials, Inc.	97,010
43,580	Aramark	1,562,343
1,155	Archer-Daniels-Midland Co.	52,067
17,914	Arena Pharmaceuticals, Inc.*	29,916
315,894	Argonaut Gold, Inc.*	866,159
1,550	Arista Networks, Inc.*	110,468
333	athenahealth, Inc.*	42,554
1,830	Automatic Data Processing, Inc.	162,778
368	AvalonBay Communities, Inc. REIT	68,319
2,939	Avangrid, Inc.	132,666
198,280	Avon Products, Inc.	807,000
6,177	Baker Hughes, Inc.	295,446
1,540	Ball Corp.	108,832
35,878	Bank of America Corp.	519,872
2,569	Baxter International, Inc.	123,363
951	Becton Dickinson and Co.	167,376
19,560	Belden, Inc.	1,431,988
161,456	Bizlink Holding, Inc.	994,142
1,400	Boeing Co.	187,124
4,094	Boise Cascade Co.*	111,234
465	Boston Properties, Inc. REIT	66,090
12,132	Boston Scientific Corp.*	294,565
8,355	Bristol-Myers Squibb Co.	625,038
1,486	Bunge Ltd.	97,838
777	Cabot Corp.	37,832
2,064	Cabot Oil & Gas Corp.	50,919
940	CACI International, Inc. Class A*	89,610
9,794	Capital One Financial Corp.	656,982
1,021	Cardinal Health, Inc.	85,356
9,112	Carlisle Cos., Inc.	941,178
1,211	Celanese Corp. Series A	76,802
2,420	Celgene Corp.*	271,500
1,600	Cerner Corp.*	99,824
4,063	CF Industries Holdings, Inc.	100,275
1,679	Charter Communications, Inc. Class A*	394,347

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

1,401	Cheniere Energy, Inc.*	$58,604
3,773	Chevron Corp.	386,657
525	Cigna Corp.	67,704
18,069	Citigroup, Inc.	791,603
5,953	Cognizant Technology Solutions Corp. Class A*	342,238
651	Coherent, Inc.*	69,039
3,624	Colfax Corp.*	106,401
6,072	Colgate-Palmolive Co.	451,939
9,630	Comcast Corp. Class A	647,617
11,107	Comerica, Inc.	502,481
1,110	Community Health Systems, Inc.*	14,175
3,795	ConocoPhillips Co.	154,912
1,010	Constellation Brands, Inc. Class A	166,276
15,920	Conyers Park Acquisition Corp. UNIT*	164,613
2,526	Costco Wholesale Corp.	422,398
8,531	Coty, Inc. Class A	229,228
1,468	Crown Holdings, Inc.*	77,760
32,150	CST Brands, Inc.	1,437,748
204	CyrusOne, Inc. REIT	11,183
14,620	Danaher Corp.	1,190,653
890	Darling Ingredients, Inc.*	14,044
707	Deere & Co.	54,941
6,390	Deltic Timber Corp.	440,399
2,546	Devon Energy Corp.	97,461
40,500	Dorian LPG Ltd.*	249,885
1,324	Douglas Emmett, Inc. REIT	50,365
3,303	Dow Chemical Co.	177,272
4,112	Dr Pepper Snapple Group, Inc.	405,073
1,898	Duke Energy Corp.	162,450
2,184	Duke Realty Corp. REIT	62,877
2,688	Eaton Corp. plc	170,446
472	Edison International	36,523
280	Education Realty Trust, Inc. REIT	13,479
2,851	Electronic Arts, Inc.*	217,588
5,143	Eli Lilly & Co.	426,303
1,290	Empire State Realty Trust, Inc. Class A, REIT	27,077
757	Energen Corp.	35,867
2,801	Envision Healthcare Holdings, Inc.*	68,877
1,694	EOG Resources, Inc.	138,400
1,104	Equifax, Inc.	146,236
115	Equinix, Inc. REIT	42,880
531	Equity LifeStyle Properties, Inc. REIT	43,669
1,877	Equity One, Inc. REIT	62,448
21,930	Era Group, Inc.*	192,545
58	Essex Property Trust, Inc. REIT	13,565
3,230	Estee Lauder Cos., Inc. Class A	300,067
2,549	Eversource Energy	149,091
1,927	Expedia, Inc.	224,785
282	Extra Space Storage, Inc. REIT	24,258
7,509	Exxon Mobil Corp.	667,926
3,489	Facebook, Inc. Class A*	432,427
198	Federal Realty Investment Trust REIT	33,601
2,791	FedEx Corp.	451,863
1,117	First Solar, Inc.*	52,142
12,840	Fiserv, Inc.*	1,417,022
2,235	FMC Technologies, Inc.*	56,724
1,639	Forest City Realty Trust, Inc. Class A REIT	38,762
7,260	Fortive Corp.*	350,005
2,731	Fortune Brands Home & Security, Inc.	172,790
22,230	GATX Corp.	994,348
1,025	General Dynamics Corp.	150,562
1,470	General Growth Properties, Inc. REIT	46,966
9,470	General Motors Co.	298,684
2,256	Genesee & Wyoming, Inc. Class A*	146,076
7,856	Genpact Ltd.*	210,305
5,242	Global Payments, Inc.	391,368

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

9,996	Graphic Packaging Holding Co.	$136,345
1,058	Halliburton Co.	46,192
2,049	HCA Holdings, Inc.*	158,039
1,767	HD Supply Holdings, Inc.*	63,948
865	Healthcare Trust of America, Inc. Class A, REIT	29,453
895	Heico Corp. Class A	51,615
818	Highwoods Properties, Inc. REIT	45,579
5,366	Hilton Worldwide Holdings, Inc.	124,438
3,087	HollyFrontier Corp.	78,472
2,669	Honeywell International, Inc.	310,485
1,803	Host Hotels & Resorts, Inc. REIT	31,985
1,890	Huron Consulting Group, Inc.*	116,178
3,236	Illinois Tool Works, Inc.	373,434
633	Illumina, Inc.*	105,300
3,580	Incyte Corp.*	322,952
2,711	Ingersoll-Rand plc	179,631
44	Ingevity Corp.*	1,684
9,246	Intel Corp.	322,316
1,551	International Paper Co.	71,051
2,189	Interpublic Group of Cos., Inc.	50,478
1,700	Intersil Corp. Class A	25,976
11,409	Invesco Ltd.	332,915
4,884	Ironwood Pharmaceuticals, Inc.*	69,011
1,577	J.B. Hunt Transport Services, Inc.	131,096
1,904	Johnson & Johnson	238,438
8,365	JP Morgan Chase & Co.	535,109
941	Kansas City Southern	90,440
614	Kennedy-Wilson Holdings, Inc. REIT	12,925
370	Kilroy Realty Corp. REIT	27,088
2,922	Kinder Morgan, Inc.	59,404
579	Kirby Corp.*	31,550
7,771	Knight Transportation, Inc.	231,809
7,361	Kroger Co.	251,673
701	Lam Research Corp.	62,929
1,539	Las Vegas Sands Corp.	77,950
3,869	Liberty Global plc Class A*	122,686
43,227	Liberty Global plc Series C*	1,337,876
4,979	Liberty Interactive Corp. QVC Group Class A*	133,487
560	LifePoint Health, Inc.*	33,141
873	Lockheed Martin Corp.	220,633
2,597	Louisiana-Pacific Corp.*	52,459
5,460	Lowe’s Cos., Inc.	449,249
531	LTC Properties, Inc. REIT	28,424
2,152	Lumentum Holdings, Inc.*	65,098
1,275	LyondellBasell Industries N.V. Class A	95,956
697	M/A-COM Technology Solutions Holdings, Inc.*	27,538
3,452	Martin Marietta Materials, Inc.	699,548
32,590	Maxim Integrated Products, Inc.	1,329,020
859	McDonald’s Corp.	101,061
1,059	McKesson Corp.	206,039
3,441	Medicines Co.*	134,578
4,771	Medtronic plc	418,083
6,752	Merck & Co., Inc.	396,072
1,021	Microchip Technology, Inc.	56,808
1,644	Microsoft Corp.	93,182
528	MKS Instruments, Inc.	24,119
827	Mohawk Industries, Inc.*	172,793
13,063	Molson Coors Brewing Co. Class B	1,334,516
9,994	Mondelez International, Inc. Class A	439,536
2,868	Monsanto Co.	306,216
1,583	Monster Beverage Corp.*	254,277
1,615	Moog, Inc. Class A*	88,938
2,532	Mosaic Co.	68,364
27,080	Motorola Solutions, Inc.	1,878,810
4,645	Mylan N.V.*	217,340
3,764	National CineMedia, Inc.	58,643

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

258	National Health Investors, Inc. REIT	$20,271
1,878	National Oilwell Varco, Inc.	60,753
3,279	Netflix, Inc.*	299,209
3,152	NextEra Energy, Inc.	404,370
2,890	NIKE, Inc. Class B	160,395
1,279	Norfolk Southern Corp.	114,829
608	Northrop Grumman Corp.	131,711
2,465	NOW, Inc.*	45,134
1,670	Nucor Corp.	89,579
10,531	NVIDIA Corp.	601,320
930	O’Reilly Automotive, Inc.*	270,286
1,955	Oceaneering International, Inc.	54,505
5,556	Oclaro, Inc.*	31,836
3,760	OGE Energy Corp.	120,959
3,225	OMNOVA Solutions, Inc.*	30,541
2,900	Outfront Media, Inc. REIT	67,483
1,247	Owens-Illinois, Inc.*	23,431
923	Packaging Corp. of America	68,939
2,519	Pattern Energy Group, Inc.	61,388
4,072	Patterson-UTI Energy, Inc.	78,956
3,832	PayPal Holdings, Inc.*	142,704
20,377	Pentair plc	1,300,460
4,907	PepsiCo, Inc.	534,470
1,603	Physicians Realty Trust REIT	34,817
389	Pioneer Natural Resources Co.	63,240
8,083	PNC Financial Services Group, Inc.	668,060
1,731	Polaris Industries, Inc.	170,936
17,140	Post Holdings, Inc.*	1,485,524
237	PS Business Parks, Inc. REIT	26,281
205	Public Storage REIT	48,979
6,825	Pure Storage, Inc. Class A*	85,995
625	QTS Realty Trust, Inc. Class A, REIT	35,781
14,300	Quanta Services, Inc.*	366,080
771	Regeneron Pharmaceuticals, Inc.*	327,768
3,984	Reinsurance Group of America, Inc.	395,412
1,160	Retail Opportunity Investments Corp. REIT	26,483
760	Retail Properties of America, Inc. Class A, REIT	13,399
1,900	Rexford Industrial Realty, Inc. REIT	43,434
852	Rogers Corp.*	58,311
1,727	Salesforce.com, Inc.*	141,269
30,540	Samsonite International S.A.	86,971
2,489	Schlumberger Ltd.	200,414
128,105	Scorpio Tankers, Inc.	609,780
12,430	SEACOR Holdings, Inc.*	702,544
7,002	Seagate Technology plc	224,274
585	Sempra Energy	65,450
2,650	ServiceNow, Inc.*	198,538
606	Sherwin-Williams Co.	181,636
625	Simon Property Group, Inc. REIT	141,900
1,206	Skyworks Solutions, Inc.	79,620
1,305	Southwestern Energy Co.*	19,027
8,606	SS&C Technologies Holdings, Inc.	277,285
1,547	St. Jude Medical, Inc.	128,463
3,550	Steel Dynamics, Inc.	95,211
1,662	STORE Capital Corp. REIT	51,838
1,160	Stryker Corp.	134,885
935	Summit Hotel Properties, Inc. REIT	13,258
384	Sun Communities, Inc. REIT	30,394
2,967	SunEdison Semiconductor Ltd.*	19,137
3,175	SunPower Corp.*	46,292
12,270	Swift Transportation Co.*	236,197
1,990	Team Health Holdings, Inc.*	81,272
433	Teledyne Technologies, Inc.*	45,465
18,460	Tesco Corp.	122,021
891	Thermo Fisher Scientific, Inc.	141,526
4,793	TransUnion*	156,827

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

5,000	Tutor Perini Corp.*	$125,600
6,629	Twenty-First Century Fox, Inc. Class A	176,597
955	Twenty-First Century Fox, Inc. Class B	25,814
2,357	Twitter, Inc.*	39,220
1,849	UGI Corp.	83,686
2,215	Ultragenyx Pharmaceutical, Inc.*	140,165
2,679	UnitedHealth Group, Inc.	383,633
90	Vail Resorts, Inc.	12,876
3,056	Valero Energy Corp.	159,768
1,132	Vantiv, Inc. Class A*	62,000
4,415	VEREIT, Inc. REIT	48,830
5,130	VeriFone Systems, Inc.*	98,291
1,428	Verizon Communications, Inc.	79,125
6,707	Visa, Inc. Class A	523,481
10,050	Vulcan Materials Co.	1,245,999
1,834	WageWorks, Inc.*	113,360
440	Walgreens Boots Alliance, Inc.	34,870
1,210	Walt Disney Co.	116,099
750	WellCare Health Plans, Inc.*	80,100
32,200	Wells Fargo & Co.	1,544,634
1,461	WESCO International, Inc.*	81,436
402	Westlake Chemical Corp.	18,387
237	WestRock Co.	10,170
1,338	WEX, Inc.*	125,344
1,080	Whirlpool Corp.	207,749
819	Workday, Inc. Class A*	68,255
17,846	XPO Logistics, Inc.*	528,599
439	Zoetis, Inc.	22,156

		78,821,804

	Total Common Stocks (cost $188,777,386)	207,123,860

Convertible Bonds - 0.1%
	Electrical Components & Equipment - 0.1%
	SunPower Corp.
544,000	0.88%, 06/01/2021	439,280

Exchange Traded Funds - 5.8%
	Other Investment Pools & Funds - 5.8%
18,400	iShares MSCI EAFE ETF	1,067,568
743,320	PowerShares Senior Loan Portfolio	17,245,024
26,400	SPDR Barclays Convertible Securities ETF	1,204,896
4,913	SPDR S&P 500 ETF Trust	1,066,858
22,400	TOPIX Exchange Traded Fund	290,058

	Total Exchange Traded Funds (cost $21,612,141)	20,874,404

Preferred Stocks - 0.2%
	United States - 0.2%
655	Airbnb, Inc. Series E*(1)(9)(10)	81,705
4,710	Nutanix, Inc.*(1)(9)(10)	63,820
8,725	Pinterest, Inc. Series G*(1)(9)(10)	56,276
6,334	Southwestern Energy Co. Series B	211,239
4,556	Uber Technologies, Inc.*(1)(9)(10)	222,206

	Total Preferred Stocks (cost $558,154)	635,246

Warrants - 0.0%
	British Virgin Islands - 0.0%
69,500	Atlas Mara Ltd., Expires 8/21/17*	1,390

	Greece - 0.0%
171,372	Alpha Bank A.E., Expires 12/10/17*	383

	United States - 0.0%
46,000	Hangzhou Hikvision Digital Technology Co., Ltd., Expires 7/13/19*	178,678

	Total Warrants (cost $518,360)	180,451

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Total Long-Term Investments (cost $334,873,569)		352,144,633
Short-Term Investments - 4.1%
	Other Investment Pools & Funds - 4.1%
14,784,237	Federated Prime Obligations Fund		$14,784,237

	Total Short-Term Investments (cost $14,784,237)		14,784,237

	Total Investments Excluding Purchased Options (cost $349,657,806)	101.6%	$366,928,870
	Total Purchased Options (cost $363,399)	0.1%	$36,198

	Total Investments (cost $350,021,205)^	101.7%	$366,965,068
	Other Assets and Liabilities	(1.7)%	(5,968,861)

	Total Net Assets	100.0%	$360,996,207

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2016, the Fund invested 0.3% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$31,146,082
Unrealized Depreciation	(14,202,219)

Net Unrealized Appreciation	$16,943,863

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $15,195,395, which represents 4.2% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $20,746,545, which represents 5.7% of total net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $183,062 at July 31, 2016.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Securities disclosed are interest-only strips.
(8)	Represents or includes a TBA transaction.

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(9)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
07/2015	655	Airbnb, Inc. Series E Preferred	$60,977
12/2015	360,136	Kingsgate Consolidated Ltd.	328,105
04/2015	948,010	Mirabela Nickel Ltd.	96,780
08/2014	4,710	Nutanix, Inc. Preferred	63,097
03/2015	8,725	Pinterest, Inc. Series G Preferred	62,638
06/2014	4,556	Uber Technologies, Inc. Preferred	70,677

			$682,274

At July 31, 2016, the aggregate value of these securities was $566,116, which represents 0.2% of total net assets.
(10)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $566,116, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

OTC Option Contracts Outstanding at July 31, 2016
Description	Counterparty	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
CBOE SPX Volatility Index	MSC	28.00 USD	10/19/16	USD	45	$4,500	$6,392	$(1,892)

Puts
USD Put/CNY Call Option	DEUT	6.15 CNY per USD	11/17/16	USD	18,308,748	$3,186	$120,838	$(117,652)
USD Put/NOK Call Option	BNP	7.72 NOK per USD	11/07/16	USD	2,940,250	3,896	37,724	(33,828)

Total Puts					21,248,998	$7,082	$158,562	$(151,480)

Total purchased option contracts					21,249,043	$11,582	$164,954	$(153,372)

OTC Swaption Contracts Outstanding at July 31, 2016
Description	Counterparty	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
Interest Rate Swaption USD	BOA	0.68%	01/24/17	JPY	1,002,640,000	$17,028	$182,112	$(165,084)

Total purchased swaption contracts					1,002,640,000	$17,028	$182,112	$(165,084)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Exchange Traded Option Contracts Outstanding at July 31, 2016
Description	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
SPDR S&P 500 ETF Trust Index Option	220.00 USD	09/16/16	USD	36	$6,588	$7,940	$(1,352)

Puts
SPDR S&P 500 ETF Trust Index Option	160.00 USD	09/16/16	USD	57	$285	$5,531	$(5,246)
SPDR S&P 500 ETF Trust Index Option	155.00 USD	10/21/16	USD	55	715	2,862	(2,147)

Total Puts				112	$1,000	$8,393	$(7,393)

Total purchased option contracts				148	$7,588	$16,333	$(8,745)

Written option contracts:
Calls
iPath S&P 500 Vix Short-Term	34.00 USD	12/16/16	USD	(94)	$(2,350)	$(10,620)	$8,270
Proshares Vix Short-Term	70.00 USD	09/16/16	USD	(70)	(28,840)	(13,778)	(15,062)

Total Calls				(164)	$(31,190)	$(24,398)	$(6,792)

Puts
iShares MSCI Emerging Markets ETF	33.00 USD	10/21/16	USD	(107)	$(4,762)	$(6,737)	$1,975
SPDR S&P 500 ETF Trust Index Option	190.00 USD	10/21/16	USD	(55)	(4,840)	(15,617)	10,777
SPDR S&P 500 ETF Trust Index Option	160.00 USD	12/16/16	USD	(88)	(5,016)	(78,271)	73,255
SPDR S&P 500 ETF Trust Index Option	170.00 USD	12/16/16	USD	(41)	(3,690)	(31,568)	27,878
SPDR S&P 500 ETF Trust Index Option	185.00 USD	12/16/16	USD	(38)	(6,574)	(21,076)	14,502
SPDR S&P 500 ETF Trust Index Option	190.00 USD	12/16/16	USD	(37)	(8,066)	(23,113)	15,047

Total Puts				(366)	$(32,948)	$(176,382)	$143,434

Total written option contracts				(530)	$(64,138)	$(200,780)	$136,642

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10-Year Mini JGB Future	70	09/09/2016	$10,423,239	$10,481,305	$58,066
Australian 3-Year Bond Future	9	09/15/2016	773,232	775,855	2,623
CAC40 10 Euro Future	92	08/19/2016	4,467,717	4,566,294	98,577
CBOE VIX Future	23	11/16/2016	452,109	419,175	(32,934)
Euro-BOBL Future	10	09/08/2016	1,484,437	1,494,431	9,994
Euro-BUXL 30-Year Bond Future	7	09/08/2016	1,420,792	1,542,036	121,244
Euro-Bund Future	26	09/08/2016	4,772,911	4,877,903	104,992
Euro-Oat Future	13	09/08/2016	2,286,833	2,356,689	69,856
Long Gilt Future	57	09/28/2016	9,789,396	9,878,428	89,032
S&P 500 (E-Mini) Future	97	09/16/2016	10,503,583	10,515,770	12,187
S&P/TSX 60 Index Future	74	09/15/2016	9,357,876	9,585,172	227,296
U.S. Treasury 10-Year Note Future	30	09/21/2016	3,964,388	3,991,406	27,018
U.S. Treasury 10-Year Ultra Future	1	09/21/2016	140,431	146,203	5,772
U.S. Treasury 5-Year Note Future	78	09/30/2016	9,387,649	9,517,219	129,570
U.S. Treasury Ultra Long Term Bond Future	30	09/21/2016	5,229,151	5,715,938	486,787
WTI Crude Future	69	06/20/2017	3,465,241	3,227,130	(238,111)

Total					$1,171,969

Short position contracts:
Australian 10-Year Bond Future	69	09/15/2016	$7,134,846	$7,201,876	$(67,030)
BIST 30 Index Future	882	08/31/2016	2,850,641	2,755,281	95,360
CAC40 10-Year EURO Future	8	08/19/2016	396,786	397,069	(283)
CBOE VIX Future	15	08/17/2016	261,377	207,375	54,002
Euro-BTP Future	10	09/08/2016	1,581,760	1,619,535	(37,775)
Euro-Schatz Future	2	09/08/2016	250,586	250,477	109
NIKKEI 225 Index Future	10	09/08/2016	1,636,543	1,627,873	8,670
NIKKEI 225 Index Future	35	09/08/2016	2,931,109	2,863,000	68,109
SPI 200 Future	45	09/15/2016	4,406,295	4,718,435	(312,140)
U.S. Treasury 2-Year Note Future	34	09/30/2016	7,454,518	7,446,000	8,518

Total					$(182,460)

Total futures contracts					$989,509

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

TBA Sale Commitments Outstanding at July 31, 2016
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$2,260,000	08/01/2031	$(2,371,234)	$(4,231)
FNMA, 3.00%	8,625,000	08/01/2046	(8,975,391)	(31,484)
FNMA, 3.50%	900,000	08/01/2046	(950,555)	(3,023)
FNMA, 4.00%	1,450,000	08/01/2046	(1,554,502)	(475)
FNMA, 4.50%	325,000	08/01/2046	(354,399)	74
FNMA, 4.50%	100,000	09/01/2046	(108,979)	(89)
GNMA, 3.50%	1,575,000	08/01/2046	(1,673,930)	(4,280)
GNMA, 4.00%	2,691,500	08/01/2046	(2,873,912)	(736)

Total (proceeds $18,818,658)			$(18,862,902)	$(44,244)

At July 31, 2016, the aggregate market value of these securities represents (5.2)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Sell protection:
CDX-EMS25V1-5Y	JPM	USD	900,000	1.00%	06/20/21	$—	$(79,878)	$(63,284)	$16,594
CDX-EMS25V1-5Y	GSC	USD	725,000	1.00%	06/20/21	—	(47,693)	(50,953)	(3,260)
CDX-EMS25V1-5Y	GSC	USD	3,400,000	1.00%	06/20/21	—	(228,603)	(238,953)	(10,350)
CDX.EMS.24	GSC	USD	8,175,000	1.00%	06/20/21	—	(691,354)	(574,540)	116,814

Total						$—	$(1,047,528)	$(927,730)	$119,798

Total traded indices						$—	$(1,047,528)	$(927,730)	$119,798

Credit default swaps on single-name issues:
Buy protection:
AllState Corp.	GSC	USD	200,000	(1.00%)/0.36%	12/20/20	$—	$(6,638)	$(5,773)	$865
AllState Corp.	GSC	USD	135,000	(1.00%)/0.36%	12/20/20	—	(4,730)	(3,896)	834
AllState Corp.	GSC	USD	135,000	(1.00%)/0.36%	12/20/20	—	(4,187)	(3,897)	290
AllState Corp.	GSC	USD	65,000	(1.00%)/0.36%	12/20/20	—	(2,120)	(1,876)	244
AllState Corp.	GSC	USD	65,000	(1.00%)/0.36%	12/20/20	—	(2,116)	(1,876)	240
AllState Corp.	GSC	USD	65,000	(1.00%)/0.36%	12/20/20	—	(1,954)	(1,876)	78
AllState Corp.	MSC	USD	280,000	(1.00%)/0.39%	06/20/21	—	(9,070)	(8,457)	613
AllState Corp.	MSC	USD	190,000	(1.00%)/0.39%	06/20/21	—	(6,148)	(5,738)	410
AllState Corp.	MSC	USD	190,000	(1.00%)/0.39%	06/20/21	—	(6,141)	(5,738)	403
Quest Diagnostics, Inc.	BCLY	USD	460,000	(1.00%)/0.53%	06/20/21	—	(9,311)	(10,854)	(1,543)

Total						$—	$(52,415)	$(49,981)	$2,434

Credit default swaps on single-name issues:
Sell protection:
Kingdom of Saudi Arabia	BCLY	USD	343,000	1.00%/1.82%	06/20/21	$—	$(8,059)	$(12,582)	$(4,523)
MetLife, Inc.	JPM	USD	700,000	1.00%/1.26%	06/20/21	—	(7,722)	(7,688)	34
Nordstrom, Inc.	GSC	USD	350,000	1.00%/1.75%	06/20/21	—	(12,091)	(11,805)	286

Total						$—	$(27,872)	$(32,075)	$(4,203)

Total single-name issues						$—	$(80,287)	$(82,056)	$(1,769)

Total OTC contracts						$—	$(1,127,815)	$(1,009,786)	$118,029

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.26	USD	3,275,000	(5.00%)	06/20/21	$(153,342)	$(151,705)	$1,637
CDX.NA.IG.26	USD	350,000	(1.00%)	06/20/21	(4,326)	(4,761)	(435)

Total					$(157,668)	$(156,466)	$1,202

Total					$(157,668)	$(156,466)	$1,202

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2016

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
JPM	6M CHF LIBOR	0.11% Fixed	CHF	6,670,000	03/16/26	$—	$—	$355,283	$355,283
JPM	6M CHF LIBOR	0.11% Fixed	CHF	6,670,000	03/16/26	—	—	17,705	17,705

Total						$—	$—	$372,988	$372,988

OTC Total Return Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counterparty	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
AK Holdings, Inc.	GSC	USD	20,983	(1M LIBOR + 0.55%)	10/31/16	$—	$—	$(149)	$(149)
AK Holdings, Inc.	GSC	USD	5,305	(1M LIBOR + 0.55%)	01/31/17	—	—	(38)	(38)
Alliance Resource Partners	GSC	USD	41,118	1M LIBOR - 2.50%	09/30/16	—	—	—	0
Alliance Resource Partners	GSC	USD	41,715	1M LIBOR - 2.50%	09/30/16	—	—	—	0
Alliance Resource Partners	GSC	USD	35,555	1M LIBOR - 2.50%	09/30/16	—	—	—	0
Alliance Resource Partners	GSC	USD	21,714	1M LIBOR - 2.50%	09/30/16	—	—	—	0
CJ O Shopping Co., Ltd.	GSC	USD	3,496	(1M LIBOR + 0.55%)	08/31/16	—	—	(25)	(25)
CJ O Shopping Co., Ltd.	GSC	USD	92,929	(1M LIBOR + 0.55%)	08/31/16	—	—	(660)	(660)
CJ O Shopping Co., Ltd.	GSC	USD	34,572	(1M LIBOR + 0.55%)	08/31/16	1,944	—	137	(1,807)
CJ O Shopping Co., Ltd.	GSC	USD	39,327	(1M LIBOR + 0.55%)	01/31/17	—	—	(279)	(279)
CKH Food & Health Ltd.	GSC	USD	26,781	(1M LIBOR + 0.55%)	10/31/16	—	—	(190)	(190)
Daesang Corp.	GSC	USD	163,781	(1M LIBOR + 0.55%)	10/31/16	—	—	(1,162)	(1,162)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

GS Home Shopping, Inc.	GSC	USD	121,018	(1M LIBOR + 0.55%)	10/31/16	111	—	$(749)	(860)
GS W Custom Retail	GSC	USD	4,324,808	1M LIBOR - 0.75%	09/30/16	—	—	—	0
GS W Custom Retail	GSC	USD	561,443	1M LIBOR - 0.75%	09/30/16	—	—	—	0
GSCBWSEW	GSC	USD	721,022	1M LIBOR - 0.40%	07/31/17	—	—	—	0
GSCBWSEW	GSC	USD	3,606,230	1M LIBOR - 0.40%	07/31/17	—	—	—	0
GSGLWIIN	GSC	USD	1,568,118	1M LIBOR - 0.40%	04/28/17	—	—	152	152
GSGLWIIN	GSC	USD	1,550,055	1M LIBOR - 0.40%	04/28/17	—	—	150	150
GSGLWIIN	GSC	USD	1,529,824	1M LIBOR - 0.40%	04/28/17	—	—	148	148
GSGLWIIN	GSC	USD	977,597	1M LIBOR - 0.40%	04/28/17	—	—	95	95
Hyundai Home Shopping Network	GSC	USD	18,353	(1M LIBOR + 0.55%)	10/31/16	—	—	(130)	(130)
Hyundai Home Shopping Network	GSC	USD	35,941	(1M LIBOR + 0.55%)	10/31/16	—	—	(255)	(255)
Hyundai Home Shopping Network	GSC	USD	17,260	(1M LIBOR + 0.55%)	01/31/17	—	—	(123)	(123)
Hyundai Mobis Co., Ltd.	GSC	USD	20,406	(1M LIBOR + 0.55%)	11/30/16	—	—	(145)	(145)
Hyundai Mobis Co., Ltd.	GSC	USD	19,488	(1M LIBOR + 0.55%)	12/30/16	—	—	(138)	(138)
Hyundai Mobis Co., Ltd.	GSC	USD	11,464	(1M LIBOR + 0.55%)	01/31/17	—	—	(81)	(81)
Hyundai Wia Corp.	GSC	USD	5,947	(1M LIBOR + 0.55%)	12/30/16	—	—	(42)	(42)
Hyundai Wia Corp.	GSC	USD	20,622	(1M LIBOR + 0.55%)	12/30/16	—	—	(146)	(146)
Hyundai Wia Corp.	GSC	USD	8,882	(1M LIBOR + 0.55%)	01/31/17	—	—	(63)	(63)
iPath S&P 500 VIX	DEUT	USD	150,941	1M LIBOR - 2.65%	09/13/16	—	—	20,057	20,057
iPath S&P 500 VIX	DEUT	USD	108,654	1M LIBOR - 2.65%	09/13/16	—	—	14,438	14,438
iPath S&P 500 VIX	DEUT	USD	2,900	1M LIBOR - 2.65%	09/13/16	—	—	385	385
iPath S&P 500 VIX	DEUT	USD	104,099	1M LIBOR - 2.65%	10/13/16	—	—	13,832	13,832
iPath S&P 500 VIX	DEUT	USD	48,615	1M LIBOR - 2.65%	10/13/16	—	—	6,460	6,460
iPath S&P 500 VIX	DEUT	USD	43,055	1M LIBOR - 2.65%	01/12/17	—	—	6,285	6,285
iPath S&P 500 VIX	MSC	USD	19,120	1M LIBOR - 3.00%	05/24/17	—	—	1,600	1,600
iPath S&P 500 VIX	MSC	USD	37,724	1M LIBOR - 3.00%	07/08/17	—	—	6,207	6,207
iPath S&P 500 VIX	MSC	USD	112,528	1M LIBOR - 3.00%	07/20/17	—	—	9,211	9,211
iPath S&P 500 VIX	MSC	USD	94,531	1M LIBOR - 3.00%	07/31/17	—	—	—	0
iPath S&P 500 VIX Short Term Option	MSC	USD	41,147	1M LIBOR - 3.00%	06/07/17	—	—	9,049	9,049
iPath S&P 500 VIX Short Term Option	JPM	USD	2,718	1M LIBOR - 3.00%	06/30/17	—	—	—	0
iPath S&P 500 VIX Short Term Option	MSC	USD	57,087	1M LIBOR - 3.00%	07/11/17	—	—	8,864	8,864
iShares MSCI Brazil Capped ETF	MSC	USD	1,229,082	1M LIBOR - 0.95%	05/31/17	—	—	—	0
iShares MSCI Brazil Capped ETF	MSC	USD	2,043,808	1M LIBOR - 0.95%	05/31/17	—	—	—	0

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Kangwon Land, Inc.	GSC	USD	181,297	(1M LIBOR + 0.55%)	10/31/16	—	—	$(1,287)	(1,287)
Kangwon Land, Inc.	GSC	USD	56,254	(1M LIBOR + 0.55%)	01/31/17	—	—	(399)	(399)
Kia Motors Corp.	GSC	USD	5,230	(1M LIBOR + 0.55%)	12/30/16	—	—	(37)	(37)
Kia Motors Corp.	GSC	USD	56,695	(1M LIBOR + 0.55%)	12/30/16	—	—	(402)	(402)
Kia Motors Corp.	GSC	USD	19,821	(1M LIBOR + 0.55%)	01/31/17	—	—	(141)	(141)
Kolon Industries, Inc.	GSC	USD	243,241	(1M LIBOR + 0.55%)	10/31/16	—	—	(1,726)	(1,726)
Korea Zinc Co., Ltd.	GSC	USD	64,529	(1M LIBOR + 0.55%)	10/31/16	—	—	(458)	(458)
Korea Zinc Co., Ltd.	GSC	USD	133,634	(1M LIBOR + 0.55%)	10/31/16	—	—	(948)	(948)
KT Skylife Co., Ltd.	GSC	USD	112,056	(1M LIBOR + 0.55%)	10/31/16	110	—	(686)	(796)
LF Corp.	GSC	USD	13,629	(1M LIBOR + 0.55%)	10/31/16	—	—	(97)	(97)
LF Corp.	GSC	USD	52,266	(1M LIBOR + 0.55%)	10/31/16	—	—	(371)	(371)
LG Corp.	GSC	USD	227,234	(1M LIBOR + 0.55%)	10/31/16	—	—	(1,613)	(1,613)
MSCI Daily TR Gross Emerging Markets South Africa	DEUT	USD	1,430,193	1M LIBOR - 0.20%	10/31/16	—	—	—	0
MSCI Daily TR Gross Emerging Markets South Africa	DEUT	USD	176,777	1M LIBOR - 0.20%	10/31/16	—	—	—	0
MSCI Daily TR World Gross Utilities Sector	DEUT	USD	932,821	1M LIBOR - 0.20%	05/31/17	—	—	—	0
NS Shopping Co., Ltd.	GSC	USD	6,760	(1M LIBOR + 0.55%)	10/31/16	—	—	(48)	(48)
NS Shopping Co., Ltd.	GSC	USD	12,071	(1M LIBOR + 0.55%)	10/31/16	—	—	(86)	(86)
NS Shopping Co., Ltd.	GSC	USD	34,120	(1M LIBOR + 0.55%)	10/31/16	—	—	(242)	(242)
NS Shopping Co., Ltd.	GSC	USD	15,129	(1M LIBOR + 0.55%)	01/31/17	—	—	(107)	(107)
SK Hynix, Inc.	GSC	USD	28,486	(1M LIBOR + 0.55%)	11/30/16	—	—	(202)	(202)
SK Hynix, Inc.	GSC	USD	60,653	(1M LIBOR + 0.55%)	12/30/16	—	—	(430)	(430)
SK Hynix, Inc.	GSC	USD	28,146	(1M LIBOR + 0.55%)	01/31/17	—	—	(200)	(200)
SK Telecom Co., Ltd.	GSC	USD	85,821	(1M LIBOR + 0.55%)	10/31/16	—	—	(609)	(609)
SK Telecom Co., Ltd.	GSC	USD	108,569	(1M LIBOR + 0.55%)	10/31/16	—	—	(771)	(771)
SK Telecom Co., Ltd.	GSC	USD	8,056	(1M LIBOR + 0.55%)	01/31/17	—	—	(57)	(57)
SKC Co., Ltd.	GSC	USD	59,063	(1M LIBOR + 0.55%)	10/31/16	—	—	(419)	(419)
SKC Co., Ltd.	GSC	USD	17,286	(1M LIBOR + 0.55%)	01/31/17	—	—	(123)	(123)
SPDR S&P Metals & Mining ETF	MSC	USD	927,276	1M LIBOR - 0.25%	05/31/17	—	—	—	0
SPDR S&P Metals & Mining ETF	MSC	USD	1,483,304	1M LIBOR - 0.25%	05/31/17	—	—	—	0
Taekwang Industry Co., Ltd.	GSC	USD	1,611	(1M LIBOR + 0.55%)	12/30/16	—	—	(11)	(11)
Taekwang Industry Co., Ltd.	GSC	USD	14,501	(1M LIBOR + 0.55%)	12/30/16	—	—	(103)	(103)
Taekwang Industry Co., Ltd.	GSC	USD	16,918	(1M LIBOR + 0.55%)	12/30/16	—	—	(120)	(120)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Vaneck Vectors Russia ETF	BOA	USD	350,034	1M LIBOR - 0.20%	05/31/17	—	—	$—	0
Vaneck Vectors Russia ETF	BOA	USD	1,186,302	1M LIBOR - 0.20%	05/31/17	—	—	—	0
VelocityShares Daily Inverse	DEUT	USD	543,016	1M LIBOR - 2.95%	01/12/17	—	—	(90,221)	(90,221)
VelocityShares Daily Inverse	MSC	USD	92,614	1M LIBOR - 3.00%	03/31/17	—	—	—	0
VelocityShares Daily Inverse	MSC	USD	55,488	1M LIBOR - 3.00%	05/02/17	—	—	(17,821)	(17,821)
Viper Energy Partners LP	BOA	USD	5,804	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	6,028	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	6,028	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	6,028	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	3,086	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	7,132	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	5,453	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	1,983	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	6,988	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	6,828	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	6,988	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	6,380	(1M LIBOR + 0.75%)	11/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	624	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	8,139	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	2,542	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	7,931	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	1,087	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	9,530	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	2,862	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	544	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	8,587	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	7,947	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	7,723	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	3,646	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	4,381	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0
Viper Energy Partners LP	BOA	USD	4,893	(1M LIBOR + 0.75%)	12/30/16	—	—	—	0

Total						$2,165	$—	$(27,040)	$(29,205)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/16	BNP	$4,961,425	$5,041,383	$79,958
AUD	Buy	08/31/16	BOA	4,962,289	5,041,383	79,094
AUD	Buy	08/31/16	RBS	427,506	427,390	(116)
AUD	Sell	08/31/16	GSC	2,696,189	2,694,911	1,278
AUD	Sell	08/31/16	BOA	2,359,721	2,397,333	(37,612)
AUD	Sell	08/31/16	BNP	2,360,057	2,398,091	(38,034)
BRL	Buy	08/02/16	GSC	1,604,275	1,619,335	15,060
BRL	Buy	08/02/16	MSC	1,622,106	1,619,335	(2,771)
BRL	Sell	08/02/16	GSC	1,622,106	1,619,335	2,771
BRL	Sell	08/02/16	MSC	1,583,914	1,619,335	(35,421)
BRL	Sell	09/02/16	GSC	1,588,007	1,602,048	(14,041)
CAD	Buy	08/31/16	TDB	4,034,512	4,085,400	50,888
CAD	Sell	08/31/16	TDB	1,460,080	1,478,496	(18,416)
CHF	Buy	08/31/16	BOA	4,065,370	4,144,874	79,504
CHF	Buy	08/31/16	DEUT	2,437,099	2,495,194	58,095
CHF	Sell	08/31/16	RBS	669,424	667,728	1,696
CHF	Sell	08/31/16	BNP	1,384,947	1,409,877	(24,930)
CHF	Sell	08/31/16	BOA	1,348,365	1,374,734	(26,369)
CLP	Buy	08/31/16	SCB	882,109	880,228	(1,881)
CLP	Buy	08/31/16	CBK	441,505	439,454	(2,051)
CLP	Sell	08/31/16	SSG	125,055	124,912	143
CNH	Buy	08/03/16	GSC	72,302	72,726	424
CNH	Sell	08/03/16	JPM	73,898	72,726	1,172
CNH	Sell	08/12/16	JPM	282,059	279,353	2,706
CNY	Buy	08/03/16	JPM	70,581	69,264	(1,317)
CNY	Buy	08/12/16	JPM	270,126	266,612	(3,514)
CNY	Buy	08/31/16	JPM	1,120,962	1,117,983	(2,979)
CNY	Sell	08/03/16	GSC	69,222	69,264	(42)
CNY	Sell	08/31/16	BOA	5,333,881	5,359,025	(25,144)
CNY	Sell	08/31/16	HSBC	5,333,801	5,359,024	(25,223)
COP	Buy	08/31/16	CBK	1,803,439	1,727,095	(76,344)
COP	Sell	08/31/16	SSG	328,679	329,290	(611)
DKK	Buy	08/31/16	BOA	3,943,464	4,003,118	59,654
DKK	Sell	08/31/16	RBS	516,518	516,434	84
EUR	Buy	08/31/16	CSFB	1,955,686	1,989,032	33,346
EUR	Buy	08/31/16	RBS	2,638,393	2,638,239	(154)
EUR	Sell	08/31/16	RBS	139,923	139,915	8
EUR	Sell	08/31/16	WEST	227,352	230,580	(3,228)
EUR	Sell	08/31/16	CSFB	1,208,083	1,217,821	(9,738)
EUR	Sell	08/31/16	SSG	44,198,000	44,974,297	(776,297)
GBP	Buy	08/31/16	RBS	483,525	481,969	(1,556)
GBP	Sell	08/31/16	BCLY	1,328,138	1,326,738	1,400
GBP	Sell	08/31/16	RBS	46,493	46,343	150
GBP	Sell	08/31/16	CBK	12,878,690	13,029,043	(150,353)
HKD	Buy	01/25/17	BOA	10,832,581	10,844,145	11,564
HKD	Buy	01/25/17	RBC	68,425	68,434	9
HKD	Sell	01/25/17	JPM	4,781,190	4,842,905	(61,715)
HKD	Sell	01/25/17	SCB	6,660,146	6,770,021	(109,875)
IDR	Buy	08/31/16	GSC	333,172	333,261	89
IDR	Sell	08/31/16	GSC	1,686,866	1,687,315	(449)
ILS	Buy	08/31/16	JPM	655,766	659,058	3,292
ILS	Buy	08/31/16	HSBC	509,906	513,184	3,278
ILS	Buy	08/31/16	GSC	198,316	199,658	1,342
ILS	Sell	08/31/16	RBC	143,294	143,251	43
INR	Buy	08/31/16	JPM	1,068,089	1,062,093	(5,996)
INR	Sell	08/31/16	BOA	14,294,875	14,352,195	(57,320)
JPY	Buy	08/31/16	RBS	899,412	903,378	3,966
JPY	Sell	08/31/16	CSFB	22,655,197	23,505,895	(850,698)
KRW	Buy	08/31/16	DEUT	3,989,264	4,039,788	50,524
KRW	Buy	08/31/16	JPM	541,374	536,996	(4,378)
KRW	Sell	08/31/16	SSG	2,948,289	2,994,708	(46,419)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

KRW	Sell	08/31/16	BNP	3,103,236	$3,151,679	(48,443)
KRW	Sell	08/31/16	BCLY	3,257,121	3,309,594	(52,473)
MXN	Buy	08/31/16	SSG	1,327,172	1,317,640	(9,532)
MXN	Sell	08/31/16	SSG	1,588,633	1,577,223	11,410
MXN	Sell	08/31/16	RBC	161,542	161,396	146
MYR	Sell	08/30/16	SSG	367,860	367,319	541
NOK	Buy	08/31/16	BOA	9,238,489	9,329,850	91,361
NOK	Buy	08/31/16	GSC	766,615	779,828	13,213
NOK	Buy	08/31/16	CIB	690,117	701,715	11,598
NOK	Sell	08/31/16	RBS	882,510	881,055	1,455
NOK	Sell	08/31/16	BOA	1,408,702	1,422,633	(13,931)
NZD	Buy	08/31/16	RBS	217,517	217,790	273
NZD	Buy	09/21/16	SCB	2,350,358	2,414,354	63,996
NZD	Buy	09/30/16	CBK	2,336,954	2,413,390	76,436
NZD	Sell	08/31/16	CIB	695,282	713,948	(18,666)
NZD	Sell	08/31/16	CBK	12,845,927	13,266,459	(420,532)
NZD	Sell	09/21/16	CBK	2,337,557	2,414,354	(76,797)
PEN	Buy	08/31/16	BNP	343,111	340,233	(2,878)
PEN	Sell	08/31/16	SSG	64,297	64,240	57
PHP	Buy	08/31/16	DEUT	1,601,960	1,600,945	(1,015)
PHP	Sell	08/31/16	JPM	162,358	162,102	256
PLN	Buy	08/31/16	BOA	319,430	324,089	4,659
SEK	Buy	08/31/16	BOA	14,009,250	14,144,103	134,853
SEK	Sell	08/31/16	RBS	1,139,835	1,136,748	3,087
SGD	Buy	08/31/16	SCB	1,491,550	1,513,761	22,211
SGD	Buy	08/31/16	DEUT	653,114	661,432	8,318
SGD	Sell	08/31/16	RBC	219,617	219,980	(363)
SGD	Sell	08/31/16	SCB	1,440,118	1,461,564	(21,446)
THB	Buy	08/31/16	JPM	177,342	177,006	(336)
THB	Sell	08/31/16	JPM	1,335,740	1,343,252	(7,512)
TRY	Buy	08/31/16	RBC	474,616	474,891	275
TRY	Sell	08/31/16	SCB	4,313,884	4,431,210	(117,326)
TWD	Buy	08/31/16	JPM	319,995	318,310	(1,685)
TWD	Sell	08/31/16	SCB	3,130,446	3,148,499	(18,053)
ZAR	Buy	08/31/16	SCB	538,766	556,397	17,631
ZAR	Buy	08/31/16	RBC	52,784	52,697	(87)

Total						$(2,222,753)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
WEST	Westpac International

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
ZAR	South African Rand

Index Abbreviations:
CBOE	Chicago Board Options Exchange
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SPI	Share Price Index
SPX	Standard and Poor’s 500 Index

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$24,634,578	$—	$24,634,578	$—
Corporate Bonds	14,208,197	—	14,208,197	—
Foreign Government Obligations	35,173,701	—	35,173,701	—
U.S. Government Agencies	34,559,361	—	34,559,361	—
U.S. Government Securities	14,315,555	—	14,315,555	—
Common Stocks
Argentina	43,275	43,275	—	—
Australia	3,371,485	1,283,511	1,945,865	142,109
Austria	895,645	138,966	756,679	—
Belgium	915,908	179,922	735,986	—
Bermuda	591,208	591,208	—	—
Brazil	448,959	448,959	—	—
British Virgin Islands	349,142	349,142	—	—
Canada	4,646,775	4,646,775	—	—
Chile	10,655	10,655	—	—
China	6,000,624	2,194,280	3,806,344	—
Denmark	670,248	67,791	602,457	—
Egypt	701,081	—	701,081	—
Finland	350,334	—	350,334	—
France	8,210,977	11,063	8,199,914	—
Germany	5,066,567	—	5,066,567	—
Greece	4,014,443	856,860	3,157,583	—
Guernsey	18,158	18,158	—	—
Hong Kong	1,251,941	90,073	1,161,868	—
India	15,978,093	231,865	15,746,228	—
Indonesia	467,070	290,126	176,944	—
Ireland	4,775,677	2,699,646	2,076,031	—
Israel	1,557,070	607,163	949,907	—
Italy	4,040,318	101,746	3,938,572	—
Japan	21,294,683	100,030	21,194,653	—
Jersey	1,903,913	1,903,913	—	—
Kenya	36,466	36,466	—	—
Luxembourg	1,164,628	107,439	1,057,189	—
Malaysia	231,139	—	231,139	—
Mauritius	585,283	585,283	—	—
Mexico	69,398	69,398	—	—
Netherlands	4,575,290	1,220,615	3,354,675	—
New Zealand	84,032	—	84,032	—
Norway	217,210	—	217,210	—
Peru	307,064	307,064	—	—
Philippines	16,924	16,924	—	—
Romania	210,469	—	210,469	—
Russia	1,619,895	1,619,895	—	—
Singapore	2,951,218	319,617	2,631,601	—
South Africa	86,465	—	86,465	—
South Korea	2,289,676	64,474	2,225,202	—
Spain	227,737	2,776	224,961	—
Sweden	428,878	—	428,878	—
Switzerland	2,937,923	469,401	2,468,522	—
Taiwan	9,657,595	500,427	9,157,168	—
Thailand	1,383,474	1,383,474	—	—
United Arab Emirates	40,616	—	40,616	—
United Kingdom	11,606,427	3,409,669	8,196,758	—
United States	78,821,804	77,740,691	1,081,113	—
Convertible Bonds	439,280	—	439,280	—
Exchange Traded Funds	20,874,404	20,584,346	290,058	—
Preferred Stocks	635,246	211,239	—	424,007
Warrants	180,451	1,773	178,678	—
Short-Term Investments	14,784,237	14,784,237	—	—
Purchased Options	36,198	12,088	24,110	—

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Foreign Currency Contracts(2)	1,003,314	—	1,003,314	—
Futures Contracts(2)	1,677,782	1,677,782	—	—
Swaps - Credit Default(2)	139,342	—	139,342	—
Swaps - Interest Rate(2)	372,988	—	372,988	—
Swaps - Total Return(2)	96,933	—	96,933	—

Total	$370,255,427	$141,990,205	$227,699,106	$566,116

Liabilities
Foreign Currency Contracts(2)	$(3,226,067)	$—	$(3,226,067)	$—
Futures Contracts(2)	(688,273)	(688,273)	—	—
Swaps - Credit Default(2)	(20,111)	—	(20,111)	—
Swaps - Total Return(2)	(126,138)	—	(126,138)	—
TBA Sale Commitments	(18,862,902)	—	(18,862,902)	—
Written Options	(64,138)	(64,138)	—	—

Total	$(22,987,629)	$(752,411)	$(22,235,218)	$—

(1) For the period ended July 31, 2016, investments valued at $3,183,144 were transferred from Level 1 to Level 2, and investments valued at $2,523,720 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Asset & Commercial Mortgage Backed Securities	Common Stocks	Preferred Stocks	Total

Beginning balance	$294,220	$118,589	$358,567	$771,376
Purchases	-	16,779	-	16,779
Sales	-	(39,288)	-	(39,288)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	(47,035)	-	(47,035)
Net change in unrealized appreciation/depreciation	-	(42,336)	65,440	23,104
Transfers into Level 3 (1)	-	135,400	-	135,400
Transfers out of Level 3 (1)	(294,220)	-	-	(294,220)

Ending balance	$-	$142,109	$424,007	$566,116

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $(741).

(1)    Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)    Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b)    Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 4.7%
	Asset-Backed - Finance & Insurance - 2.0%
	Dryden Senior Loan Fund
$ 250,000	2.16%, 07/15/2026(1)(2)	$249,541
	Long Beach Mortgage Loan Trust
24,154	0.66%, 12/25/2036(2)	11,474
	Magnetite CLO Ltd.
250,000	2.14%, 07/25/2026(1)(2)	250,054

		511,069

	Asset-Backed - Home Equity - 0.1%
	Merrill Lynch Mortgage Investors Trust
42,947	0.64%, 08/25/2037(2)	26,652
	Nomura Home Equity Loan, Inc. Home Equity Loan Trust
10,044	0.65%, 02/25/2037(2)	7,673

		34,325

	Commercial Mortgage - Backed Securities - 1.3%
	Banc of America Commercial Mortgage Trust
75,000	3.12%, 09/15/2048(1)(2)	41,473
	Carrington Mortgage Loan Trust
112,600	0.73%, 10/25/2036(2)	68,564
	GS Mortgage Securities Trust
20,000	3.58%, 06/10/2047(1)	11,860
	JP Morgan Chase Commercial Mortgage Securities Corp.
115,000	4.42%, 12/15/2047(1)(2)	92,890
	JP Morgan Chase Commercial Mortgage Securities Trust
100,000	2.73%, 10/15/2045(1)(2)	55,650
	Morgan Stanley Capital I Trust
25,000	5.15%, 07/15/2049(1)(2)	19,714
	UBS-Barclays Commercial Mortgage Trust
50,000	4.09%, 03/10/2046(1)(2)	35,008
	WF-RBS Commercial Mortgage Trust
25,000	3.02%, 11/15/2047(1)	12,461

		337,620

	Whole Loan Collateral CMO - 1.3%
	Alternative Loan Trust
41,398	0.65%, 02/25/2047(2)	34,615
6,117	0.69%, 05/25/2036(2)	4,580
11,590	0.81%, 11/25/2035(2)	9,159
	CHL Mortgage Pass-Through Trust
14,450	6.25%, 09/25/2036	13,051
	Countrywide Alternative Loan Trust
32,651	0.63%, 04/25/2047(2)	26,011
9,589	0.68%, 09/25/2046(2)	7,314
	GMAC Mortgage Corp. Loan Trust
20,321	3.19%, 09/19/2035(2)	18,632
	HarborView Mortgage Loan Trust
17,875	0.72%, 03/19/2036(2)	12,706
	Residential Accredit Loans, Inc.
30,667	0.66%, 01/25/2037(2)	23,744
	Structured Adjustable Rate Mortgage Loan Trust
10,519	0.65%, 01/25/2037(2)	8,213
	WaMu Mortgage Pass-Through Certificates Trust
68,876	1.16%, 03/25/2047(2)	52,028
75,662	1.21%, 06/25/2047(2)	64,516
23,393	2.19%, 09/25/2046(2)	21,517
	Washington Mutual Mortgage Pass-Through Certificates Trust
17,614	0.66%, 12/25/2036(2)	13,556
	Wells Fargo Mortgage Backed Securities Trust
6,949	2.81%, 10/25/2036(2)	6,395

		316,037

	Total Asset & Commercial Mortgage Backed Securities (cost $1,208,283)	1,199,051

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Corporate Bonds - 21.1%
	Advertising - 0.1%
	Omnicom Group, Inc.
$ 15,000	4.45%, 08/15/2020	$16,532

	Agriculture - 0.5%
	Reynolds American, Inc.
116,000	8.13%, 06/23/2019	137,329

	Auto Manufacturers - 3.6%
	BMW US Capital LLC
150,000	1.50%, 04/11/2019(1)	151,003
	Daimler Finance North America LLC
275,000	2.63%, 09/15/2016(1)	275,569
	General Motors Financial Co., Inc.
75,000	2.08%, 05/09/2019(2)	74,794
75,000	2.40%, 04/10/2018	75,645
100,000	4.75%, 08/15/2017	103,242
	Nissan Motor Acceptance Corp.
85,000	1.46%, 04/06/2018(1)(2)	84,972
150,000	2.00%, 03/08/2019(1)	151,599

		916,824

	Beverages - 0.6%
	Molson Coors Brewing Co.
40,000	1.45%, 07/15/2019	40,208
125,000	2.00%, 05/01/2017	125,670

		165,878

	Biotechnology - 0.1%
	Celgene Corp.
25,000	2.25%, 05/15/2019	25,512

	Chemicals - 0.2%
	Ecolab, Inc.
50,000	3.00%, 12/08/2016	50,365

	Commercial Banks - 4.0%
	Bank Nederlandse Gemeenten N.V.
JPY 22,000,000	1.85%, 11/07/2016	216,861
	Bank of America Corp.
EUR 50,000	0.40%, 05/23/2017(2)	55,844
$ 75,000	2.00%, 01/11/2018	75,495
50,000	6.88%, 04/25/2018	54,450
	Citigroup, Inc.
125,000	1.70%, 04/27/2018	125,387
	Goldman Sachs Group, Inc.
10,000	2.00%, 04/25/2019	10,102
75,000	5.95%, 01/18/2018	79,804
	JP Morgan Chase & Co.
150,000	1.85%, 03/22/2019	151,669
	Toronto-Dominion Bank
CAD 335,000	2.95%, 08/02/2016	256,649

		1,026,261

	Commercial Services - 0.1%
	United Rentals North America, Inc.
$ 35,000	4.63%, 07/15/2023	35,700

	Distribution/Wholesale - 0.2%
	HD Supply, Inc.
45,000	7.50%, 07/15/2020	47,025

	Diversified Financial Services - 0.6%
	Ally Financial, Inc.
25,000	3.25%, 02/13/2018	25,250
	International Lease Finance Corp.
94,000	8.75%, 03/15/2017	97,995

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	National Rural Utilities Cooperative Finance Corp.
$ 25,000	10.38%, 11/01/2018	$30,043

		153,288

	Electric - 1.6%
	American Electric Power Co., Inc.
75,000	1.65%, 12/15/2017	75,234
50,000	2.95%, 12/15/2022	52,176
	Dominion Resources, Inc.
20,000	1.90%, 06/15/2018	20,142
	NextEra Energy Capital Holdings, Inc.
60,000	1.59%, 06/01/2017	60,192
45,000	2.30%, 04/01/2019	45,794
	Southern Co.
60,000	2.45%, 09/01/2018	61,427
	Southern Power Co.
90,000	1.85%, 12/01/2017	90,712

		405,677

	Food - 0.7%
	Kraft Heinz Foods Co.
65,000	1.60%, 06/30/2017(1)	65,279
	Tesco plc
100,000	5.50%, 11/15/2017(1)	104,241

		169,520

	Healthcare-Services - 0.3%
	Fresenius Medical Care U.S. Finance II, Inc.
70,000	5.63%, 07/31/2019(1)	77,000

	Home Builders - 0.1%
	MDC Holdings, Inc.
30,000	5.50%, 01/15/2024	30,825

	Insurance - 0.3%
	Berkshire Hathaway Finance Corp.
85,000	1.70%, 03/15/2019	86,386

	Lodging - 0.1%
	MGM Resorts International
20,000	7.63%, 01/15/2017	20,508

	Machinery-Diversified - 0.1%
	CNH Industrial Capital LLC
20,000	6.25%, 11/01/2016	20,175

	Media - 1.3%
	21st Century Fox America, Inc.
50,000	8.00%, 10/17/2016	50,700
	Cox Communications, Inc.
10,000	5.88%, 12/01/2016(1)	10,147
	Time Warner Cable, Inc.
96,000	5.85%, 05/01/2017	98,994
50,000	6.75%, 07/01/2018	54,820
40,000	8.25%, 04/01/2019	46,438
40,000	8.75%, 02/14/2019	46,515
	Viacom, Inc.
15,000	6.13%, 10/05/2017	15,738

		323,352

	Mining - 0.3%
	BHP Billiton Finance USA Ltd.
50,000	1.63%, 02/24/2017	50,128
	Teck Resources Ltd.
10,000	8.00%, 06/01/2021(1)	10,675
10,000	8.50%, 06/01/2024(1)	10,875

		71,678

	Oil & Gas - 2.9%
	Anadarko Petroleum Corp.
87,000	6.38%, 09/15/2017	91,215

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	BP Capital Markets plc
$ 90,000	1.05%, 11/07/2016(2)	$90,056
75,000	1.27%, 09/26/2018(2)	74,898
50,000	1.38%, 11/06/2017	50,115
	ConocoPhillips Canada Funding Co. I
50,000	5.63%, 10/15/2016	50,440
	Exxon Mobil Corp.
85,000	1.71%, 03/01/2019	86,345
	Noble Energy, Inc.
50,000	8.25%, 03/01/2019	57,271
	Petroleos Mexicanos
75,000	5.75%, 03/01/2018	78,600
	Shell International Finance B.V.
75,000	1.90%, 08/10/2018	76,110
20,000	2.00%, 11/15/2018	20,355
	Statoil ASA
50,000	1.15%, 05/15/2018	49,929
21,000	1.95%, 11/08/2018	21,327

		746,661

	Packaging & Containers - 0.4%
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
100,000	9.88%, 08/15/2019	102,750

	Pharmaceuticals - 1.1%
	Actavis Funding SCS
150,000	1.85%, 03/01/2017	150,503
	Teva Pharmaceutical Finance Netherlands III B.V.
125,000	1.40%, 07/20/2018	125,411

		275,914

	Real Estate Investment Trusts - 0.2%
	HCP, Inc.
5,000	6.30%, 09/15/2016	5,028
	Ventas Realty L.P. / Ventas Capital Corp.
50,000	2.00%, 02/15/2018	50,354

		55,382

	Retail - 0.2%
	Macy’s Retail Holdings, Inc.
35,000	5.90%, 12/01/2016	35,573
	Rite Aid Corp.
5,000	6.13%, 04/01/2023(1)	5,306

		40,879

	Semiconductors - 0.4%
	Advanced Micro Devices, Inc.
35,000	6.75%, 03/01/2019	34,858
	Freescale Semiconductor, Inc.
75,000	6.00%, 01/15/2022(1)	79,200

		114,058

	Software - 0.6%
	Activision Blizzard, Inc.
140,000	5.63%, 09/15/2021(1)	146,516

	Telecommunications - 0.2%
	Verizon Communications, Inc.
50,000	2.41%, 09/14/2018(2)	51,435

	Transportation - 0.1%
	Kansas City Southern
15,000	1.44%, 10/28/2016(2)	14,999

	Trucking & Leasing - 0.2%
	GATX Corp.
60,000	1.25%, 03/04/2017	60,044

	Total Corporate Bonds (cost $5,348,440)	5,388,473

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Foreign Government Obligations - 33.1%
	Brazil - 0.2%
	Banco Nacional de Desenvolvimento Economico e Social
EUR 50,000	4.13%, 09/15/2017(3)	$57,135

	Canada - 13.3%
	Canadian Treasury Bill
CAD 500,000	0.48%, 08/25/2016	382,826
960,000	0.50%, 11/03/2016	734,321
	Ontario Treasury Bill
400,000	0.41%, 08/03/2016	306,350
200,000	0.59%, 10/12/2016	153,001
350,000	0.59%, 10/05/2016	267,780
	Province of Alberta
805,000	0.59%, 08/16/2016	616,391
	Province of British Columbia
250,000	0.61%, 11/29/2016	191,087
	Quebec Treasury Bill
335,000	0.60%, 08/26/2016	256,468
375,000	0.61%, 09/16/2016	286,989
265,000	0.61%, 09/02/2016	202,852

		3,398,065

	France - 1.0%
	Caisse d’Amortissement de la Dette Sociale
$ 255,000	0.01%, 10/07/2016	254,665

	Japan - 13.1%
	Japan Treasury Discount Bill
JPY 110,000,000	0.00%, 08/15/2016(4)	1,078,186
30,000,000	0.00%, 08/22/2016(4)	294,067
150,000,000	0.00%, 09/12/2016(4)	1,470,523
30,000,000	0.00%, 10/11/2016(4)	294,188
20,000,000	0.00%, 10/31/2016(4)	196,159

		3,333,123

	Norway - 0.9%
	Kommunalbanken AS
NOK 2,000,000	3.00%, 09/02/2016(3)	237,462

	United Kingdom - 4.6%
	Network Rail Infrastructure Finance plc
$ 245,000	1.25%, 08/31/2016(3)	245,098
	United Kingdom Gilt
GBP 55,000	2.50%, 07/22/2065(3)	101,006
	United Kingdom Treasury Bill
260,000	0.31%, 10/10/2016	343,893
210,000	0.38%, 10/24/2016	277,682
18,750	0.40%, 08/15/2016	24,811
131,250	0.41%, 08/15/2016	173,673

		1,166,163

	Total Foreign Government Obligations (cost $8,373,465)	8,446,613

U.S. Government Agencies - 2.0%
	FHLB - 2.0%
	FHLB
$ 500,000	2.00%, 09/09/2016	500,866

	Total U.S. Government Agencies (cost $500,831)	500,866

U.S. Government Securities - 13.9%
	U.S. Treasury Securities - 13.9%
	U.S. Treasury Notes - 13.9%
354,953	0.25%, 01/15/2025(5)	362,199
885,000	0.38%, 10/31/2016	885,207
1,550,000	0.50%, 08/31/2016(5)(6)	1,550,391

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 765,000	0.50%, 11/30/2016	$765,378

		3,563,175

	Total U.S. Government Securities (cost $3,560,392)	3,563,175

Convertible Bonds - 0.2%
	Insurance - 0.1%
	MGIC Investment Corp.
25,000	2.00%, 04/01/2020	30,188

	Semiconductors - 0.1%
	Microchip Technology, Inc.
14,000	1.63%, 02/15/2025	16,686

	Total Convertible Bonds (cost $46,010)	46,874

Convertible Preferred Stocks - 0.1%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
19	Allergan plc Series A, 5.50%	17,030

	Total Convertible Preferred Stocks (cost $20,007)	17,030

	Total Long-Term Investments (cost $19,057,428)	19,162,082
Short-Term Investments - 25.2%
	Commercial Paper - 3.9%
	C.I.B.C.
CAD 320,000	0.77%, 09/02/2016(7)	244,919
	KfW International Finance, Inc.
$ 250,000	0.29%, 08/03/2016(7)	249,994
	Royal Bank of Canada
CAD 340,000	1.00%, 08/26/2016(7)	260,268
	United Healthcare Co.
$ 250,000	0.66%, 08/11/2016(7)	249,950

		1,005,131

	Discount Notes - 9.2%
	FHLB
349,000	0.32%, 09/13/2016(7)	348,867
560,000	0.32%, 09/15/2016(7)	559,776
401,000	0.36%, 09/13/2016(7)	400,827
1,040,000	0.37%, 10/19/2016(7)	1,039,156

		2,348,626

	Other Investment Pools & Funds - 4.8%
1,226,506	BlackRock Liquidity Funds TempFund Portfolio	1,226,506

	U.S. Treasury - 7.3%
	U.S. Treasury Bills
500,000	0.26%, 08/11/2016	499,960
1,355,000	0.30%, 10/13/2016(5)	1,354,173

		1,854,133

	Total Short-Term Investments (cost $6,429,321)	6,434,396

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments Excluding Purchased Options (cost $25,486,749)	100.3%	$25,596,478
Total Purchased Options (cost $68,430)	0.1%	$32,872

Total Investments (cost $25,555,179)^	100.4%	$25,629,350
Other Assets and Liabilities	(0.4)%	(109,250)

Total Net Assets	100.0%	$25,520,100

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$206,904
Unrealized Depreciation	(132,733)

Net Unrealized Appreciation	$74,171

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $1,941,033, which represents 7.6% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $640,701, which represents 2.5% of total net assets.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(6)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(7)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at July 31, 2016
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/JPY Put	DEUT	117.00 JPY per USD	02/24/17	USD	63,000	$166	$1,665	$(1,499)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	90,000	2,592	4,293	(1,701)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/11/21	USD	91,000	2,619	4,348	(1,729)
USD Call/JPY Put	GSC	122.00 JPY per USD	08/05/16	USD	98,000	—	1,274	(1,274)
USD Call/JPY Put	HSBC	115.00 JPY per USD	03/12/21	USD	119,000	3,427	5,019	(1,592)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	120,000	3,456	4,708	(1,252)
USD Call/JPY Put	GSC	110.00 JPY per USD	09/02/16	USD	572,000	211	1,551	(1,340)
USD Call/KRW Put	DEUT	1,490.00 KRW per USD	02/17/17	USD	12,000	283	2,592	(2,309)
USD Call/SGD Put	GSC	1.53 SGD per USD	11/29/16	USD	269,000	101	2,892	(2,791)
USD Call/TRY Put	GSC	3.05 TRY per USD	10/05/16	USD	244,000	4,815	6,783	(1,968)

Total Calls					1,678,000	$17,670	$35,125	$(17,455)

Puts
AUD Put/USD Call	JPM	0.68 USD per AUD	01/11/17	AUD	295,000	$1,047	$7,820	$(6,773)
EUR Put/SEK Call	CBK	9.31 SEK per EUR	10/17/16	EUR	120,000	412	3,406	(2,994)
EUR Put/USD Call	JPM	108.00 USD per EUR	09/20/16	EUR	15,000	3,841	3,141	700

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

EUR Put/USD Call	GSC	1.07 USD per EUR	10/04/16	EUR	560,000	$1,307	5,724	(4,417)
GBP Put/SEK Call	DEUT	11.00 SEK per GBP	01/25/17	GBP	47,181	1,095	327	768
GBP Put/SEK Call	DEUT	11.00 SEK per GBP	01/25/17	GBP	71,819	1,668	535	1,133
GBP Put/USD Call	GSC	1.25 USD per GBP	01/13/17	GBP	10,000	2,169	2,545	(376)
GBP Put/USD Call	GSC	1.25 USD per GBP	01/13/17	GBP	10,000	2,169	2,446	(277)

Total Puts					1,129,000	$13,708	$25,944	$(12,236)

Total purchased option contracts					2,807,000	$31,378	$61,069	$(29,691)

Written option contracts:
Calls
EUR Call/SEK Put	CBK	9.85 SEK per EUR	10/17/16	EUR	(240,000)	$(882)	$(3,406)	$2,524
EUR Call/SEK Put	GSC	9.70 SEK per EUR	10/19/16	EUR	(1,080,000)	(7,988)	(6,134)	(1,854)
EUR Call/SEK Put	HSBC	9.70 SEK per EUR	10/19/16	EUR	(559,000)	(4,135)	(3,064)	(1,071)
EUR Call/SEK Put	GSC	9.70 SEK per EUR	10/19/16	EUR	(356,000)	(2,633)	(1,902)	(731)
USD Call/JPY Put	GSC	140.00 JPY per USD	03/11/21	USD	(91,000)	(1,157)	(1,815)	658
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(120,000)	(1,526)	(1,966)	440
USD Call/JPY Put	HSBC	140.00 JPY per USD	03/12/21	USD	(119,000)	(1,514)	(2,068)	554
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(90,000)	(1,144)	(1,818)	674
USD Call/TRY Put	GSC	3.17 TRY per USD	10/05/16	USD	(244,000)	(2,203)	(4,482)	2,279

Total Calls					(2,899,000)	$(23,182)	$(26,655)	$3,473

Puts
AUD Put/USD Call	JPM	0.59 USD per AUD	01/11/17	AUD	(295,000)	$(117)	$(2,776)	$2,659
EUR Put/USD Call	GSC	1.04 USD per EUR	10/04/16	EUR	(560,000)	(428)	(3,356)	2,928
USD Put/JPY Call	GSC	93.27 JPY per USD	09/02/16	USD	(572,000)	(370)	(1,551)	1,181

Total Puts					(1,427,000)	$(915)	$(7,683)	$6,768

Total written option contracts					(4,326,000)	$(24,097)	$(34,338)	$10,241

OTC Swaption Contracts Outstanding at July 31, 2016
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	GSC	0.79%	01/11/17	USD	750,000	$415	$1,369	$(954)
Interest Rate Swaption USD	DEUT	0.79%	01/11/17	USD	1,950,000	1,078	3,624	(2,546)

Total Calls					2,700,000	$1,493	$4,993	$(3,500)

Puts
Interest Rate Swaption USD	JPM	2.50%	09/19/16	USD	370,000	$1	$2,368	$(2,367)

Total purchased swaption contracts					3,070,000	$1,494	$7,361	$(5,867)

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10-Year Bond Future	37	09/15/2016	$3,830,071	$3,861,875	$31,804
Australian 3-Year Bond Future	5	09/15/2016	430,558	431,031	473
Euro-BOBL Future	1	09/08/2016	149,109	149,443	334
Euro-BUXL 30-Year Bond Future	1	09/08/2016	214,227	220,291	6,064
Euro-Bund Future	2	09/08/2016	373,247	375,223	1,976
Euro-Schatz Future	1	09/08/2016	125,049	125,238	189
U.S. Treasury 10-Year Note Future	26	09/21/2016	3,437,777	3,459,219	21,442
U.S. Treasury 2-Year Note Future	2	09/30/2016	437,504	438,000	496
U.S. Treasury Long Bond Future	1	09/21/2016	174,490	174,438	(52)
U.S. Treasury Ultra Long Term Bond Future	12	09/21/2016	2,261,845	2,286,375	24,530

Total					$87,256

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Short position contracts:
10-Year Mini JGB Future	6	09/09/2016	$893,368	$898,398	$(5,030)
90-Day Euro Future	12	06/19/2017	2,969,975	2,973,300	(3,325)
Canadian Government 10-Year Bond Future	35	09/21/2016	3,951,293	3,980,240	(28,947)
Long Gilt Futures	38	09/28/2016	6,526,052	6,585,619	(59,567)
U.S. 10-Year Ultra Future	3	09/21/2016	428,151	438,609	(10,458)
U.S. Treasury 5-Year Note Future	44	09/30/2016	5,349,900	5,368,687	(18,787)

Total					$(126,114)

Total futures contracts					$(38,858)

OTC Credit Default Swap Contracts Outstanding at July 31, 2016
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	JPM	USD	9,802	(0.32%)	07/25/45	$2,404	$—	$2,074	$(330)
ABX.HE.AAA.06-1	JPM	USD	16,134	(0.18%)	07/25/45	377	—	361	(16)
ABX.HE.AAA.06-2	JPM	USD	96,607	(0.11%)	05/25/46	12,588	—	11,744	(844)
ABX.HE.AAA.07-1	MSC	USD	52,468	(0.09%)	08/25/37	11,944	—	12,937	993
ABX.HE.AAA.07-1	GSC	USD	22,486	(0.09%)	08/25/37	5,271	—	5,545	274
CMBX.NA.A.7	JPM	USD	65,000	(2.00%)	01/17/47	—	(1,293)	2,761	4,054
CMBX.NA.AA.2	MSC	USD	53,079	(0.15%)	03/15/49	19,293	—	21,960	2,667
CMBX.NA.AA.7	CSI	USD	60,000	(1.50%)	01/17/47	—	(526)	1,372	1,898
CMBX.NA.AA.7	MSC	USD	40,000	(1.50%)	01/17/47	—	(333)	915	1,248
CMBX.NA.AA.7	CSI	USD	60,000	(1.50%)	01/17/47	228	—	1,372	1,144
CMBX.NA.AA.7	CSI	USD	60,000	(1.50%)	01/17/47	269	—	1,372	1,103
CMBX.NA.AA.7	CSI	USD	60,000	(1.50%)	01/17/47	313	—	1,372	1,059
CMBX.NA.AA.7	MSC	USD	20,000	(1.50%)	01/17/47	—	(228)	457	685
CMBX.NA.AA.7	MSC	USD	25,000	(1.50%)	01/17/47	1,726	—	572	(1,154)
CMBX.NA.AA.8	BCLY	USD	25,000	(1.50%)	10/17/57	1,846	—	1,060	(786)
CMBX.NA.AAA.9	MSC	USD	15,000	(0.50%)	09/17/58	595	—	647	52
CMBX.NA.AJ.2	DEUT	USD	59,187	(1.09%)	03/15/49	5,095	—	9,048	3,953
CMBX.NA.AJ.2	CSI	USD	47,913	(1.09%)	03/15/49	7,271	—	7,325	54
CMBX.NA.AJ.3	GSC	USD	68,293	(1.47%)	12/13/49	12,438	—	20,199	7,761
CMBX.NA.AJ.4	CSI	USD	93,750	(0.96%)	02/17/51	17,627	—	25,621	7,994
CMBX.NA.AJ.4	DEUT	USD	69,079	(0.96%)	02/17/51	12,827	—	18,879	6,052
CMBX.NA.AJ.4	CSI	USD	34,540	(0.96%)	02/17/51	6,166	—	9,439	3,273
CMBX.NA.AJ.4	CSI	USD	93,750	(0.96%)	02/17/51	22,907	—	25,621	2,714
CMBX.NA.AM.4	GSC	USD	55,000	(0.50%)	02/17/51	4,462	—	1,518	(2,944)
CMBX.NA.AS.6	CSI	USD	135,000	(1.00%)	05/11/63	1,734	—	812	(922)
CMBX.NA.AS.7	CBK	USD	60,000	(1.00%)	01/17/47	1,339	—	826	(513)
CMBX.NA.AS.7	GSC	USD	45,000	(1.00%)	01/17/47	1,298	—	585	(713)
CMBX.NA.AS.7	CSI	USD	85,000	(1.00%)	01/17/47	1,905	—	1,171	(734)
CMBX.NA.AS.8	DEUT	USD	20,000	(1.00%)	10/17/57	1,489	—	661	(828)
CMBX.NA.BBB.7	DEUT	USD	15,000	(3.00%)	01/17/47	1,118	—	1,036	(82)
CMBX.NA.BBB.7	CSI	USD	15,000	(3.00%)	01/17/47	1,163	—	1,036	(127)
CMBX.NA.BBB.7	GSC	USD	15,000	(3.00%)	01/17/47	1,380	—	1,001	(379)
CMBX.NA.BBB.7	CSI	USD	30,000	(3.00%)	01/17/47	2,461	—	2,072	(389)
CMBX.NA.BBB.7	DEUT	USD	15,000	(3.00%)	01/17/47	1,458	—	1,036	(422)
CMBX.NA.BBB.7	MSC	USD	15,000	(3.00%)	01/17/47	1,500	—	1,001	(499)
CMBX.NA.BBB.7	GSC	USD	25,000	(3.00%)	01/17/47	2,435	—	1,727	(708)
CMBX.NA.BBB.7	DEUT	USD	15,000	(3.00%)	01/17/47	1,902	—	1,036	(866)
CMBX.NA.BBB.7	GSC	USD	15,000	(3.00%)	01/17/47	2,134	—	1,036	(1,098)
CMBX.NA.BBB.7	MSC	USD	25,000	(3.00%)	01/17/47	3,087	—	1,726	(1,361)
CMBX.NA.BBB.7	GSC	USD	60,000	(3.00%)	01/17/47	5,709	—	4,144	(1,565)
CMBX.NA.BBB.7	MSC	USD	85,000	(3.00%)	01/17/47	7,741	—	5,673	(2,068)
ITRAXX.SEN.FIN.25	MSC	EUR	100,000	(1.00%)	06/20/21	—	(175)	(530)	(355)

Total						$185,500	$(2,555)	$210,220	$27,275

Sell protection:
CMBX.NA.AAA.6	CSI	USD	609,985	0.50%	05/11/63	$—	$(19,087)	$(5,935)	$13,152

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

CMBX.NA.BB.6	CSI	USD	125,000	5.00%	05/11/63	—	(7,427)	$(12,941)	(5,514)
CMBX.NA.BB.8	GSC	USD	50,000	5.00%	10/17/57	—	(16,854)	(11,040)	5,814
CMBX.NA.BB.8	MSC	USD	50,000	5.00%	10/17/57	—	(15,388)	(11,040)	4,348
CMBX.NA.BB.8	GSC	USD	50,000	5.00%	10/17/57	—	(15,045)	(11,039)	4,006
CMBX.NA.BB.8	CSI	USD	15,000	5.00%	10/17/57	—	(2,660)	(3,312)	(652)
CMBX.NA.BB.8	CSI	USD	10,000	5.00%	10/17/57	—	(1,458)	(2,208)	(750)
CMBX.NA.BB.8	GSC	USD	15,000	5.00%	10/17/57	—	(2,435)	(3,312)	(877)
CMBX.NA.BB.8	GSC	USD	15,000	5.00%	10/17/57	—	(2,411)	(3,311)	(900)
CMBX.NA.BB.8	CSI	USD	15,000	5.00%	10/17/57	—	(2,187)	(3,312)	(1,125)
CMBX.NA.BB.8	CSI	USD	15,000	5.00%	10/17/57	—	(1,774)	(3,312)	(1,538)
CMBX.NA.BB.8	MLI	USD	25,000	5.00%	10/17/57	—	(3,208)	(5,520)	(2,312)
CMBX.NA.BB.8	GSC	USD	20,000	5.00%	10/17/57	—	(2,050)	(4,416)	(2,366)
CMBX.NA.BB.8	BCLY	USD	25,000	5.00%	10/17/57	—	(2,970)	(5,520)	(2,550)
CMBX.NA.BB.8	CSI	USD	25,000	5.00%	10/17/57	—	(2,970)	(5,520)	(2,550)
CMBX.NA.BB.8	GSC	USD	25,000	5.00%	10/17/57	—	(2,953)	(5,520)	(2,567)
CMBX.NA.BB.8	CSI	USD	25,000	5.00%	10/17/57	—	(2,926)	(5,519)	(2,593)
CMBX.NA.BB.8	UBS	USD	25,000	5.00%	10/17/57	—	(2,887)	(5,520)	(2,633)
CMBX.NA.BB.8	BCLY	USD	25,000	5.00%	10/17/57	—	(2,886)	(5,520)	(2,634)
CMBX.NA.BB.8	MSC	USD	25,000	5.00%	10/17/57	—	(2,883)	(5,520)	(2,637)
CMBX.NA.BB.8	MLI	USD	25,000	5.00%	10/17/57	—	(2,298)	(5,519)	(3,221)
CMBX.NA.BB.8	CSI	USD	25,000	5.00%	10/17/57	—	(2,086)	(5,520)	(3,434)
CMBX.NA.BB.8	CSI	USD	50,000	5.00%	10/17/57	—	(5,997)	(11,039)	(5,042)
CMBX.NA.BB.8	BCLY	USD	35,000	5.00%	10/17/57	—	(2,119)	(7,728)	(5,609)
CMBX.NA.BB.8	BCLY	USD	60,000	5.00%	10/17/57	—	(6,747)	(13,247)	(6,500)
CMBX.NA.BB.8	BOA	USD	45,000	5.00%	10/17/57	—	(3,156)	(9,935)	(6,779)
CMBX.NA.BB.9	GSC	USD	25,000	5.00%	09/15/58	—	(6,992)	(6,140)	852
CMBX.NA.BB.9	GSC	USD	10,000	5.00%	09/15/58	—	(2,797)	(2,456)	341
CMBX.NA.BB.9	GSC	USD	10,000	5.00%	09/15/58	—	(2,773)	(2,456)	317
CMBX.NA.BB.9	JPM	USD	15,000	5.00%	09/17/58	—	(4,124)	(3,684)	440
CMBX.NA.BB.9	MLI	USD	10,000	5.00%	09/17/58	—	(2,826)	(2,456)	370
CMBX.NA.BB.9	MLI	USD	10,000	5.00%	09/17/58	—	(2,749)	(2,455)	294
CMBX.NA.BBB.8	GSC	USD	50,000	3.00%	10/17/57	—	(7,372)	(7,462)	(90)
PrimeX.ARM.2	MSC	USD	74,514	4.58%	12/25/37	1,490	—	3,129	1,639
PrimeX.ARM.2	MSC	USD	2,941	4.58%	12/25/37	104	—	123	19

Total						$1,594	$(164,495)	$(196,182)	$(33,281)

Total traded indices						$187,094	$(167,050)	$14,038	$(6,006)

Credit default swaps on single-name issues:
Buy protection:
Advanced Micro
Devices	JPM	USD	25,000	(5.00%)/5.23%	06/20/21	$5,026	$—	$98	$(4,928)
Alcoa, Inc.	GSC	USD	75,000	(1.00%)/2.46%	06/20/21	9,660	—	4,922	(4,738)
ArcelorMittal	MSC	EUR	15,000	(1.00%)/4.38%	06/20/21	3,399	—	2,482	(917)
Avis Budget Group, Inc.	BOA	USD	20,000	(5.00%)/1.16%	06/20/18	—	(1,301)	(1,557)	(256)
Carrefour S.A.	CBK	EUR	75,000	(1.00%)/0.61%	06/20/21	—	(806)	(1,683)	(877)
EnBW International Finance B.V.	GSC	EUR	100,000	(1.00%)/0.48%	06/20/21	—	(2,277)	(2,989)	(712)
Glencore International AG	BNP	EUR	25,000	(5.00%)/3.06%	06/20/21	—	(688)	(2,646)	(1,958)
Glencore International AG	BCLY	EUR	25,000	(5.00%)/3.06%	06/20/21	—	(688)	(2,646)	(1,958)
Goodyear Tire & Rubber Co.	GSC	USD	15,000	(5.00%)/1.56%	12/20/20	—	(1,663)	(2,264)	(601)
HCA, Inc.	JPM	USD	50,000	(5.00%)/2.17%	06/20/21	—	(6,498)	(6,766)	(268)
Koninklijke KPN N.V.	BOA	EUR	100,000	(1.00%)/0.67%	06/20/21	—	(1,194)	(1,961)	(767)
MDC Holdings, Inc.	JPM	USD	30,000	(1.00%)/1.31%	03/20/20	772	—	299	(473)
Mondelez International	GSC	USD	150,000	(1.00%)/0.55%	06/20/21	—	(3,824)	(3,377)	447
Next plc	CSI	EUR	25,000	(1.00%)/1.17%	06/20/21	54	—	192	138
Next plc	BNP	EUR	15,000	(1.00%)/1.17%	06/20/21	16	—	115	99
Next plc	BOA	EUR	20,000	(1.00%)/1.17%	06/20/21	76	—	154	78
Next plc	CSI	EUR	15,000	(1.00%)/1.17%	06/20/21	81	—	115	34
Ryland Group, Inc.	DEUT	USD	75,000	(5.00%)/0.37%	09/20/17	—	(2,881)	(4,427)	(1,546)
Ryland Group, Inc.	DEUT	USD	50,000	(5.00%)/0.45%	12/20/17	—	(2,361)	(3,470)	(1,109)
Societe Generale S.A.	BCLY	EUR	30,000	(1.00%)/0.70%	12/20/20	—	(452)	(482)	(30)

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Societe Generale S.A.	BCLY	EUR	70,000	(1.00%)/0.70%	12/20/20	—	(991)	$(1,125)	(134)
Solvay S.A.	JPM	EUR	75,000	(1.00%)/0.79%	06/20/21	—	(203)	(970)	(767)
Teck Resources Ltd.	GSC	USD	5,000	(5.00%)/5.72%	12/20/20	1,518	—	108	(1,410)
Teck Resources Ltd.	GSC	USD	25,000	(5.00%)/5.72%	12/20/20	7,047	—	539	(6,508)
Telekom Finanzmanagement	JPM	EUR	75,000	(1.00%)/0.57%	06/20/21	—	(1,009)	(1,879)	(870)
Tenet Healthcare Corp.	MSC	USD	50,000	(5.00%)/1.38%	12/20/17	—	(2,109)	(2,794)	(685)

Total						$27,649	$(28,945)	$(32,012)	$(30,716)

Credit default swaps on single-name issues:
Sell protection:
Avis Budget Car Rental LLC	GSC	USD	25,000	5.00%/3.93%	06/20/21	$—	$(97)	$1,315	$1,412
BNP Paribas S.A.	BCLY	EUR	70,000	1.00%/0.72%	12/20/20	991	—	1,067	76
BNP Paribas S.A.	BCLY	EUR	30,000	1.00%/0.72%	12/20/20	481	—	457	(24)
Freeport-McMoRan, Inc.	CBK	USD	20,000	1.00%/5.44%	06/20/21	—	(5,478)	(3,752)	1,726
Freeport-McMoRan, Inc.	CBK	USD	10,000	1.00%/5.44%	06/20/21	—	(2,599)	(1,876)	723
Freeport-McMoRan, Inc.	BCLY	USD	10,000	1.00%/5.44%	06/20/21	—	(1,754)	(1,876)	(122)
Frontier Communications	BCLY	USD	15,000	5.00%/5.46%	06/20/21	—	(616)	(204)	412
Liberty Interactive LLC	GSC	USD	15,000	5.00%/1.35%	03/20/20	1,267	—	2,027	760
Ryland Group, Inc.	JPM	USD	70,000	5.00%/2.00%	06/20/21	9,641	—	10,095	454
SLM Corp.	JPM	USD	40,000	5.00%/4.81%	06/20/21	—	(2,047)	557	2,604
Tenet Healthcare Corp.	JPM	USD	75,000	5.00%/5.54%	06/20/21	—	(1,715)	(1,266)	449

Total						$12,380	$(14,306)	$6,544	$8,470

Total single-name issues						$40,029	$(43,251)	$(25,468)	$(22,246)

Total OTC contracts						$227,123	$(210,301)	$(11,430)	$(28,252)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2016
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.25	USD	69,300	(5.00%)	12/20/20	$(2,380)	$(3,579)	$(1,199)
CDX.NA.HY.26	USD	115,000	(5.00%)	06/20/21	(3,553)	(5,324)	(1,771)
CDX.NA.HY.26	USD	835,000	(5.00%)	06/20/21	(18,428)	(38,658)	(20,230)
CDX.NA.IG.26	USD	320,000	1.00%	06/20/21	4,429	4,352	(77)
ITRAXX.EUR.25	EUR	150,000	(1.00%)	06/20/21	(2,233)	(2,783)	(550)
ITRAXX.XOV.25	EUR	50,000	(5.00%)	06/20/21	(3,851)	(4,681)	(830)

Total					$(26,016)	$(50,673)	$(24,657)

Total					$(26,016)	$(50,673)	$(24,657)

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

		OTC Interest Rate Swap Contracts Outstanding at July 31, 2016
Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
DEUT	3M NZD Bank Bill	2.47% Fixed	NZD	1,290,000	09/19/20	$2,456	$—	$4,395	$1,939
DEUT	3M NZD Bank Bill	2.47% Fixed	NZD	1,080,000	09/19/20	2,727	—	3,680	953
DEUT	3M NZD Bank Bill	2.47% Fixed	NZD	1,065,000	09/19/20	4,690	—	4,696	6
GSC	2.24% Fixed	3M HKD HIBOR	HKD	650,000	06/16/26	219	—	(1,988)	(2,207)
GSC	2.24% Fixed	3M HKD HIBOR	HKD	650,000	06/16/26	472	—	(1,989)	(2,461)
GSC	2.35% Fixed	3M HKD HIBOR	HKD	895,000	06/16/26	—	—	(3,341)	(3,341)
GSC	2.36% Fixed	3M HKD HIBOR	HKD	890,000	06/16/26	—	—	(3,348)	(3,348)
GSC	3M NZD Bank Bill	2.47% Fixed	NZD	530,000	09/19/20	1,085	—	1,806	721
GSC	3M NZD Bank Bill	2.47% Fixed	NZD	425,000	09/19/20	933	—	1,449	516
GSC	2.56% Fixed	6M WIBOR PLN	PLN	245,000	09/21/26	—	(2,196)	(2,001)	195
JPM	2.24% Fixed	3M HKD HIBOR	HKD	515,000	06/16/26	163	—	(1,576)	(1,739)
JPM	2.37% Fixed	3M HKD HIBOR	HKD	895,000	06/16/26	—	—	(3,459)	(3,459)
JPM	3M NZD Bank Bill	2.47% Fixed	NZD	425,000	09/19/20	528	—	1,448	920
JPM	7.64% Fixed	3M ZAR JIBAR	ZAR	9,310,000	09/20/18	—	—	(36)	(36)
JPM	7.68% Fixed	3M ZAR JIBAR	ZAR	9,310,000	09/20/18	—	—	(271)	(271)
JPM	7.78% Fixed	3M ZAR JIBAR	ZAR	9,710,000	09/20/18	—	—	(881)	(881)
JPM	2.56% Fixed	6M WIBOR PLN	PLN	235,000	09/21/26	—	(2,190)	(1,919)	271
JPM	2.56% Fixed	6M WIBOR PLN	PLN	225,000	09/21/26	—	(1,808)	(1,837)	(29)
JPM	2.56% Fixed	6M WIBOR PLN	PLN	250,000	09/21/26	—	(1,021)	(1,866)	(845)
JPM	2.56% Fixed	6M WIBOR PLN	PLN	170,000	09/21/26	98	—	(1,269)	(1,367)
JPM	2.56% Fixed	6M WIBOR PLN	PLN	830,000	09/21/26	—	—	(6,778)	(6,778)
JPM	6M WIBOR PLN	1.96% Fixed	PLN	960,000	09/21/21	—	—	693	693
MSC	2.36% Fixed	3M HKD HIBOR	HKD	895,000	06/16/26	—	—	(3,393)	(3,393)
MSC	3M NZD Bank Bill	2.47% Fixed	NZD	525,000	09/19/20	1,079	—	1,789	710

Total						$14,450	$(7,215)	$(15,996)	$(23,231)

		Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2016
Payments made by Fund		Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR		1.27% Fixed	USD	4,335,000	09/19/20	$398	$—	$(3,394)	$(3,792)
3M USD LIBOR		1.16% Fixed	USD	1,595,000	11/30/20	—	—	(4,446)	(4,446)
3M USD LIBOR		2.13% Fixed	USD	750,000	06/16/26	—	—	17,067	17,067
6M GBP LIBOR		0.75% Fixed	GBP	7,625,000	09/19/20	—	(27,619)	(40,118)	(12,499)

Total						$398	$(27,619)	$(30,891)	$(3,670)

	Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/16	GSC	$285,735	$290,747	$5,012
AUD	Buy	08/31/16	GSC	126,088	128,293	2,205
AUD	Buy	08/31/16	HSBC	290,217	292,265	2,048
AUD	Buy	08/31/16	DEUT	79,829	81,227	1,398
AUD	Buy	08/31/16	GSC	79,830	81,227	1,397
AUD	Buy	08/31/16	BOA	78,329	79,709	1,380
AUD	Buy	08/31/16	DEUT	52,654	53,139	485

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

AUD	Buy	08/31/16	MSC	7,462	$7,592	130
AUD	Sell	08/31/16	JPM	116,106	116,147	(41)
AUD	Sell	08/31/16	BNP	116,097	116,147	(50)
AUD	Sell	08/31/16	MSC	11,184	11,387	(203)
AUD	Sell	08/31/16	MSC	75,596	75,913	(317)
AUD	Sell	08/31/16	BMO	33,561	34,161	(600)
AUD	Sell	08/31/16	CBK	115,212	116,147	(935)
AUD	Sell	08/31/16	BOA	264,516	268,732	(4,216)
AUD	Sell	08/31/16	BNP	265,217	269,491	(4,274)
BRL	Buy	08/02/16	CIB	59,158	61,642	2,484
BRL	Buy	08/02/16	GSC	119,084	120,202	1,118
BRL	Buy	08/02/16	GSC	10,640	10,787	147
BRL	Buy	08/02/16	JPM	9,151	9,247	96
BRL	Buy	08/02/16	SCB	10,804	10,787	(17)
BRL	Buy	08/02/16	MSC	60,204	60,101	(103)
BRL	Buy	08/02/16	GSC	81,815	81,675	(140)
BRL	Buy	09/02/16	GSC	90,674	91,476	802
BRL	Buy	09/02/16	GSC	75,489	76,230	741
BRL	Sell	08/02/16	CIB	61,747	61,642	105
BRL	Sell	08/02/16	GSC	60,204	60,101	103
BRL	Sell	08/02/16	SCB	10,806	10,788	18
BRL	Sell	08/02/16	JPM	9,262	9,246	16
BRL	Sell	08/02/16	MSC	59,638	60,100	(462)
BRL	Sell	08/02/16	GSC	91,603	92,463	(860)
BRL	Sell	08/02/16	GSC	58,530	60,100	(1,570)
BRL	Sell	09/02/16	GSC	117,876	118,918	(1,042)
CAD	Buy	08/31/16	GSC	144,348	145,552	1,204
CAD	Buy	08/31/16	TDB	52,956	53,624	668
CAD	Buy	08/31/16	RBC	60,726	61,284	558
CAD	Buy	08/31/16	JPM	80,002	80,436	434
CAD	Buy	08/31/16	GSC	57,319	57,455	136
CAD	Buy	08/31/16	MSC	30,679	30,642	(37)
CAD	Sell	08/02/16	JPM	256,883	256,582	301
CAD	Sell	08/03/16	BCLY	309,097	306,368	2,729
CAD	Sell	08/16/16	BCLY	622,059	616,624	5,435
CAD	Sell	08/25/16	CBK	390,390	383,018	7,372
CAD	Sell	08/26/16	JPM	259,776	256,623	3,153
CAD	Sell	08/26/16	JPM	257,768	260,454	(2,686)
CAD	Sell	08/31/16	MSC	3,818	3,831	(13)
CAD	Sell	08/31/16	SCB	7,629	7,660	(31)
CAD	Sell	08/31/16	CBK	30,497	30,642	(145)
CAD	Sell	08/31/16	RBC	60,427	61,285	(858)
CAD	Sell	08/31/16	CBK	79,374	80,436	(1,062)
CAD	Sell	09/02/16	JPM	207,066	203,007	4,059
CAD	Sell	09/02/16	JPM	241,765	245,141	(3,376)
CAD	Sell	09/16/16	JPM	288,626	287,288	1,338
CAD	Sell	10/05/16	JPM	268,863	268,152	711
CAD	Sell	10/12/16	SGG	154,160	153,233	927
CAD	Sell	11/03/16	MSC	725,865	735,566	(9,701)
CAD	Sell	11/29/16	GSC	191,732	191,569	163
CLP	Buy	08/31/16	SCB	62,904	62,770	(134)
CLP	Buy	08/31/16	CBK	31,483	31,337	(146)
CLP	Sell	08/31/16	SCB	12,837	12,944	(107)
CLP	Sell	08/31/16	GSC	12,654	12,791	(137)
CLP	Sell	08/31/16	SCB	30,600	31,065	(465)
CNH	Buy	09/21/16	JPM	98,181	98,917	736
CNH	Buy	09/21/16	JPM	61,431	61,880	449
CNH	Buy	09/21/16	BCLY	19,198	19,422	224
CNH	Buy	09/21/16	CBK	19,050	19,271	221
CNH	Buy	09/21/16	CBK	28,171	28,305	134
CNH	Buy	09/21/16	JPM	20,343	20,476	133
CNH	Buy	09/21/16	CBK	12,858	12,948	90
CNH	Buy	09/21/16	SCB	7,615	7,679	64
CNH	Buy	09/21/16	SCB	12,702	12,647	(55)
CNH	Buy	09/21/16	HSBC	37,959	37,639	(320)
CNH	Buy	10/21/16	SCB	95,947	99,236	3,289

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

CNH	Buy	10/21/16	CBK	97,136	$99,688	2,552
CNH	Buy	10/21/16	SCB	48,063	49,618	1,555
CNH	Buy	10/21/16	JPM	157,745	158,628	883
CNH	Buy	10/21/16	BCLY	39,190	39,695	505
CNH	Buy	10/21/16	SCB	112,193	112,619	426
CNH	Buy	10/21/16	HSBC	48,313	48,566	253
CNH	Buy	10/21/16	JPM	48,389	48,566	177
CNH	Buy	10/21/16	JPM	113,939	113,069	(870)
CNH	Sell	09/21/16	SCB	113,113	112,467	646
CNH	Sell	09/21/16	UBS	22,648	22,584	64
CNH	Sell	09/21/16	UBS	22,794	22,734	60
CNH	Sell	09/21/16	JPM	118,101	118,490	(389)
CNH	Sell	10/21/16	JPM	359,746	353,944	5,802
CNH	Sell	10/21/16	HSBC	248,327	244,183	4,144
CNH	Sell	10/21/16	DEUT	39,887	38,943	944
CNH	Sell	10/21/16	JPM	20,058	19,848	210
CNH	Sell	10/21/16	JPM	111,667	112,769	(1,102)
COP	Buy	08/31/16	CIB	17,818	17,858	40
COP	Sell	08/31/16	CBK	12,432	11,906	526
COP	Sell	08/31/16	GSC	17,484	16,985	499
COP	Sell	08/31/16	SSG	52,393	52,151	242
COP	Sell	08/31/16	GSC	30,782	30,605	177
EUR	Buy	08/31/16	CBK	568,160	576,450	8,290
EUR	Buy	08/31/16	CSFB	271,837	276,472	4,635
EUR	Buy	08/31/16	SSG	101,200	102,977	1,777
EUR	Buy	08/31/16	CSFB	143,238	144,393	1,155
EUR	Buy	08/31/16	MSC	71,697	72,756	1,059
EUR	Buy	08/31/16	JPM	16,508	16,790	282
EUR	Buy	08/31/16	CSFB	5,499	5,596	97
EUR	Buy	08/31/16	GSC	5,508	5,596	88
EUR	Buy	08/31/16	MSC	44,705	44,772	67
EUR	Buy	08/31/16	JPM	5,584	5,597	13
EUR	Sell	08/31/16	JPM	117,496	117,528	(32)
EUR	Sell	08/31/16	GSC	23,059	23,506	(447)
EUR	Sell	08/31/16	MSC	44,117	44,773	(656)
EUR	Sell	08/31/16	BOA	44,054	44,773	(719)
EUR	Sell	08/31/16	SCB	66,136	67,160	(1,024)
EUR	Sell	08/31/16	JPM	129,123	130,961	(1,838)
EUR	Sell	08/31/16	JPM	290,181	292,142	(1,961)
EUR	Sell	08/31/16	GSC	115,397	117,529	(2,132)
EUR	Sell	08/31/16	CBK	286,970	291,023	(4,053)
EUR	Sell	08/31/16	HSBC	286,841	291,023	(4,182)
EUR	Sell	08/31/16	GSC	322,945	327,960	(5,015)
EUR	Sell	08/31/16	SSG	1,432,200	1,457,355	(25,155)
GBP	Buy	08/31/16	CBK	43,191	43,695	504
GBP	Buy	08/31/16	MSC	39,631	39,723	92
GBP	Buy	08/31/16	CBK	6,563	6,620	57
GBP	Buy	08/31/16	BCLY	6,607	6,620	13
GBP	Sell	08/15/16	MSC	216,225	198,562	17,663
GBP	Sell	08/31/16	BCLY	26,350	26,481	(131)
GBP	Sell	08/31/16	MSC	39,410	39,723	(313)
GBP	Sell	08/31/16	JPM	45,974	46,343	(369)
GBP	Sell	08/31/16	MSC	52,377	52,963	(586)
GBP	Sell	08/31/16	CBK	234,277	237,012	(2,735)
GBP	Sell	10/11/16	UBS	337,745	344,533	(6,788)
GBP	Sell	10/24/16	BCLY	275,910	278,339	(2,429)
HKD	Sell	04/28/17	SCB	36,602	36,681	(79)
HKD	Sell	04/28/17	SCB	73,256	73,362	(106)
HKD	Sell	04/28/17	SCB	109,884	110,043	(159)
HKD	Sell	04/28/17	SCB	109,807	110,044	(237)
HKD	Sell	04/28/17	SCB	109,804	110,044	(240)
HKD	Sell	04/28/17	SCB	109,804	110,044	(240)
HKD	Sell	04/28/17	HSBC	217,512	218,021	(509)
HKD	Sell	04/28/17	HSBC	235,930	236,491	(561)
HKD	Sell	04/28/17	SCB	211,536	212,209	(673)
HKD	Sell	04/28/17	CBK	425,340	426,355	(1,015)

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

HUF	Buy	08/31/16	CBK	40,923	$42,055	1,132
HUF	Buy	08/31/16	CBK	10,321	10,424	103
HUF	Sell	08/31/16	GSC	7,385	7,548	(163)
HUF	Sell	08/31/16	BOA	8,087	8,267	(180)
IDR	Buy	08/31/16	GSC	26,520	26,527	7
ILS	Buy	08/31/16	GSC	18,172	18,366	194
ILS	Buy	08/31/16	JPM	10,442	10,494	52
ILS	Sell	08/31/16	GSC	10,415	10,494	(79)
INR	Buy	08/31/16	BOA	238,888	239,846	958
INR	Buy	08/31/16	JPM	17,742	17,822	80
INR	Buy	08/31/16	JPM	10,370	10,396	26
INR	Buy	08/31/16	JPM	17,832	17,821	(11)
JPY	Buy	08/31/16	CSFB	309,325	320,940	11,615
JPY	Buy	08/31/16	CBK	223,372	226,786	3,414
JPY	Buy	08/31/16	CBK	52,085	53,960	1,875
JPY	Buy	08/31/16	CBK	148,628	149,615	987
JPY	Buy	08/31/16	SCB	18,787	19,622	835
JPY	Buy	08/31/16	MSC	38,952	39,243	291
JPY	Sell	08/15/16	JPM	1,039,088	1,078,590	(39,502)
JPY	Sell	08/22/16	JPM	287,698	294,237	(6,539)
JPY	Sell	08/31/16	JPM	21,362	21,378	(16)
JPY	Sell	08/31/16	JPM	19,183	19,622	(439)
JPY	Sell	08/31/16	MSC	18,829	19,622	(793)
JPY	Sell	08/31/16	CBK	225,470	226,630	(1,160)
JPY	Sell	08/31/16	CBK	146,411	149,614	(3,203)
JPY	Sell	08/31/16	DEUT	331,036	339,944	(8,908)
JPY	Sell	09/12/16	MSC	1,443,089	1,472,410	(29,321)
JPY	Sell	10/11/16	MSC	287,853	294,836	(6,983)
JPY	Sell	10/31/16	JPM	191,672	196,691	(5,019)
JPY	Sell	11/07/16	UBS	209,000	216,429	(7,429)
KRW	Buy	08/31/16	SCB	15,273	15,539	266
KRW	Buy	08/31/16	JPM	10,366	10,506	140
KRW	Buy	08/31/16	UBS	5,128	5,212	84
KRW	Sell	08/31/16	JPM	7,686	7,801	(115)
KRW	Sell	08/31/16	SSG	39,178	39,795	(617)
KRW	Sell	08/31/16	BNP	41,238	41,882	(644)
KRW	Sell	08/31/16	BCLY	43,283	43,980	(697)
MXN	Buy	08/31/16	GSC	15,484	15,416	(68)
MXN	Buy	08/31/16	GSC	27,806	27,643	(163)
MXN	Buy	08/31/16	SSG	845,211	839,141	(6,070)
MXN	Sell	08/31/16	SSG	14,993	14,885	108
MXN	Sell	08/31/16	JPM	12,757	12,759	(2)
MXN	Sell	08/31/16	RBC	12,704	12,758	(54)
MYR	Buy	08/30/16	SSG	19,645	19,616	(29)
MYR	Sell	08/30/16	SCB	14,804	14,713	91
MYR	Sell	08/30/16	BCLY	17,193	17,165	28
NOK	Buy	08/31/16	BOA	50,470	50,969	499
NOK	Buy	08/31/16	BOA	25,644	26,077	433
NOK	Buy	08/31/16	GSC	17,523	17,780	257
NOK	Buy	08/31/16	MSC	12,930	13,038	108
NOK	Buy	08/31/16	GSC	8,226	8,297	71
NOK	Buy	08/31/16	MSC	12,976	13,039	63
NOK	Buy	08/31/16	MSC	8,262	8,297	35
NOK	Buy	08/31/16	GSC	8,267	8,297	30
NOK	Sell	08/31/16	SCB	15,282	15,409	(127)
NOK	Sell	08/31/16	JPM	15,142	15,409	(267)
NOK	Sell	09/02/16	JPM	238,984	237,066	1,918
NZD	Buy	08/31/16	HSBC	222,168	230,050	7,882
NZD	Buy	08/31/16	BNP	31,409	32,452	1,043
NZD	Buy	08/31/16	MSC	24,640	25,241	601
NZD	Buy	08/31/16	HSBC	82,342	82,933	591
NZD	Buy	08/31/16	CBK	14,325	14,423	98
NZD	Sell	08/31/16	JPM	118,142	118,270	(128)
NZD	Sell	08/31/16	BOA	118,080	118,270	(190)
NZD	Sell	08/31/16	UBS	14,063	14,423	(360)
NZD	Sell	08/31/16	BMO	28,045	28,847	(802)

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

NZD	Sell	08/31/16	MSC	38,286	$39,663	(1,377)
NZD	Sell	08/31/16	CBK	116,497	118,271	(1,774)
NZD	Sell	08/31/16	BOA	80,592	82,933	(2,341)
NZD	Sell	08/31/16	GSC	144,928	147,838	(2,910)
NZD	Sell	08/31/16	HSBC	291,092	295,676	(4,584)
NZD	Sell	08/31/16	CBK	561,433	579,812	(18,379)
PEN	Buy	08/31/16	SCB	19,322	19,332	10
PEN	Buy	08/31/16	BNP	74,381	73,757	(624)
PEN	Sell	08/31/16	CIB	17,996	17,844	152
PEN	Sell	08/31/16	CIB	25,427	25,280	147
PLN	Buy	08/31/16	BOA	92,240	93,585	1,345
PLN	Buy	08/31/16	GSC	7,575	7,692	117
PLN	Sell	08/31/16	GSC	12,710	12,820	(110)
PLN	Sell	08/31/16	GSC	25,112	25,640	(528)
PLN	Sell	08/31/16	BOA	113,468	115,123	(1,655)
RUB	Buy	08/31/16	GSC	10,110	9,771	(339)
RUB	Buy	08/31/16	GSC	60,097	59,080	(1,017)
RUB	Sell	08/31/16	CSFB	25,115	24,654	461
RUB	Sell	08/31/16	CSFB	25,332	24,955	377
RUB	Sell	08/31/16	JPM	10,076	9,772	304
RUB	Sell	08/31/16	MSC	56,533	56,524	9
RUB	Sell	08/31/16	GSC	27,566	27,661	(95)
RUB	Sell	08/31/16	JPM	15,176	15,333	(157)
RUB	Sell	08/31/16	GSC	32,738	33,073	(335)
RUB	Sell	08/31/16	MSC	55,531	56,524	(993)
SEK	Buy	08/31/16	GSC	320,868	323,949	3,081
SEK	Buy	08/31/16	GSC	114,659	116,098	1,439
SEK	Buy	08/31/16	GSC	22,980	23,290	310
SEK	Buy	08/31/16	GSC	12,763	12,874	111
SEK	Sell	08/31/16	SCB	23,280	23,407	(127)
SEK	Sell	08/31/16	BOA	23,184	23,407	(223)
SGD	Sell	08/31/16	SCB	14,695	14,914	(219)
SGD	Sell	08/31/16	MSC	80,679	82,027	(1,348)
THB	Buy	08/31/16	JPM	222,552	223,804	1,252
THB	Buy	08/31/16	JPM	43,601	43,614	13
THB	Sell	08/31/16	BCLY	84,546	84,931	(385)
TRY	Buy	08/31/16	GSC	30,660	31,571	911
TRY	Sell	08/31/16	GSC	8,130	8,309	(179)
TRY	Sell	08/31/16	GSC	28,446	28,912	(466)
TRY	Sell	08/31/16	HSBC	28,221	28,912	(691)
TRY	Sell	08/31/16	GSC	56,658	57,492	(834)
TRY	Sell	08/31/16	SCB	64,705	66,465	(1,760)
TWD	Buy	08/31/16	SCB	107,354	107,973	619
TWD	Buy	08/31/16	BCLY	53,985	53,752	(233)
TWD	Sell	08/31/16	HSBC	53,499	53,908	(409)
ZAR	Buy	08/31/16	SCB	16,639	17,184	545
ZAR	Buy	08/31/16	GSC	7,658	7,876	218
ZAR	Buy	08/31/16	GSC	7,690	7,876	186
ZAR	Sell	08/31/16	GSC	7,684	7,876	(192)
ZAR	Sell	08/31/16	GSC	17,979	18,616	(637)
ZAR	Sell	08/31/16	SCB	116,891	120,716	(3,825)

Total						$(112,440)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
WIBOR	Warsaw Interbank Offered Rate

The Hartford Global Alpha Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$1,199,051	$—	$1,199,051	$—
Corporate Bonds	5,388,473	—	5,388,473	—
Foreign Government Obligations	8,446,613	—	8,446,613	—
U.S. Government Agencies	500,866	—	500,866	—
U.S. Government Securities	3,563,175	—	3,563,175	—
Convertible Bonds	46,874	—	46,874	—
Convertible Preferred Stocks	17,030	17,030	—	—
Short-Term Investments	6,434,396	1,226,506	5,207,890	—
Purchased Options	32,872	—	32,872	—
Foreign Currency Contracts(2)	157,232	—	157,232	—
Futures Contracts(2)	87,308	87,308	—	—
Swaps - Credit Default(2)	87,982	—	87,982	—
Swaps - Interest Rate(2)	23,991	—	23,991	—

Total	$25,985,863	$1,330,844	$24,655,019	$—

Liabilities
Foreign Currency Contracts(2)	$(269,672)	$—	$(269,672)	$—
Futures Contracts(2)	(126,166)	(126,166)	—	—
Swaps - Credit Default(2)	(140,891)	—	(140,891)	—
Swaps - Interest Rate(2)	(50,892)	—	(50,892)	—
Written Options	(24,097)	—	(24,097)	—

Total	$(611,718)	$(126,166)	$(485,552)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.3%
	Automobiles & Components - 1.4%
1,881,518	Chongqing Changan Automobile Co., Ltd. Class B	$3,125,002
107,263	Delphi Automotive plc	7,274,577
22,805	Fiat Chrysler Automobiles N.V.	147,117
46,500	Magna International, Inc.	1,791,407
59,600	Mazda Motor Corp.	871,651
160,900	Toyo Tire & Rubber Co., Ltd.	1,611,271

		14,821,025

	Banks - 5.0%
279,686	Alpha Bank A.E.*	564,104
22,325	Banco Macro S.A. ADR	1,677,277
152,276	Bank of America Corp.	2,206,479
2,919,522	Bank of Ireland*	603,639
35,007	Bank of Nova Scotia	1,777,305
32,164	BNP Paribas S.A.	1,595,472
2,242,000	China Construction Bank Corp. Class H	1,507,835
131,366	Citigroup, Inc.	5,755,145
49,585	Citizens Financial Group, Inc.	1,107,233
1,514,746	Eurobank Ergasias S.A.*	876,684
454,988	Genworth Mortgage Insurance Australia Ltd.	1,017,783
220,130	ICICI Bank Ltd. ADR	1,668,586
576,724	Itau Unibanco Holding S.A. ADR	6,026,766
132,329	JP Morgan Chase & Co.	8,465,086
172,199	LIC Housing Finance Ltd.	1,339,002
11,861	M&T Bank Corp.	1,358,796
70,257	MGIC Investment Corp.*	505,148
338,900	Mitsubishi UFJ Financial Group, Inc.	1,713,317
193,176	Nordea Bank AB	1,721,134
51,342	PNC Financial Services Group, Inc.	4,243,416
669,600	Sberbank of Russia PJSC ADR	5,834,370
61,644	Wells Fargo & Co.	2,957,063

		54,521,640

	Capital Goods - 6.2%
70,395	AerCap Holdings N.V.*	2,570,121
38,014	Airbus Group SE	2,242,562
67,074	Atlas Copco AB Class A	1,882,878
590,683	Balfour Beatty plc*	1,732,721
346,500	Beijing Enterprises Holdings Ltd.	1,958,899
42,865	Builders FirstSource, Inc.*	552,530
22,015	Caterpillar, Inc.	1,821,961
53,356	Cie de Saint-Gobain	2,265,081
797,403	Cobham plc	1,807,876
114,600	Denyo Co., Ltd.	1,193,153
56,643	Eaton Corp. plc	3,591,733
162,870	Ellaktor S.A.*	247,054
14,705	Fortive Corp.*	708,928
31,588	Fortune Brands Home & Security, Inc.	1,998,573
30,093	Generac Holdings, Inc.*	1,137,214
14,300	General Dynamics Corp.	2,100,527
79,600	Hino Motors Ltd.	831,272
37,586	Honeywell International, Inc.	4,372,379
6,428	IDEX Corp.	577,170
551,430	IHI Corp.	1,534,348
27,162	Legrand S.A.	1,498,730
14,174	Lockheed Martin Corp.	3,582,195
20,362	Middleby Corp.*	2,451,178
444,510	Mitsubishi Heavy Industries Ltd.	1,889,613
9,877	MonotaRO Co., Ltd.	287,145
15,734	Owens Corning	832,486
267,267	QinetiQ Group plc	793,633
4,181	Raytheon Co.	583,375
14,763	Rheinmetall AG	1,034,323

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

125,919	Sandvik AB	$1,349,190
492,920	Sanwa Holdings Corp.	5,125,027
54,719	Schneider Electric SE	3,570,041
16,819	Siemens AG	1,825,643
8,143	Sulzer AG	826,777
6,740	TransDigm Group, Inc.*	1,883,965
30,148	United Technologies Corp.	3,245,432
12,518	Wabco Holdings, Inc.*	1,255,180
16,281	Zumtobel Group AG	247,090

		67,408,003

	Commercial & Professional Services - 1.7%
134,400	Atento S.A.*	1,352,064
10,447	Clean Harbors, Inc.*	537,185
4,497	Dun & Bradstreet Corp.	581,237
181,830	Experian plc	3,556,691
134,208	IHS Markit Ltd.*	4,662,386
2,210	Klarna Holding AB(1)(2)(3)	223,813
100,095	Nippon Kanzai Co., Ltd.	1,664,633
3,300,611	Spotless Group Holdings Ltd.	2,997,869
19,137	Waste Connections, Inc.*	1,425,324
24,211	Wolters Kluwer N.V.	1,018,645

		18,019,847

	Consumer Durables & Apparel - 2.3%
44,290	Brunello Cucinelli S.p.A.	826,426
1,254,728	Cairn Homes plc*	1,339,661
238,717	Crocs, Inc.*	2,704,664
10,765,240	Global Brands Group Holding Ltd.*	945,749
24,695	Kate Spade & Co.*	535,635
24,338	Luxottica Group S.p.A.	1,183,167
75,002	NIKE, Inc. Class B	4,162,611
43,315	Pandora A/S	5,641,826
75,557	Persimmon plc	1,687,003
19,186	Ralph Lauren Corp.	1,881,955
744,980	Samsonite International S.A.	2,121,539
34,012	VF Corp.	2,123,369

		25,153,605

	Consumer Services - 2.9%
23,935	Aramark	858,070
10,538	Chipotle Mexican Grill, Inc.*	4,468,006
153,426	Compass Group plc	2,914,757
2,343,435	Genting Singapore plc	1,379,648
81,535	Hilton Worldwide Holdings, Inc.	1,890,797
352,236	Kroton Educacional S.A.	1,568,680
124,484	Las Vegas Sands Corp.	6,305,114
33,761	LifeLock, Inc.*	564,821
1,145,130	Mandarin Oriental International Ltd.	1,548,125
31,434	McDonald’s Corp.	3,698,210
15,980	New Oriental Education & Technology Group, Inc. ADR	704,079
21,980	Norwegian Cruise Line Holdings Ltd.*	936,348
113,009	OPAP S.A.	907,031
7,621	Panera Bread Co. Class A*	1,671,438
609,970	Sands China Ltd.	2,333,858

		31,748,982

	Diversified Financials - 3.5%
85,125	Amundi S.A.(3)	3,724,265
477,208	Anima Holding S.p.A.(3)	2,395,427
138,629	Banca Generali S.p.A.	2,869,833
3,651	BlackRock, Inc.	1,337,179
406,500	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	2,393,315
243,831	Cerved Information Solutions S.p.A.	2,046,362
231,065	Ichiyoshi Securities Co., Ltd.	1,790,412
12,737	Intercontinental Exchange, Inc.	3,365,115
26,468	Legg Mason, Inc.	903,618

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

577,389	LendingClub Corp. PIPE*	$2,667,537
6,228	MarketAxess Holdings, Inc.	1,006,818
18,292	MSCI, Inc.	1,573,844
7,201	Nihon M&A Center, Inc.	441,440
97,685	OneMain Holdings, Inc.*	2,817,235
54,208	Raymond James Financial, Inc.	2,976,019
14,611	S&P Global, Inc.	1,785,464
14,571	Santander Consumer USA Holdings, Inc.*	160,135
257,000	Singapore Exchange Ltd.	1,451,064
58,500	Solar Cayman Ltd.*(1)(2)(3)	14,625
25,467	Synchrony Financial*	710,020
95,603	UBS Group AG	1,314,265
69,140	WisdomTree Investments, Inc.	687,252

		38,431,244

	Energy - 5.7%
78,964	Anadarko Petroleum Corp.	4,305,907
54,250	Cabot Oil & Gas Corp.	1,338,347
81,360	Canadian Natural Resources Ltd.	2,459,513
27,216	Chevron Corp.	2,789,096
342,774	Cobalt International Energy, Inc.*	510,733
6,354	Concho Resources, Inc.*	789,167
37,341	Diamondback Energy, Inc.*	3,278,166
82,851	Eni S.p.A.	1,270,936
32,096	Ensco plc Class A	294,320
94,134	Golar LNG Ltd.	1,596,513
84,509	Halliburton Co.	3,689,663
23,064	Helmerich & Payne, Inc.	1,429,276
38,109	Hess Corp.	2,044,548
5,439,000	Hilong Holding Ltd.	741,085
97,490	Imperial Oil Ltd.	2,999,405
305,852	Karoon Gas Australia Ltd.*	311,257
212,783	Marathon Oil Corp.	2,902,360
7,615	Newfield Exploration Co.*	329,730
141,010	Petroleo Brasileiro S.A. ADR*	1,223,967
55,663	Pioneer Natural Resources Co.	9,049,134
10,200	QEP Resources, Inc.	185,640
95,632	Repsol S.A.	1,211,333
829,740	Rosneft PJSC GDR	4,010,133
82,015	Royal Dutch Shell plc Class B	2,181,494
15,037	Schlumberger Ltd.	1,210,779
112,579	Southwestern Energy Co.*	1,641,402
30,908	Suncor Energy, Inc.	831,734
107,545	Total S.A.	5,172,250
26,400	TransCanada Corp.	1,224,108
225,572	Trican Well Service Ltd.*	340,349
37,000	WPX Energy, Inc.*	369,630

		61,731,975

	Food & Staples Retailing - 1.3%
4,519	Ain Holdings, Inc.	311,156
18,100	Alimentation Couche-Tard, Inc. Class B	818,323
41,901	Costco Wholesale Corp.	7,006,685
31,380	Seven & I Holdings Co., Ltd.	1,302,994
39,325	Walgreens Boots Alliance, Inc.	3,116,506
51,850	Whole Foods Market, Inc.	1,580,388

		14,136,052

	Food, Beverage & Tobacco - 5.6%
9,993	Anheuser-Busch InBev N.V.	1,291,017
127,226	British American Tobacco plc	8,120,175
747,286	C&C Group plc	3,011,613
128,830	Coca-Cola Co.	5,620,853
82,363	Coca-Cola HBC AG	1,702,804
20,340	ConAgra Foods, Inc.	951,098
151,530	Diageo plc	4,342,344
5,562	Dr Pepper Snapple Group, Inc.	547,913

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

701,716	Greencore Group plc	$3,041,076
93,300	Heineken Malaysia Bhd	412,686
30,208	Heineken N.V.	2,850,894
5,788	MEIJI Holdings Co., Ltd.	603,435
28,417	Molson Coors Brewing Co. Class B	2,903,081
121,299	Mondelez International, Inc. Class A	5,334,730
23,998	Monster Beverage Corp.*	3,854,799
50,089	Nestle S.A.	4,013,760
129,839	Nomad Foods Ltd.*	1,149,075
29,268	PepsiCo, Inc.	3,187,870
13,100	Philip Morris International, Inc.	1,313,406
39,764	Post Holdings, Inc.*	3,446,346
611,609	Vina Concha y Toro S.A.	1,055,333
676,289	Yantai Changyu Pioneer Wine Co., Ltd. Class B	2,029,277

		60,783,585

	Health Care Equipment & Services - 4.5%
8,933	ABIOMED, Inc.*	1,053,826
79,300	Acadia Healthcare Co., Inc.*	4,480,450
19,423	Align Technology, Inc.*	1,731,560
13,962	athenahealth, Inc.*	1,784,204
4,728	Becton Dickinson and Co.	832,128
4,089	BioMerieux	565,315
107,582	Boston Scientific Corp.*	2,612,091
38,840	Cardinal Health, Inc.	3,247,024
1,847,640	CareView Communications, Inc.*	161,668
789,096	Corindus Vascular Robotics, Inc.*	1,128,407
26,841	Danaher Corp.	2,185,931
31,294	DexCom, Inc.*	2,886,246
11,080	Edwards Lifesciences Corp.*	1,268,882
54,805	Envision Healthcare Holdings, Inc.*	1,347,655
10,969	Essilor International S.A.	1,404,991
61,946	HCA Holdings, Inc.*	4,777,895
1,038	Intuitive Surgical, Inc.*	722,199
20,231	McKesson Corp.	3,936,143
45,936	Medtronic plc	4,025,372
208,736	Senseonics Holdings, Inc.*	693,004
42,539	UnitedHealth Group, Inc.	6,091,585
41,677	Veeva Systems, Inc. Class A*	1,583,309

		48,519,885

	Household & Personal Products - 3.2%
28,124	Beiersdorf AG	2,642,246
138,418	Colgate-Palmolive Co.	10,302,452
75,745	Coty, Inc. Class A	2,035,268
35,580	Estee Lauder Cos., Inc. Class A	3,305,382
271,400	Hypermarcas S.A.	2,297,659
2,547	LG Household & Health Care Ltd.	2,294,145
144,835	Natura Cosmeticos S.A.	1,487,480
25,261	Procter & Gamble Co.	2,162,089
47,361	Reckitt Benckiser Group plc	4,592,126
91,096	Unilever N.V.	4,201,348

		35,320,195

	Insurance - 3.5%
248,000	AIA Group Ltd.	1,544,839
83,895	American International Group, Inc.	4,567,244
102,174	Assicurazioni Generali S.p.A.	1,345,981
31,413	Chubb Ltd.	3,934,792
215,950	Delta Lloyd N.V.	770,565
1,672	Fairfax Financial Holdings Ltd.	896,425
23,377	Marsh & McLennan Cos., Inc.	1,537,038
134,730	MetLife, Inc.	5,758,360
41,780	MS&AD Insurance Group Holdings, Inc.	1,203,754
848,000	PICC Property & Casualty Co., Ltd. Class H	1,321,323
48,929	Principal Financial Group, Inc.	2,281,559
46,200	Prudential Financial, Inc.	3,478,398

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

272,083	Saga plc	$731,152
127,300	T&D Holdings, Inc.	1,298,206
60,600	Tokio Marine Holdings, Inc.	2,345,658
50,584	Unum Group	1,690,012
13,519	Zurich Insurance Group AG*	3,245,816

		37,951,122

	Materials - 5.3%
18,700	Agrium, Inc.	1,697,212
14,244	Akzo Nobel N.V.	920,773
122,832	Anglo American plc	1,345,275
42,029	BHP Billiton Ltd. ADR	1,247,841
192,004	BRAAS Monier Building Group S.A.	4,648,859
35,894	Celanese Corp. Series A	2,276,397
69,519	CF Industries Holdings, Inc.	1,715,729
81,129	Constellium N.V. Class A*	430,795
165,695	CRH plc	5,039,452
28,300	Dow Chemical Co.	1,518,861
21,981	Franco-Nevada Corp.	1,694,287
1,409,591	Glencore plc*	3,479,038
28,308	Goldcorp, Inc.	506,147
95,999	International Paper Co.	4,397,714
124,019	LafargeHolcim Ltd.*	5,897,215
14,564	Louisiana-Pacific Corp.*	294,193
77,300	Methanex Corp.	2,168,059
12,350	Norbord, Inc.	311,197
129,509	Platform Specialty Products Corp.*	1,191,483
32,977	Praxair, Inc.	3,843,140
28,777	Reliance Steel & Aluminum Co.	2,257,268
31,084	Rio Tinto plc ADR	1,020,177
41,100	Shin-Etsu Chemical Co., Ltd.	2,804,626
45,031	Smurfit Kappa Group plc	1,057,467
460,350	Sumitomo Osaka Cement Co., Ltd.	2,197,035
507,260	Taiheiyo Cement Corp.	1,449,719
121,057	Ternium S.A. ADR	2,628,147

		58,038,106

	Media - 2.2%
42,394	DISH Network Corp. Class A*	2,264,688
650,662	SES S.A.	14,258,086
596,780	Sky plc	7,267,816

		23,790,590

	Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
57,981	Alder Biopharmaceuticals, Inc.*	1,861,190
43,434	Allergan plc*	10,986,630
110,322	AstraZeneca plc	7,385,857
193,078	AstraZeneca plc ADR	6,591,683
5,277	Biogen, Inc.*	1,529,961
257,373	Bristol-Myers Squibb Co.	19,254,074
32,500	Celgene Corp.*	3,646,175
38,710	Cepheid*	1,367,624
35,700	Coherus Biosciences, Inc.*	906,423
92,676	Eisai Co., Ltd.	5,418,901
138,200	Hikma Pharmaceuticals plc	4,812,215
33,633	Johnson & Johnson	4,211,861
277,053	Merck & Co., Inc.	16,251,929
142,589	Mylan N.V.*	6,671,739
29,932	Novartis AG	2,482,654
200,942	Ono Pharmaceutical Co., Ltd.	7,227,453
38,639	Portola Pharmaceuticals, Inc.*	1,003,068
8,878	Regeneron Pharmaceuticals, Inc.*	3,774,215
21,159	Roche Holding AG	5,401,215
17,520	TESARO, Inc.*	1,633,565
35,840	Teva Pharmaceutical Industries Ltd. ADR	1,917,440
846,951	TherapeuticsMD, Inc.*	6,580,809

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

40,780	UCB S.A.	$3,190,788

		124,107,469

	Real Estate - 3.0%
42,807	American Tower Corp. REIT	4,955,766
865,890	BR Malls Participacoes S.A.*	3,754,754
89,510	Castellum AB	1,353,761
51,451	Columbia Property Trust, Inc. REIT	1,250,259
878,030	Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,260,617
2,938	Equinix, Inc. REIT	1,095,492
142,001	Grivalia Properties REIC A.E. REIT	1,101,775
828,515	Hibernia plc REIT	1,241,972
89,934	Host Hotels & Resorts, Inc. REIT	1,595,429
19,352	ICADE REIT	1,492,976
93,700	LaSalle Hotel Properties REIT	2,581,435
1,433,074	New South Resources Ltd.*	1,779,390
333,080	Oberoi Realty Ltd.	1,451,291
3,860	Relo Group, Inc. REIT	602,315
78,805	Sumitomo Real Estate Sales Co., Ltd. REIT	1,684,954
131,389	Vonovia SE	5,209,225
4,081	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	204,835

		32,616,246

	Retailing - 4.1%
30,845	Advance Auto Parts, Inc.	5,239,332
727,000	Allstar Co.*(1)(2)(3)	894,210
10,783	Amazon.com, Inc.*	8,182,248
20,122	Expedia, Inc.	2,347,231
5,968	Honest Co.*(1)(2)(3)	230,544
5,907	JAND, Inc. Class A*(1)(2)(3)	63,087
32,715	JUMBO S.A.	386,602
31,675	L Brands, Inc.	2,340,782
21,984	Lowe’s Cos., Inc.	1,808,844
265,660	Luk Fook Holdings International Ltd.	675,459
79,092	Netflix, Inc.*	7,217,145
16,377	Nordstrom, Inc.	724,355
1,355	Priceline Group, Inc.*	1,830,348
117,200	Rakuten, Inc.	1,326,309
13,118	Restoration Hardware Holdings, Inc.*	404,166
21,309	Signet Jewelers Ltd.	1,873,274
43,615	TJX Cos., Inc.	3,564,218
39,437	Tory Burch LLC*(1)(2)(3)	2,288,524
7,855	TripAdvisor, Inc.*	549,614
36,595	Wayfair, Inc. Class A*	1,591,882
23,490	Zalando SE*(3)	890,667

		44,428,841

	Semiconductors & Semiconductor Equipment - 3.2%
37,204	Applied Materials, Inc.	978,093
17,698	Cypress Semiconductor Corp.	206,005
27,180	First Solar, Inc.*	1,268,762
410,767	Globalwafers Co., Ltd.	842,104
151,140	Intel Corp.	5,268,740
21,427	Lam Research Corp.	1,923,502
67,206	Maxim Integrated Products, Inc.	2,740,661
19,891	Mellanox Technologies Ltd.*	878,784
33,367	Micron Technology, Inc.*	458,463
70,194	NXP Semiconductors N.V.*	5,902,613
9,253	Qorvo, Inc.*	585,067
57,253	QUALCOMM, Inc.	3,582,893
19,003	Silicon Motion Technology Corp. ADR	982,455
48,791	SK Hynix, Inc.	1,502,474
44,506	Skyworks Solutions, Inc.	2,938,286
126,986	Sumco Corp.	943,179
251,748	SunPower Corp.*	3,670,486

		34,672,567

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Software & Services - 9.7%
52,689	Accenture plc Class A	$5,943,846
12,978	Adobe Systems, Inc.*	1,270,027
74,836	Alibaba Group Holding Ltd. ADR*	6,172,473
20,462	Alliance Data Systems Corp.*	4,739,408
5,460	Alphabet, Inc. Class A*	4,320,716
14,562	Alphabet, Inc. Class C*	11,195,120
18,686	Apigee Corp.*	232,454
12,433	Autodesk, Inc.*	739,142
33,886	Automatic Data Processing, Inc.	3,014,160
7,600	Baidu, Inc. ADR*	1,212,960
18,558	Blackhawk Network Holdings, Inc.*	645,633
56,679	Cadence Design Systems, Inc.*	1,363,130
50,524	ChinaCache International Holdings Ltd. ADR*	302,134
27,823	Cognizant Technology Solutions Corp. Class A*	1,599,544
10,375	CoStar Group, Inc.*	2,156,963
43,900	Descartes Systems Group, Inc.*	885,296
61,882	Envestnet, Inc.*	2,362,036
39,939	Facebook, Inc. Class A*	4,950,040
39,639	Global Payments, Inc.	2,959,448
71,896	Gogo, Inc.*	604,645
175,168	Just Eat plc*	1,243,438
224,459	Microsoft Corp.	12,722,336
74,569	Mobileye N.V.*	3,572,601
2,372	NAVER Corp.	1,504,996
86,697	Oracle Corp.	3,558,045
101,903	Quotient Technology, Inc.*	1,290,092
22,354	Salesforce.com, Inc.*	1,828,557
55,096	ServiceNow, Inc.*	4,127,792
75,250	SS&C Technologies Holdings, Inc.	2,424,555
154,472	Tencent Holdings Ltd.	3,730,982
80,830	Verint Systems, Inc.*	2,850,874
40,723	Visa, Inc. Class A	3,178,430
35,057	Workday, Inc. Class A*	2,921,650
197,122	Yandex N.V. Class A*	4,267,691
680	Zillow Group, Inc. Class A*	26,799

		105,918,013

	Technology Hardware & Equipment - 2.6%
5,769	Apple, Inc.	601,188
64,281	ARRIS International plc*	1,751,014
419,000	Catcher Technology Co., Ltd.	2,921,397
173,725	Cisco Systems, Inc.	5,303,824
29,317	Motorola Solutions, Inc.	2,034,013
380,195	Nokia Oyj	2,193,534
96,175	Parkervision, Inc.*	643,411
28,443	Pure Storage, Inc. Class A*	358,382
6,095	Samsung Electronics Co., Ltd.	8,386,581
39,801	Spectris plc	988,216
103	Stratasys Ltd.*	2,157
31,085	Western Digital Corp.	1,476,848
1,297,925	WPG Holdings Ltd.	1,653,200

		28,313,765

	Telecommunication Services - 1.7%
382,490	Bharti Infratel Ltd.	2,257,144
177,825	Hellenic Telecommunications Organization S.A.	1,746,592
37,789	Millicom International Cellular S.A.	2,017,701
105,800	Nippon Telegraph & Telephone Corp.	5,027,590
145,245	NTT DoCoMo, Inc.	3,945,484
114,330	Telenor ASA	1,914,062
27,522	Verizon Communications, Inc.	1,524,994

		18,433,567

	Transportation - 3.1%
113,400	American Airlines Group, Inc.	4,025,700
68,440	Canadian National Railway Co.	4,338,666

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

87,040	CSX Corp.	$2,465,843
22,599	Delta Air Lines, Inc.	875,711
54,515	Deutsche Post AG	1,626,949
21,031	FedEx Corp.	3,404,919
37,638	Genesee & Wyoming, Inc. Class A*	2,437,060
74,463	Groupe Eurotunnel SE	773,873
56,200	Hitachi Transport System Ltd.	1,095,551
187,895	International Consolidated Airlines Group S.A.	1,008,925
2,070,000	Jiangsu Expressway Co., Ltd. Class H	2,928,565
11,079	Kuehne + Nagel International AG	1,554,008
852	Macquarie Infrastructure Corp.	65,306
42,540	Swift Transportation Co.*	818,895
13,795	United Continental Holdings, Inc.*	646,847
42,526	United Parcel Service, Inc. Class B	4,597,061
55,270	XPO Logistics, Inc.*	1,637,097

		34,300,976

	Utilities - 3.2%
37,355	Avangrid, Inc.	1,686,205
63,401	Calpine Corp.*	871,130
569,848	Centrica plc	1,817,552
4,834,000	China Longyuan Power Group Corp. Ltd. Class H	3,891,402
176,000	China Resources Gas Group Ltd.	517,190
309,666	E.ON SE	3,321,127
24,721	Edison International	1,912,911
205,000	ENN Energy Holdings Ltd.	979,027
98,273	Gas Natural SDG S.A.	2,032,748
1,080,600	Guangdong Investment Ltd.	1,660,603
1,152,000	Huadian Fuxin Energy Corp. Ltd. Class H	268,026
4,949,990	Huaneng Renewables Corp. Ltd. Class H	1,589,077
306,391	National Grid plc	4,393,286
1,184,459	NTPC Ltd.	2,804,622
11,730	Pattern Energy Group, Inc.	285,860
460,390	Power Assets Holdings Ltd.	4,513,152
101,059	RWE AG*	1,797,550
14,643	UGI Corp.	662,742

		35,004,210

	Total Common Stocks (cost $1,017,157,250)	1,048,171,510

Corporate Bonds - 0.0%
	Internet - 0.0%
	DraftKings, Inc.
$ 78,639	5.00%, 12/23/2016(1)(2)(3)	78,639

	Total Corporate Bonds (cost $78,639)	78,639

Exchange Traded Funds - 0.3%
	Other Investment Pools & Funds - 0.3%
50,635	iShares MSCI ACWI ETF	2,954,552

	Total Exchange Traded Funds (cost $2,884,676)	2,954,552

Preferred Stocks - 1.9%
	Capital Goods - 0.1%
198,151	Lithium Technology Corp.*(1)(2)(3)	1,071,997

	Consumer Durables & Apparel - 0.0%
46,766	One Kings Lane, Inc.*(1)(2)(3)	48,637

	Consumer Services - 0.1%
5,648	Airbnb, Inc. Series E*(1)(2)(3)	704,531
121,867	DraftKings, Inc.*(1)(2)(3)	233,985

		938,516

	Materials - 0.0%
15,711	Rubicon Minerals Corp.(1)(2)(3)	268,799

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Real Estate - 0.2%
123,147	Redfin Corp. Series G*(1)(2)(3)		$490,125
20,282	WeWork Companies, Inc. Class D-1*(1)(2)(3)		1,017,999
15,935	WeWork Companies, Inc. Class D-2*(1)(2)(3)		799,814

			2,307,938

	Retailing - 0.1%
22,505	Forward Ventures, Inc.*(1)(2)(3)		986,169
13,190	JAND, Inc. Series D*(1)(2)(3)		140,869

			1,127,038

	Software & Services - 1.4%
75,898	Birst, Inc. Series F*(1)(2)(3)		412,885
14,984	Cloudera, Inc.*(1)(2)(3)		272,859
10,669	Dropbox, Inc. Series C*(1)(2)(3)		179,559
243,469	Essence Group Holdings Corp.*(1)(2)(3)		555,109
26,099	ForeScout Technologies, Inc.*(1)(2)(3)		322,584
5,988	General Assembly Space, Inc.*(1)(2)(3)		264,183
38,688	Lookout, Inc. Series F*(1)(2)(3)		304,861
51,890	MarkLogic Corp. Series F*(1)(2)(3)		545,883
46,333	Nutanix, Inc.*(1)(2)(3)		627,812
249,735	Pinterest, Inc. Series G*(1)(2)(3)		1,610,791
42,279	Trade Desk, Inc. Series C*(1)(2)(3)		279,887
168,432	Uber Technologies, Inc.*(1)(2)(3)		8,214,804
28,813	Veracode, Inc.*(1)(2)(3)		679,987
160,709	Zuora, Inc. Series F*(1)(2)(3)		715,155

			14,986,359

	Telecommunication Services - 0.0%
943	DocuSign, Inc. Series B*(1)(2)(3)		17,643
283	DocuSign, Inc. Series B-1*(1)(2)(3)		5,295
677	DocuSign, Inc. Series D*(1)(2)(3)		12,667
17,536	DocuSign, Inc. Series E*(1)(2)(3)		328,099
3,559	DocuSign, Inc. Series F*(1)(2)(3)		66,589

			430,293

	Total Preferred Stocks (cost $14,217,980)		21,179,577

Convertible Preferred Stocks - 0.1%
	Retailing - 0.1%
13,926	Honest Co. Series C *(1)(2)(3)		537,962

	Total Convertible Preferred Stocks (cost $376,800)		537,962

	Total Long-Term Investments (cost $1,034,715,345)		1,072,922,240

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.8%
20,033,002	BlackRock Liquidity Funds TempFund Portfolio		20,033,002

	Total Short-Term Investments (cost $20,033,002)		20,033,002

	Total Investments (cost $1,054,748,347)^	100.4%	$1,092,955,242
	Other Assets and Liabilities	(0.4)%	(4,426,811)

	Total Net Assets	100.0%	$1,088,528,431

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$106,756,398
Unrealized Depreciation	(68,549,503)

Net Unrealized Appreciation	$38,206,895

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2015	5,648	Airbnb, Inc. Series E Preferred	$525,797
08/2011	727,000	Allstar Co.	316,259
03/2015	75,898	Birst, Inc. Series F Preferred	443,313
02/2014	14,984	Cloudera, Inc. Preferred	218,167
02/2014	943	DocuSign, Inc. Series B Preferred	12,384
02/2014	283	DocuSign, Inc. Series B-1 Preferred	3,716
02/2014	677	DocuSign, Inc. Series D Preferred	8,891
02/2014	17,536	DocuSign, Inc. Series E Preferred	230,290
04/2015	3,559	DocuSign, Inc. Series F Preferred	67,952
12/2015	78,639	DraftKings, Inc.	78,639
12/2014	121,867	DraftKings, Inc. Preferred	219,517
01/2014	10,669	Dropbox, Inc. Series C Preferred	203,791
05/2014	243,469	Essence Group Holdings Corp. Preferred	384,997
11/2015	26,099	ForeScout Technologies, Inc. Preferred	309,717
11/2014	22,505	Forward Ventures, Inc. Preferred	700,608
07/2015	5,988	General Assembly Space, Inc. Preferred	293,537
01/2015	5,968	Honest Co.	161,478
08/2014	13,926	Honest Co. Series C Convertible Preferred	376,800
04/2015	5,907	JAND, Inc. Class A	67,844
04/2015	13,190	JAND, Inc. Series D Preferred	151,491
08/2015	2,210	Klarna Holding AB	242,394
08/2014	198,151	Lithium Technology Corp. Preferred	965,788
07/2014	38,688	Lookout, Inc. Series F Preferred	441,937
04/2015	51,890	MarkLogic Corp. Series F Preferred	602,661
08/2014	46,333	Nutanix, Inc. Preferred	620,700
01/2014	46,766	One Kings Lane, Inc. Preferred	720,991
03/2015	249,735	Pinterest, Inc. Series G Preferred	1,792,870
12/2014	123,147	Redfin Corp. Series G Preferred	406,102
09/2015	15,711	Rubicon Minerals Corp. Preferred	313,599
03/2007	58,500	Solar Cayman Ltd.	17,146
11/2013	39,437	Tory Burch LLC	3,090,928
09/2016	42,279	Trade Desk, Inc. Series C Preferred	220,575
06/2014	168,432	Uber Technologies, Inc. Preferred	2,612,894
08/2014	28,813	Veracode, Inc. Preferred	532,058
12/2014	4,081	WeWork Companies, Inc. Class A, REIT	67,953
12/2014	20,282	WeWork Companies, Inc. Class D-1 Preferred	337,719
12/2014	15,935	WeWork Companies, Inc. Class D-2 Preferred	265,336
01/2015	160,709	Zuora, Inc. Series F Preferred	610,582

			$18,637,421

At July 31, 2016, the aggregate value of these securities was $25,715,816, which represents 2.4% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $25,715,816, which represents 2.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $32,726,175, which represents 3.0% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	09/21/16	CBA	$8,215,198	$8,106,485	$108,713
EUR	Sell	09/21/16	CBK	2,230,000	2,244,269	(14,269)
JPY	Sell	09/21/16	JPM	6,084,444	6,339,716	(255,272)

Total						$(160,828)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PIPE	Private Investment in Public Equity
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$14,821,025	$9,065,984	$5,755,041	$—
Banks	54,521,640	37,748,300	16,773,340	—
Capital Goods	67,408,003	33,264,947	34,143,056	—
Commercial & Professional Services	18,019,847	8,558,196	9,237,838	223,813
Consumer Durables & Apparel	25,153,605	13,574,321	11,579,284	—
Consumer Services	31,748,982	22,665,563	9,083,419	—
Diversified Financials	38,431,244	22,383,551	16,033,068	14,625
Energy	61,731,975	50,843,620	10,888,355	—
Food & Staples Retailing	14,136,052	12,521,902	1,614,150	—
Food, Beverage & Tobacco	60,783,585	32,349,769	28,433,816	—
Health Care Equipment & Services	48,519,885	46,549,579	1,970,306	—
Household & Personal Products	35,320,195	25,791,678	9,528,517	—
Insurance	37,951,122	24,143,828	13,807,294	—
Materials	58,038,106	29,198,647	28,839,459	—
Media	23,790,590	2,264,688	21,525,902	—
Pharmaceuticals, Biotechnology & Life Sciences	124,107,469	88,188,386	35,919,083	—
Real Estate	32,616,246	17,595,527	14,815,884	204,835
Retailing	44,428,841	38,060,041	2,892,435	3,476,365
Semiconductors & Semiconductor Equipment	34,672,567	31,384,810	3,287,757	—
Software & Services	105,918,013	99,438,597	6,479,416	—
Technology Hardware & Equipment	28,313,765	12,170,837	16,142,928	—
Telecommunication Services	18,433,567	1,524,994	16,908,573	—
Transportation	34,300,976	25,313,105	8,987,871	—
Utilities	35,004,210	5,418,848	29,585,362	—
Corporate Bonds	78,639	—	—	78,639
Exchange Traded Funds	2,954,552	2,954,552	—	—
Preferred Stocks	21,179,577	—	—	21,179,577
Convertible Preferred Stocks	537,962	—	—	537,962
Short-Term Investments	20,033,002	20,033,002	—	—
Foreign Currency Contracts(2)	108,713	—	108,713	—

Total	$1,093,063,955	$713,007,272	$354,340,867	$25,715,816

Liabilities
Foreign Currency Contracts(2)	$(269,541)	$—	$(269,541)	$—

Total	$(269,541)	$—	$(269,541)	$—

(1) For the period ended July 31, 2016, investments valued at $18,945,774 were transferred from Level 1 to Level 2, and investments valued at $8,210,498 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Preferred Stocks	Total

Beginning balance	$3,228,428	$ 573,467	$ -	$19,642,805	$23,444,700

Purchases	-	-	78,639	530,292	608,931

Sales	-	-	-	(940,016)	(940,016)

Accrued discounts/(premiums)	-	-	-	-	-

Total realized gain/(loss)	-	-	-	-	-

Net change in unrealized appreciation/depreciation	691,210	(35,505)	-	1,946,496	2,602,201

Transfers into Level 3 (1)	-	-	-	-	-

Transfers out of Level 3 (1)	-	-	-	-	-

Ending balance	$3,919,638	$ 537,962	$ 78,639	$21,179,577	$25,715,816

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $2,624,098.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)    Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b)    Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c)    Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Equity Income Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.7%
	Belgium - 1.0%
10,957	Anheuser-Busch InBev N.V.	$1,415,558

	Canada - 1.3%
19,928	Agrium, Inc.	1,808,665

	China - 3.3%
2,425,000	China Construction Bank Corp. Class H	1,630,910
2,118,000	Jiangsu Expressway Co., Ltd. Class H	2,996,474

		4,627,384

	France - 4.4%
20,669	ICADE REIT	1,594,581
37,245	Schneider Electric SE	2,429,982
45,320	Total S.A.	2,179,612

		6,204,175

	Germany - 6.1%
58,220	Deutsche Post AG	1,737,521
133,511	E.ON SE	1,431,888
17,990	Siemens AG	1,952,750
88,116	Vonovia SE	3,493,566

		8,615,725

	Hong Kong - 1.7%
237,000	Power Assets Holdings Ltd.	2,323,285

	Italy - 2.7%
119,542	Assicurazioni Generali S.p.A.	1,574,777
106,492	Banca Generali S.p.A.	2,204,548

		3,779,325

	Japan - 6.8%
36,192	Eisai Co., Ltd.	2,116,199
89,400	Nippon Telegraph & Telephone Corp.	4,248,266
116,700	NTT DoCoMo, Inc.	3,170,078

		9,534,543

	Luxembourg - 3.5%
42,378	Millicom International Cellular S.A.	2,262,725
120,013	SES S.A.	2,629,869

		4,892,594

	Netherlands - 2.2%
212,642	Delta Lloyd N.V.	758,761
87,539	Royal Dutch Shell plc Class B	2,328,425

		3,087,186

	Norway - 1.5%
122,211	Telenor ASA	2,046,002

	Spain - 1.6%
111,845	Gas Natural SDG S.A.	2,313,481

	Sweden - 2.3%
96,262	Castellum AB	1,455,879
207,865	Nordea Bank AB	1,852,008

		3,307,887

	Switzerland - 5.3%
15,630	Roche Holding AG	3,989,838
14,701	Zurich Insurance Group AG*	3,529,606

		7,519,444

	Taiwan - 1.1%
222,000	Catcher Technology Co., Ltd.	1,547,852

	United Kingdom - 10.6%
51,072	AstraZeneca plc	3,419,177
14,829	AstraZeneca plc ADR	506,262
88,884	British American Tobacco plc	5,673,004

Hartford Global Equity Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

627,686	Centrica plc		$2,002,028
38,509	Ensco plc Class A		353,128
86,290	National Grid plc		1,237,297
81,320	Persimmon plc		1,815,677

			15,006,573

	United States - 42.3%
3,797	BlackRock, Inc.		1,390,651
33,769	Bristol-Myers Squibb Co.		2,526,259
24,861	Caterpillar, Inc.		2,057,496
29,627	Chevron Corp.		3,036,175
97,972	Cisco Systems, Inc.		2,991,085
42,784	Coca-Cola Co.		1,866,666
32,400	Dow Chemical Co.		1,738,908
6,269	Dropbox, Inc. Class B*(1)(2)(3)		62,314
40,789	Eaton Corp. plc		2,586,430
25,601	Edison International		1,981,005
102,337	Intel Corp.		3,567,468
98,453	International Paper Co.		4,510,132
41,040	JP Morgan Chase & Co.		2,625,329
120,506	Marathon Oil Corp.		1,643,702
26,500	Marsh & McLennan Cos., Inc.		1,742,375
73,629	Maxim Integrated Products, Inc.		3,002,591
100,252	Merck & Co., Inc.		5,880,782
41,970	MetLife, Inc.		1,793,798
85,330	Microsoft Corp.		4,836,504
14,300	Philip Morris International, Inc.		1,433,718
35,506	PNC Financial Services Group, Inc.		2,934,571
64,615	QUALCOMM, Inc.		4,043,607
27,209	Verizon Communications, Inc.		1,507,651

			59,759,217

	Total Common Stocks (cost $135,539,292)		137,788,896

Warrants - 0.0%
	United States - 0.0%
1,471	Emergent Capital, Inc. Expires 4/11/19*(2)		—

	Total Warrants (cost $—)		—

	Total Long-Term Investments (cost $135,539,292)		137,788,896

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 2.3%
3,293,133	BlackRock Liquidity Funds TempFund Portfolio		3,293,133

	Total Short-Term Investments (cost $3,293,133)		3,293,133

	Total Investments (cost $138,832,425)^	100.0%	$141,082,029
	Other Assets and Liabilities	0.0%	46,806

	Total Net Assets	100.0%	$141,128,835

Note:

Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Global Equity Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$13,184,499
Unrealized Depreciation	(10,934,895)

Net Unrealized Appreciation	$2,249,604

*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of this security was $62,314, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
05/2012	6,269	Dropbox, Inc. Class B	$56,745
04/2014	1,471	Emergent Capital, Inc. Warrants	—

			$56,745

At July 31, 2016, the aggregate value of these securities was $62,314, which represents 0.0% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2016, the aggregate value of this security was $62,314, which represents 0.0% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	09/21/16	CBA	$6,365,501	$6,281,265	$84,236
EUR	Sell	09/21/16	CBK	2,105,307	2,118,779	(13,472)

Total						$70,764

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBA	Commonwealth Bank of Australia
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Global Equity Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Belgium	$1,415,558	$—	$1,415,558	$—
Canada	1,808,665	1,808,665	—	—
China	4,627,384	—	4,627,384	—
France	6,204,175	—	6,204,175	—
Germany	8,615,725	—	8,615,725	—
Hong Kong	2,323,285	—	2,323,285	—
Italy	3,779,325	—	3,779,325	—
Japan	9,534,543	—	9,534,543	—
Luxembourg	4,892,594	—	4,892,594	—
Netherlands	3,087,186	—	3,087,186	—
Norway	2,046,002	—	2,046,002	—
Spain	2,313,481	—	2,313,481	—
Sweden	3,307,887	—	3,307,887	—
Switzerland	7,519,444	—	7,519,444	—
Taiwan	1,547,852	—	1,547,852	—
United Kingdom	15,006,573	859,390	14,147,183	—
United States	59,759,217	59,696,903	—	62,314
Warrants	—	—	—	—
Short-Term Investments	3,293,133	3,293,133	—	—
Foreign Currency Contracts(2)	84,236	—	84,236	—

Total	$141,166,265	$65,658,091	$75,445,860	$62,314

Liabilities
Foreign Currency Contracts(2)	$(13,472)	$—	$(13,472)	$—

Total	$(13,472)	$—	$(13,472)	$—

(1) For the period ended July 31, 2016, investments valued at $5,411,653 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Preferred Stocks	Total

Beginning balance	$ 94,599	$ 39,877	$ 134,476
Purchases	-	-	-
Sales	-	(38,969)	(38,969)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	-	-
Net change in unrealized appreciation/depreciation	(32,285)	(908)	(33,193)
Transfers into Level 3 (1)	-	-	-
Transfers out of Level 3 (1)	-	-	-

Ending balance	$ 62,314	$ -	$ 62,314

Hartford Global Equity Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $(32,285).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 63.1%
	Automobiles & Components - 0.3%
11,500	NOK Corp.	$218,670
24,700	Toyoda Gosei Co., Ltd.	536,558

		755,228

	Banks - 1.9%
103,598	Banca Popolare dell’Emilia Romagna SC	426,208
148,991	CaixaBank S.A.	374,114
26,000	Dah Sing Financial Holdings Ltd.	174,462
103,510	HSBC Holdings plc	678,476
20,603	KB Financial Group, Inc.	654,203
128,100	Mitsubishi UFJ Financial Group, Inc.	647,613
330,400	Mizuho Financial Group, Inc.	530,069
76,396	Standard Chartered plc	610,872
20,800	Sumitomo Mitsui Financial Group, Inc.	659,346
119,077	UniCredit S.p.A.	292,129

		5,047,492

	Capital Goods - 2.0%
3,535	AGCO Corp.	170,246
100,577	Beijing Enterprises Holdings Ltd.	568,601
970	Caterpillar, Inc.	80,277
16,674	Cie de Saint-Gobain	707,848
19,367	CNH Industrial N.V.	138,308
3,730	CNK International Co., Ltd.*(1)(2)	1,032
63,367	COSCO Corp. Singapore Ltd.*	13,803
248	Cummins, Inc.	30,447
11,312	Deere & Co.	879,055
5,580	Fosun International Ltd.	7,322
1,572	Hino Motors Ltd.	16,417
2,237	Hitachi Construction Machinery Co., Ltd.	36,381
116,000	Japan Steel Works Ltd.	518,924
26,800	JGC Corp.	392,343
891	John Bean Technologies Corp.	59,626
1,628	Komatsu Ltd.	31,635
38,344	Kubota Corp.	555,495
3,055	MAN SE	320,337
134	NOW, Inc.*	2,454
64	PACCAR, Inc.	3,774
19,026	Sembcorp Marine Ltd.	20,301
8,892	Vinci S.A.	675,838
35,236	Yangzijiang Shipbuilding Holdings Ltd.	22,990

		5,253,454

	Commercial & Professional Services - 0.2%
6,941	Ceres Global AG Corp.*	27,165
12,000	en-japan, Inc.	216,069
237,291	Hays plc	373,274

		616,508

	Diversified Financials - 0.4%
6,504	Julius Baer Group Ltd.*	266,690
46,336	UBS Group AG	636,986
54,100	Uranium Participation Corp.*	166,156

		1,069,832

	Energy - 30.4%
32,482	Anadarko Petroleum Corp.	1,771,243
771	Apache Corp.	40,478
476	Baker Hughes, Inc.	22,767
327	Baytex Energy Corp.	1,530
828,458	BP plc	4,687,123
4,064	BP plc ADR	139,802
440,515	Buru Energy Ltd.*	82,019
13,291	Cabot Oil & Gas Corp.	327,889

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

106	California Resources Corp.	$1,088
24,501	Callon Petroleum Co.*	279,066
45,560	Caltex Australia Ltd.	1,152,169
1,292	Cameco Corp.	12,350
28,147	Canadian Natural Resources Ltd.	852,298
1,269	Cenovus Energy, Inc.	18,165
60,064	Chevron Corp.	6,155,359
306,000	China Oilfield Services Ltd. Class H	242,138
1,308,000	China Petroleum & Chemical Corp. Class H	938,061
4,700	Cimarex Energy Co.	564,094
101,998	Coal India Ltd.	500,937
4,800	Concho Resources, Inc.*	596,160
57,165	ConocoPhillips Co.	2,333,475
10,943	Cosan Ltd. Class A	73,099
37,135	Crew Energy, Inc.*	157,283
1,064	Denbury Resources, Inc.	3,086
27,710	Devon Energy Corp.	1,060,739
12,185	Diamondback Energy, Inc.*	1,069,721
1,064	Enbridge, Inc.	43,769
40,300	EnCana Corp.	324,091
12,914	Energen Corp.	611,865
237,639	Eni S.p.A.	3,645,387
1,950	Eni S.p.A. ADR	59,768
47,376	Ensco plc Class A	434,438
27,357	EOG Resources, Inc.	2,235,067
9,256	EQT Corp.	674,392
101,431	Exxon Mobil Corp.	9,022,287
14,783	FMC Technologies, Inc.*	375,193
449,300	Gazprom PJSC ADR	1,840,795
2,000	Green Plains, Inc.	45,360
8,054	Halliburton Co.	351,638
977,500	Harum Energy Tbk PT*	85,584
498	Hess Corp.	26,718
1,213	Husky Energy, Inc.	14,270
21,531	Imperial Oil Ltd.	660,786
163,600	Indo Tambangraya Megah Tbk PT	157,618
186,200	Inpex Corp.	1,480,256
22,700	Japan Petroleum Exploration Co., Ltd.	473,841
79,636	Kelt Exploration Ltd.*	272,030
8,574	Keyera Corp.	246,125
38,563	Laredo Petroleum, Inc.*	386,401
28,812	Lukoil PJSC ADR	1,240,134
1,635	Marathon Oil Corp.	22,301
1,122	Marathon Petroleum Corp.	44,196
4,134	Matador Resources Co.*	87,186
608	Murphy Oil Corp.	16,677
1,224	Nabors Industries Ltd.	11,016
559	National Oilwell Varco, Inc.	18,084
16,696	Newfield Exploration Co.*	722,937
688	Noble Energy, Inc.	24,575
11,967	Occidental Petroleum Corp.	894,294
73	Pacific Exploration and Production Corp.*(1)(2)	36
23,400	Painted Pony Petroleum Ltd.*	154,668
8,821	Parsley Energy, Inc. Class A*	251,487
1,205	Pembina Pipeline Corp.	35,145
782,000	PetroChina Co., Ltd. Class H	536,050
252,235	Petroleo Brasileiro S.A. ADR*	2,060,365
78,374	Petronet LNG Ltd.	349,160
905	Phillips 66	68,834
10,360	Pioneer Natural Resources Co.	1,684,225
620	PrairieSky Royalty Ltd.	12,066
63,411	QEP Resources, Inc.	1,154,080
48,673	Raging River Exploration, Inc.*	385,835
365	Range Resources Corp.	14,713
18,185	Rice Energy, Inc.*	424,074
202,568	Royal Dutch Shell plc Class A	5,230,347

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

9,999	Royal Dutch Shell plc Class A, ADR	$517,848
144,180	Royal Dutch Shell plc Class B	3,835,003
1,901	Royal Dutch Shell plc Class B, ADR	103,053
9,710	RSP Permian, Inc.*	349,075
198,399	Santos Ltd.	678,222
23,859	Sasol Ltd. ADR	636,797
2,178	Schlumberger Ltd.	175,373
4,862	Schoeller-Bleckmann Oilfield Equipment AG	298,960
4,200	Seven Generations Energy Ltd.*	87,786
16,038	Seven Generations Energy Ltd. Class A*	336,569
17,835	Spectra Energy Corp.	641,525
89,759	Statoil ASA	1,426,939
2,448	Statoil ASA ADR	38,948
72,707	Suncor Energy, Inc.	1,956,545
69,476	Synergy Resources Corp.*	452,289
16,931	Tatneft PJSC ADR	482,109
791	Tenaris S.A. ADR	21,136
229,500	Tidewater Midstream and Infrastructure Ltd.	233,780
62,289	Total S.A.	2,995,716
16,167	Total S.A. ADR	777,633
20,797	TransCanada Corp.	964,309
15,085	Valero Energy Corp.	788,644
734	Vermilion Energy, Inc.	24,455
1,528	Weatherford International plc*	8,679
68,085	WPX Energy, Inc.*	680,169
25,714	YPF Sociedad Anonima ADR	474,938

		80,978,803

	Food & Staples Retailing - 0.2%
155,524	J Sainsbury plc	461,525

	Food, Beverage & Tobacco - 1.6%
11,882	Adecoagro S.A.*	130,227
25,182	Archer-Daniels-Midland Co.	1,135,204
51,247	Astra Agro Lestari Tbk PT*	56,854
17,450	BRF S.A.	292,233
10,828	BRF S.A. ADR	180,611
13,170	Bunge Ltd.	867,113
700	Cal-Maine Foods, Inc.	29,330
132,770	Charoen Pokphand Foods plc	106,734
122,975	China Agri-Industries Holdings Ltd.*	42,909
7,318	Darling Ingredients, Inc.*	115,478
72,205	First Resources Ltd.	87,312
368,441	Golden Agri-Resources Ltd.	99,251
2,996	Kraft Heinz Co.	258,824
5,770	Kuala Lumpur Kepong Bhd	32,795
3,847	Limoneira Co.	68,053
4,482	McLeod Russel India Ltd.	13,702
1,230	MHP S.A. GDR	11,316
10,799	PureCircle Ltd.*	44,734
5,940	SLC Agricola S.A.	27,480
9,964	Tate & Lyle plc	95,353
2,600	Tyson Foods, Inc. Class A	191,360
113,475	Wilmar International Ltd.	263,270

		4,150,143

	Insurance - 0.8%
34,200	Dai-ichi Life Insurance Co., Ltd.	441,881
50,745	Delta Lloyd N.V.	181,071
1,281,836	Shin Kong Financial Holding Co., Ltd.	260,716
102,156	Storebrand ASA*	388,158
69,900	T&D Holdings, Inc.	712,841
19,265	Tongyang Life Insurance Co., Ltd.	185,042

		2,169,709

	Materials - 15.6%
2,213	African Rainbow Minerals Ltd.	15,753
12,375	Agnico Eagle Mines Ltd.	719,482

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

7,106	Agrium, Inc.	$644,937
17,000	Aichi Steel Corp.	84,841
24,296	Alcoa, Inc.	258,024
264	Allegheny Technologies, Inc.	4,702
208,621	Alrosa PAO*	225,250
50,437	Alumina Ltd.	50,996
59,821	Aluminum Corp. of China Ltd. Class H*	19,349
25,304	Anglo American Platinum Ltd.*	804,519
101,879	Anglo American plc	1,115,795
14,384	AngloGold Ashanti Ltd.*	314,104
5,220	AngloGold Ashanti Ltd. ADR*	114,370
7,520	Antofagasta plc	49,773
18,310	ArcelorMittal*	118,610
1,341	ArcelorMittal South Africa Ltd.*	821
115,127	Barrick Gold Corp.	2,515,442
61,636	BHP Billiton Ltd.	913,580
39,386	BHP Billiton plc	496,599
5,143	Boliden AB	113,198
22,284	Buzzi Unicem S.p.A.	447,245
1,119	CAP S.A.	4,880
57,600	Centerra Gold, Inc.	339,693
30,758	CF Industries Holdings, Inc.	759,107
206,614	China Steel Corp.	142,932
18,153	Cia de Minas Buenaventura SAA ADR*	265,941
11,006	Cia Siderurgica Nacional S.A.*	37,576
1,131	Daido Steel Co., Ltd.	4,590
194,666	Eldorado Gold Corp.	796,590
26,842	Eregli Demir ve Celik Fabrikalari T.A.S.	40,855
2,955	Feng Hsin Iron & Steel Co.	3,893
12,955	First Quantum Minerals Ltd.	112,022
2,561	FMC Corp.	121,750
28,229	Fortescue Metals Group Ltd.	96,279
9,267	Franco-Nevada Corp.	713,837
20,081	Freeport-McMoRan, Inc.	260,250
13,753	Fresnillo plc	351,938
3,564,000	G-Resources Group Ltd.	62,631
17,854	Gerdau S.A. (Preference Shares)	42,675
229,749	Glencore plc	567,048
16,400	Gold Fields Ltd.	101,265
18,868	Gold Fields Ltd. ADR	117,170
52,575	Goldcorp, Inc.	940,041
74,026	Grupo Mexico S.A.B. de C.V. Series B	178,610
4,988	Harmony Gold Mining Co., Ltd.*	22,568
14,926	Hecla Mining Co.	96,870
19,325	Hindalco Industries Ltd.	38,720
21,500	Hitachi Chemical Co., Ltd.	448,460
3,629	Hitachi Metals Ltd.	40,346
2,038	Holmen AB Class B	69,010
1,520	Hyundai Steel Co.	68,950
10,984	Iluka Resources Ltd.(1)(2)	59,075
175,808	Impala Platinum Holdings Ltd.*	775,934
44,163	Incitec Pivot Ltd.	96,694
1,934	Industrias CH S.A.B. de C.V. Series B(1)(2)	7,768
1,072	Ingevity Corp.*	41,025
2,513	International Paper Co.	115,121
16,489	Israel Chemicals Ltd.	66,410
222	Israel Corp. Ltd.	37,788
197,100	Ivanhoe Mines Ltd. Class A*	215,872
9,514	JFE Holdings, Inc.	123,995
24,813	Jiangxi Copper Co., Ltd. Class H	28,518
45,800	JSR Corp.	625,583
1,188	JSW Steel Ltd.	29,796
3,481	K+S AG	72,760
2,778	KGHM Polska Miedz S.A.	56,105
209,139	Kinross Gold Corp.*	1,081,249
50,891	Kobe Steel Ltd.	44,040

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

167	Korea Zinc Co., Ltd.	$76,176
514	Koza Altin Isletmeleri AS*	1,748
1,641	Kumba Iron Ore Ltd.*	16,052
20,900	Kyoei Steel Ltd.	405,689
15,065	LafargeHolcim Ltd.*	716,354
34,056	Lonmin plc*	107,240
5,235	LyondellBasell Industries N.V. Class A	393,986
741	Maruichi Steel Tube Ltd.	27,376
21,353	Mitsubishi Materials Corp.	56,114
82,000	Mitsui Chemicals, Inc.	346,845
10,137	MMC Norilsk Nickel PJSC ADR	148,405
5,614	Mondi plc	113,612
4,475,887	Mongolian Mining Corp.*	43,250
25,525	Monsanto Co.	2,725,304
22,273	Mosaic Co.	601,371
24,300	Neturen Co., Ltd.	187,688
47,482	Newcrest Mining Ltd.*	924,786
55,824	Newmont Mining Corp.	2,456,256
14,587	Nippon Steel & Sumitomo Metal Corp.	274,229
23,306	Norsk Hydro ASA	99,932
3,733	Northam Platinum Ltd.*	13,860
16,638	Northern Star Resources Ltd.	68,002
778	Novolipetsk Steel PJSC GDR	11,255
6,152	Nucor Corp.	329,993
2,339	OCI N.V.*	35,721
20,544	Oji Holdings Corp.	85,676
1,656	OZ Minerals Ltd.	8,108
75,000	Pacific Metals Co., Ltd.*	202,998
16,301	Petra Diamonds Ltd.	25,805
1,322	POSCO	267,872
75,744	Potash Corp. of Saskatchewan, Inc.	1,180,911
5,725	Randgold Resources Ltd. ADR	673,317
392,806	Resolute Mining Ltd.*	507,136
8,389	Rio Tinto Ltd.	320,134
24,024	Rio Tinto plc	779,632
1,288	Royal Bafokeng Platinum Ltd.*	4,825
17,412	Salzgitter AG	543,358
3,375	Severstal PJSC GDR	39,962
8,479	Sibanye Gold Ltd.	39,520
28,739	Silver Wheaton Corp.	800,956
551	Sims Metal Management Ltd.	3,551
3,380	Sociedad Quimica y Minera de Chile S.A. ADR	83,756
106,124	South32 Ltd.*	149,149
2,949	Southern Copper Corp.	76,644
850	SSAB AB Class A*	2,673
986	SSAB AB Class B*	2,440
414	Stora Enso Oyj Class R	3,761
76,000	Sumitomo Bakelite Co., Ltd.	364,721
9,612	Sumitomo Metal Mining Co., Ltd.	115,535
3,613	Syngenta AG*	1,415,111
6,287	Tata Steel Ltd.	33,439
10,129	Teck Resources Ltd. Class B	161,380
7,284	ThyssenKrupp AG	167,041
49,000	Tokyo Steel Manufacturing Co., Ltd.	346,088
17,034	Turquoise Hill Resources Ltd.*	60,666
9,691	Umicore S.A.	560,718
10,084	UPL Ltd.	94,374
2,981	UPM-Kymmene Oyj	61,476
7,451	Usinas Siderurgicas de Minas Gerais S.A. Class A, (Preference Shares)*	8,617
23,650	Vale S.A.	134,939
87,345	Vale S.A. (Preference Shares)	404,345
16,825	Vedanta Ltd.	41,718
4,349	Vicat S.A.	259,748
2,161	Voestalpine AG	76,209
856	West Fraser Timber Co., Ltd.	29,411

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

114,288	Western Areas Ltd.	$240,180
6,436	WestRock Co.	276,169
66,163	Yamana Gold, Inc.	378,538
16,375	Yamato Kogyo Co., Ltd.	462,361
6,355	Yara International ASA	207,181
5,400	Yodogawa Steel Works Ltd.	140,457
326,130	Zijin Mining Group Co., Ltd. Class H	119,229

		41,494,699

	Media - 0.5%
10,486	Comcast Corp. Class A	705,183
31,314	SES S.A.	686,190

		1,391,373

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
3,417	Evogene Ltd.*	23,591
6,044	Genus plc	145,634
655	Ouro Fino Saude Animal Participacoes S.A.	8,181

		177,406

	Real Estate - 0.7%
6,623	American Tower Corp. REIT	766,745
12,044	Equity LifeStyle Properties, Inc. REIT	990,498
10,690	Sumitomo Real Estate Sales Co., Ltd. REIT	228,566

		1,985,809

	Retailing - 0.1%
232	Murphy USA, Inc.*	17,781
16,600	Xebio Holdings Co., Ltd.	239,132

		256,913

	Semiconductors & Semiconductor Equipment - 0.6%
10,243	First Solar, Inc.*	478,143
59,400	Shinko Electric Industries Co., Ltd.	325,109
26,367	SunPower Corp.*	384,431
16,900	Tokyo Seimitsu Co., Ltd.	397,106
1	Tower Semiconductor Ltd.*	12

		1,584,801

	Software & Services - 0.3%
186,000	Fujitsu Ltd.	772,176

	Telecommunication Services - 0.9%
60,942	BT Group plc	333,382
23,490	KT Corp.	665,716
37,981	NTT DoCoMo, Inc.	1,031,729
21,600	Telefonica Brasil S.A. (Preference Shares)	327,957

		2,358,784

	Transportation - 0.9%
10,542	Canadian National Railway Co.	668,296
15,481	D/S Norden A/S*	231,732
3,120	Flughafen Zuerich AG	584,876
10,635	Hamburger Hafen und Logistik AG	169,928
1,844,000	Pacific Basin Shipping Ltd.*	207,167
168,943	PostNL N.V.*	648,820

		2,510,819

	Utilities - 5.6%
19,644	Avangrid, Inc.	886,730
84,478	Cheung Kong Infrastructure Holdings Ltd.	747,865
801,620	China Longyuan Power Group Corp. Ltd. Class H	645,310
17,500	Cia de Saneamento Basico do Estado de Sao Paulo	166,235
39,300	Cia Paranaense de Energia (Preference Shares)	389,679
76,964	E.ON SE	825,429
150,476	Enel S.p.A.	692,576
31,850	Engie S.A.	524,237
125,671	ENN Energy Holdings Ltd.	600,172
17,643	Gas Natural SDG S.A.	364,940

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

493,816	Guangdong Investment Ltd.	$758,868
8,229	Iberdrola S.A.	56,541
2,761	Kenon Holdings Ltd.*	32,453
3,606	Korea Electric Power Corp.	197,424
31,851	National Grid plc	456,706
7,989	NextEra Energy, Inc.	1,024,909
159,952	NTPC Ltd.	378,742
92,561	Osaka Gas Co., Ltd.	373,561
26,494	Pattern Energy Group, Inc.	645,659
12,165	PG&E Corp.	777,830
69,875	Power Assets Holdings Ltd.	684,977
20,584	Red Electrica Corp. S.A.	471,472
19,596	Severn Trent plc	634,954
93,369	Snam S.p.A.	540,473
24,916	SSE plc	500,141
25,114	Suez Environnement Co.	407,584
25,827	UGI Corp.	1,168,930

		14,954,397

	Total Common Stocks (cost $162,458,151)	167,989,871

Foreign Government Obligations - 0.9%
	Australia - 0.1%
	Australia Government Bond
AUD 275,138	3.00%, 09/20/2025(3)(4)	261,861

	Brazil - 0.1%
	Brazil Notas do Tesouro Nacional
BRL 806,523	6.00%, 08/15/2022(4)	246,736

	Italy - 0.2%
	Italy Buoni Poliennali Del Tesoro
EUR 428,239	2.35%, 09/15/2024(3)(4)(5)	556,260

	Mexico - 0.2%
	Mexican Udibonos
MXN 6,864,940	4.00%, 11/15/2040(4)	418,326

	New Zealand - 0.2%
	New Zealand Government Bond
NZD 837,783	2.00%, 09/20/2025(3)(4)	635,207

	Russia - 0.1%
	Russian Federal Inflation Linked Bond
RUB 11,768,622	2.50%, 08/16/2023(4)	175,160

	Total Foreign Government Obligations (cost $2,241,746)	2,293,550

U.S. Government Securities - 23.4%
	U.S. Treasury Securities - 23.4%
	U.S. Treasury Bonds - 3.5%
$ 1,465,827	0.63%, 01/15/2026(4)	1,548,795
451,792	0.75%, 02/15/2042(4)	468,987
438,031	1.38%, 02/15/2044(4)	524,137
315,310	1.75%, 01/15/2028(4)	371,293
2,813,812	2.00%, 01/15/2026(4)	3,320,005
1,306,182	2.38%, 01/15/2025(4)	1,562,639
335,637	2.50%, 01/15/2029(4)	428,471
297,026	3.63%, 04/15/2028(4)	413,238
328,761	3.88%, 04/15/2029(4)	476,682

		9,114,247

	U.S. Treasury Notes - 19.9%
1,734,398	0.13%, 04/15/2017(4)	1,734,759
5,164,515	0.13%, 04/15/2018(4)	5,208,160
2,690,931	0.13%, 04/15/2019(4)	2,731,680
1,928,357	0.13%, 04/15/2020(4)	1,962,933
228,039	0.13%, 04/15/2021(4)	232,635
4,479,673	0.13%, 01/15/2022(4)	4,555,268
2,506,906	0.13%, 07/15/2022(4)	2,558,220

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 5,435,325	0.13%, 01/15/2023(4)	$5,507,794
2,149,702	0.13%, 07/15/2024(4)	2,179,093
601,338	0.13%, 07/15/2026(4)	611,579
3,884,198	0.25%, 01/15/2025(4)	3,963,501
2,451,414	0.38%, 07/15/2023(4)	2,535,267
1,620,663	0.38%, 07/15/2025(4)	1,677,807
1,705,220	0.63%, 07/15/2021(4)	1,788,349
4,838,473	0.63%, 01/15/2024(4)	5,075,417
400,435	1.00%, 02/15/2046	448,952
2,969,185	1.13%, 01/15/2021(4)	3,160,596
523,182	1.25%, 07/15/2020(4)	559,253
2,441,520	1.38%, 01/15/2020(4)	2,592,589
1,462,474	1.88%, 07/15/2019(4)	1,571,379
2,209,622	2.13%, 01/15/2019(4)	2,353,735
—	2.63%, 07/15/2017(4)	—

		53,008,966

	Total U.S. Government Securities (cost $61,304,324)	62,123,213

Exchange Traded Funds - 2.1%
	Other Investment Pools & Funds - 2.1%
588	ETFS Platinum Trust*	64,750
64,552	VanEck Vectors Agribusiness ETF	3,171,440
78,020	VanEck Vectors Gold Miners ETF	2,386,632

	Total Exchange Traded Funds (cost $4,818,243)	5,622,822

Warrants - 0.0%
	Materials - 0.0%
19,250	Shandong Denghai Seeds Co., Ltd. , Expires 4/24/18*	44,922

	Total Warrants (cost $23,288)	44,922

	Total Long-Term Investments (cost $230,845,752)	238,074,378
Short-Term Investments - 8.4%
	Other Investment Pools & Funds - 8.4%
22,276,049	Federated Prime Obligations Fund	22,276,049

	Total Short-Term Investments (cost $22,276,049)	22,276,049

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments Excluding Purchased Options (cost $253,121,801)	97.9%	$260,350,427
Total Purchased Options (cost $53,811)	0.0%	$11,064

Total Investments (cost $253,175,612)^	97.9%	$260,361,491
Other Assets and Liabilities	2.1%	5,673,476

Total Net Assets	100.0%	$266,034,967

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2016, the Fund invested 16.6% of its total assets in the Subsidiary.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$18,906,482
Unrealized Depreciation	(11,720,603)

Net Unrealized Appreciation	$7,185,879

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $72,773, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
01/2013	3,730	CNK International Co., Ltd.	$20,155
07/2016	10,984	Iluka Resources Ltd.	53,708
04/2016	1,934	Industrias CH S.A.B. de C.V. Series B	7,251
05/2015	73	Pacific Exploration and Production Corp.	43

			$81,157

At July 31, 2016, the aggregate value of these securities was $67,911, which represents 0.0% of total net assets.

(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $1,453,328, which represents 0.5% of total net assets.
(4)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(5)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2016, the aggregate value of this security was $556,260, which represents 0.2% of total net assets.

Exchange Traded Option Contracts Outstanding at July 31, 2016
Description	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Corn Future Option	400.00 USD	11/25/16	USD	6	$1,425	$6,639	$(5,214)
Crude Oil Future Option	60.00 USD	11/16/16	USD	12	3,840	29,454	(25,614)
LME Copper Future Option (1)	4,800.00 USD	09/07/16	USD	1	4,862	2,141	2,721
Soybean Future Option	1,170.00 USD	08/26/16	USD	5	937	15,577	(14,640)

Total Calls				24	$11,064	$53,811	$(42,747)

Total purchased option contracts				24	$11,064	$53,811	$(42,747)

Written option contracts:
Calls
Crude Oil Future Option	70.00 USD	11/16/16	USD	(12)	$(1,080)	$(8,586)	$7,506

Puts
KC Wheat Future Option	450.00 USD	08/26/16	USD	(3)	$(6,506)	$(1,567)	$(4,939)

Total written option contracts				(15)	$(7,586)	$(10,153)	$2,567

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude Oil Future	4	08/25/2016	$4,969	$840	$(4,129)
Brent Crude Oil Future	39	09/30/2016	1,792,723	1,715,220	(77,503)
Brent Crude Oil Future	31	10/31/2016	1,348,344	1,381,670	33,326
Coffee Future	19	09/20/2016	1,061,024	1,041,675	(19,349)
Coffee Future	8	12/19/2016	390,102	448,500	58,398
Corn Future	40	12/14/2016	677,640	685,500	7,860
Cotton No. 2 Future	7	12/07/2016	207,669	259,140	51,471
Gasoline Future	6	08/31/2016	350,829	332,489	(18,340)
Gold 100oz Future	33	12/28/2016	4,402,050	4,479,750	77,700
Henry Hub Natural Gas Future	10	12/28/2016	109,522	85,900	(23,622)
Henry Hub Natural Gas Future	10	01/27/2017	109,522	85,450	(24,072)
Henry Hub Natural Gas Future	10	02/24/2017	109,522	84,000	(25,522)
Henry Hub Natural Gas Future	11	03/29/2017	120,475	84,425	(36,050)
Henry Hub Natural Gas Future	11	04/26/2017	120,475	83,490	(36,985)
Henry Hub Natural Gas Future	11	05/26/2017	120,475	84,315	(36,160)
Henry Hub Natural Gas Future	11	06/28/2017	120,475	85,113	(35,362)
Henry Hub Natural Gas Future	11	07/27/2017	120,475	85,360	(35,115)
Henry Hub Natural Gas Future	11	08/29/2017	120,475	84,810	(35,665)
Henry Hub Natural Gas Future	11	09/27/2017	120,475	85,470	(35,005)
Henry Hub Natural Gas Future	11	10/27/2017	120,475	86,983	(33,492)
Henry Hub Natural Gas Future	10	11/28/2017	109,522	82,350	(27,172)
KC Hard Red Winter Wheat Future	25	09/14/2016	581,469	512,187	(69,282)
KC Hard Red Winter Wheat Future	8	12/14/2016	179,844	174,400	(5,444)
LME Copper Future	11	09/19/2016	1,288,530	1,353,344	64,814
LME Nickel Future	45	09/19/2016	2,538,940	2,865,780	326,840
LME Primary Aluminum Future	2	09/19/2016	82,813	82,013	(800)
LME Zinc Future	22	09/19/2016	1,065,590	1,233,375	167,785
Low Sulphur Gas Oil Future	16	09/12/2016	718,915	603,600	(115,315)
Natural Gas Future	40	08/29/2016	1,054,282	1,150,400	96,118
Palladium Future	12	09/28/2016	693,532	851,700	158,168

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Platinum Future	5	10/27/2016	245,673	$287,650	41,977
Primary Aluminum Future	31	12/19/2016	1,210,689	1,279,912	69,223
Silver Future	14	09/28/2016	1,285,094	1,424,290	139,196
Soybean Future	13	11/14/2016	689,785	651,950	(37,835)
Soybean Meal Future	4	12/14/2016	161,275	139,080	(22,195)
Soybean Oil Future	7	12/14/2016	139,214	129,570	(9,644)
Sugar No. 11 Future	90	09/30/2016	1,934,895	1,920,240	(14,655)
Uranium Future	21	12/23/2016	156,272	136,762	(19,510)
WTI Crude Future	5	08/22/2016	229,867	208,000	(21,867)
WTI Crude Future	26	09/20/2016	1,121,005	1,100,580	(20,425)
WTI Crude Future	9	11/21/2016	461,461	394,560	(66,901)
WTI Crude Future	2	11/20/2017	103,505	96,080	(7,425)
Wheat Future	7	09/14/2016	165,167	142,712	(22,455)

Total					$355,580

Short position contracts:
Australian 10-Year Bond Future	3	09/15/2016	$311,005	$313,125	$(2,120)
Brent Crude Oil Future	3	10/26/2017	36,451	68,460	(32,009)
Brent Crude Oil Future	10	10/31/2018	573,086	517,600	55,486
Cattle Feeder Future	6	09/29/2016	421,063	415,725	5,338
Cocoa Future	11	12/14/2016	314,667	313,060	1,607
Euro-BTP Future	1	09/08/2016	158,487	161,954	(3,467)
LME Copper Future	4	09/19/2016	464,067	492,125	(28,058)
LME Nickel Future	3	09/19/2016	158,123	191,052	(32,929)
LME Zinc Future	1	09/19/2016	48,124	56,062	(7,938)
Lean Hogs Future	12	10/14/2016	302,860	283,440	19,420
Live Cattle Future	13	10/31/2016	586,716	580,970	5,746
Natural Gas Future	6	12/28/2016	176,264	206,160	(29,896)
Natural Gas Future	5	03/29/2017	151,509	153,500	(1,991)
Primary Aluminum Future	36	12/19/2016	1,533,004	1,486,350	46,654
U.S. Treasury 10-Year Note Future	2	09/21/2016	266,366	266,094	272
U.S. Treasury Ultra Long Term Bond Future	3	09/21/2016	539,214	571,594	(32,380)
WTI Crude Future	2	11/19/2018	107,554	100,140	7,414

Total					$(28,851)

Total futures contracts					$326,729

OTC Total Return Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Platinum Spot	GSC	USD 307,224	(Platinum Spot)	10/31/16	$—	$—	$42,534	$42,534
S&P GSCI Industrial Metals	GSC	USD 262,538		11/30/16	10,000	—	—	(10,000)

Total					$10,000	$—	$42,534	$32,534

Foreign Currency Contracts Outstanding at July 31, 2016

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Sell	08/31/16	HSBC	$257,081	$261,140	$(4,059)
BRL	Buy	08/02/16	GSC	249,160	251,499	2,339
BRL	Buy	08/02/16	MSC	251,930	251,500	(430)
BRL	Sell	08/02/16	GSC	251,930	251,500	430
BRL	Sell	08/02/16	MSC	245,998	251,499	(5,501)
BRL	Sell	09/02/16	GSC	246,634	248,815	(2,181)
CNY	Sell	08/31/16	BOA	2,050,803	2,060,470	(9,667)
CNY	Sell	08/31/16	HSBC	2,050,623	2,060,320	(9,697)
EUR	Buy	08/31/16	JPM	2,638,153	2,642,716	4,563
EUR	Sell	08/31/16	SSG	7,687,900	7,822,931	(135,031)
JPY	Sell	08/31/16	CSFB	14,092,486	14,621,656	(529,170)
MXN	Buy	08/31/16	SSG	136,701	135,719	(982)
MXN	Sell	08/31/16	SSG	248,771	246,984	1,787
NOK	Buy	08/31/16	BOA	2,628,669	2,654,664	25,995

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

NOK	Buy	08/31/16	CIB	106,082	$107,865	1,783
NZD	Sell	08/31/16	CIB	105,346	108,174	(2,828)
NZD	Sell	08/31/16	CBK	602,633	622,363	(19,730)

Total						$(682,379)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
USD	United States Dollar

Index Abbreviations:
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$755,228	$—	$755,228	$—
Banks	5,047,492	—	5,047,492	—
Capital Goods	5,253,454	1,225,879	4,026,543	1,032
Commercial & Professional Services	616,508	27,165	589,343	—
Diversified Financials	1,069,832	166,156	903,676	—
Energy	80,978,803	48,702,218	32,276,549	36
Food & Staples Retailing	461,525	—	461,525	—
Food, Beverage & Tobacco	4,150,143	3,458,697	691,446	—
Insurance	2,169,709	—	2,169,709	—
Materials	41,494,699	21,504,691	19,923,165	66,843
Media	1,391,373	705,183	686,190	—
Pharmaceuticals, Biotechnology & Life Sciences	177,406	19,581	157,825	—
Real Estate	1,985,809	1,757,243	228,566	—
Retailing	256,913	17,781	239,132	—
Semiconductors & Semiconductor Equipment	1,584,801	862,574	722,227	—
Software & Services	772,176	—	772,176	—
Telecommunication Services	2,358,784	327,957	2,030,827	—
Transportation	2,510,819	668,296	1,842,523	—
Utilities	14,954,397	5,059,972	9,894,425	—
Foreign Government Obligations	2,293,550	—	2,293,550	—
U.S. Government Securities	62,123,213	—	62,123,213	—
Exchange Traded Funds	5,622,822	5,622,822	—	—
Warrants	44,922	—	44,922	—
Short-Term Investments	22,276,049	22,276,049	—	—
Purchased Options	11,064	6,202	—	4,862
Foreign Currency Contracts(2)	36,897	—	36,897	—
Futures Contracts(2)	1,434,813	1,434,813	—	—
Swaps - Total Return(2)	42,534	—	42,534	—

Total	$261,875,735	$113,843,279	$147,959,683	$72,773

Liabilities
Foreign Currency Contracts(2)	$(719,276)	$—	$(719,276)	$—
Futures Contracts(2)	(1,108,084)	(1,108,084)	—	—
Swaps - Total Return(2)	(10,000)	—	(10,000)	—
Written Options	(7,586)	(7,586)	—	—

Total	$(1,844,946)	$(1,115,670)	$(729,276)	$—

(1) For the period ended July 31, 2016, investments valued at $706,175 were transferred from Level 1 to Level 2, and investments valued at $108,793 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Purchased Options	Total

Beginning balance	$ 20,059	-	$ 20,059
Purchases	4,023	-	4,023
Sales	(314)	-	(314)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	(84,590)	-	(84,590)
Net change in unrealized appreciation/depreciation	89,514	-	89,514
Transfers into Level 3 (1)	54,763	4,862	59,625
Transfers out of Level 3 (1)	(15,544)	-	(15,544)

Ending balance	$ 67,911	$ 4,862	$ 72,773

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $30,582.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

 a) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Growth Allocation Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Alternative Funds - 2.8%
2,397,549	Hartford Real Total Return Fund*		$21,098,430

	Total Alternative Funds (cost $24,629,991)		21,098,430

	Domestic Equity Funds - 59.4%
4,904,123	Hartford Core Equity Fund		122,799,250
6,212,100	Hartford Small Cap Core Fund		76,719,440
4,505,473	The Hartford Equity Income Fund		83,441,351
1,647,428	The Hartford Growth Opportunities Fund		69,669,750
3,396,455	The Hartford MidCap Fund		99,040,628

	Total Domestic Equity Funds (cost $429,756,932)		451,670,419

	International/Global Equity Funds - 20.1%
5,631,479	The Hartford International Opportunities Fund		85,147,959
4,739,178	The Hartford International Small Company Fund		68,007,205

	Total International/Global Equity Funds (cost $152,027,823)		153,155,164

	Multi-Strategy Funds - 4.1%
2,923,139	The Hartford Global All-Asset Fund		30,839,120

	Total Multi-Strategy Funds (cost $29,114,487)		30,839,120

	Taxable Fixed Income Funds - 13.7%
2,823,629	The Hartford Quality Bond Fund		29,506,923
1,500,158	The Hartford Short Duration Fund		14,806,558
3,452,126	The Hartford Strategic Income Fund		30,309,667
2,841,511	The Hartford World Bond Fund		29,551,716

	Total Taxable Fixed Income Funds (cost $102,033,393)		104,174,864

	Total Affiliated Investment Companies (cost $737,562,626)		760,937,997

	Total Long-Term Investments (cost $737,562,626)		760,937,997

	Total Investments (cost $737,562,626)^	100.1%	$760,937,997
	Other Assets and Liabilities	(0.1)%	(799,990)

	Total Net Assets	100.0%	$760,138,007

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$27,771,851
Unrealized Depreciation	(4,396,480)

Net Unrealized Appreciation	$23,375,371

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Growth Allocation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Affiliated Investment Companies	$760,937,997	$760,937,997	$—	$—

Total	$760,937,997	$760,937,997	$—	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Healthcare Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Biotechnology - 21.6%
189,574	Aduro Biotech, Inc.*	$2,782,946
193,827	Alder Biopharmaceuticals, Inc.*	6,221,847
622,831	Alkermes plc*	31,079,267
181,620	Alnylam Pharmaceuticals, Inc.*	12,364,690
183,630	Amgen, Inc.	31,589,869
1,914,183	Arena Pharmaceuticals, Inc.*	3,196,686
786,200	ARIAD Pharmaceuticals, Inc.*	7,476,762
206,290	Bluebird Bio, Inc.*	11,795,662
490,070	Celgene Corp.*	54,980,953
348,470	Cepheid*	12,311,445
1,044,010	Cytokinetics, Inc.*	11,609,391
66,704	Dicerna Pharmaceuticals, Inc.*	214,120
211,941	Galapagos N.V.*	11,593,122
445,468	GlycoMimetics, Inc.*	3,719,658
425,148	Incyte Corp.*	38,352,601
151,448	Innate Pharma S.A.*	1,809,771
437,633	Ironwood Pharmaceuticals, Inc.*	6,183,754
412,310	Loxo Oncology, Inc.*	10,604,613
453,360	Portola Pharmaceuticals, Inc.*	11,769,226
178,230	PTC Therapeutics, Inc.*	1,064,033
96,492	Regeneron Pharmaceuticals, Inc.*	41,020,679
829,000	Rigel Pharmaceuticals, Inc.*	1,898,410
413,399	Syndax Pharmaceuticals, Inc.*	5,134,416
192,690	T2 Biosystems, Inc.*	1,090,625
172,823	TESARO, Inc.*	16,114,016
853,302	Trevena, Inc.*	5,350,204
225,840	Ultragenyx Pharmaceutical, Inc.*	14,291,155

		355,619,921

	Drug Retail - 0.4%
77,983	Walgreens Boots Alliance, Inc.	6,180,153

	Health Care Distributors - 4.6%
281,470	Cardinal Health, Inc.	23,530,892
271,080	McKesson Corp.	52,741,325

		76,272,217

	Health Care Equipment - 23.0%
988,530	Abbott Laboratories	44,236,717
540,080	AtriCure, Inc.*	8,203,815
450,100	Baxter International, Inc.	21,613,802
171,981	Becton Dickinson and Co.	30,268,656
2,100,610	Boston Scientific Corp.*	51,002,811
762,730	ConforMIS, Inc.*	5,316,228
241,920	EndoChoice Holdings, Inc.*	1,289,434
844,605	Globus Medical, Inc. Class A*	19,383,685
93,455	HeartWare International, Inc.*	5,414,783
121,890	Invuity, Inc.*	1,255,467
759,570	K2M Group Holdings, Inc.*	12,730,393
964,748	Medtronic plc	84,540,867
412,322	St. Jude Medical, Inc.	34,239,219
251,400	Stryker Corp.	29,232,792
88,962	Teleflex, Inc.	16,040,738
99,223	Zimmer Biomet Holdings, Inc.	13,012,104

		377,781,511

	Health Care Facilities - 3.7%
140,116	Acadia Healthcare Co., Inc.*	7,916,554
199,550	Community Health Systems, Inc.*	2,548,254
1,122,972	Georgia Healthcare Group plc*(1)	4,554,497
339,600	HCA Holdings, Inc.*	26,193,348
95,790	LifePoint Health, Inc.*	5,668,852
10,592	Quorum Health Corp.*	115,347
2,566,120	Siloam International Hospitals Tbk PT*	1,915,015

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

91,710	Universal Health Services, Inc. Class B	$11,879,196

		60,791,063

	Health Care Services - 2.1%
472,827	Envision Healthcare Holdings, Inc.*	11,626,816
387,610	Team Health Holdings, Inc.*	15,829,993
374,887	Teladoc, Inc.*	6,538,029

		33,994,838

	Health Care Supplies - 1.1%
151,676	DENTSPLY SIRONA, Inc.	9,713,331
603,370	Endologix, Inc.*	8,513,551

		18,226,882

	Health Care Technology - 2.6%
322,924	Allscripts Healthcare Solutions, Inc.*	4,559,687
121,040	athenahealth, Inc.*	15,467,702
359,973	Cerner Corp.*	22,458,715

		42,486,104

	Internet Software & Services - 0.3%
571,690	Everyday Health, Inc.*	4,664,990

	Life Sciences Tools & Services - 4.2%
113,130	ICON plc*	8,786,807
99,610	Illumina, Inc.*	16,570,123
335,300	Patheon N.V.*	8,670,858
224,490	Thermo Fisher Scientific, Inc.	35,657,992

		69,685,780

	Managed Health Care - 8.6%
158,400	Aetna, Inc.	18,249,264
130,808	Cigna Corp.	16,869,000
637,940	UnitedHealth Group, Inc.	91,353,008
137,430	WellCare Health Plans, Inc.*	14,677,524

		141,148,796

	Pharmaceuticals - 26.0%
347,898	Allergan plc*	88,000,799
1,336,210	AstraZeneca plc ADR	45,618,209
1,152,000	Bristol-Myers Squibb Co.	86,181,120
178,200	Chugai Pharmaceutical Co., Ltd.	6,659,588
46,895	Daiichi Sankyo Co., Ltd.	1,118,279
286,400	Eisai Co., Ltd.	16,746,225
612,710	Eli Lilly & Co.	50,787,532
253,340	Intersect ENT, Inc.*	4,012,906
82,400	Johnson & Johnson	10,318,952
413,257	Medicines Co.*	16,162,481
811,815	MediWound Ltd.*	5,999,313
716,970	Mylan N.V.*	33,547,026
694,272	Nabriva Therapeutics AG ADR*	5,800,643
423,000	Ono Pharmaceutical Co., Ltd.	15,214,404
356,068	Revance Therapeutics, Inc.*	4,803,357
324,000	Shionogi & Co., Ltd.	16,805,172
78,200	Takeda Pharmaceutical Co., Ltd.	3,484,455
214,239	UCB S.A.	16,762,903

		428,023,364

	Total Common Stocks (cost $1,403,527,124)	1,614,875,619

	Total Long-Term Investments (cost $1,403,527,124)	1,614,875,619

Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 1.2%
20,080,141	Federated Prime Obligations Fund	20,080,141

	Total Short-Term Investments (cost $20,080,141)	20,080,141

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments (cost $1,423,607,265)^	99.4%	$1,634,955,760
Other Assets and Liabilities	0.6%	9,174,236

Total Net Assets	100.0%	$1,644,129,996

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$269,553,553
Unrealized Depreciation	(58,205,058)

Net Unrealized Appreciation	$211,348,495

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2016, the aggregate value of this security was $4,554,497, which represents 0.3% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Biotechnology	$355,619,921	$342,217,028	$13,402,893	$—
Drug Retail	6,180,153	6,180,153	—	—
Health Care Distributors	76,272,217	76,272,217	—	—
Health Care Equipment	377,781,511	377,781,511	—	—
Health Care Facilities	60,791,063	56,236,566	4,554,497	—
Health Care Services	33,994,838	33,994,838	—	—
Health Care Supplies	18,226,882	18,226,882	—	—
Health Care Technology	42,486,104	42,486,104	—	—
Internet Software & Services	4,664,990	4,664,990	—	—
Life Sciences Tools & Services	69,685,780	69,685,780	—	—
Managed Health Care	141,148,796	141,148,796	—	—
Pharmaceuticals	428,023,364	351,232,338	76,791,026	—
Short-Term Investments	20,080,141	20,080,141	—	—

Total	$1,634,955,760	$1,540,207,344	$94,748,416	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford High Yield Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
	Asset-Backed - Finance & Insurance - 0.0%
	Soundview NIM Trust
$ 920,000	8.25%, 12/25/2036(1)(2)(3)	$—

	Total Asset & Commercial Mortgage Backed Securities (cost $915,921)	—

Corporate Bonds - 90.9%
	Advertising - 0.1%
	Lamar Media Corp.
150,000	5.75%, 02/01/2026(2)	160,875

	Airlines - 0.1%
	Aircastle Ltd.
305,000	5.00%, 04/01/2023	319,884

	Chemicals - 0.3%
	Chemours Co.
860,000	6.63%, 05/15/2023	741,750
290,000	7.00%, 05/15/2025	246,500

		988,250

	Commercial Banks - 5.3%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 1,600,000	7.00%, 02/19/2019(4)(5)(6)	1,618,414
$ 1,600,000	9.00%, 05/09/2018(4)(5)(6)	1,652,000
	Barclays plc
1,625,000	8.25%, 12/15/2018(4)(6)	1,653,437
	BNP Paribas S.A.
1,050,000	7.63%, 03/30/2021(2)(4)(6)	1,090,950
	CIT Group, Inc.
1,699,000	5.50%, 02/15/2019(2)	1,800,940
	Credit Agricole S.A.
945,000	7.88%, 01/23/2024(2)(4)(6)	935,550
	Credit Suisse Group AG
2,280,000	6.25%, 12/18/2024(4)(5)(6)	2,203,073
	HBOS Capital Funding L.P.
775,000	6.85%, 09/23/2016(4)(5)	780,813
	Intesa Sanpaolo S.p.A.
725,000	7.70%, 09/17/2025(2)(4)(6)	657,938
	Radian Group, Inc.
1,610,000	7.00%, 03/15/2021	1,781,062
	Royal Bank of Scotland Group plc
2,205,000	6.99%, 10/05/2017(2)(4)(6)	2,439,832
1,200,000	7.64%, 09/30/2017(4)(6)	1,146,000
	Societe Generale S.A.
1,130,000	8.25%, 11/29/2018(4)(5)(6)	1,149,775

		18,909,784

	Commercial Services - 1.1%
	APX Group, Inc.
1,040,000	7.88%, 12/01/2022(2)	1,094,600
	Aramark Services, Inc.
255,000	5.13%, 01/15/2024	263,287
	Quad/Graphics, Inc.
2,815,000	7.00%, 05/01/2022	2,660,175

		4,018,062

	Construction Materials - 3.7%
	Builders FirstSource, Inc.
1,604,000	7.63%, 06/01/2021(2)	1,700,240
	Cemex Finance LLC
1,990,000	6.00%, 04/01/2024(2)	2,039,750
	Cemex S.A.B. de C.V.
1,265,000	5.70%, 01/11/2025(2)	1,267,783
940,000	6.13%, 05/05/2025(2)	965,850

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Eagle Materials, Inc.
$ 115,000	4.50%, 08/01/2026	$116,869
	Nortek, Inc.
1,700,000	8.50%, 04/15/2021	1,785,000
	Ply Gem Industries, Inc.
1,705,000	6.50%, 02/01/2022	1,733,132
	Standard Industries, Inc.
3,460,000	5.38%, 11/15/2024(2)	3,628,675

		13,237,299

	Distribution/Wholesale - 0.5%
	American Builders & Contractors Supply Co., Inc.
870,000	5.63%, 04/15/2021(2)	898,275
420,000	5.75%, 12/15/2023(2)	442,050
	HD Supply, Inc.
280,000	5.75%, 04/15/2024(2)	298,158

		1,638,483

	Diversified Financial Services - 4.1%
	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
1,670,000	4.50%, 05/15/2021	1,782,725
515,000	4.63%, 10/30/2020	550,406
	International Lease Finance Corp.
2,665,000	5.88%, 04/01/2019	2,898,187
2,635,000	5.88%, 08/15/2022	3,003,900
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,905,000	6.50%, 08/01/2018	1,828,800
1,070,000	6.50%, 07/01/2021	920,200
171,000	7.88%, 10/01/2020	160,846
	OneMain Financial Holdings LLC
275,000	6.75%, 12/15/2019(2)	278,163
	Springleaf Finance Corp.
525,000	5.25%, 12/15/2019	509,250
705,000	7.75%, 10/01/2021	699,713
1,840,000	8.25%, 12/15/2020	1,904,400

		14,536,590

	Electric - 0.1%
	Texas Competitive Electric Holdings Co. LLC
1,460,000	11.50%, 10/01/2020(1)(2)(7)	496,400

	Entertainment - 1.0%
	GLP Capital L.P. / GLP Financing II, Inc.
75,000	4.38%, 04/15/2021	78,094
1,280,000	5.38%, 04/15/2026	1,364,800
	Pinnacle Entertainment, Inc.
1,185,000	5.63%, 05/01/2024(2)	1,209,434
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp.
675,000	6.13%, 08/15/2021(2)	691,875
	WMG Acquisition Corp.
350,000	5.00%, 08/01/2023(2)	355,250

		3,699,453

	Environmental Control - 0.2%
	Clean Harbors, Inc.
810,000	5.13%, 06/01/2021	827,213

	Food - 2.1%
	FAGE International S.A. / FAGE USA Dairy Industry, Inc.
440,000	5.63%, 08/15/2026(2)(8)	449,350
	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
360,000	5.88%, 01/15/2024(2)	382,500
	Post Holdings, Inc.
2,820,000	5.00%, 08/15/2026(2)(8)	2,811,187
670,000	7.38%, 02/15/2022	717,369
	TreeHouse Foods, Inc.
1,870,000	4.88%, 03/15/2022	1,932,645

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 1,105,000	6.00%, 02/15/2024(2)	$1,187,875

		7,480,926

	Forest Products & Paper - 0.3%
	Tembec Industries, Inc.
1,145,000	9.00%, 12/15/2019(2)	895,963

	Healthcare-Products - 2.0%
	Alere, Inc.
2,175,000	6.38%, 07/01/2023(2)	2,177,719
2,140,000	6.50%, 06/15/2020	2,102,550
	Sterigenics-Nordion Holdings LLC
2,595,000	6.50%, 05/15/2023(2)	2,685,825

		6,966,094

	Healthcare-Services - 8.4%
	Amsurg Corp.
2,380,000	5.63%, 07/15/2022	2,499,000
	Community Health Systems, Inc.
3,760,000	6.88%, 02/01/2022	3,233,600
2,965,000	7.13%, 07/15/2020	2,696,312
	Envision Healthcare Corp.
970,000	5.13%, 07/01/2022(2)	986,975
	HCA Holdings, Inc.
2,645,000	6.25%, 02/15/2021	2,866,519
	HCA, Inc.
100,000	5.25%, 06/15/2026	106,000
2,050,000	5.38%, 02/01/2025	2,133,291
1,610,000	5.88%, 05/01/2023	1,722,700
3,881,000	7.50%, 11/15/2095	3,937,274
	LifePoint Health, Inc.
1,940,000	5.88%, 12/01/2023	2,046,700
	MEDNAX, Inc.
945,000	5.25%, 12/01/2023(2)	985,163
	MPH Acquisition Holdings LLC
350,000	7.13%, 06/01/2024(2)	373,406
	Tenet Healthcare Corp.
2,565,000	4.75%, 06/01/2020	2,606,681
2,840,000	5.00%, 03/01/2019	2,733,500
455,000	6.75%, 06/15/2023	437,938
750,000	8.13%, 04/01/2022	774,375

		30,139,434

	Home Builders - 2.9%
	DR Horton, Inc.
865,000	4.38%, 09/15/2022	912,575
220,000	5.75%, 08/15/2023	245,300
	KB Home
1,030,000	7.00%, 12/15/2021	1,091,800
1,520,000	7.50%, 09/15/2022	1,603,600
1,090,000	8.00%, 03/15/2020	1,204,450
	Lennar Corp.
805,000	4.75%, 04/01/2021	847,262
2,095,000	4.75%, 11/15/2022	2,199,750
450,000	4.88%, 12/15/2023	464,625
	M/I Homes, Inc.
1,595,000	6.75%, 01/15/2021	1,642,850

		10,212,212

	Household Products - 0.5%
	Revlon Escrow Corp.
1,865,000	6.25%, 08/01/2024(2)(8)	1,888,313

	Household Products/Wares - 0.5%
	Sun Products Corp.
1,585,000	7.75%, 03/15/2021(2)	1,648,400

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Insurance - 0.3%
	CNO Financial Group, Inc.
$ 340,000	4.50%, 05/30/2020	$355,300
835,000	5.25%, 05/30/2025	866,313

		1,221,613

	Internet - 1.6%
	Netflix, Inc.
2,235,000	5.88%, 02/15/2025	2,391,450
	Zayo Group LLC / Zayo Capital, Inc.
2,175,000	6.00%, 04/01/2023	2,262,000
835,000	6.38%, 05/15/2025	873,619

		5,527,069

	Iron/Steel - 2.2%
	AK Steel Corp.
640,000	7.63%, 05/15/2020	629,600
910,000	7.63%, 10/01/2021	873,600
1,095,000	8.38%, 04/01/2022	1,097,738
	ArcelorMittal
930,000	6.50%, 03/01/2021	981,150
685,000	7.25%, 02/25/2022	750,075
	Signode Industrial Group U.S., Inc.
630,000	6.38%, 05/01/2022(2)	625,666
	United States Steel Corp.
281,000	6.88%, 04/01/2021	266,950
701,000	7.38%, 04/01/2020	701,000
225,000	7.50%, 03/15/2022	216,000
1,650,000	8.38%, 07/01/2021(2)	1,800,562

		7,942,341

	Lodging - 0.7%
	Boyd Gaming Corp.
1,285,000	6.38%, 04/01/2026(2)	1,370,131
	FelCor Lodging L.P.
1,145,000	6.00%, 06/01/2025	1,182,213

		2,552,344

	Machinery-Diversified - 0.4%
	Cloud Crane LLC
1,505,000	10.13%, 08/01/2024(2)	1,550,150

	Media - 11.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
105,000	5.13%, 02/15/2023	108,609
2,150,000	5.13%, 05/01/2023(2)	2,222,563
495,000	5.75%, 09/01/2023	517,275
190,000	5.75%, 01/15/2024	200,450
1,610,000	5.75%, 02/15/2026(2)	1,698,550
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
3,935,000	5.13%, 12/15/2021(2)	3,914,834
	CSC Holdings LLC
2,580,000	5.25%, 06/01/2024	2,455,876
	DISH DBS Corp.
1,250,000	5.00%, 03/15/2023	1,178,125
2,500,000	6.75%, 06/01/2021	2,656,250
2,162,000	7.88%, 09/01/2019	2,389,010
	Gray Television, Inc.
190,000	5.88%, 07/15/2026(2)	195,320
895,000	7.50%, 10/01/2020	934,156
	Liberty Interactive LLC
2,660,000	8.25%, 02/01/2030	2,926,000
	NBCUniversal Enterprise, Inc.
1,980,000	5.25%, 03/29/2049(2)(4)	2,079,990
	Neptune Finco Corp.
600,000	10.13%, 01/15/2023(2)	687,750
705,000	10.88%, 10/15/2025(2)	824,850
	Quebecor Media, Inc.
925,000	5.75%, 01/15/2023	966,625

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	SFR Group S.A.
$ 2,330,000	7.38%, 05/01/2026(2)	$2,327,088
	Sinclair Television Group, Inc.
1,005,000	5.88%, 03/15/2026(2)	1,055,250
	TEGNA, Inc.
2,820,000	4.88%, 09/15/2021(2)	2,925,750
1,250,000	5.13%, 10/15/2019	1,292,188
270,000	5.50%, 09/15/2024(2)	282,825
800,000	6.38%, 10/15/2023	860,000
	Tribune Media Co.
3,735,000	5.88%, 07/15/2022	3,809,700
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
2,330,000	5.50%, 01/15/2023(2)	2,434,850
	Videotron Ltd.
990,000	5.00%, 07/15/2022	1,019,700

		41,963,584

	Mining - 1.7%
	Anglo American Capital plc
250,000	4.13%, 04/15/2021(2)	242,500
200,000	4.13%, 09/27/2022(2)	192,000
1,120,000	4.88%, 05/14/2025(2)	1,089,200
376,000	9.38%, 04/08/2019(2)	432,870
	Constellium N.V.
1,315,000	7.88%, 04/01/2021(2)	1,377,462
	Kaiser Aluminum Corp.
1,160,000	5.88%, 05/15/2024(2)	1,218,000
	New Gold, Inc.
95,000	6.25%, 11/15/2022(2)	96,663
	Teck Resources Ltd.
470,000	8.00%, 06/01/2021(2)	501,725
975,000	8.50%, 06/01/2024(2)	1,060,312

		6,210,732

	Miscellaneous Manufacturing - 0.7%
	Bombardier, Inc.
2,650,000	6.13%, 01/15/2023(2)	2,300,783

	Office/Business Equipment - 1.0%
	CDW LLC / CDW Finance Corp.
405,000	5.00%, 09/01/2023	413,100
3,050,000	6.00%, 08/15/2022	3,255,875

		3,668,975

	Oil & Gas - 11.0%
	Anadarko Petroleum Corp.
1,020,000	4.50%, 07/15/2044	895,928
125,000	4.85%, 03/15/2021	132,347
85,000	5.55%, 03/15/2026	92,785
140,000	6.60%, 03/15/2046	161,308
	Antero Resources Corp.
470,000	5.38%, 11/01/2021	450,025
1,055,000	5.63%, 06/01/2023	998,294
1,385,000	6.00%, 12/01/2020	1,371,150
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
2,460,000	6.13%, 11/15/2022(2)	2,312,400
	Bonanza Creek Energy, Inc.
1,705,000	6.75%, 04/15/2021	750,200
	California Resources Corp.
4,220,000	8.00%, 12/15/2022(2)	2,701,644
	Concho Resources, Inc.
1,740,000	5.50%, 10/01/2022	1,726,950
460,000	5.50%, 04/01/2023	454,250
	Continental Resources, Inc.
500,000	3.80%, 06/01/2024	427,500
250,000	4.50%, 04/15/2023	226,250
1,935,000	4.90%, 06/01/2044	1,543,162
955,000	5.00%, 09/15/2022	892,925

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Denbury Resources, Inc.
$ 2,330,000	9.00%, 05/15/2021(2)	$2,330,000
	Diamondback Energy, Inc.
2,460,000	7.63%, 10/01/2021	2,601,450
	Energen Corp.
1,385,000	4.63%, 09/01/2021	1,319,213
	Laredo Petroleum, Inc.
1,080,000	5.63%, 01/15/2022	977,400
1,185,000	6.25%, 03/15/2023	1,078,350
855,000	7.38%, 05/01/2022	831,488
	Matador Resources Co.
955,000	6.88%, 04/15/2023	981,263
	MEG Energy Corp.
610,000	6.38%, 01/30/2023(2)	430,050
1,935,000	7.00%, 03/31/2024(2)	1,402,875
	QEP Resources, Inc.
2,135,000	5.25%, 05/01/2023	2,012,237
200,000	5.38%, 10/01/2022	191,000
235,000	6.80%, 03/01/2020	235,000
	Rice Energy, Inc.
660,000	6.25%, 05/01/2022	643,500
500,000	7.25%, 05/01/2023	501,250
	RSP Permian, Inc.
1,040,000	6.63%, 10/01/2022	1,066,000
	SM Energy Co.
1,745,000	5.00%, 01/15/2024	1,396,000
15,000	5.63%, 06/01/2025	12,450
240,000	6.13%, 11/15/2022	203,400
115,000	6.50%, 11/15/2021	100,625
	Tullow Oil plc
1,650,000	6.00%, 11/01/2020(2)	1,353,000
1,340,000	6.25%, 04/15/2022(2)	1,095,450
	WPX Energy, Inc.
1,920,000	5.25%, 09/15/2024	1,641,600
1,410,000	6.00%, 01/15/2022	1,276,050
660,000	8.25%, 08/01/2023	647,209

		39,463,978

	Packaging & Containers - 4.3%
	Ardagh Finance Holdings S.A.
1,187,812	8.63%, 06/15/2019(2)(9)	1,223,446
	Ardagh Packaging Finance plc
1,395,000	6.00%, 06/30/2021(2)	1,419,413
625,000	6.75%, 01/31/2021(2)	643,000
571,000	7.25%, 05/15/2024(2)	602,405
	Ball Corp.
EUR 315,000	3.50%, 12/15/2020	388,268
415,000	4.38%, 12/15/2023	515,025
	Berry Plastics Corp.
$ 1,865,000	6.00%, 10/15/2022	1,979,231
	Owens-Brockway Glass Container, Inc.
1,895,000	5.88%, 08/15/2023(2)	2,037,125
2,595,000	6.38%, 08/15/2025(2)	2,846,391
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,430,000	5.13%, 07/15/2023(2)	2,505,937
815,000	7.00%, 07/15/2024(2)	861,353
445,000	8.25%, 02/15/2021	462,800

		15,484,394

	Pharmaceuticals - 4.0%
	Endo Finance LLC
1,140,000	6.00%, 07/15/2023(2)	993,943
2,985,000	6.00%, 02/01/2025(2)	2,574,562
	PRA Holdings, Inc.
1,692,000	9.50%, 10/01/2023(2)	1,882,350
	Quintiles Transnational Corp.
2,055,000	4.88%, 05/15/2023(2)	2,101,484

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Valeant Pharmaceuticals International, Inc.
$ 1,155,000	5.50%, 03/01/2023(2)	$952,875
5,560,000	5.88%, 05/15/2023(2)	4,628,700
360,000	6.13%, 04/15/2025(2)	298,800
	Vizient, Inc.
715,000	10.38%, 03/01/2024(2)	806,163

		14,238,877

	Pipelines - 1.4%
	Energy Transfer Equity L.P.
2,230,000	5.50%, 06/01/2027	2,167,337
1,592,000	7.50%, 10/15/2020	1,715,380
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
1,070,000	6.75%, 03/15/2024(2)	1,115,475

		4,998,192

	REITS - 0.3%
	Equinix, Inc.
1,095,000	5.88%, 01/15/2026	1,179,863

	Retail - 2.4%
	CEC Entertainment, Inc.
1,905,000	8.00%, 02/15/2022	1,876,425
	Chinos Intermediate Holdings A, Inc.
1,516,837	7.75%, 05/01/2019(2)(9)	489,180
	L Brands, Inc.
1,960,000	6.88%, 11/01/2035	2,078,580
	Michaels Stores, Inc.
2,480,000	5.88%, 12/15/2020(2)	2,576,100
	Party City Holdings, Inc.
1,305,000	6.13%, 08/15/2023(2)	1,373,512

		8,393,797

	Semiconductors - 1.6%
	Entegris, Inc.
1,650,000	6.00%, 04/01/2022(2)	1,699,500
	Freescale Semiconductor, Inc.
1,725,000	6.00%, 01/15/2022(2)	1,821,600
	Sensata Technologies B.V.
1,510,000	5.00%, 10/01/2025(2)	1,547,750
755,000	5.63%, 11/01/2024(2)	800,300

		5,869,150

	Software - 3.8%
	Change Healthcare Holdings, Inc.
1,035,000	6.00%, 02/15/2021(2)	1,097,100
1,625,000	11.00%, 12/31/2019	1,718,437
	First Data Corp.
1,835,000	5.38%, 08/15/2023(2)	1,883,169
3,240,000	5.75%, 01/15/2024(2)	3,256,135
1,795,000	7.00%, 12/01/2023(2)	1,846,606
	Infor Software Parent LLC
789,000	7.13%, 05/01/2021(2)(9)	739,688
	Infor US, Inc.
2,205,000	6.50%, 05/15/2022	2,182,950
	MSCI, Inc.
180,000	5.25%, 11/15/2024(2)	190,800
580,000	5.75%, 08/15/2025(2)	631,736

		13,546,621

	Telecommunications - 8.6%
	Alcatel-Lucent USA, Inc.
3,070,000	6.45%, 03/15/2029	3,261,875
660,000	6.50%, 01/15/2028	693,000
	Altice Financing S.A.
235,000	6.50%, 01/15/2022(2)	242,050
530,000	6.63%, 02/15/2023(2)	530,996

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 2,900,000	7.50%, 05/15/2026(2)	$2,929,000
	Frontier Communications Corp.
765,000	10.50%, 09/15/2022	826,200
1,545,000	11.00%, 09/15/2025	1,649,288
	Level 3 Financing, Inc.
2,720,000	5.25%, 03/15/2026(2)	2,845,800
1,880,000	5.38%, 08/15/2022	1,974,000
	SoftBank Group Corp.
820,000	4.50%, 04/15/2020(2)	850,750
	Sprint Communications, Inc.
2,480,000	7.00%, 03/01/2020(2)	2,631,900
1,533,000	9.00%, 11/15/2018(2)	1,661,389
	Sprint Corp.
680,000	7.13%, 06/15/2024	600,984
1,815,000	7.25%, 09/15/2021	1,693,631
1,680,000	7.88%, 09/15/2023	1,534,058
	Syniverse Holdings, Inc.
925,000	9.13%, 01/15/2019	461,344
	T-Mobile USA, Inc.
1,675,000	6.63%, 11/15/2020	1,725,250
	Wind Acquisition Finance S.A.
EUR 3,075,000	4.00%, 07/15/2020(2)	3,446,446
$ 1,190,000	4.75%, 07/15/2020(2)	1,184,800

		30,742,761

	Total Corporate Bonds (cost $324,362,843)	324,918,859

Senior Floating Rate Interests - 1.3%(10)
	Commercial Services - 0.1%
	KAR Auction Services, Inc.
453,863	4.25%, 03/09/2023	457,457

	Electric - 0.3%
	Texas Competitive Electric Holdings Co. LLC
3,200,000	4.94%, 10/10/2017(7)	1,068,448

	Healthcare-Services - 0.2%
	Vizient, Inc.
563,588	6.25%, 02/13/2023	569,928

	Insurance - 0.1%
	Asurion LLC
485,000	8.50%, 03/03/2021	480,252

	Machinery-Diversified - 0.3%
	Gardner Denver, Inc.
1,010,463	4.25%, 07/30/2020	959,940

	Media - 0.2%
	Virgin Media Investment Holdings Ltd.
770,000	3.65%, 06/30/2023	766,473

	Semiconductors - 0.1%
	NXP B.V.
250,604	3.75%, 12/07/2020	252,170

	Total Senior Floating Rate Interests (cost $5,834,250)	4,554,668

Convertible Bonds - 0.7%
	Home Builders - 0.3%
	M/I Homes, Inc.
873,000	3.00%, 03/01/2018	888,823

	Insurance - 0.2%
	MGIC Investment Corp.
670,000	2.00%, 04/01/2020	809,025

	Oil & Gas - 0.2%
	Cobalt International Energy, Inc.
1,645,000	2.63%, 12/01/2019	735,110

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Total Convertible Bonds (cost $3,437,525)		2,432,958

Common Stocks - 0.2%
	Energy - 0.2%
104,555,002	KCA Deutag*(2)(3)(11)		$789,704

	Total Common Stocks (cost $1,416,930)		789,704

	Total Long-Term Investments (cost $335,967,469)		332,696,189
Short-Term Investments - 7.3%
	Other Investment Pools & Funds - 7.3%
26,164,461	Fidelity Money Market Class 1		26,164,461

	Total Short-Term Investments (cost $26,164,461)		26,164,461

	Total Investments (cost $362,131,930)^	100.4%	$358,860,650
	Other Assets and Liabilities	(0.4)%	(1,517,467)

	Total Net Assets	100.0%	$357,343,183

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$10,077,196
Unrealized Depreciation	(13,348,476)

Net Unrealized Depreciation	$(3,271,280)

*	Non-income producing.
(1)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $149,617,760, which represents 41.9% of total net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $789,704, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $7,404,075, which represents 2.1% of total net assets.
(6)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(7)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,152,310 at July 31, 2016.
(9)	This security may pay interest in additional principal instead of cash.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2016.
(11)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2011	104,555,002	KCA Deutag	$ 1,416,930

At July 31, 2016, the aggregate value of these securities was $789,704, which represents 0.2% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2016
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.26	USD	11,950,000	5.00%	06/20/21	$179,797	$554,764	$374,967

Total					$179,797	$554,764	$374,967

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	08/31/16	SSG	$5,910,300	$6,014,109	$(103,809)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	324,918,859	—	324,918,859	—
Senior Floating Rate Interests	4,554,668	—	4,554,668	—
Convertible Bonds	2,432,958	—	2,432,958	—
Common Stocks
Energy	789,704	—	—	789,704
Short-Term Investments	26,164,461	26,164,461	—	—
Swaps - Credit Default(2)	374,967	—	374,967	—

Total	$359,235,617	$26,164,461	$332,281,452	$789,704

Liabilities
Foreign Currency Contracts(2)	$(103,809)	$—	$(103,809)	$—

Total	$(103,809)	$—	$(103,809)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Total

Beginning balance	$485,135	$485,135
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	304,569	304,569
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-

Ending balance	$789,704	$789,704

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $304,569.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 3.3%
	Asset-Backed - Finance & Insurance - 0.2%
	HSI Asset Securitization Corp. Trust
$ 1,360,000	0.76%, 02/25/2036(1)	$1,202,610

	Asset-Backed - Home Equity - 0.1%
	GSAA Home Equity Trust
836,070	5.99%, 06/25/2036(1)	429,843
	Renaissance Home Equity Loan Trust
762,298	6.12%, 11/25/2036(2)	464,445

		894,288

	Whole Loan Collateral CMO - 3.0%
	Adjustable Rate Mortgage Trust
1,048,669	0.76%, 11/25/2035(1)	967,434
	Banc of America Alternative Loan Trust
353,232	6.23%, 10/25/2036(2)	225,691
	Banc of America Funding Trust
1,497,631	6.05%, 10/25/2036(2)	1,240,111
	Bear Stearns Adjustable Rate Mortgage Trust
533,676	2.66%, 10/25/2035(1)	513,538
	Chase Mortgage Finance Trust
918,496	2.70%, 12/25/2035(1)	836,673
	Connecticut Avenue Securities
643,000	3.49%, 07/25/2024(1)	630,118
616,000	4.49%, 05/25/2025(1)	631,886
593,000	4.79%, 02/25/2025(1)	616,231
585,000	4.89%, 01/25/2024(1)	613,381
582,000	5.39%, 11/25/2024(1)	615,116
591,000	5.49%, 07/25/2025(1)	620,746
562,000	5.74%, 10/25/2023(1)	611,477
	Deutsche Alt-A Securities Mortgage Loan Trust
602,361	0.64%, 12/25/2036(1)	494,007
	GSR Mortgage Loan Trust
989,980	3.30%, 10/25/2035(1)	871,162
	HarborView Mortgage Loan Trust
723,382	0.67%, 01/19/2038(1)	604,076
728,680	1.49%, 10/25/2037(1)	636,448
	IndyMac Index Mortgage Loan Trust
3,201,297	0.78%, 01/25/2036(1)	2,028,262
	JP Morgan Mortgage Trust
1,526,100	2.80%, 01/25/2037(1)	1,352,690
	Luminent Mortgage Trust
677,561	0.69%, 10/25/2046(1)	576,910
	MASTR Adjustable Rate Mortgages Trust
1,447,200	0.73%, 05/25/2037(1)	888,315
	Residential Asset Securitization Trust
138,212	0.94%, 03/25/2035(1)	108,781
	Residential Funding Mortgage Securities, Inc.
340,608	3.46%, 02/25/2036(1)	307,541
624,812	6.00%, 07/25/2037	578,025
	Structured Adjustable Rate Mortgage Loan Trust
836,469	3.03%, 06/25/2035(1)	729,213
	WaMu Mortgage Pass-Through Certificates Trust
828,890	0.91%, 06/25/2044(1)	742,783
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
291,199	0.58%, 02/25/2037(1)	185,509
1,013,841	1.29%, 11/25/2046(1)	732,955

		18,959,079

	Total Asset & Commercial Mortgage Backed Securities (cost $21,410,052)	21,055,977

Foreign Government Obligations - 3.2%
	Brazil - 1.7%
	Brazil Notas do Tesouro Nacional
BRL 10,627,472	6.00%, 08/15/2016(3)	3,272,581

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

BRL 23,575,517	6.00%, 05/15/2017(3)	$7,230,897

		10,503,478

	Colombia - 0.5%
	Colombian TES
COP 4,869,450,432	3.50%, 03/10/2021(3)	1,610,789
4,760,757,342	4.75%, 02/23/2023(3)	1,679,508

		3,290,297

	South Africa - 0.2%
	South Africa Government Bond - CPI Linked
ZAR 19,063,241	1.88%, 02/28/2033(3)	1,362,624

	Thailand - 0.5%
	Bank of Thailand
THB 113,000,000	1.50%, 02/17/2018(1)	3,242,837

	Uruguay - 0.3%
	Uruguay Government International Bond
UYU 70,080,181	4.25%, 04/05/2027(3)	2,134,718

	Total Foreign Government Obligations (cost $20,412,481)	20,533,954

Senior Floating Rate Interests - 5.0%(4)
	Aerospace/Defense - 0.1%
	BE Aerospace, Inc.
$ 506,618	3.75%, 12/16/2021	509,405
	TransDigm, Inc.
245,000	3.75%, 06/09/2023	243,503

		752,908

	Airlines - 0.2%
	American Airlines, Inc.
330,000	3.50%, 04/28/2023	328,763
	Delta Air Lines, Inc.
992,500	3.25%, 08/24/2022	994,157

		1,322,920

	Auto Manufacturers - 0.1%
	Chrysler Group LLC
841,416	3.50%, 05/24/2017	842,316

	Biotechnology - 0.2%
	RPI Finance Trust
1,267,032	3.25%, 11/09/2018	1,267,665

	Chemicals - 0.2%
	Chemours Co.
99,739	3.75%, 05/12/2022	96,797
	Huntsman International LLC
124,688	4.25%, 04/01/2023	125,103
	Ineos U.S. Finance LLC
567,725	3.75%, 05/04/2018	567,134
	Nexeo Solutions LLC
185,000	5.25%, 06/09/2023	185,694

		974,728

	Commercial Services - 0.1%
	Global Payments, Inc.
120,000	4.00%, 04/22/2023	120,900
	Hertz Corp.
200,000	3.50%, 06/30/2023	200,708
	KAR Auction Services, Inc.
149,625	4.25%, 03/09/2023	150,810
	Russell Investment Group
225,000	6.75%, 06/01/2023	210,937
	TransUnion LLC
174,554	3.50%, 04/09/2021	174,399

		857,754

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Diversified Financial Services - 0.2%
	Delos Finance S.a.r.l.
$ 685,000	3.50%, 03/06/2021	$687,397
	UPC Financing Partnership
275,000	0.00%, 08/31/2024(5)	273,969

		961,366

	Electric - 0.0%
	Texas Competitive Electric Holdings Co. LLC
145,000	0.00%, 10/31/2017(5)	145,242
35,000	0.00%, 07/27/2023(5)	35,059

		180,301

	Energy-Alternate Sources - 0.1%
	MEG Energy Corp.
844,078	3.75%, 03/31/2020	764,734

	Food - 0.1%
	Albertsons LLC
264,338	4.75%, 12/21/2022	265,622
	B&G Foods, Inc.
110,952	3.75%, 11/02/2022	111,473
	JBS USA LLC
333,325	4.00%, 10/30/2022	333,185

		710,280

	Food Service - 0.0%
	Yum! Brands, Inc.
185,000	3.23%, 06/16/2023	185,810

	Healthcare-Services - 0.7%
	Acadia Healthcare Company, Inc.
208,950	4.50%, 02/16/2023	209,472
	Community Health Systems, Inc.
110,156	3.75%, 12/31/2019	108,314
202,684	4.00%, 01/27/2021	200,088
	HCA, Inc.
1,945,000	3.38%, 05/01/2018	1,949,590
	IMS Health, Inc.
1,458,315	3.50%, 03/17/2021	1,457,586
	MPH Acquisition Holdings LLC
355,000	5.00%, 06/07/2023	358,550
	Vizient, Inc.
204,488	6.25%, 02/13/2023	206,788

		4,490,388

	Household Products/Wares - 0.1%
	Galleria Co.
290,000	3.75%, 01/26/2023	290,273

	Insurance - 0.1%
	Asurion LLC
722,308	5.00%, 05/24/2019	723,059

	Lodging - 0.0%
	Station Casinos LLC
170,000	3.75%, 06/08/2023	170,053

	Media - 0.2%
	Charter Communications Operating LLC
299,250	3.50%, 01/24/2023	300,447
	Neptune Finco Corp.
458,850	5.00%, 10/09/2022	461,603
	Virgin Media Investment Holdings Ltd.
673,321	3.65%, 06/30/2023	670,238

		1,432,288

	Mining - 0.1%
	Minerals Technologies, Inc.
407,000	3.75%, 05/09/2021	408,274

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Oil & Gas - 0.2%
	Energy Transfer Equity L.P.
$ 1,200,250	3.25%, 12/02/2019	$1,157,173

	Oil & Gas Services - 0.1%
	Calpine Corp.
445,000	3.64%, 05/02/2023	444,306

	Packaging & Containers - 0.3%
	Berry Plastics Holding Corp.
498,065	3.50%, 02/08/2020	499,196
	Owens-Illinois, Inc.
197,500	3.50%, 09/01/2022	197,747
	Reynolds Group Holdings, Inc.
1,050,803	4.50%, 12/01/2018	1,051,570

		1,748,513

	Pharmaceuticals - 0.2%
	Endo Luxembourg Finance Company I S.a r.l.
402,975	3.75%, 09/26/2022	398,441
	Grifols Worldwide Operations USA, Inc.
855,313	3.44%, 02/27/2021	857,716

		1,256,157

	REITS - 0.1%
	MGM Growth Properties LLC
264,338	4.00%, 04/25/2023	266,101

	Retail - 0.1%
	Coty, Inc.
144,638	3.75%, 10/27/2022	145,633
	Michaels Stores, Inc.
321,412	4.00%, 01/28/2020	323,179
	Revlon Consumer Products Corp.
105,000	0.00%, 07/22/2023(5)	104,836

		573,648

	Semiconductors - 0.1%
	Avago Technologies Cayman Ltd.
453,444	4.25%, 02/01/2023	453,371
	NXP B.V.
173,290	3.75%, 12/07/2020	174,373
	ON Semiconductor Corp.
215,000	5.25%, 03/31/2023	217,419

		845,163

	Software - 0.9%
	Dell, Inc.
280,000	0.00%, 05/24/2023(5)	280,064
	First Data Corp.
975,000	4.24%, 07/08/2022	977,711
500,000	4.49%, 03/24/2021	502,265
	Infor US, Inc.
753,431	3.75%, 06/03/2020	744,013
	Kronos, Inc.
1,002,188	4.50%, 10/30/2019	1,004,694
	Magic Newco LLC
1,689,245	5.00%, 12/12/2018	1,691,711
	SS&C Technologies, Inc.
269,798	4.00%, 07/08/2022	271,148
	WEX, Inc.
495,000	4.25%, 07/01/2023	497,629

		5,969,235

	Telecommunications - 0.5%
	Level 3 Financing, Inc.
630,000	3.50%, 05/31/2022	631,575
	Telesat Canada
999,978	3.50%, 03/28/2019	997,168

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Univision Communications, Inc.
$ 991,213	4.00%, 03/01/2020	$990,598
	Ziggo Financing Partnership
305,074	3.65%, 01/15/2022	303,375
196,596	3.66%, 01/15/2022	195,501
323,330	3.70%, 01/15/2022	321,529

		3,439,746

	Total Senior Floating Rate Interests (cost $31,996,992)	32,035,159

U.S. Government Agencies - 1.2%
	FHLMC - 1.2%
2,352,000	3.09%, 12/25/2027(1)	2,407,462
2,170,000	3.34%, 04/25/2028(1)	2,239,680
512,000	4.09%, 04/25/2024(1)	516,147
603,000	4.49%, 08/25/2024(1)	619,577
591,000	4.74%, 11/25/2023(1)	615,275
583,000	4.99%, 02/25/2024(1)	618,625
580,000	5.49%, 12/25/2028(1)	612,147

		7,628,913

	FNMA - 0.0%
	FNMA
1,194	10.50%, 12/01/2018	1,201

	Total U.S. Government Agencies (cost $7,441,968)	7,630,114

U.S. Government Securities - 87.4%
	U.S. Treasury Securities - 87.4%
	U.S. Treasury Bonds - 13.5%
568,813	2.00%, 01/15/2026(3)	671,140
27,302,306	2.38%, 01/15/2025(3)	32,662,868
6,752,403	2.38%, 01/15/2027(3)	8,320,932
35,048,334	2.50%, 01/15/2029(3)	44,742,318

		86,397,258

	U.S. Treasury Notes - 73.9%
45,085,772	0.13%, 04/15/2018(3)	45,466,792
21,558,063	0.13%, 04/15/2019(3)(6)	21,884,517
3,590,020	0.13%, 04/15/2020(3)	3,654,389
38,889,544	0.13%, 01/15/2022(3)(6)	39,545,805
42,293,425	0.13%, 07/15/2022(3)	43,159,129
41,974,618	0.13%, 01/15/2023(3)	42,534,265
62,334,001	0.13%, 07/15/2024(3)	63,186,232
48,419,095	0.38%, 07/15/2023(3)	50,075,318
47,611,762	0.63%, 07/15/2021(3)(6)	49,932,836
59,662,354	0.63%, 01/15/2024(3)	62,584,080
19,898,126	1.13%, 01/15/2021(3)	21,180,879
15,284,470	1.38%, 01/15/2020(3)	16,230,197
11,187,900	2.13%, 01/15/2019(3)	11,917,586

		471,352,025

	Total U.S. Government Securities (cost $543,165,321)	557,749,283

	Total Long-Term Investments (cost $624,426,814)	639,004,487
Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.4%
2,384,381	Fidelity Money Market Class 1	2,384,381

	Total Short-Term Investments (cost $2,384,381)	2,384,381

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments (cost $626,811,195)^	100.5%	$641,388,868
Other Assets and Liabilities	(0.5)%	(3,276,670)

Total Net Assets	100.0%	$638,112,198

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$ 16,620,459
Unrealized Depreciation	(2,042,786)

Net Unrealized Appreciation	$ 14,577,673

(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(4)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2016.
(5)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(6)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Futures Contracts Outstanding at July 31, 2016

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	152	09/30/2016	$18,460,607	$18,546,375	$85,768

Short position contracts:
U.S. Treasury 10-Year Note Future	89	09/21/2016	$11,661,595	$11,841,172	$(179,577)
U.S. Treasury 2-Year Note Future	134	09/30/2016	29,327,961	29,346,000	(18,039)

Total					$(197,616)

Total futures contracts					$(111,848)

OTC Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Sell protection:
CMBX.NA.AAA.6	MSC	USD	11,428,726	0.50%	05/11/63	$ —	$ (371,238)	$ (111,195)	$ 260,043
CMBX.NA.AAA.6	UBS	USD	1,659,960	0.50%	05/11/63	—	(53,646)	(16,151)	37,495
CMBX.NA.AAA.6	CSI	USD	979,977	0.50%	05/11/63	—	(36,164)	(9,534)	26,630
CMBX.NA.AAA.6	MSC	USD	954,977	0.50%	05/11/63	—	(32,012)	(9,291)	22,721
CMBX.NA.AAA.6	DEUT	USD	929,978	0.50%	05/11/63	—	(31,584)	(9,048)	22,536
CMBX.NA.AAA.6	MSC	USD	794,981	0.50%	05/11/63	—	(26,999)	(7,735)	19,264

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

CMBX.NA.AAA.6	GSC	USD	589,986	0.50%	05/11/63	—	(19,605)	$(5,741)	13,864
CMBX.NA.AAA.6	GSC	USD	554,987	0.50%	05/11/63	—	(18,837)	(5,400)	13,437
CMBX.NA.AAA.6	GSC	USD	1,757,958	0.50%	05/11/63	—	(28,899)	(16,421)	12,478

Total						$—	$(618,984)	$(190,516)	$428,468

Total traded indices						$—	$(618,984)	$(190,516)	$428,468

Total OTC contracts						$—	$(618,984)	$(190,516)	$428,468

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2016
Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.40% Fixed	CPURNSA	USD	16,050,000	01/15/18	$—	$—	$(173,441)	$(173,441)
BOA	1.89% Fixed	CPURNSA	USD	11,610,000	07/15/24	—	—	(203,905)	(203,905)
DEUT	1.44% Fixed	CPURNSA	USD	16,190,000	09/11/20	—	—	(44,511)	(44,511)
JPM	1.80% Fixed	CPURNSA	USD	9,605,000	09/11/25	—	—	(216,338)	(216,338)
MSC	1.81% Fixed	CPURNSA	USD	10,385,000	09/23/25	—	—	(233,022)	(233,022)

Total						$—	$—	$(871,217)	$(871,217)

Foreign Currency Contracts Outstanding at July 31, 2016

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/16	BNP	$1,879,678	$ 1,909,971	$ 30,293
AUD	Buy	08/31/16	BOA	1,880,006	1,909,971	29,965
AUD	Sell	08/31/16	GSC	2,507,836	2,506,647	1,189
BRL	Buy	08/02/16	GSC	10,358,779	10,456,019	97,240
BRL	Buy	08/02/16	CIB	10,473,912	10,456,019	(17,893)
BRL	Sell	08/02/16	GSC	10,473,912	10,456,019	17,893
BRL	Sell	08/02/16	CIB	10,034,607	10,456,018	(421,411)
BRL	Sell	09/02/16	GSC	10,253,737	10,344,397	(90,660)
CAD	Buy	08/31/16	TDB	3,752,331	3,799,660	47,329
CHF	Sell	08/31/16	BNP	1,288,488	1,311,682	(23,194)
CHF	Sell	08/31/16	BOA	1,254,081	1,278,606	(24,525)
COP	Sell	09/21/16	SSG	3,176,581	3,067,301	109,280
EUR	Sell	08/31/16	SSG	5,535,200	5,632,421	(97,221)
GBP	Sell	08/31/16	BCLY	1,235,354	1,234,052	1,302
GBP	Sell	08/31/16	CBK	6,849,003	6,928,962	(79,959)
JPY	Sell	08/31/16	CSFB	8,568,866	8,890,625	(321,759)
THB	Sell	09/21/16	CBK	3,201,245	3,244,766	(43,521)
UYU	Sell	09/28/16	HSBC	1,969,960	2,064,281	(94,321)
ZAR	Sell	09/21/16	JPM	1,233,365	1,366,682	(133,317)

Total						$ (1,013,290)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
OTC	Over-the-Counter

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$21,055,977	$—	$21,055,977	$—
Foreign Government Obligations	20,533,954	—	20,533,954	—
Senior Floating Rate Interests	32,035,159	—	32,035,159	—
U.S. Government Agencies	7,630,114	—	7,630,114	—
U.S. Government Securities	557,749,283	—	557,749,283	—
Short-Term Investments	2,384,381	2,384,381	—	—
Foreign Currency Contracts(2)	334,491	—	334,491	—
Futures Contracts(2)	85,768	85,768	—	—
Swaps - Credit Default(2)	428,468	—	428,468	—

Total	$642,237,595	$2,470,149	$639,767,446	$—

Liabilities
Foreign Currency Contracts(2)	$(1,347,781)	$—	$(1,347,781)	$—
Futures Contracts(2)	(197,616)	(197,616)	—	—
Swaps - Interest Rate(2)	(871,217)	—	(871,217)	—

Total	$(2,416,614)	$(197,616)	$(2,218,998)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford International Equity Fund
Schedule of Investments
July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.5%
	Argentina - 0.7%
757	Banco Macro S.A. ADR	$56,873
2,014	Grupo Financiero Galicia S.A. ADR	59,776
3,699	Pampa Energia S.A. ADR*	100,835

		217,484

	Australia - 3.0%
2,849	AGL Energy Ltd.	44,603
980	ASX Ltd.	37,064
2,298	BHP Billiton Ltd. ADR	68,228
4,765	BHP Billiton plc	60,080
3,839	Coca-Cola Amatil Ltd.	26,856
967	CSL Ltd.	86,715
14,689	DUET Group	30,070
8,717	GPT Group REIT	37,178
20,583	Mirvac Group REIT	34,433
30,596	Resolute Mining Ltd.*	39,501
15,538	Scentre Group REIT	62,625
11,031	Stockland REIT	42,333
13,075	Telstra Corp. Ltd.	57,348
6,148	Transurban Group	58,742
15,018	Vicinity Centres REIT	39,575
2,394	Wesfarmers Ltd.	78,299
10,954	Western Areas Ltd.	23,020
6,531	Westfield Corp. REIT	53,092

		879,762

	Austria - 0.1%
1,992	Zumtobel Group AG	30,232

	Belgium - 1.9%
2,639	Ageas	88,720
4,857	AGFA-Gevaert N.V.*	17,509
1,905	Anheuser-Busch InBev N.V.	246,111
445	Colruyt S.A.	24,823
399	Groupe Bruxelles Lambert S.A.	33,659
1,285	Orange Belgium S.A.*	31,151
1,430	UCB S.A.	111,889

		553,862

	Brazil - 3.4%
15,300	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	90,081
41,758	BR Malls Participacoes S.A.*	181,075
3,500	Cia Paranaense de Energia (Preference Shares)	34,704
22,300	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	77,098
2,667	Gol Linhas Aereas Inteligentes S.A. ADR	42,139
11,188	Itau Unibanco Holding S.A. ADR	116,915
20,547	Kroton Educacional S.A.	91,506
7,323	Localiza Rent a Car S.A.	91,018
7,400	Lojas Renner S.A.	62,214
80	Petro Rio S.A.*	368
19,190	Petroleo Brasileiro S.A. ADR*	166,569
1,900	Telefonica Brasil S.A. (Preference Shares)	28,848

		982,535

	Canada - 6.2%
543	Alimentation Couche-Tard, Inc. Class B	24,550
1,309	Bank of Montreal	83,915
1,916	Bank of Nova Scotia	97,308
2,060	Barrick Gold Corp.	44,982
677	BCE, Inc.	32,423
1,891	CAE, Inc.	25,230
859	Canadian Imperial Bank of Commerce	65,258
1,915	Canadian National Railway Co.	121,399
5,250	Centerra Gold, Inc.	30,962
1,282	CI Financial Corp.	26,207

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

2,899	Descartes Systems Group, Inc.*	$58,462
8,992	Eldorado Gold Corp.	36,777
1,809	EnCana Corp.	14,548
1,141	First Capital Realty, Inc.	20,266
2,421	First Quantum Minerals Ltd.	20,934
182	Franco-Nevada Corp.	14,019
275	George Weston Ltd.	24,424
717	Goldcorp, Inc.	12,820
1,279	Great-West Lifeco, Inc.	33,218
1,164	H&R REIT	20,728
498	Intact Financial Corp.	35,697
18,300	Ivanhoe Mines Ltd. Class A*	20,043
7,049	Kinross Gold Corp.*	36,443
803	Loblaw Cos. Ltd.	44,792
2,480	Magna International, Inc.	95,542
1,117	Metro, Inc.	40,611
1,781	Northern Dynasty Minerals Ltd.*	955
400	Onex Corp.	24,830
2,247	Painted Pony Petroleum Ltd.*	14,852
1,587	Power Corp. of Canada	34,568
1,272	Power Financial Corp.	29,412
10,597	Raging River Exploration, Inc.*	84,003
1,078	RioCan REIT	23,927
1,206	Rogers Communications, Inc. Class B	53,268
1,933	Royal Bank of Canada	117,832
1,217	Saputo, Inc.	36,566
1,858	Shaw Communications, Inc. Class B	37,682
634	Smart Real Estate Investment Trust REIT	18,700
1,732	Sun Life Financial, Inc.	57,068
942	TELUS Corp.	31,521
2,609	Toronto-Dominion Bank	113,680
595	TransCanada Corp.	27,589
5,350	Uranium Participation Corp.*	16,431

		1,804,442

	Chile - 0.7%
28,522	AES Gener S.A.	13,793
27,112	Aguas Andinas S.A. Class A	16,390
195,350	Banco de Chile	21,649
379	Banco de Credito e Inversiones	16,843
469,750	Banco Santander Chile	24,132
70,655	Colbun S.A.	17,346
24,914	Empresa Nacional de Electricidad S.A.	22,717
1,904	Empresa Nacional de Telecomunicaciones S.A.*	18,745
2,797	Empresas COPEC S.A.	25,240
1,686,110	Itau CorpBanca	14,645
3,208	SACI Falabella	23,536

		215,036

	China - 3.7%
2,323	Alibaba Group Holding Ltd. ADR*	191,601
425	Baidu, Inc. ADR*	67,830
22,378	China Longyuan Power Group Corp. Ltd. Class H	18,014
38,300	Cogobuy Group*(1)	57,351
90,000	Daphne International Holdings Ltd.*	11,624
18,670	ENN Energy Holdings Ltd.	89,163
26,900	Fuyao Glass Industry Group Co., Ltd. Class H(1)	68,127
28,000	Huadian Fuxin Energy Corp. Ltd. Class H	6,515
30,200	Huatai Securities Co., Ltd. Class H(1)	61,877
1,911	Kweichow Moutai Co., Ltd. Class A	90,015
411	New Oriental Education & Technology Group, Inc. ADR	18,109
3,816	Sinovac Biotech Ltd.*	22,514
888	TAL Education Group ADR*	53,466
12,390	Tencent Holdings Ltd.	299,257
16,998	Weichai Power Co., Ltd. Class H	20,441

		1,075,904

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Colombia - 0.3%
1,059	Corp. Financiera Colombiana S.A.	$13,239
7,517	Ecopetrol S.A. ADR	64,271

		77,510

	Denmark - 1.0%
1,788	D/S Norden A/S*	26,764
1,632	DSV A/S	72,670
2,808	H. Lundbeck A/S*	114,144
801	ISS A/S	30,896
429	Pandora A/S	55,878

		300,352

	Finland - 0.4%
2,050	Kone Oyj Class B	103,871

	France - 6.7%
198	Aeroports de Paris	21,061
1,424	Alstom S.A.*	35,065
241	Alten S.A.	16,716
4,853	BNP Paribas S.A.	240,730
1,354	Bureau Veritas S.A.	29,426
816	Capgemini S.A.	78,437
3,846	Cie de Saint-Gobain	163,271
4,427	Coface S.A.*	22,542
198	Devoteam S.A.	10,002
3,383	Engie S.A.	55,683
694	Essilor International S.A.	88,893
201	Gecina S.A. REIT	30,464
2,827	Groupe Eurotunnel SE	29,380
432	L’Oreal S.A.	82,082
818	Legrand S.A.	45,135
1,189	Metropole Television S.A.	21,633
391	Peugeot S.A.*	5,906
325	Renault S.A.	28,416
3,171	Rexel S.A.	47,159
3,365	Schneider Electric SE	219,543
1,852	Societe Generale S.A.	63,142
324	Sopra Steria Group	38,052
457	Thales S.A.	41,623
6,814	Total S.A.	327,711
2,052	Valeo S.A.	105,270
470	Vicat S.A.	28,071
876	Vinci S.A.	66,580
1,176	Vivendi S.A.	23,092

		1,965,085

	Germany - 3.7%
1,792	Beiersdorf AG	168,358
4,769	Deutsche Lufthansa AG	56,688
16,454	E.ON SE	176,467
955	GEA Group AG	50,991
958	Hamburger Hafen und Logistik AG	15,307
2,160	Infineon Technologies AG	35,808
4,062	Kontron AG*	11,948
234	MAN SE	24,537
1,477	METRO AG	47,520
382	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63,706
1,194	Rheinmetall AG	83,654
1,860	RWE AG*	33,084
1,030	Salzgitter AG	32,142
826	Suedzucker AG	20,670
1,562	TUI AG	20,472
2,806	Vonovia SE	111,251
3,461	Zalando SE*(1)	131,230

		1,083,833

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Greece - 0.4%
5,632	Alpha Bank A.E.*	$11,359
8,785	Hellenic Telecommunications Organization S.A.	86,286
2,976	OPAP S.A.	23,886

		121,531

	Hong Kong - 2.5%
11,480	AIA Group Ltd.	71,511
39,635	AMVIG Holdings Ltd.	14,025
3,000	Cheung Kong Infrastructure Holdings Ltd.	26,558
8,844	China Merchants Holdings International Co., Ltd.	26,012
7,090	China Resources Gas Group Ltd.	20,835
5,371	CLP Holdings Ltd.	55,976
2,900	Dah Sing Financial Holdings Ltd.	19,459
687,000	G-Resources Group Ltd.	12,073
22,000	HK Electric Investments & HK Electric Investments Ltd.(1)	21,075
17,000	HKT Trust & HKT Ltd.	26,864
26,706	Hong Kong & China Gas Co., Ltd.	49,658
4,000	Hysan Development Co., Ltd.	18,446
34,500	Kingboard Laminates Holdings Ltd.	22,003
7,500	Link REIT	56,034
6,799	MTR Corp. Ltd.	38,506
216,000	NetMind Financial Holdings Ltd.*	2,227
62,000	New World Department Store China Ltd.	7,928
176,000	Pacific Basin Shipping Ltd.*	19,773
4,900	Power Assets Holdings Ltd.	48,034
34,226	Sands China Ltd.	130,955
3,000	Swire Pacific Ltd. Class A	35,952

		723,904

	Hungary - 0.2%
22,038	Magyar Telekom Telecommunications plc	35,258
315	MOL Hungarian Oil & Gas plc	19,763

		55,021

	India - 2.6%
587	ACC Ltd.	14,825
10,876	Allahabad Bank	12,589
4,446	Asian Paints Ltd.	74,070
12,200	Axis Bank Ltd.	99,925
1,421	Britannia Industries Ltd.	62,394
5,317	Canara Bank	19,951
12,520	Corp. Bank*	7,799
143	GlaxoSmithKline Consumer Healthcare Ltd.	13,515
3,172	Hindustan Unilever Ltd.	43,750
6,215	ICICI Bank Ltd.	24,115
11,581	ICICI Bank Ltd. ADR	87,784
1,196	Maruti Suzuki India Ltd.	85,213
25,881	NTPC Ltd.	61,282
1,429	Tata Consultancy Services Ltd.	55,981
3,467	Wipro Ltd.	28,254
3,247	Yes Bank Ltd.	58,992

		750,439

	Indonesia - 0.8%
60,300	Bank Central Asia Tbk PT	66,641
82,000	Harum Energy Tbk PT*	7,179
17,600	Indo Tambangraya Megah Tbk PT	16,957
58,200	Matahari Department Store Tbk PT	88,824
140,400	Telekomunikasi Indonesia Persero Tbk PT	45,702

		225,303

	Ireland - 1.4%
216,917	Bank of Ireland*	44,850
9,107	C&C Group plc	37,480
7,058	CRH plc	215,054
31,040	Hibernia plc REIT	46,530
545	Kerry Group plc Class A	46,633

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

1,161	Smurfit Kappa Group plc	$27,264

		417,811

	Israel - 0.4%
2,260	Mobileye N.V.*	108,277

	Italy - 2.7%
3,172	Assicurazioni Generali S.p.A.	41,786
8,175	Banca Popolare dell’Emilia Romagna SC	33,632
25,156	BasicNet S.p.A.	97,448
1,874	Brunello Cucinelli S.p.A.	34,968
2,367	Buzzi Unicem S.p.A.	47,506
8,211	Davide Campari-Milano S.p.A.	84,842
14,238	Eni S.p.A.	218,411
29,306	Intesa Sanpaolo S.p.A.	64,668
1,905	Luxottica Group S.p.A.	92,610
6,642	Terna Rete Elettrica Nazionale S.p.A.	36,181
11,384	UniCredit S.p.A.	27,928

		779,980

	Japan - 14.4%
2,000	Aichi Steel Corp.	9,981
2,850	Aisan Industry Co., Ltd.	20,459
300	Alpha Systems, Inc.	5,171
3,400	Alpine Electronics, Inc.	36,729
1,200	Avex Group Holdings, Inc.	14,072
700	Benesse Holdings, Inc.	16,911
2,200	Canon, Inc.	62,435
900	Cawachi Ltd.	21,029
1,470	Chubu Steel Plate Co., Ltd.	7,156
1,100	CMIC Holdings Co., Ltd.	18,159
3,600	Dai-ichi Life Insurance Co., Ltd.	46,514
1,700	Dena Co., Ltd.	43,466
441	East Japan Railway Co.	40,453
2,000	Eighteenth Bank Ltd.	5,579
4,530	Eisai Co., Ltd.	264,876
1,300	en-japan, Inc.	23,407
1,500	Exedy Corp.	35,422
400	Fujimi, Inc.	6,720
20,000	Fujitsu Ltd.	83,030
3,100	Funai Electric Co., Ltd.	26,731
700	Gendai Agency, Inc.	3,585
7,000	Gree, Inc.*	35,356
1,956	Hino Motors Ltd.	20,427
1,700	Hisaka Works Ltd.	14,268
1,400	Hitachi Chemical Co., Ltd.	29,202
3,330	Honda Motor Co., Ltd.	90,202
1,720	Honeys Co., Ltd.	23,034
4,200	Hosiden Corp.	25,694
3,500	Inpex Corp.	27,824
1,200	Itochu Techno-Solutions Corp.	28,814
1,100	Japan Digital Laboratory Co., Ltd.	15,167
1,600	Japan Petroleum Exploration Co., Ltd.	33,398
10,000	Japan Steel Works Ltd.	44,735
4,100	JSR Corp.	56,002
3,750	KDDI Corp.	115,077
2,700	Keihin Corp.	42,284
1,600	Kuroda Electric Co., Ltd.	29,292
2,000	Kyoei Steel Ltd.	38,822
3,012	Leopalace21 Corp.	21,583
600	McDonald’s Holdings Co. Japan Ltd.	18,395
1,200	Melco Holdings, Inc.	34,173
1,300	Mimasu Semiconductor Industry Co., Ltd.	13,390
1,200	Miraial Co., Ltd.	8,551
6,000	Mitsubishi Motors Corp.	27,969
27,479	Mitsubishi UFJ Financial Group, Inc.	138,921
6,000	Mitsui Chemicals, Inc.	25,379

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

1,500	Mitsumi Electric Co., Ltd.*	$7,502
47,561	Mizuho Financial Group, Inc.	76,303
27,200	NEC Corp.	74,280
4,600	NET One Systems Co., Ltd.	31,147
2,000	Neturen Co., Ltd.	15,448
914	NGK Spark Plug Co., Ltd.	14,916
4,400	Nichicon Corp.	32,508
1,050	Nidec Corp.	95,278
3,400	Nikon Corp.	48,045
590	Nintendo Co., Ltd.	122,465
5,000	Nippon Chemi-Con Corp.	7,448
553	Nippon Telegraph & Telephone Corp.	26,278
600	Nishimatsuya Chain Co., Ltd.	8,557
2,500	Nissin Kogyo Co., Ltd.	37,034
500	Nitto Denko Corp.	33,510
2,300	NOK Corp.	43,734
4,000	Oita Bank Ltd.	12,931
5,522	Ono Pharmaceutical Co., Ltd.	198,615
8,000	Pacific Metals Co., Ltd.*	21,653
838	Pal Co., Ltd.	19,688
19,300	Pioneer Corp.*	35,087
500	Proto Corp.	5,677
3,750	Rakuten, Inc.	42,437
1,200	Relia, Inc.	11,496
1,050	Rohm Co., Ltd.	44,679
9,000	Sanyo Shokai Ltd.	16,662
2,590	Seven & I Holdings Co., Ltd.	107,545
497	Shin-Etsu Chemical Co., Ltd.	33,915
2,600	Shinkawa Ltd.*	13,131
6,000	Shinko Electric Industries Co., Ltd.	32,839
2,870	Sony Corp.	94,213
6,000	Sumitomo Bakelite Co., Ltd.	28,794
8,000	Sumitomo Heavy Industries Ltd.	37,956
5,330	Sumitomo Mitsui Financial Group, Inc.	168,957
1,000	Sumitomo Real Estate Sales Co., Ltd. REIT	21,381
2,600	Sumitomo Riko Co., Ltd.	23,244
200	Suzuken Co., Ltd. / Aichi Japan	6,379
10,830	T&D Holdings, Inc.	110,444
3,960	Takeda Pharmaceutical Co., Ltd.	176,451
3,000	Tochigi Bank Ltd.	12,310
2,900	Tokai Rika Co., Ltd.	55,042
2,750	Tokio Marine Holdings, Inc.	106,445
1,900	Tokyo Seimitsu Co., Ltd.	44,645
4,400	Tokyo Steel Manufacturing Co., Ltd.	31,077
9,000	Toshiba Machine Co., Ltd.	30,257
12,000	Toyo Engineering Corp.	38,633
4,730	Toyo Tire & Rubber Co., Ltd.	47,367
2,000	Toyoda Gosei Co., Ltd.	43,446
2,200	Ushio, Inc.	27,171
1,600	Xebio Holdings Co., Ltd.	23,049
3,000	Yamanashi Chuo Bank Ltd.	12,469
1,420	Yamato Kogyo Co., Ltd.	40,095
530	Yodogawa Steel Works Ltd.	13,786

		4,214,263

	Luxembourg - 0.2%
269	RTL Group S.A.*	22,934
2,010	SES S.A.	44,045

		66,979

	Malaysia - 1.3%
12,263	Berjaya Sports Toto Bhd	9,881
21,390	DiGi.Com Bhd	26,073
5,446	Hong Leong Bank Bhd	17,576
3,200	Hong Leong Financial Group Bhd	11,979
15,652	IHH Healthcare Bhd	25,148
24,590	IJM Corp. Bhd	20,481

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

3,400	Kuala Lumpur Kepong Bhd	$19,324
18,264	Malayan Banking Bhd	36,019
9,300	MISC Bhd	17,158
2,500	Petronas Dagangan Bhd	14,286
4,287	Petronas Gas Bhd	23,460
4,286	PPB Group Bhd	16,862
9,345	Public Bank Bhd	44,798
10,582	Telekom Malaysia Bhd	17,756
12,300	Tenaga Nasional Bhd	43,467
42,600	YTL Corp. Bhd	17,489
28,900	YTL Power International Bhd	10,153

		371,910

	Mexico - 0.9%
3,113	Arca Continental S.A.B. de C.V.	20,008
3,089	Coca-Cola Femsa S.A.B. de C.V. Series L	24,218
13,600	Fibra Uno Administracion S.A. de C.V. REIT	27,671
5,846	Fomento Economico Mexicano S.A.B. de C.V.	52,293
930	Fomento Economico Mexicano S.A.B. de C.V. ADR	83,235
1,522	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	23,418
10,000	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	22,602

		253,445

	Netherlands - 2.9%
1,590	AerCap Holdings N.V.*	58,051
606	Akzo Nobel N.V.	39,173
4,714	Delta Lloyd N.V.	16,821
387	Heineken N.V.	36,523
13,513	ING Groep N.V.	151,075
19,778	Koninklijke KPN N.V.	65,052
1,394	Koninklijke Philips N.V.	37,076
2,288	NXP Semiconductors N.V.*	192,398
15,795	PostNL N.V.*	60,660
4,398	Royal Dutch Shell plc Class B	116,981
3,020	TNT Express N.V.*(2)(3)	27,011
932	Wolters Kluwer N.V.	39,213

		840,034

	New Zealand - 0.2%
5,884	Auckland International Airport Ltd.	31,378
3,069	Ryman Healthcare Ltd.	21,147

		52,525

	Nigeria - 0.2%
1,213,252	Zenith Bank plc	64,465

	Norway - 0.4%
3,999	Orkla ASA	37,202
1,547	Statoil ASA	24,593
1,517	Statoil ASA ADR	24,135
10,050	Storebrand ASA*	38,187

		124,117

	Peru - 0.3%
622	Credicorp Ltd.	99,725

	Philippines - 0.8%
16,000	Aboitiz Power Corp.	15,376
7,970	Bank of the Philippine Islands	16,243
93,500	Cemex Holdings Philippines*(1)	23,618
3,880	Jollibee Foods Corp.	21,013
16,500	Puregold Price Club, Inc.	16,812
105,900	SM Prime Holdings, Inc.	65,723
14,410	Universal Robina Corp.	61,349

		220,134

	Portugal - 0.7%
14,106	Galp Energia SGPS S.A.	193,224

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Russia - 2.4%
11,939	Gazprom PJSC ADR	$48,914
1,420	Lukoil PJSC ADR	61,120
1,764	Magnit PJSC GDR	67,685
41,510	Moscow Exchange MICEX-RTS PJSC*	71,402
37,883	Sberbank of Russia PJSC*	79,882
25,363	Sberbank of Russia PJSC ADR	220,993
7,349	Yandex N.V. Class A*	159,106

		709,102

	Singapore - 1.5%
17,695	CapitaLand Commerical Trust REIT	19,921
16,105	CapitaLand Mall Trust REIT	25,805
13,300	ComfortDelGro Corp. Ltd.	28,121
5,099	DBS Group Holdings Ltd.	58,949
8,816	Oversea-Chinese Banking Corp. Ltd.	56,868
3,200	Singapore Airlines Ltd.	26,230
4,803	Singapore Exchange Ltd.	27,119
9,270	Singapore Press Holdings Ltd.	26,241
21,561	Singapore Telecommunications Ltd.	67,555
6,335	StarHub Ltd.	18,554
17,372	Suntec REIT	21,741
3,808	United Overseas Bank Ltd.	52,251
3,959	UOL Group Ltd.	17,081

		446,436

	South Africa - 0.6%
1,181	Anglo American Platinum Ltd.*	37,549
8,478	Impala Platinum Holdings Ltd.*	37,418
10,719	Raubex Group Ltd.	14,749
2,282	Vodacom Group Ltd.	26,447
10,706	Woolworths Holdings Ltd.	69,003

		185,166

	South Korea - 2.1%
40	CJ CheilJedang Corp.	14,086
1,541	KB Financial Group, Inc.	48,931
2,792	KT Corp.	79,126
88	LG Household & Health Care Ltd.	79,264
784	Loen Entertainment, Inc.*	56,758
169	NAVER Corp.	107,228
71	Samsung Electronics Co., Ltd.	97,694
769	Shinhan Financial Group Co., Ltd.	27,480
3,342	SK Hynix, Inc.	102,914
1,705	Tongyang Life Insurance Co., Ltd.	16,377

		629,858

	Spain - 1.4%
1,828	Almirall S.A.	29,359
26,831	Banco Popular Espanol S.A.	37,581
12,615	CaixaBank S.A.	31,676
1,097	Enagas S.A.	33,444
1,580	Endesa S.A.	33,192
11,416	Iberdrola S.A.	78,439
253	Iberdrola S.A.*	1,738
2,390	Industria de Diseno Textil S.A.	82,655
1,812	Red Electrica Corp. S.A.	41,504
4,804	Telefonica S.A.	47,054

		416,642

	Sweden - 0.8%
9,004	Assa Abloy AB Class B	197,530
8,335	Qliro Group AB*	9,351
1,024	Swedish Match AB	37,356

		244,237

	Switzerland - 7.5%
652	Adecco Group AG	35,786

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

256	Baloise Holding AG	$28,814
10	Chocoladefabriken Lindt & Spruengli AG	58,800
1,046	Cie Financiere Richemont S.A.	63,588
1,494	Coca-Cola HBC AG	30,887
127	Geberit AG	48,979
28	Givaudan S.A.	57,505
5,755	Julius Baer Group Ltd.*	235,978
247	Kuehne + Nagel International AG	34,646
4,936	LafargeHolcim Ltd.*	234,711
2,672	Nestle S.A.	214,114
3,231	Novartis AG	267,989
1,515	Oriflame Holding AG*	39,025
265	Pargesa Holding S.A.	18,454
1,250	Roche Holding AG	319,085
136	Schindler Holding AG	26,262
19	SGS S.A.	42,033
8	Sika AG	37,478
273	Sonova Holding AG	37,374
8,036	STMicroelectronics N.V.	58,726
353	Swiss Prime Site AG	32,420
803	Swiss Re AG	67,313
93	Swisscom AG	45,751
8,835	UBS Group AG	121,456
210	Zurich Insurance Group AG*	50,419

		2,207,593

	Taiwan - 1.8%
37,659	Chang Hwa Commercial Bank Ltd.	20,264
12,571	Chunghwa Telecom Co., Ltd.	44,923
80,000	Compal Electronics, Inc.	50,267
10,000	Far EasTone Telecommunications Co., Ltd.	22,991
54,326	First Financial Holding Co., Ltd.	30,149
46,238	Hua Nan Financial Holdings Co., Ltd.	25,238
50,000	Mega Financial Holding Co., Ltd.	39,210
50,728	Taiwan Business Bank*	13,379
50,862	Taiwan Cooperative Financial Holding Co., Ltd.	23,839
7,888	Taiwan Mobile Co., Ltd.	27,196
34,038	Taiwan Semiconductor Manufacturing Co., Ltd.	183,863
4,000	Tung Thih Electronic Co., Ltd.	54,296

		535,615

	Thailand - 0.3%
30,500	Bangkok Dusit Medical Services PCL	19,703
61,500	BTS Group Holdings PCL	16,598
39,500	Central Pattana PCL	65,209

		101,510

	United Kingdom - 12.6%
4,181	Anglo American plc	45,791
2,865	ARM Holdings plc	63,779
5,403	AstraZeneca plc	361,721
8,631	BAE Systems plc	60,940
5,913	Balfour Beatty plc*	17,345
32,047	BP plc	181,311
2,248	British American Tobacco plc	143,478
1,334	Bunzl plc	41,738
2,724	Capita plc	34,588
24,566	Cobham plc	55,696
3,857	Compass Group plc	73,274
687	Croda International plc	30,210
8,332	Diageo plc	238,767
6,465	Direct Line Insurance Group plc	29,914
6,083	GlaxoSmithKline plc	135,852
26,888	Glencore plc*	66,363
3,897	Hammerson plc REIT	28,767
22,908	Hays plc	36,036
20,136	HSBC Holdings plc	131,985

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

3,000	IHS Markit Ltd.*		$104,220
1,723	Imperial Brands plc		90,797
12,907	International Consolidated Airlines Group S.A.		69,306
17,321	J Sainsbury plc		51,401
3,056	Lonmin plc*		9,623
21,106	National Grid plc		302,635
2,150	Reckitt Benckiser Group plc		208,464
3,201	RELX plc		60,783
1,718	Rio Tinto plc ADR		56,385
6,966	Saga plc		18,719
4,406	Segro plc REIT		25,816
1,081	Severn Trent plc		35,027
20,109	SIG plc		28,055
20,543	Sky plc		250,181
4,030	Smith & Nephew plc		66,290
2,694	SSE plc		54,077
7,591	Standard Chartered plc		60,699
2,764	Unilever N.V.		128,040
2,196	Unilever plc		102,735
2,821	United Utilities Group plc		37,951
13,085	Worldpay Group plc*(1)		50,758
4,129	WPP plc		92,645

			3,682,162

	United States - 0.2%
1,173	Thomson Reuters Corp.		49,421

	Vietnam - 0.2%
9,960	Vietnam Dairy Products JSC		70,572

	Total Common Stocks (cost $27,503,687)		28,251,309

Exchange Traded Funds - 0.9%
	Other Investment Pools & Funds - 0.9%
4,724	iShares MSCI ACWI ex U.S. ETF		191,700
1,105	iShares MSCI EAFE ETF		64,112

	Total Exchange Traded Funds (cost $246,084)		255,812

	Total Long-Term Investments (cost $27,749,771)		28,507,121

Short-Term Investments - 2.5%
	Other Investment Pools & Funds - 2.5%
732,988	BlackRock Liquidity Funds TempFund Portfolio		732,988

	Total Short-Term Investments (cost $732,988)		732,988

	Total Investments (cost $28,482,759)^	99.9%	$29,240,109
	Other Assets and Liabilities	0.1%	25,046

	Total Net Assets	100.0%	$29,265,155

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,360,166
Unrealized Depreciation	(1,602,816)

Net Unrealized Appreciation	$757,350

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $414,036, which represents 1.4% of total net assets.
(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2015	3,020	TNT Express N.V.	$ 27,065

At July 31, 2016, the aggregate value of these securities was $27,011, which represents 0.1% of total net assets.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of this security was $27,011, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Argentina	$217,484	$217,484	$—	$—
Australia	879,762	68,228	811,534	—
Austria	30,232	—	30,232	—
Belgium	553,862	—	553,862	—
Brazil	982,535	982,535	—	—
Canada	1,804,442	1,804,442	—	—
Chile	215,036	215,036	—	—
China	1,075,904	353,520	722,384	—
Colombia	77,510	77,510	—	—
Denmark	300,352	—	300,352	—
Finland	103,871	—	103,871	—
France	1,965,085	—	1,965,085	—
Germany	1,083,833	11,948	1,071,885	—
Greece	121,531	—	121,531	—
Hong Kong	723,904	29,091	694,813	—
Hungary	55,021	—	55,021	—
India	750,439	160,291	590,148	—
Indonesia	225,303	—	225,303	—
Ireland	417,811	2,587	415,224	—
Israel	108,277	108,277	—	—
Italy	779,980	34,968	745,012	—
Japan	4,214,263	—	4,214,263	—
Luxembourg	66,979	—	66,979	—
Malaysia	371,910	94,382	277,528	—
Mexico	253,445	253,445	—	—
Netherlands	840,034	401,524	411,499	27,011
New Zealand	52,525	—	52,525	—
Nigeria	64,465	64,465	—	—
Norway	124,117	24,135	99,982	—
Peru	99,725	99,725	—	—
Philippines	220,134	40,430	179,704	—
Portugal	193,224	—	193,224	—
Russia	709,102	378,075	331,027	—
Singapore	446,436	—	446,436	—
South Africa	185,166	14,749	170,417	—
South Korea	629,858	—	629,858	—
Spain	416,642	1,738	414,904	—
Sweden	244,237	9,351	234,886	—
Switzerland	2,207,593	—	2,207,593	—
Taiwan	535,615	—	535,615	—
Thailand	101,510	101,510	—	—
United Kingdom	3,682,162	288,645	3,393,517	—
United States	49,421	49,421	—	—
Vietnam	70,572	70,572	—	—
Exchange Traded Funds	255,812	255,812	—	—
Short-Term Investments	732,988	732,988	—	—

Total	$29,240,109	$6,946,884	$22,266,214	$27,011

(1) For the period ended July 31, 2016, investments valued at $539,994 were transferred from Level 1 to Level 2, and investments valued at $88,572 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Total

Beginning balance	$ -	$ -
Purchases	32,460	32,460
Sales	(5,366)	(5,366)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	(29)	(29)
Net change in unrealized appreciation/depreciation	(54)	(54)
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-

Ending balance	$ 27,011	$ 27,011

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $(54).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)    Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b)    Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Growth Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.6%
	Australia - 1.2%
214,373	Amcor Ltd.	$2,449,889

	Belgium - 3.5%
43,075	Anheuser-Busch InBev N.V.	5,564,952
20,195	UCB S.A.	1,580,136

		7,145,088

	Brazil - 3.5%
290,800	Ambev S.A.	1,686,109
327,400	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	1,927,605
196,000	Hypermarcas S.A.	1,659,326
168,700	Itau Unibanco Holding S.A. (Preference Shares)	1,758,072

		7,031,112

	Canada - 0.6%
33,000	Magna International, Inc.	1,271,321

	China - 7.1%
207,000	AAC Technologies Holdings, Inc.	1,934,940
51,715	Alibaba Group Holding Ltd. ADR*	4,265,453
5,643	Baidu, Inc. ADR*	900,623
184,000	ENN Energy Holdings Ltd.	878,736
55,898	New Oriental Education & Technology Group, Inc. ADR	2,462,866
170,225	Tencent Holdings Ltd.	4,111,465

		14,554,083

	Denmark - 4.2%
45,321	DSV A/S	2,018,076
21,288	H. Lundbeck A/S*	865,348
62,728	Novo Nordisk A/S Class B	3,567,108
16,698	Pandora A/S	2,174,933

		8,625,465

	Finland - 0.7%
35,946	Sampo Oyj Class A	1,489,014

	France - 4.7%
10,877	Capgemini S.A.	1,045,536
77,436	Edenred	1,756,702
8,998	Essilor International S.A.	1,152,531
24,965	Schneider Electric SE	1,628,796
55,544	Total S.A.	2,671,323
27,496	Valeo S.A.	1,410,576

		9,665,464

	Germany - 5.0%
23,963	Beiersdorf AG	2,251,321
119,584	E.ON SE	1,282,523
30,818	GEA Group AG	1,645,496
41,554	ProSiebenSat.1 Media SE	1,903,453
35,106	United Internet AG	1,553,704
37,352	Vonovia SE	1,480,908

		10,117,405

	Hong Kong - 2.2%
462,620	AIA Group Ltd.	2,881,748
1,039,394	Guangdong Investment Ltd.	1,597,280

		4,479,028

	India - 3.4%
309,199	Bharti Infratel Ltd.	1,824,641
109,451	HDFC Bank Ltd.	2,037,193
154,900	ICICI Bank Ltd. ADR	1,174,142
25,232	Maruti Suzuki India Ltd.	1,797,737

		6,833,713

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Indonesia - 2.0%
1,796,080	Bank Central Asia Tbk PT	$1,984,955
6,566,320	Telekomunikasi Indonesia Persero Tbk PT	2,137,409

		4,122,364

	Ireland - 2.7%
42,946	CRH plc	1,306,161
115,461	Experian plc	2,258,478
26,070	ICON plc*	2,024,857

		5,589,496

	Italy - 1.9%
111,445	Eni S.p.A.	1,709,569
391,866	Intesa Sanpaolo S.p.A.	864,714
25,640	Luxottica Group S.p.A.	1,246,462

		3,820,745

	Japan - 12.6%
11,600	Daito Trust Construction Co., Ltd.	1,947,868
21,000	Eisai Co., Ltd.	1,227,901
47,700	Fuji Heavy Industries Ltd.	1,822,368
50,467	Hoya Corp.	1,790,611
54,975	Japan Tobacco, Inc.	2,144,010
48,400	KDDI Corp.	1,485,256
2,800	Keyence Corp.	1,975,045
373,000	NEC Corp.	1,018,612
82,500	NTT DoCoMo, Inc.	2,241,058
81,800	Ono Pharmaceutical Co., Ltd.	2,942,171
48,300	Recruit Holdings Co., Ltd.	1,834,715
34,200	Seven & I Holdings Co., Ltd.	1,420,089
38,900	Sumitomo Mitsui Financial Group, Inc.	1,233,103
28,700	Takeda Pharmaceutical Co., Ltd.	1,278,822
36,600	Tokio Marine Holdings, Inc.	1,416,684

		25,778,313

	Netherlands - 4.0%
21,070	AerCap Holdings N.V.*	769,265
21,386	ASML Holding N.V.	2,348,196
18,543	Heineken N.V.	1,750,004
109,368	ING Groep N.V.	1,222,735
263,293	Koninklijke KPN N.V.	865,996
15,120	NXP Semiconductors N.V.*	1,271,441

		8,227,637

	Portugal - 0.5%
65,614	Galp Energia SGPS S.A.	898,780

	Russia - 0.5%
123,723	Sberbank of Russia PJSC ADR	1,078,025

	Singapore - 1.0%
12,442	Broadcom Ltd.	2,015,355

	South Korea - 2.6%
2,412	LG Household & Health Care Ltd.	2,172,547
2,743	NAVER Corp.	1,740,389
44,654	SK Hynix, Inc.	1,375,079

		5,288,015

	Sweden - 0.5%
49,807	Assa Abloy AB Class B	1,092,669

	Switzerland - 4.8%
13,964	Actelion Ltd.*	2,473,467
24,196	Julius Baer Group Ltd.*	992,133
19,240	LafargeHolcim Ltd.*	914,879
33,243	Novartis AG	2,757,279
5,641	Partners Group Holding AG	2,579,996

		9,717,754

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Taiwan - 4.1%
20,400	Largan Precision Co., Ltd.		$2,193,165
1,140,000	Taiwan Semiconductor Manufacturing Co., Ltd.		6,157,924

			8,351,089

	United Kingdom - 21.8%
66,041	Admiral Group plc		1,890,217
18,814	Aon plc		2,014,415
39,824	AstraZeneca plc		2,666,144
221,015	BAE Systems plc		1,560,494
780,382	Booker Group plc		1,796,602
61,142	British American Tobacco plc		3,902,376
141,117	Compass Group plc		2,680,913
144,860	Diageo plc		4,151,204
356,648	Glencore plc*		880,250
85,805	IHS Markit Ltd.*		2,980,866
37,676	Imperial Brands plc		1,985,410
172,529	International Consolidated Airlines Group S.A.		926,415
146,062	National Grid plc		2,094,357
26,337	Reckitt Benckiser Group plc		2,553,637
599,461	Saga plc		1,610,895
121,361	Sky plc		1,477,981
106,988	Smith & Nephew plc		1,759,851
98,789	Unilever N.V.		4,576,336
463,435	Worldpay Group plc*		1,797,701
55,429	WPP plc		1,243,690

			44,549,754

	United States - 3.5%
6,885	Allergan plc*		1,741,561
27,590	Amdocs Ltd.		1,610,153
26,979	Eaton Corp. plc		1,710,738
23,697	Medtronic plc		2,076,568

			7,139,020

	Total Common Stocks (cost $186,413,069)		201,330,598

	Total Long-Term Investments (cost $186,413,069)		201,330,598

Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
1,865,173	Federated Prime Obligations Fund		1,865,173

	Total Short-Term Investments (cost $1,865,173)		1,865,173

	Total Investments (cost $188,278,242)^	99.5%	$203,195,771
	Other Assets and Liabilities	0.5%	966,280

	Total Net Assets	100.0%	$204,162,051

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$20,757,108
Unrealized Depreciation	(5,839,579)

Net Unrealized Appreciation	$14,917,529

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PJSC	Private Joint Stock Company

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Australia	$2,449,889	$—	$2,449,889	$—
Belgium	7,145,088	—	7,145,088	—
Brazil	7,031,112	7,031,112	—	—
Canada	1,271,321	1,271,321	—	—
China	14,554,083	7,628,942	6,925,141	—
Denmark	8,625,465	—	8,625,465	—
Finland	1,489,014	—	1,489,014	—
France	9,665,464	—	9,665,464	—
Germany	10,117,405	—	10,117,405	—
Hong Kong	4,479,028	—	4,479,028	—
India	6,833,713	1,174,142	5,659,571	—
Indonesia	4,122,364	—	4,122,364	—
Ireland	5,589,496	2,024,857	3,564,639	—
Italy	3,820,745	—	3,820,745	—
Japan	25,778,313	—	25,778,313	—
Netherlands	8,227,637	3,263,441	4,964,196	—
Portugal	898,780	—	898,780	—
Russia	1,078,025	—	1,078,025	—
Singapore	2,015,355	2,015,355	—	—
South Korea	5,288,015	—	5,288,015	—
Sweden	1,092,669	—	1,092,669	—
Switzerland	9,717,754	—	9,717,754	—
Taiwan	8,351,089	—	8,351,089	—
United Kingdom	44,549,754	9,571,617	34,978,137	—
United States	7,139,020	7,139,020	—	—
Short-Term Investments	1,865,173	1,865,173	—	—

Total	$203,195,771	$42,984,980	$160,210,791	$—

(1) For the period ended July 31, 2016, investments valued at $6,578,111 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Opportunities Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.3%
	Australia - 1.6%
1,098,800	BHP Billiton plc	$13,854,250
4,360,579	South32 Ltd.*	6,148,780
1,637,285	Westfield Corp. REIT	13,309,822

		33,312,852

	Belgium - 2.4%
336,324	Anheuser-Busch InBev N.V.	43,450,418
134,614	Umicore S.A.	7,788,716

		51,239,134

	Brazil - 1.8%
955,860	BB Seguridade Participacoes S.A.	8,885,276
1,805,195	Petroleo Brasileiro S.A. ADR*	15,669,093
2,292,074	Vale S.A. ADR	13,179,426

		37,733,795

	Canada - 6.9%
902,700	Canadian National Railway Co.	57,225,504
714,610	Imperial Oil Ltd.	21,985,895
869,100	Magna International, Inc.	33,481,967
690,990	TransCanada Corp.	32,039,623

		144,732,989

	China - 4.1%
427,951	Alibaba Group Holding Ltd. ADR*	35,297,398
80,336	Baidu, Inc. ADR*	12,821,626
3,403,000	China Life Insurance Co., Ltd. Class H	7,718,975
15,149,000	CNOOC Ltd.	18,258,067
8,268,000	PICC Property & Casualty Co., Ltd. Class H	12,882,903

		86,978,969

	Denmark - 0.3%
138,971	H. Lundbeck A/S*	5,649,113

	France - 13.2%
652,767	Airbus Group SE	38,508,720
378,388	BNP Paribas S.A.	18,769,666
299,721	Capgemini S.A.	28,810,250
256,109	Essilor International S.A.	32,804,348
69,039	LVMH Moet Hennessy Louis Vuitton SE	11,822,398
569,293	Schneider Electric SE	37,142,484
175,180	Technip S.A.	9,821,897
1,321,017	Total S.A.	63,532,760
130,428	Unibail-Rodamco SE REIT	35,935,773

		277,148,296

	Germany - 10.0%
7,861	adidas AG	1,291,341
494,655	Beiersdorf AG	46,472,776
276,269	Brenntag AG	13,723,944
126,345	Continental AG	26,496,735
1,239,625	Deutsche Telekom AG	21,089,207
468,873	Deutsche Wohnen AG	17,554,060
1,367,329	E.ON SE	14,664,423
738,278	RWE AG*	13,131,848
193,765	Siemens AG	21,032,500
888,925	Vonovia SE	35,243,516

		210,700,350

	Hong Kong - 1.2%
983,082	Hong Kong Exchanges and Clearing Ltd.	24,339,324

	India - 3.4%
2,435,605	Bharti Infratel Ltd.	14,372,955
92,533	Divi’s Laboratories Ltd.	1,658,085
169,290	HDFC Bank Ltd. ADR	11,726,718

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

5,588,584	ICICI Bank Ltd.	$21,684,568
104,485	Maruti Suzuki India Ltd.	7,444,379
1,456,287	Power Grid Corp. of India Ltd.	3,831,286
260,333	Tata Consultancy Services Ltd.	10,198,466

		70,916,457

	Ireland - 1.5%
1,042,328	CRH plc	31,701,387

	Italy - 4.8%
531,402	Banca Generali S.p.A.	11,000,837
2,627,841	Eni S.p.A.	40,311,139
1,427,118	FinecoBank Banca Fineco S.p.A.	8,490,774
6,018,808	Intesa Sanpaolo S.p.A.	13,281,450
573,966	Luxottica Group S.p.A.	27,902,774

		100,986,974

	Japan - 9.7%
103,660	Daito Trust Construction Co., Ltd.	17,406,555
578,430	Daiwa House Industry Co., Ltd.	16,219,667
79,487	Eisai Co., Ltd.	4,647,721
2,328,000	Mitsubishi Electric Corp.	27,140,885
1,752,000	NEC Corp.	4,784,475
532,700	Nippon Telegraph & Telephone Corp.	25,313,772
177,735	Olympus Corp.	6,133,247
295,400	Omron Corp.	9,796,221
243,940	Ono Pharmaceutical Co., Ltd.	8,773,999
691,380	Seven & I Holdings Co., Ltd.	28,708,224
738,900	Sumitomo Mitsui Financial Group, Inc.	23,422,627
833,803	Tokio Marine Holdings, Inc.	32,274,202

		204,621,595

	Netherlands - 2.6%
390,660	AerCap Holdings N.V.*	14,262,997
471,790	NXP Semiconductors N.V.*	39,672,821

		53,935,818

	Russia - 0.2%
454,200	Sberbank of Russia PJSC ADR	3,957,543

	South Korea - 1.7%
77,223	Hyundai Motor Co.	9,111,721
45,793	Korea Electric Power Corp.	2,507,111
789,833	SK Hynix, Inc.	24,322,175

		35,941,007

	Spain - 1.3%
346,780	Industria de Diseno Textil S.A.	11,992,949
1,239,184	Repsol S.A.	15,696,254

		27,689,203

	Sweden - 1.0%
952,604	Assa Abloy AB Class B	20,898,279

	Switzerland - 6.1%
194,887	Julius Baer Group Ltd.*	7,991,150
759,788	LafargeHolcim Ltd.*	36,128,603
683,107	Novartis AG	56,659,039
113,803	Zurich Insurance Group AG*	27,323,296

		128,102,088

	Taiwan - 2.9%
11,125,255	Taiwan Semiconductor Manufacturing Co., Ltd.	60,095,152

	United Kingdom - 19.6%
1,720,946	Anglo American plc	18,848,067
748,516	AstraZeneca plc	50,111,780
641,218	British American Tobacco plc	40,925,614
1,621,596	Compass Group plc	30,806,759
173,958	Derwent London plc REIT	6,542,521
814,591	Diageo plc	23,343,459

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

9,258,892	Glencore plc*		$22,852,045
419,372	Hikma Pharmaceuticals plc		14,602,810
469,610	IHS Markit Ltd.*		16,314,251
3,454,358	International Consolidated Airlines Group S.A.		18,548,593
3,775,620	Sky plc		45,980,950
1,614,180	Smith & Nephew plc		26,551,726
619,039	Standard Chartered plc		4,949,910
1,421,239	Unilever N.V.		65,837,973
1,105,028	WPP plc		24,794,093

			411,010,551

	Total Common Stocks (cost $1,946,867,731)		2,021,690,876

	Total Long-Term Investments (cost $1,946,867,731)		2,021,690,876

Short-Term Investments - 3.1%
	Other Investment Pools & Funds - 3.1%
65,188,608	Fidelity Money Market Class 1		65,188,608

	Total Short-Term Investments (cost $65,188,608)		65,188,608

	Total Investments (cost $2,012,056,339)^	99.4%	$2,086,879,484
	Other Assets and Liabilities	0.6%	11,969,104

	Total Net Assets	100.0%	$2,098,848,588

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$132,905,419
Unrealized Depreciation	(58,082,274)

Net Unrealized Appreciation	$74,823,145

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Australia	$33,312,852	$—	$33,312,852	$—
Belgium	51,239,134	—	51,239,134	—
Brazil	37,733,795	37,733,795	—	—
Canada	144,732,989	144,732,989	—	—
China	86,978,969	48,119,024	38,859,945	—
Denmark	5,649,113	—	5,649,113	—
France	277,148,296	—	277,148,296	—
Germany	210,700,350	—	210,700,350	—
Hong Kong	24,339,324	—	24,339,324	—
India	70,916,457	11,726,718	59,189,739	—
Ireland	31,701,387	—	31,701,387	—
Italy	100,986,974	—	100,986,974	—
Japan	204,621,595	—	204,621,595	—
Netherlands	53,935,818	53,935,818	—	—
Russia	3,957,543	—	3,957,543	—
South Korea	35,941,007	—	35,941,007	—
Spain	27,689,203	—	27,689,203	—
Sweden	20,898,279	—	20,898,279	—
Switzerland	128,102,088	—	128,102,088	—
Taiwan	60,095,152	—	60,095,152	—
United Kingdom	411,010,551	82,152,224	328,858,327	—
Short-Term Investments	65,188,608	65,188,608	—	—

Total	$2,086,879,484	$443,589,176	$1,643,290,308	$—

(1) For the period ended July 31, 2016, investments valued at $67,082,724 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Small Company Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value	†
Common Stocks - 99.2%
	Australia - 6.9%
86,275	Domino’s Pizza Enterprises Ltd.	$4,942,786
262,002	Estia Health Ltd.	1,023,206
1,488,921	Japara Healthcare Ltd.	2,929,863
822,317	Karoon Gas Australia Ltd.*	836,848
1,014,938	Mantra Group Ltd.	2,775,786
1,627,696	oOh!media Ltd.	6,840,431
480,499	Regis Healthcare Ltd.	1,884,282
219,600	Seek Ltd.	2,794,282
4,282,423	Spotless Group Holdings Ltd.	3,889,626
2,372,740	Tox Free Solutions Ltd.	4,771,460

		32,688,570

	Austria - 3.3%
89,122	ams AG	2,954,864
82,458	Andritz AG	4,204,146
106,300	Buwog AG*	2,578,075
76,958	CA Immobilien Anlagen AG*	1,446,278
33,830	Schoeller-Bleckmann Oilfield Equipment AG	2,080,179
150,532	Wienerberger AG	2,322,253

		15,585,795

	Belgium - 2.1%
29,920	Cie d’Entreprises CFE	2,755,087
88,743	D’ieteren S.A.	3,888,528
29,581	Galapagos N.V.*	1,618,074
51,110	Ontex Group N.V.	1,846,658

		10,108,347

	Denmark - 0.9%
106,866	H. Lundbeck A/S*	4,344,058

	France - 6.9%
18,751	BioMerieux	2,592,375
362,481	Coface S.A.*	1,845,698
57,085	Eurazeo S.A.	3,649,671
39,811	ID Logistics Group*	5,626,347
95,271	Imerys S.A.	6,762,707
157,869	Maisons du Monde S.A.*(1)	3,371,105
35,064	Orpea	3,098,776
18,027	Virbac S.A.*	3,550,945
19,677	Wendel S.A.	2,101,690

		32,599,314

	Germany - 2.2%
103,115	ElringKlinger AG	1,880,606
207,864	SAF-Holland S.A.	2,509,242
26,016	Sartorius AG (Preference Shares)	2,080,164
70,311	STRATEC Biomedical AG	4,032,601

		10,502,613

	Hong Kong - 0.3%
1,804,000	Value Partners Group Ltd.	1,523,992

	Ireland - 0.7%
3,329,861	Cairn Homes plc*	3,555,261

	Italy - 12.0%
1,243,169	Anima Holding S.p.A.(1)	6,240,298
519,629	Autogrill S.p.A.	4,523,778
4,409,813	Beni Stabili S.p.A. SIIQ REIT*	2,887,824
245,252	Brunello Cucinelli S.p.A.	4,576,262
767,880	Cerved Information Solutions S.p.A.	6,444,465
91,239	DiaSorin S.p.A.	5,745,146
2,281,523	Immobiliare Grande Distribuzione SIIQ S.p.A. REIT	1,991,909
1,025,127	Infrastrutture Wireless Italiane S.p.A.(1)	5,129,958
432,905	Moncler S.p.A.	7,597,371

The Hartford International Small Company Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

755,429	OVS S.p.A.(1)	$4,443,597
325,558	Salvatore Ferragamo S.p.A.	7,674,728

		57,255,336

	Japan - 33.5%
47,000	Ain Holdings, Inc.	3,236,190
153,700	Alps Electric Co., Ltd.	3,423,408
105,200	Asahi Intecc Co., Ltd.	4,836,961
506,400	Daikyonishikawa Corp.	7,185,514
101,820	Denyo Co., Ltd.	1,060,094
38,000	Disco Corp.	3,894,319
206,600	DMG Mori Co., Ltd.	2,145,197
225,300	EPS Holdings, Inc.	3,070,642
59,900	Ezaki Glico Co., Ltd.	3,585,782
292,800	Ferrotec Corp.	3,821,196
113,700	H2O Retailing Corp.	1,493,243
533,700	Ichigo, Inc.	2,330,740
2,697,000	IHI Corp.	7,504,372
186,500	Iida Group Holdings Co., Ltd.	3,692,296
302,000	Itoham Yonekyu Holdings, Inc.*	3,108,961
112,200	Jamco Corp.	2,227,669
983,900	Kenedix, Inc.	3,961,849
2,328,000	Kobe Steel Ltd.	2,014,608
268,500	Kyudenko Corp.	9,438,728
508,000	Leopalace21 Corp.	3,640,116
582,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,344,156
203,000	Miura Co., Ltd.	4,650,776
175,500	Nippon Shinyaku Co., Ltd.	9,619,992
82,100	Nippon Shokubai Co., Ltd.	5,163,624
493,500	Sanwa Holdings Corp.	5,131,058
176,000	SCSK Corp.	7,341,906
2,453,000	Shinsei Bank Ltd.	3,679,902
49,100	Start Today Co., Ltd.	2,339,864
1,303,000	Taiheiyo Cement Corp.	3,723,898
569,000	Takara Leben Co., Ltd.	4,447,951
972,000	Teijin Ltd.	3,655,817
356,300	Temp Holdings Co., Ltd.	5,782,573
151,800	Tenma Corp.	2,716,437
89,600	Tokyo Ohka Kogyo Co., Ltd.	2,655,076
408,400	Tokyo Steel Manufacturing Co., Ltd.	2,884,534
124,942	Tokyo TY Financial Group, Inc.	3,265,738
106,700	W-Scope Corp.	2,420,511
49,700	Welcia Holdings Co., Ltd.	3,279,191
207,000	Zenkoku Hosho Co., Ltd.	8,187,093

		158,961,982

	Luxembourg - 3.7%
201,419	BRAAS Monier Building Group S.A.	4,876,818
184,698	Grand City Properties S.A.	4,110,765
1,938,250	L’Occitane International S.A.	4,049,468
188,772	O’Key Group S.A. GDR(1)	378,488
193,230	Reinet Investments SCA	4,219,090

		17,634,629

	Malta - 0.5%
255,087	Brait SE*	2,294,543

	Netherlands - 2.3%
131,100	IMCD Group N.V.	5,558,662
227,492	Intertrust N.V.*(1)	5,168,948

		10,727,610

	Norway - 0.9%
290,003	Kongsberg Gruppen ASA	4,330,891

	South Korea - 1.6%
56,846	Hotel Shilla Co., Ltd.	3,029,363
367,291	Nexen Tire Corp.	4,418,741

		7,448,104

The Hartford International Small Company Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Spain - 0.9%
356,131	Melia Hotels International S.A.	$4,225,286

	Sweden - 0.4%
256,470	Bufab AB	1,857,423

	Switzerland - 1.7%
232,691	OC Oerlikon Corp. AG*	2,177,598
12,121	Tecan Group AG	1,947,976
15,848	U-Blox AG*	4,010,792

		8,136,366

	Taiwan - 0.4%
289,000	Catcher Technology Co., Ltd.	2,014,997

	United Kingdom - 18.0%
1,494,365	AA plc	4,892,498
535,453	Abcam plc	5,419,178
1,664,825	B&M European Value Retail S.A.	5,666,576
236,368	Big Yellow Group plc REIT	2,215,955
349,274	Cineworld Group plc	2,713,732
281,041	Concentric AB	3,432,136
214,262	Consort Medical plc	2,931,971
1,052,778	Elementis plc	3,078,895
116,757	Genus plc	2,813,328
1,747,241	Hays plc	2,748,525
134,606	Hikma Pharmaceuticals plc	4,687,070
123,839	Hill & Smith Holdings plc	1,758,590
527,127	Hunting plc	2,853,735
102,583	James Fisher & Sons plc	2,031,021
228,872	Keller Group plc	3,082,915
211,270	Kier Group plc	2,999,639
629,725	Mears Group plc	3,298,218
92,915	Micro Focus International plc	2,381,484
735,183	Ophir Energy plc*	660,637
454,529	Pagegroup plc	2,034,216
997,501	Polypipe Group plc	3,143,259
347,324	PZ Cussons plc	1,561,485
436,374	Restaurant Group plc	2,044,865
1,302,030	Saga plc	3,498,865
1,655,161	Tyman plc	6,462,041
97,071	Ultra Electronics Holdings plc	2,197,196
392,463	UNITE Group plc	3,289,006
698,969	Volution Group plc	1,431,133

		85,328,169

	Total Common Stocks (cost $465,961,810)	471,123,286

Exchange Traded Funds - 0.4%
	Other Investment Pools & Funds - 0.4%
33,600	Electra Private Equity plc	1,704,691

	Total Exchange Traded Funds (cost $1,852,522)	1,704,691

	Total Long-Term Investments (cost $467,814,332)	472,827,977

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
1,563,179	Federated Prime Obligations Fund	1,563,179

	Total Short-Term Investments (cost $1,563,179)	1,563,179

The Hartford International Small Company Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments (cost $469,377,511)^	99.9%	$474,391,156
Other Assets and Liabilities	0.1%	514,241

Total Net Assets	100.0%	$474,905,397

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$47,743,424
Unrealized Depreciation	(42,729,779)

Net Unrealized Appreciation	$5,013,645

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $24,732,394, which represents 5.2% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford International Small Company Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Australia	$32,688,570	$6,840,431	$25,848,139	$—
Austria	15,585,795	—	15,585,795	—
Belgium	10,108,347	—	10,108,347	—
Denmark	4,344,058	—	4,344,058	—
France	32,599,314	8,997,452	23,601,862	—
Germany	10,502,613	—	10,502,613	—
Hong Kong	1,523,992	—	1,523,992	—
Ireland	3,555,261	3,555,261	—	—
Italy	57,255,336	4,576,262	52,679,074	—
Japan	158,961,982	—	158,961,982	—
Luxembourg	17,634,629	4,597,578	13,037,051	—
Malta	2,294,543	—	2,294,543	—
Netherlands	10,727,610	5,558,662	5,168,948	—
Norway	4,330,891	4,330,891	—	—
South Korea	7,448,104	—	7,448,104	—
Spain	4,225,286	—	4,225,286	—
Sweden	1,857,423	—	1,857,423	—
Switzerland	8,136,366	—	8,136,366	—
Taiwan	2,014,997	—	2,014,997	—
United Kingdom	85,328,169	21,686,750	63,641,419	—
Exchange Traded Funds	1,704,691	—	1,704,691	—
Short-Term Investments	1,563,179	1,563,179	—	—

Total	$ 474,391,156	$61,706,466	$412,684,690	$—

(1) For the period ended July 31, 2016, investments valued at $10,474,952 were transferred from Level 1 to Level 2, and investments valued at $14,533,889 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Value Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value	†
Common Stocks - 95.1%
	Australia - 0.9%
5,989,939	Resolute Mining Ltd.*	$7,733,367
2,201,753	Western Areas Ltd.	4,627,058

		12,360,425

	Austria - 0.4%
390,086	Zumtobel Group AG	5,920,179

	Belgium - 1.5%
326,820	Ageas	10,987,264
981,184	AGFA-Gevaert N.V.*	3,537,046
262,008	Orange Belgium S.A.*	6,351,688

		20,875,998

	Brazil - 1.5%
654,900	Cia Paranaense de Energia (Preference Shares)	6,493,658
12,786	Petro Rio S.A.*	58,835
998,937	Petroleo Brasileiro S.A. ADR*	8,670,773
352,900	Telefonica Brasil S.A. (Preference Shares)	5,358,150

		20,581,416

	Canada - 3.1%
396,860	Barrick Gold Corp.	8,665,782
1,063,300	Centerra Gold, Inc.	6,270,754
1,719,917	Eldorado Gold Corp.	7,034,460
346,620	EnCana Corp.	2,787,508
3,802,700	Ivanhoe Mines Ltd. Class A*	4,164,869
1,348,174	Kinross Gold Corp.*	6,970,060
362,500	Northern Dynasty Minerals Ltd.*	194,348
430,140	Painted Pony Petroleum Ltd.*	2,843,111
1,073,539	Uranium Participation Corp.*	3,297,125

		42,228,017

	China - 0.5%
18,287,390	Daphne International Holdings Ltd.*	2,362,016
770,880	Sinovac Biotech Ltd.*	4,548,192

		6,910,208

	Denmark - 1.0%
305,302	D/S Norden A/S*	4,570,012
232,220	H. Lundbeck A/S*	9,439,646

		14,009,658

	France - 10.0%
278,519	Alstom S.A.*	6,858,397
48,292	Alten S.A.	3,349,655
309,303	BNP Paribas S.A.	15,342,754
352,534	Cie de Saint-Gobain	14,965,850
868,746	Coface S.A.*	4,423,522
38,919	Devoteam S.A.	1,965,944
647,037	Engie S.A.	10,649,945
238,590	Metropole Television S.A.	4,340,950
71,383	Peugeot S.A.*	1,078,163
65,187	Renault S.A.	5,699,567
606,590	Rexel S.A.	9,021,102
362,571	Societe Generale S.A.	12,361,394
62,024	Sopra Steria Group	7,284,364
87,434	Thales S.A.	7,963,455
516,245	Total S.A.	24,828,196
95,770	Vicat S.A.	5,719,942

		135,853,200

	Germany - 4.3%
931,506	Deutsche Lufthansa AG	11,072,508
543,136	E.ON SE	5,825,062
193,596	Hamburger Hafen und Logistik AG	3,093,314
793,867	Kontron AG*	2,335,127

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

282,513	METRO AG	$9,089,390
144,607	Rheinmetall AG	10,131,432
373,897	RWE AG*	6,650,555
209,821	Salzgitter AG	6,547,668
160,734	Suedzucker AG	4,022,163

		58,767,219

	Greece - 0.8%
1,030,217	Alpha Bank A.E.*	2,077,865
852,507	Hellenic Telecommunications Organization S.A.	8,373,301

		10,451,166

	Hong Kong - 1.4%
8,067,250	AMVIG Holdings Ltd.	2,854,710
543,940	Dah Sing Financial Holdings Ltd.	3,649,885
139,003,680	G-Resources Group Ltd.	2,442,741
6,761,160	Kingboard Laminates Holdings Ltd.	4,312,114
35,872,000	NetMind Financial Holdings Ltd.*	369,891
11,639,050	New World Department Store China Ltd.	1,488,260
35,736,000	Pacific Basin Shipping Ltd.*	4,014,819

		19,132,420

	Hungary - 0.5%
4,215,119	Magyar Telekom Telecommunications plc	6,743,523

	India - 1.1%
2,072,165	Allahabad Bank	2,398,613
981,907	Canara Bank	3,684,471
2,094,698	Corp. Bank*	1,304,886
2,861,620	NTPC Ltd.	6,775,889

		14,163,859

	Indonesia - 0.3%
15,106,700	Harum Energy Tbk PT*	1,322,649
3,268,200	Indo Tambangraya Megah Tbk PT	3,148,708

		4,471,357

	Italy - 3.5%
621,045	Assicurazioni Generali S.p.A.	8,181,284
1,607,250	Banca Popolare dell’Emilia Romagna SC	6,612,319
452,798	Buzzi Unicem S.p.A.	9,087,769
1,162,417	Eni S.p.A.	17,831,502
2,308,843	UniCredit S.p.A.	5,664,236

		47,377,110

	Japan - 36.8%
363,730	Aichi Steel Corp.	1,815,250
571,260	Aisan Industry Co., Ltd.	4,100,909
58,640	Alpha Systems, Inc.	1,010,798
636,500	Alpine Electronics, Inc.	6,875,843
251,420	Avex Group Holdings, Inc.	2,948,263
137,800	Benesse Holdings, Inc.	3,329,054
414,180	Canon, Inc.	11,754,214
170,000	Cawachi Ltd.	3,972,229
295,200	Chubu Steel Plate Co., Ltd.	1,437,063
222,560	CMIC Holdings Co., Ltd.	3,674,097
680,550	Dai-ichi Life Insurance Co., Ltd.	8,793,051
332,510	Dena Co., Ltd.	8,501,710
344,000	Eighteenth Bank Ltd.	959,651
197,273	Eisai Co., Ltd.	11,534,840
248,300	en-japan, Inc.	4,470,820
295,050	Exedy Corp.	6,967,574
109,620	Fujimi, Inc.	1,841,742
3,866,830	Fujitsu Ltd.	16,053,078
630,350	Funai Electric Co., Ltd.	5,435,365
151,790	Gendai Agency, Inc.	777,373
1,375,530	Gree, Inc.*	6,947,563
315,630	Hisaka Works Ltd.	2,649,129
291,320	Hitachi Chemical Co., Ltd.	6,076,533

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

652,180	Honda Motor Co., Ltd.	$17,666,126
351,270	Honeys Co., Ltd.	4,704,065
847,450	Hosiden Corp.	5,184,435
697,410	Inpex Corp.	5,544,283
220,800	Itochu Techno-Solutions Corp.	5,301,774
223,500	Japan Digital Laboratory Co., Ltd.	3,081,759
319,730	Japan Petroleum Exploration Co., Ltd.	6,674,061
1,884,900	Japan Steel Works Ltd.	8,432,068
793,680	JSR Corp.	10,840,884
516,560	Keihin Corp.	8,089,672
324,940	Kuroda Electric Co., Ltd.	5,948,803
397,100	Kyoei Steel Ltd.	7,708,097
221,260	Melco Holdings, Inc.	6,300,896
255,100	Mimasu Semiconductor Industry Co., Ltd.	2,627,483
222,600	Miraial Co., Ltd.	1,586,224
1,226,700	Mitsubishi Motors Corp.	5,718,279
3,340,140	Mitsubishi UFJ Financial Group, Inc.	16,886,158
1,061,250	Mitsui Chemicals, Inc.	4,488,894
252,290	Mitsumi Electric Co., Ltd.*	1,261,871
7,467,900	Mizuho Financial Group, Inc.	11,980,942
929,210	NET One Systems Co., Ltd.	6,291,703
403,220	Neturen Co., Ltd.	3,114,386
896,390	Nichicon Corp.	6,622,722
656,200	Nikon Corp.	9,272,611
42,820	Nintendo Co., Ltd.	8,888,043
786,000	Nippon Chemi-Con Corp.	1,150,005
159,560	Nishimatsuya Chain Co., Ltd.	2,275,504
475,600	Nissin Kogyo Co., Ltd.	7,045,277
89,370	Nitto Denko Corp.	5,989,650
464,600	NOK Corp.	8,834,287
607,020	Oita Bank Ltd.	1,962,369
1,444,000	Pacific Metals Co., Ltd.*	3,908,389
163,710	Pal Co., Ltd.	3,846,304
3,487,300	Pioneer Corp.*	6,339,831
104,240	Proto Corp.	1,183,484
226,970	Relia, Inc.	2,174,415
215,530	Rohm Co., Ltd.	9,171,029
1,444,000	Sanyo Shokai Ltd.	2,673,349
495,250	Shinkawa Ltd.*	2,501,201
1,145,810	Shinko Electric Industries Co., Ltd.	6,271,255
1,138,580	Sumitomo Bakelite Co., Ltd.	5,464,004
1,504,000	Sumitomo Heavy Industries Ltd.	7,135,642
464,330	Sumitomo Mitsui Financial Group, Inc.	14,718,945
197,500	Sumitomo Real Estate Sales Co., Ltd. REIT	4,222,807
521,650	Sumitomo Riko Co., Ltd.	4,663,533
32,300	Suzuken Co., Ltd. / Aichi Japan	1,030,177
1,345,540	T&D Holdings, Inc.	13,721,819
341,670	Takeda Pharmaceutical Co., Ltd.	15,224,219
567,570	Tochigi Bank Ltd.	2,328,939
562,530	Tokai Rika Co., Ltd.	10,676,914
363,980	Tokyo Seimitsu Co., Ltd.	8,552,585
896,670	Tokyo Steel Manufacturing Co., Ltd.	6,333,190
1,730,630	Toshiba Machine Co., Ltd.	5,818,103
2,281,000	Toyo Engineering Corp.	7,343,450
408,580	Toyoda Gosei Co., Ltd.	8,875,578
436,980	Ushio, Inc.	5,396,947
330,490	Xebio Holdings Co., Ltd.	4,760,890
490,870	Yamanashi Chuo Bank Ltd.	2,040,161
265,360	Yamato Kogyo Co., Ltd.	7,492,645
103,900	Yodogawa Steel Works Ltd.	2,702,501

		499,971,786

	Netherlands - 4.1%
952,351	Delta Lloyd N.V.	3,398,233
1,027,286	ING Groep N.V.	11,485,062
266,672	Koninklijke Philips N.V.	7,092,612

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

3,020,942	PostNL N.V.*	$11,601,825
843,626	Royal Dutch Shell plc Class B	22,439,369

		56,017,101

	Norway - 0.9%
312,569	Statoil ASA	4,969,051
1,922,260	Storebrand ASA*	7,303,934

		12,272,985

	Russia - 1.9%
2,283,603	Gazprom PJSC ADR	9,355,985
263,570	Lukoil PJSC ADR	11,344,654
517,700	Sberbank of Russia PJSC ADR	4,510,832

		25,211,471

	South Africa - 1.3%
240,636	Anglo American Platinum Ltd.*	7,650,815
1,712,841	Impala Platinum Holdings Ltd.*	7,559,680
2,042,341	Raubex Group Ltd.	2,810,173

		18,020,668

	South Korea - 2.2%
294,664	KB Financial Group, Inc.	9,356,410
430,027	KT Corp.	12,187,134
154,301	Shinhan Financial Group Co., Ltd.	5,513,960
344,368	Tongyang Life Insurance Co., Ltd.	3,307,685

		30,365,189

	Spain - 2.1%
369,331	Almirall S.A.	5,931,792
5,229,888	Banco Popular Espanol S.A.	7,325,307
2,554,206	CaixaBank S.A.	6,413,568
918,838	Telefonica S.A.	8,999,840

		28,670,507

	Sweden - 0.2%
1,683,973	Qliro Group AB*	1,889,230

	Switzerland - 5.2%
124,772	Adecco Group AG	6,848,232
139,979	Julius Baer Group Ltd.*	5,739,702
313,775	LafargeHolcim Ltd.*	14,920,284
297,751	Oriflame Holding AG*	7,669,747
1,551,365	STMicroelectronics N.V.	11,337,207
1,086,845	UBS Group AG	14,940,979
40,134	Zurich Insurance Group AG*	9,635,890

		71,092,041

	Taiwan - 0.7%
13,907,900	Compal Electronics, Inc.	8,738,944

	United Kingdom - 8.9%
799,748	Anglo American plc	8,758,964
359,565	AstraZeneca plc	24,072,221
4,816,785	BP plc	27,251,671
4,483,888	Hays plc	7,053,450
3,849,392	HSBC Holdings plc	25,231,580
3,383,039	J Sainsbury plc	10,039,330
483,918	Lonmin plc*	1,523,826
3,880,803	SIG plc	5,414,365
1,451,842	Standard Chartered plc	11,609,102

		120,954,509

	Total Common Stocks (cost $1,372,917,302)	1,293,050,186

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Total Long-Term Investments (cost $1,372,917,302)		1,293,050,186

Short-Term Investments - 4.5%
	Other Investment Pools & Funds - 4.5%
60,571,663	Fidelity Money Market Class 1		$60,571,663

	Total Short-Term Investments (cost $60,571,663)		60,571,663

	Total Investments (cost $1,433,488,965)^	99.6%	$1,353,621,849
	Other Assets and Liabilities	0.4%	6,107,605

	Total Net Assets	100.0%	$1,359,729,454

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$95,807,859
Unrealized Depreciation	(175,674,975)

Net Unrealized Depreciation	$(79,867,116)

*	Non-income producing.

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EAFE (mini MSCI) Index Future	415	09/16/2016	$34,151,198	$34,864,150	$712,952

Total futures contracts					$712,952

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Australia	$12,360,425	$—	$12,360,425	$—
Austria	5,920,179	—	5,920,179	—
Belgium	20,875,998	—	20,875,998	—
Brazil	20,581,416	20,581,416	—	—
Canada	42,228,017	42,228,017	—	—
China	6,910,208	4,548,192	2,362,016	—
Denmark	14,009,658	—	14,009,658	—
France	135,853,200	—	135,853,200	—
Germany	58,767,219	2,335,127	56,432,092	—
Greece	10,451,166	—	10,451,166	—
Hong Kong	19,132,420	369,891	18,762,529	—
Hungary	6,743,523	—	6,743,523	—
India	14,163,859	—	14,163,859	—
Indonesia	4,471,357	—	4,471,357	—
Italy	47,377,110	—	47,377,110	—
Japan	499,971,786	—	499,971,786	—
Netherlands	56,017,101	11,485,062	44,532,039	—
Norway	12,272,985	—	12,272,985	—
Russia	25,211,471	—	25,211,471	—
South Africa	18,020,668	2,810,173	15,210,495	—
South Korea	30,365,189	—	30,365,189	—
Spain	28,670,507	—	28,670,507	—
Sweden	1,889,230	1,889,230	—	—
Switzerland	71,092,041	—	71,092,041	—
Taiwan	8,738,944	—	8,738,944	—
United Kingdom	120,954,509	—	120,954,509	—
Short-Term Investments	60,571,663	60,571,663	—	—
Futures Contracts(2)	712,952	712,952	—	—

Total	$1,354,334,801	$147,531,723	$1,206,803,078	$—

(1) For the period ended July 31, 2016, investments valued at $33,115,904 were transferred from Level 1 to Level 2, and investments valued at $1,631,079 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 119.4%
	Automobiles & Components - 2.3%
15,300	Keihin Corp.	$239,608
6,160	Tenneco, Inc.*	348,163

		587,771

	Banks - 7.3%
143,500	Genworth Mortgage Insurance Australia Ltd.	321,001
7,300	Grupo Financiero Galicia S.A. ADR	216,664
92,550	Metropolitan Bank & Trust Co.	186,650
18,320	Sterling BanCorp.	309,425
66,925	Unione di Banche Italiane S.p.A.	205,605
9,590	Western Alliance BanCorp.*	326,348
10,390	Zions BanCorp.	289,673

		1,855,366

	Capital Goods - 9.4%
8,827	Applied Industrial Technologies, Inc.	414,427
12,200	Kyudenko Corp.	428,873
5,840	Moog, Inc. Class A*	321,609
17,070	NOW, Inc.*	312,552
7,303	Owens Corning	386,402
3,351	Teledyne Technologies, Inc.*	351,855
12,000	Voltronic Power Technology Corp.	191,226

		2,406,944

	Commercial & Professional Services - 3.5%
17,528	Berendsen plc	296,020
10,975	Herman Miller, Inc.	359,651
6,330	Robert Half International, Inc.	231,298

		886,969

	Consumer Durables & Apparel - 3.6%
81,000	ANTA Sports Products Ltd.	181,028
8,333	Electrolux AB Series B	225,760
7,300	La-Z-Boy, Inc.	220,606
48,554	OVS S.p.A.	285,605

		912,999

	Consumer Services - 4.6%
6,290	Cheesecake Factory, Inc.	325,382
63,909	Domino’s Pizza Group plc	335,633
61,600	Kroton Educacional S.A.	274,335
5,293	New Oriental Education & Technology Group, Inc. ADR	233,210

		1,168,560

	Diversified Financials - 3.3%
10,680	Green Dot Corp. Class A*	258,456
900	Noah Holdings Ltd. ADR*	23,085
29,550	Santander Consumer USA Holdings, Inc.*	324,755
11,120	Solar Capital Ltd.	225,180

		831,476

	Energy - 5.9%
6,268	Caltex Australia Ltd.	158,512
20,106	Ensco plc Class A	184,372
1,200	Japan Petroleum Exploration Co., Ltd.	25,049
7,320	Newfield Exploration Co.*	316,956
59,300	Precision Drilling Corp.	252,978
29,900	Veresen, Inc.	253,050
31,530	WPX Energy, Inc.*	314,985

		1,505,902

	Food & Staples Retailing - 1.4%
21,155	Clicks Group Ltd.	189,372
7,392	X5 Retail Group N.V. GDR*	161,146

		350,518

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Food, Beverage & Tobacco - 4.1%
71,521	Cloetta AB Class B	$260,766
55,823	Greencore Group plc	241,924
36,700	Heineken Malaysia Bhd	162,332
4,368	Sanderson Farms, Inc.	382,593

		1,047,615

	Health Care Equipment & Services - 7.2%
1,176	BioMerieux	162,585
17,350	Community Health Systems, Inc.*	221,560
3,830	DiaSorin S.p.A.	241,168
12,563	Globus Medical, Inc. Class A*	288,321
4,230	LifePoint Health, Inc.*	250,331
6,296	Surgical Care Affiliates, Inc.*	327,455
3,330	WellCare Health Plans, Inc.*	355,644

		1,847,064

	Household & Personal Products - 0.6%
19,300	Hypermarcas S.A.	163,393

	Insurance - 3.8%
4,440	Assurant, Inc.	368,564
14,598	Assured Guaranty Ltd.	391,080
38,887	Coface S.A.*	198,007

		957,651

	Materials - 10.0%
5,840	Cabot Corp.	284,350
6,520	Carpenter Technology Corp.	255,910
24,520	Graphic Packaging Holding Co.	334,453
7,987	PolyOne Corp.	280,104
5,128	Reliance Steel & Aluminum Co.	402,240
54,500	Tokyo Steel Manufacturing Co., Ltd.	384,934
4,984	Vidrala S.A.	308,138
19,836	Wienerberger AG	306,009

		2,556,138

	Media - 1.2%
18,900	TV Asahi Holdings Corp.	310,082

	Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
12,964	Aduro Biotech, Inc.*	190,311
7,341	H. Lundbeck A/S*	298,409
3,200	ICON plc*	248,544

		737,264

	Real Estate - 12.5%
18,790	American Capital Mortgage Investment Corp. REIT	307,404
4,010	Coresite Realty Corp. REIT	330,945
13,029	D Carnegie & Co. AB*	165,307
52,804	GPT Group REIT	225,210
67,000	Kenedix, Inc.	269,788
49,000	Leopalace21 Corp.	351,114
43,495	MFA Financial, Inc. REIT	327,082
23,603	Redwood Trust, Inc. REIT	336,815
13,000	Retail Properties of America, Inc. Class A, REIT	229,190
36,300	Takara Leben Co., Ltd.	283,762
42,561	UNITE Group plc	356,679

		3,183,296

	Retailing - 3.7%
20,693	Chico’s FAS, Inc.	248,523
4,990	Haverty Furniture Cos., Inc.	91,966
3,942	Hornbach Holding AG & Co. KGaA	267,513
128,600	Matahari Department Store Tbk PT	196,268
6,470	WH Smith plc	130,975

		935,245

	Semiconductors & Semiconductor Equipment - 4.3%
22,200	Entegris, Inc.*	379,398

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

5,814	First Solar, Inc.*	$271,398
16,100	Himax Technologies, Inc. ADR	144,095
11,000	Silergy Corp.	142,279
92,000	Win Semiconductors Corp.	168,896

		1,106,066

	Software & Services - 5.2%
10,782	Cardtronics plc Class A*	474,300
9,100	Dena Co., Ltd.	232,671
5,691	Exlservice Holdings, Inc.*	281,762
200	Talend S.A. ADR*	5,100
6,080	Worldline S.A.*	181,932
6,608	Yandex N.V. Class A*	143,063

		1,318,828

	Technology Hardware & Equipment - 7.1%
4,070	Arista Networks, Inc.*	290,069
4,800	Arrow Electronics, Inc.*	319,152
12,846	Ciena Corp.*	246,515
15,310	Seagate Technology plc	490,379
11,355	Spectris plc	281,932
49,000	Sunny Optical Technology Group Co., Ltd.	195,616

		1,823,663

	Telecommunication Services - 4.0%
24,047	Hellenic Telecommunications Organization S.A.	236,189
16,150	KT Corp. ADR	246,449
4,193	Millicom International Cellular S.A.	223,881
54,384	Vonage Holdings Corp.*	322,497

		1,029,016

	Transportation - 9.3%
13,600	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	133,701
6,528	Hertz Global Holdings, Inc.*	317,783
20,300	Hitachi Transport System Ltd.	395,724
60,800	JSL S.A.	184,703
21,000	Localiza Rent a Car S.A.	261,010
11,200	Marten Transport Ltd.	242,480
61,126	PostNL N.V.*	234,752
48,000	SATS Ltd.	156,518
23,220	Swift Transportation Co.*	446,985

		2,373,656

	Utilities - 2.2%
22,200	Cia de Saneamento Basico do Estado de Sao Paulo	210,881
24,000	ENN Energy Holdings Ltd.	114,618
13,865	RWE AG*	246,618

		572,117

	Total Common Stocks (cost $27,816,218)	30,467,599

Exchange Traded Funds - 3.0%
	Other Investment Pools & Funds - 3.0%
5,440	iShares MSCI EAFE ETF	315,629
2,660	iShares Russell 2000 ETF	322,099
5,410	WisdomTree India Earnings Fund	115,666

	Total Exchange Traded Funds (cost $717,465)	753,394

	Total Long-Term Investments (cost $28,533,683)	31,220,993
Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.4%
105,973	Federated Prime Obligations Fund	105,973

	Total Short-Term Investments (cost $105,973)	105,973

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Total Investments (cost $28,639,656)^	122.8%	$31,326,966
	Total Securities Sold Short (proceeds $14,289,781)	(58.6)%	$(14,954,791)
	Other Assets and Liabilities	35.8%	9,141,808

	Total Net Assets	100.0%	$25,513,983

Securities Sold Short - (58.6%)
Common Stocks - (58.6%)
	Automobiles & Components - (0.3%)
(75,041)	Brilliance China Automotive Holdings Ltd.		$(83,548)

	Banks - (3.8%)
(27,123)	Banregio Grupo Financiero S.A.B. de C.V.		(155,115)
(10,051)	Beneficial Bancorp, Inc.*		(136,292)
(6,225)	Capitol Federal Financial, Inc.		(88,208)
(10,925)	Kearny Financial Corp.		(142,243)
(2,804)	Pinnacle Financial Partners, Inc.		(148,920)
(2,299)	Suruga Bank Ltd.		(52,420)
(7,783)	TFS Financial Corp.		(141,651)
(2,223)	Westamerica BanCorp.		(104,570)

			(969,419)

	Capital Goods - (4.0%)
(3,300)	BMC Stock Holdings, Inc.*		(67,155)
(11,534)	Builders FirstSource, Inc.*		(148,673)
(72,735)	Cobham plc		(164,905)
(7,313)	Keihan Holdings Co., Ltd.		(52,584)
(8,672)	Navistar International Corp.*		(111,175)
(32,240)	Sembcorp Industries Ltd.		(67,384)
(2,668)	SHO-BOND Holdings Co., Ltd.		(134,463)
(14,887)	Toyo Engineering Corp.		(47,927)
(110)	Ultra Electronics Holdings plc		(2,490)
(14,399)	Zardoya Otis S.A.		(141,324)
(3,874)	Zodiac Aerospace		(87,232)

			(1,025,312)

	Commercial & Professional Services - (1.6%)
(5,149)	Applus Services S.A.		(54,737)
(8,783)	Covanta Holding Corp.		(140,704)
(4,357)	Mobile Mini, Inc.		(141,646)
(5,925)	SEEK Ltd.		(75,392)

			(412,479)

	Consumer Durables & Apparel - (1.4%)
(3,941)	CalAtlantic Group, Inc.		(142,704)
(303,305)	Li Ning Co., Ltd.*		(158,821)
(545)	Rinnai Corp.		(53,366)

			(354,891)

	Consumer Services - (5.1%)
(2,308)	Bright Horizons Family Solutions, Inc.*		(154,798)
(10,241)	ClubCorp Holdings, Inc.		(148,494)
(8,400)	Colowide Co., Ltd.		(156,594)
(2,251)	Dunkin’ Brands Group, Inc.		(101,993)
(6,670)	Fuji Kyuko Co., Ltd.		(94,105)
(7,082)	Houghton Mifflin Harcourt Co.*		(120,040)
(8,534)	Interval Leisure Group, Inc.		(153,441)
(14,031)	InvoCare Ltd.		(156,304)
(5,580)	McDonald’s Holdings Co. Japan Ltd.		(171,074)
(37,200)	MGM China Holdings Ltd.		(54,086)

			(1,310,929)

	Diversified Financials - (5.1%)
(1,153)	Ackermans & van Haaren N.V.		(139,562)
(18,452)	Anima Holding S.p.A.		(92,623)
(4,899)	Banca Generali S.p.A.		(101,417)
(25,372)	Brewin Dolphin Holdings plc		(84,873)

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(14,881)	BT Investment Management Ltd.	$(101,897)
(2,330)	CBOE Holdings, Inc.	(160,304)
(6,516)	Coronation Fund Managers Ltd.	(34,633)
(4,685)	Financial Engines, Inc.	(123,637)
(191,756)	First Pacific Co., Ltd.	(149,136)
(25,510)	ICAP plc	(149,836)
(10,923)	LendingClub Corp.*	(50,464)
(7,196)	PSG Group Ltd.	(102,805)

		(1,291,187)

	Energy - (1.4%)
(33,415)	Cobalt International Energy, Inc.*	(49,788)
(1,805)	Gulfport Energy Corp.*	(52,508)
(10,070)	MEG Energy Corp.*	(42,651)
(10,274)	Oasis Petroleum, Inc.*	(78,083)
(108)	SEACOR Holdings, Inc.*	(6,104)
(4,565)	SemGroup Corp. Class A	(132,202)

		(361,336)

	Food & Staples Retailing - (1.1%)
(24,705)	Distribuidora Internacional de Alimentacion S.A.	(154,082)
(8,636)	Smart & Final Stores, Inc.*	(119,090)

		(273,172)

	Food, Beverage & Tobacco - (1.7%)
(1,834)	AAK AB	(135,589)
(685)	Coca-Cola Bottling Co. Consolidated	(97,551)
(3,650)	Snyder’s-Lance, Inc.	(125,049)
(700)	TreeHouse Foods, Inc.*	(72,233)

		(430,422)

	Health Care Equipment & Services - (3.2%)
(2,118)	Diplomat Pharmacy, Inc.*	(76,100)
(7,167)	Endologix, Inc.*	(101,126)
(1,669)	Integer Holdings Corp.*	(37,069)
(2,318)	K2M Group Holdings, Inc.*	(38,850)
(2,001)	Nevro Corp.*	(165,483)
(4,768)	NxStage Medical, Inc.*	(105,420)
(113,942)	Raffles Medical Group Ltd.	(133,877)
(4,837)	Zeltiq Aesthetics, Inc.*	(164,216)

		(822,141)

	Insurance - (4.3%)
(6,075)	Discovery Ltd.	(54,739)
(2,769)	Mercury General Corp.	(153,319)
(2,900)	ProAssurance Corp.	(149,814)
(42,471)	Rand Merchant Investment Holdings Ltd.	(135,622)
(2,251)	RLI Corp.	(153,451)
(13,464)	St James’s Place plc	(164,778)
(6,220)	Topdanmark A/S*	(154,232)
(7,199)	Tryg A/S	(134,198)

		(1,100,153)

	Materials - (7.6%)
(9,832)	Air Water, Inc.	(167,177)
(3,326)	Allegheny Technologies, Inc.	(59,236)
(5,624)	Boise Cascade Co.*	(152,804)
(1,934)	Compass Minerals International, Inc.	(134,587)
(17,754)	Essentra plc	(113,918)
(3,663)	Flotek Industries, Inc.*	(52,015)
(2,972)	FP Corp.	(155,176)
(2,200)	Fuji Seal International, Inc.	(86,586)
(6,852)	K+S AG	(143,221)
(3,400)	Maruichi Steel Tube Ltd.	(125,611)
(105,171)	Nampak Ltd.	(160,719)
(39,518)	Northam Platinum Ltd.*	(146,719)
(6,075)	Olin Corp.	(126,968)
(4,419)	Platform Specialty Products Corp.*	(40,655)

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(1,302)	Royal Gold, Inc.	$(110,071)
(2,100)	Sensient Technologies Corp.	(155,043)

		(1,930,506)

	Media - (0.5%)
(3,193)	Tribune Media Co. Class A	(118,301)

	Pharmaceuticals, Biotechnology & Life Sciences - (0.2%)
(1,084)	Spark Therapeutics, Inc.*	(62,807)

	Real Estate - (1.2%)
(5,450)	Pebblebrook Hotel Trust REIT	(161,592)
(1,918)	Taubman Centers, Inc. REIT	(155,205)

		(316,797)

	Retailing - (2.5%)
(19,534)	Ascena Retail Group, Inc.*	(158,811)
(1,272)	Dufry AG*	(146,371)
(614)	Lithia Motors, Inc. Class A	(52,982)
(2,346)	Monro Muffler Brake, Inc.	(146,907)
(4,984)	Yoox Net-A-Porter Group S.p.A.*	(139,698)

		(644,769)

	Semiconductors & Semiconductor Equipment - (0.9%)
(1,997)	ams AG	(66,211)
(20,130)	ASM Pacific Technology Ltd.	(149,848)

		(216,059)

	Software & Services - (6.1%)
(3,028)	2U, Inc.*	(105,920)
(544)	Bitauto Holdings Ltd. ADR*	(14,960)
(2,211)	Blackbaud, Inc.	(147,805)
(5,804)	FireEye, Inc.*	(101,106)
(2,264)	Gemalto N.V.	(149,204)
(3,279)	Imperva, Inc.*	(154,507)
(2,332)	Interactive Intelligence Group, Inc.*	(125,811)
(10,174)	Link Administration Holdings Ltd.*	(66,808)
(3,561)	New Relic, Inc.*	(122,641)
(5,799)	Pandora Media, Inc.*	(78,866)
(3,319)	Paylocity Holding Corp.*	(148,160)
(3,507)	PTC, Inc.*	(139,333)
(2,292)	SMS Co., Ltd.	(54,127)
(695)	SPS Commerce, Inc.*	(44,007)
(3,350)	Yelp, Inc.*	(107,770)

		(1,561,025)

	Technology Hardware & Equipment - (1.6%)
(1,704)	Hamamatsu Photonics KK	(50,027)
(6,200)	NetScout Systems, Inc.*	(173,476)
(4,872)	Topcon Corp.	(46,602)
(1,868)	ViaSat, Inc.*	(137,914)

		(408,019)

	Telecommunication Services - (1.7%)
(9,147)	Cellnex Telecom SAU	(161,904)
(12,740)	Euskaltel S.A.*	(114,325)
(42,998)	Globalstar, Inc.*	(51,168)
(30,841)	TalkTalk Telecom Group plc	(93,470)

		(420,867)

	Transportation - (2.0%)
(4,380)	Avis Budget Group, Inc.*	(160,877)
(7,523)	Europcar Groupe S.A.*	(62,210)
(16,224)	Keikyu Corp.	(164,367)
(22,920)	Sotetsu Holdings, Inc.	(125,099)

		(512,553)

	Utilities - (1.3%)
(2,803)	American States Water Co.	(121,090)
(2,328)	Electric Power Development Co., Ltd.	(53,502)

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(12,376)	Pennon Group plc	$(147,712)

		(322,304)

	Total Common Stocks (Proceeds $(14,284,058))	(14,948,996)

Rights - (0.0%)
	Capital Goods - (0.0%)
(14,399)	Zardoya Otis S.A.*	(5,795)

	Total Rights (Proceeds $(5,723))	(5,795)

	Total Securities Sold Short (Proceeds $(14,289,781))	(14,954,791)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,761,595
Unrealized Depreciation	(1,074,285)

Net Unrealized Appreciation	$2,687,310

*	Non-income producing.

OTC Total Return Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Light SA	GSC	USD	31,845	1M LIBOR - 0.75%	07/31/17	$1	$—	$(311)	$(312)
Light SA	GSC	USD	127,373	1M LIBOR - 0.75%	07/31/17	—	—	(1,245)	(1,245)
Lippo Karawaci Tbk PT	GSC	USD	140,812	1M LIBOR - 3%	05/24/17	—	—	2,231	2,231

Total						$1	$—	$675	$674

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro

Index Abbreviations:
CBOE	Chicago Board Options Exchange

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$587,771	$348,163	$239,608	$—
Banks	1,855,366	1,142,110	713,256	—
Capital Goods	2,406,944	1,786,845	620,099	—
Commercial & Professional Services	886,969	590,949	296,020	—
Consumer Durables & Apparel	912,999	220,606	692,393	—
Consumer Services	1,168,560	832,927	335,633	—
Diversified Financials	831,476	831,476	—	—
Energy	1,505,902	1,322,341	183,561	—
Food & Staples Retailing	350,518	350,518	—	—
Food, Beverage & Tobacco	1,047,615	382,593	665,022	—
Health Care Equipment & Services	1,847,064	1,443,311	403,753	—
Household & Personal Products	163,393	163,393	—	—
Insurance	957,651	759,644	198,007	—
Materials	2,556,138	1,865,195	690,943	—
Media	310,082	—	310,082	—
Pharmaceuticals, Biotechnology & Life Sciences	737,264	438,855	298,409	—
Real Estate	3,183,296	1,531,436	1,651,860	—
Retailing	935,245	340,489	594,756	—
Semiconductors & Semiconductor Equipment	1,106,066	794,891	311,175	—
Software & Services	1,318,828	904,225	414,603	—
Technology Hardware & Equipment	1,823,663	1,346,115	477,548	—
Telecommunication Services	1,029,016	568,946	460,070	—
Transportation	2,373,656	1,586,662	786,994	—
Utilities	572,117	210,881	361,236	—
Exchange Traded Funds	753,394	753,394	—	—
Short-Term Investments	105,973	105,973	—	—
Swaps - Total Return(2)	2,231	—	2,231	—

Total	$31,329,197	$20,621,938	$10,707,259	$—

Liabilities
Securities Sold Short
Automobiles & Components	$(83,548)	$—	$(83,548)	$—
Banks	(969,419)	(916,999)	(52,420)	—
Capital Goods	(1,025,312)	(327,003)	(698,309)	—
Commercial & Professional Services	(412,479)	(282,350)	(130,129)	—
Consumer Durables & Apparel	(354,891)	(142,704)	(212,187)	—
Consumer Services	(1,310,929)	(678,766)	(632,163)	—
Diversified Financials	(1,291,187)	(334,405)	(956,782)	—
Energy	(361,336)	(361,336)	—	—
Food & Staples Retailing	(273,172)	(119,090)	(154,082)	—
Food, Beverage & Tobacco	(430,422)	(294,833)	(135,589)	—
Health Care Equipment & Services	(822,141)	(688,264)	(133,877)	—
Insurance	(1,100,153)	(456,584)	(643,569)	—
Materials	(1,930,506)	(831,379)	(1,099,127)	—
Media	(118,301)	(118,301)	—	—
Pharmaceuticals, Biotechnology & Life Sciences	(62,807)	(62,807)	—	—
Real Estate	(316,797)	(316,797)	—	—
Retailing	(644,769)	(358,700)	(286,069)	—
Semiconductors & Semiconductor Equipment	(216,059)	—	(216,059)	—
Software & Services	(1,561,025)	(1,290,886)	(270,139)	—
Technology Hardware & Equipment	(408,019)	(311,390)	(96,629)	—
Telecommunication Services	(420,867)	(144,638)	(276,229)	—
Transportation	(512,553)	(160,877)	(351,676)	—
Utilities	(322,304)	(121,090)	(201,214)	—
Securities Sold Short - Rights
Capital Goods	(5,795)	(5,795)	—	—
Swaps - Total Return(2)	(1,557)	—	(1,557)	—

Total	$(14,956,348)	$(8,324,994)	$(6,631,354)	$—

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(1) For the period ended July 31, 2016, investments valued at $476,348 were transferred from Level 1 to Level 2, and investments valued at $143,711 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford MidCap Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Automobiles & Components - 1.4%
1,596,399	Harley-Davidson, Inc.	$84,481,435

	Banks - 4.1%
236,012	Cullen/Frost Bankers, Inc.	16,022,855
489,254	East West Bancorp, Inc.	16,742,272
99,476	First Citizens BancShares, Inc. Class A	25,841,875
1,016,762	First Republic Bank	72,871,332
1,036,600	M&T Bank Corp.	118,752,896

		250,231,230

	Capital Goods - 8.2%
2,217,067	Allison Transmission Holdings, Inc.	63,895,871
1,145,952	Fastenal Co.	48,989,448
1,238,426	IDEX Corp.	111,198,271
810,814	Lennox International, Inc.	127,135,635
776,891	MSC Industrial Direct Co., Inc. Class A	55,804,081
979,733	NOW, Inc.*	17,938,911
958,552	PACCAR, Inc.	56,525,811
258,195	Xylem, Inc.	12,344,303

		493,832,331

	Commercial & Professional Services - 10.4%
473,672	Cintas Corp.	50,810,796
769,163	Clean Harbors, Inc.*	39,550,362
326,784	Dun & Bradstreet Corp.	42,236,832
886,642	Equifax, Inc.	117,444,599
567,188	ManpowerGroup, Inc.	39,362,847
2,191,086	Robert Half International, Inc.	80,062,283
2,711,225	TransUnion*	88,711,282
1,332,089	TriNet Group, Inc.*	28,893,010
271,947	UniFirst Corp.	31,785,165
1,471,190	Waste Connections, Inc.*	109,574,231

		628,431,407

	Consumer Durables & Apparel - 2.8%
768,326	Harman International Industries, Inc.	63,494,461
63,418	NVR, Inc.*	108,127,690

		171,622,151

	Consumer Services - 1.7%
334,896	Aramark	12,006,021
1,084,375	Choice Hotels International, Inc.	52,364,469
406,523	Wynn Resorts Ltd.	39,818,928

		104,189,418

	Diversified Financials - 5.4%
507,459	Factset Research Systems, Inc.	87,262,650
656,095	Invesco Ltd.	19,144,852
414,142	Moody’s Corp.	43,903,193
797,194	MSCI, Inc.	68,590,572
837,627	Northern Trust Corp.	56,615,209
1,065,195	SEI Investments Co.	47,933,775

		323,450,251

	Energy - 7.7%
410,147	Cimarex Energy Co.	49,225,843
6,203,597	Cobalt International Energy, Inc.*	9,243,360
587,557	Diamondback Energy, Inc.*	51,581,629
1,364,376	Energen Corp.	64,644,135
1,266,553	Newfield Exploration Co.*	54,841,745
2,734,090	Patterson-UTI Energy, Inc.	53,014,005
275,941	Pioneer Natural Resources Co.	44,859,728
3,638,144	QEP Resources, Inc.	66,214,221
678,240	World Fuel Services Corp.	32,284,224

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

4,093,352	WPX Energy, Inc.*	$40,892,586

		466,801,476

	Food & Staples Retailing - 0.5%
416,305	PriceSmart, Inc.	32,421,833

	Health Care Equipment & Services - 5.7%
1,569,918	DENTSPLY SIRONA, Inc.	100,537,549
1,570,589	Patterson Cos., Inc.	77,524,273
736,135	STERIS plc	52,228,778
288,735	Teleflex, Inc.	52,061,808
661,040	Varian Medical Systems, Inc.*	62,626,929

		344,979,337

	Insurance - 5.9%
113,830	Alleghany Corp.*	61,866,605
142,361	Fairfax Financial Holdings Ltd.	76,325,297
139,841	Markel Corp.*	132,674,149
52,105	White Mountains Insurance Group Ltd.	42,794,878
720,184	WR Berkley Corp.	41,907,507

		355,568,436

	Materials - 3.2%
925,613	Ball Corp.	65,413,071
764,845	Packaging Corp. of America	57,126,273
130,554	Sherwin-Williams Co.	39,130,950
682,641	Silgan Holdings, Inc.	33,845,341

		195,515,635

	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
592,633	Agios Pharmaceuticals, Inc.*	26,804,791
1,516,376	Alkermes plc*	75,667,162
399,640	Alnylam Pharmaceuticals, Inc.*	27,207,491
2,959,978	Ironwood Pharmaceuticals, Inc.*	41,824,489
274,686	Mettler-Toledo International, Inc.*	112,953,630
573,018	Waters Corp.*	91,069,751

		375,527,314

	Retailing - 5.7%
833,107	Advance Auto Parts, Inc.	141,511,555
1,639,354	CarMax, Inc.*	95,508,764
498,037	Tiffany & Co.	32,133,347
1,092,995	TripAdvisor, Inc.*	76,476,860

		345,630,526

	Semiconductors & Semiconductor Equipment - 1.5%
945,980	First Solar, Inc.*	44,158,347
256,949	MKS Instruments, Inc.	11,737,430
2,144,955	SunPower Corp.*	31,273,444

		87,169,221

	Software & Services - 15.1%
1,705,276	Akamai Technologies, Inc.*	86,167,596
1,985,400	Cadence Design Systems, Inc.*	47,748,870
5,266,879	Genpact Ltd.*	140,994,351
1,441,440	Global Payments, Inc.	107,617,910
1,229,364	Guidewire Software, Inc.*	75,569,005
641,256	ServiceNow, Inc.*	48,042,900
881,443	Total System Services, Inc.	44,883,078
2,040,409	Vantiv, Inc. Class A*	111,753,201
1,007,467	VeriSign, Inc.*	87,256,717
833,355	WEX, Inc.*	78,068,696
811,137	Zillow Group, Inc. Class A*	31,966,909
1,297,728	Zillow Group, Inc. Class C*	50,935,824

		911,005,057

	Technology Hardware & Equipment - 5.3%
1,218,530	Amphenol Corp. Class A	72,526,906
1,640,547	CDW Corp. of Delaware	70,428,683

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

3,042,565	National Instruments Corp.		$87,260,764
3,478,353	Trimble Navigation Ltd.*		91,967,653

			322,184,006

	Transportation - 6.4%
801,972	Alaska Air Group, Inc.		53,908,558
127,977	AMERCO		50,616,183
565,583	CH Robinson Worldwide, Inc.		39,375,888
1,182,538	Genesee & Wyoming, Inc. Class A*		76,569,336
949,575	J.B. Hunt Transport Services, Inc.		78,938,170
2,786,755	JetBlue Airways Corp.*		51,081,219
800,692	Spirit Airlines, Inc.*		34,229,583

			384,718,937

	Utilities - 2.5%
356,128	Eversource Energy		20,829,927
2,179,178	UGI Corp.		98,629,596
459,446	WEC Energy Group, Inc.		29,822,640

			149,282,163

	Total Common Stocks (cost $4,951,705,514)		6,027,042,164

	Total Long-Term Investments (cost $4,951,705,514)		6,027,042,164

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
18,538,113	BlackRock Liquidity Funds TempFund Portfolio		18,538,113

	Total Short-Term Investments (cost $18,538,113)		18,538,113

	Total Investments (cost $4,970,243,627)^	100.0%	$6,045,580,277
	Other Assets and Liabilities	0.0%	316,434

	Total Net Assets	100.0%	$6,045,896,711

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,269,281,742
Unrealized Depreciation	(193,945,092)

Net Unrealized Appreciation	$1,075,336,650

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$84,481,435	$84,481,435	$—	$—
Banks	250,231,230	250,231,230	—	—
Capital Goods	493,832,331	493,832,331	—	—
Commercial & Professional Services	628,431,407	628,431,407	—	—
Consumer Durables & Apparel	171,622,151	171,622,151	—	—
Consumer Services	104,189,418	104,189,418	—	—
Diversified Financials	323,450,251	323,450,251	—	—
Energy	466,801,476	466,801,476	—	—
Food & Staples Retailing	32,421,833	32,421,833	—	—
Health Care Equipment & Services	344,979,337	344,979,337	—	—
Insurance	355,568,436	355,568,436	—	—
Materials	195,515,635	195,515,635	—	—
Pharmaceuticals, Biotechnology & Life Sciences	375,527,314	375,527,314	—	—
Retailing	345,630,526	345,630,526	—	—
Semiconductors & Semiconductor Equipment	87,169,221	87,169,221	—	—
Software & Services	911,005,057	911,005,057	—	—
Technology Hardware & Equipment	322,184,006	322,184,006	—	—
Transportation	384,718,937	384,718,937	—	—
Utilities	149,282,163	149,282,163	—	—
Short-Term Investments	18,538,113	18,538,113	—	—

Total	$6,045,580,277	$6,045,580,277	$—	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.0%
	Automobiles & Components - 1.1%
181,989	Goodyear Tire & Rubber Co.	$5,217,625

	Banks - 9.4%
60,705	Bank of the Ozarks, Inc.	2,184,773
202,508	BankUnited, Inc.	6,079,290
14,286	CIT Group, Inc.	493,724
231,196	Comerica, Inc.	10,459,307
178,920	EverBank Financial Corp.	3,213,403
56,746	IBERIABANK Corp.	3,544,923
196,216	Provident Financial Services, Inc.	3,953,752
53,738	South State Corp.	3,918,038
336,611	Zions BanCorp.	9,384,715

		43,231,925

	Capital Goods - 7.8%
157,439	Generac Holdings, Inc.*	5,949,620
37,551	Herc Holdings, Inc.*	1,327,428
71,945	Hubbell, Inc. Class B	7,757,829
117,796	Moog, Inc. Class A*	6,487,026
682,665	Sanwa Holdings Corp.	7,097,860
96,071	Sensata Technologies Holding N.V.*	3,643,012
69,022	WESCO International, Inc.*	3,847,286

		36,110,061

	Commercial & Professional Services - 1.4%
180,053	IHS Markit Ltd.*	6,255,041

	Consumer Durables & Apparel - 4.9%
117,859	D.R. Horton, Inc.	3,875,204
43,179,042	Global Brands Group Holding Ltd.*	3,793,371
168,232	Lennar Corp. Class A	7,873,258
245,336	Performance Sports Group Ltd.*	816,969
214,119	PulteGroup, Inc.	4,535,040
209,885	Samsonite International S.A.	597,706
40,757	Toll Brothers, Inc.*	1,141,604

		22,633,152

	Consumer Services - 2.1%
167,654	Bloomin’ Brands, Inc.	3,014,419
153,682	Norwegian Cruise Line Holdings Ltd.*	6,546,853

		9,561,272

	Diversified Financials - 1.6%
42,720	MSCI, Inc.	3,675,629
69,136	Raymond James Financial, Inc.	3,795,566
182,200	Solar Cayman Ltd.*(1)(2)(3)	45,550

		7,516,745

	Energy - 8.1%
488,446	Cobalt International Energy, Inc.*	727,785
145,335	Diamondback Energy, Inc.*	12,758,960
108,267	Energen Corp.	5,129,690
33,087	HollyFrontier Corp.	841,071
234,165	Newfield Exploration Co.*	10,139,344
405,075	QEP Resources, Inc.	7,372,365
423,025	Trican Well Service Ltd.*	638,272

		37,607,487

	Food, Beverage & Tobacco - 3.1%
60,710	Ingredion, Inc.	8,089,000
69,888	Post Holdings, Inc.*	6,057,193

		14,146,193

	Health Care Equipment & Services - 2.8%
66,750	Acadia Healthcare Co., Inc.*	3,771,375
137,500	Brookdale Senior Living, Inc.*	2,539,625

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

260,205	Envision Healthcare Holdings, Inc.*	$6,398,441

		12,709,441

	Insurance - 8.1%
71,935	Argo Group International Holdings Ltd.	3,732,707
191,847	CNO Financial Group, Inc.	3,332,382
49,911	Hanover Insurance Group, Inc.	4,109,672
115,751	Reinsurance Group of America, Inc.	11,488,287
193,538	Unum Group	6,466,105
233,526	XL Group Ltd.	8,082,335

		37,211,488

	Materials - 8.4%
111,276	Bemis Co., Inc.	5,679,527
122,387	Cabot Corp.	5,959,023
98,363	Celanese Corp. Series A	6,238,181
102,498	CF Industries Holdings, Inc.	2,529,651
42,077	Crown Holdings, Inc.*	2,228,819
488,059	Louisiana-Pacific Corp.*	9,858,792
224,067	Methanex Corp.	6,278,357

		38,772,350

	Media - 1.9%
157,214	Interpublic Group of Cos., Inc.	3,625,355
36,319	John Wiley & Sons, Inc. Class A	2,095,606
95,265	Quebecor, Inc. Class B	2,934,599

		8,655,560

	Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
46,832	Almirall S.A.	752,164
142,713	Endo International plc*	2,477,498

		3,229,662

	Real Estate - 10.0%
96,390	American Assets Trust, Inc. REIT	4,422,373
73,080	Blackstone Mortgage Trust, Inc. Class A REIT	2,120,051
89,663	Equity LifeStyle Properties, Inc. REIT	7,373,885
47,344	Extra Space Storage, Inc. REIT	4,072,531
179,096	Forest City Realty Trust, Inc. Class A REIT	4,235,620
171,795	LaSalle Hotel Properties REIT	4,732,952
69,288	PS Business Parks, Inc. REIT	7,683,346
42,732	Sovran Self Storage, Inc. REIT	4,374,475
235,977	STORE Capital Corp. REIT	7,360,123

		46,375,356

	Retailing - 1.1%
219,457	DSW, Inc. Class A	5,324,027

	Semiconductors & Semiconductor Equipment - 5.9%
258,471	Microsemi Corp.*	10,080,369
128,693	Qorvo, Inc.*	8,137,258
174,977	Silicon Motion Technology Corp. ADR	9,046,311

		27,263,938

	Software & Services - 4.0%
188,785	Booz Allen Hamilton Holding Corp.	5,829,681
178,123	SS&C Technologies Holdings, Inc.	5,739,123
190,840	Verint Systems, Inc.*	6,730,927

		18,299,731

	Technology Hardware & Equipment - 3.7%
172,765	Arrow Electronics, Inc.*	11,487,145
65,540	Harris Corp.	5,677,075

		17,164,220

	Telecommunication Services - 0.8%
68,926	Millicom International Cellular S.A.	3,680,225

	Transportation - 4.7%
100,694	Genesee & Wyoming, Inc. Class A*	6,519,936
112,750	Hertz Global Holdings, Inc.*	5,488,670

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

173,118	Knight Transportation, Inc.		$5,164,110
68,140	Ryder System, Inc.		4,490,426

			21,663,142

	Utilities - 6.4%
196,973	Alliant Energy Corp.		7,928,163
162,208	Great Plains Energy, Inc.		4,830,554
54,510	Portland General Electric Co.		2,380,452
246,790	UGI Corp.		11,169,715
55,005	Westar Energy, Inc.		3,056,628

			29,365,512

	Total Common Stocks (cost $412,451,522)		451,994,153

	Total Long-Term Investments (cost $412,451,522)		451,994,153

Short-Term Investments - 1.9%
	Other Investment Pools & Funds - 1.9%
8,797,526	Federated Prime Obligations Fund		8,797,526

	Total Short-Term Investments (cost $8,797,526)		8,797,526

	Total Investments (cost $421,249,048)^	99.9%	$460,791,679
	Other Assets and Liabilities	0.1%	549,161

	Total Net Assets	100.0%	$461,340,840

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$69,055,843
Unrealized Depreciation	(29,513,212)

Net Unrealized Appreciation	$39,542,631

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2016, the aggregate value of this security was $45,550, which represents 0.0% of total net assets.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of this security was $45,550, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2007	182,200	Solar Cayman Ltd.	$53,400

At July 31, 2016, the aggregate value of this security was $45,550, which represents 0.0% of total net assets.

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$5,217,625	$5,217,625	$—	$—
Banks	43,231,925	43,231,925	—	—
Capital Goods	36,110,061	29,012,201	7,097,860	—
Commercial & Professional Services	6,255,041	6,255,041	—	—
Consumer Durables & Apparel	22,633,152	18,242,075	4,391,077	—
Consumer Services	9,561,272	9,561,272	—	—
Diversified Financials	7,516,745	7,471,195	—	45,550
Energy	37,607,487	37,607,487	—	—
Food, Beverage & Tobacco	14,146,193	14,146,193	—	—
Health Care Equipment & Services	12,709,441	12,709,441	—	—
Insurance	37,211,488	37,211,488	—	—
Materials	38,772,350	38,772,350	—	—
Media	8,655,560	8,655,560	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,229,662	2,477,498	752,164	—
Real Estate	46,375,356	46,375,356	—	—
Retailing	5,324,027	5,324,027	—	—
Semiconductors & Semiconductor Equipment	27,263,938	27,263,938	—	—
Software & Services	18,299,731	18,299,731	—	—
Technology Hardware & Equipment	17,164,220	17,164,220	—	—
Telecommunication Services	3,680,225	—	3,680,225	—
Transportation	21,663,142	21,663,142	—	—
Utilities	29,365,512	29,365,512	—	—
Short-Term Investments	8,797,526	8,797,526	—	—

Total	$460,791,679	$444,824,803	$15,921,326	$45,550

(1) For the period ended July 31, 2016, investments valued at $2,601,070 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Total

Beginning balance	$12,754	$12,754
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	32,796	32,796

Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-

Ending balance	$45,550	$45,550

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $32,796.

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(1)   Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Moderate Allocation Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Alternative Funds - 3.8%
2,408,011	Hartford Real Total Return Fund*		$21,190,500

	Total Alternative Funds (cost $24,690,775)		21,190,500

	Domestic Equity Funds - 44.3%
3,107,699	Hartford Core Equity Fund		77,816,789
3,146,121	Hartford Small Cap Core Fund		38,854,599
2,697,290	The Hartford Equity Income Fund		49,953,814
660,835	The Hartford Growth Opportunities Fund		27,946,692
1,706,006	The Hartford MidCap Fund		49,747,143

	Total Domestic Equity Funds (cost $228,996,181)		244,319,037

	International/Global Equity Funds - 16.1%
3,331,461	The Hartford International Opportunities Fund		50,371,690
2,684,391	The Hartford International Small Company Fund		38,521,017

	Total International/Global Equity Funds (cost $91,383,695)		88,892,707

	Multi-Strategy Funds - 5.0%
2,638,242	The Hartford Global All-Asset Fund		27,833,452

	Total Multi-Strategy Funds (cost $26,276,889)		27,833,452

	Taxable Fixed Income Funds - 30.9%
4,719,822	The Hartford Quality Bond Fund		49,322,144
1,115,119	The Hartford Short Duration Fund		11,006,221
5,690,762	The Hartford Strategic Income Fund		49,964,892
5,793,012	The Hartford World Bond Fund		60,247,329

	Total Taxable Fixed Income Funds (cost $169,419,118)		170,540,586

	Total Affiliated Investment Companies (cost $540,766,658)		552,776,282

	Total Long-Term Investments (cost $540,766,658)		552,776,282

	Total Investments (cost $540,766,658)^	100.1%	$552,776,282
	Other Assets and Liabilities	(0.1)%	(681,563)

	Total Net Assets	100.0%	$552,094,719

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$20,285,894
Unrealized Depreciation	(8,276,270)

Net Unrealized Appreciation	$12,009,624

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Moderate Allocation Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Affiliated Investment Companies	$552,776,282	$552,776,282	$—	$—

Total	$552,776,282	$552,776,282	$—	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 4.9%
	Asset-Backed - Finance & Insurance - 0.4%
	Lehman XS Trust
$ 37,822	1.01%, 11/25/2035(1)	$24,838
	Long Beach Mortgage Loan Trust
39,234	0.66%, 12/25/2036(1)	18,637
	Sound Point CLO Ltd.
250,000	5.23%, 07/15/2025(1)(2)	226,040

		269,515

	Asset-Backed - Home Equity - 0.8%
	GSAA Home Equity Trust
142,703	0.58%, 12/25/2036(1)	70,250
113,041	0.59%, 03/25/2037(1)	58,084
48,483	0.67%, 11/25/2036(1)	24,493
54,840	0.71%, 05/25/2047(1)	38,690
61,478	0.81%, 04/25/2047(1)	40,623
61,505	5.88%, 09/25/2036	33,705
	Merrill Lynch Mortgage Investors Trust
70,837	0.64%, 08/25/2037(1)	43,960
	Nomura Home Equity Loan, Inc. Home Equity Loan Trust
16,322	0.65%, 02/25/2037(1)	12,468
	Renaissance Home Equity Loan Trust
373,601	5.91%, 04/25/2037	195,602
	Soundview Home Loan Trust
40,000	0.74%, 11/25/2036(1)	27,243

		545,118

	Commercial Mortgage - Backed Securities - 0.8%
	Carrington Mortgage Loan Trust
140,750	0.73%, 10/25/2036(1)	85,705
	Citigroup Commercial Mortgage Trust
70,000	4.40%, 03/10/2047(1)(2)	44,928
	Commercial Mortgage Trust
175,000	4.57%, 10/15/2045(1)(2)	119,215
	GS Mortgage Securities Trust
65,000	3.58%, 06/10/2047(2)	38,545
105,000	3.72%, 01/10/2047(2)	59,089
	JP Morgan Chase Commercial Mortgage Securities Trust
140,000	2.73%, 10/15/2045(1)(2)	77,910
100,000	4.00%, 08/15/2046(1)(2)	81,967
	Wells Fargo Commercial Mortgage Trust
15,000	4.10%, 05/15/2048(1)	12,297
	WF-RBS Commercial Mortgage Trust
115,599	3.02%, 11/15/2047(2)	57,620
45,505	5.00%, 04/15/2045(1)(2)	26,797

		604,073

	Whole Loan Collateral CMO - 2.9%
	Adjustable Rate Mortgage Trust
24,120	0.75%, 01/25/2036(1)	20,052
28,538	0.99%, 01/25/2036(1)	24,480
	Alternative Loan Trust
51,748	0.65%, 02/25/2047(1)	43,268
308,718	0.89%, 10/25/2036(1)	190,901
	American Home Mortgage Assets Trust
82,279	0.68%, 09/25/2046(1)	56,565
47,039	1.40%, 10/25/2046(1)	32,940
	Banc of America Funding Trust
6,469	0.68%, 10/20/2036(1)	5,195
	Bear Stearns Alt-A Trust
77,590	0.81%, 08/25/2036(1)	58,368
66,529	1.01%, 11/25/2035(1)	56,005
51,247	3.19%, 09/25/2035(1)	45,847
	CHL Mortgage Pass-Through Trust
31,646	2.78%, 03/20/2036(1)	25,658

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Countrywide Alternative Loan Trust
$ 73,464	0.63%, 04/25/2047(1)	$58,526
	DSLA Mortgage Loan Trust
74,535	1.36%, 03/19/2046(1)	60,193
	GreenPoint Mortgage Funding Trust
47,293	0.65%, 02/25/2037(1)	41,618
	HarborView Mortgage Loan Trust
104,269	0.72%, 03/19/2036(1)	74,121
	IndyMac Index Mortgage Loan Trust
94,608	0.78%, 01/25/2036(1)	59,941
	JP Morgan Mortgage Trust
115,126	0.87%, 01/25/2037(1)	61,779
	Luminent Mortgage Trust
56,463	0.69%, 10/25/2046(1)	48,076
	Morgan Stanley Mortgage Loan Trust
186,152	3.02%, 05/25/2036(1)	132,346
	Nomura Asset Acceptance Corp. Alternative Loan Trust
136,158	4.20%, 06/25/2036(1)	102,116
	Residential Accredit Loans, Inc.
43,807	0.66%, 01/25/2037(1)	33,918
	Residential Asset Securitization Trust
149,880	0.94%, 03/25/2035(1)	117,964
	Residential Funding Mortgage Securities, Inc.
103,273	3.22%, 08/25/2035(1)	77,146
	Structured Adjustable Rate Mortgage Loan Trust
17,031	0.65%, 01/25/2037(1)	13,297
79,737	0.68%, 07/25/2037(1)	61,522
	WaMu Mortgage Pass-Through Certificates Trust
48,940	0.91%, 06/25/2044(1)	43,856
85,276	1.16%, 03/25/2047(1)	64,416
93,631	1.21%, 06/25/2047(1)	79,838
45,764	1.26%, 12/25/2046(1)	35,441
49,906	2.19%, 09/25/2046(1)	45,902
37,593	2.19%, 11/25/2046(1)	33,493
96,466	2.52%, 06/25/2037(1)	84,702
90,999	2.79%, 08/25/2036(1)	80,782
	Washington Mutual Mortgage Pass-Through Certificates Trust
29,458	0.66%, 12/25/2036(1)	22,671
	Wells Fargo Commercial Mortgage Trust
105,000	2.88%, 05/15/2048(1)(2)	53,895

		2,046,838

	Total Asset & Commercial Mortgage Backed Securities (cost $3,687,691)	3,465,544

Corporate Bonds - 25.1%
	Advertising - 0.1%
	Lamar Media Corp.
30,000	5.38%, 01/15/2024	31,500
	WPP Finance 2010
30,000	3.63%, 09/07/2022	31,872
25,000	4.75%, 11/21/2021	27,925

		91,297

	Aerospace/Defense - 0.1%
	L-3 Communications Corp.
25,000	3.95%, 05/28/2024	26,667
25,000	5.20%, 10/15/2019	27,552
	Lockheed Martin Corp.
50,000	3.35%, 09/15/2021	53,847

		108,066

	Agriculture - 0.4%
	Altria Group, Inc.
50,000	4.75%, 05/05/2021	57,366
	BAT International Finance plc
75,000	2.75%, 06/15/2020(2)	78,102
	Reynolds American, Inc.

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 50,000	3.25%, 06/12/2020	$52,865
50,000	4.45%, 06/12/2025	56,451
	Vector Group Ltd.
30,000	7.75%, 02/15/2021	31,388

		276,172

	Airlines - 0.0%
	Aircastle Ltd.
5,000	5.00%, 04/01/2023	5,244

	Auto Manufacturers - 0.1%
	General Motors Co.
10,000	6.60%, 04/01/2036	12,369
	General Motors Financial Co., Inc.
50,000	3.70%, 11/24/2020	51,809

		64,178

	Auto Parts & Equipment - 0.1%
	American Axle & Manufacturing, Inc.
25,000	5.13%, 02/15/2019	25,406
	Delphi Corp.
50,000	4.15%, 03/15/2024	53,739
	MPG Holdco I, Inc.
25,000	7.38%, 10/15/2022	25,625

		104,770

	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
75,000	3.75%, 07/15/2042	77,622
	Constellation Brands, Inc.
50,000	4.25%, 05/01/2023	53,000

		130,622

	Biotechnology - 0.2%
	Biogen, Inc.
30,000	6.88%, 03/01/2018	32,611
	Celgene Corp.
75,000	3.25%, 08/15/2022	78,689

		111,300

	Chemicals - 0.3%
	Agrium, Inc.
25,000	3.38%, 03/15/2025	25,837
30,000	4.13%, 03/15/2035	29,661
	Blue Cube Spinco, Inc.
25,000	9.75%, 10/15/2023(2)	28,562
	Chemours Co.
5,000	6.63%, 05/15/2023	4,313
	Dow Chemical Co.
25,000	4.25%, 10/01/2034	26,169
	Hexion, Inc.
25,000	6.63%, 04/15/2020	21,125
	LYB International Finance B.V.
25,000	4.00%, 07/15/2023	27,305
	Olin Corp.
25,000	5.50%, 08/15/2022	25,125
	Tronox Finance LLC
10,000	6.38%, 08/15/2020	8,100

		196,197

	Commercial Banks - 4.0%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 200,000	7.00%, 02/19/2019(1)(3)(4)	202,302
	Banco Santander S.A.
100,000	6.25%, 09/11/2021(1)(3)(4)	99,556
	Bank of America Corp.
$ 25,000	4.00%, 01/22/2025	25,970
50,000	4.75%, 04/21/2045	53,338
	Capital One Financial Corp.

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 25,000	2.45%, 04/24/2019	$25,557
30,000	3.20%, 02/05/2025	30,540
	CIT Group, Inc.
30,000	5.00%, 05/15/2017	30,644
	Citigroup, Inc.
30,000	3.50%, 05/15/2023	30,963
	Credit Agricole S.A.
400,000	8.13%, 12/23/2025(1)(2)(4)	421,000
	Credit Suisse AG
25,000	6.00%, 02/15/2018	26,453
	Credit Suisse Group AG
200,000	6.25%, 12/18/2024(1)(3)(4)	193,252
	Goldman Sachs Group, Inc.
75,000	6.45%, 05/01/2036	92,484
	Intesa Sanpaolo S.p.A.
200,000	7.70%, 09/17/2025(1)(2)(4)	181,500
	JP Morgan Chase & Co.
50,000	6.30%, 04/23/2019	56,290
	Morgan Stanley
75,000	3.95%, 04/23/2027	77,474
	Radian Group, Inc.
20,000	7.00%, 03/15/2021	22,125
	Royal Bank of Scotland Group plc
25,000	6.00%, 12/19/2023	26,199
30,000	6.13%, 12/15/2022	31,881
320,000	7.50%, 08/10/2020(1)(4)	310,720
	Santander UK Group Holdings plc
50,000	2.88%, 10/16/2020	50,433
	Santander UK plc
25,000	2.35%, 09/10/2019	25,194
	Sberbank of Russia Via SB Capital S.A.
200,000	5.13%, 10/29/2022(3)	201,700
	Societe Generale S.A.
200,000	8.25%, 11/29/2018(1)(3)(4)	203,500
	UBS Group AG
200,000	6.88%, 03/22/2021(1)(3)(4)	202,500
200,000	7.13%, 02/19/2020(1)(3)(4)	205,130

		2,826,705

	Commercial Services - 0.4%
	APX Group, Inc.
20,000	7.88%, 12/01/2022(2)	21,050
	Aramark Services, Inc.
15,000	5.13%, 01/15/2024	15,488
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
25,000	5.25%, 03/15/2025(2)	23,563
	Deluxe Corp.
25,000	6.00%, 11/15/2020	25,812
	ERAC USA Finance LLC
25,000	3.85%, 11/15/2024(2)	27,013
	Quad/Graphics, Inc.
95,000	7.00%, 05/01/2022	89,775
	Service Corp. International
25,000	4.50%, 11/15/2020	25,562
	United Rentals North America, Inc.
25,000	4.63%, 07/15/2023	25,500

		253,763

	Construction Materials - 0.5%
	Builders FirstSource, Inc.
31,000	7.63%, 06/01/2021(2)	32,860
	CRH America, Inc.
50,000	5.75%, 01/15/2021	56,949
	Masco Corp.
25,000	7.13%, 03/15/2020	29,063
	Nortek, Inc.
30,000	8.50%, 04/15/2021	31,500

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Owens Corning
$ 30,000	4.20%, 12/01/2024	$31,815
	Ply Gem Industries, Inc.
30,000	6.50%, 02/01/2022	30,495
	Standard Industries, Inc.
80,000	5.38%, 11/15/2024(2)	83,900
25,000	6.00%, 10/15/2025(2)	27,063

		323,645

	Distribution/Wholesale - 0.1%
	American Builders & Contractors Supply Co., Inc.
25,000	5.63%, 04/15/2021(2)	25,813
25,000	5.75%, 12/15/2023(2)	26,312
	HD Supply, Inc.
25,000	5.25%, 12/15/2021(2)	26,469
5,000	5.75%, 04/15/2024(2)	5,324

		83,918

	Diversified Financial Services - 1.0%
	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
200,000	4.50%, 05/15/2021	213,500
	Aircastle Ltd.
25,000	5.50%, 02/15/2022	26,750
	Ally Financial, Inc.
50,000	8.00%, 12/31/2018	55,562
	Discover Financial Services
50,000	3.75%, 03/04/2025	51,140
	E*TRADE Financial Corp.
30,000	5.38%, 11/15/2022	31,800
	International Lease Finance Corp.
25,000	4.63%, 04/15/2021	26,750
25,000	5.88%, 04/01/2019	27,188
50,000	7.13%, 09/01/2018(2)	55,375
	Nationstar Mortgage LLC / Nationstar Capital Corp.
25,000	6.50%, 08/01/2018	24,000
55,000	7.88%, 10/01/2020	51,734
	Navient Corp.
25,000	4.63%, 09/25/2017	25,438
	PHH Corp.
10,000	6.38%, 08/15/2021	9,225
	Springleaf Finance Corp.
15,000	5.25%, 12/15/2019	14,550
15,000	7.75%, 10/01/2021	14,888
20,000	8.25%, 12/15/2020	20,700
	Synchrony Financial
30,000	3.00%, 08/15/2019	30,656
	Visa, Inc.
50,000	1.20%, 12/14/2017	50,210

		729,466

	Electric - 0.4%
	AES Corp.
25,000	5.50%, 03/15/2024	25,844
	American Electric Power Co., Inc.
25,000	1.65%, 12/15/2017	25,078
	Berkshire Hathaway Energy Co.
10,000	2.40%, 02/01/2020	10,286
	CMS Energy Corp.
15,000	3.88%, 03/01/2024	16,492
	Dominion Resources, Inc.
50,000	2.50%, 12/01/2019	51,260
	Duke Energy Corp.
25,000	1.63%, 08/15/2017	25,113
	Dynegy, Inc.
25,000	6.75%, 11/01/2019	25,469
	GenOn Energy, Inc.
25,000	9.50%, 10/15/2018	20,188

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	NRG Energy, Inc.
$ 25,000	6.25%, 07/15/2022	$25,125
	Southern Power Co.
25,000	5.15%, 09/15/2041	28,262
	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
80,000	11.50%, 10/01/2020(3)(5)	27,200

		280,317

	Electrical Components & Equipment - 0.0%
	WESCO Distribution, Inc.
25,000	5.38%, 12/15/2021	25,688

	Electronics - 0.0%
	Tyco Electronics Group S.A.
25,000	2.35%, 08/01/2019	25,438

	Entertainment - 0.2%
	Carmike Cinemas, Inc.
25,000	6.00%, 06/15/2023(2)	26,187
	Cinemark USA, Inc.
50,000	4.88%, 06/01/2023	51,000
	GLP Capital L.P. / GLP Financing II, Inc.
10,000	5.38%, 04/15/2026	10,663
	Pinnacle Entertainment, Inc.
10,000	5.63%, 05/01/2024(2)	10,206
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp.
10,000	6.13%, 08/15/2021(2)	10,250

		108,306

	Environmental Control - 0.1%
	Clean Harbors, Inc.
15,000	5.13%, 06/01/2021	15,319
	Waste Management, Inc.
30,000	4.75%, 06/30/2020	33,644

		48,963

	Food - 0.7%
	JM Smucker Co.
30,000	4.25%, 03/15/2035	33,400
	Kraft Foods Group, Inc.
75,000	3.50%, 06/06/2022	80,750
	Kraft Heinz Foods Co.
25,000	2.00%, 07/02/2018(2)	25,356
	Kroger Co.
50,000	3.30%, 01/15/2021	53,450
30,000	4.00%, 02/01/2024	33,405
	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
30,000	5.88%, 01/15/2024(2)	31,875
	Post Holdings, Inc.
20,000	5.00%, 08/15/2026(2)(6)	19,938
45,000	6.00%, 12/15/2022(2)	47,475
30,000	7.38%, 02/15/2022	32,121
25,000	7.75%, 03/15/2024(2)	27,656
	Safeway, Inc.
50,000	7.25%, 02/01/2031	49,025
	TreeHouse Foods, Inc.
35,000	4.88%, 03/15/2022	36,173
15,000	6.00%, 02/15/2024(2)	16,125

		486,749

	Food Service - 0.0%
	Aramark Services, Inc.
15,000	5.75%, 03/15/2020	15,450

	Forest Products & Paper - 0.2%
	Georgia-Pacific LLC
30,000	7.38%, 12/01/2025	40,225
	International Paper Co.
30,000	3.80%, 01/15/2026	32,264

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Tembec Industries, Inc.
$ 60,000	9.00%, 12/15/2019(2)	$46,950

		119,439

	Gas - 0.1%
	Sempra Energy
50,000	6.00%, 10/15/2039	64,668

	Healthcare-Products - 0.4%
	Alere, Inc.
70,000	6.50%, 06/15/2020	68,775
25,000	7.25%, 07/01/2018	25,250
	Hologic, Inc.
15,000	5.25%, 07/15/2022(2)	15,900
	Kinetic Concepts, Inc. / KCI USA, Inc.
25,000	7.88%, 02/15/2021(2)	26,953
	Sterigenics-Nordion Holdings LLC
80,000	6.50%, 05/15/2023(2)	82,800
	Zimmer Biomet Holdings, Inc.
30,000	3.55%, 04/01/2025	31,520

		251,198

	Healthcare-Services - 1.2%
	Aetna, Inc.
50,000	3.95%, 09/01/2020	53,576
	Amsurg Corp.
25,000	5.63%, 11/30/2020	25,875
50,000	5.63%, 07/15/2022	52,500
	Anthem, Inc.
50,000	3.30%, 01/15/2023	52,441
	Cigna Corp.
20,000	3.25%, 04/15/2025	20,853
10,000	4.38%, 12/15/2020	10,842
	Community Health Systems, Inc.
20,000	5.13%, 08/01/2021	19,900
30,000	6.88%, 02/01/2022	25,800
100,000	7.13%, 07/15/2020	90,938
	Envision Healthcare Corp.
25,000	5.13%, 07/01/2022(2)	25,438
	HCA Holdings, Inc.
35,000	6.25%, 02/15/2021	37,931
	HCA, Inc.
5,000	5.25%, 06/15/2026	5,300
30,000	5.38%, 02/01/2025	31,219
75,000	6.50%, 02/15/2020	82,594
35,000	7.50%, 11/15/2095	35,507
	inVentiv Health, Inc.
30,000	9.00%, 01/15/2018(2)	30,900
	LifePoint Health, Inc.
35,000	5.88%, 12/01/2023	36,925
	MEDNAX, Inc.
40,000	5.25%, 12/01/2023(2)	41,700
	MPH Acquisition Holdings LLC
5,000	7.13%, 06/01/2024(2)	5,334
	Tenet Healthcare Corp.
95,000	5.00%, 03/01/2019	91,437
5,000	6.75%, 06/15/2023	4,813
55,000	8.13%, 04/01/2022	56,787
	Wellcare Health Plans, Inc.
25,000	5.75%, 11/15/2020	25,860

		864,470

	Holding Companies-Diversified - 0.1%
	Argos Merger Sub, Inc.
50,000	7.13%, 03/15/2023(2)	52,250

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Home Builders - 0.6%
	Beazer Homes USA, Inc.
$ 25,000	9.13%, 05/15/2019	$25,063
	DR Horton, Inc.
30,000	4.38%, 09/15/2022	31,650
	KB Home
100,000	7.00%, 12/15/2021	106,000
25,000	7.63%, 05/15/2023	26,125
40,000	8.00%, 03/15/2020	44,200
	Lennar Corp.
25,000	4.50%, 06/15/2019	26,187
20,000	4.75%, 11/15/2022	21,000
15,000	4.88%, 12/15/2023	15,488
	M/I Homes, Inc.
50,000	6.75%, 01/15/2021	51,500
	NVR, Inc.
30,000	3.95%, 09/15/2022	31,798
	Toll Brothers Finance Corp.
10,000	4.88%, 11/15/2025	10,225
	William Lyon Homes, Inc.
25,000	8.50%, 11/15/2020	26,312

		415,548

	Home Furnishings - 0.1%
	Whirlpool Corp.
25,000	1.65%, 11/01/2017	25,113
50,000	3.70%, 05/01/2025	53,466

		78,579

	Household Products - 0.0%
	Revlon Escrow Corp.
30,000	6.25%, 08/01/2024(2)(6)	30,375

	Household Products/Wares - 0.1%
	Sun Products Corp.
35,000	7.75%, 03/15/2021(2)	36,400

	Insurance - 0.2%
	Aon plc
30,000	4.75%, 05/15/2045	33,017
	CNA Financial Corp.
50,000	3.95%, 05/15/2024	53,185
	CNO Financial Group, Inc.
10,000	4.50%, 05/30/2020	10,450
35,000	5.25%, 05/30/2025	36,313
	MetLife, Inc.
25,000	3.60%, 04/10/2024	26,543
	Radian Group, Inc.
10,000	5.50%, 06/01/2019	10,450

		169,958

	Internet - 0.2%
	Netflix, Inc.
25,000	5.50%, 02/15/2022	26,562
20,000	5.88%, 02/15/2025	21,400
	Zayo Group LLC / Zayo Capital, Inc.
30,000	6.00%, 04/01/2023	31,200
55,000	6.38%, 05/15/2025	57,544

		136,706

	Iron/Steel - 0.3%
	AK Steel Corp.
40,000	7.63%, 05/15/2020	39,350
	ArcelorMittal
10,000	6.25%, 08/05/2020	10,450
25,000	6.50%, 03/01/2021	26,375
5,000	7.25%, 02/25/2022	5,475
	Nucor Corp.
15,000	4.00%, 08/01/2023	16,330

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Signode Industrial Group U.S., Inc.
$ 5,000	6.38%, 05/01/2022(2)	$4,966
	Steel Dynamics, Inc.
20,000	5.13%, 10/01/2021	20,800
	United States Steel Corp.
5,000	6.88%, 04/01/2021	4,750
30,000	7.38%, 04/01/2020	30,000
5,000	7.50%, 03/15/2022	4,800
25,000	8.38%, 07/01/2021(2)	27,281

		190,577

	IT Services - 0.1%
	HP, Inc.
50,000	6.00%, 09/15/2041	49,811

	Leisure Time - 0.2%
	Cirsa Funding Luxembourg S.A.
EUR 100,000	5.88%, 05/15/2023(3)	115,517

	Lodging - 0.2%
	Boyd Gaming Corp.
$ 15,000	6.38%, 04/01/2026(2)	15,994
	FelCor Lodging L.P.
25,000	6.00%, 06/01/2025	25,812
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
30,000	5.63%, 10/15/2021	31,088
	MGM Growth Properties Operating Partnership L.P. / MGP Escrow Co-Issuer, Inc.
10,000	5.63%, 05/01/2024(2)	10,710
	Wyndham Worldwide Corp.
25,000	4.25%, 03/01/2022	26,435
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
50,000	5.38%, 03/15/2022	51,344

		161,383

	Machinery-Diversified - 0.2%
	Case New Holland Industrial, Inc.
20,000	7.88%, 12/01/2017	21,475
	Cloud Crane LLC
30,000	10.13%, 08/01/2024(2)	30,900
	CNH Industrial Capital LLC
25,000	3.88%, 07/16/2018	25,313
30,000	4.38%, 11/06/2020	30,863

		108,551

	Media - 2.1%
	21st Century Fox America, Inc.
50,000	3.70%, 09/15/2024	54,568
25,000	7.25%, 05/18/2018	27,571
	Cablevision Systems Corp.
50,000	5.88%, 09/15/2022	45,875
	CBS Corp.
25,000	3.50%, 01/15/2025	26,098
25,000	4.30%, 02/15/2021	27,482
	CCO Holdings LLC / CCO Holdings Capital Corp.
50,000	5.13%, 02/15/2023	51,719
15,000	5.13%, 05/01/2023(2)	15,506
30,000	5.25%, 09/30/2022	31,237
20,000	5.75%, 02/15/2026(2)	21,100
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
85,000	5.13%, 12/15/2021(2)	84,569
25,000	5.13%, 12/15/2021(3)	24,938
	Charter Communications Operating LLC / Charter Communications Operating Capital
75,000	3.58%, 07/23/2020(2)	78,960
25,000	4.91%, 07/23/2025(2)	27,604
50,000	6.83%, 10/23/2055(2)	62,521
	Clear Channel Worldwide Holdings, Inc.
50,000	6.50%, 11/15/2022	51,750

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	CSC Holdings LLC
$ 40,000	5.25%, 06/01/2024	$38,076
30,000	6.75%, 11/15/2021	31,875
	DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.
20,000	1.75%, 01/15/2018	20,130
	Discovery Communications LLC
25,000	3.30%, 05/15/2022	25,231
	DISH DBS Corp.
75,000	5.88%, 07/15/2022	74,953
70,000	6.75%, 06/01/2021	74,375
25,000	7.88%, 09/01/2019	27,625
	Gray Television, Inc.
20,000	7.50%, 10/01/2020	20,875
	Liberty Interactive LLC
50,000	8.25%, 02/01/2030	55,000
	Scripps Networks Interactive, Inc.
75,000	2.80%, 06/15/2020	76,247
	Sinclair Television Group, Inc.
25,000	5.63%, 08/01/2024(2)	25,813
	Sirius XM Radio, Inc.
25,000	5.75%, 08/01/2021(2)	26,063
	TEGNA, Inc.
30,000	4.88%, 09/15/2021(2)	31,125
90,000	6.38%, 10/15/2023	96,750
	Time Warner Cable, Inc.
75,000	5.00%, 02/01/2020	81,995
	Tribune Media Co.
60,000	5.88%, 07/15/2022	61,200
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
EUR 81,000	5.75%, 01/15/2023(3)	96,961

		1,495,792

	Mining - 0.2%
	Barrick Gold Corp.
$ 10,000	5.25%, 04/01/2042	10,834
	Barrick North America Finance LLC
10,000	5.75%, 05/01/2043	11,609
	BHP Billiton Finance USA Ltd.
25,000	2.88%, 02/24/2022	26,299
	Freeport-McMoRan, Inc.
25,000	2.38%, 03/15/2018	24,688
	Goldcorp, Inc.
10,000	3.63%, 06/09/2021	10,469
	Kaiser Aluminum Corp.
15,000	5.88%, 05/15/2024(2)	15,750
	Rio Tinto Finance USA plc
10,000	3.50%, 03/22/2022	10,692
	Teck Resources Ltd.
10,000	8.00%, 06/01/2021(2)	10,675
10,000	8.50%, 06/01/2024(2)	10,875

		131,891

	Miscellaneous Manufacturing - 0.3%
	Bombardier, Inc.
25,000	5.50%, 09/15/2018(2)	25,187
35,000	6.13%, 01/15/2023(2)	30,388
	Carlisle Cos., Inc.
30,000	3.75%, 11/15/2022	31,005
	Illinois Tool Works, Inc.
25,000	3.50%, 03/01/2024	27,621
	Ingersoll-Rand Global Holding Co., Ltd.
50,000	4.25%, 06/15/2023	55,554
	Tyco International Finance S.A.
25,000	3.90%, 02/14/2026	27,247

		197,002

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Multi-National - 0.0%
	International Finance Corp.
INR 600,000	7.10%, 03/21/2031	$9,614

	Office/Business Equipment - 0.2%
	CDW LLC / CDW Finance Corp.
$ 25,000	5.00%, 09/01/2023	25,500
20,000	5.50%, 12/01/2024	20,857
65,000	6.00%, 08/15/2022	69,388
	Pitney Bowes, Inc.
50,000	4.63%, 03/15/2024	53,097

		168,842

	Oil & Gas - 3.2%
	Anadarko Petroleum Corp.
20,000	4.50%, 07/15/2044	17,567
	Antero Resources Corp.
30,000	5.63%, 06/01/2023	28,388
15,000	6.00%, 12/01/2020	14,850
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
40,000	6.13%, 11/15/2022(2)	37,600
	Bonanza Creek Energy, Inc.
30,000	6.75%, 04/15/2021	13,200
	BP Capital Markets plc
25,000	3.25%, 05/06/2022	26,384
	California Resources Corp.
80,000	8.00%, 12/15/2022(2)	51,216
	Canadian Natural Resources Ltd.
15,000	5.70%, 05/15/2017	15,431
	Concho Resources, Inc.
10,000	5.50%, 10/01/2022	9,925
45,000	5.50%, 04/01/2023	44,437
	ConocoPhillips Co.
50,000	4.95%, 03/15/2026	55,605
	Continental Resources, Inc.
15,000	3.80%, 06/01/2024	12,825
40,000	4.90%, 06/01/2044	31,900
10,000	5.00%, 09/15/2022	9,350
	Denbury Resources, Inc.
40,000	9.00%, 05/15/2021(2)	40,000
	Devon Energy Corp.
40,000	3.25%, 05/15/2022	39,096
	Diamond Offshore Drilling, Inc.
25,000	4.88%, 11/01/2043	19,419
	Diamondback Energy, Inc.
70,000	7.63%, 10/01/2021	74,025
	Ecopetrol S.A.
35,000	5.88%, 05/28/2045	30,931
	Energen Corp.
25,000	4.63%, 09/01/2021	23,813
	Hess Corp.
25,000	6.00%, 01/15/2040	26,186
	Laredo Petroleum, Inc.
15,000	5.63%, 01/15/2022	13,575
30,000	6.25%, 03/15/2023	27,300
5,000	7.38%, 05/01/2022	4,863
	Marathon Oil Corp.
50,000	2.70%, 06/01/2020	47,610
	Matador Resources Co.
35,000	6.88%, 04/15/2023	35,963
	MEG Energy Corp.
10,000	6.38%, 01/30/2023(2)	7,050
45,000	7.00%, 03/31/2024(2)	32,625
	Petrobras Global Finance B.V.
100,000	4.38%, 05/20/2023	85,750
850,000	5.38%, 01/27/2021	806,437
40,000	5.63%, 05/20/2043	29,200

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 100,000	8.38%, 05/23/2021	$105,725
	Petroleos de Venezuela S.A.
50,000	6.00%, 11/15/2026(3)	18,250
	Petroleos Mexicanos
150,000	6.38%, 02/04/2021(2)	164,584
	Pioneer Natural Resources Co.
30,000	3.95%, 07/15/2022	31,587
	QEP Resources, Inc.
35,000	5.25%, 05/01/2023	32,988
15,000	6.88%, 03/01/2021	15,075
	Rice Energy, Inc.
15,000	6.25%, 05/01/2022	14,625
10,000	7.25%, 05/01/2023	10,025
	Rowan Cos., Inc.
40,000	4.88%, 06/01/2022	33,900
	SM Energy Co.
20,000	5.00%, 01/15/2024	16,000
	Southwestern Energy Co.
15,000	4.10%, 03/15/2022	13,275
	Tesoro Corp.
10,000	4.25%, 10/01/2017	10,125
	WPX Energy, Inc.
30,000	5.25%, 09/15/2024	25,650
45,000	6.00%, 01/15/2022	40,725
20,000	8.25%, 08/01/2023	19,612

		2,264,667

	Packaging & Containers - 0.9%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
EUR 100,000	6.75%, 05/15/2024(2)	117,111
	Ball Corp.
$ 30,000	4.00%, 11/15/2023	30,450
	Berry Plastics Corp.
25,000	5.50%, 05/15/2022	26,125
50,000	6.00%, 10/15/2022	53,063
	Crown European Holdings S.A.
EUR 100,000	3.38%, 05/15/2025(3)	114,640
	Novelis, Inc.
$ 25,000	8.38%, 12/15/2017	25,531
	Owens-Brockway Glass Container, Inc.
30,000	5.88%, 08/15/2023(2)	32,250
55,000	6.38%, 08/15/2025(2)	60,328
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
85,000	5.13%, 07/15/2023(2)	87,656
50,000	5.75%, 10/15/2020	51,625
25,000	7.00%, 07/15/2024(2)	26,422
	WestRock MWV LLC
30,000	7.38%, 09/01/2019	34,662

		659,863

	Pharmaceuticals - 0.7%
	Actavis Funding SCS
75,000	4.55%, 03/15/2035	80,744
	Allergan, Inc.
25,000	2.80%, 03/15/2023	24,996
	AmerisourceBergen Corp.
25,000	1.15%, 05/15/2017	25,025
30,000	3.40%, 05/15/2024	31,980
	Cardinal Health, Inc.
25,000	1.95%, 06/15/2018	25,282
50,000	3.20%, 03/15/2023	52,710
	Endo Finance LLC
30,000	5.75%, 01/15/2022(2)	27,000
	McKesson Corp.
25,000	3.80%, 03/15/2024	27,243
	Mylan, Inc.
30,000	2.55%, 03/28/2019	30,572

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	PRA Holdings, Inc.
$ 16,000	9.50%, 10/01/2023(2)	$17,800
	Quintiles Transnational Corp.
45,000	4.88%, 05/15/2023(2)	46,018
	Roche Finance Europe B.V.
EUR 25,000	0.88%, 02/25/2025(3)	29,518
	Valeant Pharmaceuticals International, Inc.
$ 100,000	5.88%, 05/15/2023(2)	83,250
	Vizient, Inc.
10,000	10.38%, 03/01/2024(2)	11,275

		513,413

	Pipelines - 0.3%
	DCP Midstream Operating L.P.
10,000	2.50%, 12/01/2017	9,894
	Energy Transfer Equity L.P.
50,000	5.50%, 06/01/2027	48,595
40,000	7.50%, 10/15/2020	43,100
	Energy Transfer Partners L.P.
25,000	5.20%, 02/01/2022	26,672
	Kinder Morgan Energy Partners L.P.
25,000	3.45%, 02/15/2023	24,774
	Kinder Morgan, Inc.
25,000	5.05%, 02/15/2046	23,584
	Sabine Pass Liquefaction LLC
25,000	5.63%, 03/01/2025	25,524
	Sunoco Logistics Partners Operations L.P.
25,000	5.95%, 12/01/2025	28,632
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
10,000	6.75%, 03/15/2024(2)	10,425

		241,200

	Real Estate Investment Trusts - 0.2%
	American Tower Corp.
75,000	3.40%, 02/15/2019	78,536
	DDR Corp.
30,000	3.63%, 02/01/2025	30,417
	HCP, Inc.
30,000	5.38%, 02/01/2021	33,763

		142,716

	Retail - 1.0%
	1011778 BC ULC / New Red Finance, Inc.
25,000	4.63%, 01/15/2022(2)	25,750
	AutoZone, Inc.
50,000	3.70%, 04/15/2022	53,977
25,000	4.00%, 11/15/2020	27,013
	CEC Entertainment, Inc.
40,000	8.00%, 02/15/2022	39,400
	Chinos Intermediate Holdings A, Inc.
26,062	7.75%, 05/01/2019(2)(7)	8,405
	CVS Health Corp.
25,000	2.80%, 07/20/2020	26,144
50,000	5.13%, 07/20/2045	63,593
	Dollar General Corp.
25,000	3.25%, 04/15/2023	26,280
	Dollar Tree, Inc.
35,000	5.25%, 03/01/2020	36,400
30,000	5.75%, 03/01/2023	32,400
	Home Depot, Inc.
25,000	2.63%, 06/01/2022	26,313
	L Brands, Inc.
50,000	5.63%, 02/15/2022	55,125
30,000	6.88%, 11/01/2035	31,815
	Michaels Stores, Inc.
80,000	5.88%, 12/15/2020(2)	83,100

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Party City Holdings, Inc.
$ 95,000	6.13%, 08/15/2023(2)	$99,988
	QVC, Inc.
50,000	5.13%, 07/02/2022	53,835

		689,538

	Savings & Loans - 0.3%
	Nationwide Building Society
GBP 195,000	6.88%, 06/20/2019(1)(3)(4)	248,072

	Semiconductors - 0.4%
	Entegris, Inc.
$ 45,000	6.00%, 04/01/2022(2)	46,350
	Freescale Semiconductor, Inc.
115,000	6.00%, 01/15/2022(2)	121,440
	KLA-Tencor Corp.
30,000	5.65%, 11/01/2034	33,633
	Micron Technology, Inc.
25,000	5.88%, 02/15/2022	24,125
	Sensata Technologies B.V.
55,000	5.00%, 10/01/2025(2)	56,375
10,000	5.63%, 11/01/2024(2)	10,600

		292,523

	Shipbuilding - 0.1%
	Huntington Ingalls Industries, Inc.
40,000	5.00%, 11/15/2025(2)	42,550

	Software - 0.7%
	Activision Blizzard, Inc.
70,000	6.13%, 09/15/2023(2)	76,387
	Change Healthcare Holdings, Inc.
65,000	6.00%, 02/15/2021(2)	68,900
	Fidelity National Information Services, Inc.
50,000	3.50%, 04/15/2023	52,297
	First Data Corp.
95,000	5.38%, 08/15/2023(2)	97,494
15,000	5.75%, 01/15/2024(2)	15,075
25,000	6.75%, 11/01/2020(2)	26,063
70,000	7.00%, 12/01/2023(2)	72,012
	Infor US, Inc.
80,000	6.50%, 05/15/2022	79,200
	MSCI, Inc.
35,000	5.25%, 11/15/2024(2)	37,100

		524,528

	Telecommunications - 1.3%
	Alcatel-Lucent USA, Inc.
116,000	6.45%, 03/15/2029	123,250
	AT&T, Inc.
30,000	1.75%, 01/15/2018	30,196
50,000	3.00%, 06/30/2022	51,851
	Embarq Corp.
25,000	8.00%, 06/01/2036	25,984
	Frontier Communications Corp.
25,000	8.13%, 10/01/2018	27,500
15,000	10.50%, 09/15/2022	16,200
40,000	11.00%, 09/15/2025	42,700
	Level 3 Communications, Inc.
25,000	5.75%, 12/01/2022	26,125
	Level 3 Financing, Inc.
95,000	5.38%, 08/15/2022	99,750
	Qwest Capital Funding, Inc.
25,000	7.75%, 02/15/2031	22,875
	Sprint Communications, Inc.
90,000	9.00%, 11/15/2018(2)	97,537
	Sprint Corp.
30,000	7.13%, 06/15/2024	26,514

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 50,000	7.25%, 09/15/2021	$46,657
30,000	7.63%, 02/15/2025	26,775
	Syniverse Holdings, Inc.
41,000	9.13%, 01/15/2019	20,449
	T-Mobile USA, Inc.
20,000	6.63%, 11/15/2020	20,600
25,000	6.63%, 04/28/2021	26,281
	Verizon Communications, Inc.
25,000	3.85%, 11/01/2042	24,309
25,000	4.13%, 08/15/2046(6)	25,254
5,000	4.67%, 03/15/2055	5,193
	Wind Acquisition Finance S.A.
EUR 100,000	4.00%, 07/15/2020(2)	112,080

		898,080

	Transportation - 0.1%
	Burlington Northern Santa Fe LLC
$ 25,000	3.00%, 03/15/2023	26,619
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
25,000	3.38%, 02/01/2022(2)	25,508
	Ryder System, Inc.
25,000	2.50%, 03/01/2018	25,351

		77,478

	Total Corporate Bonds (cost $17,201,974)	17,739,453

Foreign Government Obligations - 4.2%
	Argentina - 0.1%
	Argentine Republic Government International Bond
EUR 90,000	2.26%, 12/31/2038(1)	61,781

	Brazil - 0.9%
	Brazil Notas do Tesouro Nacional
BRL 888,049	6.00%, 08/15/2016(8)	273,462
329,015	6.00%, 08/15/2022(8)	100,654
883,000	10.00%, 01/01/2021	255,489

		629,605

	Colombia - 0.1%
	Colombian TES
COP 113,523,894	3.00%, 03/25/2033(8)	33,456
169,100,000	7.00%, 05/04/2022	54,351
33,200,000	10.00%, 07/24/2024	12,493

		100,300

	Hungary - 0.1%
	Hungary Government Bond
HUF 6,410,000	5.50%, 06/24/2025	27,976
	Hungary Government International Bond
$ 10,000	6.38%, 03/29/2021	11,444

		39,420

	India - 0.0%
	International Finance Corp.
INR 1,350,000	7.80%, 06/03/2019	21,066

	Indonesia - 0.4%
	Indonesia Treasury Bond
IDR 940,000,000	8.38%, 03/15/2024	77,864
288,000,000	8.38%, 09/15/2026	24,296
2,175,000,000	8.38%, 03/15/2034	181,658

		283,818

	Japan - 0.6%
	Japan Treasury Discount Bill
JPY 40,000,000	0.01%, 01/11/2017	392,583

	Malaysia - 0.2%
	Malaysia Government Bond
MYR 455,000	3.49%, 03/31/2020	113,272

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

MYR 80,000	3.80%, 09/30/2022	$20,098

		133,370

	Mexico - 0.2%
	Mexican Bonos
MXN 2,129,300	10.00%, 12/05/2024	144,566

	Peru - 0.0%
	Peru Government Bond
PEN 10,000	8.20%, 08/12/2026	3,535

	Poland - 0.1%
	Poland Government Bond
PLN 105,000	2.00%, 04/25/2021	26,705
286,000	3.25%, 07/25/2025	75,955

		102,660

	Romania - 0.0%
	Romania Government Bond
RON 20,000	5.75%, 04/29/2020	5,692
90,000	5.85%, 04/26/2023	26,871

		32,563

	Russia - 0.1%
	Russian Federal Bond - OFZ
RUB 4,940,000	7.50%, 02/27/2019	72,464

	South Africa - 0.4%
	South Africa Government Bond
ZAR 385,000	7.00%, 02/28/2031	23,150
2,015,000	7.75%, 02/28/2023	140,876
450,000	8.50%, 01/31/2037	30,005
1,020,192	8.75%, 01/31/2044	68,446

		262,477

	Thailand - 0.4%
	Bank of Thailand
THB 5,215,000	1.49%, 02/23/2018	149,572
	Thailand Government Bond
555,000	3.63%, 06/16/2023	17,682
2,566,000	3.85%, 12/12/2025	84,777

		252,031

	Turkey - 0.3%
	Turkey Government Bond
TRY 590,000	7.10%, 03/08/2023	174,189
60,000	9.40%, 07/08/2020	20,124

		194,313

	Uruguay - 0.3%
	Uruguay Government International Bond
UYU 7,139,649	4.25%, 04/05/2027(8)	217,481
1,090,596	4.38%, 12/15/2028(8)	33,155

		250,636

	Venezuela - 0.0%
	Venezuela Government International Bond
$ 35,000	6.00%, 12/09/2020(3)	15,269

	Total Foreign Government Obligations (cost $2,974,784)	2,992,457

Municipal Bonds - 0.4%
	General - 0.4%
	Puerto Rico Commonwealth Gov’t Employees Retirement System
175,000	6.15%, 07/01/2038	70,438
300,000	6.20%, 07/01/2039	120,750
120,000	6.55%, 07/01/2058	48,300

	Total Municipal Bonds (cost $289,274)	239,488

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Senior Floating Rate Interests - 17.1%(9)
	Advertising - 0.4%
	Acosta Holdco, Inc.
$ 280,030	4.25%, 09/26/2021	$274,080

	Beverages - 0.3%
	Oak Tea, Inc.
217,447	4.25%, 07/02/2022	218,443

	Chemicals - 0.5%
	Chemours Co.
252,428	3.75%, 05/12/2022	244,981
	Nexeo Solutions LLC
115,000	5.25%, 06/09/2023	115,432

		360,413

	Coal - 0.8%
	American Energy - Marcellus LLC
375,000	5.25%, 08/04/2020	185,250
	Arch Coal, Inc.
120,000	5.00%, 01/31/2017	119,100
515,044	7.50%, 05/16/2018	229,838

		534,188

	Commercial Services - 0.7%
	Russell Investment Group
135,000	6.75%, 06/01/2023	126,562
	ServiceMaster Co.
342,134	4.25%, 07/01/2021	343,311

		469,873

	Diversified Financial Services - 0.4%
	Ipreo Holdings LLC
157,212	4.25%, 08/06/2021	150,040
	UPC Financing Partnership
105,000	0.00%, 08/31/2024(10)	104,606

		254,646

	Electric - 0.7%
	Energy Future Intermediate Holding Co. LLC
315,000	4.25%, 12/19/2016	315,394
	Seadrill Partners Finco LLC
263,349	4.00%, 02/21/2021	114,886
	Texas Competitive Electric Holdings Co. LLC
75,000	0.00%, 10/31/2017(10)	75,125
15,000	0.00%, 07/27/2023(10)	15,025

		520,430

	Electronics - 0.2%
	Sensus USA, Inc.
130,000	6.50%, 03/16/2023	130,000

	Food - 0.5%
	Hostess Brands LLC
99,250	4.50%, 08/03/2022	99,561
	JBS USA LLC
258,700	4.00%, 10/30/2022	258,591

		358,152

	Healthcare-Products - 0.4%
	Alere, Inc.
199,496	4.50%, 06/18/2022	196,213
	Sterigenics-Nordion Holdings LLC
104,213	4.25%, 05/15/2022	103,691

		299,904

	Healthcare-Services - 1.4%
	CDRH Parent, Inc.
157,200	5.25%, 07/01/2021	134,799

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Envision Healthcare Corp.
$ 129,350	4.50%, 10/28/2022	$129,738
	MPH Acquisition Holdings LLC
135,000	5.00%, 06/07/2023	136,350
	Ortho-Clinical Diagnostics, Inc.
135,454	4.75%, 06/30/2021	130,995
	Surgery Center Holdings, Inc.
142,825	5.25%, 11/03/2020	143,361
	U.S. Renal Care, Inc.
218,900	5.25%, 12/31/2022	216,711
	Vizient, Inc.
109,725	6.25%, 02/13/2023	110,959

		1,002,913

	Household Products/Wares - 0.1%
	Galleria Co.
90,000	3.75%, 01/26/2023	90,085

	Insurance - 1.3%
	Asurion LLC
241,499	4.25%, 07/08/2020	240,444
	Sedgwick Claims Management Services, Inc.
454,538	3.75%, 03/01/2021	446,206
	USI, Inc.
232,608	4.25%, 12/27/2019	231,954

		918,604

	Internet - 0.4%
	Lands’ End, Inc.
395,591	4.25%, 04/04/2021	308,561

	Leisure Time - 0.3%
	Delta 2 (LUX) S.a.r.l.
200,000	7.75%, 07/31/2022	196,000

	Machinery-Construction & Mining - 1.0%
	American Rock Salt Holdings LLC
603,626	4.75%, 05/20/2021	573,595
	Neff Rental LLC
103,402	7.25%, 06/09/2021	101,335

		674,930

	Media - 0.4%
	Neptune Finco Corp.
164,588	5.00%, 10/09/2022	165,575
	Virgin Media Investment Holdings Ltd.
100,000	3.65%, 06/30/2023	99,542

		265,117

	Miscellaneous Manufacturing - 1.3%
	Husky Injection Molding Systems Ltd.
215,032	4.25%, 06/30/2021	214,571
85,945	7.25%, 06/30/2022	83,940
	Sram LLC
650,538	4.02%, 04/10/2020	585,484

		883,995

	Oil & Gas - 0.1%
	Drillships Ocean Ventures, Inc.
186,200	5.50%, 07/25/2021	105,669

	Oil & Gas Services - 0.7%
	Calpine Corp.
265,000	3.64%, 05/02/2023	264,587
	Pacific Drilling S.A.
337,267	4.50%, 06/03/2018	90,219
	Paragon Offshore Finance Co.
459,188	5.25%, 07/18/2021	111,353

		466,159

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Packaging & Containers - 0.6%
	Exopack Holdings S.A.
$ 279,502	4.50%, 05/08/2019	$278,687
	Reynolds Group Holdings, Inc.
153,773	4.50%, 12/01/2018	153,885

		432,572

	Pharmaceuticals - 1.1%
	Endo Luxembourg Finance Company I S.a r.l.
199,499	3.75%, 09/26/2022	197,254
	PRA Holdings, Inc.
428,048	4.50%, 09/23/2020	430,368
	Valeant Pharmaceuticals International, Inc.
137,323	5.00%, 04/01/2022	136,279

		763,901

	Real Estate - 0.3%
	DTZ U.S. Borrower LLC
198,000	4.25%, 11/04/2021	196,598

	REITS - 0.1%
	MGM Growth Properties LLC
104,738	4.00%, 04/25/2023	105,436

	Retail - 0.5%
	Coty, Inc.
44,888	3.75%, 10/27/2022	45,196
	Rite Aid Corp.
275,000	4.88%, 06/21/2021	275,413

		320,609

	Software - 1.7%
	Emdeon Business Services LLC
328,091	3.75%, 11/02/2018	328,708
	First Data Corp.
115,000	4.24%, 07/08/2022	115,320
350,910	4.49%, 03/24/2021	352,500
	WEX, Inc.
420,000	4.25%, 07/01/2023	422,230

		1,218,758

	Telecommunications - 0.3%
	Level 3 Financing, Inc.
125,000	4.00%, 08/01/2019	125,312
	LTS Buyer LLC
98,980	4.00%, 04/13/2020	98,856

		224,168

	Transportation - 0.2%
	Kenan Advantage Group, Inc.
9,533	1.50%, 01/31/2017	9,498
124,529	4.00%, 07/31/2022	124,061

		133,559

	Trucking & Leasing - 0.4%
	Consolidated Container Co.
316,877	5.00%, 07/03/2019	309,747

	Total Senior Floating Rate Interests (cost $13,505,351)	12,037,510

U.S. Government Agencies - 5.2%
	FNMA - 5.2%
2,400,000	3.00%, 08/01/2046(11)	2,497,500
1,100,000	3.00%, 09/01/2046(11)	1,142,281

	Total U.S. Government Agencies (cost $3,629,438)	3,639,781

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Equity Linked Securities - 11.3%
	Banks - 11.3%
	Microsoft Corporation (Societe Generale)
$ 10,398	12.00%, 09/21/2016(2)	$551,385
	PayPal Holdings, Inc (Barclays Bank plc)
13,110	12.00%, 08/24/2016(2)	490,511
	Edward Lifesciences Corp (Barclays Bank plc)
5,300	12.00%, 09/21/2016(2)	565,404
	NXP Semiconductors NV (Barclays Bank plc)
6,408	12.00%, 10/26/2016(2)	532,248
	Monsanto Co. (BNP Paribas)
4,893	12.00%, 10/26/2016(2)	517,239
	F5 Networks Inc (BNP Paribas)
4,387	12.00%, 10/26/2016(2)	527,493
	Aetna Inc (BNP Paribas)
4,280	12.00%, 10/26/2016(2)	502,215
	Facebook Inc (Societe Generale)
4,594	12.00%, 09/21/2016(2)	551,191
	Las Vegas Sands Corp (Societe Generale)
11,158	12.00%, 09/21/2016(2)	559,863
	Dover Corp (UBS AG)
7,027	12.00%, 10/26/2016(2)	501,025
	HP Inc (Barclays Bank plc)
38,753	12.00%, 08/24/2016(2)	536,342
	Broadcom LTD. (Barclays Bank plc)
3,389	12.00%, 08/24/2016(2)	544,680
	Post Holdings, Inc (Merrill Lynch International & Co. C.V.)
6,814	12.00%, 08/24/2016(2)	555,477
	Jazz Pharmaceuticals, Inc (Merrill Lynch International & Co. C.V.)
3,403	12.00%, 08/24/2016(2)	519,332
	Electronic Arts, Inc (Merrill Lynch International & Co. C.V.)
6,814	12.00%, 08/24/2016(2)	516,569

	Total Equity Linked Securities (cost $7,697,312)	7,970,974

U.S. Government Securities - 4.0%
	U.S. Treasury Securities - 4.0%
	U.S. Treasury Notes - 4.0%
1,043,000	0.75%, 01/31/2018	1,044,466
1,137,000	0.75%, 07/15/2019	1,136,690
626,000	2.25%, 11/15/2025	669,404

		2,850,560

	Total U.S. Government Securities (cost $2,838,160)	2,850,560

Common Stocks - 19.6%
	Automobiles & Components - 0.3%
1,905	General Motors Co.	60,084
2,673	Keihin Corp.	41,861
648	Kia Motors Corp.	24,410
4,514	Showa Corp.	26,108
840	Visteon Corp.	58,876
22,504	Xinyi Glass Holdings Ltd.	17,223

		228,562

	Banks - 0.7%
16,136	Bangkok Bank PCL	79,461
2,518	BNP Paribas S.A.	124,904
300	Canadian Imperial Bank of Commerce	22,791
2,068	Industrial Bank of Korea	21,900
3,986	National Bank of Canada	136,495
3,294	Sberbank of Russia PJSC ADR	28,701
7,506	Woori Bank	67,730

		481,982

	Capital Goods - 1.2%
650	ACS Actividades de Construccion y Servicios S.A.	18,639

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

10,567	Asahi Glass Co., Ltd.	$60,705
16,836	BAE Systems plc	118,872
55,367	Cobham plc	125,528
2,216	Daifuku Co., Ltd.	46,563
1,184	Glory Ltd.	32,857
1,652	Kurita Water Industries Ltd.	36,617
1,854	LIXIL Group Corp.	34,482
1,340	Mitsui & Co., Ltd.	15,699
5,566	Sumitomo Corp.	58,383
269	Thales S.A.	24,500
6,254	Weir Group plc (The)	121,176
2,201	Wolseley plc	122,724

		816,745

	Commercial & Professional Services - 0.9%
18,998	Dai Nippon Printing Co., Ltd.	212,105
6,136	Experian plc	120,023
2,514	Intertek Group plc	120,613
974	R.R. Donnelley & Sons Co.	17,454
4,704	Toppan Printing Co., Ltd.	41,489
2,787	Wolters Kluwer N.V.	117,259

		628,943

	Consumer Durables & Apparel - 0.3%
48,160	Belle International Holdings Ltd.	31,925
5,859	Onward Holdings Co., Ltd.	40,404
19,407	OVS S.p.A.(2)	114,156

		186,485

	Consumer Services - 0.4%
2,505	Colowide Co., Ltd.	46,699
2,058	Darden Restaurants, Inc.	126,690
2,281	Doutor Nichires Holdings Co., Ltd.	43,832
2,299	OPAP S.A.	18,452
2,283	Saizeriya Co., Ltd.	50,937

		286,610

	Diversified Financials - 0.2%
13,842	Cerved Information Solutions S.p.A.	116,170

	Energy - 2.0%
784	Boardwalk Pipeline Partners L.P.	13,101
814	Buckeye Partners L.P.	58,657
350	Columbia Pipeline Partners L.P.	5,239
363	Core Laboratories N.V.	42,402
362	Crestwood Equity Partners LP	8,018
5,417	CVR Energy, Inc.	80,172
626	DCP Midstream Partners L.P.	20,952
1,376	Enbridge Energy Partners L.P.	32,143
2,982	Energy Transfer Partners L.P.	117,789
887	EnLink Midstream Partners L.P.	15,159
7,837	Enterprise Products Partners L.P.	223,119
328	EQT Midstream Partners L.P.	26,178
596	Genesis Energy L.P.	21,682
411	Helmerich & Payne, Inc.	25,470
116,273	IRPC PCL	13,821
340	Koninklijke Vopak N.V.	17,480
1,439	Magellan Midstream Partners L.P.	104,846
1,376	Memorial Production Partners L.P.	2,092
1,330	MPLX L.P.	43,158
527	NGL Energy Partners L.P.	9,913
422	NuStar Energy L.P.	21,163
1,069	ONEOK Partners L.P.	43,006
120	Phillips 66 Partners L.P.	6,420
2,434	Plains All American Pipeline L.P.	67,811
1,685	Royal Dutch Shell plc Class B	44,819
513	SemGroup Corp. Class A	14,856
365	Shell Midstream Partners L.P.	11,866

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

365	Spectra Energy Partners L.P.	$17,790
1,156	Sunoco Logistics Partners L.P.	33,385
255	Tallgrass Energy Partners L.P.	12,059
660	Targa Resources Corp.	24,592
308	TC PipeLines L.P.	17,153
517	Teekay Corp.	3,205
375	Tesoro Logistics L.P.	18,289
4,180	TonenGeneral Sekiyu KK	37,763
484	Valero Energy Corp.	25,303
4,421	Veresen, Inc.	37,416
465	Western Gas Partners L.P.	23,692
1,580	Williams Partners L.P.	58,997

		1,400,976

	Food & Staples Retailing - 0.5%
1,184	Kesko Oyj Class B	52,788
783	Kusuri No Aoki Co., Ltd.	40,370
2,748	Wal-Mart Stores, Inc.	200,522
15,717	WM Morrison Supermarkets plc	38,624

		332,304

	Food, Beverage & Tobacco - 1.0%
880	Anheuser-Busch InBev N.V.	113,689
32,562	Charoen Pokphand Foods plc	26,177
34,653	Cloetta AB Class B	126,345
2,421	Coca-Cola East Japan Co., Ltd.	46,720
4,152	Diageo plc	118,982
3,089	Gudang Garam Tbk PT	15,951
2,131	Imperial Brands plc	112,297
450	Mead Johnson Nutrition Co.	40,140
932	Suntory Beverage & Food Ltd.	40,522
811	Swedish Match AB	29,585
61,403	WH Group Ltd.(2)	48,490

		718,898

	Health Care Equipment & Services - 0.3%
97	Anthem, Inc.	12,740
804	Asahi Intecc Co., Ltd.	36,967
4,040	Nipro Corp.	50,139
6,795	Smith & Nephew plc	111,771
753	St Shine Optical Co., Ltd.	18,230

		229,847

	Household & Personal Products - 0.2%
500	Pola Orbis Holdings, Inc.	49,219
2,409	Unilever plc	112,701

		161,920

	Insurance - 1.1%
5,338	CNA Financial Corp.	169,908
12,752	CNP Assurances	194,829
579	KB Insurance Co., Ltd.	14,687
11,563	Medibank Pvt Ltd.	26,991
1,870	NN Group N.V.	50,439
17,597	RSA Insurance Group plc	115,716
354	SCOR SE	10,342
2,231	Swiss Re AG	187,017

		769,929

	Materials - 0.1%
2,026	BHP Billiton plc	25,545
4,719	Kaneka Corp.	35,539
198	LyondellBasell Industries N.V. Class A	14,901

		75,985

	Media - 0.3%
10,337	Vivendi S.A.	202,974

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
262	Amgen, Inc.	$45,072
1,924	AstraZeneca plc	128,808
4,850	Daiichi Sankyo Co., Ltd.	115,655
404	H. Lundbeck A/S*	16,422
1,771	Johnson & Johnson	221,782
2,500	Merck & Co., Inc.	146,650
369	Otsuka Holdings Co., Ltd.	17,542
5,613	Pfizer, Inc.	207,064
1,519	Recordati S.p.A.	49,300
1,286	Richter Gedeon Nyrt	27,184
3,000	Sumitomo Dainippon Pharma Co., Ltd.	56,075
866	Towa Pharmaceutical Co., Ltd.	47,165

		1,078,719

	Real Estate - 2.3%
7,411	American Capital Agency Corp. REIT	145,181
14,570	Annaly Capital Management, Inc. REIT	159,979
10,172	Chimera Investment Corp. REIT	170,686
3,290	Deutsche Wohnen AG	123,174
22,996	Guangzhou R&F Properties Co., Ltd.	34,898
91,170	Irish Residential Properties plc REIT	115,179
6,721	Link REIT	50,213
21,742	MFA Financial, Inc. REIT	163,500
71,697	New World Development Co., Ltd.	83,555
2,213	Nexity S.A.	117,720
604	Omega Healthcare Investors, Inc. REIT	20,838
9,708	Sino Land Co., Ltd.	17,370
778	Starwood Property Trust, Inc. REIT	16,960
3,377	Swire Pacific Ltd. Class A	40,470
7,717	Swire Properties Ltd.	21,533
18,892	Two Harbors Investment Corp. REIT	165,305
16,529	Wharf Holdings Ltd.	114,232
12,647	Wheelock & Co., Ltd.	67,818

		1,628,611

	Retailing - 0.6%
1,182	Adastria Co., Ltd.	36,820
43	Amazon.com, Inc.*	32,629
1,087	Aoyama Trading Co., Ltd.	40,029
1,005	ASKUL Corp.	34,576
2,100	Best Buy Co., Inc.	70,560
505	Gap, Inc.	13,024
2,367	H2O Retailing Corp.	31,086
4,107	IDOM, Inc.	20,796
5,477	Inchcape plc	48,835
1,112	Jin Co., Ltd.	46,134
4,918	Marks & Spencer Group plc	20,793
916	Nordstrom, Inc.	40,515
182	Target Corp.	13,710

		449,507

	Semiconductors & Semiconductor Equipment - 0.3%
2,881	Intel Corp.	100,432
1,273	NVIDIA Corp.	72,688
283	QUALCOMM, Inc.	17,710
1,903	Tokyo Seimitsu Co., Ltd.	44,716

		235,546

	Software & Services - 0.6%
100	Alphabet, Inc. Class A*	79,134
1,731	Capcom Co., Ltd.	35,304
430	Computer Sciences Corp.	20,567
1,652	Gurunavi, Inc.	43,549
1,268	Konami Holdings Corp.	49,162
1,082	Microsoft Corp.	61,328

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

2,327	SimCorp AS	$120,504

		409,548

	Technology Hardware & Equipment - 0.7%
1,892	Asustek Computer, Inc.	16,462
1,526	Azbil Corp.	46,057
458	F5 Networks, Inc.*	56,526
18,585	Hon Hai Precision Industry Co., Ltd.	51,287
4,553	HP, Inc.	63,788
60,893	Inventec Corp.	47,329
15,960	Micro-Star International Co., Ltd.	34,829
3,917	Seagate Technology plc	125,462
2,554	Shimadzu Corp.	36,963

		478,703

	Telecommunication Services - 1.4%
5,192	AT&T, Inc.	224,762
50,665	Bezeq The Israeli Telecommunication Corp. Ltd.	100,552
5,983	CenturyLink, Inc.	188,106
9,903	Emirates Telecommunications Group Co. PJSC	53,925
28,056	HKT Trust & HKT Ltd.	44,335
593	KT Corp.	16,806
11,449	MegaFon PJSC GDR	113,104
67	SK Telecom Co., Ltd.	13,768
13,483	Spark New Zealand Ltd.	38,470
62,178	Telekomunikasi Indonesia Persero Tbk PT	20,240
2,538	TELUS Corp.	84,927
7,792	Turk Telekomunikasyon AS	15,778
710	Verizon Communications, Inc.	39,341
6,663	Vodafone Group plc	20,241

		974,355

	Transportation - 1.0%
27,262	Air New Zealand Ltd.	43,425
161	Alaska Air Group, Inc.	10,822
16,732	ANA Holdings, Inc.	47,762
4,537	Atlantia S.p.A.	113,499
31,214	Hutchison Port Holdings Trust	14,852
21,380	Irish Continental Group plc UNIT	112,822
5,537	Japan Airlines Co., Ltd.	170,699
11,849	MISC Bhd	21,861
22,916	Royal Mail plc	154,526
173	Ryanair Holdings plc ADR	12,243

		702,511

	Utilities - 1.7%
407	AmeriGas Partners L.P.	20,305
7,522	CenterPoint Energy, Inc.	179,926
4,740	CEZ AS	89,711
24,184	China Resources Power Holdings Co., Ltd.	38,650
308	DTE Energy Co.	30,036
1,878	Entergy Corp.	152,851
221	Exelon Corp.	8,239
2,037	FirstEnergy Corp.	71,132
7,247	Fortum Oyj	120,388
165,855	HK Electric Investments & HK Electric Investments Ltd.(2)	158,880
2,865	Hokuriku Electric Power Co.	33,984
17,122	Iberdrola S.A.	117,644
1,708	Korea Electric Power Corp.	93,511
214	Pinnacle West Capital Corp.	16,878
1,817	Xcel Energy, Inc.	79,912

		1,212,047

	Total Common Stocks (cost $13,100,416)	13,807,877

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Convertible Bonds - 0.0%
	Insurance - 0.0%
	MGIC Investment Corp.
$ 10,000	2.00%, 04/01/2020		$12,075

	Oil & Gas - 0.0%
	Cobalt International Energy, Inc.
20,000	2.63%, 12/01/2019		8,938

	Total Convertible Bonds (cost $28,663)		21,013

Exchange Traded Funds - 8.7%
	Other Investment Pools & Funds - 8.7%
32,100	iShares iBoxx $ High Yield Corporate Bond ETF		2,741,661
14,300	iShares JP Morgan USD Emerging Markets Bond ETF		1,661,517
6,600	PowerShares Senior Loan Portfolio		153,120
43,700	SPDR Barclays High Yield Bond ETF		1,575,822

	Total Exchange Traded Funds (cost $5,737,633)		6,132,120

	Total Long-Term Investments (cost $70,690,696)		70,896,777
Short-Term Investments - 4.0%
	Other Investment Pools & Funds - 4.0%
2,846,967	Federated Prime Obligations Fund		2,846,967

	Total Short-Term Investments (cost $2,846,967)		2,846,967

	Total Investments Excluding Purchased Options (cost $73,537,663)	104.5%	$73,743,744
	Total Purchased Options (cost $148,789)	0.1%	$126,849

	Total Investments (cost $73,686,452)^	104.6%	$73,870,593
	Other Assets and Liabilities	(4.6)%	(3,281,086)

	Total Net Assets	100.0%	$70,589,507

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,017,652
Unrealized Depreciation	(2,833,511)

Net Unrealized Appreciation	$184,141

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $13,283,791, which represents 18.8% of total net assets.

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $1,998,305, which represents 2.8% of total net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $75,433 at July 31, 2016.
(7)	This security may pay interest in additional principal instead of cash.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2016.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2016, the aggregate value of the unfunded commitment was $194,756, which rounds to zero percent of total net assets.
(11)	Represents or includes a TBA transaction.

OTC Option Contracts Outstanding at July 31, 2016
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
USD Call/BRL Put	GSC	3.33 BRL per USD	10/14/16	USD	101,000	$2,756	$3,547	$(791)
USD Call/IDR Put	BOA	13,280.00 IDR per USD	10/31/16	USD	73,000	1,384	1,482	(98)
USD Call/TRY Put	GSC	2.95 TRY per USD	10/12/16	USD	112,000	4,337	2,487	1,850

Total Calls					286,000	$8,477	$7,516	$961

Puts
CNH Put/JPY Call	JPM	15.34 JPY per CNH	09/29/16	CNH	759,000	$2,372	$2,295	$77
S&P 500 Index Put		2,125.00 USD	10/21/16	USD	32	116,000	138,977	(22,977)

Total Puts					759,032	$118,372	$141,272	$(22,900)

Total purchased option contracts					1,045,032	$126,849	$148,788	$(21,939)

Written option contracts:
Puts
S&P 500 Index Put		2,000.00 USD	10/21/16	USD	(32)	$(51,520)	$(64,543)	$13,023

Total written option contracts					(32)	$(51,520)	$(64,543)	$13,023

OTC Swaption Contracts Outstanding at July 31, 2016

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.XOV.25	BNP	337.50 EUR	08/17/16	EUR	(2,290,000)	$(27,442)	$(29,641)	$2,199

Written swaption contracts:
Puts
Credit Default Swaption ITRAXX.XOV.25	BNP	337.50 EUR	08/17/16	EUR	(2,290,000)	$(8,591)	$(17,734)	$9,143

Total written swaption contracts					(4,580,000)	$(36,033)	$(47,375)	$11,342

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollar 3-Month Future	27	12/18/2017	$6,675,970	$6,685,537	$9,567
NIKKEI 225 Index Future	10	09/08/2016	1,637,574	1,627,873	(9,701)
U.S. Treasury 10-Year Note Future	1	09/21/2016	130,955	133,047	2,092
U.S. Treasury Long Bond Future	5	09/21/2016	827,476	872,188	44,712
U.S. Treasury Ultra Long Term Bond Future	8	09/21/2016	1,436,218	1,524,250	88,032

Total					$134,702

Short position contracts:
EURO STOXX 50 Future	22	09/16/2016	$667,493	$733,699	$(66,206)
Eurodollar 3-Month Future	27	09/17/2018	6,669,437	6,679,800	(10,363)
FTSE 100 Index Future	9	09/16/2016	711,947	795,241	(83,294)
Hang Seng Index Future	12	08/30/2016	1,689,898	1,683,904	5,994
S&P 500 (E-Mini) Future	22	09/16/2016	2,295,877	2,385,020	(89,143)
STOXX Europe 600 Future	154	09/16/2016	2,701,425	2,931,230	(229,805)
U.S. Treasury 2-Year Note Future	29	09/30/2016	6,345,230	6,351,000	(5,770)
U.S. Treasury 5-Year Note Future	16	09/30/2016	1,951,450	1,952,250	(800)
Yen Denom NIKKEI Future	9	09/08/2016	735,147	719,753	15,394

Total					$(463,993)

Total futures contracts					$(329,291)

TBA Sale Commitments Outstanding at July 31, 2016
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)

FNMA, 3.50%	$800,000	08/01/2046	$(844,938)	$(1,434)

Total (proceeds $843,504)			$(844,938)	$(1,434)

At July 31, 2016, the aggregate market value of these securities represents (1.2)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06-1	JPM	USD	1,793	(0.18%)	07/25/45	$43	$—	$40	$(3)
ABX.HE.AAA.06-1	JPM	USD	5,378	(0.18%)	07/25/45	126	—	120	(6)
ABX.HE.AAA.07-1	MSC	USD	266,089	(0.09%)	08/25/37	63,794	—	65,612	1,818
CMBX.NA.A.7	JPM	USD	170,000	(2.00%)	01/17/47	—	(3,383)	7,219	10,602
CMBX.NA.A.7	JPM	USD	20,000	(2.00%)	01/17/47	—	(37)	849	886
CMBX.NA.AA.2	CSI	USD	134,738	(0.15%)	03/15/49	35,428	—	55,744	20,316
CMBX.NA.AA.7	CSI	USD	290,000	(1.50%)	01/17/47	—	(67)	6,632	6,699
CMBX.NA.AA.7	CSI	USD	70,000	(1.50%)	01/17/47	—	(559)	1,601	2,160
CMBX.NA.AA.7	CSI	USD	70,000	(1.50%)	01/17/47	88	—	1,601	1,513
CMBX.NA.AA.7	MSC	USD	50,000	(1.50%)	01/17/47	2,037	—	1,143	(894)
CMBX.NA.AA.7	MSC	USD	35,000	(1.50%)	01/17/47	2,416	—	801	(1,615)
CMBX.NA.AA.8	BCLY	USD	35,000	(1.50%)	10/17/57	2,584	—	1,484	(1,100)
CMBX.NA.AAA.9	MSC	USD	20,000	(0.50%)	09/17/58	794	—	864	70
CMBX.NA.AJ.2	JPM	USD	135,285	(1.09%)	03/15/49	9,777	—	20,683	10,906
CMBX.NA.AJ.2	JPM	USD	25,366	(1.09%)	03/15/49	2,052	—	3,878	1,826
CMBX.NA.AJ.3	GSC	USD	214,636	(1.47%)	12/13/49	39,052	—	63,480	24,428
CMBX.NA.AJ.4	JPM	USD	358,224	(0.96%)	02/17/51	61,799	—	97,899	36,100
CMBX.NA.AJ.4	GSC	USD	34,540	(0.96%)	02/17/51	9,257	—	9,439	182

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

CMBX.NA.AM.4	CSI	USD	25,000	(0.50%)	02/17/51	680	—	690	10
CMBX.NA.AM.4	JPM	USD	155,000	(0.50%)	02/17/51	6,533	—	4,279	(2,254)
CMBX.NA.AS.6	CSI	USD	130,000	(1.00%)	05/11/63	218	—	$781	563
CMBX.NA.AS.6	CSI	USD	65,000	(1.00%)	05/11/63	521	—	391	(130)
CMBX.NA.AS.7	CSI	USD	135,000	(1.00%)	01/17/47	562	—	1,859	1,297
CMBX.NA.AS.7	GSC	USD	275,000	(1.00%)	01/17/47	7,929	—	3,574	(4,355)
CMBX.NA.AS.8	DEUT	USD	30,000	(1.00%)	10/17/57	2,233	—	991	(1,242)
CMBX.NA.BBB.7	GSC	USD	15,000	(3.00%)	01/17/47	1,064	—	1,036	(28)
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)	01/17/47	1,863	—	1,727	(136)
CMBX.NA.BBB.7	CSI	USD	25,000	(3.00%)	01/17/47	1,938	—	1,727	(211)
CMBX.NA.BBB.7	GSC	USD	20,000	(3.00%)	01/17/47	1,841	—	1,335	(506)
CMBX.NA.BBB.7	CSI	USD	45,000	(3.00%)	01/17/47	3,692	—	3,108	(584)
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)	01/17/47	2,430	—	1,726	(704)
CMBX.NA.BBB.7	MSC	USD	25,000	(3.00%)	01/17/47	2,500	—	1,668	(832)
CMBX.NA.BBB.7	GSC	USD	40,000	(3.00%)	01/17/47	3,896	—	2,763	(1,133)
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)	01/17/47	3,171	—	1,727	(1,444)
CMBX.NA.BBB.7	GSC	USD	25,000	(3.00%)	01/17/47	3,557	—	1,727	(1,830)
CMBX.NA.BBB.7	MSC	USD	35,000	(3.00%)	01/17/47	4,322	—	2,417	(1,905)
CMBX.NA.BBB.7	MSC	USD	365,000	(3.00%)	01/17/47	33,238	—	24,663	(8,575)

Total						$311,435	$(4,046)	$397,278	$89,889

Sell protection:
CDX.EMS.25	BNP	USD	351,000	1.00%	06/20/21	$—	$(29,266)	$(24,668)	$4,598
CMBX.NA.AA.2	BOA	USD	65,328	0.15%	03/15/49	—	(24,252)	(27,028)	(2,776)
CMBX.NA.AAA.6	MLI	USD	301,993	0.50%	05/11/63	—	(9,721)	(2,938)	6,783
CMBX.NA.AAA.6	CSI	USD	874,979	0.50%	05/11/63	—	(14,178)	(8,513)	5,665
CMBX.NA.AAA.6	DEUT	USD	104,997	0.50%	05/11/63	—	(1,637)	(1,021)	616
CMBX.NA.BB.6	CSI	USD	145,000	5.00%	05/11/63	—	(16,941)	(15,010)	1,931
CMBX.NA.BB.6	CSI	USD	48,000	5.00%	05/11/63	755	—	(4,970)	(5,725)
CMBX.NA.BB.8	GSC	USD	70,000	5.00%	10/17/57	—	(23,595)	(15,455)	8,140
CMBX.NA.BB.8	MSC	USD	75,000	5.00%	10/17/57	—	(23,082)	(16,559)	6,523
CMBX.NA.BB.8	GSC	USD	70,000	5.00%	10/17/57	—	(21,063)	(15,455)	5,608
CMBX.NA.BB.8	CSI	USD	25,000	5.00%	10/17/57	—	(4,433)	(5,520)	(1,087)
CMBX.NA.BB.8	GSC	USD	125,000	5.00%	10/17/57	—	(26,338)	(27,599)	(1,261)
CMBX.NA.BB.8	GSC	USD	25,000	5.00%	10/17/57	—	(4,019)	(5,520)	(1,501)
CMBX.NA.BB.8	MSC	USD	85,000	5.00%	10/17/57	—	(9,801)	(18,767)	(8,966)
CMBX.NA.BB.8	BCLY	USD	115,000	5.00%	10/17/57	—	(13,662)	(25,390)	(11,728)
CMBX.NA.BB.8	MLI	USD	115,000	5.00%	10/17/57	—	(10,572)	(25,391)	(14,819)
CMBX.NA.BB.8	GSC	USD	110,000	5.00%	10/17/57	—	(5,721)	(24,286)	(18,565)
CMBX.NA.BB.8	BCLY	USD	130,000	5.00%	10/17/57	—	(7,870)	(28,703)	(20,833)
CMBX.NA.BB.8	BCLY	USD	210,000	5.00%	10/17/57	—	(23,615)	(46,366)	(22,751)
CMBX.NA.BB.9	GSC	USD	35,000	5.00%	09/15/58	—	(9,789)	(8,596)	1,193
CMBX.NA.BB.9	GSC	USD	15,000	5.00%	09/15/58	—	(4,195)	(3,684)	511
CMBX.NA.BB.9	GSC	USD	15,000	5.00%	09/15/58	—	(4,159)	(3,684)	475
CMBX.NA.BB.9	CSI	USD	270,000	5.00%	09/17/58	—	(74,468)	(66,311)	8,157
CMBX.NA.BB.9	MSC	USD	270,000	5.00%	09/17/58	—	(74,468)	(66,311)	8,157
CMBX.NA.BB.9	GSC	USD	275,000	5.00%	09/17/58	—	(75,319)	(67,540)	7,779
CMBX.NA.BB.9	CSI	USD	270,000	5.00%	09/17/58	—	(73,686)	(66,312)	7,374
CMBX.NA.BB.9	GSC	USD	171,000	5.00%	09/17/58	—	(47,963)	(41,998)	5,965
CMBX.NA.BB.9	JPM	USD	20,000	5.00%	09/17/58	—	(5,499)	(4,912)	587
CMBX.NA.BB.9	MLI	USD	15,000	5.00%	09/17/58	—	(4,238)	(3,684)	554
CMBX.NA.BB.9	MLI	USD	15,000	5.00%	09/17/58	—	(4,124)	(3,684)	440
CMBX.NA.BBB.8	GSC	USD	80,000	3.00%	10/17/57	—	(11,795)	(11,939)	(144)
PrimeX.ARM.2	JPM	USD	216,680	4.58%	12/25/37	6,527	—	9,100	2,573
PrimeX.ARM.2	JPM	USD	72,553	4.58%	12/25/37	2,097	—	3,047	950

Total						$9,379	$(659,469)	$(675,667)	$(25,577)

Total traded indices						$320,814	$(663,515)	$(278,389)	$64,312

Credit default swaps on single-name issues:
Buy protection:
Brazil (Federated Republic of)	BCLY	USD	850,000	(1.00%)/2.85%	06/20/21	$121,095	$—	$70,275	$(50,820)
Brazilian Government International Bond	GSC	USD	40,000	(1.00%)/2.85%	06/20/21	4,394	—	3,307	(1,087)

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Colombian Government International Bond	GSC	USD	20,000	(1.00%)/1.94%	06/20/21	1,202	—	845	(357)
United Mexican States	GSC	USD	45,000	(1.00%)/0.66%	06/20/18	—	(169)	(343)	(174)
United Mexican States	BCLY	USD	65,000	(1.00%)/0.66%	06/20/18	—	(208)	$(496)	(288)
United Mexican States	BNP	USD	150,000	(1.00%)/1.50%	06/20/21	5,500	—	3,349	(2,151)

Total						$132,191	$(377)	$76,937	$(54,877)

Credit default swaps on single-name issues:
Sell protection:
Brazilian Government International Bond	GSC	USD	90,000	1.00%/2.85%	06/20/21	$—	$(8,390)	$(7,441)	$949
Russian Government International Bond	CBK	USD	90,000	1.00%/1.94%	06/20/21	—	(6,262)	(3,056)	3,206

Total						$—	$(14,652)	$(10,497)	$4,155

Total single-name issues						$132,191	$(15,029)	$66,440	$(50,722)

Total OTC contracts						$453,005	$(678,544)	$(211,949)	$13,590

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.25	USD	118,800	(5.00%)	12/20/20	$(4,079)	$(6,135)	$(2,056)
CDX.NA.HY.26	USD	4,611,000	5.00%	06/20/21	156,161	213,476	57,315
CDX.NA.HY.26	USD	65,000	5.00%	06/20/21	1,686	3,009	1,323
CDX.NA.HY.26	USD	1,345,000	(5.00%)	06/20/21	(27,286)	(62,269)	(34,983)
CDX.NA.HY.26	USD	2,865,000	(5.00%)	06/20/21	(47,406)	(132,641)	(85,235)
CDX.NA.IG.26	USD	60,000	1.00%	06/20/21	798	816	18
CDX.NA.IG.26	USD	627,000	(1.00%)	06/20/21	(4,916)	(8,528)	(3,612)
ITRAXX.XOV.25	EUR	229,000	(5.00%)	06/20/21	(19,317)	(21,403)	(2,086)

Total					$55,641	$(13,675)	$(69,316)

Total					$55,641	$(13,675)	$(69,316)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Cross Currency Swap Contracts Outstanding at July 31, 2016

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Fixed Rate equal to 3.21% based on the notional amount of currency received	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/21/21	DEUT	USD 29,832	CNH 195,000	$—	$(219)	$408	$627
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 3.21% based on the notional amount of currency received	09/21/21	DEUT	CNH 195,000	USD 29,832	219	—	(537)	(756)

Total						$219	$(219)	$(129)	$(129)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2016

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.89% Fixed	CPURNSA	USD	2,166,000	07/15/24	$—	$—	$(38,233)	$(38,233)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2016

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	1.63% Fixed	USD	802,000	06/15/26	$—	$—	$(23,082)	$(23,082)

OTC Total Return Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid High Yield	GSC	USD	1,536,000	(3M LIBOR + 2.37%)	09/20/16	$—	$(16)	$38,518	$38,534
iShares iBoxx $ High Yield Corporate Bond ETF	GSC	USD	681,690	(1M LIBOR + 0.85%)	08/29/16	—	—	479	479
iShares iBoxx $ High Yield Corporate Bond ETF	GSC	USD	1,670,000	(1M LIBOR + 2.37%)	09/20/16	—	(90)	48,539	48,629
Russel 1000 Value Index	BOA	USD	2,116,932	(1M LIBOR + 12.36%)	05/31/17	—	—	(5,225)	(5,225)
Russel 1000 Value Index	BOA	USD	2,136,015	(1M LIBOR + 12.27%)	05/31/17	—	—	(5,272)	(5,272)

Total						$—	$(106)	$77,039	$77,145

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
BRL	Buy	08/02/16	GSC	$226,565	$228,692	$2,127
BRL	Buy	08/02/16	GSC	50,699	50,855	156
BRL	Buy	08/02/16	CIB	280,025	279,547	(478)
BRL	Buy	08/17/16	GSC	48,928	49,050	122
BRL	Sell	08/02/16	GSC	280,025	279,547	478
BRL	Sell	08/02/16	CIB	268,280	279,546	(11,266)
BRL	Sell	08/17/16	BNP	57,929	61,313	(3,384)
BRL	Sell	08/17/16	MSC	229,334	265,180	(35,846)
BRL	Sell	09/02/16	GSC	224,267	226,250	(1,983)
CHF	Sell	08/31/16	BOA	622,478	634,651	(12,173)
CNY	Buy	09/21/16	SSG	29,008	29,252	244
COP	Sell	09/21/16	SSG	54,866	52,978	1,888
COP	Sell	09/21/16	SSG	33,309	31,736	1,573
EUR	Buy	08/31/16	MSC	246,972	250,728	3,756
EUR	Buy	08/31/16	SSG	127,551	128,722	1,171
EUR	Buy	03/15/17	DEUT	1,099,656	1,110,051	10,395
EUR	Buy	03/15/17	BOA	104,927	107,278	2,351
EUR	Buy	03/15/17	CBK	22,200	22,585	385
EUR	Buy	03/15/17	JPM	5,605	5,646	41
EUR	Buy	03/15/17	UBS	68,797	67,755	(1,042)
EUR	Buy	03/15/17	BOA	108,861	107,279	(1,582)
EUR	Sell	08/31/16	RBS	22,388	22,387	1
EUR	Sell	08/31/16	CBK	11,097	11,193	(96)
EUR	Sell	08/31/16	SSG	947,100	963,735	(16,635)
EUR	Sell	09/21/16	UBS	62,489	61,625	864
EUR	Sell	03/15/17	BOA	179,602	180,680	(1,078)
EUR	Sell	03/15/17	BOA	924,421	935,018	(10,597)
EUR	Sell	03/15/17	BOA	290,269	304,897	(14,628)
GBP	Sell	08/31/16	SCB	599,589	601,137	(1,548)
GBP	Sell	08/31/16	CBK	244,747	247,604	(2,857)
HUF	Buy	08/15/16	SCB	11,275	11,142	(133)
HUF	Sell	08/15/16	SCB	27,737	27,410	327
IDR	Buy	08/03/16	SSG	16,079	16,063	(16)
IDR	Buy	08/03/16	SSG	16,079	16,063	(16)
IDR	Buy	09/21/16	GSC	141,233	144,887	3,654
IDR	Sell	09/21/16	SCB	35,088	36,222	(1,134)
IDR	Sell	09/21/16	DEUT	35,037	36,222	(1,185)
IDR	Sell	09/21/16	HSBC	70,460	72,443	(1,983)
IDR	Sell	09/21/16	SCB	169,038	172,579	(3,541)
INR	Buy	08/31/16	BOA	557,089	559,323	2,234
JPY	Buy	08/15/16	CBK	288,232	294,446	6,214
JPY	Sell	08/15/16	MSC	267,562	294,445	(26,883)
JPY	Sell	08/31/16	CSFB	1,953,799	2,027,164	(73,365)
JPY	Sell	01/11/17	CBK	386,380	394,686	(8,306)
MXN	Sell	09/21/16	RBC	124,035	121,461	2,574
MYR	Sell	09/21/16	JPM	114,593	111,678	2,915
NOK	Sell	08/31/16	BOA	114,907	116,043	(1,136)
PHP	Buy	09/21/16	JPM	855	847	(8)
PLN	Sell	09/21/16	CBK	78,382	77,143	1,239
RON	Sell	09/21/16	CBK	26,612	26,653	(41)
RUB	Buy	06/21/17	CBK	9,798	9,568	(230)
RUB	Sell	06/21/17	CBK	68,156	66,552	1,604
THB	Buy	09/21/16	BCLY	67,499	68,262	763
THB	Sell	09/21/16	BOA	74,400	75,145	(745)
THB	Sell	09/21/16	SCB	86,889	87,765	(876)
THB	Sell	09/21/16	CBK	141,285	143,206	(1,921)
TRY	Buy	09/21/16	GSC	105,894	102,829	(3,065)
TRY	Sell	09/21/16	JPM	71,481	69,435	2,046
TRY	Sell	09/21/16	BOA	103,788	102,830	958
UYU	Sell	09/28/16	HSBC	208,514	206,925	1,589
UYU	Sell	09/28/16	HSBC	41,012	42,976	(1,964)

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

ZAR	Sell	09/21/16	JPM	94,475	$97,890	(3,415)
ZAR	Sell	09/21/16	SCB	127,069	137,103	(10,034)

Total						$(203,521)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
BRL	Brazilian Real
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poors

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

iBoxx	Markit i Boxx indices - Euro, Sterling, Asian, US Dollar and European high-yield bond markets
Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange Traded Fund
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$3,465,544	$—	$3,465,544	$—
Corporate Bonds	17,739,453	—	17,739,453	—
Foreign Government Obligations	2,992,457	—	2,992,457	—
Municipal Bonds	239,488	—	239,488	—
Senior Floating Rate Interests	12,037,510	—	12,037,510	—
U.S. Government Agencies	3,639,781	—	3,639,781	—
Equity Linked Securities	7,970,974	—	—	7,970,974
U.S. Government Securities	2,850,560	—	2,850,560	—
Common Stocks
Automobiles & Components	228,562	118,960	109,602	—
Banks	481,982	159,286	322,696	—
Capital Goods	816,745	—	816,745	—
Commercial & Professional Services	628,943	17,454	611,489	—
Consumer Durables & Apparel	186,485	—	186,485	—
Consumer Services	286,610	126,690	159,920	—
Diversified Financials	116,170	—	116,170	—
Energy	1,400,976	1,300,914	100,062	—
Food & Staples Retailing	332,304	200,522	131,782	—
Food, Beverage & Tobacco	718,898	66,317	652,581	—
Health Care Equipment & Services	229,847	12,740	217,107	—
Household & Personal Products	161,920	—	161,920	—
Insurance	769,929	169,908	600,021	—
Materials	75,985	14,901	61,084	—
Media	202,974	—	202,974	—
Pharmaceuticals, Biotechnology & Life Sciences	1,078,719	620,568	458,151	—
Real Estate	1,628,611	957,628	670,983	—
Retailing	449,507	170,438	279,069	—
Semiconductors & Semiconductor Equipment	235,546	190,830	44,716	—
Software & Services	409,548	161,029	248,519	—
Technology Hardware & Equipment	478,703	245,776	232,927	—
Telecommunication Services	974,355	635,396	338,959	—
Transportation	702,511	157,748	544,763	—
Utilities	1,212,047	559,279	652,768	—
Convertible Bonds	21,013	—	21,013	—
Exchange Traded Funds	6,132,120	6,132,120	—	—
Short-Term Investments	2,846,967	2,846,967	—	—
Purchased Options	126,849	116,000	10,849	—
Foreign Currency Contracts(2)	51,669	—	51,669	—
Futures Contracts(2)	165,791	165,791	—	—
Swaps - Credit Default(2)	266,766	—	266,766	—
Swaps - Cross Currency(2)	627	—	627	—
Swaps - Total Return(2)	87,642	—	87,642	—

Total	$74,443,088	$15,147,262	$51,324,852	$7,970,974

Liabilities
Foreign Currency Contracts(2)	$(255,190)	$—	$(255,190)	$—
Futures Contracts(2)	(495,082)	(495,082)	—	—
Swaps - Credit Default(2)	(322,492)	—	(322,492)	—
Swaps - Cross Currency(2)	(756)	—	(756)	—
Swaps - Interest Rate(2)	(61,315)	—	(61,315)	—
Swaps - Total Return(2)	(10,497)	—	(10,497)	—
TBA Sale Commitments	(844,938)	—	(844,938)	—
Written Options	(87,553)	—	(87,553)	—

Total	$(2,077,823)	$(495,082)	$(1,582,741)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Equity Linked Securities	Total
Beginning balance	$-	$-
Purchases	7,697,314	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	273,660	273,660
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-
Ending balance	$7,970,974	$7,970,974

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $273,660.

(1) Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Municipal Income Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 94.9%
	Alabama - 1.0%
	Alabama 21st Century Auth Rev
$ 145,000	5.00%, 06/01/2021	$169,949

	Alaska - 0.7%
	CIVICVentures, AK, Rev
100,000	5.00%, 09/01/2023	120,585

	Arizona - 1.5%
	Salt Verde Financial Corp. Rev
200,000	5.00%, 12/01/2037	255,692

	California - 7.6%
	Abag Finance Authority for Nonprofit Corps. Rev
250,000	6.00%, 08/01/2030	306,505
	Alameda Corridor, CA, Transportation Auth Rev
170,000	0.00%, 10/01/2018(1)	163,999
	California County, CA, Tobacco Securitization Agency
100,000	5.00%, 06/01/2020	112,971
	California Health Facilities Financing Auth Rev
250,000	5.88%, 07/01/2025	288,155
	Elk Grove Finance Auth Special Tax
45,000	5.00%, 09/01/2032	54,370
	Orange County Community Facs Dist Special Tax
100,000	5.00%, 08/15/2023	121,272
	San Joaquin Hills Transportation Corridor Agency
255,000	0.00%, 01/15/2025(1)	207,575

		1,254,847

	Colorado - 1.6%
	Colorado Health Facilities Auth Rev
110,000	2.00%, 09/01/2018	111,573
	E-470 Public Highway Auth Rev
25,000	5.00%, 09/01/2019	27,886
	Park Creek, CO, Metropolitan Dist Rev
100,000	5.00%, 12/01/2023	120,502

		259,961

	Connecticut - 2.9%
	City of Hartford, CT, GO
50,000	5.00%, 07/01/2027	61,001
	Connecticut State Health & Educational Fac Auth
100,000	3.25%, 09/01/2021	100,812
	Town of Hamden, CT, GO
250,000	5.00%, 08/15/2025	313,342

		475,155

	Florida - 3.3%
	Broward County, FL, Airport System Rev
100,000	5.00%, 10/01/2020	115,114
	County of Lee, FL, Airport Rev
125,000	5.00%, 10/01/2032	150,441
100,000	5.00%, 10/01/2033	119,810
	County of Miami-Dade, FL, Aviation Rev
15,000	5.00%, 10/01/2029	18,121
15,000	5.00%, 10/01/2031	17,944
20,000	5.00%, 10/01/2032	23,854
20,000	5.00%, 10/01/2033	23,782
	County of Miami-Dade, FL, Seaport Department Rev
65,000	5.00%, 10/01/2023	77,709

		546,775

	Georgia - 0.4%
	Burke County, GA, Development Auth Rev
70,000	2.35%, 10/01/2032(2)	72,529

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Idaho - 1.6%
	Idaho Housing & Finance Association Rev
$ 250,000	5.00%, 07/15/2017	$260,135

	Illinois - 22.1%
	Chicago Midway International Airport Rev
250,000	5.00%, 01/01/2041	285,315
	Chicago O’Hare International Airport Rev
100,000	5.00%, 01/01/2029	122,078
	Chicago, IL, Park Dist, GO
250,000	5.00%, 01/01/2020	270,702
	Chicago, IL, Transit Auth Rev
75,000	5.00%, 06/01/2020	84,400
160,000	5.25%, 12/01/2024	185,976
	City of Chicago, IL, GO
250,000	5.00%, 01/01/2026	258,310
	City of Chicago, IL, Waterworks Rev
105,000	5.00%, 11/01/2018	113,443
	Cook County Community High School Dist No 212 Leyden
170,000	5.00%, 12/01/2030	201,487
	County of Cook, IL, GO
105,000	5.00%, 11/15/2028	115,327
	Illinois Finance Auth Rev
90,000	4.50%, 05/15/2020	94,487
15,000	5.00%, 07/01/2018	16,231
150,000	5.00%, 11/15/2030	182,039
150,000	5.00%, 02/15/2033(3)	171,752
245,000	5.00%, 08/15/2035	287,968
150,000	5.00%, 10/01/2041	179,885
	Illinois State FA Rev
30,000	5.00%, 02/15/2041(3)	33,981
	Kane McHenry Cook & DeKalb Counties, IL, USD GO
100,000	5.00%, 01/01/2023	119,828
	Kendall Kane & Will County, IL, USD GO
150,000	5.00%, 02/01/2024	184,338
	Metropolitan Pier & Exposition Auth
125,000	0.00%, 06/15/2020(1)	113,464
	Regional Transportation Auth Rev
125,000	6.25%, 07/01/2022	158,141
	State of Illinois, GO
100,000	5.00%, 07/01/2017	103,423
250,000	5.00%, 05/01/2029	276,662
	University of Illinois, IL, Auxiliary Facs, Rev
90,000	5.00%, 04/01/2024	107,005

		3,666,242

	Indiana - 0.6%
	Indianapolis Airport Auth Rev
85,000	4.75%, 01/01/2030	93,229

	Louisiana - 3.1%
	Louisiana Public Facilities Auth Rev
100,000	5.00%, 05/15/2047	118,099
40,000	6.38%, 05/15/2031	50,123
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
100,000	6.00%, 11/15/2030	110,314
	Louisiana State Public Facilities Auth Rev
100,000	5.00%, 05/15/2035	118,389
	Louisiana State, Local Gov’t Environmental Facilities & Community Development Auth
100,000	5.75%, 11/15/2030	108,445

		505,370

	Massachusetts - 1.3%
	Massachusetts State PA
200,000	4.00%, 07/01/2046	216,320

	Michigan - 3.0%
	Michigan Finance Auth

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 150,000	5.00%, 04/01/2019(3)	$164,802
100,000	5.00%, 07/01/2035	116,812
100,000	5.00%, 05/15/2038	115,924
	State of Michigan
50,000	5.00%, 03/15/2027(3)	64,252
	Wayne County, MI, Airport Auth Rev
35,000	5.00%, 12/01/2030	42,925

		504,715

	Minnesota - 1.5%
	City of Rochester, MN, Healthcare & Housing Rev Fac
100,000	4.00%, 12/01/2019	105,381
	Duluth, MN, Independent School District No. 709
20,000	4.00%, 02/01/2027(3)	23,225
	Saint Paul, MN, Housing & Redev Auth Healthcare Rev
50,000	5.25%, 11/15/2028	56,829
	Sartell, MN, Independent School Dist No 748
100,000	0.00%, 02/01/2035(1)	56,067

		241,502

	Nebraska - 0.7%
	Central Plains, NE, Energy Proj Gas Rev
100,000	5.25%, 12/01/2021	118,287

	Nevada - 2.2%
	Clark County, NV
95,000	2.25%, 12/01/2019	97,522
	Clark County, School Dist, GO
250,000	5.00%, 06/15/2022	265,373

		362,895

	New Jersey - 4.8%
	City of Bayonne NJ
205,000	5.00%, 07/01/2034	247,341
	New Jersey Educational Facilities Auth Rev
285,000	5.00%, 09/01/2019	309,328
	New Jersey Health Care Facilities Financing Auth Rev
150,000	5.00%, 07/01/2022	179,683
50,000	5.25%, 07/01/2026	58,457

		794,809

	New York - 7.5%
	Liberty, NY, Corp. Development Goldman Sachs Headquarters
100,000	5.25%, 10/01/2035	135,599
	Long Island Power Auth
40,000	1.21%, 05/01/2033(2)	40,187
	Metropolitan Transportation Auth, NY, Rev
100,000	5.25%, 11/15/2036	128,035
70,000	5.25%, 11/15/2040	81,482
	New York City Transitional Finance Authority Future Tax Secured Rev
130,000	5.00%, 11/01/2038	157,150
	New York City Trust for Cultural Resources
30,000	4.00%, 04/01/2031(3)	35,311
	New York City Water & Sewer System
100,000	5.00%, 06/15/2043	115,958
	New York State Dormitory Auth Rev
150,000	5.00%, 03/15/2031	188,038
100,000	5.00%, 05/01/2043	118,145
	New York Transportation Development Corp. Rev
75,000	5.00%, 08/01/2018	79,507
	Town of Oyster Bay, NY, GO
90,000	3.00%, 08/15/2016	90,066
80,000	3.00%, 08/15/2020	79,309

		1,248,787

	Ohio - 5.0%
	American Municipal Power, Inc.
200,000	4.00%, 02/15/2036	219,958

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Buckeye, OH, Tobacco Settlement FA
$ 250,000	6.00%, 06/01/2042	$249,000
150,000	6.50%, 06/01/2047	153,519
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022(3)	70,480
55,000	5.00%, 01/01/2023(3)	64,424
	County of Montgomery, OH
70,000	5.00%, 05/01/2039	74,880

		832,261

	Other U.S. Territories - 0.3%
	Puerto Rico Electric Power Auth
75,000	5.25%, 07/01/2027	50,250

	Pennsylvania - 4.8%
	Montgomery County Industrial Development Auth Rev
100,000	5.00%, 12/01/2025	122,547
	Pennsylvania Higher Educational Facilities Auth Rev
150,000	5.00%, 05/01/2025(3)	188,396
	Pennsylvania State Turnpike Commission Rev
250,000	1.42%, 12/01/2021(2)	249,297
90,000	5.00%, 12/01/2031	110,375
	The School District of Philadelphia
115,000	5.00%, 09/01/2019	125,643

		796,258

	Puerto Rico - 0.8%
	Commonwealth of Puerto Rico
200,000	6.00%, 07/01/2039	127,000

	Rhode Island - 1.2%
	Rhode Island Housing & Mortgage Finance Corp., RI, Rev
180,000	4.00%, 10/01/2032	194,594

	Texas - 12.7%
	Central Texas Turnpike System Rev
250,000	5.00%, 08/15/2042	290,685
	City of Austin, TX, Airport System Rev
200,000	5.00%, 11/15/2031	236,208
	Dallas/Fort Worth, TX, International Airport Rev
250,000	5.00%, 11/01/2043	278,532
	Harris County-Houston Sports Auth Rev
100,000	5.00%, 11/15/2020	116,729
	Kerrville Health Facs Dev Corp.
75,000	5.00%, 08/15/2023	87,603
	Lower Colorado River, TX, Auth Rev
150,000	5.00%, 05/15/2040	178,620
	New Hope Cultural Education Facilities Finance Corp.
100,000	5.00%, 11/01/2031(3)	115,416
	North Texas Tollway Auth Rev
185,000	6.25%, 01/01/2039	209,182
	Northside Independent School Dist
180,000	1.65%, 08/01/2045(2)	182,878
	Tarrant County, TX, Cultural Education Facs Financing Corp.
100,000	4.50%, 11/15/2021	101,742
	Texas Municipal Gas Acquisition & Supply Corp. Rev
250,000	5.25%, 12/15/2025	308,262

		2,105,857

	Virginia - 0.6%
	Wise County Industrial Development Auth Rev
90,000	1.88%, 11/01/2040(2)	92,028

	Washington - 2.1%
	Tobacco Settlement Auth Rev
95,000	5.00%, 06/01/2017	98,212
	Washington State Health Care Fac Auth Rev
115,000	5.00%, 01/01/2026	142,923

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Washington State Housing Finance Commission Rev
$ 100,000	7.00%, 07/01/2050(4)		$108,252

			349,387

	Total Municipal Bonds (cost $15,020,419)		15,715,419

	Total Long-Term Investments (cost $15,020,419)		15,715,419

Short-Term Investments - 9.3%
	Other Investment Pools & Funds - 9.3%
1,543,220	JP Morgan Tax Free Money Market Fund		1,543,220

	Total Short-Term Investments (cost $1,543,220)		1,543,220

	Total Investments (cost $16,563,639)^	104.2%	$17,258,639
	Other Assets and Liabilities	(4.2)%	(688,142)

	Total Net Assets	100.0%	$16,570,497

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$699,347
Unrealized Depreciation	(4,347)

Net Unrealized Appreciation	$695,000

(1)	Security is a zero-coupon bond.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $924,760 at July 31, 2016.
(4)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2016, the aggregate value of this security was $108,252, which represents 0.7% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Municipal Bonds	$15,715,419	$—	$15,715,419	$—
Short-Term Investments	1,543,220	1,543,220	—	—

Total	$17,258,639	$1,543,220	$15,715,419	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 93.7%
	Alabama - 0.8%
	Alabama Federal Aid Highway Finance Auth
$ 1,615,000	5.00%, 09/01/2026	$1,920,461
	Jefferson County, AL, Sewer Rev
2,000,000	5.00%, 10/01/2017	2,077,640
	Mobile, AL, Industrial Development Board Pollution
1,540,000	1.65%, 06/01/2034(1)	1,548,501

		5,546,602

	Alaska - 0.3%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,475,200

	Arizona - 1.6%
	Arizona State Health Fac Auth
2,000,000	5.00%, 12/01/2029	2,449,520
2,000,000	5.00%, 12/01/2030	2,444,380
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265,000	6.20%, 07/15/2032	271,347
	Maricopa County Industrial Dev Auth
380,000	5.25%, 07/01/2032	394,854
	Pima County, AZ, IDA Education Rev, Legacy Traditional Charter School
1,400,000	8.50%, 07/01/2039	1,690,920
	Salt River, AZ, Agricultural Improvement
3,000,000	5.00%, 12/01/2027	3,596,910
	Salt Verde Financial Corp.
855,000	5.25%, 12/01/2020	981,489

		11,829,420

	California - 9.4%
	Alameda Corridor Transportation Auth
600,000	5.00%, 10/01/2024	744,594
500,000	5.00%, 10/01/2025	628,790
	Alhambra, CA, Unified School District
2,500,000	0.00%, 08/01/2036(2)	1,314,775
	Bay Area, CA, Toll Auth Bridge Rev
1,150,000	1.50%, 04/01/2047(1)	1,160,350
	California County, CA, Tobacco Securitization
175,000	4.00%, 06/01/2017	179,154
1,000,000	5.00%, 06/01/2022	1,176,870
	California State Communities DA Rev
955,000	1.21%, 04/01/2036(1)	821,883
1,000,000	5.63%, 10/01/2032	1,084,490
	California State GO
4,985,000	6.50%, 04/01/2033	5,747,356
	California State Health Facilities
1,500,000	6.00%, 07/01/2029	1,725,390
	California State Public Works Board, Correctional Facilities Improvement
1,000,000	6.00%, 03/01/2035	1,174,510
	California State Public Works Board, Lease Rev
2,000,000	5.25%, 10/01/2023	2,417,540
	California State Public Works Board, State University Trustees
2,000,000	6.25%, 04/01/2034	2,301,300
	California Statewide Communities Dev Auth Rev
2,500,000	5.25%, 12/01/2056	2,899,400
	Elk Grove Finance Auth Special Tax
910,000	5.00%, 09/01/2032	1,099,471
	Foothill-Eastern Transportation Corridor Agency
660,000	5.00%, 01/15/2053(1)	683,107
	Golden State Tobacco Securitization Corp.
5,000,000	5.75%, 06/01/2047	5,105,150
	Hemet, CA, Unif School Dist FA Special Tax
1,440,000	5.00%, 09/01/2030	1,688,443

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 535,000	5.00%, 09/01/2031	$624,190
	Irvine, CA, Improvement Bond Act
1,065,000	4.00%, 09/02/2016	1,068,099
	Long Beach, CA, FA Natural Gas
5,225,000	1.87%, 11/15/2027(1)	4,954,240
	Oakland, CA, Airport Rev
1,000,000	5.00%, 05/01/2026	1,162,180
	Orange County Community Fac Dist
1,000,000	5.00%, 08/15/2034	1,177,130
	Port of Oakland, CA
500,000	5.00%, 05/01/2023	597,180
	Rancho Cucamonga, CA, Redev Agency Tax
1,000,000	5.00%, 09/01/2029	1,222,730
	San Bernardino, CA, USD GO
1,150,000	5.00%, 08/01/2021	1,367,373
	San Buenaventura, CA, Community Memorial Health System
1,000,000	7.50%, 12/01/2041	1,216,690
	San Diego, CA, Redev Agency Tax Allocation
3,000,000	7.00%, 11/01/2039	3,463,710
	San Diego, CA, Unified School District
805,000	4.00%, 07/01/2034	920,260
865,000	4.00%, 07/01/2035	985,097
	San Joaquin Hills, CA, Transporation Auth
875,000	5.00%, 01/15/2029	1,049,536
	San Jose, CA, Redev Agency
2,575,000	5.00%, 08/01/2022	2,684,283
500,000	6.50%, 08/01/2023	555,115
	San Mateo Joint Powers Financing Auth
1,250,000	5.00%, 06/15/2029	1,559,812
1,250,000	5.00%, 06/15/2030	1,553,550
	Santa Cruz County, CA, Redev Agency
1,335,000	6.63%, 09/01/2029	1,578,117
	Santa Margarita, CA, Water Dist Special Tax
500,000	4.25%, 09/01/2021	557,895
500,000	5.00%, 09/01/2022	585,435
500,000	5.00%, 09/01/2023	593,810
1,095,000	5.00%, 09/01/2028	1,284,468
	Tustin, CA, Community Facilities District
775,000	5.00%, 09/01/2020	889,181
600,000	5.00%, 09/01/2021	703,578
	Twin Rivers, CA, Unif School Dist Cops
3,000,000	3.45%, 07/01/2037(1)	3,005,550

		67,311,782

	Colorado - 0.7%
	Colorado Health Fac Auth
1,330,000	1.57%, 10/01/2039(1)	1,327,273
	Denver, CO, City and County Special Fac Airport Rev
1,000,000	5.00%, 11/15/2018	1,086,260
	Park Creek Metropolitan District
2,000,000	5.00%, 12/01/2029	2,421,040

		4,834,573

	Connecticut - 2.6%
	City of Bridgeport, CT, GO
5,000,000	5.00%, 08/15/2025	6,155,050
	City of New Britain, CT, GO
475,000	5.00%, 03/01/2017	486,557
	City of New Haven, CT, GO
2,600,000	5.00%, 08/01/2024	3,206,034
	Connecticut Housing FA
895,000	4.00%, 11/15/2044	970,610
2,000,000	4.00%, 11/15/2045	2,195,620
	Connecticut State Health & Educational Fac Auth
700,000	2.88%, 09/01/2020(3)	703,878
	Hartford, CT, GO
1,850,000	5.00%, 04/01/2026	2,155,564

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	State of Connecticut, GO
$ 2,250,000	5.00%, 05/15/2025	$2,822,085

		18,695,398

	District of Columbia - 0.4%
	Metropolitan Washington, DC, Airport Auth System Rev
1,000,000	5.00%, 10/01/2020	1,156,420
1,450,000	5.00%, 10/01/2022	1,745,669

		2,902,089

	Florida - 5.0%
	Broward County, FL, School Board
2,000,000	5.00%, 07/01/2027	2,497,882
	Collier County, FL, Industrial Development Auth
200,000	6.25%, 05/15/2035(3)	208,338
500,000	6.50%, 05/15/2020(3)	502,125
500,000	7.00%, 05/15/2024(3)	579,695
	Florida Village Community Development Dist 8
2,045,000	6.38%, 05/01/2038	2,202,322
	Greater Orlando, FL, Aviation Auth
1,040,000	5.00%, 10/01/2024	1,221,241
	Highlands County, FL, Adventist Health (Prerefunded with US Gov’t Securities)
125,000	5.25%, 11/15/2036(1)	126,693
	Highlands County, FL, Health Fac Auth
1,905,000	5.25%, 11/15/2036	1,930,241
	Jacksonville, FL, Econ Development Commission
2,000,000	6.25%, 09/01/2027(3)	2,083,140
	Jacksonville, FL, Sales Tax Rev
2,700,000	5.00%, 10/01/2021	3,219,399
	Lake County, FL, School Board
2,000,000	5.00%, 06/01/2026	2,468,580
	Lakeland, FL, Retirement Community Rev
1,750,000	6.38%, 01/01/2043	1,850,327
	Magnolia Creek, FL, Community Development Dist Capital Improvement
500,000	5.90%, 05/01/2039*	107,500
	Miami Beach, FL, Redevelopment Agency
1,000,000	5.00%, 02/01/2026	1,238,430
	Miami-Dade County, FL
3,000,000	5.00%, 07/01/2032	3,714,630
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,181,960
2,500,000	5.00%, 10/01/2026	2,916,875
200,000	5.00%, 10/01/2035	226,746
	Miami-Dade County, FL, School Board
2,000,000	5.00%, 08/01/2027	2,522,480
	Orange County, FL, School Board
2,130,000	5.00%, 08/01/2026	2,585,799
	Palm Beach County, FL, Health System
1,000,000	6.75%, 06/01/2024	1,186,850
	River Bend Community Development Dist, Capital Improvement Rev
715,000	7.13%, 11/01/2015*	92,235
	Village, FL, Community Development Dist No. 11
375,000	3.25%, 05/01/2019	377,685
	Volusia County, FL, School Board
775,000	5.00%, 08/01/2025	968,704

		36,009,877

	Georgia - 0.9%
	Burke County, GA, Development Auth Rev
2,860,000	2.35%, 10/01/2032(1)	2,963,332
	Dekalb Newton and Gwinnett Counties, GA, Joint DA
1,500,000	6.00%, 07/01/2034	1,711,380

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Marietta, GA, DA Life University, Inc. Proj
$ 1,500,000	7.00%, 06/15/2030	$1,620,000

		6,294,712

	Hawaii - 0.2%
	Hawaii State Dept of Transportation
1,000,000	5.00%, 08/01/2022	1,186,690

	Idaho - 0.2%
	Idaho State Health Facilities Auth Rev
1,000,000	5.00%, 03/01/2032	1,189,060

	Illinois - 14.0%
	Aurora, IL, Tax Increment Rev
790,000	6.75%, 12/30/2027	846,509
	Chicago Midway International Airport
500,000	5.00%, 01/01/2021	575,805
1,420,000	5.00%, 01/01/2031	1,698,916
	Chicago O’Hare International Airport Rev
2,545,000	5.00%, 01/01/2030	3,100,319
	Chicago Park Dist
1,000,000	4.00%, 01/01/2017	1,012,020
500,000	5.25%, 01/01/2037	550,490
	Chicago Transit Auth
3,000,000	5.00%, 06/01/2020	3,373,620
800,000	5.25%, 12/01/2027	915,520
	Chicago, IL, Board of Education
1,510,000	5.00%, 12/01/2042	1,385,893
1,625,000	6.00%, 01/01/2020	1,722,370
	Chicago, IL, Park Dist, GO
65,000	5.00%, 01/01/2019	70,480
275,000	5.00%, 01/01/2020	297,773
700,000	5.00%, 01/01/2025	826,525
2,750,000	5.00%, 01/01/2026	3,228,665
100,000	5.00%, 01/01/2036	109,761
	Chicago, IL, Transit Auth
2,770,000	5.00%, 06/01/2021	2,811,134
	City of Chicago, IL, GO
1,700,000	4.00%, 01/01/2018	1,721,165
700,000	5.00%, 12/01/2023	726,684
2,000,000	5.00%, 01/01/2024	2,084,100
1,000,000	5.50%, 01/01/2040	1,032,560
	City of Chicago, IL, Wastewater Transmission Rev
715,000	5.00%, 01/01/2028	842,692
1,785,000	5.00%, 01/01/2029	2,094,965
	City of Chicago, IL, Waterworks Rev
615,000	5.00%, 11/01/2017	621,089
135,000	5.00%, 11/01/2023	157,881
1,000,000	5.00%, 11/01/2027	1,215,590
1,020,000	5.00%, 11/01/2028	1,203,059
	Cook County, IL, Community Consolidated School Dist
3,465,000	5.00%, 12/01/2024	4,246,773
	Cook County, IL, Community High School Dist No. 212 Leyden
1,775,000	5.00%, 12/01/2026	2,134,792
	Cook County, IL, GO
3,415,000	5.00%, 11/15/2027	4,188,293
	Illinois FA Rev, Art Institute of Chicago
1,400,000	6.00%, 03/01/2038	1,575,392
	Illinois FA Rev, Depaul University Rev
700,000	5.00%, 10/01/2028	874,685
	Illinois FA Rev, Silver Cross Hospital and Medicine
3,000,000	5.50%, 08/15/2030	3,205,080
	Illinois Finance Auth
1,000,000	5.00%, 11/15/2023	1,234,400
	Illinois Metropolitan Pier & Exposition Auth
4,000,000	0.00%, 12/15/2024(2)	3,079,600
	Illinois State FA Rev
4,000,000	5.00%, 02/15/2027(4)	4,755,520

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 665,000	5.00%, 11/15/2028	$810,569
1,650,000	5.00%, 11/15/2031	1,992,210
1,500,000	5.00%, 11/15/2033	1,795,335
1,510,000	5.00%, 11/15/2034	1,797,534
1,210,000	5.00%, 02/15/2041(4)	1,370,579
1,250,000	7.75%, 08/15/2034	1,499,388
	Illinois State GO
1,500,000	5.00%, 01/01/2022	1,618,275
1,500,000	5.00%, 08/01/2025	1,653,090
1,500,000	5.25%, 01/01/2021	1,671,900
1,455,000	6.50%, 06/15/2022	1,684,235
	Illinois State Toll Highway Auth
2,000,000	5.00%, 01/01/2030	2,451,940
1,000,000	5.00%, 12/01/2031	1,240,670
	Kane Cook & DuPage Counties GO
2,800,000	5.00%, 01/01/2031	3,283,224
	Kane McHenry Cook & DeKalb Counties, IL, USD
1,250,000	5.00%, 01/01/2027	1,512,062
	Kendall Kane & Will County, IL, Community Unit School District
1,665,000	5.00%, 02/01/2034	1,997,734
	Metropolitan Pier & Exposition Auth
1,120,000	0.00%, 06/15/2020(2)	1,016,635
2,000,000	0.00%, 06/15/2027(2)	1,401,400
1,650,000	5.00%, 12/15/2020	1,860,375
	Metropolitan Water Reclamation District of Greater Chicago
5,000,000	5.00%, 12/01/2027	6,387,850
2,530,000	5.00%, 12/01/2031	2,929,715
	State of Illinois
985,000	5.00%, 02/01/2026	1,099,536

		100,594,376

	Indiana - 1.6%
	City of Whiting, IN
2,000,000	5.00%, 03/01/2046(1)	2,369,420
	Indiana State FA Hospital Rev
1,000,000	5.00%, 12/01/2029	1,229,920
	Indiana State Financing Auth Rev
1,625,000	5.00%, 03/01/2023	1,862,542
	Indianapolis Local Public Improvement Bond Bank
1,000,000	5.00%, 01/01/2031	1,225,130
	Indianapolis, IN, Airport Auth Rev
1,000,000	5.00%, 01/01/2029	1,190,490
	Richmond, IN, Hospital Auth Rev
775,000	5.00%, 01/01/2035	910,850
	Vigo County, IN, Hospital Auth
2,000,000	5.75%, 09/01/2042(3)	2,049,700
	Whiting, IN, Environmental Facilities Rev
1,000,000	1.85%, 06/01/2044(1)	1,012,620

		11,850,672

	Kansas - 0.4%
	Wyandotte County-Kansas City, KS
1,000,000	5.00%, 09/01/2025	1,239,560
1,390,000	5.00%, 09/01/2028	1,722,849

		2,962,409

	Kentucky - 0.5%
	Kentucky Public Transportation Inf Auth
350,000	5.00%, 07/01/2017	362,597
	Louisville & Jefferson County, KY, Metropolitan Gov’t Pollution Control Rev
1,710,000	1.65%, 10/01/2033(1)	1,718,960
	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives
1,515,000	5.00%, 12/01/2023	1,773,807

		3,855,364

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Louisiana - 2.7%
	City of Shreevport, LA, Water & Sewer Revenue
$ 2,000,000	5.00%, 12/01/2027	$2,481,280
	Louisana State, Tobacco Settlement Financing Corp.
2,500,000	5.00%, 05/15/2026	2,581,200
	Louisiana State, Local Gov’t Environmental Facilities & Community Development Auth
975,000	5.75%, 11/15/2030	1,057,339
1,750,000	6.00%, 11/15/2035	1,898,855
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2034	882,705
2,500,000	6.00%, 01/01/2023	2,805,975
	State of Louisiana
2,000,000	5.00%, 08/01/2027	2,512,220
4,000,000	5.00%, 12/01/2031	4,851,280

		19,070,854

	Maryland - 0.3%
	Maryland Economic Dev. Corp.
480,000	4.00%, 06/01/2020	530,890
	Westminster Maryland Rev
1,500,000	4.38%, 07/01/2021	1,559,400

		2,090,290

	Massachusetts - 2.5%
	Commonwealth of Massachusetts
6,915,000	0.89%, 11/01/2020(1)	6,894,601
5,000,000	5.00%, 07/01/2027	6,499,050
	Massachusetts State Development Fin Agency Rev
1,200,000	5.00%, 01/01/2019	1,309,536
1,200,000	8.00%, 04/15/2031	1,474,980
	Massachusetts State PA
455,000	4.00%, 07/01/2022	519,665
385,000	5.00%, 07/01/2021	452,356
650,000	5.00%, 07/01/2023	782,710

		17,932,898

	Michigan - 3.4%
	City of Detriot, MI, Distributable State Aid GO
250,000	4.25%, 11/01/2021	265,535
	Kent, MI, Hospital FA
4,000,000	6.00%, 07/01/2035	4,012,880
	Michigan FA
1,000,000	5.00%, 07/01/2018	1,072,360
2,700,000	5.00%, 10/01/2030	3,235,113
	Michigan Finance Auth
2,000,000	5.00%, 04/01/2020	2,256,060
665,000	5.00%, 07/01/2027	804,736
665,000	5.00%, 07/01/2028	800,002
650,000	5.00%, 07/01/2029	770,068
	Michigan St FA
2,555,000	5.00%, 06/01/2033	3,040,475
1,000,000	5.00%, 06/01/2034	1,186,080
	Michigan State Building Auth
735,000	5.00%, 04/15/2027(4)	941,917
	Royal Oak, MI, Hospital FA
2,000,000	8.25%, 09/01/2039	2,315,440
	State of Michigan
1,415,000	5.00%, 03/15/2027(4)	1,818,346
	Wayne County, MI, Airport Auth Rev
1,690,000	5.00%, 12/01/2030	2,061,600

		24,580,612

	Minnesota - 0.5%
	City of Rochester, MN, Healthcare & Housing Rev Fac
250,000	2.00%, 12/01/2018	250,305
250,000	4.00%, 12/01/2019	263,452

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Duluth, MN, Independent School District No. 709
$ 940,000	4.00%, 02/01/2027(4)	$1,091,566
	Sartell, MN, Independent School District No. 748
1,410,000	0.00%, 02/01/2029(2)	1,021,094
1,850,000	0.00%, 02/01/2030(2)	1,277,980

		3,904,397

	Mississippi - 0.3%
	State of Mississippi
1,850,000	5.00%, 10/15/2029	2,244,883

	Missouri - 0.6%
	Kirkwood, MO, Industrial DA Retirement Community
3,500,000	8.25%, 05/15/2045	3,952,865

	Nevada - 0.8%
	Clark County, NV
1,040,000	2.25%, 12/01/2019	1,067,612
1,000,000	2.50%, 12/01/2018	1,027,880
750,000	3.00%, 12/01/2017	768,323
	Las Vegas, NV, Spl Impt Dist
360,000	5.00%, 06/01/2027	392,558
690,000	5.00%, 06/01/2029	742,668
	Mesquite, NV, Special Improvement Dist
400,000	6.00%, 08/01/2027	404,024
	Nevada State Natural Resources GO
1,110,000	5.00%, 03/01/2026	1,350,137

		5,753,202

	New Jersey - 2.3%
	New Jersey Economic Dev Auth
100,000	2.23%, 02/01/2018(1)	100,017
	New Jersey Health Care Facilities FA, Hospital Asset Transformation
2,855,000	5.75%, 10/01/2031	3,176,644
	New Jersey State Building Auth Rev
550,000	4.00%, 06/15/2018	576,873
	New Jersey State Econ DA
1,245,000	4.88%, 09/15/2019	1,323,659
1,590,000	5.00%, 03/01/2023	1,811,074
	New Jersey State Educational FA Rev, University of Medicine & Dentistry
2,000,000	7.50%, 12/01/2032	2,382,600
	New Jersey State Transportation Trust Fund Auth
5,000,000	0.00%, 12/15/2032(2)	2,783,950
1,000,000	5.00%, 09/15/2017	1,044,070
	New Jersey Transportation Trust Fund Auth
3,000,000	5.00%, 06/15/2018	3,201,690

		16,400,577

	New Mexico - 0.6%
	Los Alamos County, NM, Tax Improvement Rev
3,000,000	5.88%, 06/01/2027	3,288,360
	Montecito Estates, NM, Public Improvement Dist
880,000	7.00%, 10/01/2037	901,727

		4,190,087

	New York - 11.0%
	City of New York, NY
4,000,000	6.25%, 10/15/2028	4,491,240
	Liberty, NY, Corp. Development Goldman Sachs Headquarters
5,170,000	5.25%, 10/01/2035	7,010,468
	Long Island Power Auth
1,460,000	1.21%, 05/01/2033(1)	1,466,833
	New York City Housing Development Corp.
940,000	4.50%, 02/15/2048	1,039,142
	New York City Trust for Cultural Resources
1,225,000	4.00%, 04/01/2031(4)	1,441,849
	New York City, NY, Transitional Fin Auth
1,000,000	5.00%, 07/15/2026	1,291,000

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	New York Metropolitan Transportation Auth Rev
$ 2,100,000	5.00%, 11/15/2020	$2,451,309
5,000,000	5.25%, 11/15/2027	6,673,600
	New York Mortgage Agency Rev
1,055,000	3.50%, 10/01/2034	1,115,367
	New York State Dormitory Auth Rev
1,670,000	5.00%, 03/15/2022	1,974,775
2,000,000	5.00%, 12/15/2027	2,447,980
970,000	5.00%, 03/15/2028	1,037,415
7,000,000	5.00%, 03/15/2030	8,850,460
6,305,000	5.00%, 03/15/2031	7,924,921
	New York State Energy Research & Development Auth
860,000	2.38%, 07/01/2026(1)	891,433
	New York State Liberty Development Corp. Rev
1,535,000	5.15%, 11/15/2034(3)	1,785,174
	New York State Thruway Auth
1,000,000	4.00%, 01/01/2037	1,123,290
1,000,000	5.00%, 01/01/2019	1,102,880
1,000,000	5.00%, 03/15/2021	1,184,490
	New York State Urban Development Corp. Rev
1,000,000	5.00%, 03/15/2026	1,236,700
	New York Transportation Development Corp. Rev
1,825,000	5.00%, 08/01/2018	1,934,664
	Newburth, NY, GO
1,145,000	5.00%, 06/15/2019	1,260,748
	PA of New York and New Jersey
2,750,000	5.00%, 10/15/2025	3,418,002
	Sales Tax Asset Receivable Corp.
2,500,000	5.00%, 10/15/2029	3,159,500
	Town of Oyster Bay, NY, GO
100,000	2.25%, 03/01/2017	99,409
285,000	2.50%, 03/01/2018	281,854
25,000	2.50%, 03/01/2019	24,582
615,000	2.63%, 03/01/2020	602,516
50,000	3.00%, 08/15/2017	49,954
500,000	3.00%, 03/01/2018	511,255
100,000	3.00%, 08/15/2018	99,784
205,000	3.00%, 08/15/2019	203,940
175,000	3.00%, 08/15/2020	173,488
115,000	3.50%, 03/15/2017	115,262
50,000	3.75%, 12/01/2018	50,712
275,000	5.00%, 02/15/2018	282,678
95,000	5.00%, 03/15/2019	99,305
2,340,000	5.00%, 08/15/2024	2,808,585
	TSASC, Inc.
2,500,000	5.00%, 06/01/2034	2,503,425
	Ulster County, NY, Capital Resource Corp. Rev
940,000	0.00%, 09/15/2044(3)(5)	854,291
	Ulster County, NY, IDA Kingston Regional Senior Living
2,000,000	6.00%, 09/15/2042	2,006,040
	Yonkers, NY, GO
885,000	3.00%, 08/15/2019	935,843
1,000,000	5.00%, 03/15/2021	1,167,210

		79,183,373

	North Carolina - 0.6%
	North Carolina Eastern Municipal Power
1,325,000	4.00%, 01/01/2020	1,467,385
	North Carolina Medical Care Commission Retirement FA Rev, First Mortgage Galloway Ridge
1,555,000	5.88%, 01/01/2031	1,705,757
	North Carolina State Medical Care Commission, Galloway Ridge, Inc.
1,000,000	6.00%, 01/01/2039	1,086,060

		4,259,202

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Ohio - 3.3%
	Allen County, OH, Hospital Fac Rev
$ 2,000,000	5.00%, 05/01/2023	$2,391,160
	Buckeye, OH, Tobacco Settlement FA
4,000,000	5.88%, 06/01/2047	3,957,480
6,680,000	6.00%, 06/01/2042	6,653,280
	City of Cleveland, OH, Airport System Rev
1,165,000	5.00%, 01/01/2022(4)	1,368,491
1,060,000	5.00%, 01/01/2023(4)	1,241,620
	County of Montgomery, OH
1,750,000	5.00%, 05/01/2039	1,872,010
	Dayton, OH, City School Dist GO
2,000,000	5.00%, 11/01/2027	2,589,760
	Lancaster, OH, Gas Rev
2,275,000	0.91%, 02/01/2019(1)	2,264,808
	Ohio State Cultural Sports Fac Building Proj
1,235,000	5.00%, 04/01/2020	1,416,940

		23,755,549

	Oregon - 0.3%
	Port of Portland, OR, Airport Rev
1,000,000	5.00%, 07/01/2031	1,198,260
750,000	5.00%, 07/01/2032	896,888

		2,095,148

	Other U.S. Territories - 0.4%
	Puerto Rico Electric Power Auth
3,700,000	5.25%, 07/01/2027	2,479,000
	Puerto Rico Highway & Transportation Auth
705,000	4.95%, 07/01/2026	719,022

		3,198,022

	Pennsylvania - 4.5%
	Allegheny County Hospital Development Auth
500,000	5.38%, 08/15/2029	562,315
	Allegheny County, PA, Industrial DA Charter School
960,000	6.75%, 08/15/2035	1,052,554
	Allegheny County, PA, Port Authority
945,000	5.00%, 03/01/2019	1,043,242
	Beaver County, PA, GO
1,220,000	5.00%, 11/15/2020	1,394,838
1,285,000	5.00%, 11/15/2021	1,499,081
1,345,000	5.00%, 11/15/2022	1,595,197
	Commonwealth FA
2,000,000	5.00%, 06/01/2026	2,425,580
	Montgomery County, PA, Higher Education and Health
1,165,000	5.00%, 10/01/2023	1,391,068
	Montgomery County, PA, Industrial Dev Auth
1,410,000	5.00%, 12/01/2046	1,651,054
	Pennsylvania State IDA
2,250,000	5.00%, 07/01/2021	2,642,467
	Pennsylvania State Turnpike Commission Rev
575,000	1.32%, 12/01/2020(1)	572,855
2,000,000	1.34%, 12/01/2021(1)	1,986,420
925,000	1.42%, 12/01/2021(1)	922,401
300,000	5.00%, 12/01/2027	374,769
1,335,000	6.00%, 06/01/2028	1,466,351
	Pennsylvania State, PA, GO
1,750,000	5.00%, 08/15/2023	2,128,700
	Philadelphia, PA, Municipal Auth
750,000	6.38%, 04/01/2029	850,702
800,000	6.50%, 04/01/2034	908,672
	Pittsburgh, PA, School Dist GO
1,575,000	5.00%, 09/01/2021	1,851,113
750,000	5.00%, 09/01/2023	883,905
	School Dist. of Philadelphia
150,000	3.00%, 09/01/2019	154,955

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 3,500,000	5.00%, 09/01/2017	$3,633,490
	Susquehanna, PA, Regional Airport Auth System Rev
1,000,000	5.00%, 01/01/2019	1,069,040

		32,060,769

	Puerto Rico - 0.8%
	Commonwealth of Puerto Rico
3,685,000	5.75%, 07/01/2038	2,339,975
5,545,000	6.00%, 07/01/2039	3,521,075
	Puerto Rico Electric Power Auth
100,000	5.25%, 07/01/2035	67,000

		5,928,050

	Rhode Island - 1.2%
	Cranston, RI, GO
1,415,000	5.00%, 07/01/2019	1,570,508
	Rhode Island Commerce Corp.
1,000,000	5.00%, 06/15/2019	1,113,350
	Rhode Island Health & Educational Bldg Corp.
1,900,000	5.00%, 05/15/2027	2,321,040
	Rhode Island State & Providence Plantations
1,500,000	4.00%, 10/01/2018	1,596,285
	Rhode Island State Health & Educational Bldg Corp.
1,655,000	4.00%, 05/15/2017	1,687,852

		8,289,035

	South Carolina - 0.9%
	Greenville Cnty. School Dist
4,500,000	5.00%, 12/01/2023	4,566,195
	Lancaster County, SC, Sun City Assessment
1,987,000	7.70%, 11/01/2017*	417,270
	South Carolina State Public Service Auth
1,000,000	5.00%, 12/01/2029	1,244,220

		6,227,685

	South Dakota - 0.8%
	South Dakota Housing Dev Auth
3,000,000	3.50%, 11/01/2046	3,252,810
	South Dakota State Education Enhancement
1,000,000	5.00%, 06/01/2026	1,175,200
	South Dakota State Health & Educational FA
1,000,000	5.00%, 11/01/2029	1,202,510

		5,630,520

	Tennessee - 0.2%
	Tennessee Housing Dev. Agcy.
1,440,000	3.50%, 01/01/2047	1,557,979

	Texas - 10.8%
	Arlington, TX, Higher Education Fin
1,000,000	5.00%, 08/15/2027	1,219,120
	Brazos Harbor, TX, Industrial Development Corp.
1,500,000	5.90%, 05/01/2038(1)	1,606,440
	City of Houston, TX, Ref
1,395,000	5.00%, 03/01/2027	1,772,041
	Dallas Independent School Dist
1,250,000	1.50%, 02/15/2034(1)	1,267,362
	Dallas, TX, Area Rapid Transit Sales Tax Rev
1,500,000	5.00%, 12/01/2028	1,901,595
	Denton Independent School Dist.
1,000,000	0.00%, 08/15/2020(2)	965,200
	Harris County - Houston, TX
2,500,000	5.00%, 11/15/2030	3,010,550
250,000	5.00%, 11/15/2032	294,037
350,000	5.00%, 11/15/2034	406,840
	Houston Independent School Dist
5,000,000	1.38%, 06/01/2037(1)	5,069,250

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Irving Independent School Dist
$ 2,165,000	5.00%, 02/15/2027	$2,789,126
	Kerrville Health Fac Dev Corp.
1,500,000	5.00%, 08/15/2035	1,685,310
	New Hope Cultural Education Facilities Finance Corp.
700,000	1.85%, 11/01/2020(4)	689,283
2,375,000	5.00%, 11/01/2031(4)	2,741,130
1,000,000	5.00%, 11/01/2046(4)	1,133,030
	North East Texas Regional Mobility Auth
1,090,000	5.00%, 01/01/2024	1,318,355
1,200,000	5.00%, 01/01/2025	1,471,164
1,870,000	5.00%, 01/01/2026	2,320,053
1,965,000	5.00%, 01/01/2027	2,413,492
	North Texas Tollway Auth Rev
2,995,000	5.00%, 01/01/2022	3,587,770
2,500,000	5.00%, 01/01/2030	2,995,125
1,250,000	6.10%, 01/01/2028	1,410,821
	Permanent Univ. Fund
3,000,000	5.00%, 07/01/2026	3,855,420
2,000,000	5.00%, 07/01/2027	2,554,980
	San Antonio, TX, Airport System Rev
1,985,000	5.00%, 07/01/2023	2,321,438
	San Antonio, TX, Water Rev
2,200,000	5.00%, 05/15/2026	2,736,206
1,115,000	5.00%, 05/15/2031	1,405,201
	Spring Branch Independent School Dist.
1,000,000	5.00%, 02/01/2026	1,272,680
	Tarrant County, TX, Cultural Education Fac
610,000	3.88%, 11/15/2020	617,210
2,000,000	5.00%, 10/01/2034	2,309,480
	Texas Municipal Gas Acquisition & Supply Corp.
2,030,000	6.25%, 12/15/2026	2,576,618
	Texas State Transportation Commission
1,500,000	0.79%, 04/01/2032(1)	1,499,715
	Texas State Transportation Commission Turnpike System
1,250,000	5.00%, 08/15/2032	1,485,162
	Texas State Transportation Commission, GO
2,500,000	0.82%, 10/01/2041(1)	2,485,525
	Travis County, TX, Health Fac Development
2,000,000	7.13%, 11/01/2040	2,437,820
	Univ. of Texas System
1,000,000	5.00%, 08/15/2026	1,315,080
	Willis Independent School Dist.
2,445,000	5.00%, 02/15/2027	3,149,845
	Wylie, TX, ISD, GO
3,500,000	0.00%, 08/15/2018(2)	3,450,615

		77,540,089

	Utah - 0.4%
	Utah Housing Corp.
2,925,000	4.00%, 01/01/2045	3,169,530

	Vermont - 0.6%
	Vermont Housing Finance Agency
2,800,000	4.00%, 11/01/2046	3,014,004
	Vermont State Econ DA Waste
900,000	4.75%, 04/01/2036(1)(3)	933,219

		3,947,223

	Virginia - 0.3%
	Washington County, VA, Industrial DA Hospital
1,750,000	7.75%, 07/01/2038	1,988,770

	Washington - 2.7%
	Chelan County, WA, Public Utility District No. 1
2,060,000	0.00%, 06/01/2028(2)	1,521,207
	Grant County, WA, Utility Dist 2
1,825,000	5.00%, 01/01/2022	2,156,803

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 1,905,000	5.00%, 01/01/2023		$2,287,943
	State of Washington, GO
3,000,000	5.00%, 07/01/2033		3,730,680
	Washington State Health Care Fac Auth Rev
1,295,000	5.00%, 01/01/2026		1,609,439
780,000	5.00%, 07/01/2028		919,870
2,000,000	5.00%, 03/01/2029		2,412,980
	Washington State Health Care Fac Auth, VA Mason Medical
3,600,000	6.13%, 08/15/2037		3,767,796
	Washington State Housing Finance Commission
1,150,000	7.00%, 07/01/2045(3)		1,249,061

			19,655,779

	West Virginia - 0.2%
	West Virginia Economic Development Auth
1,740,000	1.90%, 03/01/2040(1)		1,753,537

	Wisconsin - 2.1%
	Milwaukee County, WI, Airport Rev
1,790,000	5.00%, 12/01/2025		2,131,442
	Public Finance Auth
1,500,000	5.00%, 09/01/2025(3)		1,704,885
	Wisconsin Health and Educational Fac, Iowa Health System Obligated Group
1,700,000	5.00%, 12/01/2028		2,098,905
	Wisconsin State
2,685,000	5.75%, 05/01/2033		3,034,829
1,295,000	6.00%, 05/01/2036		1,473,244
	Wisconsin State Health & Educational Fac Auth Rev
2,000,000	5.00%, 11/15/2027		2,492,140
2,465,000	5.25%, 08/15/2024		2,468,895

			15,404,340

	Total Municipal Bonds (cost $636,086,236)		673,303,489

	Total Long-Term Investments (cost $636,086,236)		673,303,489

Short-Term Investments - 8.2%
	Other Investment Pools & Funds - 8.2%
58,910,165	JP Morgan Tax Free Money Market Fund		58,910,165

	Total Short-Term Investments (cost $58,910,165)		58,910,165

	Total Investments (cost $694,996,401)^	101.9%	$732,213,654
	Other Assets and Liabilities	(1.9)%	(13,601,350)

	Total Net Assets	100.0%	$718,612,304

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$39,943,862
Unrealized Depreciation	(2,726,609)

Net Unrealized Appreciation	$37,217,253

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(2)	Security is a zero-coupon bond.
(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $12,653,506, which represents 1.8% of total net assets.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $18,392,129 at July 31, 2016.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Municipal Bonds	$673,303,489	$—	$673,303,489	$—
Short-Term Investments	58,910,165	58,910,165	—	—

Total	$732,213,654	$58,910,165	$673,303,489	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Municipal Short Duration Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 95.5%
	Arizona - 1.7%
	Arizona State Health Fac Auth Hospital System Rev
$ 250,000	5.00%, 02/01/2020	$283,057

	California - 9.9%
	Alameda Cnty, CA, Corridor Transportation Auth Rev
170,000	0.00%, 10/01/2018(1)	163,999
	Bay Area Toll Auth Bridge Rev
250,000	1.88%, 04/01/2047(2)	255,638
	California County Tobacco Securitization Agency
100,000	4.00%, 06/01/2017	102,374
195,000	5.00%, 06/01/2020	220,293
	California State Health Facilities Financing Auth
250,000	5.88%, 07/01/2025	288,155
	Jurupa Public Financing Auth
200,000	4.00%, 09/01/2018	210,738
	Long Beach Bond Finance Auth
80,000	5.25%, 11/15/2018	87,198
	Orange County Community Fac Dist
100,000	4.00%, 08/15/2021	112,076
	Riverside County, CA, Infrastructure Financing Auth
100,000	4.00%, 11/01/2018	107,335
	San Jose Redevelopment Agency
50,000	6.50%, 08/01/2018	53,044
	Tustin Communities Fac Dist
100,000	3.00%, 09/01/2019	106,360

		1,707,210

	Colorado - 4.1%
	Colorado Health Fac Auth
110,000	2.00%, 09/01/2017	111,034
	Denver, CO, City and County Special Fac Airport Rev
250,000	5.25%, 11/15/2018	274,520
	E-470 Public Highway Auth
50,000	0.00%, 09/01/2019(1)	48,177
100,000	3.00%, 09/01/2016	100,201
	Park Creek Metropolitan District
150,000	5.00%, 12/01/2021	174,942

		708,874

	Connecticut - 4.3%
	City of Bridgeport, CT, GO
150,000	4.00%, 08/15/2021	167,651
	City of New Britain, CT, GO
25,000	5.00%, 03/01/2017	25,608
	City of New Haven, CT, GO
150,000	5.00%, 08/15/2021	175,439
	Connecticut State Health & Educational Fac Auth
100,000	3.25%, 09/01/2021(3)	100,812
	Town of Hamden, CT, GO
250,000	5.00%, 08/15/2019	277,107

		746,617

	District of Columbia - 0.6%
	Metropolitan Washington Airports Auth
95,000	5.00%, 10/01/2039	108,734

	Florida - 2.6%
	Broward County, FL, Airport System Rev
165,000	5.00%, 10/01/2020	189,938
	School District of Broward County, FL, GO
250,000	5.00%, 07/01/2017	260,238

		450,176

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Georgia - 0.4%
	Burke County Development Auth
$ 70,000	2.35%, 10/01/2032(2)	$72,529

	Guam - 1.6%
	Antonio B Won Pat International Airport Auth
150,000	5.00%, 10/01/2018	161,462
	Guam Government Business Privilege Tax Rev
100,000	4.00%, 11/15/2018	105,278

		266,740

	Illinois - 20.5%
	Chicago Transit Auth
100,000	5.00%, 06/01/2019	109,711
100,000	5.00%, 06/01/2020	112,454
100,000	5.00%, 12/01/2022	116,075
	Chicago, IL, Board of Education
255,000	0.00%, 12/01/2016(1)	251,570
	City of Chicago O’Hare International Airport
250,000	5.25%, 01/01/2019	274,680
	City of Chicago, IL, GO
95,000	4.00%, 01/01/2020	95,503
	City of Chicago, IL, Park Dist
70,000	3.00%, 01/01/2021	73,185
100,000	5.00%, 01/01/2017	101,611
	City of Chicago, IL, Waterworks Rev
50,000	5.00%, 11/01/2016	50,483
200,000	5.00%, 11/01/2018	216,082
20,000	5.00%, 11/01/2020	22,647
	Cook County, IL, GO
90,000	5.00%, 11/15/2017	94,460
100,000	5.00%, 11/15/2019	110,966
	Illinois Finance Auth
90,000	4.50%, 05/15/2020	94,487
100,000	5.00%, 11/15/2021	118,046
150,000	5.00%, 02/15/2022(4)	170,884
130,000	7.75%, 08/15/2034	155,936
	Illinois State Toll Highway Auth
250,000	5.00%, 12/01/2017	264,250
	Kane McHenry Cook & DeKalb Counties, IL, Community School Dist
100,000	4.00%, 01/01/2020	109,682
	Metropolitan Pier & Exposition Auth
50,000	0.00%, 12/15/2019(1)	46,218
50,000	0.00%, 06/15/2021(1)	43,903
	Southern Illinois Univ
100,000	4.00%, 04/01/2018	103,266
	State of Illinois
180,000	4.00%, 06/15/2020	197,982
180,000	5.00%, 06/15/2017	186,755
	State of Illinois Unemployment Compensation Trust Fund
150,000	5.00%, 12/15/2016	152,430
	State of Illinois, GO
100,000	5.00%, 02/01/2020	109,086
120,000	5.00%, 02/01/2022	134,266

		3,516,618

	Indiana - 0.2%
	Indianapolis Airport Auth
25,000	5.10%, 01/15/2017	25,504

	Kentucky - 0.7%
	Kentucky Economic Development Finance Auth
115,000	5.00%, 06/01/2018	123,005

	Louisiana - 2.9%
	City of New Orleans, LA, Sewerage Service Rev
165,000	5.00%, 06/01/2018	177,360
110,000	5.00%, 06/01/2021	128,758

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Louisiana State Public Facilities Auth Rev
$ 100,000	3.00%, 05/15/2018	$103,489
	New Orleans Aviation Board
75,000	5.00%, 01/01/2019	81,941

		491,548

	Maryland - 0.1%
	Maryland Economic Development Corp.
20,000	4.00%, 06/01/2020	22,120

	Michigan - 4.2%
	Michigan Finance Auth
150,000	5.00%, 04/01/2019	164,802
150,000	5.00%, 07/01/2019	166,485
	State of Michigan
100,000	5.00%, 03/15/2021(4)	117,366
	Wayne County, MI, Airport Auth Rev
250,000	5.00%, 12/01/2021	263,837

		712,490

	Minnesota - 0.8%
	City of Rochester, MN, Healthcare & Housing Rev Fac
135,000	3.50%, 12/01/2018	139,051

	Nebraska - 1.4%
	Central Plains Energy Project
120,000	5.25%, 12/01/2021	141,944
	County of Washington, NE
100,000	2.38%, 09/01/2030(2)	103,127

		245,071

	Nevada - 3.0%
	Clark County, NV
95,000	2.25%, 12/01/2019	97,522
	Clark County, NV, Department of Aviation
150,000	5.00%, 07/01/2017	155,876
	Clark County, NV, School Dist
250,000	5.00%, 06/15/2022	265,372

		518,770

	New Jersey - 1.8%
	New Jersey Educational Fac Auth Rev
280,000	5.00%, 09/01/2019	303,901

	New York - 3.4%
	New York State Dormitory Auth Rev
250,000	4.00%, 05/01/2019	271,315
	New York Transportation Development Corp.
80,000	5.00%, 08/01/2018	84,807
100,000	5.00%, 01/01/2019	109,681
	Oyster Bay, NY, Public Improvement, GO
70,000	2.25%, 03/01/2017	69,586
30,000	3.75%, 03/01/2017	30,116
25,000	5.00%, 02/15/2019	26,099

		591,604

	Ohio - 1.6%
	American Municipal Power, Inc.
135,000	5.00%, 02/15/2017	138,209
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022(4)	70,480
60,000	5.00%, 01/01/2023(4)	70,281

		278,970

	Pennsylvania - 9.1%
	Allegheny County, PA, Hospital Development Auth
165,000	5.38%, 08/15/2029	185,564
	Beaver County, PA, GO
125,000	4.00%, 11/15/2018	132,975

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Commonwealth of Pennsylvania, PA, GO
$ 250,000	5.00%, 08/15/2019	$281,322
	Montgomery County, PA, Industrial Dev. Auth
150,000	4.00%, 12/01/2020	164,993
	Pennsylvania State Turnpike Commission Rev
250,000	1.42%, 12/01/2021(2)	249,297
	Philadelphia Auth. for Industrial Dev.
150,000	5.00%, 12/01/2022	176,814
	School District of Philadelphia
85,000	4.00%, 09/01/2022	89,575
65,000	5.00%, 09/01/2020	72,275
	Susquehanna Area Regional Airport Auth
205,000	3.00%, 01/01/2017	206,228

		1,559,043

	Rhode Island - 1.1%
	Rhode Island Housing & Mortgage Finance Corp.
70,000	4.00%, 10/01/2032	75,676
	Rhode Island State, Tobacco Settlement Financing Corp.
100,000	5.00%, 06/01/2020	112,573

		188,249

	South Carolina - 1.8%
	Greenville Cnty. School Dist
250,000	5.00%, 12/01/2023	253,677
	Piedmont Municipal Power Agency
55,000	5.00%, 01/01/2017	55,969

		309,646

	South Dakota - 0.7%
	South Dakota Health & Educational Fac Auth
100,000	5.00%, 11/01/2020	115,812

	Texas - 15.0%
	Arlington Higher Education Finance Corp. Education Rev, Harmony Public School
120,000	4.00%, 02/15/2018	125,953
	Duncanville Independent School Dist
200,000	2.00%, 02/15/2017	201,660
	Harris County-Houston Sports Auth
210,000	5.00%, 11/15/2020	245,131
	Kerrville Health Fac Dev. Corp.
100,000	5.00%, 08/15/2020	112,644
	Leander Independent School Dist
400,000	0.00%, 08/15/2017(1)	397,736
	Lower Colorado River Auth Rev
120,000	4.00%, 05/15/2020	133,710
100,000	5.00%, 05/15/2020	115,135
	New Hope Cultural Education Facs. Finance Corp.
150,000	1.70%, 11/01/2019(4)	149,013
	North Texas Tollway Auth Rev
265,000	5.63%, 01/01/2033	283,524
	Permanent Univ. Fund
400,000	5.00%, 07/01/2018	434,032
	Plano Independent School Dist
200,000	5.00%, 02/15/2017	204,852
	Tarrant County, TX, Cultural Education Fac
100,000	4.50%, 11/15/2021	101,742
	Texas State Municipal Gas Acquisition & Supply Corp.
75,000	5.25%, 12/15/2017	79,178

		2,584,310

	Virginia - 0.5%
	Wise County Industrial Development Auth Rev
90,000	1.88%, 11/01/2040(2)	92,028

	Washington - 1.5%
	State of Washington
55,000	5.00%, 08/01/2019	61,978

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Washington Health Care Fac Auth
$ 80,000	5.00%, 10/01/2039		$89,240
	Washington State Housing Finance Commission
100,000	4.38%, 01/01/2021(3)		102,041

			253,259

	Total Municipal Bonds
	(cost $16,185,873)		16,414,936

	Total Long-Term Investments
	(cost $16,185,873)		16,414,936

Short-Term Investments - 7.9%
	Other Investment Pools & Funds - 7.9%
1,356,500	JP Morgan Tax Free Money Market Fund		1,356,500

	Total Short-Term Investments
	(cost $1,356,500)		1,356,500

	Total Investments
	(cost $17,542,373)^	103.4%	$17,771,436
	Other Assets and Liabilities	(3.4)%	(577,789)

	Total Net Assets	100.0%	$17,193,647

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$232,780
Unrealized Depreciation	(3,717)

Net Unrealized Appreciation	$229,063

(1)	Security is a zero-coupon bond.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $202,853, which represents 1.2% of total net assets.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $575,137 at July 31, 2016.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Municipal Bonds	$16,414,936	$—	$16,414,936	$—
Short-Term Investments	1,356,500	1,356,500	—	—

Total	$17,771,436	$1,356,500	$16,414,936	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 26.1%
	Asset-Backed - Automobile - 3.0%
	AmeriCredit Automobile Receivables Trust
$ 205,000	2.21%, 05/10/2021	$206,664
550,000	3.41%, 10/08/2020(1)	553,707
	Capital Auto Receivables Asset Trust
826,000	1.72%, 01/22/2019	829,596
	Ford Credit Auto Owner Trust
100,196	1.27%, 12/15/2017	100,208
	Santander Drive Auto Receivables Trust
202,000	2.36%, 04/15/2020	203,279
620,000	2.44%, 04/15/2021	623,987
525,000	2.74%, 01/15/2021	531,676
	Westlake Automobile Receivables Trust
200,000	2.24%, 04/15/2020(1)	200,041
	World Omni Auto Receivables Trust
545,000	1.06%, 09/16/2019	544,687

		3,793,845

	Asset-Backed - Credit Card - 1.0%
	Evergreen Credit Card Trust
1,250,000	1.20%, 04/15/2020(1)(2)	1,251,936

	Asset-Backed - Finance & Insurance - 5.3%
	Atrium IX
500,000	1.97%, 02/28/2024(1)(2)	497,621
	BlueMountain CLO Ltd.
720,000	2.06%, 11/20/2024(1)(2)	720,505
	Carlyle Global Market Strategies Ltd.
250,000	2.20%, 04/17/2025(1)(2)	250,186
	Cent CLO Ltd.
400,000	2.11%, 11/07/2026(1)(2)	399,682
	CIFC Funding Ltd.
330,000	3.38%, 12/05/2024(1)(2)	328,485
	Dryden Senior Loan Fund
500,000	2.16%, 07/15/2026(1)(2)	499,081
	HSI Asset Securitization Corp. Trust
125,000	0.76%, 02/25/2036(2)	110,534
	Madison Park Funding Ltd.
250,000	2.00%, 10/23/2025(1)(2)	248,180
250,000	2.02%, 10/23/2025(1)(2)	248,376
	Magnetite CLO Ltd.
500,000	2.16%, 04/15/2026(1)(2)	500,034
500,000	2.67%, 07/25/2026(1)(2)	498,963
	Nationstar HECM Loan Trust
260,456	2.24%, 06/25/2026(1)	260,456
217,301	2.98%, 02/25/2026(1)	217,223
	Race Point CLO Ltd.
250,000	1.89%, 02/20/2025(1)(2)	247,729
	SpringCastle America Funding LLC
695,249	2.70%, 05/25/2023(1)	697,196
	Springleaf Funding Trust
69,896	2.41%, 12/15/2022(1)	69,992
875,000	3.16%, 11/15/2024(1)	882,457
	TAL Advantage LLC
148,125	2.83%, 02/22/2038(1)	141,654

		6,818,354

	Asset-Backed - Home Equity - 1.7%
	Ameriquest Mortgage Securities, Inc.
221,564	1.76%, 08/25/2033(2)	211,416
	Argent Securities, Inc.
211,358	1.54%, 10/25/2033(2)	197,883
	Asset Backed Securities Corp. Home Equity Loan Trust
211,629	1.00%, 08/25/2034(2)	178,217
	NRZ Advance Receivables Trust

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 820,000	3.20%, 11/15/2047(1)	$827,932
815,000	3.30%, 08/17/2048(1)	819,486

		2,234,934

	Commercial Mortgage - Backed Securities - 8.8%
	Banc of America Commercial Mortgage Trust
570,000	5.32%, 06/10/2049(2)	585,619
	Bear Stearns Commercial Mortgage Securities Trust
167,080	5.33%, 02/11/2044	169,329
	Commercial Mortgage Trust
725,000	3.96%, 03/10/2047	807,702
283,936	5.44%, 03/10/2039	286,482
	Credit Suisse Commercial Mortgage Trust
87,330	5.54%, 01/15/2049(2)	88,016
	CSAIL Commercial Mortgage Trust
2,300,000	3.50%, 06/15/2057	2,502,141
1,500,000	3.72%, 08/15/2048	1,659,228
	FREMF Mortgage Trust
610,000	3.09%, 03/25/2045(1)(2)	613,487
153,000	3.26%, 11/25/2046(1)(2)	153,197
165,000	4.22%, 06/25/2047(1)(2)	181,330
200,000	4.54%, 10/25/2030(1)(2)	209,521
720,752	4.61%, 01/25/2048(1)(2)	790,299
	JP Morgan Chase Commercial Mortgage Securities Trust
400,000	2.96%, 04/15/2046	424,102
	LB-UBS Commercial Mortgage Trust
68,982	5.37%, 09/15/2039	68,961
182,034	5.43%, 02/15/2040	184,289
	Merrill Lynch/Countrywide Commercial Mortgage Trust
46,337	5.38%, 08/12/2048	46,727
	Morgan Stanley Bank of America Merrill Lynch Trust
623,000	3.31%, 04/15/2048	670,121
	Morgan Stanley Re-Remic Trust
369,275	5.80%, 08/15/2045(1)(2)	375,522
	WFRBS Commercial Mortgage Trust
675,000	3.61%, 11/15/2047	739,969
633,000	4.10%, 03/15/2047	715,652

		11,271,694

	Whole Loan Collateral CMO - 6.3%
	Connecticut Avenue Securities
390,000	1.94%, 01/25/2029(2)	391,053
363,104	2.64%, 09/25/2028(2)	367,414
420,000	3.09%, 05/25/2024(2)	404,725
600,000	5.49%, 07/25/2025(2)	630,199
	GSR Mortgage Loan Trust
496,762	2.95%, 01/25/2036(2)	458,099
	IndyMac Index Mortgage Loan Trust
87,900	3.34%, 06/25/2036(2)	71,682
	LSTAR Securities Investment Trust
810,950	2.47%, 04/01/2020(1)(2)	798,786
220,902	2.47%, 05/01/2020(1)(2)	217,469
207,023	2.47%, 08/01/2020(1)(2)	205,148
	MortgageIT Trust
156,928	1.13%, 02/25/2035(2)	151,017
	Residential Accredit Loans, Inc.
195,979	3.81%, 09/25/2035(2)	160,916
	Residential Funding Mortgage Securities, Inc.
124,196	3.15%, 09/25/2035(2)	116,496
	Sequoia Mortgage Trust
62,468	0.95%, 02/20/2035(2)	58,711
	Springleaf Mortgage Loan Trust
200,447	2.31%, 06/25/2058(1)(2)	200,257
155,172	3.52%, 12/25/2065(1)(2)	155,024
	SPS Servicer Advance Receivables Trust
350,000	2.62%, 01/15/2047(1)	349,441

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Thornburg Mortgage Securities Trust
$ 846,192	2.54%, 04/25/2045(2)	$847,407
	Towd Point Mortgage Trust
695,000	2.25%, 08/25/2055(1)(2)	694,002
1,093,741	2.75%, 04/25/2055(1)(2)	1,106,391
463,906	2.75%, 08/25/2055(1)(2)	470,532
166,186	3.00%, 03/25/2054(1)(2)	167,420

		8,022,189

	Total Asset & Commercial Mortgage Backed Securities
	(cost $32,835,547)	33,392,952

U.S. Government Agencies - 103.0%
	FHLMC - 37.8%
23,617	0.00%, 11/15/2036(3)(4)	21,528
695,000	1.66%, 07/25/2041(2)(5)	63,129
2,250,000	1.75%, 11/25/2040(2)(5)	214,066
526,854	1.94%, 07/25/2028(2)	529,742
560,250	2.44%, 05/25/2025(2)	565,494
405,000	2.49%, 12/25/2028(2)	409,053
315,000	2.69%, 10/25/2028(2)	319,170
375,000	2.74%, 11/25/2028(2)	378,934
246,024	3.00%, 03/15/2033(5)	29,498
1,426,337	3.00%, 12/01/2043	1,486,467
3,275,000	3.00%, 08/01/2046(6)	3,405,489
1,600,000	3.00%, 09/14/2046(6)	1,660,000
235,000	3.14%, 03/25/2028(2)	241,223
815,000	3.29%, 05/25/2028(2)	838,613
4,400,941	3.50%, 01/01/2046	4,646,364
8,383,878	3.50%, 03/01/2046	8,851,414
4,810,914	3.50%, 04/01/2046	5,079,200
918,723	3.50%, 05/01/2046	969,956
663,887	4.00%, 07/15/2027(5)	68,158
530,132	4.00%, 06/15/2041	569,673
483,472	4.00%, 07/01/2044	517,572
1,785,157	4.00%, 05/01/2046	1,911,223
4,075,000	4.00%, 08/01/2046(6)	4,362,319
4,000,000	4.00%, 09/14/2046(6)	4,278,281
1,743,697	4.50%, 07/01/2042	1,908,783
2,175,000	4.50%, 08/01/2046(6)	2,370,168
709,334	5.00%, 05/01/2039	785,704
1,118,754	5.00%, 08/01/2039	1,232,552
415,736	5.00%, 07/01/2041	458,038
100,000	5.00%, 08/01/2046(6)	110,200
85,245	5.50%, 08/15/2033	95,300

		48,377,311

	FNMA - 46.0%
169,241	0.00%, 06/25/2036(3)(4)	149,122
314,451	1.85%, 04/25/2055(2)(5)	20,843
733,506	1.91%, 06/25/2055(2)(5)	46,761
1,191,871	1.96%, 08/25/2044(2)(5)	78,801
335,000	2.00%, 02/25/2043	310,406
50,000	2.44%, 01/01/2023	52,370
67,828	2.50%, 06/25/2028(5)	5,792
3,700,000	2.50%, 08/01/2031(6)	3,832,246
420,000	2.50%, 03/25/2043	412,986
5,100,000	2.50%, 08/01/2046(6)	5,177,197
1,891,342	2.54%, 07/01/2026	1,882,027
4,698	2.66%, 09/01/2022	4,954
100,000	2.68%, 05/01/2025	105,547
467,283	2.71%, 12/01/2027	487,410
1,186,117	2.87%, 10/01/2025	1,268,882
950,000	2.95%, 10/01/2025	1,019,914
353,571	2.95%, 01/01/2028	375,365
975,000	2.99%, 11/01/2025	1,051,781
225,646	3.00%, 09/25/2027(5)	21,471

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 182,838	3.00%, 04/25/2028(5)	$18,604
2,245,998	3.00%, 03/01/2031	2,358,150
2,100,000	3.00%, 08/01/2031(6)	2,203,360
1,600,000	3.00%, 08/01/2046(6)	1,665,000
1,250,000	3.18%, 10/01/2025	1,364,328
14,944	3.34%, 04/01/2024	16,488
990,000	3.38%, 12/01/2029	1,091,616
83,089	3.45%, 01/01/2024	91,909
4,888	3.47%, 01/01/2024	5,413
2,621,813	3.50%, 11/01/2026	2,776,785
100,956	3.50%, 05/25/2030(5)	11,642
1,419,384	3.50%, 01/01/2046	1,500,532
1,437,499	3.50%, 02/01/2046	1,518,071
2,996,719	3.50%, 03/01/2046	3,164,685
7,400,000	3.50%, 08/01/2046(6)	7,815,672
248,471	3.54%, 02/01/2024	276,633
14,415	3.67%, 08/01/2023	16,080
5,000	3.76%, 03/01/2024	5,620
5,000	3.86%, 12/01/2025	5,706
14,406	3.87%, 10/01/2025	16,358
14,680	3.89%, 05/01/2030	16,757
15,286	3.93%, 10/01/2023	17,337
111,621	3.96%, 05/01/2034	126,097
9,978	3.97%, 05/01/2029	11,475
700,000	4.00%, 08/01/2031(6)	725,441
959,833	4.00%, 12/01/2040	1,034,337
231,317	4.00%, 03/01/2041	248,859
63,213	4.00%, 03/25/2042(5)	9,313
660,046	4.00%, 11/01/2044	707,477
567,287	4.00%, 12/01/2045	610,147
583,167	4.00%, 02/01/2046	626,496
1,693,994	4.00%, 05/01/2046	1,818,233
289,535	4.00%, 06/01/2046	310,468
4,300,000	4.00%, 08/01/2046(6)	4,609,902
2,100,000	4.00%, 09/01/2046(6)	2,249,133
9,429	4.06%, 10/01/2028	11,042
494,117	4.06%, 03/01/2030	576,765
134,072	4.50%, 07/25/2027(5)	12,696
161,480	4.50%, 08/01/2041	177,946
53,728	4.50%, 09/01/2041	58,841
1,100,000	4.50%, 08/16/2046	1,199,504
600,000	5.00%, 08/16/2046(6)	664,125
79,835	5.46%, 05/25/2042(2)(5)	9,237
800,000	5.50%, 08/01/2046(6)	897,750

		58,955,905

	GNMA - 19.2%
548,176	2.14%, 04/20/2040	510,172
94,676	3.00%, 08/15/2045	99,378
14,100,000	3.00%, 08/01/2046(6)	14,809,406
275,000	3.50%, 08/01/2046(6)	292,274
1,000,000	3.50%, 09/01/2046(6)	1,061,426
2,430,495	4.00%, 04/16/2026(5)	287,175
55,837	4.00%, 05/16/2042(5)	7,775
81,287	4.00%, 01/20/2044(5)	17,689
3,100,000	4.00%, 08/01/2046(6)	3,310,098
636,503	4.50%, 06/20/2039	692,011
254,277	4.50%, 09/16/2040	297,879
93,051	4.50%, 09/20/2041	101,224
55,664	4.50%, 05/20/2044	59,665
119,101	4.50%, 06/20/2044	127,646
103,670	4.50%, 10/20/2044	111,095
74,859	4.50%, 01/20/2046	80,167
75,000	4.50%, 08/01/2046(6)	80,296
236,553	5.00%, 05/20/2034	266,167
68,163	5.00%, 07/15/2039	77,340

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 647,941	5.00%, 04/20/2041		$893,102
59,478	5.00%, 06/15/2041		66,550
290,118	5.00%, 10/16/2041(5)		48,607
58,450	5.00%, 03/15/2044		65,278
692,570	5.50%, 05/20/2038		784,213
125,021	5.50%, 03/16/2039		138,123
40,414	6.00%, 01/15/2039		46,108
275,144	6.00%, 09/15/2040		313,910

			24,644,774

	Total U.S. Government Agencies
	(cost $130,530,274)		131,977,990

U.S. Government Securities - 3.3%
	U.S. Treasury Securities - 3.3%
	U.S. Treasury Notes - 3.3%
	U.S. Treasury Notes
4,150,000	1.63%, 02/15/2026		4,211,490

			4,211,490

	Total U.S. Government Securities
	(cost $4,060,191)		4,211,490

	Total Long-Term Investments
	(cost $167,426,012)		169,582,432
Short-Term Investments - 19.3%
	Other Investment Pools & Funds - 19.3%
24,766,348	Fidelity Money Market Class 1		24,766,348

	Total Short-Term Investments
	(cost $24,766,348)		24,766,348

	Total Investments
	(cost $192,192,360)^	151.7%	$194,348,780
	Other Assets and Liabilities	(51.7)%	(66,193,025)

	Total Net Assets	100.0%	$128,155,755

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,283,222
Unrealized Depreciation	(126,802)

Net Unrealized Appreciation	$2,156,420

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $17,048,748, which represents 13.3% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	Security is a zero-coupon bond.
(4)	Securities disclosed are principal-only strips.
(5)	Securities disclosed are interest-only strips.
(6)	Represents or includes a TBA transaction.

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Ultra Future	3	09/21/2016	$437,724	$438,609	$885
U.S. Treasury 5-Year Note Future	8	09/30/2016	959,289	976,125	16,836
U.S. Treasury Long Bond Future	3	09/21/2016	488,042	523,313	35,271
U.S. Treasury Ultra Long Term Bond Future	30	09/21/2016	5,236,113	5,715,938	479,825

Total					$532,817

Short position contracts:
U.S. Treasury 10-Year Note Future	1	09/21/2016	$131,879	$133,047	$(1,168)
U.S. Treasury 2-Year Note Future	21	09/30/2016	4,576,774	4,599,000	(22,226)

Total					$(23,394)

Total futures contracts					$509,423

TBA Sale Commitments Outstanding at July 31, 2016
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.50%	$8,500,000	08/01/2046	$(8,970,654)	$(6,943)
FNMA, 3.00%	19,990,000	08/01/2046	(20,802,094)	(70,094)
FNMA, 3.50%	1,570,000	08/01/2031	(1,662,588)	(1,796)
FNMA, 3.50%	5,400,000	08/01/2046	(5,703,328)	(17,719)
FNMA, 4.50%	2,325,000	08/01/2046	(2,535,314)	1,066
FNMA, 4.50%	1,100,000	09/01/2046	(1,198,773)	(976)
FNMA, 5.00%	2,200,000	08/01/2046	(2,435,125)	687

Total (proceeds $43,212,101)			$(43,307,876)	$(95,775)

At July 31, 2016, the aggregate market value of these securities represents (33.8)% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$33,392,952	$—	$33,392,952	$—
U.S. Government Agencies	131,977,990	—	131,977,990	—
U.S. Government Securities	4,211,490	—	4,211,490	—
Short-Term Investments	24,766,348	24,766,348	—	—
Futures Contracts(2)	532,817	532,817	—	—

Total	$194,881,597	$25,299,165	$169,582,432	$—

Liabilities
Futures Contracts(2)	$(23,394)	$(23,394)	$—	$—
TBA Sale Commitments	(43,307,876)	—	(43,307,876)	—

Total	$(43,331,270)	$(23,394)	$(43,307,876)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Asset & Commercial Mortgage Backed Securities	Total
Beginning balance	$104,992	$104,992
Purchases	-	-
Sales	(105,000)	(105,000)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	8	8
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-
Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $0.

(1)    Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)   Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b)   Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c)   Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Real Total Return Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 41.8%
	Automobiles & Components - 1.4%
8,249	Fuji Heavy Industries Ltd.	$315,151
70,454	Geely Automobile Holdings Ltd.	46,469
19,197	Isuzu Motors Ltd.	248,508
12,657	Nissin Kogyo Co., Ltd.	187,494
4,590	Suzuki Motor Corp.	140,566
9,770	Tachi-S Co., Ltd.	167,924
7,501	Tokai Rika Co., Ltd.	142,370
6,779	Toyota Industries Corp.	304,278
9,430	TS Tech Co., Ltd.	214,717

		1,767,477

	Banks - 0.6%
9,691	Grupo Financiero Banorte S.A.B. de C.V.	53,081
57,011	Mitsubishi UFJ Financial Group, Inc.	288,221
19,494	San-In Godo Bank Ltd.	149,756
9,311	Sumitomo Mitsui Financial Group, Inc.	295,152

		786,210

	Capital Goods - 2.1%
229	Acuity Brands, Inc.	60,097
3,439	Arcam AB*	66,895
493	AZZ, Inc.	30,606
8,705	BAE Systems plc	61,462
432	Cummins, Inc.	53,037
1,200	Daifuku Co., Ltd.	25,544
1,280	EMCOR Group, Inc.	71,296
879	Granite Construction, Inc.	43,757
47,236	Hazama Ando Corp.	291,126
652	Heico Corp.	45,321
799	IDEX Corp.	71,742
23,040	ITOCHU Corp.	261,224
11,318	JGC Corp.	165,692
24,358	Kinden Corp.	294,005
10,371	Kuroda Electric Co., Ltd.	189,866
11,780	Nippo Corp.	216,549
991	Nordson Corp.	87,495
1,349	Oshkosh Corp.	74,316
5,299	Taisei Corp.	47,655
24,742	Takuma Co., Ltd.	214,501
43,900	Toshiba Machine Co., Ltd.	147,585
14,272	Ushio, Inc.	176,267
200	Watsco, Inc.	28,808

		2,724,846

	Commercial & Professional Services - 0.6%
7,269	Aeon Delight Co., Ltd.	221,014
1,219	IHS Markit Ltd.*	42,348
7,648	Recruit Holdings Co., Ltd.	290,516
5,571	TransUnion*	182,283

		736,161

	Consumer Durables & Apparel - 0.6%
11,824	Alpine Electronics, Inc.	127,730
11,687	Bandai Namco Holdings, Inc.	309,779
4,199	Callaway Golf Co.	44,929
19,632	PanaHome Corp.	154,786
3,257	Sankyo Co., Ltd.	118,586
407	Universal Electronics, Inc.*	31,477

		787,287

	Consumer Services - 0.7%
1,125	China Lodging Group Ltd. ADR	43,234
906	Dave & Buster’s Entertainment, Inc.*	40,317
7,022	HIS Co., Ltd.	187,038

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

10,459	Kroton Educacional S.A.	$46,579
2,189	Las Vegas Sands Corp.	110,873
640	Panera Bread Co. Class A*	140,365
432	Shake Shack, Inc. Class A*	17,284
11,644	Star Entertainment Grp Ltd.	52,593
1,190	Texas Roadhouse, Inc.	56,192
40,591	Wynn Macau Ltd.	66,177
588	Wynn Resorts Ltd.	57,594
1,871	Zoe’s Kitchen, Inc.*	66,495

		884,741

	Diversified Financials - 0.1%
17,392	Aizawa Securities Co., Ltd.	97,781
105	Partners Group Holding AG	48,023

		145,804

	Energy - 5.3%
4,962	Anadarko Petroleum Corp.	270,578
13,777	Callon Petroleum Co.*	156,920
2,623	Cimarex Energy Co.	314,812
2,692	Concho Resources, Inc.*	334,346
21,357	Crew Energy, Inc.*	90,456
6,792	Diamondback Energy, Inc.*	596,270
7,263	Energen Corp.	344,121
2,697	EOG Resources, Inc.	220,345
5,175	EQT Corp.	377,051
4,464	Halliburton Co.	194,898
8,662	Japan Petroleum Exploration Co., Ltd.	180,811
44,572	Kelt Exploration Ltd.*	152,255
4,774	Keyera Corp.	137,042
21,776	Laredo Petroleum, Inc.*	218,196
2,307	Matador Resources Co.*	48,655
9,397	Newfield Exploration Co.*	406,890
4,918	Parsley Energy, Inc. Class A*	140,212
3,206	Pioneer Natural Resources Co.	521,199
25,836	QEP Resources, Inc.	470,215
27,086	Raging River Exploration, Inc.*	214,713
10,297	Rice Energy, Inc.*	240,126
5,473	RSP Permian, Inc.*	196,754
2,400	Seven Generations Energy Ltd.*	50,164
9,107	Seven Generations Energy Ltd. Class A*	191,117
38,888	Synergy Resources Corp.*	253,161
43,001	Tidewater Midstream and Infrastructure Ltd.	43,803
38,333	WPX Energy, Inc.*	382,947

		6,748,057

	Food & Staples Retailing - 0.1%
294	Costco Wholesale Corp.	49,163
505	Sundrug Co., Ltd.	43,807
620	Walgreens Boots Alliance, Inc.	49,135

		142,105

	Food, Beverage & Tobacco - 0.4%
919	Altria Group, Inc.	62,216
7,255	Asahi Group Holdings Ltd.	246,288
864	General Mills, Inc.	62,113
3,498	Japan Tobacco, Inc.	136,421
554	TreeHouse Foods, Inc.*	57,167

		564,205

	Health Care Equipment & Services - 3.9%
5,310	Abbott Laboratories	237,623
1,150	Acadia Healthcare Co., Inc.*	64,975
910	Aetna, Inc.	104,841
669	Anika Therapeutics, Inc.*	33,397
490	athenahealth, Inc.*	62,617
3,689	Baxter International, Inc.	177,146
1,370	Becton Dickinson and Co.	241,120

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

17,490	Boston Scientific Corp.*	$424,657
1,490	Cardinal Health, Inc.	124,564
2,320	Cerner Corp.*	144,745
745	Cigna Corp.	96,075
1,620	Community Health Systems, Inc.*	20,687
622	Edwards Lifesciences Corp.*	71,231
3,740	Envision Healthcare Holdings, Inc.*	91,967
1,375	Essilor International S.A.	176,120
2,960	HCA Holdings, Inc.*	228,305
132	Intuitive Surgical, Inc.*	91,840
810	LifePoint Health, Inc.*	47,936
1,520	McKesson Corp.	295,731
8,200	Medipal Holdings Corp.	134,186
6,780	Medtronic plc	594,131
3,200	Olympus Corp.	110,425
9,107	Smith & Nephew plc	149,802
2,260	St. Jude Medical, Inc.	187,670
1,670	Stryker Corp.	194,188
516	Surgical Care Affiliates, Inc.*	26,837
3,180	Team Health Holdings, Inc.*	129,871
3,890	UnitedHealth Group, Inc.	557,048
1,080	WellCare Health Plans, Inc.*	115,344

		4,935,079

	Household & Personal Products - 0.1%
1,078	Central Garden & Pet Co.*	26,152
531	Clorox Co.	69,598

		95,750

	Insurance - 0.7%
10,547	MS&AD Insurance Group Holdings, Inc.	303,878
12,567	Sony Financial Holdings, Inc.	157,431
15,031	T&D Holdings, Inc.	153,286
8,685	Tokio Marine Holdings, Inc.	336,172

		950,767

	Materials - 0.8%
1,099	Agnico Eagle Mines Ltd.	63,896
14,917	AK Steel Holding Corp.*	97,856
836	Eagle Materials, Inc.	70,182
808	Franco-Nevada Corp.	62,240
4,779	Freeport-McMoRan, Inc.	61,936
440	Martin Marietta Materials, Inc.	89,166
450	Randgold Resources Ltd. ADR	52,924
4,727	RPC Group plc	53,939
5,035	Tokyo Ohka Kogyo Co., Ltd.	149,200
1,952	United States Steel Corp.	53,660
8,939	Yamato Kogyo Co., Ltd.	252,400

		1,007,399

	Media - 0.5%
2,956	Daiichikosho Co., Ltd.	134,945
18,195	Nippon Television Holdings, Inc.	305,244
13,804	TV Asahi Holdings Corp.	226,475

		666,664

	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
684	Actelion Ltd.*	121,158
1,394	Alder Biopharmaceuticals, Inc.*	44,747
4,345	Alkermes plc*	216,816
3,170	Allergan plc*	801,852
1,170	Alnylam Pharmaceuticals, Inc.*	79,654
25,760	Arena Pharmaceuticals, Inc.*	43,019
15,290	Astellas Pharma, Inc.	254,758
15,010	AstraZeneca plc ADR	512,441
152	Biogen, Inc.*	44,069
444	BioMarin Pharmaceutical, Inc.*	44,143
14,300	Bristol-Myers Squibb Co.	1,069,783

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

3,953	Celgene Corp.*	$443,487
604	Charles River Laboratories International, Inc.*	53,110
1,780	Chugai Pharmaceutical Co., Ltd.	66,521
1,100	Daiichi Sankyo Co., Ltd.	26,231
4,500	Eisai Co., Ltd.	263,122
7,900	Eli Lilly & Co.	654,831
4,850	Exelixis, Inc.*	44,523
363	Genmab A/S*	65,815
475	Gerresheimer AG	40,780
1,084	H. Lundbeck A/S*	44,064
880	Illumina, Inc.*	146,388
5,625	Incyte Corp.*	507,431
4,610	Ironwood Pharmaceuticals, Inc.*	65,139
2,810	Johnson & Johnson	351,896
331	Ligand Pharmaceuticals, Inc.*	44,645
239	Lonza Group AG*	45,009
2,150	Medicines Co.*	84,087
9,830	Merck & Co., Inc.	576,628
6,870	Mylan N.V.*	321,447
790	Novartis AG	65,525
6,470	Ono Pharmaceutical Co., Ltd.	232,712
1,912	Otsuka Holdings Co., Ltd.	90,896
2,900	Patheon N.V.*	74,994
1,120	Regeneron Pharmaceuticals, Inc.*	476,134
2,141	Roche Holding AG	546,529
4,785	Shionogi & Co., Ltd.	248,188
768	Spark Therapeutics, Inc.*	44,498
1,000	Takeda Pharmaceutical Co., Ltd.	44,558
947	TESARO, Inc.*	88,298
1,277	Thermo Fisher Scientific, Inc.	202,839
2,448	UCB S.A.	191,541
3,260	Ultragenyx Pharmaceutical, Inc.*	206,293

		9,590,599

	Real Estate - 0.9%
452	American Tower Corp. REIT	52,328
1,856	Daito Trust Construction Co., Ltd.	311,659
160	Equinix, Inc. REIT	59,659
521	Federal Realty Investment Trust REIT	88,414
112	GLP J-REIT	142,822
281	LaSalle Logiport REIT*	293,847
8,554	Sumitomo Real Estate Sales Co., Ltd. REIT	182,896

		1,131,625

	Retailing - 2.3%
515	Advance Auto Parts, Inc.	87,478
1,410	Amazon.com, Inc.*	1,069,922
6,659	Aoyama Trading Co., Ltd.	245,218
743	ASOS plc*	44,359
86	AutoZone, Inc.*	70,001
1,067	Big Lots, Inc.	56,743
1,282	Core-Mark Holding Co., Inc.	62,767
466	Dollar General Corp.	44,149
460	Dollar Tree, Inc.*	44,293
3,021	Expedia, Inc.	352,400
2,997	Netflix, Inc.*	273,476
242	O’Reilly Automotive, Inc.*	70,332
5,566	Pal Co., Ltd.	130,771
1,594	Shimamura Co., Ltd.	232,553
995	Shutterfly, Inc.*	52,924
2,446	Wayfair, Inc. Class A*	106,401

		2,943,787

	Semiconductors & Semiconductor Equipment - 2.9%
1,734	Acacia Communications, Inc.*	112,762
4,090	Advanced Process Systems Corp.*	69,119
2,080	Analog Devices, Inc.	132,767

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

12,127	Applied Materials, Inc.	$318,819
3,049	Broadcom Ltd.	493,877
2,800	Cavium, Inc.*	130,676
2,760	First Solar, Inc.*	128,837
1,112	Inphi Corp.*	39,120
7,749	Intel Corp.	270,130
12,210	Intersil Corp. Class A	186,569
2,177	Lam Research Corp.	195,429
2,792	MaxLinear, Inc. Class A*	60,894
855	Mellanox Technologies Ltd.*	37,774
7,570	Microchip Technology, Inc.	421,195
4,291	Micron Technology, Inc.*	58,958
3,257	Monolithic Power Systems, Inc.	236,849
758	NXP Semiconductors N.V.*	63,740
1,040	Qorvo, Inc.*	65,759
2,386	Silicon Motion Technology Corp. ADR	123,356
1,417	Skyworks Solutions, Inc.	93,550
5,903	SunEdison Semiconductor Ltd.*	38,074
6,235	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	173,208
8,087	Tokyo Seimitsu Co., Ltd.	190,024
25,000	Win Semiconductors Corp.	45,896

		3,687,382

	Software & Services - 5.9%
1,625	58.com, Inc. ADR*	84,516
1,360	Accenture plc Class A	153,422
1,128	Activision Blizzard, Inc.	45,300
456	Adobe Systems, Inc.*	44,624
3,263	Alibaba Group Holding Ltd. ADR*	269,132
1,472	Alliance Data Systems Corp.*	340,945
1,461	Alphabet, Inc. Class A*	1,156,148
1,071	Automatic Data Processing, Inc.	95,265
4,271	BroadSoft, Inc.*	191,469
2,144	Callidus Software, Inc.*	44,016
692	Citrix Systems, Inc.*	61,678
1,557	Cognizant Technology Solutions Corp. Class A*	89,512
277	CoStar Group, Inc.*	57,588
6,870	Dena Co., Ltd.	175,654
3,278	Electronic Arts, Inc.*	250,177
892	Ellie Mae, Inc.*	82,162
1,047	Exlservice Holdings, Inc.*	51,837
5,184	Facebook, Inc. Class A*	642,505
398	Fair Isaac Corp.	50,403
9,260	Genpact Ltd.*	247,890
835	Gigamon, Inc.*	39,011
4,481	Global Payments, Inc.	334,551
1,284	Guidewire Software, Inc.*	78,927
1,484	HubSpot, Inc.*	81,012
2,027	j2 Global, Inc.	135,485
4,759	Match Group, Inc.*	74,954
9,011	Microsoft Corp.	510,743
3,745	Mobileye N.V.*	179,423
327	NetEase, Inc. ADR	66,796
676	Nintendo Co., Ltd.	140,316
8,498	NSD Co., Ltd.	140,689
1,561	Paychex, Inc.	92,536
5,404	Paysafe Group plc*	27,576
1,407	RealPage, Inc.*	35,386
5,232	Sage Group plc	49,335
3,510	Salesforce.com, Inc.*	287,118
3,841	ServiceNow, Inc.*	287,768
1,072	Take-Two Interactive Software, Inc.*	43,073
5,800	Tencent Holdings Ltd.	140,088
2,055	Vantiv, Inc. Class A*	112,552
1,434	VeriSign, Inc.*	124,199
1,622	Visa, Inc. Class A	126,597

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

1,561	Workday, Inc. Class A*	$130,094
4,640	Zendesk, Inc.*	140,314
1,154	Zillow Group, Inc. Class C*	45,295

		7,558,081

	Technology Hardware & Equipment - 2.9%
6,206	AAC Technologies Holdings, Inc.	58,011
6,219	Amano Corp.	100,604
1,778	Amphenol Corp. Class A	105,827
3,788	Apple, Inc.	394,748
1,804	Arista Networks, Inc.*	128,571
5,014	Canon, Inc.	142,295
1,571	Cognex Corp.	70,962
3,510	Coherent, Inc.*	372,236
1,230	Dolby Laboratories, Inc. Class A	61,881
600	Fabrinet*	22,656
5,453	Hitachi High-Technologies Corp.	185,523
17,539	Hosiden Corp.	107,298
1,400	Largan Precision Co., Ltd.	150,511
3,866	Lumentum Holdings, Inc.*	116,947
8,043	Nichicon Corp.	59,423
62,457	Nokia Oyj	360,345
12,016	Oclaro, Inc.*	68,852
2,627	Orbotech Ltd.*	74,948
12,909	Pure Storage, Inc. Class A*	162,653
225	Samsung Electronics Co., Ltd.	309,595
13,593	Seagate Technology plc	435,384
310,000	Tongda Group Holdings Ltd.	62,516
1,465	Ubiquiti Networks, Inc.*	65,515
1,986	Universal Display Corp.*	140,688

		3,757,989

	Telecommunication Services - 0.9%
1,453	AT&T, Inc.	62,900
9,172	KDDI Corp.	281,462
8,778	Nippon Telegraph & Telephone Corp.	417,129
6,700	NTT DoCoMo, Inc.	182,001
21,737	ORBCOMM, Inc.*	230,195

		1,173,687

	Transportation - 0.6%
1,842	CSX Corp.	52,184
1,093	DSV A/S	48,670
1,085	Genesee & Wyoming, Inc. Class A*	70,254
8,260	Japan Airlines Co., Ltd.	254,646
626	Kansas City Southern	60,165
2,067	Knight Transportation, Inc.	61,658
668	Norfolk Southern Corp.	59,973
1,900	Swift Transportation Co.*	36,575
1,786	XPO Logistics, Inc.*	52,901

		697,026

	Total Common Stocks (cost $50,381,139)	53,482,728

Corporate Bonds - 0.6%
	Commercial Banks - 0.3%
$350,000	CIT Group, Inc. 5.50%, 02/15/2019(1)	371,000

	Telecommunications - 0.3%
356,000	T-Mobile USA, Inc. 6.46%, 04/28/2019	362,675

	Total Corporate Bonds (cost $720,169)	733,675

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Foreign Government Obligations - 29.3%
		Austria - 0.4%
EUR	370,000	Austria Government Bond 3.90%, 07/15/2020(1)(2)	$486,406

		Belgium - 0.3%
	330,000	Belgium Government Bond 2.60%, 06/22/2024(1)(2)	449,490

		Canada - 1.9%
		Canadian Government Bond
CAD	755,000	1.25%, 08/01/2017	582,206
	190,000	3.50%, 12/01/2045	208,314
	125,000	5.00%, 06/01/2037	152,618
	1,204,934	Canadian Government Real Return Bond 4.00%, 12/01/2031(3)	1,474,645

			2,417,783

		Denmark - 0.2%
DKK	1,055,000	Denmark Government Bond 4.50%, 11/15/2039	301,287

		Finland - 0.3%
EUR	310,000	Finland Government Bond 3.38%, 04/15/2020(1)(2)	397,389

		France - 4.6%
		France Government Bond OAT
	1,952,991	1.00%, 07/25/2017(2)(3)	2,220,497
	830,668	1.85%, 07/25/2027(2)(3)	1,219,720
	991,712	3.15%, 07/25/2032(2)(3)	1,842,085
	445,000	3.50%, 04/25/2020(2)	572,490

			5,854,792

		Ireland - 0.5%
		Ireland Government Bond
	215,000	4.50%, 04/18/2020	283,827
	190,000	5.40%, 03/13/2025	303,459

			587,286

		Italy - 2.7%
		Italy Buoni Poliennali Del Tesoro
	575,000	1.50%, 08/01/2019	671,431
	1,425,164	2.60%, 09/15/2023(2)(3)	1,879,513
	530,000	4.75%, 06/01/2017	616,822
	170,000	5.00%, 09/01/2040(2)	297,602

			3,465,368

		Japan - 7.6%
		Japan Treasury Discount Bill
JPY	210,000,000	0.01%, 08/15/2016	2,058,315
	390,000,000	0.01%, 10/03/2016	3,824,362
	390,000,000	0.01%, 06/20/2017	3,835,798

			9,718,475

		Netherlands - 0.5%
		Netherlands Government Bond
EUR	325,000	2.00%, 07/15/2024(1)(2)	429,024
	110,000	4.00%, 01/15/2037(1)(2)	215,724

			644,748

		Norway - 0.9%
		Norway Government Bond
NOK	4,770,000	3.00%, 03/14/2024(1)(2)	657,058
	1,920,000	3.75%, 05/25/2021(1)(2)	261,989
	1,900,000	4.25%, 05/19/2017(1)(2)	231,857

			1,150,904

		Spain - 0.8%
		Spain Government Bond
EUR	320,000	1.40%, 01/31/2020	375,539

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

EUR	460,000	4.40%, 10/31/2023(1)(2)	$653,085

			1,028,624

		Sweden - 0.6%
		Sweden Government Bond
SEK	2,585,000	2.50%, 05/12/2025	371,484
	2,605,000	5.00%, 12/01/2020	378,246

			749,730

		United Kingdom - 8.0%
		United Kingdom Gilt
GBP	195,000	3.50%, 01/22/2045(2)	372,941
	120,000	3.75%, 09/07/2021(2)	186,613
	140,000	5.00%, 03/07/2025(2)	253,621
		United Kingdom Gilt Inflation Linked
	708,078	0.63%, 03/22/2040(2)(3)	1,478,463
	668,542	0.75%, 11/22/2047(2)(3)	1,615,788
	719,197	1.13%, 11/22/2037(2)(3)	1,565,764
	607,703	1.25%, 11/22/2027(2)(3)	1,088,129
	663,845	1.25%, 11/22/2032(2)(3)	1,331,263
	456,796	1.25%, 11/22/2055(2)(3)	1,434,903
	469,627	2.50%, 07/17/2024(2)(3)	837,354

			10,164,839

		Total Foreign Government Obligations (cost $36,651,225)	37,417,121

Exchange Traded Funds - 10.0%
		Other Investment Pools & Funds - 10.0%
	135,345	PowerShares DB Agriculture Fund*	2,786,754
	222,517	PowerShares DB Base Metals Fund*	3,055,158
	242,695	PowerShares DB Energy Fund*	2,723,038
	89,510	PowerShares DB Precious Metals Fund*	3,784,483
	35,060	TOPIX Exchange Traded Fund	453,992

		Total Exchange Traded Funds (cost $12,517,786)	12,803,425

		Total Long-Term Investments (cost $100,270,319)	104,436,949
Short-Term Investments - 15.1%
		Other Investment Pools & Funds - 15.1%
	19,310,330	Fidelity Money Market Class 1	19,310,330

		Total Short-Term Investments (cost $19,310,330)	19,310,330

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments Excluding Purchased Options (cost $119,580,649)	96.8%	$123,747,279
Total Purchased Options (cost $324,176)	0.4%	$507,967

Total Investments (cost $119,904,825)^	97.2%	$124,255,246
Other Assets and Liabilities	2.8%	3,541,770

Total Net Assets	100.0%	$127,797,016

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$5,617,831
Unrealized Depreciation	(1,267,410)

Net Unrealized Appreciation	$4,350,421

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $4,153,022, which represents 3.2% of total net assets.
(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $21,978,768, which represents 17.2% of total net assets.
(3)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at July 31, 2016
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
EUR Call/USD Put	JPM	1.25 EUR	06/04/18	EUR	3,368,991	$71,425	$87,237	$(15,812)
USD Call/HKD Put	CSFB	7.75 USD	12/22/16	USD	43,195	20,143	26,263	(6,120)
USD Call/JPY Put	BOA	115.00 USD	02/25/21	USD	1,888,799	54,025	106,859	(52,834)

Total Calls					5,300,985	$145,593	$220,359	$(74,766)

Puts
EUR Put/GBP Call	CBK	0.71 GBP per EUR	11/07/16	EUR	122,925	$382	$14,717	$(14,335)

Total purchased option contracts					5,423,910	$145,975	$235,076	$(89,101)

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Written option contracts:
Calls
EUR Call/USD Put	JPM	1.27 EUR	06/04/19	EUR	(2,762,265)	$(106,401)	$(122,317)	$15,916
USD Call/JPY Put	BOA	140.00 USD	02/25/21	USD	(1,888,799)	(23,803)	(44,954)	21,151

Total Calls					(4,651,064)	$(130,204)	$(167,271)	$37,067

Total written option contracts					(4,651,064)	$(130,204)	$(167,271)	$37,067

Exchange Traded Option Contracts Outstanding at July 31, 2016

Description	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
FTSE 100 Index Option	6,537.22 GBP	09/16/16	GBP	778	$219,696	$30,002	$189,694
S&P 500 Index	2,225.00 USD	09/16/16	USD	32	25,600	22,817	2,783
iShares MSCI Emerging Markets	37.00 USD	09/16/16	USD	2,012	116,696	36,282	80,414

Total Calls				2,822	$361,992	$89,101	$272,891

Total purchased option contracts				2,822	$361,992	$89,101	$272,891

Puts
iShares 20+ Year Treasury Bond	135.00 USD	09/16/16	USD	(68)	$(4,284)	$(9,591)	$5,307
S&P 500 Index Option	1,600.00 USD	12/16/16	USD	(28)	(15,680)	(246,315)	230,635
S&P 500 Index Option	1,700.00 USD	12/16/16	USD	(13)	(11,024)	(99,280)	88,256
S&P 500 Index Option	1,850.00 USD	12/16/16	USD	(9)	(15,300)	(50,503)	35,203
S&P 500 Index Option	1,900.00 USD	12/16/16	USD	(9)	(19,530)	(55,453)	35,923
Vaneck Vectors Gold Miners ETF	25.00 USD	12/16/16	USD	(165)	(18,480)	(24,495)	6,015

Total Puts				(292)	$(84,298)	$(485,637)	$401,339

Total written option contracts				(292)	$(84,298)	$(485,637)	$401,339

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3-Year Bond Future	85	09/15/2016	$7,318,185	$7,327,517	$9,332
Australian Dollar Future	11	09/19/2016	821,090	835,010	13,920
Australian SPI 200 Index Future	37	09/15/2016	3,703,868	3,879,602	175,734
CAC40 10 Euro Future	50	08/19/2016	2,435,022	2,481,682	46,660
Canadian 10-Year Bond Future	9	09/21/2016	1,020,119	1,023,490	3,371
Canadian Dollar Future	30	09/20/2016	2,336,755	2,300,550	(36,205)
Emerging Market (mini MSCI) Index Future	29	09/16/2016	1,180,963	1,278,175	97,212
Euro-BOBL Future	1	09/08/2016	148,147	149,443	1,296
Euro-BUXL 30-Year Bond Future	8	09/08/2016	1,724,153	1,762,327	38,174
Euro-Bund Future	39	09/08/2016	7,173,395	7,316,855	143,460
Euro-Oat Future	2	09/08/2016	351,821	362,568	10,747
H-SHARES Index Future	17	08/30/2016	983,315	983,070	(245)
Hang Seng Index Future	40	08/30/2016	5,706,986	5,613,013	(93,973)
IBEX 35 Index Future	16	08/19/2016	1,511,747	1,533,181	21,434
Japan 10-Year Bond Future	1	09/12/2016	1,505,078	1,495,565	(9,513)
KOSPI 200 Index Future	6	09/08/2016	676,660	675,981	(679)
Long Gilt Future	56	09/28/2016	9,628,698	9,705,122	76,424
MSCI Taiwan Index Future	87	08/30/2016	2,903,149	2,896,230	(6,919)
NASDAQ 100 E-MINI Future	6	09/16/2016	549,418	567,210	17,792
NIKKEI 225 Index Future	4	09/08/2016	651,060	651,149	89
Russell 2000 Mini Index Future	5	09/16/2016	597,431	608,500	11,069
S&P 500 (E-Mini) Future	3	09/16/2016	324,381	325,230	849
S&P MID 400 EMini Index Future	16	09/16/2016	2,398,580	2,491,040	92,460
S&P/TSX 60 Index Future	5	09/15/2016	648,977	647,647	(1,330)

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

U.S. Treasury Long Bond Future	47	09/21/2016	7,836,155	$8,198,562	362,407
U.S. Treasury Ultra Long Term Bond Future	33	09/21/2016	5,808,798	6,287,531	478,733

Total					$1,452,299

Short position contracts:
Amsterdam Index Future	10	08/19/2016	$991,684	$998,374	$(6,690)
Australian 10-Year Bond Future	5	09/15/2016	516,488	521,875	(5,387)
BIST 30 Index Future	82	08/31/2016	251,737	256,160	(4,423)
British Pound Future	58	09/19/2016	4,924,135	4,802,038	122,097
DAX Index Future	5	09/16/2016	1,390,280	1,443,059	(52,779)
Euro FX Future	25	09/19/2016	3,504,184	3,500,469	3,715
FTSE 100 Index Future	35	09/16/2016	3,050,188	3,092,604	(42,416)
FTSE/MIB Index Future	2	09/16/2016	187,808	188,048	(240)
Japanese Yen Future	45	09/19/2016	5,436,607	5,523,469	(86,862)
MSCI Singapore Index Future	184	08/30/2016	4,395,009	4,288,118	106,891
OMX Stockholm 30 Index Future	68	08/19/2016	1,089,016	1,101,017	(12,001)
Swiss Franc Future	11	09/19/2016	1,417,748	1,423,537	(5,789)
Tokyo Price Index Future	60	09/08/2016	7,804,773	7,812,025	(7,252)
U.S. Treasury 10-Year Note Future	138	09/21/2016	18,324,161	18,360,469	(36,308)

Total					$(27,444)

Total futures contracts					$1,424,855

OTC Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Sell protection:
CDX.EMS.25	CBK	USD	2,420,000	1.00%	06/20/21	$—	$(183,562)	$(170,103)	$13,459
CDX.EMS.25	GSC	USD	950,000	1.00%	06/20/21	—	(71,163)	(66,766)	4,397
CDX.EMS.25	GSC	USD	30,000	1.00%	06/20/21	—	(2,472)	(2,109)	363
ITRAXX.SEN.FIN.25	GSC	EUR	4,170,000	1.00%	06/20/21	8,234	—	22,013	13,779
ITRAXX.SEN.FIN.25	MSC	EUR	1,575,000	1.00%	06/20/21	2,508	—	8,343	5,835
ITRAXX.SEN.FIN.25	GSC	EUR	610,000	1.00%	06/20/21	1,214	—	3,232	2,018
ITRAXX.SEN.FIN.25	BCLY	EUR	1,890,000	1.00%	06/20/21	9,387	—	9,923	536

Total						$21,343	$(257,197)	$(195,467)	$40,387

Total traded indices						$21,343	$(257,197)	$(195,467)	$40,387

Credit default swaps on single-name issues:
Buy protection:
AllState Corp.	GSC	USD	715,000	(1.00%)/0.36%	12/20/20	$—	$(23,730)	$(20,634)	$3,096
AllState Corp.	GSC	USD	495,000	(1.00%)/0.36%	12/20/20	—	(17,345)	(14,277)	3,068
AllState Corp.	GSC	USD	480,000	(1.00%)/0.36%	12/20/20	—	(14,887)	(13,844)	1,043
AllState Corp.	GSC	USD	235,000	(1.00%)/0.36%	12/20/20	—	(7,665)	(6,782)	883
AllState Corp.	GSC	USD	235,000	(1.00%)/0.36%	12/20/20	—	(7,649)	(6,778)	871
AllState Corp.	GSC	USD	235,000	(1.00%)/0.36%	12/20/20	—	(7,065)	(6,777)	288
AllState Corp.	MSC	USD	985,000	(1.00%)/0.39%	06/20/21	—	(31,905)	(29,744)	2,161
AllState Corp.	MSC	USD	660,000	(1.00%)/0.39%	06/20/21	—	(21,356)	(19,917)	1,439
AllState Corp.	MSC	USD	660,000	(1.00%)/0.39%	06/20/21	—	(21,331)	(19,918)	1,413

Total						$—	$(152,933)	$(138,671)	$14,262

Total single-name issues						$—	$(152,933)	$(138,671)	$14,262

Total OTC contracts						$21,343	$(410,130)	$(334,138)	$54,649

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.26	USD	4,625,000	(5.00%)	06/20/21	$148,767	$213,496	$64,729
CDX.NA.IG.26	USD	4,450,000	(1.00%)	06/20/21	63,533	60,651	(2,882)
ITRAXX.EUR.25	EUR	5,660,000	(1.00%)	06/20/21	96,424	104,820	8,396
ITRAXX.XOV.25	EUR	3,985,000	(5.00%)	06/20/21	353,309	372,494	19,185

Total					$662,033	$751,461	$89,428

Total					$662,033	$751,461	$89,428

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2016

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
GSC	6M CHF LIBOR 0.21%	Fixed	CHF 1,145,000	12/16/25	$—	$—	$73,277	$73,277
GSC	6M CHF LIBOR 0.23%	Fixed	CHF 620,000	12/16/25	—	—	40,894	40,894
GSC	6M CHF LIBOR 0.23%	Fixed	CHF 1,145,000	12/16/25	—	—	1,074	1,074
GSC	6M CHF LIBOR 0.21%	Fixed	CHF 620,000	12/16/25	—	—	555	555
JPM	6M CHF LIBOR 0.11%	Fixed	CHF 4,400,000	03/16/26	—	—	234,369	234,369
JPM	6M CHF LIBOR 0.11%	Fixed	CHF 4,400,000	03/16/26	—	—	11,679	11,679

Total					$—	$—	$361,848	$361,848

OTC Total Return Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Deutsche MSCI DTR Index	BNP	USD	6,756,288	1M LIBOR - 0.28%	01/31/17	$—	$—	$48,297	$48,297
iPath S&P 500 VIX	DEUT	USD	151,293	1M LIBOR - 2.65%	09/13/16	—	—	20,104	20,104
iPath S&P 500 VIX	DEUT	USD	54,004	1M LIBOR - 2.65%	09/13/16	—	—	7,177	7,177
iPath S&P 500 VIX	DEUT	USD	185,175	1M LIBOR - 2.65%	10/13/16	—	—	24,606	24,606
iPath S&P 500 VIX	DEUT	USD	116,437	1M LIBOR - 2.65%	10/13/16	—	—	15,472	15,472
iPath S&P 500 VIX	DEUT	USD	56,458	1M LIBOR - 2.65%	10/13/16	—	—	7,502	7,502
iPath S&P 500 VIX	DEUT	USD	81,831	1M LIBOR - 2.65%	01/12/17	—	—	11,945	11,945
iPath S&P 500 VIX	MSC	USD	92,604	1M LIBOR - 3.00%	07/08/17	—	—	15,236	15,236
iPath S&P 500 VIX	MSC	USD	82,725	1M LIBOR - 3.00%	07/20/17	—	—	6,772	6,772

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

iPath S&P 500 VIX	JPM	USD	90,914	1M LIBOR - 3.00%	07/29/17	—	—	$(340)	(340)
iPath S&P 500 VIX	MSC	USD	151,692	1M LIBOR - 3.00%	07/31/17	—	—	—	0
iShares MSCI Emerging Markets	BOA	USD	2,521,608	1M LIBOR - 1.00%	09/30/16	—	—	1,740	1,740
MSCI Indices US$ Health Care	GSC	USD	13,311,567	1M LIBOR + 0.19%	04/28/17	—	—	100,068	100,068
S&P GSCI Total Return Index	GSC	USD	13,098,230	1M LIBOR + 0.10%	04/28/17	—	—	—	0
S&P GSCI Total Return Index	GSC	USD	83,248	1M LIBOR + 0.07%	04/28/17	—	—	—	0
S&P Index Energy	GSC	USD	8,304,452	1M LIBOR	04/28/17	—	—	—	0
S&P Index Energy	GSC	USD	286,360	1M LIBOR	04/28/17	—	—	—	0
VelocityShares Daily Inverse	DEUT	USD	422,141	1M LIBOR - 2.95%	01/12/17	—	—	(70,138)	(70,138)
VelocityShares Daily Inverse	MSC	USD	457,982	1M LIBOR - 3.00%	03/31/17	—	—	—	0

Total						$—	$—	$188,441	$188,441

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/16	BNP	$517,733	$526,077	$8,344
AUD	Buy	08/31/16	BOA	517,076	525,318	8,242
BRL	Buy	08/02/16	CIB	950,959	990,895	39,936
BRL	Buy	08/02/16	CIB	225,802	231,158	5,356
BRL	Buy	08/02/16	SCB	288,491	292,800	4,309
BRL	Buy	08/02/16	GSC	1,517,444	1,514,852	(2,592)
BRL	Buy	09/02/16	GSC	1,039,730	1,048,923	9,193
BRL	Buy	09/02/16	BNP	355,812	355,231	(581)
BRL	Buy	09/21/16	MSC	74,823	75,801	978
BRL	Sell	08/02/16	CIB	1,224,143	1,222,052	2,091
BRL	Sell	08/02/16	SCB	293,300	292,799	501
BRL	Sell	08/02/16	GSC	303,030	305,127	(2,097)
BRL	Sell	08/02/16	GSC	141,544	149,482	(7,938)
BRL	Sell	08/02/16	GSC	1,050,382	1,060,242	(9,860)
BRL	Sell	09/02/16	BNP	303,891	303,395	496
BRL	Sell	09/02/16	SSG	369,700	373,527	(3,827)
BRL	Sell	09/21/16	MSC	69,074	69,434	(360)
CAD	Buy	08/31/16	RBC	733,355	743,079	9,724
CAD	Buy	08/31/16	TDB	124,826	126,400	1,574
CAD	Buy	08/31/16	CIB	134,316	134,061	(255)
CAD	Sell	08/31/16	TDB	3,455,776	3,499,364	(43,588)
CHF	Buy	08/31/16	JPM	471,028	470,304	(724)
CHF	Sell	08/31/16	BOA	1,231,777	1,255,866	(24,089)
CNH	Buy	08/03/16	GSC	715,023	721,374	6,351
CNH	Buy	08/03/16	JPM	48,478	48,283	(195)
CNH	Buy	08/12/16	JPM	186,554	185,834	(720)
CNH	Buy	09/30/16	HSBC	1,702,717	1,710,532	7,815
CNH	Sell	08/03/16	JPM	782,062	769,656	12,406
CNH	Sell	08/12/16	JPM	2,988,425	2,959,756	28,669
CNH	Sell	08/19/16	HSBC	4,683,955	4,657,573	26,382
CNH	Sell	09/07/16	JPM	3,748,629	3,707,558	41,071
CNH	Sell	09/30/16	RBC	584,948	574,843	10,105
CNH	Sell	09/30/16	SSG	287,846	281,552	6,294
CNH	Sell	09/30/16	GSC	279,286	273,126	6,160
CNH	Sell	09/30/16	BOA	582,379	581,012	1,367
CNH	Sell	10/24/16	JPM	3,693,145	3,725,604	(32,459)
CNH	Sell	11/28/16	JPM	1,162,952	1,158,867	4,085
CNH	Sell	12/01/16	SCB	1,159,634	1,158,675	959
CNH	Sell	12/02/16	JPM	2,320,733	2,316,771	3,962
CNH	Sell	01/09/17	JPM	1,876,593	1,896,578	(19,985)
CNH	Sell	01/26/17	JPM	1,879,926	1,894,653	(14,727)

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

CNY	Buy	08/03/16	JPM	778,535	$764,006	(14,529)
CNY	Buy	08/12/16	JPM	2,976,259	2,937,537	(38,722)
CNY	Buy	08/19/16	HSBC	4,669,798	4,627,741	(42,057)
CNY	Buy	09/07/16	JPM	3,744,752	3,694,854	(49,898)
CNY	Buy	10/24/16	JPM	3,682,918	3,708,312	25,394
CNY	Buy	11/28/16	JPM	1,158,322	1,153,766	(4,556)
CNY	Buy	12/01/16	SCB	1,155,023	1,153,675	(1,348)
CNY	Buy	12/02/16	JPM	2,311,258	2,307,288	(3,970)
CNY	Buy	01/09/17	JPM	1,869,524	1,892,679	23,155
CNY	Buy	01/26/17	JPM	1,873,528	1,891,676	18,148
CNY	Sell	08/02/16	BOA	2,041,773	2,041,773	—
CNY	Sell	08/03/16	JPM	47,093	46,727	366
CNY	Sell	08/03/16	GSC	716,118	717,279	(1,161)
CNY	Sell	08/12/16	JPM	180,690	179,343	1,347
DKK	Sell	08/31/16	BOA	270,378	274,468	(4,090)
EUR	Buy	09/21/16	SSG	22,026	22,409	383
EUR	Sell	08/31/16	JPM	872,276	873,070	(794)
EUR	Sell	08/31/16	SGG	15,178,434	15,409,685	(231,251)
EUR	Sell	09/21/16	HSBC	19,774	20,169	(395)
GBP	Buy	08/31/16	BCLY	590,662	595,840	5,178
GBP	Buy	08/31/16	MSC	59,428	59,584	156
GBP	Sell	08/31/16	HSBC	609,552	615,702	(6,150)
GBP	Sell	08/31/16	SCB	11,471,432	11,501,044	(29,612)
HUF	Buy	08/31/16	JPM	606,085	606,110	25
HUF	Sell	08/31/16	BOA	877,644	897,223	(19,579)
INR	Buy	08/31/16	HSBC	2,593,953	2,611,866	17,913
INR	Buy	08/31/16	BOA	302,345	303,557	1,212
INR	Sell	08/31/16	BNP	303,008	302,221	787
JPY	Buy	09/21/16	MSC	97,629	102,000	4,371
JPY	Sell	08/15/16	BCLY	1,927,366	2,059,126	(131,760)
JPY	Sell	08/31/16	CSFB	12,424,931	12,891,485	(466,554)
JPY	Sell	09/21/16	JPM	94,133	98,082	(3,949)
JPY	Sell	10/03/16	CBK	3,863,605	3,831,771	31,834
JPY	Sell	06/20/17	MSC	3,790,207	3,876,053	(85,846)
KRW	Buy	08/31/16	BCLY	575,595	584,354	8,759
KRW	Buy	08/31/16	BCLY	199,652	202,868	3,216
KRW	Buy	08/31/16	BNP	190,219	193,188	2,969
KRW	Buy	08/31/16	SSG	180,721	183,566	2,845
KRW	Buy	08/31/16	BNP	312,101	310,527	(1,574)
KRW	Sell	08/31/16	BNP	1,169,877	1,163,978	5,899
KRW	Sell	08/31/16	SSG	97,229	98,760	(1,531)
KRW	Sell	08/31/16	BNP	102,339	103,937	(1,598)
KRW	Sell	08/31/16	BCLY	107,414	109,145	(1,731)
MXN	Buy	08/31/16	SSG	301,995	299,826	(2,169)
MXN	Sell	08/31/16	BNP	298,259	298,497	(238)
MXN	Sell	08/31/16	SSG	403,984	407,476	(3,492)
NOK	Buy	08/31/16	BOA	255,285	257,810	2,525
NOK	Sell	08/31/16	BOA	1,143,323	1,154,630	(11,307)
NZD	Buy	08/31/16	CBK	1,033,484	1,067,317	33,833
PLN	Buy	08/31/16	JPM	311,578	311,524	(54)
PLN	Buy	09/21/16	SSG	755	769	14
PLN	Sell	08/31/16	BOA	308,310	312,806	(4,496)
SEK	Buy	09/21/16	CBK	6,145	5,859	(286)
SEK	Sell	08/31/16	BCLY	357,414	362,219	(4,805)
SEK	Sell	08/31/16	BOA	1,853,874	1,871,719	(17,845)
SGD	Buy	08/31/16	JPM	305,355	305,735	380
SGD	Sell	08/31/16	SCB	301,249	305,735	(4,486)
TRY	Buy	08/31/16	SCB	286,320	294,107	7,787
TRY	Buy	08/31/16	MSC	510,187	515,102	4,915
TRY	Sell	08/31/16	JPM	292,000	292,445	(445)
TRY	Sell	08/31/16	HSBC	498,774	515,103	(16,329)
TWD	Buy	08/31/16	SCB	1,646,931	1,656,429	9,498
TWD	Buy	08/31/16	HSBC	1,611,468	1,611,923	455
TWD	Buy	08/31/16	JPM	307,244	305,742	(1,502)
TWD	Sell	08/31/16	SCB	305,235	306,995	(1,760)
ZAR	Buy	08/31/16	SCB	1,126,271	1,163,127	36,856
ZAR	Sell	08/31/16	JPM	1,159,359	1,161,696	(2,337)

Total						$(881,613)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:

BIST	Borsa Istanbul 100 Index
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
DAX	Deutscher Aktien Index
FTSE	Financial Times and Stock Exchange
GSCI	Goldman Sachs Commodity
IBEX	Spanish Stock Index
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.SEN.FIN	Markit iTraxx Senior Financials
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
KOSPI	Korea Composite Stock Price

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
TSX	Toronto Stock Exchange

Other Abbreviations:

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
ETF	Exchange Traded Fund
J-REIT	Japanese Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$1,767,477	$—	$1,767,477	$—
Banks	786,210	53,081	733,129	—
Capital Goods	2,724,846	566,475	2,158,371	—
Commercial & Professional Services	736,161	224,631	511,530	—
Consumer Durables & Apparel	787,287	76,406	710,881	—
Consumer Services	884,741	578,933	305,808	—
Diversified Financials	145,804	—	145,804	—
Energy	6,748,057	6,567,246	180,811	—
Food & Staples Retailing	142,105	98,298	43,807	—
Food, Beverage & Tobacco	564,205	181,496	382,709	—
Health Care Equipment & Services	4,935,079	4,364,546	570,533	—
Household & Personal Products	95,750	95,750	—	—
Insurance	950,767	—	950,767	—
Materials	1,007,399	551,860	455,539	—
Media	666,664	—	666,664	—
Pharmaceuticals, Biotechnology & Life Sciences	9,590,599	7,243,192	2,347,407	—
Real Estate	1,131,625	494,248	637,377	—
Retailing	2,943,787	2,290,886	652,901	—
Semiconductors & Semiconductor Equipment	3,687,382	3,382,343	305,039	—
Software & Services	7,558,081	6,884,423	673,658	—
Technology Hardware & Equipment	3,757,989	2,221,868	1,536,121	—
Telecommunication Services	1,173,687	293,095	880,592	—
Transportation	697,026	393,710	303,316	—
Corporate Bonds	733,675	—	733,675	—
Foreign Government Obligations	37,417,121	7,660,160	29,756,961	—
Exchange Traded Funds	12,803,425	12,349,433	453,992	—
Short-Term Investments	19,310,330	19,310,330	—	—
Purchased Options	507,967	142,296	365,671	—
Foreign Currency Contracts(2)	496,590	—	496,590	—
Futures Contracts(2)	1,833,866	1,833,866	—	—
Swaps - Credit Default(2)	146,959	—	146,959	—
Swaps - Interest Rate(2)	361,848	—	361,848	—
Swaps - Total Return(2)	258,919	—	258,919	—

Total	$127,353,428	$77,858,572	$49,494,856	$—

Liabilities
Foreign Currency Contracts(2)	$(1,378,203)	$—	$(1,378,203)	$—
Futures Contracts(2)	(409,011)	(409,011)	—	—
Swaps - Credit Default(2)	(2,882)	—	(2,882)	—
Swaps - Total Return(2)	(70,478)	—	(70,478)	—
Written Options	(214,502)	(84,298)	(130,204)	—

Total	$(2,075,076)	$(493,309)	$(1,581,767)	$—

(1) For the period ended July 31, 2016, investments valued at $404,312 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Real Total Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Short Duration Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 12.5%
	Asset-Backed - Automobile - 1.5%
	AmeriCredit Automobile Receivables Trust
$ 1,290,000	1.60%, 07/08/2019	$1,293,662
380,000	1.81%, 10/08/2020	382,499
2,000,000	2.72%, 09/09/2019	2,021,178
395,000	CarMax Auto Owner Trust 1.50%, 08/15/2018	395,539
311,018	Chesapeake Funding LLC 0.92%, 01/07/2025(1)(2)	310,927
	Credit Acceptance Automotive Loan Trust
55,124	1.50%, 04/15/2021(1)	55,140
915,977	1.55%, 10/15/2021(1)	916,011
102,857	First Investors Auto Owner Trust 1.23%, 03/15/2019(1)	102,803
1,905,000	GM Financial Automobile Leasing Trust 2.14%, 06/20/2019	1,911,941
1,415,000	Honda Auto Receivables Owner Trust 1.46%, 10/15/2020	1,422,521
1,558,326	M&T Bank Automotive Receivables Trust 1.57%, 08/15/2018(1)	1,560,935
853,804	Prestige Automotive Receivables Trust 1.52%, 04/15/2020(1)	853,957
1,771,003	Santander Drive Automotive Receivables Trust 3.64%, 05/15/2018	1,783,865

		13,010,978

	Asset-Backed - Credit Card - 0.2%
455,000	American Express Credit Account Master Trust 0.98%, 05/15/2019	455,122
1,645,000	Synchrony Credit Card Master Note Trust 2.04%, 03/15/2022	1,666,885

		2,122,007

	Asset-Backed - Finance & Insurance - 6.6%
	Ally Master Owner Trust
3,900,000	1.43%, 06/17/2019	3,905,006
2,695,000	1.54%, 09/15/2019	2,702,396
3,000,000	American Tower Trust I 1.55%, 03/15/2043(1)	2,986,395
	Apidos CLO
2,250,000	1.78%, 04/15/2025(1)(2)	2,225,630
1,495,000	2.18%, 04/17/2026(1)(2)	1,492,296
	Carlyle Global Market Strategies Ltd.
870,000	1.83%, 04/18/2025(1)(2)	864,788
2,750,000	2.80%, 07/20/2023(1)(2)	2,744,978
1,500,000	Cent CLO Ltd. 2.20%, 01/25/2026(1)(2)	1,489,995
	CIFC Funding Ltd.
2,125,000	1.83%, 04/16/2025(1)(2)	2,100,195
2,180,000	2.41%, 08/14/2024(1)(2)	2,193,045
1,698,500	DB Master Finance LLC 3.26%, 02/20/2045(1)	1,710,838
1,460,000	Dryden Senior Loan Fund 2.03%, 04/18/2026(1)(2)	1,453,655
70,704	First Franklin Mortgage Loan Trust 1.13%, 05/25/2035(2)	70,608
435,000	Ford Credit Floorplan Master Owner Trust A 1.40%, 02/15/2019	435,124
1,700,000	Gramercy Park CLO Ltd. 2.58%, 07/17/2023(1)(2)	1,696,428
56,310	Hasco NIM Cayman Co. 6.25%, 12/26/2035*(1)(3)	—
2,000,000	ING Investment Management CLO Ltd. 2.19%, 03/14/2022(1)(2)	2,004,404

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 2,000,000	Limerock CLO 2.18%, 04/18/2026(1)(2)	$1,982,818
180,481	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046*(1)(3)	—
4,680,000	Magnetite CLO Ltd. 2.67%, 07/25/2026(1)(2)	4,670,289
2,670,000	MMAF Equipment Finance LLC 1.59%, 02/08/2022(1)	2,677,945
	Nationstar HECM Loan Trust
1,133,213	2.24%, 06/25/2026(1)	1,133,212
606,944	2.98%, 02/25/2026(1)	606,726
2,500,000	Octagon Investment Partners Ltd. 1.80%, 07/17/2025(1)(2)	2,460,435
1,540,000	Ocwen Master Advance Receivables Trust 3.21%, 11/15/2047(1)	1,542,697
2,500,000	Race Point CLO Ltd. 2.48%, 05/24/2023(1)(2)	2,507,370
2,060,000	SBA Tower Trust 2.90%, 10/15/2044(1)	2,085,711
1,350,273	Springleaf Funding Trust 2.41%, 12/15/2022(1)	1,352,111
396,094	Structured Asset Securities Corp. 0.64%, 02/25/2036(2)	394,371
4,035,000	Symphony CLO L.P. 2.22%, 01/09/2023(1)(2)	4,035,787
405,000	Verizon Owner Trust 1.42%, 01/20/2021(1)	405,101
1,455,000	Voya CLO Ltd. 2.18%, 04/18/2026(1)(2)	1,451,898

		57,382,252

	Asset-Backed - Home Equity - 0.4%
833,300	Accredited Mortgage Loan Trust 1.17%, 01/25/2035(2)	820,535
420,584	Aegis Asset Backed Securities Trust 1.59%, 09/25/2034(2)	417,327
50,308	Home Equity Asset Trust 1.13%, 11/25/2034(2)	50,290
1,395,474	Morgan Stanley Capital I Trust 1.25%, 01/25/2035(2)	1,379,477
107,852	Renaissance Home Equity Loan Trust 9.79%, 04/25/2037*(1)(2)	1
573,871	Residential Asset Securities Corp. 5.35%, 07/25/2034(2)	590,327

		3,257,957

	Commercial Mortgage - Backed Securities - 2.4%
2,631,129	CD Mortgage Trust 5.89%, 11/15/2044(2)	2,717,286
428,855	Citigroup Commercial Mortgage Trust 0.69%, 09/10/2045	428,322
2,586,931	Citigroup/Deutsche Bank Commercial Mortgage Trust 5.32%, 12/11/2049	2,604,382
	COMM Mortgage Trust
286,249	0.70%, 10/15/2045	285,566
698,640	1.28%, 08/10/2046	698,594
32,009	Commercial Mortgage Pass-Through Certificates 0.67%, 10/15/2045	31,995
	DBUBS Mortgage Trust
1,184,238	0.86%, 11/10/2046(1)(2)(4)	28,028
95,775	3.64%, 08/10/2044	95,726
39,273	3.74%, 11/10/2046(1)	39,495
	FREMF Mortgage Trust
4,540,400	3.01%, 10/25/2047(1)(2)	4,524,985
885,000	3.82%, 06/25/2047(1)(2)	920,210
211,372	GS Mortgage Securities Corp. II 0.66%, 11/10/2045	211,201

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 416,601	GS Mortgage Securities Trust 1.21%, 07/10/2046	$416,933
1,196,863	Hilton USA Trust 1 .47%, 11/05/2030(1)(2)	1,199,201
	JP Morgan Chase Commercial Mortgage Securities Trust
532,323	1.30%, 01/15/2046	532,597
1,710,729	3.91%, 05/05/2030(1)	1,842,255
509,710	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 08/12/2048	513,991
69,261	Morgan Stanley Capital I Trust 3.22%, 07/15/2049	69,203
889,864	Morgan Stanley Reremic Trust 1.00%, 03/27/2051(1)	880,965
669,806	UBS-Barclays Commercial Mortgage Trust 0.73%, 08/10/2049	668,436
1,393,874	Wachovia Bank Commercial Mortgage Trust 5.31%, 11/15/2048	1,397,985
601,560	WF-RBS Commercial Mortgage Trust 0.67%, 11/15/2045	600,166

		20,707,522

	Whole Loan Collateral CMO - 1.4%
	Connecticut Avenue Securities
1,063,392	1.44%, 05/25/2024(2)	1,064,066
1,900,485	1.69%, 07/25/2024(2)	1,905,377
	New Residential Mortgage Loan Trust
1,195,008	3.75%, 11/25/2035(1)(2)	1,231,967
954,698	3.75%, 03/25/2056(1)	993,869
199,084	Springleaf Mortgage Loan Trust 1.27%, 06/25/2058(1)(2)	198,642
	Towd Point Mortgage Trust
2,345,000	2.25%, 08/25/2055(1)(2)	2,341,633
984,846	2.75%, 02/25/2055(1)(2)	992,851
2,187,462	2.75%, 04/25/2055(1)(2)	2,211,845
944,922	2.75%, 05/25/2055(1)(2)	955,149

		11,895,399

	Total Asset & Commercial Mortgage Backed Securities (cost $108,595,142)	108,376,115

Corporate Bonds - 59.7%
	Aerospace/Defense - 0.1%
365,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	375,269

	Agriculture - 0.3%
2,000,000	Imperial Brands Finance plc 2.05%, 02/11/2018(1)	2,014,606
	Reynolds American, Inc.
180,000	2.30%, 08/21/2017	182,013
644,000	3.25%, 06/12/2020	680,896

		2,877,515

	Auto Manufacturers - 4.1%
	American Honda Finance Corp.
675,000	1.60%, 02/16/2018(1)	681,215
2,500,000	1.70%, 02/22/2019	2,533,622
	Daimler Finance NA LLC
2,000,000	2.00%, 07/06/2021(1)	2,010,920
2,500,000	2.25%, 09/03/2019(1)	2,555,025
	Ford Motor Credit Co. LLC
3,500,000	2.02%, 05/03/2019	3,530,086
2,000,000	2.46%, 03/27/2020	2,020,678
	General Motors Financial Co., Inc.
2,500,000	3.20%, 07/13/2020	2,547,125
2,500,000	3.20%, 07/06/2021	2,537,345
	Harley-Davidson Financial Services, Inc.
840,000	2.40%, 09/15/2019(1)	857,214

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 2,500,000	2.85%, 01/15/2021(1)	$2,600,527
	Hyundai Capital America
2,000,000	2.00%, 07/01/2019(1)	2,013,572
2,490,000	2.60%, 03/19/2020(1)	2,543,005
	Nissan Motor Acceptance Corp.
2,500,000	2.35%, 03/04/2019(1)	2,552,190
1,250,000	2.55%, 03/08/2021(1)	1,289,171
1,250,000	PACCAR Financial Corp. 1.65%, 02/25/2019	1,266,489
	Toyota Motor Credit Corp.
1,500,000	2.00%, 10/24/2018	1,529,525
2,000,000	2.13%, 07/18/2019	2,051,714
750,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	762,596

		35,882,019

	Auto Parts & Equipment - 0.2%
500,000	Delphi Automotive plc 3.15%, 11/19/2020	519,448
1,200,000	Johnson Controls, Inc. 1.40%, 11/02/2017	1,201,615

		1,721,063

	Beverages - 1.1%
4,000,000	Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	4,143,404
1,210,000	Constellation Brands, Inc. 7.25%, 09/01/2016	1,211,512
625,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	633,301
1,000,000	Pernod Ricard S.A. 2.95%, 01/15/2017(1)	1,006,810
2,500,000	SABMiller Holdings, Inc. 1.45%, 08/01/2018(1)(2)	2,498,485

		9,493,512

	Biotechnology - 0.5%
1,500,000	Amgen, Inc. 2.13%, 05/01/2020	1,533,945
1,055,000	Biogen, Inc. 2.90%, 09/15/2020	1,103,536
2,000,000	Celgene Corp. 2.88%, 08/15/2020	2,078,698

		4,716,179

	Chemicals - 0.4%
1,310,000	CF Industries, Inc. 7.13%, 05/01/2020	1,519,245
375,000	Ecolab, Inc. 1.45%, 12/08/2017	375,946
1,820,000	Monsanto Co. 2.13%, 07/15/2019	1,849,366

		3,744,557

	Commercial Banks - 21.3%
	ABN Amro Bank N.V.
1,000,000	2.45%, 06/04/2020(1)	1,027,629
1,429,000	4.25%, 02/02/2017(1)	1,450,281
	Bank of America Corp.
2,500,000	2.25%, 04/21/2020	2,526,085
3,000,000	2.60%, 01/15/2019	3,070,305
2,000,000	2.63%, 10/19/2020	2,044,362
2,000,000	2.63%, 04/19/2021	2,038,208
2,500,000	2.65%, 04/01/2019	2,563,480
1,500,000	Bank of Montreal 2.38%, 01/25/2019	1,537,715
	Bank of New York Mellon Corp.
1,750,000	2.20%, 05/15/2019	1,793,125

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 1,500,000	2.30%, 09/11/2019	$1,542,993
	Bank of Nova Scotia
1,500,000	1.38%, 12/18/2017	1,504,331
2,000,000	1.65%, 06/14/2019	2,011,342
1,000,000	1.95%, 01/15/2019	1,013,327
3,250,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 2.35%, 09/08/2019(1)	3,307,765
3,000,000	Banque Federative du Credit Mutuel S.A. 2.00%, 04/12/2019(1)	3,031,998
	Barclays plc
2,500,000	2.75%, 11/08/2019	2,516,482
1,850,000	2.88%, 06/08/2020	1,856,852
2,625,000	3.25%, 01/12/2021	2,658,823
1,750,000	BB&T Corp. 2.05%, 05/10/2021	1,779,138
	BNP Paribas S.A.
1,500,000	2.38%, 05/21/2020	1,530,726
2,000,000	2.70%, 08/20/2018	2,046,622
	BPCE S.A.
1,390,000	2.50%, 12/10/2018	1,422,476
1,650,000	2.50%, 07/15/2019	1,688,473
1,190,000	Capital One Financial Corp. 2.45%, 04/24/2019	1,216,527
	CIT Group, Inc.
2,500,000	4.25%, 08/15/2017	2,548,125
1,250,000	5.00%, 05/15/2017	1,276,850
	Citigroup, Inc.
2,000,000	2.40%, 02/18/2020	2,030,242
965,000	2.50%, 07/29/2019	987,513
4,500,000	2.65%, 10/26/2020	4,606,699
770,000	Citizens Bank NA 2.55%, 05/13/2021	785,863
665,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	667,871
1,555,000	Compass Bank 2.75%, 09/29/2019	1,548,637
1,650,000	Cooperatieve Rabobank UA 2.50%, 01/19/2021	1,702,515
1,800,000	Credit Agricole S.A. 2.75%, 06/10/2020(1)	1,858,923
1,250,000	Credit Suisse AG 1.70%, 04/27/2018	1,248,750
2,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/2021(1)	2,036,406
1,250,000	Danske Bank A/S 2.80%, 03/10/2021(1)	1,304,319
2,000,000	Deutsche Bank AG/London 1.88%, 02/13/2018	1,989,480
2,600,000	Discover Bank/Greenwood 3.10%, 06/04/2020	2,680,852
2,150,000	DNB Bank ASA 2.38%, 06/02/2021(1)	2,200,602
	Fifth Third Bancorp
1,100,000	2.25%, 06/14/2021	1,121,985
4,250,000	2.38%, 04/25/2019	4,347,576
	Goldman Sachs Group, Inc.
2,000,000	1.73%, 11/15/2018(2)	2,014,200
1,000,000	2.55%, 10/23/2019	1,025,449
1,850,000	2.60%, 04/23/2020	1,892,796
660,000	2.63%, 04/25/2021	672,041
545,000	2.75%, 09/15/2020	559,322
1,005,000	2.88%, 02/25/2021	1,034,826
	HSBC Holdings plc
1,800,000	2.95%, 05/25/2021	1,831,720
1,150,000	3.40%, 03/08/2021	1,192,254

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	HSBC USA, Inc.
$ 2,090,000	1.63%, 01/16/2018	$2,089,555
1,550,000	2.35%, 03/05/2020	1,563,077
1,700,000	Huntington Bancshares Inc. 3.15%, 03/14/2021	1,771,784
1,785,000	Huntington National Bank 2.20%, 04/01/2019	1,810,136
2,395,000	ING Bank N.V. 2.50%, 10/01/2019(1)	2,456,123
	JP Morgan Chase & Co.
1,100,000	1.63%, 05/15/2018	1,108,206
3,000,000	2.25%, 01/23/2020	3,059,307
3,000,000	2.40%, 06/07/2021	3,053,424
3,000,000	2.55%, 03/01/2021	3,072,465
1,500,000	2.75%, 06/23/2020	1,551,911
	KeyBank NA
1,000,000	1.65%, 02/01/2018	1,005,525
1,350,000	2.35%, 03/08/2019	1,378,031
2,000,000	2.50%, 12/15/2019	2,058,318
	Lloyds Bank plc
800,000	1.75%, 05/14/2018	799,822
980,000	2.30%, 11/27/2018	992,762
1,000,000	2.40%, 03/17/2020	1,018,601
	Manufacturers & Traders Trust Co.
1,045,000	1.71%, 12/28/2020(2)	1,024,126
2,500,000	2.25%, 07/25/2019	2,552,970
1,500,000	Mizuho Financial Group, Inc. 2.63%, 04/12/2021(1)	1,539,197
	Morgan Stanley
1,290,000	2.20%, 12/07/2018	1,304,393
920,000	2.50%, 04/21/2021	930,646
1,500,000	2.65%, 01/27/2020	1,535,562
1,750,000	5.63%, 09/23/2019	1,950,063
1,500,000	6.63%, 04/01/2018	1,625,040
1,000,000	National Australia Bank Ltd. 1.88%, 07/12/2021	998,465
1,750,000	National Bank of Canada 2.10%, 12/14/2018	1,773,587
	PNC Bank NA
1,750,000	2.25%, 07/02/2019	1,792,051
1,500,000	2.45%, 11/05/2020	1,549,869
2,250,000	Regions Financial Corp. 3.20%, 02/08/2021	2,324,630
	Royal Bank of Canada
2,000,000	1.63%, 04/15/2019	2,015,382
1,250,000	2.00%, 12/10/2018	1,264,126
1,500,000	2.50%, 01/19/2021	1,556,477
	Santander Holdings USA, Inc.
1,115,000	2.65%, 04/17/2020	1,120,668
1,000,000	2.70%, 05/24/2019	1,007,076
2,250,000	Santander UK plc 2.38%, 03/16/2020	2,270,403
	Skandinaviska Enskilda Banken AB
1,250,000	1.75%, 03/19/2018(1)	1,257,800
1,400,000	2.63%, 11/17/2020(1)	1,447,929
1,200,000	Societe Generale S.A. 2.63%, 10/01/2018	1,226,527
3,000,000	Standard Chartered plc 2.40%, 09/08/2019(1)	3,021,102
2,200,000	Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020	2,270,446
	SunTrust Banks, Inc.
1,750,000	2.50%, 05/01/2019	1,790,373
895,000	2.90%, 03/03/2021	934,043
	Svenska Handelsbanken AB
2,000,000	2.25%, 06/17/2019	2,043,380
1,500,000	2.45%, 03/30/2021	1,545,885

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 1,800,000	Swedbank AB 1.75%, 03/12/2018(1)	$1,810,512
	Toronto-Dominion Bank
1,500,000	2.13%, 04/07/2021	1,526,388
2,000,000	2.50%, 12/14/2020	2,068,686
	UBS Group Funding Jersey Ltd.
1,000,000	2.95%, 09/24/2020(1)	1,028,960
1,750,000	3.00%, 04/15/2021(1)	1,801,352
	Wells Fargo & Co.
2,000,000	2.10%, 07/26/2021	2,009,204
2,000,000	2.13%, 04/22/2019	2,042,948
1,875,000	2.15%, 01/30/2020	1,913,012
2,500,000	2.50%, 03/04/2021	2,564,815
2,000,000	Wells Fargo Bank NA 1.75%, 05/24/2019	2,027,670

		185,599,691

	Commercial Services - 0.7%
195,000	Catholic Health Initiatives 1.60%, 11/01/2017	195,189
1,870,000	ERAC USA Finance LLC 2.35%, 10/15/2019(1)	1,902,730
	Total System Services, Inc.
2,075,000	2.38%, 06/01/2018	2,088,602
1,500,000	3.80%, 04/01/2021	1,591,689

		5,778,210

	Construction Materials - 0.2%
2,000,000	Fortune Brands Home & Security, Inc. 3.00%, 06/15/2020	2,061,014

	Diversified Financial Services - 3.5%
1,665,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 2.75%, 05/15/2017	1,675,406
2,705,000	Air Lease Corp. 2.13%, 01/15/2018	2,700,212
2,000,000	American Express Credit Corp. 2.25%, 08/15/2019	2,048,750
2,500,000	Capital One Bank USA NA 2.30%, 06/05/2019	2,538,150
1,150,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)	1,173,610
3,130,000	GE Capital International Funding Co. 2.34%, 11/15/2020	3,245,375
1,217,000	General Electric Co. 2.20%, 01/09/2020	1,255,236
1,750,000	International Lease Finance Corp. 6.75%, 09/01/2016(1)	1,757,122
2,025,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(1)	2,042,640
2,500,000	Macquarie Group Ltd. 3.00%, 12/03/2018(1)	2,565,052
1,700,000	National Rural Utilities Cooperative Finance Corp. 1.65%, 02/08/2019	1,722,353
1,250,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 07/01/2021	1,075,000
2,365,000	Protective Life Global Funding 1.72%, 04/15/2019(1)	2,378,975
1,350,000	Societe Generale S.A. 2.50%, 04/08/2021(1)	1,386,789
	Synchrony Financial
610,000	2.70%, 02/03/2020	617,829
2,255,000	3.00%, 08/15/2019	2,304,339

		30,486,838

	Electric - 1.5%
1,000,000	Ameren Illinois Co. 9.75%, 11/15/2018	1,182,924

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 500,000	American Electric Power Co., Inc. 1.65%, 12/15/2017	$501,560
1,200,000	Commonwealth Edison Co. 6.95%, 07/15/2018	1,313,512
	Dominion Resources, Inc.
2,500,000	2.50%, 12/01/2019	2,563,007
490,000	2.96%, 07/01/2019	503,171
395,000	Emera US Finance L.P. 2.70%, 06/15/2021(1)	404,313
1,055,000	Eversource Energy 2.50%, 03/15/2021	1,088,416
805,000	Exelon Corp. 2.85%, 06/15/2020	836,537
1,520,000	NextEra Energy Capital Holdings, Inc. 2.30%, 04/01/2019	1,546,825
3,000,000	Southern Co. 2.35%, 07/01/2021	3,064,275

		13,004,540

	Electronics - 0.3%
630,000	Arrow Electronics, Inc. 3.00%, 03/01/2018	639,446
850,000	Fortive Corp. 2.35%, 06/15/2021(1)	867,868
1,225,000	Thermo Fisher Scientific, Inc. 1.30%, 02/01/2017	1,225,670

		2,732,984

	Engineering & Construction - 0.3%
	SBA Tower Trust
1,300,000	2.24%, 04/15/2043(1)	1,302,024
1,310,000	2.93%, 12/15/2042(1)	1,321,588

		2,623,612

	Food - 1.2%
330,000	JM Smucker Co. 2.50%, 03/15/2020	339,547
	Kraft Heinz Foods Co.
2,000,000	2.00%, 07/02/2018(1)	2,028,448
1,425,000	2.80%, 07/02/2020(1)	1,488,405
	Kroger Co.
540,000	2.60%, 02/01/2021	560,544
1,250,000	7.00%, 05/01/2018	1,364,214
3,000,000	Mondelez International, Inc. 1.28%, 02/01/2019(2)	2,991,066
1,195,000	Tyson Foods, Inc. 2.65%, 08/15/2019	1,227,815

		10,000,039

	Forest Products & Paper - 0.3%
2,650,000	Georgia-Pacific LLC 2.54%, 11/15/2019(1)	2,715,641

	Healthcare-Products - 0.7%
1,650,000	Becton Dickinson and Co. 2.68%, 12/15/2019	1,711,098
1,680,000	Medtronic, Inc. 2.50%, 03/15/2020	1,748,814
2,750,000	Zimmer Biomet Holdings, Inc. 2.00%, 04/01/2018	2,766,426

		6,226,338

	Healthcare-Services - 2.0%
	Aetna, Inc.
2,135,000	1.50%, 11/15/2017	2,144,148
3,350,000	2.40%, 06/15/2021	3,414,789
	Anthem, Inc.
4,000,000	2.25%, 08/15/2019	4,074,956

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 1,000,000	2.38%, 02/15/2017	$1,006,357
1,810,000	Dignity Health 2.64%, 11/01/2019	1,860,492
	Laboratory Corp. of America Holdings
1,411,000	2.20%, 08/23/2017	1,422,499
590,000	2.63%, 02/01/2020	605,066
	UnitedHealth Group, Inc.
1,525,000	2.13%, 03/15/2021	1,563,139
835,000	2.70%, 07/15/2020	874,366

		16,965,812

	Holding Companies-Diversified - 0.3%
2,500,000	Hutchison Whampoa International Ltd. 1.63%, 10/31/2017(1)	2,507,958

	Home Furnishings - 0.3%
	Whirlpool Corp.
1,235,000	1.35%, 03/01/2017	1,236,435
1,400,000	2.40%, 03/01/2019	1,432,652

		2,669,087

	Housewares - 0.0%
355,000	Newell Brands, Inc. 2.05%, 12/01/2017	358,655

	Insurance - 2.8%
4,000,000	American International Group, Inc. 2.30%, 07/16/2019	4,097,896
1,705,000	Berkshire Hathaway, Inc. 2.20%, 03/15/2021	1,765,362
775,000	Chubb INA Holdings, Inc. 2.30%, 11/03/2020	800,084
	Marsh & McLennan Cos., Inc.
985,000	2.35%, 09/10/2019	1,005,914
770,000	2.55%, 10/15/2018	786,157
2,300,000	MassMutual Global Funding II 2.00%, 04/15/2021(1)	2,330,408
1,480,000	Metropolitan Life Global Funding 1.50%, 01/10/2018(1)	1,487,817
	Principal Life Global Funding
2,000,000	1.50%, 04/18/2019(1)	2,012,798
1,255,000	2.20%, 04/08/2020(1)	1,274,169
	Prudential Financial, Inc.
2,000,000	1.41%, 08/15/2018(2)	1,995,850
1,500,000	2.35%, 08/15/2019	1,537,211
390,000	QBE Insurance Group Ltd. 2.40%, 05/01/2018(1)	392,729
861,000	TIAA Asset Management Finance Co. LLC 2.95%, 11/01/2019(1)	883,492
705,000	Trinity Acquisition plc 3.50%, 09/15/2021	739,143
1,445,000	Unum Group 3.00%, 05/15/2021	1,483,681
1,715,000	Voya Financial, Inc. 2.90%, 02/15/2018	1,748,724

		24,341,435

	Internet - 0.5%
1,250,000	Amazon.com, Inc. 2.60%, 12/05/2019	1,306,241
2,500,000	eBay, Inc. 2.50%, 03/09/2018	2,546,243

		3,852,484

	Iron/Steel - 0.8%
	Glencore Funding LLC
3,000,000	2.50%, 01/15/2019(1)	2,947,227
891,000	3.13%, 04/29/2019(1)	884,318

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 1,500,000	Steel Dynamics, Inc. 5.13%, 10/01/2021	$1,560,000
1,720,000	Vale Overseas Ltd. 6.25%, 01/23/2017	1,752,250

		7,143,795

	IT Services - 0.5%
4,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.48%, 06/01/2019(1)	4,114,500

	Lodging - 0.2%
1,500,000	Marriott International, Inc. 2.30%, 01/15/2022	1,514,418

	Machinery-Diversified - 0.2%
2,000,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	2,057,560

	Media - 1.6%
3,000,000	CBS Corp. 2.30%, 08/15/2019	3,053,796
1,685,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020(1)	1,773,958
400,000	Columbus International, Inc. 7.38%, 03/30/2021(1)	426,884
2,195,000	Scripps Networks Interactive, Inc. 2.80%, 06/15/2020	2,231,507
1,770,000	Sky plc 2.63%, 09/16/2019(1)	1,806,993
2,000,000	Time Warner Cable, Inc. 5.85%, 05/01/2017	2,062,380
	Viacom, Inc.
955,000	2.20%, 04/01/2019	960,881
1,500,000	2.75%, 12/15/2019	1,529,364

		13,845,763

	Mining - 0.1%
1,015,000	Freeport-McMoRan, Inc. 2.38%, 03/15/2018	1,002,313

	Miscellaneous Manufacturing - 0.4%
1,500,000	Pentair Finance S.A. 2.90%, 09/15/2018	1,511,899
1,500,000	Textron, Inc. 4.63%, 09/21/2016	1,507,319

		3,019,218

	Oil & Gas - 2.4%
	Anadarko Petroleum Corp.
2,020,000	4.85%, 03/15/2021	2,138,730
1,022,000	6.38%, 09/15/2017	1,071,520
	BP Capital Markets plc
2,250,000	1.68%, 05/03/2019	2,272,045
1,575,000	2.32%, 02/13/2020	1,614,432
680,000	ConocoPhillips Co. 4.20%, 03/15/2021	725,055
1,755,000	Exxon Mobil Corp. 2.22%, 03/01/2021	1,809,479
	Hess Corp.
500,000	1.30%, 06/15/2017	498,235
705,000	8.13%, 02/15/2019	796,623
1,726,000	Marathon Oil Corp. 2.70%, 06/01/2020	1,643,508
	Noble Energy, Inc.
1,015,000	4.15%, 12/15/2021	1,075,892
1,595,000	8.25%, 03/01/2019	1,826,940
455,000	Petroleos Mexicanos 5.50%, 02/04/2019(1)	481,162

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 1,565,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	$1,614,484
2,000,000	Suncor Energy, Inc. 6.10%, 06/01/2018	2,146,310
685,000	Total Capital Canada Ltd. 1.45%, 01/15/2018	688,437

		20,402,852

	Oil & Gas Services - 0.4%
2,500,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	2,622,417
925,000	Schlumberger Norge AS 1.25%, 08/01/2017(1)	925,965

		3,548,382

	Pharmaceuticals - 2.4%
	AbbVie, Inc.
1,250,000	2.30%, 05/14/2021	1,274,313
1,330,000	2.50%, 05/14/2020	1,364,943
	Actavis Funding SCS
490,000	2.45%, 06/15/2019	501,127
3,855,000	3.00%, 03/12/2020	4,010,422
715,000	Baxalta, Inc. 2.00%, 06/22/2018	714,349
1,300,000	Bayer US Finance LLC 2.38%, 10/08/2019(1)	1,327,989
	Cardinal Health, Inc.
370,000	1.70%, 03/15/2018	372,397
1,435,000	2.40%, 11/15/2019	1,472,003
2,115,000	Express Scripts Holding Co. 2.25%, 06/15/2019	2,156,545
945,000	Mylan N.V. 3.75%, 12/15/2020(1)	998,429
2,500,000	Mylan, Inc. 1.35%, 11/29/2016	2,501,382
800,000	Perrigo Co. plc 1.30%, 11/08/2016	800,574
285,000	Perrigo Finance Unlimited Co. 3.50%, 03/15/2021	295,457
	Teva Pharmaceutical Finance Netherlands III B.V.
1,125,000	1.70%, 07/19/2019	1,131,720
1,800,000	2.20%, 07/21/2021	1,809,063

		20,730,713

	Pipelines - 0.9%
1,195,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	1,203,809
2,250,000	Enbridge, Inc. 1.14%, 06/02/2017(2)	2,221,517
	Enterprise Products Operating LLC
1,195,000	2.55%, 10/15/2019	1,229,999
1,700,000	2.85%, 04/15/2021	1,757,249
1,435,000	Kinder Morgan, Inc. 3.05%, 12/01/2019	1,471,291

		7,883,865

	Real Estate - 0.1%
1,100,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(1)	1,146,415

	Real Estate Investment Trusts - 1.5%
1,755,000	American Tower Corp. 3.30%, 02/15/2021	1,845,219
240,000	Crown Castle International Corp. 3.40%, 02/15/2021	252,219
2,580,000	ERP Operating L.P. 2.38%, 07/01/2019	2,645,684

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 1,870,000	Scentre Group 2.38%, 11/05/2019(1)	$1,901,626
	Simon Property Group L.P.
1,000,000	2.50%, 09/01/2020	1,036,848
860,000	2.50%, 07/15/2021	890,461
570,000	Ventas Realty L.P. 1.25%, 04/17/2017	570,423
3,000,000	Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 02/15/2018	3,021,261
1,010,000	Welltower, Inc. 2.25%, 03/15/2018	1,020,234

		13,183,975

	Retail - 0.8%
320,000	AutoZone, Inc. 1.63%, 04/21/2019	322,028
	CVS Health Corp.
2,350,000	2.13%, 06/01/2021	2,395,306
715,000	2.80%, 07/20/2020	747,726
3,000,000	Home Depot, Inc. 2.00%, 04/01/2021	3,082,857
550,000	McDonald’s Corp. 2.75%, 12/09/2020	575,236

		7,123,153

	Savings & Loans - 0.1%
885,000	Nationwide Building Society 2.35%, 01/21/2020(1)	895,203

	Semiconductors - 0.6%
2,000,000	NXP B.V. / NXP Funding LLC 4.13%, 06/01/2021(1)	2,060,000
3,450,000	TSMC Global Ltd. 1.63%, 04/03/2018(1)	3,453,795

		5,513,795

	Software - 1.2%
750,000	Fidelity National Information Services, Inc. 1.45%, 06/05/2017	749,750
	Hewlett Packard Enterprise Co.
2,750,000	2.85%, 10/05/2018(1)	2,814,658
1,250,000	3.60%, 10/15/2020(1)	1,318,367
	Oracle Corp.
2,375,000	1.90%, 09/15/2021	2,382,557
3,000,000	2.25%, 10/08/2019	3,098,139

		10,363,471

	Telecommunications - 1.3%
1,200,000	America Movil S.A.B. de C.V. 2.38%, 09/08/2016	1,201,939
	AT&T, Inc.
915,000	1.75%, 01/15/2018	920,965
2,790,000	2.45%, 06/30/2020	2,856,985
2,000,000	2.80%, 02/17/2021	2,066,566
2,180,000	Cisco Systems, Inc. 2.20%, 02/28/2021	2,248,566
1,900,000	Verizon Communications, Inc. 1.38%, 08/15/2019	1,900,756

		11,195,777

	Toys/Games/Hobbies - 0.2%
2,000,000	Mattel, Inc. 2.35%, 05/06/2019	2,041,246

	Transportation - 1.0%
3,450,000	AP Moeller - Maersk A/S 2.55%, 09/22/2019(1)	3,504,631
825,000	FedEx Corp. 2.30%, 02/01/2020	844,727

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
$ 2,050,000	2.50%, 06/15/2019(1)	$2,073,247
45,000	2.88%, 07/17/2018(1)	45,763
1,000,000	3.20%, 07/15/2020(1)	1,016,925
1,075,000	Ryder System, Inc. 2.45%, 09/03/2019	1,094,635

		8,579,928

	Trucking & Leasing - 0.4%
1,145,000	GATX Corp. 1.25%, 03/04/2017	1,145,833
2,125,000	TTX Co. 2.25%, 02/01/2019(1)	2,159,202

		3,305,035

	Total Corporate Bonds (cost $509,290,849)	519,345,829

Municipal Bonds - 0.5%
	General - 0.3%
2,500,000	Florida State Board of Administration Finance Corp. Rev 2.16%, 07/01/2019	2,555,300
365,000	New Jersey Economic Development Auth 0.00%, 02/15/2018(5)	353,955

		2,909,255

	General Obligation - 0.0%
265,000	Illinois State, GO 5.88%, 03/01/2019	288,211

	Pollution - 0.2%
1,300,000	Gloucester County Improvement Auth 2.50%, 12/01/2029(2)	1,326,689

	Total Municipal Bonds (cost $4,440,945)	4,524,155

Senior Floating Rate Interests - 19.6%(6)
	Advertising - 0.2%
1,685,095	Acosta Holdco, Inc. 4.25%, 09/26/2021	1,649,286

	Aerospace/Defense - 0.5%
1,556,945	BE Aerospace, Inc. 3.75%, 12/16/2021	1,565,509
494,375	Fly Funding II S.a.r.l. 3.50%, 08/09/2019	494,068
1,455,000	TransDigm, Inc. 3.75%, 06/09/2023	1,446,110
656,553	Transdigm, Inc. 3.75%, 06/09/2023	651,629

		4,157,316

	Airlines - 0.8%
	American Airlines, Inc.
1,573,493	3.25%, 06/27/2020	1,566,743
990,000	3.50%, 10/10/2021	987,832
1,275,000	3.50%, 04/28/2023	1,270,219
1,985,000	Delta Air Lines, Inc. 3.25%, 08/24/2022	1,988,315
893,250	Pilot Travel Centers LLC 3.25%, 05/25/2023	896,599

		6,709,708

	Auto Manufacturers - 0.3%
	Chrysler Group LLC
359,777	3.25%, 12/31/2018	360,226
1,257,055	3.50%, 05/24/2017	1,258,400
311,214	Jaguar Holding Co. 4.25%, 08/18/2022	310,981

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 769,939	MPG Holdco I, Inc. 3.75%, 10/20/2021	$769,523

		2,699,130

	Beverages - 0.1%
656,444	Oak Tea, Inc. 4.25%, 07/02/2022	659,450

	Biotechnology - 0.5%
2,894,737	Alkermes, Inc. 3.50%, 09/25/2019	2,891,118
1,506,252	RPI Finance Trust 3.25%, 11/09/2018	1,507,006

		4,398,124

	Chemicals - 0.7%
498,697	Chemours Co. 3.75%, 05/12/2022	483,985
	Huntsman International LLC
1,984,775	3.75%, 10/01/2021	1,978,979
294,263	4.25%, 04/01/2023	295,242
1,492,542	Ineos U.S. Finance LLC 3.75%, 05/04/2018	1,490,990
1,290,000	Nexeo Solutions LLC 5.25%, 06/09/2023	1,294,838
468,826	PolyOne Corp. 3.50%, 11/11/2022	471,171

		6,015,205

	Commercial Services - 1.4%
2,000,000	Abacus Innovations Corp. 0.00%, 01/26/2023(7)	2,003,760
687,000	Albertsons, LLC 4.75%, 06/22/2023	691,150
997,449	Brickman Group Ltd. 4.00%, 12/18/2020	993,399
496,975	Bright Horizons Family Solutions, Inc. 3.75%, 01/30/2020	498,531
900,000	Global Payments, Inc. 4.00%, 04/22/2023	906,750
1,500,000	Hertz Corp. 3.50%, 06/30/2023	1,505,310
663,338	KAR Auction Services, Inc. 4.25%, 03/09/2023	668,591
1,102,066	Quikrete Holdings, Inc. 4.00%, 09/28/2020	1,104,303
1,220,000	Russell Investment Group 6.75%, 06/01/2023	1,143,750
1,858,146	TransUnion LLC 3.50%, 04/09/2021	1,856,493
794,696	Vantiv LLC 3.50%, 06/13/2021	796,683

		12,168,720

	Distribution/Wholesale - 0.1%
496,250	Beacon Roofing Supply, Inc. 4.00%, 10/01/2022	497,337

	Diversified Financial Services - 0.4%
685,000	Delos Finance S.a.r.l. 3.50%, 03/06/2021	687,398
962,301	SAM Finance Lux S.a.r.l. 4.25%, 12/17/2020	955,382
550,000	Telenet International Finance S.a.r.l. 4.25%, 06/30/2024	551,375
1,385,000	UPC Financing Partnership 0.00%, 08/31/2024(7)	1,379,806

		3,573,961

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Electric - 0.4%
$ 2,312,885	NRG Energy, Inc. 3.50%, 06/30/2023	$2,303,633
1,202,256	Seadrill Partners Finco LLC 4.00%, 02/21/2021	524,484
	Texas Competitive Electric Holdings Co. LLC
830,000	0.00%, 10/31/2017(7)	831,386
190,000	0.00%, 07/27/2023(7)	190,318

		3,849,821

	Electronics - 0.2%
1,022,129	CDW LLC 3.25%, 04/29/2020	1,023,979
865,000	Sensus USA, Inc. 6.50%, 03/16/2023	865,000

		1,888,979

	Energy-Alternate Sources - 0.2%
1,688,155	MEG Energy Corp. 3.75%, 03/31/2020	1,529,469

	Entertainment - 0.5%
497,590	Cedar Fair L.P. 3.25%, 03/06/2020	499,456
1,062,750	Penn National Gaming, Inc. 3.25%, 10/30/2020	1,062,527
2,355,000	Regal Cinemas Corporation 3.50%, 04/01/2022	2,363,502
524,500	Scientific Games International, Inc. 6.00%, 10/01/2021	523,844

		4,449,329

	Environmental Control - 0.2%
1,024,378	ADS Waste Holdings, Inc. 3.75%, 10/09/2019	1,022,882
589,446	US Ecology, Inc. 3.75%, 06/17/2021	590,183

		1,613,065

	Food - 0.7%
	Albertsons LLC
1,715,676	4.50%, 08/25/2021	1,723,534
374,063	4.75%, 12/21/2022	375,880
452,344	B&G Foods, Inc. 3.75%, 11/02/2022	454,466
	JBS USA LLC
1,046,209	3.75%, 09/18/2020	1,044,252
736,300	4.00%, 10/30/2022	735,991
567,150	Pinnacle Foods Finance LLC 3.24%, 01/13/2023	568,568
1,167,000	Pinnacle Foods Group LLC 3.25%, 04/29/2020	1,167,000

		6,069,691

	Food Service - 0.1%
1,125,000	Yum! Brands, Inc. 3.23%, 06/16/2023	1,129,927

	Healthcare-Products - 0.4%
2,228,550	Alere, Inc. 4.50%, 06/18/2022	2,191,868
1,569,533	Immucor, Inc. 5.00%, 08/17/2018	1,518,524

		3,710,392

	Healthcare-Services - 1.7%
930,325	Acadia Healthcare Company, Inc. 4.50%, 02/16/2023	932,651

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 1,986,218	American Renal Holdings, Inc. 4.75%, 09/20/2019	$1,957,676
1,068,200	Amsurg Corp. 3.50%, 07/16/2021	1,068,702
	Community Health Systems, Inc.
760,498	3.75%, 12/31/2019	747,782
300,859	4.00%, 01/27/2021	297,005
1,479,800	DaVita HealthCare Partners, Inc. 3.50%, 06/24/2021	1,487,658
1,049,725	Envision Healthcare Corp. 4.50%, 10/28/2022	1,052,874
	HCA, Inc.
286,181	3.38%, 05/01/2018	286,856
752,409	3.75%, 03/17/2023	757,586
1,634,265	IMS Health, Inc. 3.50%, 03/17/2021	1,633,448
2,195,000	MPH Acquisition Holdings LLC 5.00%, 06/07/2023	2,216,950
394,000	Surgery Center Holdings, Inc. 5.25%, 11/03/2020	395,478
1,084,550	U.S. Renal Care, Inc. 5.25%, 12/31/2022	1,073,704
628,425	Vizient, Inc. 6.25%, 02/13/2023	635,495

		14,543,865

	Household Products/Wares - 0.1%
815,000	Galleria Co. 3.75%, 01/26/2023	815,766

	Insurance - 0.6%
	Asurion LLC
963,251	5.00%, 05/24/2019	964,253
2,959,424	5.00%, 08/04/2022	2,962,502
1,731,275	HUB International Ltd. 4.00%, 10/02/2020	1,726,011

		5,652,766

	Internet - 0.1%
648,964	Zayo Group LLC / Zayo Capital, Inc. 3.75%, 05/06/2021	648,503

	Leisure Time - 0.5%
1,119,385	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	1,122,653
2,980,839	Delta 2 (LUX) S.a.r.l. 4.75%, 07/30/2021	2,945,457

		4,068,110

	Lodging - 0.4%
1,364,786	Hilton Worldwide Finance LLC 3.50%, 10/26/2020	1,367,939
813,285	La Quinta Intermediate Holdings LLC 3.75%, 04/14/2021	806,169
1,340,000	Station Casinos LLC 3.75%, 06/08/2023	1,340,415

		3,514,523

	Machinery-Diversified - 0.4%
1,945,000	Gardner Denver, Inc. 4.25%, 07/30/2020	1,847,750
1,471,833	Gates Global, Inc. 4.25%, 07/06/2021	1,439,085

		3,286,835

	Media - 1.1%
1,780,893	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	1,771,027

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Charter Communications Operating LLC
$ 402,550	3.00%, 07/01/2020	$402,457
980,318	3.00%, 01/04/2021	980,200
299,250	3.50%, 01/24/2023	300,447
1,191,013	Media General, Inc. 4.00%, 07/31/2020	1,190,894
1,037,400	Neptune Finco Corp. 5.00%, 10/09/2022	1,043,624
413,963	Numericable U.S. LLC 5.00%, 01/15/2024	414,377
1,935,332	Tribune Media Co. 3.75%, 12/27/2020	1,937,751
1,363,476	Virgin Media Investment Holdings Ltd. 3.65%, 06/30/2023	1,357,231

		9,398,008

	Metal Fabricate/Hardware - 0.2%
1,426,882	Rexnord LLC 4.00%, 08/21/2020	1,425,327

	Mining - 0.0%
407,000	Minerals Technologies, Inc. 3.75%, 05/09/2021	408,274

	Oil & Gas - 0.5%
2,007,000	Energy Transfer Equity L.P. 3.25%, 12/02/2019	1,934,969
654,932	Fieldwood Energy LLC 3.88%, 10/01/2018	557,786
1,500,000	Western Refining, Inc. 5.50%, 06/23/2023	1,455,630

		3,948,385

	Oil & Gas Services - 0.4%
2,225,000	Calpine Corp. 3.64%, 05/02/2023	2,221,529
1,785,245	Crosby U.S. Acquisition Corp. 4.00%, 11/23/2020	1,452,743
276,450	Pacific Drilling S.A. 4.50%, 06/03/2018	73,950

		3,748,222

	Packaging & Containers - 0.6%
1,250,000	Berry Plastics Group, Inc. 3.75%, 10/03/2022	1,253,688
1,813,569	Berry Plastics Holding Corp. 3.50%, 02/08/2020	1,817,686
1,189,299	Exopack Holdings S.A. 4.50%, 05/08/2019	1,185,826
390,063	Owens-Illinois, Inc. 3.50%, 09/01/2022	390,550
874,077	Reynolds Group Holdings, Inc. 4.50%, 12/01/2018	874,715

		5,522,465

	Pharmaceuticals - 0.3%
2,005,673	Endo Luxembourg Finance Company I S.a r.l. 3.75%, 09/26/2022	1,983,109
977,500	Grifols Worldwide Operations USA, Inc. 3.44%, 02/27/2021	980,247

		2,963,356

	Provincial - 0.0%
421,013	Seminole Tribe of Florida, Inc. 3.00%, 04/29/2020	421,855

	Real Estate - 0.2%
1,745,592	DTZ U.S. Borrower LLC 0.00%, 11/04/2021(7)	1,733,233

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Real Estate Investment Trusts - 0.3%
$ 304,238	Equinix, Inc. 4.00%, 01/08/2023	$304,998
2,124,675	MGM Growth Properties LLC 4.00%, 04/25/2023	2,138,846
547,396	Realogy Corp. 3.75%, 07/20/2022	550,133

		2,993,977

	Retail - 1.2%
508,563	Bass Pro Group LLC 4.00%, 06/05/2020	504,748
1,908,217	BJ’s Wholesale Club, Inc. 4.50%, 09/26/2019	1,903,714
721,281	Burger King 3.75%, 12/10/2021	724,137
408,975	Coty, Inc. 3.75%, 10/27/2022	411,789
528,010	Dollar Tree, Inc. 3.50%, 07/06/2022	530,650
	Michaels Stores, Inc.
425,700	3.75%, 01/28/2020	426,918
638,806	4.00%, 01/28/2020	642,319
1,806,898	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	1,701,393
698,066	PetSmart, Inc. 4.25%, 03/11/2022	699,001
495,000	Revlon Consumer Products Corp. 0.00%, 07/22/2023(7)	494,228
1,087,515	Serta Simmons Holdings LLC 4.25%, 10/01/2019	1,092,137
1,216,452	US Foods, Inc. 4.00%, 06/27/2023	1,222,279

		10,353,313

	Semiconductors - 0.6%
1,360,332	Avago Technologies Cayman Ltd. 4.25%, 02/01/2023	1,360,114
644,833	Entegris, Inc. 3.50%, 04/30/2021	645,910
541,199	NXP B.V. 3.75%, 12/07/2020	544,581
755,000	ON Semiconductor Corp. 5.25%, 03/31/2023	763,494
1,965,125	Sensata Technologies B.V. 3.00%, 10/14/2021	1,969,625

		5,283,724

	Software - 1.8%
255,000	Activision Blizzard, Inc. 3.25%, 10/12/2020	256,275
1,395,000	Dell, Inc. 0.00%, 05/24/2023(7)	1,395,321
2,039,529	Emdeon Business Services LLC 3.75%, 11/02/2018	2,043,364
	First Data Corp.
4,180,000	4.24%, 07/08/2022	4,191,620
1,000,000	4.49%, 03/24/2021	1,004,530
763,777	Infor US, Inc. 3.75%, 06/03/2020	754,229
1,252,188	Kronos, Inc. 4.50%, 10/30/2019	1,255,319
1,689,245	Magic Newco LLC 5.00%, 12/12/2018	1,691,711
1,044,327	SS&C Technologies, Inc. 4.00%, 07/08/2022	1,049,550

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 2,230,000	WEX, Inc. 4.25%, 07/01/2023	$2,241,841

		15,883,760

	Telecommunications - 0.9%
302,713	CommScope, Inc. 3.75%, 12/29/2022	303,754
	Level 3 Financing, Inc.
1,255,000	3.50%, 05/31/2022	1,258,137
510,000	4.00%, 08/01/2019	511,275
1,228,500	4.00%, 01/15/2020	1,233,414
1,082,138	Telesat Canada 3.50%, 03/28/2019	1,079,097
2,228,962	Univision Communications, Inc. 4.00%, 03/01/2020	2,227,347
	Ziggo Financing Partnership
305,074	3.65%, 01/15/2022	303,375
196,596	3.66%, 01/15/2022	195,501
323,330	3.70%, 01/15/2022	321,529

		7,433,429

	Trucking & Leasing - 0.0%
171,459	AWAS Finance Luxembourg S.a.r.l. 4.00%, 06/10/2018	171,459

	Total Senior Floating Rate Interests (cost $172,117,970)	170,988,065

U.S. Government Agencies - 8.4%
	FHLMC - 1.6%
227,485	1.34%, 04/25/2024(2)	227,561
301,234	1.49%, 02/25/2024(2)	301,628
11,789,771	1.62%, 07/25/2021(2)(4)	780,907
13,109,662	1.96%, 08/25/2018(2)(4)	428,209
9,794,859	3.00%, 04/01/2031	10,287,993
1,666,019	3.50%, 04/01/2027	1,777,034

		13,803,332

	FNMA - 6.7%
11,500,000	1.38%, 01/28/2019	11,658,390
3,392,660	3.00%, 08/01/2027	3,575,078
4,380,126	3.00%, 02/01/2030	4,596,795
6,527,348	3.00%, 12/01/2030	6,852,942
2,360,165	3.00%, 02/01/2031	2,478,143
4,625,951	3.00%, 03/01/2031	4,857,219
7,000,000	3.00%, 08/01/2031(8)	7,344,532
2,888,418	3.50%, 11/01/2026	3,061,716
6,423,459	3.50%, 12/01/2026	6,810,639
1,061,657	3.50%, 12/01/2028	1,124,410
5,600,000	3.50%, 08/01/2031(8)	5,930,248

		58,290,112

	GNMA - 0.1%
380,905	5.00%, 08/20/2039	413,541
372,910	6.50%, 05/16/2031	436,556

		850,097

	Total U.S. Government Agencies (cost $71,912,589)	72,943,541

	Total Long-Term Investments (cost $866,357,495)	876,177,705
Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
13,662,322	Fidelity Money Market Class 1	13,662,322

	Total Short-Term Investments (cost $13,662,322)	13,662,322

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments (cost $880,019,817)^	102.3%	$889,840,027
Other Assets and Liabilities	(2.3)%	(19,635,181)

Total Net Assets	100.0%	$870,204,846

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$12,482,067
Unrealized Depreciation	(2,661,857)

Net Unrealized Appreciation	$9,820,210

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $201,301,369, which represents 23.1% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $0, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a zero-coupon bond.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2016.
(7)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	Represents or includes a TBA transaction.

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	535	09/30/2016	$116,646,116	$117,165,000	$518,884

Short position contracts:
U.S. Treasury 10-Year Note Future	24	09/21/2016	$3,106,826	$3,193,125	$(86,299)
U.S. Treasury 5-Year Note Future	1,032	09/30/2016	123,751,824	125,920,125	(2,168,301)
U.S. Treasury Long Bond Future	7	09/21/2016	1,138,746	1,221,063	(82,317)

Total					$(2,336,917)

Total futures contracts					$(1,818,033)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation
Rev	Revenue

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$108,376,115	$—	$108,376,115	$—
Corporate Bonds	519,345,829	—	519,345,829	—
Municipal Bonds	4,524,155	—	4,524,155	—
Senior Floating Rate Interests	170,988,065	—	170,988,065	—
U.S. Government Agencies	72,943,541	—	72,943,541	—
Short-Term Investments	13,662,322	13,662,322	—	—
Futures Contracts(2)	518,884	518,884	—	—

Total	$890,358,911	$14,181,206	$876,177,705	$—

Liabilities
Futures Contracts(2)	$(2,336,917)	$(2,336,917)	$—	$—

Total	$(2,336,917)	$(2,336,917)	$—	$—

(1)	For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small Cap Core Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.4%
	Automobiles & Components - 1.6%
40,566	Cooper Tire & Rubber Co.	$1,338,272
4,386	Cooper-Standard Holding, Inc.*	386,187
12,666	Superior Industries International, Inc.	387,073
9,592	Tenneco, Inc.*	542,140
6,230	Visteon Corp.	436,661

		3,090,333

	Banks - 7.0%
102,935	Banc of California, Inc.	2,283,098
52,763	Banco Latinoamericano de Comercio Exterior S.A. ADR	1,441,485
10,340	Berkshire Hills Bancorp, Inc.	272,666
14,487	Customers Bancorp, Inc.*	372,895
13,300	Fidelity Southern Corp.	228,893
68,698	First BanCorp*	315,324
53,092	First NBC Bank Holding Co.*	1,010,341
39,967	Flagstar Bancorp, Inc.*	1,055,529
28,137	Great Western Bancorp, Inc.	933,304
21,008	Hancock Holding Co.	609,022
22,780	HomeStreet, Inc.*	507,994
9,971	MainSource Financial Group, Inc.	222,054
63,733	Popular, Inc.	2,147,165
32,029	Radian Group, Inc.	413,174
18,469	Trustmark Corp.	482,041
15,246	Walker & Dunlop, Inc.*	360,873
16,484	Washington Federal, Inc.	412,100

		13,067,958

	Capital Goods - 8.5%
8,629	American Railcar Industries, Inc.	362,504
954	American Woodmark Corp.*	70,815
10,245	Applied Industrial Technologies, Inc.	481,003
22,397	Briggs & Stratton Corp.	509,084
20,881	Chart Industries, Inc.*	626,848
33,808	Comfort Systems USA, Inc.	1,027,087
21,877	Continental Building Products, Inc.*	513,016
19,300	DigitalGlobe, Inc.*	520,328
9,499	Encore Wire Corp.	356,497
55,172	Energy Recovery, Inc.*	590,340
7,696	EnerSys	479,846
2,861	EnPro Industries, Inc.	130,891
12,007	Gibraltar Industries, Inc.*	423,607
12,000	Greenbrier Cos., Inc.	393,960
2,800	Hyster-Yale Materials Handling, Inc.	178,612
18,493	Insteel Industries, Inc.	643,372
10,144	LB Foster Co. Class A	106,309
5,546	Lydall, Inc.*	247,795
69,651	Manitowoc Co., Inc.	387,956
30,969	MasTec, Inc.*	757,192
57,049	Meritor, Inc.*	478,071
39,970	MRC Global, Inc.*	528,803
28,329	NCI Building Systems, Inc.*	459,496
29,300	NOW, Inc.*	536,483
63,515	TASER International, Inc.*	1,839,394
4,200	Timken Co.	140,490
18,629	Trex Co., Inc.*	903,507
10,951	Triumph Group, Inc.	337,619
9,506	Universal Forest Products, Inc.	1,027,789
62,556	Wabash National Corp.*	905,811

		15,964,525

	Commercial & Professional Services - 4.6%
68,103	ACCO Brands Corp.*	765,478
3,631	Brink’s Co.	119,169
93,153	Civeo Corp.*	127,619

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

24,625	Deluxe Corp.	$1,664,404
23,189	Ennis, Inc.	401,633
14,826	Essendant, Inc.	297,113
46,062	Herman Miller, Inc.	1,509,452
9,340	Huron Consulting Group, Inc.*	574,130
5,964	Insperity, Inc.	468,114
46,869	Quad/Graphics, Inc.	1,188,598
17,800	R.R. Donnelley & Sons Co.	318,976
31,554	RPX Corp.*	317,749
11,845	Tetra Tech, Inc.	390,056
8,189	WageWorks, Inc.*	506,162

		8,648,653

	Consumer Durables & Apparel - 2.4%
6,034	CSS Industries, Inc.	158,755
15,179	Ethan Allen Interiors, Inc.	527,167
11,985	iRobot Corp.*	454,471
20,697	Movado Group, Inc.	467,545
58,829	Smith & Wesson Holding Corp.*	1,732,514
17,033	Sturm Ruger & Co., Inc.	1,158,244

		4,498,696

	Consumer Services - 2.6%
19,512	American Public Education, Inc.*	558,824
9,031	Brinker International, Inc.	425,722
19,459	Capella Education Co.	1,165,010
27,027	DeVry Education Group, Inc.	601,891
6,339	International Speedway Corp. Class A	214,068
41,708	LifeLock, Inc.*	697,775
57,805	Scientific Games Corp. Class A*	615,912
13,442	Strayer Education, Inc.*	614,568

		4,893,770

	Diversified Financials - 1.7%
22,061	Arlington Asset Investment Corp. Class A	307,310
39,689	Green Dot Corp. Class A*	960,474
34,238	KCG Holdings, Inc. Class A*	518,021
22,212	Nelnet, Inc. Class A	897,587
11,762	World Acceptance Corp.*	511,176

		3,194,568

	Energy - 3.6%
53,502	Archrock, Inc.	476,703
28,376	Atwood Oceanics, Inc.	303,056
73,903	Bill Barrett Corp.*	441,201
29,639	CVR Energy, Inc.	438,657
139,899	Denbury Resources, Inc.	405,707
76,277	DHT Holdings, Inc.	355,451
5,633	Dril-Quip, Inc.*	306,604
81,121	EP Energy Corp. Class A*	338,275
4,871	Nordic American Tankers Ltd.	59,913
3,498	Oceaneering International, Inc.	97,524
25,378	Patterson-UTI Energy, Inc.	492,079
78,733	Pioneer Energy Services Corp.*	248,009
6,445	REX American Resources Corp.*	424,081
27,200	Rowan Cos. plc Class A	414,528
82,270	Sanchez Energy Corp.*	521,592
6,540	Ship Finance International Ltd.	98,754
6,710	Superior Energy Services, Inc.	107,159
58,443	TETRA Technologies, Inc.*	351,242
30,800	Unit Corp.*	385,000
25,586	Western Refining, Inc.	533,468

		6,799,003

	Food & Staples Retailing - 0.3%
2,900	Ingles Markets, Inc. Class A	112,607

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

13,335	SpartanNash Co.	$420,052

		532,659

	Food, Beverage & Tobacco - 2.5%
14,559	Cal-Maine Foods, Inc.	610,022
32,135	Dean Foods Co.	593,212
9,112	Fresh Del Monte Produce, Inc.	518,017
10,176	John B Sanfilippo & Son, Inc.	474,914
24,797	Omega Protein Corp.*	558,428
8,613	Sanderson Farms, Inc.	754,413
19,986	Universal Corp.	1,185,370

		4,694,376

	Health Care Equipment & Services - 5.4%
18,401	Anika Therapeutics, Inc.*	918,578
4,960	Chemed Corp.	729,814
1,564	Computer Programs & Systems, Inc.	61,997
49,068	HMS Holdings Corp.*	975,472
11,261	Magellan Health, Inc.*	771,041
28,565	Masimo Corp.*	1,513,088
82,329	OraSure Technologies, Inc.*	561,484
24,159	Owens & Minor, Inc.	862,718
13,098	Providence Service Corp. (The)*	633,550
103,106	Quality Systems, Inc.	1,266,142
39,396	Triple-S Management Corp. Class B*	978,990
7,592	WellCare Health Plans, Inc.*	810,826

		10,083,700

	Household & Personal Products - 0.8%
9,272	Medifast, Inc.	326,560
11,618	Nu Skin Enterprises, Inc. Class A	620,401
3,377	Usana Health Sciences, Inc.*	463,730

		1,410,691

	Insurance - 3.3%
50,924	Ambac Financial Group, Inc.*	925,798
13,347	Aspen Insurance Holdings Ltd.	613,428
39,387	Assured Guaranty Ltd.	1,055,178
51,879	CNO Financial Group, Inc.	901,138
5,600	Endurance Specialty Holdings Ltd.	378,728
58,983	Greenlight Capital Re Ltd. Class A*	1,216,819
32,686	Maiden Holdings Ltd.	456,623
64,033	MBIA, Inc.*	540,439
3,700	Validus Holdings Ltd.	182,891

		6,271,042

	Materials - 5.8%
2,255	AEP Industries, Inc.	181,437
56,700	AK Steel Holding Corp.*	371,952
11,113	Cabot Corp.	541,092
14,102	Carpenter Technology Corp.	553,504
7,050	Clearwater Paper Corp.*	443,516
46,200	Cliffs Natural Resources, Inc.*	365,442
30,060	Commercial Metals Co.	497,192
41,210	Domtar Corp.	1,622,438
15,238	Innophos Holdings, Inc.	656,148
7,530	Innospec, Inc.	378,533
13,184	Koppers Holdings, Inc.*	416,878
16,800	Mercer International, Inc.	132,552
35,103	Rayonier Advanced Materials, Inc.	483,368
6,889	Reliance Steel & Aluminum Co.	540,373
27,055	Ryerson Holding Corp.*	390,674
37,658	Schnitzer Steel Industries, Inc. Class A	733,954
12,224	Stepan Co.	786,126
12,586	Trinseo S.A.	626,657
7,475	U.S. Concrete, Inc.*	482,138

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

15,648	Worthington Industries, Inc.	$693,363

		10,897,337

	Media - 0.8%
90,015	MSG Networks, Inc. Class A*	1,444,741

	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
400	Acorda Therapeutics, Inc.*	10,112
76,130	Aduro Biotech, Inc.*	1,117,588
10,212	BioSpecifics Technologies Corp.*	413,586
11,368	Cambrex Corp.*	595,797
34,406	Emergent Biosolutions, Inc.*	1,148,816
152,682	Exelixis, Inc.*	1,401,621
23,003	FibroGen, Inc.*	440,047
21,086	Five Prime Therapeutics, Inc.*	1,068,849
11,428	INC Research Holdings, Inc. Class A*	508,660
48,378	Innoviva, Inc.	622,625
1,200	Insys Therapeutics, Inc.*	18,780
67,162	Lexicon Pharmaceuticals, Inc.*	1,096,084
41,320	Luminex Corp.*	885,488
46,260	Myriad Genetics, Inc.*	1,433,135
319,733	PDL Biopharma, Inc.	1,125,460
19,480	PRA Health Sciences, Inc.*	903,482
143,427	Spectrum Pharmaceuticals, Inc.*	985,344
27,333	Supernus Pharmaceuticals, Inc.*	607,339
22,300	Xencor, Inc.*	422,362
110,582	ZIOPHARM Oncology, Inc.*	537,429

		15,342,604

	Real Estate - 13.3%
33,386	AG Mortgage Investment Trust, Inc. REIT	500,122
3,715	Altisource Portfolio Solutions S.A. REIT*	86,411
37,768	American Capital Mortgage Investment Corp. REIT	617,884
47,074	Apollo Commercial Real Estate Finance, Inc. REIT	764,952
24,761	ARMOUR Residential, Inc. REIT	526,914
130,426	Brandywine Realty Trust REIT	2,200,287
117,090	Capstead Mortgage Corp. REIT	1,165,045
108,077	CBL & Associates Properties, Inc. REIT	1,328,266
23,635	Chimera Investment Corp. REIT	396,595
5,203	Coresite Realty Corp. REIT	429,404
36,000	Cousins Properties, Inc. REIT	383,040
58,184	CYS Investments, Inc. REIT	520,747
11,500	Franklin Street Properties Corp. REIT	147,430
23,691	Government Properties Income Trust REIT	565,267
9,900	Hospitality Properties Trust REIT	315,909
64,683	Invesco Mortgage Capital, Inc. REIT	931,435
20,559	Ladder Capital Corp. REIT	268,501
57,060	Lexington Realty Trust REIT	620,242
85,403	Mack-Cali Realty Corp. REIT	2,408,365
125,351	MFA Financial, Inc. REIT	942,640
67,065	New York Mortgage Trust, Inc. REIT	438,605
21,355	Pennsylvania REIT	543,271
75,333	PennyMac Mortgage Investment Trust REIT	1,222,655
17,900	Physicians Realty Trust REIT	388,788
18,922	Piedmont Office Realty Trust, Inc. Class A, REIT	415,149
21,415	Ramco-Gershenson Properties Trust REIT	424,874
28,139	Redwood Trust, Inc. REIT	401,544
88,041	Select Income REIT	2,444,018
39,009	Summit Hotel Properties, Inc. REIT	553,148
136,854	Two Harbors Investment Corp. REIT	1,197,472
29,307	Western Asset Mortgage Capital Corp. REIT	288,381
118,431	WP Glimcher, Inc. REIT	1,501,705

		24,939,066

	Retailing - 5.0%
21,291	Abercrombie & Fitch Co. Class A	440,937
85,317	American Eagle Outfitters, Inc.	1,528,881
7,796	Big Lots, Inc.	414,591

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

8,000	Buckle, Inc.	$219,120
18,951	Chico’s FAS, Inc.	227,601
7,200	Children’s Place, Inc.	601,776
1,945	Dillard’s, Inc. Class A	131,638
62,280	Express, Inc.*	931,709
66,705	Francescas Holding Corp.*	847,820
27,811	Liberty TripAdvisor Holdings, Inc. Class A*	658,286
15,886	Outerwall, Inc.	836,557
10,633	PetMed Express, Inc.	220,422
77,405	Pier 1 Imports, Inc.	396,314
36,039	Rent-A-Center, Inc.	389,221
19,823	Select Comfort Corp.*	472,977
56,871	Tile Shop Holdings, Inc.*	969,650

		9,287,500

	Semiconductors & Semiconductor Equipment - 4.1%
19,647	Advanced Energy Industries, Inc.*	800,026
101,600	Advanced Micro Devices, Inc.*	696,976
73,936	Amkor Technology, Inc.*	465,057
12,669	Cirrus Logic, Inc.*	615,587
27,536	MaxLinear, Inc. Class A*	600,560
13,070	MKS Instruments, Inc.	597,038
106,646	Photronics, Inc.*	1,030,200
5,802	Synaptics, Inc.*	301,414
61,631	Teradyne, Inc.	1,217,212
45,368	Tessera Technologies, Inc.	1,458,128

		7,782,198

	Software & Services - 7.5%
48,806	Bankrate, Inc.*	388,984
12,029	Cardtronics plc Class A*	529,156
14,500	Convergys Corp.	386,425
30,652	CSG Systems International, Inc.	1,234,049
169,853	EarthLink Holdings Corp.	1,151,603
19,985	Infoblox, Inc.*	374,119
1,100	j2 Global, Inc.	73,524
25,343	Manhattan Associates, Inc.*	1,471,161
93,355	MeetMe, Inc.*	600,273
51,707	Mentor Graphics Corp.	1,104,462
111,686	Mitek Systems, Inc.*	843,229
39,917	Net 1 UEPS Technologies, Inc.*	412,742
4,400	NeuStar, Inc. Class A*	110,836
14,858	Rackspace Hosting, Inc.*	348,123
39,636	Rovi Corp.*	745,553
23,554	Shutterstock, Inc.*	1,297,590
27,490	Sykes Enterprises, Inc.*	843,668
9,604	Take-Two Interactive Software, Inc.*	385,889
1,400	WebMD Health Corp.*	85,414
44,934	Wix.com Ltd.*	1,599,650

		13,986,450

	Technology Hardware & Equipment - 6.1%
28,481	3D Systems Corp.*	381,361
8,083	Belden, Inc.	591,756
6,496	Benchmark Electronics, Inc.*	152,266
19,699	Cray, Inc.*	621,701
163,134	Extreme Networks, Inc.*	634,591
27,000	Finisar Corp.*	506,520
18,849	Insight Enterprises, Inc.*	501,383
75,111	InvenSense, Inc.*	509,253
5,100	Ixia*	58,650
28,710	NETGEAR, Inc.*	1,476,555
58,998	Sanmina Corp.*	1,495,009
12,603	SYNNEX Corp.	1,266,980
16,103	Tech Data Corp.*	1,254,907
32,635	Ubiquiti Networks, Inc.*	1,459,437

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

38,296	Vishay Intertechnology, Inc.		$510,486

			11,420,855

	Telecommunication Services - 0.9%
6,103	ATN International, Inc.		448,693
9,376	Inteliquent, Inc.		192,677
32,801	Telephone & Data Systems, Inc.		1,032,903

			1,674,273

	Transportation - 1.3%
3,809	Allegiant Travel Co.		494,294
41,460	Hawaiian Holdings, Inc.*		1,887,674

			2,381,968

	Utilities - 2.1%
26,622	Atlantic Power Corp.		67,087
8,476	El Paso Electric Co.		404,136
19,500	Great Plains Energy, Inc.		580,710
33,924	ONE Gas, Inc.		2,203,703
11,944	PNM Resources, Inc.		410,396
14,500	Spark Energy, Inc. Class A		359,455

			4,025,487

	Total Common Stocks (cost $173,546,423)		186,332,453

	Total Long-Term Investments (cost $173,546,423)		186,332,453

Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.5%
956,322	BlackRock Liquidity Funds TempFund Portfolio		956,322

	Total Short-Term Investments (cost $956,322)		956,322

	Total Investments (cost $174,502,745)^	99.9%	$187,288,775
	Other Assets and Liabilities	0.1%	132,457

	Total Net Assets	100.0%	$187,421,232

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^ Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$21,822,764
Unrealized Depreciation	(9,036,734)

Net Unrealized Appreciation	$12,786,030

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small Cap Core Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$3,090,333	$3,090,333	$—	$—
Banks	13,067,958	13,067,958	—	—
Capital Goods	15,964,525	15,964,525	—	—
Commercial & Professional Services	8,648,653	8,648,653	—	—
Consumer Durables & Apparel	4,498,696	4,498,696	—	—
Consumer Services	4,893,770	4,893,770	—	—
Diversified Financials	3,194,568	3,194,568	—	—
Energy	6,799,003	6,799,003	—	—
Food & Staples Retailing	532,659	532,659	—	—
Food, Beverage & Tobacco	4,694,376	4,694,376	—	—
Health Care Equipment & Services	10,083,700	10,083,700	—	—
Household & Personal Products	1,410,691	1,410,691	—	—
Insurance	6,271,042	6,271,042	—	—
Materials	10,897,337	10,897,337	—	—
Media	1,444,741	1,444,741	—	—
Pharmaceuticals, Biotechnology & Life Sciences	15,342,604	15,342,604	—	—
Real Estate	24,939,066	24,939,066	—	—
Retailing	9,287,500	9,287,500	—	—
Semiconductors & Semiconductor Equipment	7,782,198	7,782,198	—	—
Software & Services	13,986,450	13,986,450	—	—
Technology Hardware & Equipment	11,420,855	11,420,855	—	—
Telecommunication Services	1,674,273	1,674,273	—	—
Transportation	2,381,968	2,381,968	—	—
Utilities	4,025,487	4,025,487	—	—
Short-Term Investments	956,322	956,322	—	—

Total	$187,288,775	$187,288,775	$—	$—

(1)	For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Small Company Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.5%
	Automobiles & Components - 0.2%
49,800	Fox Factory Holding Corp.*	$955,662
6,468	Tenneco, Inc.*	365,572
1,892	Visteon Corp.	132,610

		1,453,844

	Banks - 1.9%
9,909	EverBank Financial Corp.	177,966
5,043	FCB Financial Holdings, Inc. Class A*	176,354
9,583	First Merchants Corp.	251,075
4,596	Great Western Bancorp, Inc.	152,449
14,371	MGIC Investment Corp.*	103,327
3,825	Sandy Spring Bancorp, Inc.	114,138
291,324	Sterling BanCorp.	4,920,462
280,363	United Community Banks, Inc.	5,394,184

		11,289,955

	Capital Goods - 8.5%
7,223	AAON, Inc.	191,265
272,151	Advanced Drainage Systems, Inc.	7,269,153
222,791	Altra Industrial Motion Corp.	6,327,264
2,359	American Woodmark Corp.*	175,109
133,421	Applied Industrial Technologies, Inc.	6,264,116
3,635	Armstrong World Industries, Inc.*	154,379
68,345	Astronics Corp.*	2,615,563
3,853	AZZ, Inc.	239,194
1,362	Esterline Technologies Corp.*	82,851
83,779	Generac Holdings, Inc.*	3,166,008
41,394	Heico Corp. Class A	2,387,192
2,020	Lennox International, Inc.	316,736
680	Manitowoc Foodservice, Inc.*	12,471
101,359	Masonite International Corp.*	7,077,899
73,556	Middleby Corp.*	8,854,671
3,199	SiteOne Landscape Supply, Inc.*	124,249
2,260	Teledyne Technologies, Inc.*	237,300
1,770	Toro Co.	162,752
88,227	WESCO International, Inc.*	4,917,773

		50,575,945

	Commercial & Professional Services - 1.1%
3,489	Deluxe Corp.	235,821
6,137	Exponent, Inc.	311,821
2,522	GP Strategies Corp.*	52,861
3,270	Huron Consulting Group, Inc.*	201,007
5,855	On Assignment, Inc.*	216,342
90,465	WageWorks, Inc.*	5,591,642

		6,609,494

	Consumer Durables & Apparel - 3.6%
106,298	G-III Apparel Group Ltd.*	4,255,109
319,271	Kate Spade & Co.*	6,924,988
276,172	Steven Madden Ltd.*	9,671,544
6,090	TopBuild Corp.*	229,958
4,459	Vista Outdoor, Inc.*	223,173

		21,304,772

	Consumer Services - 6.5%
14,227	Bloomin’ Brands, Inc.	255,802
3,249	Brinker International, Inc.	153,158
560,348	ClubCorp Holdings, Inc.	8,125,046
7,196	Del Frisco’s Restaurant Group, Inc.*	107,364
4,821	Dunkin’ Brands Group, Inc.	218,440
54,551	Jack in the Box, Inc.	4,821,763
15,074	La Quinta Holdings, Inc.*	186,465
3,381	Marriott Vacations Worldwide Corp.	257,970

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

63,118	Panera Bread Co. Class A*	$13,843,040
2,611	Papa John’s International, Inc.	193,083
348,404	Planet Fitness, Inc. Class A*	7,142,282
70,588	Texas Roadhouse, Inc.	3,333,165
6,570	Wingstop, Inc.	170,820

		38,808,398

	Diversified Financials - 1.6%
4,957	Evercore Partners, Inc. Class A	251,171
29,998	MarketAxess Holdings, Inc.	4,849,477
445,976	WisdomTree Investments, Inc.	4,433,001

		9,533,649

	Energy - 2.1%
228,152	Patterson-UTI Energy, Inc.	4,423,867
5,046	PBF Energy, Inc. Class A	112,728
183,497	QEP Resources, Inc.	3,339,645
5,012	RSP Permian, Inc.*	180,181
471,520	WPX Energy, Inc.*	4,710,485

		12,766,906

	Food & Staples Retailing - 0.1%
2,071	Casey’s General Stores, Inc.	276,561
9,089	Natural Grocers by Vitamin Cottage, Inc.*	124,429
2,883	PriceSmart, Inc.	224,528

		625,518

	Food, Beverage & Tobacco - 1.4%
787,354	Greencore Group plc	3,412,211
5,800	MGP Ingredients, Inc.	249,400
53,104	Post Holdings, Inc.*	4,602,524
2,359	TreeHouse Foods, Inc.*	243,425

		8,507,560

	Health Care Equipment & Services - 10.8%
161,887	Acadia Healthcare Co., Inc.*	9,146,615
94,454	Align Technology, Inc.*	8,420,574
4,307	Anika Therapeutics, Inc.*	215,005
542	Atrion Corp.	258,426
4,529	Cynosure, Inc. Class A*	248,914
96,463	DexCom, Inc.*	8,896,782
179,597	Globus Medical, Inc. Class A*	4,121,751
2,117	ICU Medical, Inc.*	247,181
83,237	Inogen, Inc.*	4,473,156
306,876	Insulet Corp.*	10,860,342
44,653	LifePoint Health, Inc.*	2,642,565
2,437	LivaNova plc*	126,846
4,201	Natus Medical, Inc.*	165,225
54,908	Nevro Corp.*	4,540,892
6,670	Omnicell, Inc.*	257,996
4,262	Team Health Holdings, Inc.*	174,060
3,025	U.S. Physical Therapy, Inc.	180,350
6,284	Vascular Solutions, Inc.*	288,247
239,344	Veeva Systems, Inc. Class A*	9,092,679
2,797	WellCare Health Plans, Inc.*	298,720

		64,656,326

	Insurance - 1.5%
4,632	AMERISAFE, Inc.	271,111
49,824	Assurant, Inc.	4,135,890
107,758	First American Financial Corp.	4,505,362
5,401	James River Group Holdings Ltd.	181,798

		9,094,161

	Materials - 3.2%
7,481	Boise Cascade Co.*	203,259
19,236	Graphic Packaging Holding Co.	262,379
588,262	Headwaters, Inc.*	11,700,531

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

17,588	OMNOVA Solutions, Inc.*	$166,558
708,996	Platform Specialty Products Corp.*	6,522,763
7,525	PolyOne Corp.	263,902
3,255	Silgan Holdings, Inc.	161,383

		19,280,775

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
3,605	Acorda Therapeutics, Inc.*	91,134
182,145	Aerie Pharmaceuticals, Inc.*	3,160,216
1,550	Agios Pharmaceuticals, Inc.*	70,106
123,109	Alder Biopharmaceuticals, Inc.*	3,951,799
9,833	Amicus Therapeutics, Inc.*	66,078
11,089	Aratana Therapeutics, Inc.*	84,165
161,360	ARIAD Pharmaceuticals, Inc.*	1,534,534
74,448	Bluebird Bio, Inc.*	4,256,937
92,592	Cepheid*	3,271,275
6,556	Coherus Biosciences, Inc.*	166,457
154,018	Five Prime Therapeutics, Inc.*	7,807,172
5,659	Flexion Therapeutics, Inc.*	93,713
123,609	Galapagos N.V. ADR*	6,819,509
91,866	Global Blood Therapeutics, Inc.*	1,642,564
5,411	GlycoMimetics, Inc.*	45,182
179,809	Intersect ENT, Inc.*	2,848,175
180,374	Ironwood Pharmaceuticals, Inc.*	2,548,685
5,061	Medicines Co.*	197,936
3,645	Neurocrine Biosciences, Inc.*	183,088
582,385	Novavax, Inc.*	4,263,058
2,746	Ophthotech Corp.*	176,403
153,072	Otonomy, Inc.*	2,198,114
4,087	PAREXEL International Corp.*	273,216
37,200	Patheon N.V.*	961,992
86,937	Portola Pharmaceuticals, Inc.*	2,256,884
91,749	PTC Therapeutics, Inc.*	547,742
5,462	Relypsa, Inc.*	174,456
91,447	TESARO, Inc.*	8,526,518
48,236	Ultragenyx Pharmaceutical, Inc.*	3,052,374

		61,269,482

	Real Estate - 4.2%
81,443	Coresite Realty Corp. REIT	6,721,491
59,842	FirstService Corp.*	2,942,431
321,284	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	7,225,677
6,687	HFF, Inc. Class A REIT	188,640
373,918	Kennedy-Wilson Holdings, Inc. REIT	7,870,974
12,207	Sunstone Hotel Investors, Inc. REIT	162,353

		25,111,566

	Retailing - 4.0%
3,136,600	Allstar Co.*(1)(2)(3)	3,858,018
3,841	Burlington Stores, Inc.*	293,875
4,959	Core-Mark Holding Co., Inc.	242,793
102,719	Dick’s Sporting Goods, Inc.	5,268,457
234,289	DSW, Inc. Class A	5,683,851
82,976	Five Below, Inc.*	4,232,606
4,676	HSN, Inc.	239,224
2,699	Monro Muffler Brake, Inc.	169,011
65,552	Tory Burch LLC*(1)(2)(3)	3,803,981

		23,791,816

	Semiconductors & Semiconductor Equipment - 3.2%
3,661	Cirrus Logic, Inc.*	177,888
226,433	Entegris, Inc.*	3,869,740
61,393	First Solar, Inc.*	2,865,825
9,797	Integrated Device Technology, Inc.*	215,436
87,040	M/A-COM Technology Solutions Holdings, Inc.*	3,438,951
122,528	Mellanox Technologies Ltd.*	5,413,287
5,510	MKS Instruments, Inc.	251,697

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

213,202	SunPower Corp.*	$3,108,485

		19,341,309

	Software & Services - 25.6%
2,350	Aspen Technology, Inc.*	98,442
218,882	Atlassian Corp. plc Class A*	6,559,894
1,030	Blackbaud, Inc.	68,856
5,245	Bottomline Technologies de, Inc.*	110,722
124,530	BroadSoft, Inc.*	5,582,680
1,650	CACI International, Inc. Class A*	157,295
7,823	Cardtronics plc Class A*	344,134
2,832	Cass Information Systems, Inc.	147,179
57,519	CommVault Systems, Inc.*	2,976,033
4,708	comScore, Inc.*	122,173
36,173	CoStar Group, Inc.*	7,520,367
24,969	Ellie Mae, Inc.*	2,299,895
126,047	Envestnet, Inc.*	4,811,214
73,816	EPAM Systems, Inc.*	5,184,836
18,985	Everyday Health, Inc.*	154,918
6,093	Exlservice Holdings, Inc.*	301,664
89,138	Fair Isaac Corp.	11,288,436
13,782	Five9, Inc.*	173,791
3,539	Fleetmatics Group plc*	152,035
127,118	Gigamon, Inc.*	5,938,953
217,619	GoDaddy, Inc. Class A*	6,511,160
116,033	Guidewire Software, Inc.*	7,132,549
145,832	HubSpot, Inc.*	7,960,969
149,712	InterXion Holding N.V.*	5,671,091
3,640	j2 Global, Inc.	243,298
18,909	Manhattan Associates, Inc.*	1,097,667
84,214	MAXIMUS, Inc.	4,961,889
3,883	Paycom Software, Inc.*	183,316
174,146	Paylocity Holding Corp.*	7,773,877
95,256	Proofpoint, Inc.*	7,227,073
4,208	PTC, Inc.*	167,184
2,653	Q2 Holdings, Inc.*	78,741
238,958	SS&C Technologies Holdings, Inc.	7,699,227
3,561	Take-Two Interactive Software, Inc.*	143,081
667,714	Telogis, Inc.*(1)(2)(3)	1,923,016
22,363	Tyler Technologies, Inc.*	3,645,616
24,584	Ultimate Software Group, Inc.*	5,140,514
4,661	Verint Systems, Inc.*	164,393
115,982	Virtusa Corp.*	3,154,710
2,309	WebMD Health Corp.*	140,872
68,428	WEX, Inc.*	6,410,335
298,505	WNS Holdings Ltd. ADR*	8,379,035
260,062	Zendesk, Inc.*	7,864,275
134,262	Zillow Group, Inc. Class C*	5,269,783

		152,937,188

	Technology Hardware & Equipment - 0.6%
36,400	Arista Networks, Inc.*	2,594,228
1,608	ePlus, Inc.*	135,249
2,163	FEI Co.	230,186
4,747	NetScout Systems, Inc.*	132,821
2,392	Rogers Corp.*	163,709

		3,256,193

	Telecommunication Services - 0.8%
440,963	ORBCOMM, Inc.*	4,669,798
16,019	Vonage Holdings Corp.*	94,993

		4,764,791

	Transportation - 4.4%
8,276	Celadon Group, Inc.	68,360
2,381	Genesee & Wyoming, Inc. Class A*	154,170
75,641	Kirby Corp.*	4,121,678

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

381,003	Knight Transportation, Inc.	$11,365,320
67,300	Landstar System, Inc.	4,743,977
5,005	Marten Transport Ltd.	108,358
313,477	Swift Transportation Co.*	6,034,432

		26,596,295

	Total Common Stocks (cost $527,932,094)	571,575,943

Preferred Stocks - 3.5%
	Consumer Services - 0.3%
177,795	DraftKings, Inc. Series D*(1)(2)(3)	705,846
160,456	DraftKings, Inc. Series D-1*(1)(2)(3)	837,581

		1,543,427

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,973	Sancilio & Co., Inc.*(1)(2)(3)	449,989

	Retailing - 0.3%
47,489	Honest Co.*(1)(2)(3)	1,834,500

	Software & Services - 2.5%
106,123	Cloudera, Inc.*(1)(2)(3)	1,932,500
263,189	MarkLogic Corp. Series F*(1)(2)(3)	2,768,748
129,162	Nutanix, Inc.*(1)(2)(3)	1,750,145
909,316	Telogis, Inc.*(1)(2)(3)	3,600,891
98,033	Veracode, Inc.*(1)(2)(3)	2,313,579
658,164	Zuora, Inc. Series F*(1)(2)(3)	2,928,830

		15,294,693

	Telecommunication Services - 0.3%
4,044	DocuSign, Inc. Series B*(1)(2)(3)	75,663
1,211	DocuSign, Inc. Series B-1*(1)(2)(3)	22,658
2,906	DocuSign, Inc. Series D*(1)(2)(3)	54,371
75,160	DocuSign, Inc. Series E*(1)(2)(3)	1,406,244
14,065	DocuSign, Inc. Series F*(1)(2)(3)	263,156

		1,822,092

	Total Preferred Stocks (cost $18,718,928)	20,944,701

	Total Long-Term Investments (cost $546,651,022)	592,520,644

Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 1.0%
5,801,423	Federated Prime Obligations Fund	5,801,423

	Total Short-Term Investments (cost $5,801,423)	5,801,423

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments (cost $552,452,445)^	100.0%	$598,322,067
Other Assets and Liabilities	0.0%	262,810

Total Net Assets	100.0%	$598,584,877

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$78,399,285
Unrealized Depreciation	(32,529,663)

Net Unrealized Appreciation	$45,869,622

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $30,529,716, which represents 5.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	3,136,600	Allstar Co.	$1,364,479
02/2014	106,123	Cloudera, Inc. Preferred	1,545,151
02/2014	4,044	DocuSign, Inc. Series B Preferred	53,107
02/2014	1,211	DocuSign, Inc. Series B-1 Preferred	15,903
02/2014	2,906	DocuSign, Inc. Series D Preferred	38,163
02/2014	75,160	DocuSign, Inc. Series E Preferred	987,031
04/2015	14,065	DocuSign, Inc. Series F Preferred	268,545
07/2015	177,795	DraftKings, Inc. Series D Preferred	957,589
07/2015	160,456	DraftKings, Inc. Series D-1 Preferred	1,229,961
08/2015	47,489	Honest Co. Preferred	2,172,859
04/2015	263,189	MarkLogic Corp. Series F Preferred	3,056,730
08/2014	129,162	Nutanix, Inc. Preferred	1,730,319
05/2014	92,973	Sancilio & Co., Inc. Preferred	351,154
09/2013	667,714	Telogis, Inc.	1,322,808
09/2013	909,316	Telogis, Inc. Preferred	2,001,586
11/2013	65,552	Tory Burch LLC	5,137,734
08/2014	98,033	Veracode, Inc. Preferred	1,810,268
01/2015	658,164	Zuora, Inc. Series F Preferred	2,500,562

			$26,543,949

At July 31, 2016, the aggregate value of these securities was $30,529,716, which represents 5.1% of total net assets.

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $30,529,716, which represents 5.1% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$1,453,844	$1,453,844	$—	$—
Banks	11,289,955	11,289,955	—	—
Capital Goods	50,575,945	50,575,945	—	—
Commercial & Professional Services	6,609,494	6,609,494	—	—
Consumer Durables & Apparel	21,304,772	21,304,772	—	—
Consumer Services	38,808,398	38,808,398	—	—
Diversified Financials	9,533,649	9,533,649	—	—
Energy	12,766,906	12,766,906	—	—
Food & Staples Retailing	625,518	625,518	—	—
Food, Beverage & Tobacco	8,507,560	5,095,349	3,412,211	—
Health Care Equipment & Services	64,656,326	64,656,326	—	—
Insurance	9,094,161	9,094,161	—	—
Materials	19,280,775	19,280,775	—	—
Pharmaceuticals, Biotechnology & Life Sciences	61,269,482	61,269,482	—	—
Real Estate	25,111,566	25,111,566	—	—
Retailing	23,791,816	16,129,817	—	7,661,999
Semiconductors & Semiconductor Equipment	19,341,309	19,341,309	—	—
Software & Services	152,937,188	151,014,172	—	1,923,016
Technology Hardware & Equipment	3,256,193	3,256,193	—	—
Telecommunication Services	4,764,791	4,764,791	—	—
Transportation	26,596,295	26,596,295	—	—
Preferred Stocks	20,944,701	—	—	20,944,701
Short-Term Investments	5,801,423	5,801,423	—	—

Total	$598,322,067	$564,380,140	$3,412,211	$30,529,716

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Preferred Stocks	Total

Beginning balance	$6,554,251	$26,038,256	$32,592,507
Purchases	-	-	-
Sales	-	(1,934,191)	(1,934,191)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	-	-
Net change in unrealized appreciation/depreciation	3,030,764	(3,159,364)	(128,600)

Transfers into Level 3 (1)	-	-	-
Transfers out of Level 3 (1)	-	-	-

Ending balance	$9,585,015	$20,944,701	$30,529,716

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $(83,538).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 14.7%
	Asset-Backed - Finance & Insurance - 1.5%
	CIFC Funding Ltd.
$ 750,000	3.38%, 12/05/2024(1)(2)	$746,557
250,000	6.43%, 12/05/2024(1)(2)	242,479
1,155,000	First Franklin Mortgage Loan Trust 0.73%, 04/25/2036(1)	750,330
1,916,409	GSAMP Trust 0.58%, 01/25/2037(1)	1,166,569
1,165,000	Magnetite Ltd. 5.83%, 01/18/2027(1)(2)	1,024,731
830,000	SoFi Consumer Loan Program LLC 3.09%, 10/27/2025(2)	829,870
869,000	Sound Point CLO Ltd. 5.23%, 07/15/2025(1)(2)	785,717
682,048	SpringCastle America Funding LLC 2.70%, 05/25/2023(2)	683,958

		6,230,211

	Asset-Backed - Home Equity - 1.6%
	GSAA Home Equity Trust
1,213,416	0.56%, 12/25/2046(1)	634,784
1,734,784	0.57%, 02/25/2037(1)	915,595
508,754	0.59%, 03/25/2037(1)	261,415
630,666	0.66%, 03/25/2047(1)	306,263
1,442,355	0.67%, 11/25/2036(1)	728,650
1,260,298	0.72%, 04/25/2047(1)	837,889
568,922	5.88%, 09/25/2036(3)	311,771
122,998	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 0.64%, 06/25/2036(1)	108,862
2,817,045	Morgan Stanley Mortgage Loan Trust 0.66%, 11/25/2036(1)	1,218,415
86,216	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	45,139
	Soundview Home Loan Trust
1,565,937	0.73%, 07/25/2036(1)	984,056
280,000	0.74%, 11/25/2036(1)	190,703

		6,543,542

	Commercial Mortgage - Backed Securities - 2.1%
840,000	Banc of America Commercial Mortgage Trust 3.12%, 09/15/2048(1)(2)	464,496
180,000	Citigroup Commercial Mortgage Trust 4.40%, 03/10/2047(1)(2)	115,529
330,000	Commercial Mortgage Pass-Through Certificates 4.75%, 10/15/2045(1)(2)	203,673
105,000	Commercial Mortgage Trust 4.57%, 10/15/2045(1)(2)	71,529
1,795,000	GS Mortgage Securities Corp. II 4.85%, 11/10/2045(1)(2)	1,690,629
	GS Mortgage Securities Trust
270,000	3.58%, 06/10/2047(2)	160,110
465,167	3.67%, 04/10/2047(2)	242,478
1,264,867	Hilton USA Trust 4.22%, 11/05/2030(1)(2)	1,266,626
485,000	JP Morgan Chase Commercial Mortgage Securities Corp. 4.42%, 12/15/2047(1)(2)	391,755
	JP Morgan Chase Commercial Mortgage Securities Trust
560,000	2.73%, 10/15/2045(1)(2)	311,640
125,000	4.00%, 08/15/2046(1)(2)	102,458
390,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(2)	281,509
365,000	Morgan Stanley Capital I Trust 5.15%, 07/15/2049(1)(2)	287,830

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 240,000	UBS-Barclays Commercial Mortgage Trust 4.09%, 03/10/2046(1)(2)	$168,036
710,000	VNDO Mortgage Trust 3.95%, 12/13/2029(1)(2)	739,412
	WF-RBS Commercial Mortgage Trust
665,000	3.02%, 11/15/2047(2)	331,468
1,750,000	4.80%, 11/15/2045(1)(2)	1,426,896
170,000	5.00%, 06/15/2044(1)(2)	148,128
195,505	5.00%, 04/15/2045(1)(2)	115,128

		8,519,330

	Whole Loan Collateral CMO - 9.5%
	Adjustable Rate Mortgage Trust
98,334	0.75%, 01/25/2036(1)	81,752
117,556	0.99%, 01/25/2036(1)	100,840
	Alternative Loan Trust
351,316	0.76%, 01/25/2036(1)	288,023
528,162	0.81%, 11/25/2035(1)	417,394
1,942,412	0.89%, 10/25/2036(1)	1,201,124
816,834	5.50%, 12/25/2035	685,984
1,222,808	5.75%, 05/25/2036	935,536
948,331	6.00%, 05/25/2036	725,699
	American Home Mortgage Assets Trust
400,469	0.61%, 03/25/2047(1)	291,387
124,942	0.68%, 09/25/2046(1)	85,895
731,557	1.40%, 10/25/2046(1)	512,289
	Banc of America Funding Trust
524,145	0.68%, 10/20/2036(1)	420,916
163,513	5.85%, 01/25/2037(3)	139,701
281,901	Banc of America Mortgage Trust 2.87%, 09/25/2035(1)	258,328
	BCAP LLC Trust
678,937	0.66%, 01/25/2037(1)	543,235
666,979	0.67%, 03/25/2037(1)	619,412
	Bear Stearns Adjustable Rate Mortgage Trust
638,505	2.66%, 10/25/2035(1)	614,411
288,799	2.83%, 02/25/2036(1)	223,659
208,896	Bear Stearns Alt-A Trust 0.81%, 08/25/2036(1)	157,144
344,997	Bear Stearns Mortgage Funding Trust 0.67%, 10/25/2036(1)	267,723
1,050,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	1,000,195
	CHL Mortgage Pass-Through Trust
75,705	1.17%, 03/25/2035(1)	59,379
126,583	2.78%, 03/20/2036(1)	102,630
1,047,724	Countrywide Home Loans, Inc. 2.79%, 09/25/2047(1)	925,162
342,770	Deutsche Alt-A Securities Mortgage Loan Trust 0.64%, 03/25/2037(1)	248,288
681,465	DSLA Mortgage Loan Trust 1.36%, 03/19/2046(1)	550,337
134,925	First Horizon Mortgage Pass-Through Trust 2.96%, 08/25/2037(1)	107,524
	GMAC Mortgage Corp. Loan Trust
736,429	3.19%, 09/19/2035(1)	675,233
114,553	3.37%, 04/19/2036(1)	97,975
	GSR Mortgage Loan Trust
2,526,199	0.79%, 01/25/2037(1)	1,588,776
1,490,287	2.95%, 01/25/2036(1)	1,374,298
1,081,110	2.98%, 04/25/2035(1)	1,028,503
126,025	3.15%, 10/25/2035(1)	109,523
	HarborView Mortgage Loan Trust
291,016	0.67%, 01/19/2038(1)	243,019
3,041,241	0.72%, 12/19/2036(1)	2,256,735
751,296	0.81%, 09/19/2035(1)	603,427

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 63,984	Impac CMB Trust 2.74%, 02/25/2036(1)	$61,588
1,562,159	Impac Secured Assets Corp. 0.77%, 08/25/2036(1)	1,140,714
712,101	IndyMac IMSC Mortgage Loan Trust 0.64%, 03/25/2047(1)	452,207
	IndyMac Index Mortgage Loan Trust
311,822	0.68%, 04/25/2037(1)	226,404
220,708	0.73%, 07/25/2035(1)	192,148
496,053	0.77%, 07/25/2035(1)	402,290
688,273	0.78%, 01/25/2036(1)	436,073
1,272,107	0.89%, 07/25/2046(1)	756,968
1,546,905	3.14%, 04/25/2037(1)	987,717
	JP Morgan Mortgage Trust
400,903	2.58%, 11/25/2035(1)	372,203
305,449	2.77%, 09/25/2035(1)	291,045
1,064,502	2.97%, 05/25/2036(1)	951,534
	Lehman XS Trust
435,023	0.70%, 07/25/2046(1)	345,843
159,357	0.73%, 06/25/2047(1)	108,515
79,049	Luminent Mortgage Trust 0.69%, 10/25/2046(1)	67,306
326,317	Merrill Lynch Mortgage Investors Trust 2.98%, 07/25/2035(1)	257,327
1,772,308	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.20%, 06/25/2036(1)	1,329,195
480,404	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	436,662
	Residential Accredit Loans, Inc.
231,391	0.79%, 04/25/2036(1)	166,175
217,467	1.26%, 09/25/2046(1)	153,005
1,548,152	1.73%, 11/25/2037(1)	1,045,370
93,361	6.00%, 12/25/2035	80,806
1,008,770	Residential Asset Securitization Trust 0.94%, 03/25/2035(1)	793,959
	Residential Funding Mortgage Securities, Inc.
1,075,898	3.22%, 08/25/2035(1)	803,711
96,114	3.46%, 04/25/2037(1)	81,553
59,680	Sequoia Mortgage Trust 3.01%, 07/20/2037(1)	47,769
1,035,172	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	1,034,183
1,677,763	Structured Adjustable Rate Mortgage Loan Trust 2.93%, 02/25/2036(1)	1,335,527
1,474,741	Structured Asset Mortgage Investments II Trust 0.72%, 02/25/2036(1)	1,182,337
	WaMu Mortgage Pass-Through Certificates Trust
164,557	0.91%, 06/25/2044(1)	147,462
1,296,659	1.26%, 12/25/2046(1)	1,004,165
67,201	1.46%, 08/25/2046(1)	56,653
158,944	2.19%, 11/25/2046(1)	141,610
1,342,393	2.52%, 06/25/2037(1)	1,145,506
341,248	2.79%, 08/25/2036(1)	302,934
926,151	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.09%, 07/25/2036(1)	530,380
194,002	Wells Fargo Alternative Loan Trust 2.86%, 12/28/2037(1)	168,220
	Wells Fargo Commercial Mortgage Trust
685,000	2.88%, 05/15/2048(1)(2)	351,599
205,000	3.36%, 09/15/2058(2)	123,489
286,611	Wells Fargo Mortgage Backed Securities Trust 3.05%, 09/25/2036(1)	268,290

		39,321,898

	Total Asset & Commercial Mortgage Backed Securities (cost $61,554,209)	60,614,981

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Corporate Bonds - 26.0%
	Advertising - 0.0%
$ 45,000	Lamar Media Corp. 5.75%, 02/01/2026(2)	$48,263

	Airlines - 0.0%
55,000	Aircastle Ltd. 5.00%, 04/01/2023	57,684

	Apparel - 0.3%
255,000	Hanesbrands, Inc. 4.88%, 05/15/2026(2)	260,737
950,000	William Carter Co. 5.25%, 08/15/2021	988,000

		1,248,737

	Auto Parts & Equipment - 0.0%
150,000	ZF North America Capital, Inc. 4.75%, 04/29/2025(2)	156,750

	Chemicals - 0.3%
545,000	Eagle Spinco, Inc. 4.63%, 02/15/2021	561,350
845,000	NOVA Chemicals Corp. 5.00%, 05/01/2025(2)	857,675

		1,419,025

	Commercial Banks - 8.1%
EUR 375,000	Allied Irish Banks plc 7.38%, 12/03/2020(1)(4)(5)	378,897
	Banco Bilbao Vizcaya Argentaria S.A.
2,400,000	7.00%, 02/19/2019(1)(4)(5)	2,427,621
$ 1,200,000	9.00%, 05/09/2018(1)(4)(5)	1,239,000
EUR 1,200,000	Banco Santander S.A. 6.25%, 09/11/2021(1)(4)(5)	1,194,668
1,550,000	Bank of Ireland 7.38%, 06/18/2020(1)(4)(5)	1,680,914
1,550,000	Barclays plc 8.00%, 12/15/2020(1)(4)	1,738,654
$ 830,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(4)	862,370
	CIT Group, Inc.
600,000	5.38%, 05/15/2020	636,000
517,000	5.50%, 02/15/2019(2)	548,020
310,000	Citigroup, Inc. 5.50%, 09/13/2025	352,898
EUR 925,000	Cooperatieve Rabobank UA 5.50%, 06/29/2020(1)(4)(5)	1,018,638
	Credit Agricole S.A.
1,050,000	6.50%, 06/23/2021(1)(4)(5)	1,164,216
GBP 185,000	7.50%, 06/23/2026(1)(4)(5)	234,249
$ 900,000	8.13%, 12/23/2025(1)(2)(4)	947,250
2,965,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(4)	2,864,961
3,800,000	Export-Import Bank of India 3.38%, 08/05/2026(2)	3,811,818
895,000	Goldman Sachs Group, Inc. 5.15%, 05/22/2045	981,334
2,025,000	ICICI Bank Ltd. 4.00%, 03/18/2026(2)	2,086,675
1,625,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(2)(4)	1,474,687
GBP 675,000	Lloyds Banking Group plc 7.00%, 06/27/2019(1)(4)(5)	875,462
$ 240,000	Radian Group, Inc. 7.00%, 03/15/2021	265,500
1,690,000	Royal Bank of Scotland Group plc 7.50%, 08/10/2020(1)(4)	1,640,990

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

GBP 200,000	Santander UK Group Holdings plc 7.38%, 06/24/2022(1)(4)(5)	$260,918
$ 1,875,000	Societe Generale S.A. 8.25%, 11/29/2018(1)(4)(5)	1,907,812
	UBS Group AG
EUR 425,000	5.75%, 02/19/2022(1)(4)(5)	490,593
$ 1,175,000	6.88%, 03/22/2021(1)(4)(5)	1,189,688
250,000	7.00%, 02/19/2025(1)(4)(5)	262,813
975,000	7.13%, 02/19/2020(1)(4)(5)	1,000,009

		33,536,655

	Commercial Services - 0.2%
470,000	Cardtronics, Inc. 5.13%, 08/01/2022	472,937
	United Rentals North America, Inc.
200,000	4.63%, 07/15/2023	204,000
280,000	5.50%, 07/15/2025	287,843

		964,780

	Construction Materials - 0.8%
595,000	CRH America, Inc. 5.13%, 05/18/2045(2)	670,320
125,000	Eagle Materials, Inc. 4.50%, 08/01/2026	127,031
1,180,000	Grupo Cementos de Chihuahua S.A.B. de C.V. 8.13%, 02/08/2020(2)	1,241,950
440,000	Norbord, Inc. 6.25%, 04/15/2023(2)	460,900
	Standard Industries, Inc.
755,000	5.38%, 11/15/2024(2)	791,806
150,000	6.00%, 10/15/2025(2)	162,375

		3,454,382

	Diversified Financial Services - 0.8%
970,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.50%, 05/15/2021	1,035,475
160,000	Aircastle Ltd. 5.50%, 02/15/2022	171,200
	International Lease Finance Corp.
390,000	5.88%, 04/01/2019	424,125
100,000	5.88%, 08/15/2022	114,000
80,000	6.25%, 05/15/2019	87,700
	Navient Corp.
340,000	5.50%, 01/15/2019	349,350
205,000	6.63%, 07/26/2021	207,050
690,000	8.45%, 06/15/2018	749,512

		3,138,412

	Electric - 1.5%
1,235,000	AES Corp. 8.00%, 06/01/2020	1,451,125
1,270,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(5)	1,260,729
645,000	NRG Energy, Inc. 6.25%, 07/15/2022	648,225
2,390,000	Perusahaan Listrik Negara PT 5.50%, 11/22/2021(5)	2,637,222

		5,997,301

	Electrical Components & Equipment - 0.1%
400,000	EnerSys 5.00%, 04/30/2023(2)	398,000

	Engineering & Construction - 0.3%
1,355,000	SBA Tower Trust 3.60%, 04/15/2017(2)	1,364,180

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
$ 10,000	4.38%, 04/15/2021	$10,413
150,000	5.38%, 04/15/2026	159,937
65,000	WMG Acquisition Corp. 5.00%, 08/01/2023(2)	65,975

		236,325

	Environmental Control - 0.2%
	Clean Harbors, Inc.
60,000	5.13%, 06/01/2021	61,275
601,000	5.25%, 08/01/2020	617,227

		678,502

	Food - 0.1%
560,000	Minerva Luxembourg S.A. 7.75%, 01/31/2023(2)	590,800

	Forest Products & Paper - 0.2%
	Cascades, Inc.
120,000	5.50%, 07/15/2022(2)	118,800
255,000	5.75%, 07/15/2023(2)	251,812
440,000	Clearwater Paper Corp. 5.38%, 02/01/2025(2)	437,800

		808,412

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
175,000	5.63%, 05/20/2024	181,125
175,000	5.88%, 08/20/2026	183,313

		364,438

	Healthcare-Products - 0.1%
455,000	Kinetic Concepts, Inc. / KCI USA, Inc. 7.88%, 02/15/2021(2)	490,549

	Healthcare-Services - 0.9%
645,000	Community Health Systems, Inc. 5.13%, 08/01/2021	641,775
50,000	HCA Holdings, Inc. 6.25%, 02/15/2021	54,188
	HCA, Inc.
305,000	4.75%, 05/01/2023	317,962
30,000	5.38%, 02/01/2025	31,219
970,000	6.50%, 02/15/2020	1,068,212
440,000	LifePoint Health, Inc. 5.88%, 12/01/2023	464,200
90,000	MEDNAX, Inc. 5.25%, 12/01/2023(2)	93,825
1,080,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	1,142,046

		3,813,427

	Home Builders - 0.3%
551,000	CalAtlantic Group, Inc. 5.38%, 10/01/2022	571,663
450,000	Meritage Homes Corp. 6.00%, 06/01/2025	468,846
55,000	PulteGroup, Inc. 4.25%, 03/01/2021	56,856

		1,097,365

	Insurance - 0.7%
1,330,000	AXA S.A. 6.46%, 12/14/2018(1)(2)(4)	1,395,104
EUR 1,450,000	Mapfre S.A. 5.92%, 07/24/2037(1)	1,670,317

		3,065,421

	Iron/Steel - 0.4%
$ 900,000	ArcelorMittal 6.25%, 08/05/2020	940,500

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Steel Dynamics, Inc.
$ 290,000	5.13%, 10/01/2021	$301,600
155,000	5.50%, 10/01/2024	164,300
414,000	United States Steel Corp. 7.38%, 04/01/2020	414,000

		1,820,400

	IT Services - 0.1%
250,000	NCR Corp. 4.63%, 02/15/2021	251,875

	Lodging - 0.3%
420,000	Choice Hotels International, Inc. 5.75%, 07/01/2022	456,750
710,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	729,081

		1,185,831

	Machinery - Construction & Mining - 0.1%
245,000	Oshkosh Corp. 5.38%, 03/01/2025	253,575

	Machinery-Diversified - 0.1%
465,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	478,383

	Media - 1.7%
335,000	Altice US Finance I Corp. 5.50%, 05/15/2026(2)	346,725
	CCO Holdings LLC / CCO Holdings Capital Corp.
30,000	5.13%, 02/15/2023	31,031
770,000	5.25%, 09/30/2022	801,762
70,000	5.75%, 09/01/2023	73,150
10,000	5.75%, 01/15/2024	10,550
15,000	6.63%, 01/31/2022	15,844
	Charter Communications Operating LLC / Charter Communications Operating Capital
350,000	4.91%, 07/23/2025(2)	386,455
195,000	6.48%, 10/23/2045(2)	233,948
215,000	Columbus International, Inc. 7.38%, 03/30/2021(2)	229,450
	DISH DBS Corp.
55,000	5.88%, 11/15/2024	53,075
625,000	6.75%, 06/01/2021	664,062
425,000	7.88%, 09/01/2019	469,625
810,000	Liberty Interactive LLC 8.25%, 02/01/2030	891,000
440,000	NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021(2)(4)	462,220
240,000	SFR Group S.A. 7.38%, 05/01/2026(2)	239,700
	TEGNA, Inc.
220,000	4.88%, 09/15/2021(2)	228,250
470,000	5.13%, 07/15/2020	487,696
5,000	5.50%, 09/15/2024(2)	5,238
30,000	6.38%, 10/15/2023	32,250
300,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023(2)	313,500
	Videotron Ltd.
110,000	5.00%, 07/15/2022	113,300
750,000	5.38%, 06/15/2024(2)	778,125

		6,866,956

	Mining - 0.4%
	Anglo American Capital plc
235,000	3.63%, 05/14/2020(2)	227,362
210,000	4.13%, 09/27/2022(2)	201,600
200,000	4.88%, 05/14/2025(2)	194,500

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Freeport-McMoRan, Inc.
$ 60,000	3.88%, 03/15/2023	$51,603
170,000	4.55%, 11/14/2024	145,775
200,000	5.40%, 11/14/2034	155,000
390,000	5.45%, 03/15/2043	299,325
55,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024(2)	57,750
190,000	Teck Resources Ltd. 8.50%, 06/01/2024(2)	206,625

		1,539,540

	Multi-National - 0.0%
INR 8,060,000	International Finance Corp. 7.10%, 03/21/2031	129,147

	Oil & Gas - 4.1%
	Anadarko Petroleum Corp.
$ 15,000	5.55%, 03/15/2026	16,374
20,000	6.60%, 03/15/2046	23,044
120,000	Antero Resources Corp. 5.63%, 06/01/2023	113,550
	Concho Resources, Inc.
20,000	5.50%, 10/01/2022	19,850
220,000	5.50%, 04/01/2023	217,250
115,000	6.50%, 01/15/2022	117,013
	Continental Resources, Inc.
15,000	3.80%, 06/01/2024	12,825
175,000	4.50%, 04/15/2023	158,375
45,000	4.90%, 06/01/2044	35,888
205,000	5.00%, 09/15/2022	191,675
2,476,000	Ecopetrol S.A. 5.88%, 05/28/2045	2,188,165
	Marathon Oil Corp.
160,000	3.85%, 06/01/2025	145,193
70,000	5.20%, 06/01/2045	61,275
55,000	6.60%, 10/01/2037	56,483
45,000	6.80%, 03/15/2032	47,382
271,000	MEG Energy Corp. 7.00%, 03/31/2024(2)	196,475
675,000	Pacific Exploration and Production Corp. 7.25%, 12/12/2021(2)	111,375
	Petrobras Global Finance B.V.
1,145,000	4.38%, 05/20/2023	981,838
1,335,000	5.38%, 01/27/2021	1,266,581
1,220,000	8.38%, 05/23/2021	1,289,845
	Petroleos de Venezuela S.A.
4,005,000	5.38%, 04/12/2027(5)	1,462,866
2,355,000	5.50%, 04/12/2037(5)	836,025
5,300,000	6.00%, 11/15/2026(5)	1,934,500
2,928,000	Petroleos Mexicanos 5.50%, 06/27/2044	2,649,518
455,000	Tesoro Corp. 5.13%, 04/01/2024	460,119
	WPX Energy, Inc.
260,000	5.25%, 09/15/2024	222,300
425,000	6.00%, 01/15/2022	384,625
1,567,000	YPF S.A. 8.50%, 07/28/2025(5)	1,651,226

		16,851,635

	Packaging & Containers - 0.3%
635,000	Graphic Packaging International, Inc. 4.88%, 11/15/2022	664,369
215,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(2)	231,125
465,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(2)(6)	479,531

		1,375,025

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Pipelines - 1.1%
	DCP Midstream LLC
$ 55,000	5.35%, 03/15/2020(2)	$55,275
65,000	9.75%, 03/15/2019(2)	71,500
	DCP Midstream Operating L.P.
70,000	2.70%, 04/01/2019	67,550
40,000	3.88%, 03/15/2023	37,700
145,000	4.95%, 04/01/2022	144,275
100,000	5.60%, 04/01/2044	91,000
1,255,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	1,352,263
1,260,000	Energy Transfer Partners L.P. 5.95%, 10/01/2043	1,304,062
	MPLX L.P.
210,000	4.88%, 12/01/2024(2)	207,961
205,000	4.88%, 06/01/2025(2)	204,816
	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
230,000	5.50%, 10/15/2019	244,375
625,000	6.25%, 10/15/2022	650,000

		4,430,777

	REITS - 0.1%
350,000	Equinix, Inc. 5.38%, 04/01/2023	365,865

	Retail - 0.2%
425,000	Group 1 Automotive, Inc. 5.00%, 06/01/2022	420,750
250,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%, 06/01/2026(2)	264,530

		685,280

	Savings & Loans - 0.2%
GBP 750,000	Nationwide Building Society 6.88%, 06/20/2019(1)(4)(5)	954,125

	Semiconductors - 0.3%
	NXP B.V. / NXP Funding LLC
$ 200,000	4.13%, 06/15/2020(2)	206,000
230,000	4.63%, 06/15/2022(2)	236,325
330,000	4.63%, 06/01/2023(2)	341,758
	Sensata Technologies B.V.
265,000	5.00%, 10/01/2025(2)	271,625
45,000	5.63%, 11/01/2024(2)	47,700

		1,103,408

	Shipbuilding - 0.0%
60,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(2)	63,825

	Software - 0.2%
	First Data Corp.
95,000	5.00%, 01/15/2024(2)	95,713
530,000	5.38%, 08/15/2023(2)	543,912
	MSCI, Inc.
45,000	5.25%, 11/15/2024(2)	47,700
245,000	5.75%, 08/15/2025(2)	266,854

		954,179

	Telecommunications - 1.3%
390,000	AT&T, Inc. 4.75%, 05/15/2046	412,991
300,000	CommScope, Inc. 4.38%, 06/15/2020(2)	309,825
150,000	Frontier Communications Corp. 10.50%, 09/15/2022	162,000
1,040,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 05/30/2023(2)	1,072,448

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 380,000	Nokia Oyj 6.63%, 05/15/2039	$409,450
	Sprint Communications, Inc.
1,114,000	7.00%, 03/01/2020(2)	1,182,233
476,000	9.00%, 11/15/2018(2)	515,865
	T-Mobile USA, Inc.
400,000	6.46%, 04/28/2019	407,500
40,000	6.63%, 11/15/2020	41,200
	Telecom Italia Capital S.A.
125,000	6.00%, 09/30/2034	122,500
40,000	6.38%, 11/15/2033	40,700
145,000	7.72%, 06/04/2038	155,225
550,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(2)	547,597

		5,379,534

	Total Corporate Bonds (cost $109,119,951)	107,618,768

Foreign Government Obligations - 18.7%
	Argentina - 0.6%
	Argentine Republic Government International Bond
EUR 1,235,000	2.26%, 12/31/2038(3)	847,769
$ 320,000	7.63%, 04/22/2046(2)	340,800
918,335	8.28%, 12/31/2033	1,030,831
325,045	Provincia de Buenos Aires 9.95%, 06/09/2021(2)	364,050

		2,583,450

	Australia - 0.1%
AUD 280,000	Australia Government Bond 5.75%, 05/15/2021(5)	253,834

	Austria - 0.2%
	Austria Government Bond
EUR 220,000	1.65%, 10/21/2024(2)(5)	283,356
400,000	1.95%, 06/18/2019(2)(5)	479,257

		762,613

	Belgium - 0.3%
	Belgium Government Bond
440,000	1.25%, 06/22/2018(5)	508,991
375,000	2.60%, 06/22/2024(2)(5)	510,784
225,000	3.75%, 09/28/2020(2)(5)	296,743

		1,316,518

	Brazil - 2.0%
	Brazil Notas do Tesouro Nacional
BRL 12,071,643	6.00%, 08/15/2016(7)	3,717,294
4,437,333	6.00%, 08/15/2022(7)	1,357,494
1,574,000	10.00%, 01/01/2021	455,424
$ 2,830,000	Brazilian Government International Bond 5.00%, 01/27/2045	2,586,620

		8,116,832

	Canada - 0.2%
CAD 775,000	Canadian Government Bond 1.75%, 09/01/2019	615,317

	Chile - 0.0%
CLP 25,000,000	Bonos de la Tesoreria de la Republica en pesos 6.00%, 01/01/2020	40,712

	Colombia - 0.2%
	Colombian TES
COP 1,764,692,701	3.00%, 03/25/2033(7)	520,061
444,000,000	10.00%, 07/24/2024	167,075

		687,136

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Croatia - 0.5%
EUR 1,715,000	Croatia Government International Bond 3.00%, 03/11/2025(5)	$1,867,040

	Denmark - 0.1%
	Denmark Government Bond
DKK 500,000	1.75%, 11/15/2025	86,996
1,745,000	4.00%, 11/15/2019	300,811

		387,807

	Finland - 0.1%
	Finland Government Bond
EUR 150,000	1.13%, 09/15/2018(2)(5)	173,767
170,000	1.50%, 04/15/2023(2)(5)	213,685

		387,452

	France - 0.7%
	France Government Bond OAT
455,000	0.01%, 05/25/2020(5)	518,002
445,000	0.50%, 11/25/2019(5)	514,172
810,000	1.00%, 11/25/2018(5)	938,074
790,000	3.00%, 04/25/2022(5)	1,055,000

		3,025,248

	Ghana - 0.3%
$ 1,255,000	Republic of Ghana 10.75%, 10/14/2030(2)	1,365,440

	Hungary - 0.8%
	Hungary Government International Bond
2,696,000	5.38%, 02/21/2023	3,019,520
130,000	6.38%, 03/29/2021	148,774

		3,168,294

	India - 0.1%
INR 18,000,000	International Finance Corp. 7.80%, 06/03/2019	280,875

	Indonesia - 1.4%
	Indonesia Government International Bond
$ 775,000	6.63%, 02/17/2037(5)	999,959
765,000	6.75%, 01/15/2044(5)	1,035,398
1,610,000	7.75%, 01/17/2038(5)	2,311,095
	Indonesia Treasury Bond
IDR 11,316,000,000	8.38%, 03/15/2024	937,349
3,848,000,000	8.38%, 09/15/2026	324,620

		5,608,421

	Ireland - 0.1%
	Ireland Government Bond
EUR 160,000	3.40%, 03/18/2024(5)	222,215
230,000	4.50%, 10/18/2018	285,277

		507,492

	Italy - 0.9%
	Italy Buoni Poliennali Del Tesoro
610,000	1.15%, 05/15/2017	689,132
1,300,000	1.50%, 08/01/2019	1,518,019
415,000	3.75%, 09/01/2024	565,301
660,000	4.75%, 09/01/2021	903,018

		3,675,470

	Japan - 1.5%
JPY 165,000,000	Japan Government Five Year Bond 0.30%, 09/20/2018	1,636,594
48,800,000	Japan Government Ten Year Bond 1.10%, 03/20/2021	508,413
430,000,000	Japan Treasury Discount Bill 0.01%, 01/11/2017	4,220,270

		6,365,277

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Malaysia - 0.1%
	Malaysia Government Bond
MYR 1,095,000	3.80%, 09/30/2022	$275,091
440,000	3.96%, 09/15/2025	110,497
325,000	5.73%, 07/30/2019	85,748

		471,336

	Mexico - 0.3%
	Mexican Bonos
MXN 3,969,600	6.50%, 06/09/2022	219,852
1,749,000	8.00%, 06/11/2020	101,279
5,319,200	10.00%, 12/05/2024	361,139
$ 520,000	Mexico Government International Bond 3.50%, 01/21/2021	551,200

		1,233,470

	Netherlands - 0.3%
	Netherlands Government Bond
EUR 350,000	0.25%, 01/15/2020	403,192
545,000	1.25%, 01/15/2019(2)(5)	637,249
195,000	2.00%, 07/15/2024(2)(5)	257,415

		1,297,856

	Norway - 0.1%
	Norway Government Bond
NOK 295,000	2.00%, 05/24/2023(2)(5)	37,891
1,305,000	3.75%, 05/25/2021(2)(5)	178,070

		215,961

	Panama - 0.4%
$ 1,675,000	Panama Government International Bond 3.88%, 03/17/2028	1,800,625

	Peru - 0.1%
PEN 135,000	Peru Government Bond 8.20%, 08/12/2026	47,727
$ 500,000	Peruvian Government International Bond 4.13%, 08/25/2027	555,000

		602,727

	Poland - 0.2%
	Poland Government Bond
PLN 1,410,000	2.00%, 04/25/2021	358,607
615,000	4.00%, 10/25/2023	172,258
1,100,000	5.25%, 10/25/2017	294,838

		825,703

	Romania - 0.6%
RON 280,000	Romania Government Bond 5.75%, 04/29/2020	79,680
EUR 2,078,000	Romanian Government International Bond 2.88%, 10/28/2024(5)	2,471,309

		2,550,989

	Russia - 1.6%
	Russian Foreign Bond - Eurobond
$ 2,000,000	4.88%, 09/16/2023(5)	2,165,880
3,100,000	5.00%, 04/29/2020(5)	3,301,500
1,000,000	5.88%, 09/16/2043(5)	1,137,210

		6,604,590

	Singapore - 0.0%
SGD 130,000	Singapore Government Bond 3.00%, 09/01/2024	106,176

	South Africa - 0.4%
	South Africa Government Bond
ZAR 5,140,000	7.00%, 02/28/2031	309,061
790,000	8.00%, 01/31/2030	52,382
5,565,000	8.50%, 01/31/2037	371,063

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

ZAR 12,575,193	8.75%, 01/31/2044	$843,684

		1,576,190

	Spain - 0.8%
	Spain Government Bond
EUR 340,000	0.50%, 10/31/2017	383,351
155,000	1.95%, 04/30/2026(2)(5)	188,165
575,000	2.75%, 10/31/2024(2)(5)	741,657
700,000	4.50%, 01/31/2018	837,343
770,000	5.50%, 04/30/2021(2)(5)	1,080,779

		3,231,295

	Sweden - 0.1%
	Sweden Government Bond
SEK 1,215,000	1.50%, 11/13/2023	160,263
2,615,000	3.75%, 08/12/2017	319,749

		480,012

	Switzerland - 0.1%
	Switzerland Government Bond
CHF 50,000	2.00%, 05/25/2022(5)	60,323
145,000	3.00%, 01/08/2018(5)	158,076

		218,399

	Thailand - 0.5%
THB 64,125,000	Bank of Thailand 1.49%, 02/23/2018	1,839,176
7,420,000	Thailand Government Bond 3.63%, 06/16/2023	236,402

		2,075,578

	Trinidad - 0.6%
$ 2,545,000	Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(2)	2,595,213

	Tunisia - 0.1%
560,000	Banque Centrale de Tunisie S.A. 5.75%, 01/30/2025(5)	530,600

	Turkey - 2.0%
	Turkey Government Bond
TRY 4,350,000	7.10%, 03/08/2023	1,284,273
780,000	9.40%, 07/08/2020	261,614
	Turkey Government International Bond
$ 230,000	3.25%, 03/23/2023	215,910
3,385,000	4.88%, 04/16/2043	3,127,605
1,805,000	5.13%, 03/25/2022	1,879,258
310,000	6.63%, 02/17/2045	358,515
1,100,000	6.75%, 04/03/2018	1,164,350

		8,291,525

	United Kingdom - 0.2%
	United Kingdom Gilt
GBP 120,000	1.50%, 01/22/2021(5)	167,407
365,000	1.75%, 07/22/2019(5)	505,968
170,000	2.00%, 07/22/2020(5)	240,785

		914,160

	Uruguay - 0.1%
UYU 19,950,947	Uruguay Government International Bond 3.70%, 06/26/2037(7)	536,598

	Venezuela - 0.0%
$ 405,000	Venezuela Government International Bond 6.00%, 12/09/2020(5)	176,681

	Total Foreign Government Obligations (cost $75,262,095)	77,350,912

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Municipal Bonds - 1.3%
	General - 1.1%
$ 915,000	Chicago Transit Auth 6.90%, 12/01/2040	$1,204,062
	Puerto Rico Commonwealth Gov’t Employees Retirement System
3,090,000	6.15%, 07/01/2038	1,243,725
2,000,000	6.20%, 07/01/2039	805,000
2,365,000	6.30%, 07/01/2043	951,912
485,000	6.55%, 07/01/2058	195,213

		4,399,912

	Higher Education - 0.2%
835,000	University of California 4.60%, 05/15/2031	984,640

	Total Municipal Bonds (cost $5,869,132)	5,384,552

Senior Floating Rate Interests - 23.9%(8)
	Advertising - 0.1%
589,538	Acosta Holdco, Inc. 4.25%, 09/26/2021	577,010

	Aerospace/Defense - 0.7%
721,875	Fly Funding II S.a.r.l. 3.50%, 08/09/2019	721,427
	TransDigm, Inc.
1,649,198	3.75%, 05/14/2022	1,641,777
480,000	3.75%, 06/09/2023	477,067

		2,840,271

	Agriculture - 0.2%
776,792	Pinnacle Operating Corp. 4.75%, 11/15/2018	726,301

	Airlines - 0.2%
340,000	American Airlines, Inc. 3.50%, 04/28/2023	338,725
593,475	Delta Air Lines, Inc. 3.25%, 10/18/2018	595,066

		933,791

	Auto Manufacturers - 0.3%
585,112	Chrysler Group LLC 3.50%, 05/24/2017	585,738
474,768	Jaguar Holding Co. 4.25%, 08/18/2022	474,412

		1,060,150

	Biotechnology - 0.1%
428,313	Alkermes, Inc. 3.50%, 09/25/2019	427,777

	Chemicals - 0.6%
62,392	AIlnex (Luxembourg) & Cy SCA 4.50%, 10/03/2019	62,236
32,372	AIlnex USA, Inc. 4.50%, 10/03/2019	32,292
768,118	Chemours Co. 3.75%, 05/12/2022	745,458
	Ineos U.S. Finance LLC
895,260	3.75%, 05/04/2018	894,329
153,062	4.25%, 03/31/2022	152,846
575,000	Nexeo Solutions LLC 5.25%, 06/09/2023	577,156

		2,464,317

	Coal - 0.2%
270,000	American Energy - Marcellus LLC 5.25%, 08/04/2020	133,380

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Arch Coal, Inc.
$ 275,000	5.00%, 01/31/2017(9)	$272,937
1,181,417	7.50%, 05/16/2018	527,208

		933,525

	Commercial Services - 0.6%
1,015,388	Brickman Group Ltd. 4.00%, 12/18/2020	1,011,266
310,000	Global Payments, Inc. 4.00%, 04/22/2023	312,325
199,500	KAR Auction Services, Inc. 4.25%, 03/09/2023	201,080
238,873	Moneygram International, Inc. 4.25%, 03/27/2020	225,437
344,073	ON Assignment, Inc. 3.75%, 06/03/2022	344,396
480,000	Russell Investment Group 6.75%, 06/01/2023	450,000

		2,544,504

	Distribution/Wholesale - 0.2%
772,000	FPC Holdings, Inc. 5.25%, 11/19/2019	646,550
304,506	PowerTeam Services LLC 4.25%, 05/06/2020	303,745

		950,295

	Diversified Financial Services - 0.4%
899,347	SAM Finance Lux S.a.r.l. 4.25%, 12/17/2020	892,880
190,000	Telenet International Finance S.a.r.l. 4.25%, 06/30/2024	190,475
695,000	UPC Financing Partnership 0.00%, 08/31/2024(6)(10)	692,394

		1,775,749

	Electric - 0.4%
415,000	Chief Exploration & Development LLC 7.50%, 05/16/2021	374,882
235,000	Energy Future Intermediate Holding Co. LLC 4.25%, 12/19/2016	235,294
986,082	Seadrill Partners Finco LLC 4.00%, 02/21/2021	430,178
	Texas Competitive Electric Holdings Co. LLC
365,000	0.00%, 10/31/2017(6)(10)	365,609
85,000	0.00%, 07/27/2023(6)(10)	85,142
500,000	4.94%, 10/10/2017(11)	166,945

		1,658,050

	Electronics - 0.6%
1,485,996	CDW LLC 3.25%, 04/29/2020	1,488,686
474,572	Ceridian LLC 4.50%, 09/15/2020	455,589
705,000	Sensus USA, Inc. 6.50%, 03/16/2023	705,000

		2,649,275

	Entertainment - 0.1%
354,600	Scientific Games International, Inc. 6.00%, 10/01/2021	354,157

	Environmental Control - 0.1%
407,329	ADS Waste Holdings, Inc. 3.75%, 10/09/2019	406,734

	Food - 0.6%
	Albertsons LLC
1,264,406	4.50%, 08/25/2021	1,270,197
339,150	4.75%, 12/21/2022	340,798

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 476,400	Hostess Brands LLC 4.50%, 08/03/2022	$477,891
587,050	JBS USA LLC 4.00%, 10/30/2022	586,804

		2,675,690

	Food Service - 0.2%
367,500	Hearthside Food Solutions 4.50%, 06/02/2021	367,959
375,000	Yum! Brands, Inc. 3.23%, 06/16/2023	376,643

		744,602

	Forest Products & Paper - 0.2%
781,905	Wilsonart LLC 4.00%, 10/31/2019	780,600

	Healthcare-Products - 0.2%
523,678	Alere, Inc. 4.50%, 06/18/2022	515,058
267,975	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	266,635

		781,693

	Healthcare-Services - 1.5%
258,700	Acadia Healthcare Company, Inc. 4.50%, 02/16/2023	259,347
573,476	American Renal Holdings, Inc. 4.75%, 09/20/2019	565,235
176,850	CDRH Parent, Inc. 5.25%, 07/01/2021	151,649
	Community Health Systems, Inc.
263,342	3.75%, 12/31/2019	258,939
771,642	4.00%, 01/27/2021	761,757
472,625	Envision Healthcare Corp. 4.50%, 10/28/2022	474,043
413,915	Medpace Holdings, Inc. 4.75%, 04/01/2021	414,950
1,100,000	MPH Acquisition Holdings LLC 5.00%, 06/07/2023	1,111,000
201,194	Opal Acquisition, Inc. 5.00%, 11/27/2020	179,817
543,563	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	525,669
261,025	Surgery Center Holdings, Inc. 5.25%, 11/03/2020	262,004
781,075	U.S. Renal Care, Inc. 5.25%, 12/31/2022	773,264
314,213	Vizient, Inc. 6.25%, 02/13/2023	317,747

		6,055,421

	Household Products/Wares - 0.1%
260,000	Galleria Co. 3.75%, 01/26/2023	260,244

	Insurance - 1.4%
	Asurion LLC
386,213	5.00%, 05/24/2019	386,615
1,186,658	5.00%, 08/04/2022	1,187,892
1,585,000	8.50%, 03/03/2021	1,569,483
392,850	Evertec Group LLC 3.25%, 04/17/2020	387,939
651,701	National Financial Partners Corp. 4.50%, 07/01/2020	650,072
	Sedgwick Claims Management Services, Inc.
997,449	3.75%, 03/01/2021	979,166
375,000	6.75%, 02/28/2022	367,500

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 405,387	USI, Inc. 4.25%, 12/27/2019	$404,247

		5,932,914

	Internet - 0.2%
740,040	Zayo Group LLC / Zayo Capital, Inc. 3.75%, 05/06/2021	739,514

	Leisure Time - 1.0%
839,538	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	841,990
	Delta 2 (LUX) S.a.r.l.
2,253,002	4.75%, 07/30/2021	2,226,258
810,000	7.75%, 07/31/2022	793,800
387,690	Town Sports International LLC 4.50%, 11/15/2020	259,753

		4,121,801

	Lodging - 0.8%
1,325,721	Caesars Entertainment Operating Co. 0.00%, 03/01/2017(10)(12)	1,373,778
450,800	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	429,387
	Four Seasons Holdings, Inc.
298,730	5.25%, 06/27/2020	298,823
275,000	7.75%, 12/27/2020	275,000
182,112	Hilton Worldwide Finance LLC 3.50%, 10/26/2020	182,533
462,375	La Quinta Intermediate Holdings LLC 3.75%, 04/14/2021	458,329
405,000	Station Casinos LLC 3.75%, 06/08/2023	405,126

		3,422,976

	Machinery-Construction & Mining - 0.3%
980,000	American Rock Salt Holdings LLC 4.75%, 05/20/2021	931,245
384,657	Neff Rental LLC 7.25%, 06/09/2021	376,964

		1,308,209

	Machinery-Diversified - 0.8%
804,375	Brand Energy & Infrastructure Services, Inc. 4.75%, 11/26/2020	794,119
398,725	Gardner Denver, Inc. 4.25%, 07/30/2020	378,789
1,421,406	Gates Global, Inc. 4.25%, 07/06/2021	1,389,779
620,800	MacDermaid, Inc. 5.50%, 06/07/2020	620,800

		3,183,487

	Media - 1.4%
863,461	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	858,677
362,811	AVSC Holding Corp. 4.50%, 01/24/2021	359,864
972,563	Charter Communications Operating LLC 3.50%, 01/24/2023	976,453
521,100	Getty Images, Inc. 4.75%, 10/18/2019	408,412
546,178	ION Media Networks, Inc. 4.75%, 12/18/2020	546,861
495,316	Media General, Inc. 4.00%, 07/31/2020	495,267
413,963	Neptune Finco Corp. 5.00%, 10/09/2022	416,446

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 159,600	Numericable U.S. LLC 5.00%, 01/15/2024	$159,760
1,077,213	Tribune Media Co. 3.75%, 12/27/2020	1,078,560
521,824	Virgin Media Investment Holdings Ltd. 3.65%, 06/30/2023	519,434

		5,819,734

	Metal Fabricate/Hardware - 0.2%
771,358	Rexnord LLC 4.00%, 08/21/2020	770,517

	Mining - 0.2%
125,221	Ardagh Holdings USA, Inc. 4.00%, 12/17/2019	125,457
328,299	FMG Resources August 2006 Pty Ltd. 4.25%, 06/30/2019	321,910
324,462	Minerals Technologies, Inc. 3.75%, 05/09/2021	325,477

		772,844

	Miscellaneous Manufacturing - 0.2%
	Husky Injection Molding Systems Ltd.
107,516	4.25%, 06/30/2021	107,286
120,960	7.25%, 06/30/2022	118,138
768,805	Sram LLC 4.02%, 04/10/2020	691,924

		917,348

	Oil & Gas - 0.5%
270,000	Callon Petroleum Co. 8.50%, 10/08/2021	270,451
269,500	Drillships Ocean Ventures, Inc. 5.50%, 07/25/2021	152,941
625,682	Pinnacle Holding Co. S.a.r.l. 4.75%, 07/30/2019	473,435
305,000	Shelf Drilling Holdings Ltd. 10.00%, 10/08/2018	158,600
705,000	Templar Energy LLC 8.50%, 11/25/2020	163,913
	Western Refining, Inc.
521,625	5.25%, 11/12/2020	503,368
500,000	5.50%, 06/23/2023	485,210

		2,207,918

	Oil & Gas Services - 0.3%
555,000	Calpine Corp. 3.64%, 05/02/2023	554,134
892,125	Crosby U.S. Acquisition Corp. 4.00%, 11/23/2020	725,967
291,313	Paragon Offshore Finance Co. 5.25%, 07/18/2021	70,643

		1,350,744

	Packaging & Containers - 0.9%
	Berry Plastics Group, Inc.
444,710	3.50%, 01/06/2021	445,519
775,945	3.75%, 10/03/2022	778,234
291,640	Mauser U.S. Corp. 4.50%, 07/31/2021	290,400
217,250	Owens-Illinois, Inc. 3.50%, 09/01/2022	217,522
1,270,195	Reynolds Group Holdings, Inc. 4.50%, 12/01/2018	1,271,123
618,000	Signode Industrial Group U.S., Inc. 3.75%, 05/01/2021	614,910

		3,617,708

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Pharmaceuticals - 0.6%
$ 1,049,725	Endo Luxembourg Finance Company I S.a r.l. 3.75%, 09/26/2022	$1,037,916
853,869	PRA Holdings, Inc. 4.50%, 09/23/2020	858,496
470,096	Valeant Pharmaceuticals International, Inc. 5.00%, 04/01/2022	466,523

		2,362,935

	Real Estate - 0.2%
	DTZ U.S. Borrower LLC
544,500	4.25%, 11/04/2021	540,645
265,000	9.25%, 11/04/2022	265,994

		806,639

	Real Estate Investment Trusts - 0.4%
199,500	Equinix, Inc. 4.00%, 01/08/2023	199,999
812,963	MGM Growth Properties LLC 4.00%, 04/25/2023	818,385
424,995	Realogy Corp. 3.75%, 07/20/2022	427,119

		1,445,503

	Retail - 2.1%
948,863	BJ’s Wholesale Club, Inc. 4.50%, 09/26/2019	946,624
129,675	Coty, Inc. 3.75%, 10/27/2022	130,567
515,717	J Crew Group, Inc. 4.00%, 03/05/2021	365,607
901,600	Kate Spade & Co. 4.00%, 04/10/2021	899,914
	Michaels Stores, Inc.
507,938	3.75%, 01/28/2020	509,390
418,201	4.00%, 01/28/2020	420,501
822,155	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	774,149
972,588	Party City Holdings, Inc. 4.25%, 08/19/2022	971,781
495,603	PetSmart, Inc. 4.25%, 03/11/2022	496,267
215,000	Revlon Consumer Products Corp. 0.00%, 07/22/2023(6)(10)	214,665
	Rite Aid Corp.
745,000	4.88%, 06/21/2021	746,117
325,000	5.75%, 08/21/2020	325,813
1,769,324	US Foods, Inc. 4.00%, 06/27/2023	1,777,799

		8,579,194

	Semiconductors - 0.5%
1,042,454	Avago Technologies Cayman Ltd. 4.25%, 02/01/2023	1,042,287
	NXP B.V.
497,042	3.25%, 01/11/2020	497,355
405,233	3.75%, 12/07/2020	407,765
320,000	ON Semiconductor Corp. 5.25%, 03/31/2023	323,600

		2,271,007

	Software - 2.8%
560,000	Dell, Inc. 0.00%, 05/24/2023(6)(10)	560,129
594,000	Epicor Software Corp. 4.75%, 06/01/2022	588,208
	First Data Corp.
1,460,000	4.24%, 07/08/2022	1,464,059
2,465,219	4.49%, 03/24/2021	2,476,387

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 843,952	Infor US, Inc. 3.75%, 06/03/2020	$833,403
	Kronos, Inc.
1,927,683	4.50%, 10/30/2019	1,932,503
668,024	9.75%, 04/30/2020	682,219
866,280	Magic Newco LLC 5.00%, 12/12/2018	867,544
896,526	SS&C Technologies, Inc. 4.00%, 07/08/2022	901,009
1,240,000	WEX, Inc. 4.25%, 07/01/2023	1,246,584

		11,552,045

	Telecommunications - 1.3%
148,875	CommScope, Inc. 3.75%, 12/29/2022	149,387
876,929	Entravision Communications Corp. 3.50%, 05/31/2020	872,545
	Level 3 Financing, Inc.
625,000	3.50%, 05/31/2022	626,563
1,135,000	4.00%, 08/01/2019	1,137,837
252,398	LTS Buyer LLC 4.00%, 04/13/2020	252,082
149,188	Salem Communications Corp. 4.50%, 03/13/2020	146,390
1,619,165	Univision Communications, Inc. 4.00%, 03/01/2020	1,617,371
376,338	XO Communications LLC 4.25%, 03/17/2021	375,867

		5,178,042

	Transportation - 0.1%
	Kenan Advantage Group, Inc.
33,367	1.50%, 01/31/2017(9)	33,242
314,743	4.00%, 07/31/2022	313,562

		346,804

	Trucking & Leasing - 0.1%
609,891	Consolidated Container Co. 5.00%, 07/03/2019	596,168

	Total Senior Floating Rate Interests (cost $101,901,897)	98,904,207

U.S. Government Agencies - 0.0%
	FHLMC - 0.0%
5,389,292	FHLMC(1)(13)	42,993

	FNMA - 0.0%
334,887	FNMA(13)	64,698

	Total U.S. Government Agencies (cost $100,592)	107,691

U.S. Government Securities - 11.8%
	U.S. Treasury Securities - 11.8%
	U.S. Treasury Bonds - 0.8%
1,190,000	3.00%, 11/15/2045	1,400,713
1,335,000	3.75%, 11/15/2043(14)(15)	1,795,731
50,000	5.38%, 02/15/2031(15)	74,557

		3,271,001

	U.S. Treasury Notes - 11.0%
900,000	0.88%, 01/31/2018(14)(15)	903,023
42,509,000	1.25%, 12/15/2018(15)	43,051,968
80,000	1.88%, 09/30/2017(15)	81,172
495,000	2.00%, 02/15/2025(15)	518,551
910,000	2.13%, 08/15/2021(14)(15)	957,562

		45,512,276

	Total U.S. Government Securities (cost $47,658,960)	48,783,277

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Exchange Traded Funds - 1.1%
	Other Investment Pools & Funds - 1.1%
204,900	PowerShares Senior Loan Portfolio		$4,753,680

	Total Exchange Traded Funds (cost $4,708,602)		4,753,680

Common Stocks - 0.2%
	Energy - 0.2%
83,644,001	KCA Deutag*(2)(16)(17)		631,763

	Total Common Stocks (cost $1,133,543)		631,763

Preferred Stocks - 0.1%
	Diversified Financials - 0.1%
20,000	GMAC Capital Trust I Series 2		508,400

	Total Preferred Stocks (cost $513,939)		508,400

	Total Long-Term Investments (cost $407,822,920)		404,658,231
Short-Term Investments - 4.4%
	Other Investment Pools & Funds - 4.4%
18,292,801	Fidelity Money Market Class 1		18,292,801

	Total Short-Term Investments (cost $18,292,801)		18,292,801

	Total Investments Excluding Purchased Options (cost $426,115,721)	102.2%	$422,951,032
	Total Purchased Options (cost $124,398)	0.0%	$136,457

	Total Investments (cost $426,240,119)^	102.2%	$423,087,489
	Other Assets and Liabilities	(2.2)%	(9,299,922)

	Total Net Assets	100.0%	$413,787,567

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$10,635,117
Unrealized Depreciation	(13,787,747)

Net Unrealized Depreciation	$(3,152,630)

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $58,854,815, which represents 14.2% of total net assets.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $52,280,528, which represents 12.6% of total net assets.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,379,489 at July 31, 2016.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2016.
(9)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2016, the aggregate value of the unfunded commitment was $306,179, which rounds to zero percent of total net assets.
(10)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	Securities disclosed are interest-only strips.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(16)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2011	83,644,001	KCA Deutag	$1,133,543

At July 31, 2016, the aggregate value of these securities was $631,763, which represents 0.2% of total net assets.

(17)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of this security was $631,763, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

OTC Option Contracts Outstanding at July 31, 2016
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
USD Call/BRL Put	GSC	3.33 BRL per USD	10/14/16	USD	1,364,000	$37,224	$47,904	$(10,680)
USD Call/IDR Put	BOA	13,280.00 IDR per USD	10/31/16	USD	879,000	16,660	17,844	(1,184)
USD Call/TRY Put	GSC	2.95 TRY per USD	10/12/16	USD	1,392,000	53,909	30,916	22,993

Total Calls					3,635,000	$107,793	$96,664	$11,129

Puts
CNH Put/JPY Call	JPM	15.34 JPY per CNH	09/29/16	CNH	9,172,000	$28,664	$27,734	$930

Total purchased option contracts					12,807,000	$136,457	$124,398	$12,059

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

OTC Swaption Contracts Outstanding at July 31, 2016
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.XOV.25	BNP	337.50 EUR	08/17/16	EUR	(27,865,000)	$(333,924)	$(360,677)	$26,753

Written swaption contracts:
Puts
Credit Default Swaption ITRAXX.XOV.25	BNP	337.50 EUR	08/17/16	EUR	(27,865,000)	$(104,535)	$(215,789)	$111,254

Total written swaption contracts					(55,730,000)	$(438,459)	$(576,466)	$138,007

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10-Year Mini JGB Future	9	09/09/2016	$1,340,130	$1,347,596	$7,466
Australian 10-Year Bond Future	3	09/15/2016	307,690	313,125	5,435
Australian 3-Year Bond Future	7	09/15/2016	601,380	603,443	2,063
Australian Dollar Future	11	09/19/2016	821,090	835,010	13,920
Canadian 10-Year Bond Future	2	09/21/2016	221,057	227,442	6,385
Canadian Dollar Future	32	09/20/2016	2,491,904	2,453,920	(37,984)
Euro-BOBL Future	19	09/08/2016	2,816,032	2,839,419	23,387
Euro-BTP Future	7	09/08/2016	1,101,518	1,133,675	32,157
Euro-Oat Future	9	09/08/2016	1,583,192	1,631,554	48,362
Euro-Schatz Future	4	09/08/2016	500,198	500,954	756
Eurodollar 3-Month Future	330	12/18/2017	81,595,013	81,712,125	117,112
Japan 10-Year Bond Future	4	09/12/2016	5,962,837	5,982,261	19,424
Long Gilt Future	6	09/28/2016	973,631	1,039,835	66,204
U.S. Treasury 10-Year Note Future	622	09/21/2016	80,590,409	82,755,156	2,164,747
U.S. Treasury 10-Year Ultra Future	63	09/21/2016	8,847,199	9,210,797	363,598
U.S. Treasury Long Bond Future	47	09/21/2016	7,645,993	8,198,562	552,569
U.S. Treasury Ultra Long Term Bond Future	3	09/21/2016	557,651	571,594	13,943

Total					$3,399,544

Short position contracts:
British Pound Future	62	09/19/2016	$5,269,063	$5,133,213	$135,850
Euro FX Future	26	09/19/2016	3,642,992	3,640,487	2,505
Euro-Bund Future	17	09/08/2016	3,116,773	3,189,398	(72,625)
Eurodollar 3-Month Future	330	09/17/2018	81,515,154	81,642,000	(126,846)
Japanese Yen Future	48	09/19/2016	5,801,537	5,891,700	(90,163)
Swiss Franc Future	12	09/19/2016	1,548,167	1,552,950	(4,783)
U.S. Treasury 2-Year Note Future	293	09/30/2016	64,111,905	64,167,000	(55,095)
U.S. Treasury 5-Year Note Future	242	09/30/2016	29,538,135	29,527,781	10,354

Total					$(200,803)

Total futures contracts					$3,198,741

OTC Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	BCLY	USD	205,841	(0.32%)	07/25/45	$39,125	$—	$42,691	$3,566
ABX.HE.AA.06-1	JPM	USD	84,653	(0.32%)	07/25/45	22,380	—	16,128	(6,252)
ABX.HE.AA.06-1	JPM	USD	601,484	(0.32%)	07/25/45	157,889	—	114,595	(43,294)
ABX.HE.AAA.06-1	JPM	USD	92,322	(0.18%)	07/25/45	1,731	—	2,061	330
ABX.HE.AAA.06-1	MSC	USD	29,579	(0.18%)	07/25/45	599	—	660	61
ABX.HE.AAA.06-1	BCLY	USD	27,786	(0.18%)	07/25/45	623	—	620	(3)
ABX.HE.AAA.06-1	JPM	USD	7,171	(0.18%)	07/25/45	172	—	160	(12)
ABX.HE.AAA.06-1	JPM	USD	35,853	(0.18%)	07/25/45	837	—	801	(36)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

ABX.HE.AAA.06-1	JPM	USD	37,646	(0.18%)	07/25/45	1,007	—	$840	(167)
ABX.HE.AAA.06-1	JPM	USD	12,549	(0.18%)	07/25/45	471	—	281	(190)
ABX.HE.AAA.06-1	GSC	USD	27,786	(0.18%)	07/25/45	2,570	—	620	(1,950)
ABX.HE.AAA.06-1	MSC	USD	45,713	(0.18%)	07/25/45	5,086	—	1,021	(4,065)
ABX.HE.AAA.06-1	GSC	USD	96,803	(0.18%)	07/25/45	8,712	—	2,160	(6,552)
ABX.HE.AAA.06-2	BOA	USD	4,736	(0.11%)	05/25/46	1,077	—	575	(502)
ABX.HE.AAA.06-2	JPM	USD	219,734	(0.11%)	05/25/46	28,631	—	26,711	(1,920)
ABX.HE.AAA.06-2	JPM	USD	279,404	(0.11%)	05/25/46	54,080	—	33,963	(20,117)
ABX.HE.AAA.06-2	CSI	USD	784,224	(0.11%)	05/25/46	236,248	—	95,329	(140,919)
ABX.HE.AAA.07-1	MSC	USD	697,077	(0.09%)	08/25/37	158,728	—	171,885	13,157
ABX.HE.AAA.07-1	MSC	USD	577,150	(0.09%)	08/25/37	131,388	—	142,312	10,924
ABX.HE.AAA.07-1	GSC	USD	415,998	(0.09%)	08/25/37	97,512	—	102,576	5,064
ABX.HE.AAA.07-1	JPM	USD	262,341	(0.09%)	08/25/37	63,786	—	64,688	902
ABX.HE.AAA.07-1	CSI	USD	1,188,030	(0.09%)	08/25/37	320,203	—	292,942	(27,261)
CMBX.NA.A.7	JPM	USD	755,000	(2.00%)	01/17/47	—	(15,024)	32,060	47,084
CMBX.NA.A.7	JPM	USD	65,000	(2.00%)	01/17/47	—	(121)	2,760	2,881
CMBX.NA.AA.2	JPM	USD	1,200,395	(0.15%)	03/15/49	449,234	—	496,628	47,394
CMBX.NA.AA.2	BOA	USD	265,393	(0.15%)	03/15/49	99,222	—	109,798	10,576
CMBX.NA.AA.7	CSI	USD	775,000	(1.50%)	01/17/47	—	(6,797)	17,722	24,519
CMBX.NA.AA.7	CSI	USD	1,025,000	(1.50%)	01/17/47	—	(239)	23,439	23,678
CMBX.NA.AA.7	CSI	USD	810,000	(1.50%)	01/17/47	3,074	—	18,522	15,448
CMBX.NA.AA.7	CSI	USD	625,000	(1.50%)	01/17/47	2,801	—	14,292	11,491
CMBX.NA.AA.7	CSI	USD	620,000	(1.50%)	01/17/47	3,235	—	14,178	10,943
CMBX.NA.AA.7	MSC	USD	290,000	(1.50%)	01/17/47	—	(2,414)	6,631	9,045
CMBX.NA.AA.7	CSI	USD	935,000	(1.50%)	01/17/47	28,434	—	21,381	(7,053)
CMBX.NA.AA.7	MSC	USD	400,000	(1.50%)	01/17/47	27,610	—	9,147	(18,463)
CMBX.NA.AA.8	BCLY	USD	435,000	(1.50%)	10/17/57	32,121	—	18,452	(13,669)
CMBX.NA.AAA.9	MSC	USD	230,000	(0.50%)	09/17/58	9,129	—	9,932	803
CMBX.NA.AJ.2	DEUT	USD	603,146	(1.09%)	03/15/49	51,922	—	92,209	40,287
CMBX.NA.AJ.2	CSI	USD	498,864	(1.09%)	03/15/49	39,121	—	76,266	37,145
CMBX.NA.AJ.2	JPM	USD	70,461	(1.09%)	03/15/49	5,701	—	10,772	5,071
CMBX.NA.AJ.2	CSI	USD	59,187	(1.09%)	03/15/49	5,557	—	9,048	3,491
CMBX.NA.AJ.3	GSC	USD	326,832	(1.47%)	12/13/49	59,513	—	96,662	37,149
CMBX.NA.AJ.4	JPM	USD	1,416,121	(0.96%)	02/17/51	269,116	—	387,010	117,894
CMBX.NA.AJ.4	DEUT	USD	883,225	(0.96%)	02/17/51	164,002	—	241,376	77,374
CMBX.NA.AJ.4	CSI	USD	700,659	(0.96%)	02/17/51	125,105	—	191,483	66,378
CMBX.NA.AJ.4	CSI	USD	700,659	(0.96%)	02/17/51	126,748	—	191,482	64,734
CMBX.NA.AJ.4	CSI	USD	636,514	(0.96%)	02/17/51	135,160	—	173,953	38,793
CMBX.NA.AJ.4	GSC	USD	164,803	(0.96%)	02/17/51	26,922	—	45,039	18,117
CMBX.NA.AJ.4	MSC	USD	957,239	(0.96%)	02/17/51	374,206	—	261,603	(112,603)
CMBX.NA.AM.4	CSI	USD	65,000	(0.50%)	02/17/51	1,315	—	1,795	480
CMBX.NA.AM.4	CSI	USD	80,000	(0.50%)	02/17/51	2,177	—	2,209	32
CMBX.NA.AM.4	MSC	USD	445,000	(0.50%)	02/17/51	44,837	—	12,287	(32,550)
CMBX.NA.AM.4	MSC	USD	230,000	(0.50%)	02/17/51	51,546	—	6,351	(45,195)
CMBX.NA.AS.6	CSI	USD	200,000	(1.00%)	05/11/63	1,602	—	1,202	(400)
CMBX.NA.AS.6	CSI	USD	425,000	(1.00%)	05/11/63	7,800	—	2,554	(5,246)
CMBX.NA.AS.6	CSI	USD	1,700,000	(1.00%)	05/11/63	21,832	—	10,218	(11,614)
CMBX.NA.AS.7	CSI	USD	95,000	(1.00%)	01/17/47	1,465	—	1,308	(157)
CMBX.NA.AS.7	CSI	USD	210,000	(1.00%)	01/17/47	5,580	—	2,893	(2,687)
CMBX.NA.AS.7	GSC	USD	725,000	(1.00%)	01/17/47	16,179	—	9,986	(6,193)
CMBX.NA.AS.7	CSI	USD	1,080,000	(1.00%)	01/17/47	24,202	—	14,876	(9,326)
CMBX.NA.AS.7	GSC	USD	700,000	(1.00%)	01/17/47	20,184	—	9,097	(11,087)
CMBX.NA.AS.8	DEUT	USD	340,000	(1.00%)	10/17/57	25,304	—	11,230	(14,074)
CMBX.NA.BBB.7	DEUT	USD	275,000	(3.00%)	01/17/47	20,489	—	18,994	(1,495)
CMBX.NA.BBB.7	CSI	USD	275,000	(3.00%)	01/17/47	21,315	—	18,994	(2,321)
CMBX.NA.BBB.7	GSC	USD	215,000	(3.00%)	01/17/47	19,786	—	14,349	(5,437)
CMBX.NA.BBB.7	CSI	USD	540,000	(3.00%)	01/17/47	44,305	—	37,298	(7,007)
CMBX.NA.BBB.7	DEUT	USD	280,000	(3.00%)	01/17/47	27,221	—	19,340	(7,881)
CMBX.NA.BBB.7	MSC	USD	245,000	(3.00%)	01/17/47	24,502	—	16,350	(8,152)
CMBX.NA.BBB.7	GSC	USD	430,000	(3.00%)	01/17/47	41,878	—	29,700	(12,178)
CMBX.NA.BBB.7	DEUT	USD	295,000	(3.00%)	01/17/47	37,414	—	20,376	(17,038)
CMBX.NA.BBB.7	GSC	USD	680,000	(3.00%)	01/17/47	64,701	—	46,967	(17,734)
CMBX.NA.BBB.7	GSC	USD	265,000	(3.00%)	01/17/47	37,699	—	18,304	(19,395)
CMBX.NA.BBB.7	MSC	USD	415,000	(3.00%)	01/17/47	51,249	—	28,664	(22,585)
CMBX.NA.BBB.7	MSC	USD	1,255,000	(3.00%)	01/17/47	114,286	—	83,754	(30,532)

Total						$4,099,656	$(24,595)	$4,124,560	$49,499

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Sell protection:
CDX.EMS.25	BNP	USD	489,000	1.00%	06/20/21	$—	$(40,772)	$(34,367)	$6,405
CMBX.NA.AAA.6	JPM	USD	4,994,880	0.50%	05/11/63	—	(164,550)	(48,598)	115,952
CMBX.NA.AAA.6	JPM	USD	4,087,902	0.50%	05/11/63	—	(129,707)	(39,773)	89,934
CMBX.NA.AAA.6	DEUT	USD	4,264,898	0.50%	05/11/63	—	(103,956)	(41,496)	62,460
CMBX.NA.AAA.6	CSI	USD	1,139,973	0.50%	05/11/63	—	(22,274)	(11,092)	11,182
CMBX.NA.BB.6	CSI	USD	1,700,000	5.00%	05/11/63	—	(198,624)	(175,990)	22,634
CMBX.NA.BB.6	MSC	USD	599,000	5.00%	05/11/63	—	(38,362)	(62,010)	(23,648)
CMBX.NA.BB.8	GSC	USD	735,000	5.00%	10/17/57	—	(227,582)	(162,278)	65,304
CMBX.NA.BB.8	GSC	USD	425,000	5.00%	10/17/57	—	(143,256)	(93,834)	49,422
CMBX.NA.BB.8	MSC	USD	420,000	5.00%	10/17/57	—	(129,257)	(92,730)	36,527
CMBX.NA.BB.8	GSC	USD	420,000	5.00%	10/17/57	—	(126,378)	(92,731)	33,647
CMBX.NA.BB.8	CSI	USD	280,000	5.00%	10/17/57	—	(49,649)	(61,820)	(12,171)
CMBX.NA.BB.8	GSC	USD	280,000	5.00%	10/17/57	—	(45,014)	(61,820)	(16,806)
CMBX.NA.BB.8	JPM	USD	205,000	5.00%	10/17/57	—	(14,994)	(45,262)	(30,268)
CMBX.NA.BB.8	MLI	USD	340,000	5.00%	10/17/57	—	(43,624)	(75,068)	(31,444)
CMBX.NA.BB.8	GSC	USD	340,000	5.00%	10/17/57	—	(40,154)	(75,067)	(34,913)
CMBX.NA.BB.8	BCLY	USD	340,000	5.00%	10/17/57	—	(39,246)	(75,068)	(35,822)
CMBX.NA.BB.8	GSC	USD	310,000	5.00%	10/17/57	—	(31,773)	(68,444)	(36,671)
CMBX.NA.BB.8	MSC	USD	355,000	5.00%	10/17/57	—	(40,934)	(78,380)	(37,446)
CMBX.NA.BB.8	UBS	USD	365,000	5.00%	10/17/57	—	(42,145)	(80,587)	(38,442)
CMBX.NA.BB.8	BCLY	USD	380,000	5.00%	10/17/57	—	(45,146)	(83,899)	(38,753)
CMBX.NA.BB.8	CSI	USD	380,000	5.00%	10/17/57	—	(44,479)	(83,899)	(39,420)
CMBX.NA.BB.8	MLI	USD	370,000	5.00%	10/17/57	—	(34,014)	(81,691)	(47,677)
CMBX.NA.BB.8	CSI	USD	475,000	5.00%	10/17/57	—	(56,421)	(104,874)	(48,453)
CMBX.NA.BB.8	CSI	USD	380,000	5.00%	10/17/57	—	(31,707)	(83,899)	(52,192)
CMBX.NA.BB.8	CSI	USD	755,000	5.00%	10/17/57	—	(90,561)	(166,694)	(76,133)
CMBX.NA.BB.8	BOA	USD	535,000	5.00%	10/17/57	—	(37,524)	(118,121)	(80,597)
CMBX.NA.BB.8	BCLY	USD	550,000	5.00%	10/17/57	—	(33,294)	(121,433)	(88,139)
CMBX.NA.BB.8	BCLY	USD	1,065,000	5.00%	10/17/57	—	(119,761)	(235,139)	(115,378)
CMBX.NA.BB.8	CSI	USD	1,855,000	5.00%	10/17/57	—	(250,707)	(409,560)	(158,853)
CMBX.NA.BB.9	GSC	USD	415,000	5.00%	09/17/58	—	(116,068)	(101,924)	14,144
CMBX.NA.BB.9	MLI	USD	210,000	5.00%	09/17/58	—	(59,337)	(51,576)	7,761
CMBX.NA.BB.9	GSC	USD	210,000	5.00%	09/17/58	—	(58,733)	(51,576)	7,157
CMBX.NA.BB.9	GSC	USD	210,000	5.00%	09/17/58	—	(58,226)	(51,576)	6,650
CMBX.NA.BB.9	JPM	USD	220,000	5.00%	09/17/58	—	(60,490)	(54,032)	6,458
CMBX.NA.BB.9	MLI	USD	205,000	5.00%	09/17/58	—	(56,366)	(50,348)	6,018
CMBX.NA.BBB.8	GSC	USD	870,000	3.00%	10/17/57	—	(128,268)	(129,830)	(1,562)
PrimeX.ARM.2	MSC	USD	93,143	4.58%	12/25/37	—	(6,836)	3,911	10,747
PrimeX.ARM.2	MSC	USD	852,992	4.58%	12/25/37	28,495	—	35,822	7,327
PrimeX.ARM.2	JPM	USD	258,447	4.58%	12/25/37	7,470	—	10,854	3,384

Total						$35,965	$(2,960,189)	$(3,405,899)	$(481,675)

Total traded indices						$4,135,621	$(2,984,784)	$718,661	$(432,176)

Credit default swaps on single-name issues:
Buy protection:
Brazilian Government International Bond	GSC	USD	520,000	(1.00%)/2.85%	06/20/21	$57,121	$—	$42,992	$(14,129)
Colombian Government International Bond	GSC	USD	395,000	(1.00%)/1.94%	06/20/21	23,736	—	16,676	(7,060)
United Mexican States	GSC	USD	570,000	(1.00%)/0.66%	06/20/18	—	(2,142)	(4,349)	(2,207)
United Mexican States	BCLY	USD	805,000	(1.00%)/0.66%	06/20/18	—	(2,570)	(6,142)	(3,572)

Total						$80,857	$(4,712)	$49,177	$(26,968)

Credit default swaps on single-name issues:
Sell protection:
Brazilian Government International Bond	GSC	USD	1,120,000	1.00%/2.85%	06/20/21	$—	$(104,404)	$(92,597)	$11,807
Peruvian Government International Bond	GSC	USD	2,890,000	1.00%/1.26%	06/20/21	—	(72,641)	(32,355)	40,286
Peruvian Government International Bond	BCLY	USD	2,890,000	1.00%/1.26%	06/20/21	—	(67,462)	(32,283)	35,179

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Philippines Government International Bond	BCLY	USD	4,900,000	1.00%/0.90%	12/20/20	—	—	$26,956	26,956
Philippines Government International Bond	BCLY	USD	6,500,000	1.00%/1.00%	06/20/21	—	(32,970)	7,680	40,650
Russian Foreign Bond - Eurobond	JPM	USD	1,080,000	1.00%/1.94%	06/20/21	—	(74,460)	(36,682)	37,778

Total						$—	$(351,937)	$(159,281)	$192,656

Total single-name issues						$80,857	$(356,649)	$(110,104)	$165,688

Total OTC contracts						$4,216,478	$(3,341,433)	$608,557	$(266,488)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2016
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.25	USD	1,257,300	(5.00%)	12/20/20	$(43,192)	$(64,931)	$(21,739)
CDX.NA.HY.26	USD	46,548,000	(5.00%)	06/20/21	1,589,540	2,155,035	565,495
CDX.NA.HY.26	USD	2,035,000	(5.00%)	06/20/21	(58,472)	(94,392)	(35,920)
CDX.NA.HY.26	USD	13,940,000	(5.00%)	06/20/21	(251,351)	(646,997)	(395,646)
CDX.NA.IG.26	USD	670,000	(1.00%)	06/20/21	8,915	9,115	200
CDX.NA.IG.26	USD	7,680,000	(1.00%)	06/20/21	(60,045)	(104,455)	(44,410)
ITRAXX.XOV.25	EUR	2,784,000	(5.00%)	06/20/21	(199,302)	(260,201)	(60,899)

Total					$986,093	$993,174	$7,081

Total					$986,093	$993,174	$7,081

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at July 31, 2016

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 3.210% based on the notional amount of currency delivered	09/21/21	DEUT	USD 400,061	CNH 2,615,000	$—	$(2,935)	$5,469	$8,404
Fixed Rate equal to 3.210% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/21/21	DEUT	CNH 2,615,000	USD 400,061	2,935	—	$(7,210)	(10,145)

Total						$2,935	$(2,935)	$(1,741)	$(1,741)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2016

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.89% Fixed	CPURNSA	USD	29,286,000	07/15/24	$—	$—	$(516,938)	$(516,938)

OTC Total Return Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid High Yield	GSC	USD	19,299,000	(3M LIBOR + 2.37%)	09/20/16	$—	$(195)	$483,961	$484,156
iShares iBoxx $ High Yield Corporate Bond ETF	GSC	USD	12,330,088	(1M LIBOR + 0.85%)	08/29/16	—	—	8,668	8,668

Total						$—	$(195)	$492,629	$492,824

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/16	BNP	$425,094	$431,945	$6,851
AUD	Buy	08/31/16	BOA	425,168	431,945	6,777
AUD	Sell	08/31/16	RBS	64,544	64,527	17
BRL	Buy	08/02/16	GSC	662,160	664,192	2,032
BRL	Buy	08/02/16	CIB	665,329	664,192	(1,137)
BRL	Buy	08/17/16	GSC	672,762	674,444	1,682
BRL	Sell	08/02/16	GSC	665,329	664,192	1,137
BRL	Sell	08/02/16	CIB	637,423	664,192	(26,769)
BRL	Sell	08/17/16	BNP	796,524	843,055	(46,531)
BRL	Sell	08/17/16	MSC	3,113,898	3,600,614	(486,716)
CAD	Buy	08/31/16	TDB	420,624	425,929	5,305
CAD	Buy	08/31/16	RBS	42,185	42,134	(51)
CHF	Sell	08/31/16	BOA	55,759	56,850	(1,091)
CNH	Buy	10/21/16	SCB	19,626	20,299	673
CNH	Buy	10/21/16	SCB	9,758	10,074	316
CNH	Buy	10/21/16	JPM	27,661	27,816	155
CNH	Buy	10/21/16	BCLY	8,016	8,119	103
CNH	Buy	10/21/16	SCB	19,173	19,246	73
CNH	Sell	10/21/16	HSBC	42,050	41,347	703
CNH	Sell	10/21/16	JPM	27,661	27,215	446
CNH	Sell	10/21/16	DEUT	6,776	6,616	160
CNH	Sell	10/21/16	UBS	10,326	10,375	(49)
CNY	Buy	09/21/16	SSG	385,285	388,531	3,246
COP	Sell	09/21/16	SSG	520,797	496,203	24,594
DKK	Sell	08/31/16	BOA	56,477	57,331	(854)
EUR	Buy	08/31/16	SSG	6,691,300	6,808,826	117,526
EUR	Buy	09/21/16	UBS	5,438,812	5,363,613	(75,199)
EUR	Buy	09/21/16	CBK	18,220,605	17,916,059	(304,546)
EUR	Buy	03/15/17	CBK	438,450	446,053	7,603
EUR	Buy	03/15/17	BOA	177,515	175,034	(2,481)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

EUR	Buy	03/15/17	BOA	240,640	$237,142	(3,498)
EUR	Buy	03/15/17	UBS	280,922	276,666	(4,256)
EUR	Sell	08/31/16	RBS	134,326	134,318	8
EUR	Sell	08/31/16	CBK	221,947	223,864	(1,917)
EUR	Sell	08/31/16	SSG	9,728,400	9,899,270	(170,870)
EUR	Sell	09/21/16	UBS	840,761	829,136	11,625
EUR	Sell	03/15/17	JPM	1,609,499	1,603,532	5,967
EUR	Sell	03/15/17	BOA	2,014,909	2,027,000	(12,091)
EUR	Sell	03/15/17	BOA	1,080,446	1,134,894	(54,448)
EUR	Sell	03/15/17	BOA	5,927,233	5,995,177	(67,944)
GBP	Buy	08/31/16	CBK	1,714,541	1,734,558	20,017
GBP	Buy	08/31/16	RBS	119,553	119,168	(385)
GBP	Sell	08/31/16	CBK	2,281,256	2,307,889	(26,633)
HUF	Buy	08/15/16	SCB	146,941	145,210	(1,731)
IDR	Buy	09/21/16	GSC	1,925,065	1,974,870	49,805
IDR	Sell	09/21/16	SCB	478,265	493,718	(15,453)
IDR	Sell	09/21/16	DEUT	477,564	493,717	(16,153)
IDR	Sell	09/21/16	HSBC	960,405	987,435	(27,030)
JPY	Buy	08/15/16	CBK	4,323,545	4,416,747	93,202
JPY	Buy	08/31/16	CSFB	10,099,852	10,479,100	379,248
JPY	Sell	08/15/16	MSC	4,013,493	4,416,747	(403,254)
JPY	Sell	08/31/16	RBS	88,886	89,278	(392)
JPY	Sell	01/11/17	CBK	4,153,586	4,242,872	(89,286)
MXN	Buy	08/31/16	SSG	105,323	104,567	(756)
MYR	Buy	08/30/16	SSG	74,898	74,788	(110)
NOK	Buy	08/31/16	BOA	32,864	33,189	325
NOK	Sell	08/31/16	CBK	38,104	38,049	55
PHP	Buy	09/21/16	JPM	11,967	11,854	(113)
PLN	Sell	08/31/16	BOA	86,428	87,689	(1,261)
RUB	Buy	06/21/17	CBK	131,124	128,038	(3,086)
SEK	Sell	08/31/16	BOA	207,725	209,725	(2,000)
SGD	Buy	08/31/16	SCB	108,744	110,363	1,619
THB	Buy	09/21/16	BCLY	834,373	843,802	9,429
THB	Sell	09/21/16	BOA	915,519	924,683	(9,164)
THB	Sell	09/21/16	CBK	1,740,832	1,764,498	(23,666)
TRY	Buy	09/21/16	GSC	1,312,613	1,274,622	(37,991)
TRY	Sell	09/21/16	BOA	1,286,501	1,274,622	11,879
UYU	Sell	09/28/16	HSBC	504,727	528,893	(24,166)
ZAR	Buy	08/31/16	SCB	47,491	49,045	1,554
ZAR	Sell	09/21/16	JPM	1,163,980	1,206,051	(42,071)

Total						$(1,221,017)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
iBoxx	Markit i Boxx indices - Euro, Sterling, Asian, US Dollar and European high-yield bond markets

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$60,614,981	$—	$60,614,981	$—
Corporate Bonds	107,618,768	—	107,618,768	—
Foreign Government Obligations	77,350,912	—	77,350,912	—
Municipal Bonds	5,384,552	—	5,384,552	—
Senior Floating Rate Interests	98,904,207	—	98,904,207	—
U.S. Government Agencies	107,691	—	107,691	—
U.S. Government Securities	48,783,277	—	48,783,277	—
Exchange Traded Funds	4,753,680	4,753,680	—	—
Common Stocks
Energy	631,763	—	—	631,763
Preferred Stocks	508,400	508,400	—	—
Short-Term Investments	18,292,801	18,292,801	—	—
Purchased Options	136,457	—	136,457	—
Foreign Currency Contracts(2)	764,132	—	764,132	—
Futures Contracts(2)	3,586,237	3,586,237	—	—
Swaps - Credit Default(2)	2,066,275	—	2,066,275	—
Swaps - Cross Currency(2)	8,404	—	8,404	—
Swaps - Total Return(2)	492,824	—	492,824	—

Total	$430,005,361	$27,141,118	$402,232,480	$631,763

Liabilities
Foreign Currency Contracts(2)	$(1,985,149)	$—	$(1,985,149)	$—
Futures Contracts(2)	(387,496)	(387,496)	—	—
Swaps - Credit Default(2)	(2,325,682)	—	(2,325,682)	—
Swaps - Cross Currency(2)	(10,145)	—	(10,145)	—
Swaps - Interest Rate(2)	(516,938)	—	(516,938)	—
Written Options	(438,459)	—	(438,459)	—

Total	$(5,663,869)	$(387,496)	$(5,276,373)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Total

Beginning balance	$388,108	$388,108
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	243,655	243,655
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-

Ending balance	$631,763	$631,763

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $243,655.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 28.5%
	Asset-Backed - Automobile - 1.0%
$2,030,000	AmeriCredit Automobile Receivables Trust 2.72%, 09/09/2019	$2,051,495
	First Investors Auto Owner Trust
3,440,000	1.67%, 11/16/2020(1)	3,444,535
276,311	1.81%, 10/15/2018(1)	276,384
930,000	2.39%, 11/16/2020(1)	929,295
663,512	First Investors Automotive Owner Trust 1.49%, 01/15/2020(1)	662,795
650,000	GM Financial Automobile Leasing Trust 1.96%, 03/20/2018(1)	650,569
	Santander Drive Auto Receivables Trust
980,000	1.82%, 05/15/2019	982,345
715,000	2.25%, 06/17/2019	718,554
2,415,000	2.36%, 04/15/2020	2,430,296
	Santander Drive Automotive Receivables Trust
459,323	1.55%, 10/15/2018	459,492
4,500,000	1.83%, 01/15/2020	4,509,172
3,663,160	Westlake Automobile Receivables Trust 1.58%, 04/15/2020(1)	3,663,109

		20,778,041

	Asset-Backed - Finance & Insurance - 13.0%
4,200,000	American Money Management Corp. 2.17%, 07/27/2026(1)(2)	4,186,665
	Apidos CLO
2,935,000	2.14%, 01/19/2025(1)(2)	2,928,070
4,775,000	2.18%, 04/17/2026(1)(2)	4,766,362
1,445,000	2.23%, 01/16/2027(1)(2)	1,448,175
1,510,000	2.53%, 07/15/2023(1)(2)	1,512,584
	Ares CLO Ltd.
2,577,679	1.55%, 04/20/2023(1)(2)	2,554,241
3,580,000	1.99%, 07/28/2025(1)(2)	3,569,239
4,460,000	2.20%, 04/17/2026(1)(2)	4,460,379
	Atlas Senior Loan Fund Ltd.
1,905,000	2.18%, 07/16/2026(1)(2)	1,898,946
3,775,000	2.22%, 10/15/2026(1)(2)	3,771,965
1,740,000	Atrium CDO Corp. 2.07%, 11/16/2022(1)(2)	1,735,540
3,420,000	Atrium XI 2.87%, 10/23/2025(1)(2)	3,413,177
4,375,000	Avery Point IV CLO Ltd. 2.24%, 04/25/2026(1)(2)	4,354,884
1,030,000	Babson CLO Ltd. 2.19%, 07/20/2025(1)(2)	1,025,099
4,946,000	BlueMountain CLO Ltd. 2.17%, 11/30/2026(1)(2)	4,931,474
578,125	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	564,930
4,630,000	Carlyle Global Market Strategies Ltd. 2.20%, 04/27/2027(1)(2)	4,619,277
	Cent CLO Ltd.
4,475,000	2.17%, 04/17/2026(1)(2)	4,457,870
3,995,000	2.20%, 01/25/2026(1)(2)	3,968,353
2,865,000	2.22%, 07/27/2026(1)(2)	2,839,891
1,810,000	2.73%, 04/17/2026(1)(2)	1,802,608
	CIFC Funding Ltd.
4,175,000	2.14%, 05/24/2026(1)(2)	4,159,310
4,745,000	2.18%, 04/18/2025(1)(2)	4,734,936
3,940,000	2.41%, 08/14/2024(1)(2)	3,963,577
312,198	Consumer Credit Origination Loan Trust 2.82%, 03/15/2021(1)	312,483
	Dryden Senior Loan Fund
4,695,000	2.03%, 04/18/2026(1)(2)	4,674,596

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$3,970,000	2.11%, 07/15/2027(1)(2)	$3,958,138
4,800,000	2.16%, 07/15/2026(1)(2)	4,791,182
	First Franklin Mortgage Loan Trust
2,250,478	0.73%, 04/25/2036(2)	1,461,993
1,065,000	0.80%, 09/25/2036(2)	725,344
1,015,000	Flatiron CLO Ltd. 2.53%, 07/17/2026(1)(2)	1,009,473
695,000	Ford Credit Floorplan Master Owner Trust A 1.40%, 02/15/2019	695,197
6,637,000	Galaxy CLO Ltd. 1.93%, 04/15/2025(1)(2)	6,574,771
4,250,000	Gramercy Park CLO Ltd. 1.98%, 07/17/2023(1)(2)	4,236,914
2,525,000	Green Tree Agency Advance Funding Trust I 3.10%, 10/15/2048(1)	2,525,960
2,910,000	Highbridge Loan Management Ltd. 2.08%, 05/05/2027(1)(2)	2,897,362
1,565,000	ING Investment Management CLO Ltd. 2.19%, 03/14/2022(1)(2)	1,568,446
615,000	LCM L.P. 2.22%, 04/15/2022(1)(2)	617,525
4,765,000	Limerock CLO 2.18%, 04/18/2026(1)(2)	4,724,064
	Madison Park Funding Ltd.
4,825,000	2.00%, 10/23/2025(1)(2)	4,789,874
2,800,000	2.14%, 01/19/2025(1)(2)	2,790,200
4,525,000	2.20%, 07/20/2026(1)(2)	4,528,733
415,000	2.50%, 04/22/2022(1)(2)	414,267
3,370,000	3.13%, 01/27/2026(1)(2)	3,369,949
	Magnetite CLO Ltd.
3,890,000	2.14%, 07/25/2026(1)(2)	3,890,852
2,895,000	2.16%, 04/15/2026(1)(2)	2,895,200
3,170,000	2.18%, 04/15/2027(1)(2)	3,171,560
3,115,000	2.67%, 07/25/2026(1)(2)	3,108,536
4,100,000	5.18%, 01/15/2025(1)(2)	4,081,189
	Nationstar HECM Loan Trust
799,646	2.24%, 06/25/2026(1)	799,645
2,251,688	2.98%, 02/25/2026(1)	2,250,879
3,795,000	Neuberger Berman CLO Ltd. 2.11%, 08/04/2025(1)(2)	3,789,304
1,395,000	Oak Hill Credit Partners X Ltd. 2.17%, 07/20/2026(1)(2)	1,389,101
4,495,000	Oaktree EIF II Ltd. 2.18%, 02/15/2026(1)(2)	4,496,250
4,015,000	OCP CLO Ltd. 2.21%, 04/17/2027(1)(2)	4,010,511
2,385,000	Octagon Investment Partners Ltd. 1.80%, 07/17/2025(1)(2)	2,347,255
4,000,000	Ocwen Master Advance Receivables Trust 2.54%, 09/17/2046(1)	3,999,644
5,829,000	OHA Credit Partners VIII Ltd. 1.82%, 04/20/2025(1)(2)	5,750,151
5,360,000	OHA Loan Funding Ltd. 2.13%, 02/15/2027(1)(2)	5,374,912
6,305,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(1)	6,492,139
	OZLM Funding Ltd.
4,470,000	2.09%, 04/30/2027(1)(2)	4,450,502
4,595,000	2.23%, 04/17/2026(1)(2)	4,576,496
5,355,000	Race Point CLO Ltd. 2.19%, 04/15/2027(1)(2)	5,326,131
2,710,000	SBA Tower Trust 2.90%, 10/15/2044(1)(3)	2,743,824
3,320,000	Seneca Park CLO Ltd. 2.16%, 07/17/2026(1)(2)	3,318,357

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$3,430,000	Shackleton CLO Ltd. 2.16%, 07/17/2026(1)(2)	$3,425,987
4,005,000	SoFi Consumer Loan Program LLC 3.09%, 10/27/2025(1)	4,004,372
	Sound Point CLO Ltd.
3,768,000	2.07%, 01/21/2026(1)(2)	3,748,923
4,385,000	2.21%, 04/15/2027(1)(2)	4,381,961
1,410,000	5.23%, 07/15/2025(1)(2)	1,274,868
1,940,538	SpringCastle America Funding LLC 2.70%, 05/25/2023(1)	1,945,970
2,163,613	Springleaf Funding Trust 2.41%, 12/15/2022(1)	2,166,559
4,090,000	Symphony CLO L.P. 2.22%, 01/09/2023(1)(2)	4,090,798
	Symphony CLO Ltd.
970,000	1.59%, 07/23/2023(1)(2)	968,232
3,950,000	2.15%, 07/14/2026(1)(2)	3,950,608
2,740,000	Thacher Park CLO Ltd. 2.17%, 10/20/2026(1)(2)	2,737,890
4,500,000	Tremen Park Ltd. 2.20%, 04/20/2027(1)(2)	4,496,890
	Voya CLO Ltd.
1,500,000	2.13%, 07/17/2026(1)(2)	1,497,239
4,220,000	2.16%, 04/18/2027(1)(2)	4,205,293
4,690,000	2.18%, 04/18/2026(1)(2)	4,680,001
1,505,000	2.78%, 04/18/2027(1)(2)	1,501,468

		261,673,520

	Asset-Backed - Home Equity - 1.4%
	GSAA Home Equity Trust
663,484	0.56%, 12/25/2046(2)	347,094
6,436,178	0.57%, 02/25/2037(2)	3,396,923
1,237,981	0.58%, 12/25/2036(2)	609,435
3,989,822	0.59%, 03/25/2037(2)	2,050,107
2,669,569	0.67%, 11/25/2036(2)	1,348,614
919,159	0.71%, 05/25/2047(2)	648,464
571,484	0.79%, 03/25/2036(2)	378,961
615,050	5.88%, 09/25/2036(3)	337,050
1,699,604	5.99%, 06/25/2036(2)	873,806
229,953	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 0.64%, 06/25/2036(2)	203,525
1,552,651	Morgan Stanley Mortgage Loan Trust 0.66%, 11/25/2036(2)	671,545
13,030,000	NRZ Advance Receivables Trust 3.30%, 08/17/2048(1)	13,101,717
790,311	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	413,774
	Soundview Home Loan Trust
3,500,000	0.67%, 07/25/2037(2)	2,355,102
830,000	0.73%, 07/25/2036(2)	521,583
1,485,000	0.74%, 11/25/2036(2)	1,011,410

		28,269,110

	Commercial Mortgage - Backed Securities - 7.2%
	Banc of America Commercial Mortgage Trust
1,970,000	3.12%, 09/15/2048(1)(2)	1,089,353
345,000	3.71%, 09/15/2048	381,096
2,278,599	5.49%, 02/10/2051	2,331,205
235,038	5.74%, 02/10/2051(2)	241,858
	Bear Stearns Commercial Mortgage Securities, Inc.
510,000	5.14%, 10/12/2042(2)	505,232
918,263	5.72%, 06/11/2040(2)	939,150
	Citigroup Commercial Mortgage Trust
15,073,648	1.12%, 07/10/2047(2)(4)	968,816
16,324,829	1.17%, 04/10/2048(2)(4)	1,151,083
300,000	2.94%, 04/10/2048	314,403
720,000	3.11%, 04/10/2048(1)	503,503

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$445,000	3.19%, 04/10/2048	$474,893
1,045,000	3.76%, 06/10/2048	1,161,181
795,000	3.82%, 11/10/2048	883,066
190,000	3.86%, 05/10/2047	211,788
415,000	4.40%, 03/10/2047(1)(2)	266,359
305,000	4.90%, 03/10/2047(1)(2)	258,403
3,100,595	Citigroup/Deutsche Bank Commercial Mortgage Trust 5.32%, 12/11/2049	3,121,511
575,000	Cobalt CMBS Commercial Mortgage Trust 5.25%, 08/15/2048	576,418
1,315,364	Commercial Mortgage Loan Trust 6.09%, 12/10/2049(2)	1,362,603
	Commercial Mortgage Pass-Through Certificates
6,006,841	1.00%, 02/10/2047(2)(4)	222,374
360,000	4.24%, 02/10/2047(2)	411,501
735,000	4.75%, 10/15/2045(1)(2)	453,635
	Commercial Mortgage Trust
3,302,427	1.97%, 07/10/2046(1)(2)(4)	211,320
920,158	2.85%, 10/15/2045	970,861
525,000	3.10%, 03/10/2046	560,077
225,000	3.18%, 02/10/2048	240,875
1,025,000	3.21%, 03/10/2046	1,101,192
335,000	3.29%, 12/10/2044	359,806
1,270,000	3.35%, 02/10/2048	1,365,868
3,050,000	3.42%, 03/10/2031(1)	3,294,098
905,000	3.61%, 06/10/2046(2)	995,164
455,000	3.62%, 07/10/2050	496,499
585,000	3.80%, 08/10/2047	649,777
740,000	3.90%, 07/10/2050	823,298
490,125	3.96%, 03/10/2047	546,034
860,000	4.02%, 07/10/2045	965,747
2,350,000	4.05%, 04/10/2047	2,649,803
420,000	4.07%, 02/10/2047(2)	475,306
390,000	4.21%, 08/10/2046	444,596
660,000	4.21%, 08/10/2046(2)	751,290
630,000	4.57%, 10/15/2045(1)(2)	429,175
1,425,000	Community or Commercial Mortgage Trust 3.69%, 08/10/2047	1,558,425
1,923,679	Credit Suisse Commercial Mortgage Trust 5.70%, 06/15/2039(2)	1,951,328
	Credit Suisse First Boston Mortgage Securities Corp.
10,143	4.77%, 07/15/2037	10,139
892,796	4.88%, 04/15/2037	811,296
	CSAIL Commercial Mortgage Trust
44,173,499	0.89%, 06/15/2057(2)(4)	2,433,814
1,518,199	0.96%, 04/15/2050(2)(4)	88,932
5,928,280	1.06%, 11/15/2048(2)(4)	394,130
450,000	3.36%, 08/15/2048(2)	339,339
4,557,000	3.72%, 08/15/2048	5,040,736
4,472,744	DBUBS Mortgage Trust 0.86%, 11/10/2046(1)(2)(4)	105,859
1,710,000	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	1,937,311
	FREMF Mortgage Trust
2,495,000	3.01%, 10/25/2047(1)(2)	2,536,011
2,710,000	5.25%, 09/25/2043(1)(2)	3,008,937
452,621	GE Business Loan Trust 1.48%, 05/15/2034(1)(2)	368,242
260,000	GE Commercial Mortgage Corp. 5.61%, 12/10/2049(2)	251,538
	GS Mortgage Securities Trust
26,842,888	0.26%, 07/10/2046(2)(4)	191,462
3,467,039	1.41%, 08/10/2044(1)(2)(4)	183,565
75,000	2.94%, 02/10/2046	79,377
2,010,000	2.95%, 11/05/2034(1)	2,101,510

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$605,000	3.38%, 05/10/2050	$654,343
635,000	3.58%, 06/10/2047(1)	376,556
695,000	3.67%, 04/10/2047(1)	362,283
3,305,000	3.86%, 06/10/2047	3,690,623
725,000	4.51%, 11/10/2047(1)(2)	582,706
1,310,000	4.87%, 04/10/2047(1)(2)	1,020,257
	Hilton USA Trust
3,260,000	2.66%, 11/05/2030(1)	3,279,710
462,424	3.22%, 11/05/2030(1)(2)	463,629
730,000	JP Morgan Chase Commercial Mortgage Securities Corp. 4.42%, 12/15/2047(1)(2)	589,651
	JP Morgan Chase Commercial Mortgage Securities Trust
5,577,915	1.98%, 02/12/2051(2)	5,400,022
1,325,000	2.73%, 10/15/2045(1)(2)	737,362
1,275,715	3.91%, 05/05/2030(1)	1,373,796
380,000	4.00%, 08/15/2046(1)(2)	311,474
625,001	4.66%, 10/15/2045(1)(2)	601,085
1,160,000	5.32%, 08/15/2046(1)(2)	1,203,167
4,518,812	5.34%, 05/15/2047	4,545,445
1,009,450	5.72%, 02/15/2051	1,041,974
	JPMBB Commercial Mortgage Securities Trust
15,310,714	0.87%, 09/15/2047(2)(4)	599,909
5,109,063	0.95%, 05/15/2048(2)(4)	227,581
520,061	3.61%, 05/15/2048	571,988
860,000	3.74%, 10/15/2048(1)(2)	640,190
2,170,000	3.78%, 08/15/2047	2,412,002
1,665,000	3.80%, 09/15/2047	1,852,481
2,085,000	4.00%, 04/15/2047	2,346,739
	LB-UBS Commercial Mortgage Trust
343,843	5.43%, 02/15/2040	348,101
1,495,173	5.86%, 07/15/2040(2)	1,526,201
728,796	6.07%, 04/15/2041(2)	765,829
95,479	Lehman Brothers Small Balance Commercial 5.21%, 09/25/2030(1)(2)	96,041
	Merrill Lynch/Countrywide Commercial Mortgage Trust
1,625,665	5.38%, 08/12/2048	1,639,321
2,069,502	5.70%, 09/12/2049	2,143,878
2,613,667	5.74%, 06/12/2050(2)	2,680,745
	Morgan Stanley Bank of America Merrill Lynch Trust
4,415,616	1.13%, 10/15/2048(2)(4)	329,378
9,625,320	1.15%, 12/15/2047(2)(4)	587,246
410,000	2.92%, 02/15/2046	431,773
460,000	3.06%, 10/15/2048(1)	335,005
730,000	3.13%, 12/15/2048	778,278
880,000	3.18%, 08/15/2045	939,508
2,315,000	3.74%, 08/15/2047	2,563,466
425,000	4.06%, 02/15/2047	477,411
575,173	4.26%, 10/15/2046	655,844
775,000	4.50%, 08/15/2045(1)	559,409
	Morgan Stanley Capital I Trust
18,917,337	0.47%, 09/15/2047(1)(2)(4)	312,509
2,605,000	3.47%, 08/11/2029(1)	2,777,025
860,000	5.15%, 07/15/2049(1)(2)	678,174
425,000	5.33%, 10/12/2052(1)(2)	395,307
1,216,919	5.57%, 12/15/2044	1,254,120
615,000	5.69%, 04/15/2049(2)	625,833
591,650	5.81%, 12/12/2049	612,385
525,000	6.28%, 01/11/2043(1)(2)	521,393
	Morgan Stanley Re-Remic Trust
611,425	5.80%, 08/12/2045(1)(2)	620,547
616,279	5.80%, 08/15/2045(1)(2)	626,704
885,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(2)	924,712
	UBS-Barclays Commercial Mortgage Trust
1,200,000	3.09%, 08/10/2049	1,280,128
910,000	3.19%, 03/10/2046	973,680

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$835,120	3.24%, 04/10/2046	$897,378
485,000	4.09%, 03/10/2046(1)(2)	339,572
288,067	Wachovia Bank Commercial Mortgage Trust 5.31%, 11/15/2048	288,917
	Wells Fargo Commercial Mortgage Trust
12,988,502	1.20%, 05/15/2048(2)(4)	919,365
915,000	2.92%, 10/15/2045	970,055
810,000	3.41%, 12/15/2047	877,194
1,695,000	3.82%, 08/15/2050	1,885,178
255,000	4.10%, 05/15/2048(2)	209,042
430,000	4.23%, 06/15/2048(2)	343,887
60,000	4.78%, 10/15/2045(1)(2)	58,676
	WF-RBS Commercial Mortgage Trust
2,266,693	1.40%, 03/15/2047(2)(4)	150,828
870,000	2.87%, 11/15/2045	919,274
1,170,000	2.88%, 12/15/2045	1,237,967
1,545,000	3.02%, 11/15/2047(1)	770,102
305,000	3.07%, 03/15/2045	324,235
635,000	3.67%, 11/15/2044	691,095
3,315,000	3.68%, 08/15/2047	3,668,392
3,230,281	4.00%, 05/15/2047	3,633,649
565,000	4.90%, 06/15/2044(1)(2)	643,719
345,000	5.00%, 06/15/2044(1)(2)	300,613
400,505	5.00%, 04/15/2045(1)(2)	235,847
960,000	5.57%, 04/15/2045(1)(2)	993,493
	WFRBS Commercial Mortgage Trust
565,000	3.72%, 05/15/2047	624,287
2,139,636	4.10%, 03/15/2047	2,419,013

		145,298,870

	Whole Loan Collateral CMO - 5.9%
	Adjustable Rate Mortgage Trust
235,013	0.75%, 01/25/2036(2)	195,382
1,025,369	0.76%, 11/25/2035(2)	945,939
1,359,360	0.99%, 01/25/2036(2)	1,166,059
	Alternative Loan Trust
3,261,972	0.76%, 01/25/2036(2)	2,674,296
1,061,290	0.81%, 11/25/2035(2)	838,713
217,296	0.89%, 10/25/2036(2)	134,369
981,169	5.75%, 05/25/2036	750,665
355,330	6.00%, 05/25/2036	271,912
224,347	6.00%, 12/25/2036	157,582
	American Home Mortgage Assets Trust
716,129	0.68%, 09/25/2046(2)	492,327
905,509	1.40%, 10/25/2046(2)	634,102
	Banc of America Funding Trust
148,241	0.68%, 10/20/2036(2)	119,045
186,477	0.72%, 02/20/2047(2)	153,842
2,249,647	0.79%, 05/20/2047(2)	1,844,363
2,719,902	5.77%, 05/25/2037(2)	2,451,641
119,268	5.85%, 01/25/2037(3)	101,900
	BCAP LLC Trust
510,223	0.66%, 01/25/2037(2)	408,243
1,356,069	0.67%, 03/25/2037(2)	1,259,358
	Bear Stearns Adjustable Rate Mortgage Trust
1,154,836	2.66%, 10/25/2035(2)	1,111,259
757,029	2.83%, 02/25/2036(2)	586,278
	Bear Stearns Alt-A Trust
226,801	0.81%, 08/25/2036(2)	170,614
423,930	0.87%, 05/25/2036(2)	349,385
2,994,578	0.99%, 01/25/2036(2)	2,415,298
1,624,823	Bear Stearns Mortgage Funding Trust 0.67%, 10/25/2036(2)	1,260,887
961,262	Chase Mortgage Finance Trust 2.70%, 12/25/2035(2)	875,629
	CHL Mortgage Pass-Through Trust

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$1,349,381	1.17%, 03/25/2035(2)	$1,058,389
324,370	2.78%, 03/20/2036(2)	262,989
534,178	2.91%, 06/20/2035(2)	497,023
3,515,046	Connecticut Avenue Securities 1.94%, 01/25/2029(2)	3,524,537
	Countrywide Home Loans, Inc.
1,203,228	2.64%, 11/20/2035(2)	1,002,805
2,221,175	2.79%, 09/25/2047(2)	1,961,344
855,992	3.00%, 04/20/2036(2)	652,672
1,394,723	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,302,024
1,091,273	Deutsche Mortgage Sec, Inc. Mortgage Loan Trust 5.66%, 12/25/2033(3)	1,107,784
	DSLA Mortgage Loan Trust
259,188	0.84%, 01/19/2045(2)	222,904
912,916	1.36%, 03/19/2046(2)	737,253
	GMAC Mortgage Corp. Loan Trust
1,012,971	3.19%, 09/19/2035(2)	928,795
167,519	3.37%, 04/19/2036(2)	143,275
	GSR Mortgage Loan Trust
4,945,373	0.79%, 01/25/2037(2)	3,110,243
230,713	0.99%, 11/25/2035(2)	154,997
3,035,867	2.95%, 01/25/2036(2)	2,799,585
327,669	3.30%, 10/25/2035(2)	288,342
	HarborView Mortgage Loan Trust
1,659,620	0.67%, 01/19/2038(2)	1,385,904
3,165,240	0.72%, 12/19/2036(2)	2,348,748
927,923	1.18%, 01/19/2035(2)	615,979
424,216	1.49%, 10/25/2037(2)	370,521
	IndyMac Index Mortgage Loan Trust
1,554,081	0.68%, 04/25/2037(2)	1,128,371
727,936	0.73%, 07/25/2035(2)	633,739
1,434,520	0.77%, 07/25/2035(2)	1,163,371
762,777	0.78%, 01/25/2036(2)	483,276
764,467	2.86%, 01/25/2036(2)	711,968
591,064	3.00%, 08/25/2035(2)	443,876
1,692,568	3.14%, 04/25/2037(2)	1,080,725
	JP Morgan Mortgage Trust
1,031,611	2.77%, 09/25/2035(2)	982,963
251,964	2.90%, 04/25/2037(2)	222,218
704,784	2.97%, 05/25/2036(2)	625,904
923,552	Lehman XS Trust 0.70%, 07/25/2046(2)	734,222
	LSTAR Securities Investment Trust
4,452,091	2.47%, 01/01/2020(1)(2)	4,402,005
5,972,503	2.47%, 04/01/2020(1)(2)	5,882,915
5,151,128	2.47%, 10/01/2020(1)(2)	5,098,015
519,463	Luminent Mortgage Trust 0.69%, 10/25/2046(2)	442,297
501,935	Merrill Lynch Mortgage Investors Trust 2.98%, 07/25/2035(2)	395,815
1,762,875	Morgan Stanley Mortgage Loan Trust 3.02%, 05/25/2036(2)	1,253,331
5,837,519	New Residential Mortgage Loan Trust 3.75%, 11/25/2035(1)(2)	6,018,061
217,178	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.20%, 06/25/2036(2)	162,879
2,672,565	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	2,429,221
	Residential Accredit Loans, Inc.
240,697	0.71%, 02/25/2046(2)	109,644
2,151,937	0.79%, 04/25/2036(2)	1,545,431
323,181	1.26%, 09/25/2046(2)	227,383
2,313,331	1.73%, 11/25/2037(2)	1,562,047
1,787,546	6.00%, 12/25/2035	1,547,161

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$	779,015	Residential Asset Securitization Trust 0.94%, 03/25/2035(2)	$613,129
	783,010	Residential Funding Mortgage Securities, Inc. 3.22%, 08/25/2035(2)	584,920
	344,155	Sequoia Mortgage Trust 3.01%, 07/20/2037(2)	275,468
	2,860,171	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	2,857,439
	580,838	Structured Adjustable Rate Mortgage Loan Trust 0.79%, 09/25/2034(2)	447,853
	3,755,000	Structured Agency Credit Risk Debt Notes 2.14%, 04/25/2024(2)	3,768,144
	592,770	Structured Asset Mortgage Investments II Trust 0.72%, 02/25/2036(2)	475,239
		Towd Point Mortgage Trust
	5,405,000	2.25%, 08/25/2055(1)(2)	5,397,238
	1,937,246	2.75%, 04/25/2055(1)(2)	1,957,713
	4,199,315	2.75%, 08/25/2055(1)(2)	4,259,294
	702,618	3.00%, 03/25/2054(1)(2)	707,838
		WaMu Mortgage Pass-Through Certificates Trust
	1,222,537	0.91%, 06/25/2044(2)	1,095,537
	677,841	1.44%, 07/25/2046(2)	547,262
	367,549	1.46%, 08/25/2046(2)	309,859
	374,220	2.19%, 11/25/2046(2)	333,409
	408,160	2.23%, 12/25/2036(2)	350,651
	1,699,878	2.52%, 06/25/2037(2)	1,450,559
		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
	511,138	0.58%, 02/25/2037(2)	325,622
	251,492	0.65%, 02/25/2037(2)	189,789
	1,886,538	1.09%, 07/25/2036(2)	1,080,367
	928,946	1.29%, 11/25/2046(2)	671,581
	865,794	Wells Fargo Alternative Loan Trust 2.86%, 12/28/2037(2)	750,732
		Wells Fargo Commercial Mortgage Trust
	30,491,612	1.19%, 09/15/2057(2)(4)	2,087,334
	2,115,000	2.88%, 05/15/2048(1)(2)	1,085,592
	1,090,000	3.36%, 09/15/2058(1)	656,602
	675,000	3.84%, 09/15/2058	754,984

			118,166,194

		Whole Loan Collateral PAC - 0.0%
	183,514	Alternative Loan Trust 0.99%, 12/25/2035(2)	121,503

		Total Asset & Commercial Mortgage Backed Securities (cost $571,605,853)	574,307,238

Corporate Bonds - 34.3%
		Advertising - 0.0%
	70,000	Lamar Media Corp. 5.75%, 02/01/2026(1)	75,075

		Aerospace/Defense - 0.2%
	470,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	483,223
	530,000	BAE Systems plc 4.75%, 10/11/2021(1)	595,725
		Lockheed Martin Corp.
	955,000	2.50%, 11/23/2020	991,323
	1,395,000	4.70%, 05/15/2046	1,690,967

			3,761,238

		Agriculture - 0.4%
	534,000	Altria Group, Inc. 10.20%, 02/06/2039	995,572
	1,680,000	BAT International Finance plc 2.75%, 06/15/2020(1)	1,749,485
		Imperial Tobacco Finance plc
	1,345,000	2.05%, 07/20/2018(1)	1,357,862

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	$760,000	2.95%, 07/21/2020(1)	$787,333
	1,040,000	3.75%, 07/21/2022(1)	1,105,417
	1,935,000	Reynolds American, Inc. 3.25%, 06/12/2020	2,045,858

			8,041,527

		Airlines - 0.0%
	195,000	Aircastle Ltd. 5.00%, 04/01/2023	204,516

		Apparel - 0.1%
	385,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	393,662
	1,375,000	William Carter Co. 5.25%, 08/15/2021	1,430,000

			1,823,662

		Auto Manufacturers - 1.6%
	5,450,000	Daimler Finance North America LLC 1.65%, 03/02/2018(1)	5,484,111
		Ford Motor Credit Co. LLC
	6,510,000	1.46%, 03/27/2017	6,516,022
	700,000	2.24%, 06/15/2018	707,878
	2,275,000	3.20%, 01/15/2021	2,362,806
	1,370,000	4.25%, 02/03/2017	1,390,098
		General Motors Co.
	1,420,000	6.60%, 04/01/2036	1,756,354
	330,000	6.75%, 04/01/2046	428,763
		General Motors Financial Co., Inc.
	1,900,000	2.40%, 04/10/2018	1,916,338
	3,150,000	3.50%, 07/10/2019	3,258,010
	1,585,000	3.70%, 05/09/2023	1,618,987
	3,640,000	4.75%, 08/15/2017	3,758,009
	2,395,000	5.25%, 03/01/2026	2,674,140

			31,871,516

		Auto Parts & Equipment - 0.0%
		ZF North America Capital, Inc.
	190,000	4.50%, 04/29/2022(1)	197,125
	165,000	4.75%, 04/29/2025(1)	172,425

			369,550

		Beverages - 1.8%
		Anheuser-Busch InBev Finance, Inc.
	3,725,000	1.90%, 02/01/2019	3,785,054
	605,000	2.15%, 02/01/2019	618,575
	9,320,000	3.30%, 02/01/2023	9,827,185
	2,905,000	4.70%, 02/01/2036	3,367,244
	10,530,000	4.90%, 02/01/2046	12,826,793
		Anheuser-Busch InBev Worldwide, Inc.
	1,025,000	2.50%, 07/15/2022	1,049,984
	1,445,000	3.75%, 07/15/2042	1,495,511
		Molson Coors Brewing Co.
	690,000	2.10%, 07/15/2021	699,164
	1,110,000	4.20%, 07/15/2046	1,169,623
	1,945,000	Pernod Ricard S.A. 3.25%, 06/08/2026(1)	2,010,323

			36,849,456

		Biotechnology - 0.1%
	755,000	Celgene Corp. 4.63%, 05/15/2044	814,664
	675,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	719,752

			1,534,416

		Commercial Banks - 10.2%
EUR	930,000	Allied Irish Banks plc 7.38%, 12/03/2020(2)(5)(6)	939,665

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

		Banco Bilbao Vizcaya Argentaria S.A.
EUR	2,200,000	7.00%, 02/19/2019(2)(5)(6)	$2,225,319
	800,000	8.88%, 04/14/2021(2)(5)(6)	931,294
	$2,800,000	9.00%, 05/09/2018(2)(5)(6)	2,891,000
		Banco Santander S.A.
EUR	2,000,000	6.25%, 03/12/2019(2)(5)(6)	1,990,488
	700,000	6.25%, 09/11/2021(2)(5)(6)	696,890
		Bank of America Corp.
	$1,915,000	2.63%, 04/19/2021	1,951,584
	2,575,000	4.00%, 01/22/2025	2,674,869
	5,805,000	4.20%, 08/26/2024	6,109,792
	990,000	5.00%, 01/21/2044	1,174,802
	2,235,000	7.75%, 05/14/2038	3,262,061
EUR	2,450,000	Bank of Ireland 7.38%, 06/18/2020(2)(5)(6)	2,656,928
	$1,895,000	Bank of Nova Scotia 4.50%, 12/16/2025	2,015,228
	5,390,000	Barclays Bank plc 6.05%, 12/04/2017(1)	5,633,450
		Barclays plc
EUR	2,025,000	8.00%, 12/15/2020(2)(5)	2,271,467
	$455,000	8.25%, 12/15/2018(2)(5)	462,963
	2,265,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(5)	2,353,335
		BPCE S.A.
	1,305,000	5.15%, 07/21/2024(1)	1,379,341
	1,900,000	5.70%, 10/22/2023(1)	2,069,518
	1,750,000	Capital One Financial Corp. 6.15%, 09/01/2016	1,756,755
		Capital One NA/Mclean VA
	7,075,000	1.65%, 02/05/2018	7,092,022
	2,200,000	2.35%, 08/17/2018	2,233,266
		CIT Group, Inc.
	40,000	5.00%, 05/15/2017	40,859
	1,614,000	5.50%, 02/15/2019(1)	1,710,840
	485,000	6.63%, 04/01/2018(1)	515,313
		Citigroup, Inc.
	1,255,000	1.85%, 11/24/2017	1,261,237
	1,890,000	2.70%, 03/30/2021	1,924,067
	2,425,000	4.30%, 11/20/2026	2,542,695
	5,430,000	4.45%, 09/29/2027	5,693,871
	1,820,000	4.60%, 03/09/2026	1,957,241
	1,135,000	4.65%, 07/30/2045	1,281,137
	435,000	5.50%, 09/13/2025	495,195
	1,135,000	6.68%, 09/13/2043	1,511,163
		Credit Agricole S.A.
	200,000	4.38%, 03/17/2025(1)	204,094
EUR	1,440,000	6.50%, 06/23/2021(2)(5)(6)	1,596,639
GBP	750,000	7.50%, 06/23/2026(2)(5)(6)	949,658
	$2,025,000	8.13%, 12/23/2025(1)(2)(5)	2,131,312
	5,415,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(5)	5,232,298
	3,425,000	Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/2020	3,436,186
	800,000	Credit Suisse Group Guernsey I Ltd. 7.88%, 02/24/2041(2)(6)	803,120
		Goldman Sachs Group, Inc.
	360,000	1.88%, 04/23/2020(2)	361,080
	460,000	2.00%, 04/25/2019	464,665
	1,725,000	2.38%, 01/22/2018	1,747,268
	1,695,000	2.75%, 09/15/2020	1,739,541
	2,045,000	2.88%, 02/25/2021	2,105,692
	860,000	4.75%, 10/21/2045	979,299
	2,105,000	5.15%, 05/22/2045	2,308,055
	2,696,000	6.00%, 06/15/2020	3,084,976
	1,410,000	6.25%, 02/01/2041	1,869,749

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	$1,700,000	6.45%, 05/01/2036	$2,096,314
	5,105,000	6.75%, 10/01/2037	6,545,029
		HSBC Holdings plc
	1,125,000	2.95%, 05/25/2021	1,144,825
	2,870,000	3.40%, 03/08/2021	2,975,452
	1,125,000	3.60%, 05/25/2023	1,165,615
	3,800,000	4.25%, 08/18/2025	3,909,227
EUR	1,775,000	5.25%, 09/16/2022(2)(5)(6)	1,895,151
	$800,000	5.25%, 03/14/2044	907,705
	1,125,000	HSBC USA, Inc. 2.75%, 08/07/2020	1,146,342
	3,825,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(2)(5)	3,471,187
		JP Morgan Chase & Co.
	5,745,000	2.40%, 06/07/2021	5,847,307
	455,000	2.55%, 10/29/2020	466,788
	2,950,000	2.70%, 05/18/2023	2,995,421
	530,000	2.75%, 06/23/2020	548,342
	2,515,000	4.25%, 10/01/2027	2,710,393
	2,800,000	4.35%, 08/15/2021	3,088,434
	1,060,000	6.00%, 01/15/2018	1,131,109
		Morgan Stanley
	1,975,000	2.13%, 04/25/2018	1,994,932
	465,000	2.45%, 02/01/2019	475,405
	1,175,000	2.50%, 01/24/2019	1,201,775
	4,630,000	2.50%, 04/21/2021	4,683,578
	4,385,000	3.13%, 07/27/2026	4,416,230
	2,600,000	3.95%, 04/23/2027	2,685,764
	2,710,000	4.00%, 07/23/2025	2,922,017
	460,000	4.35%, 09/08/2026	489,712
	310,000	4.88%, 11/01/2022	342,264
	4,950,000	5.55%, 04/27/2017	5,111,182
	505,000	7.30%, 05/13/2019	579,351
	1,675,000	PNC Bank NA 1.45%, 07/29/2019	1,679,913
	355,000	Radian Group, Inc. 7.00%, 03/15/2021	392,719
		Royal Bank of Scotland Group plc
	770,000	6.13%, 12/15/2022	818,274
	2,455,000	7.50%, 08/10/2020(2)(5)	2,383,805
	520,000	8.00%, 08/10/2025(2)(5)	516,750
	4,800,000	Santander Issuances SAU 5.18%, 11/19/2025	4,925,035
GBP	755,000	Santander UK Group Holdings plc 7.38%, 06/24/2022(2)(5)(6)	984,966
	$3,040,000	Societe Generale S.A. 8.25%, 11/29/2018(2)(5)(6)	3,093,200
	3,080,000	SunTrust Banks, Inc. 3.50%, 01/20/2017	3,107,782
		UBS Group AG
EUR	800,000	5.75%, 02/19/2022(2)(5)(6)	923,468
	$1,875,000	6.88%, 03/22/2021(2)(5)(6)	1,898,437
	2,765,000	7.13%, 02/19/2020(2)(5)(6)	2,835,922
	720,000	UniCredit S.p.A. 8.00%, 06/03/2024(2)(5)(6)	615,600
		Wells Fargo & Co.
	1,190,000	3.00%, 04/22/2026	1,222,367
	2,465,000	4.40%, 06/14/2046	2,613,393
	3,000,000	4.90%, 11/17/2045	3,399,795
	50,000	5.38%, 11/02/2043	59,711
	3,130,000	5.61%, 01/15/2044	3,890,296

			205,027,571

		Commercial Services - 0.2%
	1,055,000	Cardtronics, Inc. 5.13%, 08/01/2022	1,061,594

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$2,140,000	ERAC USA Finance LLC 2.60%, 12/01/2021(1)	$2,199,522
	United Rentals North America, Inc.
425,000	4.63%, 07/15/2023	433,500
290,000	5.50%, 07/15/2025	298,123

		3,992,739

	Construction Materials - 0.2%
1,800,000	CRH America, Inc. 5.13%, 05/18/2045(1)	2,027,858
200,000	Eagle Materials, Inc. 4.50%, 08/01/2026	203,250
690,000	Norbord, Inc. 6.25%, 04/15/2023(1)	722,775
	Standard Industries, Inc.
665,000	5.38%, 11/15/2024(1)	697,419
695,000	6.00%, 10/15/2025(1)	752,338

		4,403,640

	Diversified Financial Services - 0.9%
125,000	Aircastle Ltd. 5.50%, 02/15/2022	133,750
1,905,000	Bear Stearns Cos LLC 5.55%, 01/22/2017	1,943,997
1,555,000	Intercontinental Exchange, Inc. 2.75%, 12/01/2020	1,625,253
	International Lease Finance Corp.
2,600,000	5.88%, 04/01/2019	2,827,500
1,025,000	6.75%, 09/01/2016(1)	1,029,172
425,000	Nasdaq, Inc. 3.85%, 06/30/2026	445,310
	Navient Corp.
1,095,000	5.50%, 01/15/2019	1,125,113
285,000	6.63%, 07/26/2021	287,850
395,000	7.25%, 01/25/2022	401,419
945,000	8.45%, 06/15/2018	1,026,506
2,690,000	Synchrony Financial 2.60%, 01/15/2019	2,724,580
	Visa, Inc.
1,740,000	2.80%, 12/14/2022	1,839,074
2,315,000	4.30%, 12/14/2045	2,729,241

		18,138,765

	Electric - 0.8%
	AES Corp.
1,950,000	4.88%, 05/15/2023	1,979,250
275,000	5.50%, 03/15/2024	284,281
1,465,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,683,339
1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,688,182
360,000	EDP Finance B.V. 5.25%, 01/14/2021(1)	392,317
2,375,000	Electricite de France S.A. 4.95%, 10/13/2045(1)	2,716,292
	Emera US Finance L.P.
320,000	2.70%, 06/15/2021(1)	327,544
355,000	4.75%, 06/15/2046(1)	390,962
	Exelon Corp.
370,000	2.45%, 04/15/2021	377,538
1,880,000	2.85%, 06/15/2020	1,953,651
720,000	NRG Energy, Inc. 7.25%, 05/15/2026(1)	738,900
495,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	629,679
675,000	Pacific Gas & Electric Co. 8.25%, 10/15/2018	773,415

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Southern Co.
$1,205,000	1.85%, 07/01/2019	$1,219,377
490,000	2.95%, 07/01/2023	508,639
595,000	4.40%, 07/01/2046	659,179

		16,322,545

	Electrical Components & Equipment - 0.0%
705,000	EnerSys 5.00%, 04/30/2023(1)	701,475

	Electronics - 0.1%
1,140,000	Fortive Corp. 2.35%, 06/15/2021(1)	1,163,964

	Engineering & Construction - 0.3%
	SBA Tower Trust
2,400,000	2.93%, 12/15/2017(1)	2,421,231
3,435,000	3.60%, 04/15/2018(1)	3,458,271

		5,879,502

	Entertainment - 0.0%
	GLP Capital L.P. / GLP Financing II, Inc.
15,000	4.38%, 04/15/2021	15,619
230,000	5.38%, 04/15/2026	245,237
120,000	WMG Acquisition Corp. 5.00%, 08/01/2023(1)	121,800

		382,656

	Environmental Control - 0.1%
	Clean Harbors, Inc.
150,000	5.13%, 06/01/2021	153,187
1,035,000	5.25%, 08/01/2020	1,062,945

		1,216,132

	Food - 0.3%
	Kraft Heinz Foods Co.
1,205,000	2.00%, 07/02/2018(1)	1,222,140
815,000	2.80%, 07/02/2020(1)	851,263
490,000	4.38%, 06/01/2046(1)	533,060
750,000	Minerva Luxembourg S.A. 7.75%, 01/31/2023(1)	791,250
1,600,000	Sigma Alimentos S.A. de CV 4.13%, 05/02/2026(1)	1,662,000
1,640,000	Sysco Corp. 2.50%, 07/15/2021	1,683,326

		6,743,039

	Forest Products & Paper - 0.1%
	Cascades, Inc.
265,000	5.50%, 07/15/2022(1)	262,350
270,000	5.75%, 07/15/2023(1)	266,625
1,045,000	Clearwater Paper Corp. 5.38%, 02/01/2025(1)	1,039,775

		1,568,750

	Gas - 0.0%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
365,000	5.63%, 05/20/2024	377,775
365,000	5.88%, 08/20/2026	382,338
75,000	Southern Star Central Corp. 5.13%, 07/15/2022(1)	74,250

		834,363

	Healthcare-Products - 0.5%
140,000	Hologic, Inc. 5.25%, 07/15/2022(1)	148,400
695,000	Kinetic Concepts, Inc. / KCI USA, Inc. 7.88%, 02/15/2021(1)	749,300
	Medtronic, Inc.
1,125,000	2.50%, 03/15/2020	1,171,081

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$1,353,000	4.38%, 03/15/2035	$1,558,166
1,740,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	1,795,257
3,645,000	Zimmer Biomet Holdings, Inc. 1.45%, 04/01/2017	3,648,372

		9,070,576

	Healthcare-Services - 1.0%
	Aetna, Inc.
680,000	2.80%, 06/15/2023	699,889
315,000	4.25%, 06/15/2036	326,110
445,000	4.38%, 06/15/2046	463,162
	Anthem, Inc.
4,575,000	3.50%, 08/15/2024	4,820,225
320,000	4.63%, 05/15/2042	350,885
505,000	Community Health Systems, Inc. 5.13%, 08/01/2021	502,475
	HCA, Inc.
450,000	4.75%, 05/01/2023	469,125
690,000	6.50%, 02/15/2020	759,862
1,336,000	7.50%, 11/15/2095	1,355,372
695,000	LifePoint Health, Inc. 5.88%, 12/01/2023	733,225
150,000	MEDNAX, Inc. 5.25%, 12/01/2023(1)	156,375
2,625,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	2,775,806
	UnitedHealth Group, Inc.
2,345,000	1.70%, 02/15/2019	2,374,456
1,745,000	3.35%, 07/15/2022	1,876,304
1,620,000	3.75%, 07/15/2025	1,802,428
590,000	4.75%, 07/15/2045	734,558

		20,200,257

	Holding Companies-Diversified - 0.2%
4,025,000	Hutchison Whampoa International Ltd. 2.00%, 11/08/2017(1)	4,057,602

	Home Builders - 0.1%
850,000	CalAtlantic Group, Inc. 5.38%, 10/01/2022	881,875
515,000	Meritage Homes Corp. 6.00%, 06/01/2025	536,568
80,000	PulteGroup, Inc. 4.25%, 03/01/2021	82,700

		1,501,143

	Insurance - 0.3%
1,135,000	American International Group, Inc. 4.70%, 07/10/2035	1,233,975
	CNO Financial Group, Inc.
25,000	4.50%, 05/30/2020	26,125
120,000	5.25%, 05/30/2025	124,500
1,535,000	Marsh & McLennan Cos., Inc. 3.50%, 03/10/2025	1,603,866
1,497,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	2,395,821

		5,384,287

	Iron/Steel - 0.1%
	ArcelorMittal
535,000	5.13%, 06/01/2020	551,532
935,000	6.13%, 06/01/2025	990,810
	Steel Dynamics, Inc.
300,000	5.13%, 10/01/2021	312,000
325,000	5.50%, 10/01/2024	344,500

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$386,000	United States Steel Corp. 7.38%, 04/01/2020	$386,000

		2,584,842

	IT Services - 0.2%
	Apple, Inc.
1,955,000	3.45%, 02/09/2045	1,852,351
415,000	3.85%, 08/04/2046	416,530
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
975,000	3.48%, 06/01/2019(1)	1,002,909
770,000	4.42%, 06/15/2021(1)	804,601
490,000	8.35%, 07/15/2046(1)	559,581

		4,635,972

	Lodging - 0.1%
1,085,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	1,114,159

	Machinery - Construction & Mining - 0.0%
255,000	Oshkosh Corp. 5.38%, 03/01/2025	263,925

	Machinery-Diversified - 0.1%
995,000	Case New Holland Industrial, Inc. 7.88%, 12/01/2017	1,068,381

	Media - 2.9%
	21st Century Fox America, Inc.
2,150,000	6.15%, 03/01/2037	2,778,759
750,000	6.20%, 12/15/2034	961,951
1,028,000	8.00%, 10/17/2016	1,042,391
500,000	Altice US Finance I Corp. 5.50%, 05/15/2026(1)	517,500
575,000	CBS Corp. 4.00%, 01/15/2026	619,471
	CCO Holdings LLC / CCO Holdings Capital Corp.
35,000	5.13%, 02/15/2023	36,203
140,000	5.25%, 09/30/2022	145,775
170,000	5.75%, 09/01/2023	177,650
1,310,000	5.75%, 02/15/2026(1)	1,382,050
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,085,000	3.58%, 07/23/2020(1)	2,195,075
2,920,000	4.46%, 07/23/2022(1)	3,170,364
2,910,000	4.91%, 07/23/2025(1)	3,213,097
4,740,000	6.48%, 10/23/2045(1)	5,686,744
325,000	Columbus International, Inc. 7.38%, 03/30/2021(1)	346,843
	Comcast Corp.
665,000	1.63%, 01/15/2022	664,979
4,135,000	2.75%, 03/01/2023	4,343,338
1,595,000	3.40%, 07/15/2046	1,569,818
1,740,000	4.75%, 03/01/2044	2,105,263
95,000	5.70%, 07/01/2019	107,289
	Cox Communications, Inc.
685,000	3.25%, 12/15/2022(1)	695,514
1,200,000	3.85%, 02/01/2025(1)	1,219,597
	DISH DBS Corp.
755,000	5.88%, 11/15/2024	728,575
1,200,000	7.88%, 09/01/2019	1,326,000
1,295,000	Grupo Televisa S.A.B. 6.13%, 01/31/2046	1,506,033
1,265,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,391,500
1,379,000	NBC Universal Media LLC 5.95%, 04/01/2041	1,882,503
240,000	SFR Group S.A. 7.38%, 05/01/2026(1)	239,700
	Sky plc
565,000	2.63%, 09/16/2019(1)	576,809

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$1,295,000	3.13%, 11/26/2022(1)	$1,335,144
	TEGNA, Inc.
1,670,000	5.13%, 10/15/2019	1,726,362
1,020,000	5.13%, 07/15/2020	1,058,403
	Time Warner Cable, Inc.
1,175,000	4.50%, 09/15/2042	1,141,253
165,000	5.88%, 11/15/2040	184,648
125,000	6.75%, 06/15/2039	154,875
2,145,000	8.75%, 02/14/2019	2,494,337
3,190,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	4,364,775
	Time Warner, Inc.
1,025,000	3.60%, 07/15/2025	1,105,164
575,000	4.85%, 07/15/2045	664,832
1,445,000	6.10%, 07/15/2040	1,862,351
345,000	6.20%, 03/15/2040	450,601
1,100,000	6.50%, 11/15/2036	1,450,153
330,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023(1)	344,850

		58,968,539

	Mining - 0.2%
	Anglo American Capital plc
240,000	3.63%, 05/14/2020(1)	232,200
250,000	4.13%, 04/15/2021(1)	242,500
220,000	4.13%, 09/27/2022(1)	211,200
200,000	4.88%, 05/14/2025(1)	194,500
	Freeport-McMoRan, Inc.
85,000	3.88%, 03/15/2023	73,104
250,000	4.55%, 11/14/2024	214,375
280,000	5.40%, 11/14/2034	217,000
575,000	5.45%, 03/15/2043	441,313
175,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024(1)	183,750
605,000	Rio Tinto Finance USA Ltd. 3.75%, 06/15/2025	649,891
320,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	348,000

		3,007,833

	Oil & Gas - 3.2%
	Anadarko Petroleum Corp.
470,000	4.85%, 03/15/2021	497,625
2,490,000	5.55%, 03/15/2026	2,718,044
170,000	6.38%, 09/15/2017	178,237
2,510,000	6.60%, 03/15/2046	2,892,030
280,000	6.95%, 06/15/2019	309,262
185,000	Antero Resources Corp. 5.63%, 06/01/2023	175,056
	BP Capital Markets plc
710,000	2.52%, 01/15/2020	734,786
1,915,000	2.75%, 05/10/2023	1,939,696
	Cenovus Energy, Inc.
3,910,000	3.00%, 08/15/2022	3,669,398
445,000	3.80%, 09/15/2023	428,276
1,490,000	5.20%, 09/15/2043	1,362,255
915,000	5.70%, 10/15/2019	971,701
215,000	6.75%, 11/15/2039	230,719
535,000	Concho Resources, Inc. 5.50%, 04/01/2023	528,313
	ConocoPhillips Co.
1,910,000	4.20%, 03/15/2021	2,036,553
2,820,000	4.95%, 03/15/2026	3,136,136
	Continental Resources, Inc.
25,000	3.80%, 06/01/2024	21,375
280,000	4.50%, 04/15/2023	253,400
55,000	4.90%, 06/01/2044	43,863

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$310,000	5.00%, 09/15/2022	$289,850
	Devon Energy Corp.
3,500,000	3.25%, 05/15/2022	3,420,882
775,000	6.30%, 01/15/2019	840,984
390,000	Devon Financing Corp. LLC 7.88%, 09/30/2031	461,637
1,930,000	Ecopetrol S.A. 5.88%, 05/28/2045	1,705,638
1,000,000	EnCana Corp. 3.90%, 11/15/2021	990,910
740,000	EOG Resources, Inc. 4.15%, 01/15/2026	810,449
	Exxon Mobil Corp.
2,150,000	2.22%, 03/01/2021	2,216,740
1,810,000	2.73%, 03/01/2023	1,889,477
885,000	3.04%, 03/01/2026	939,399
	Hess Corp.
705,000	5.60%, 02/15/2041	683,257
936,000	6.00%, 01/15/2040	980,394
1,945,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,280,386
	Marathon Oil Corp.
1,875,000	2.70%, 06/01/2020	1,785,386
430,000	2.80%, 11/01/2022	384,141
230,000	3.85%, 06/01/2025	208,715
105,000	5.20%, 06/01/2045	91,913
75,000	6.60%, 10/01/2037	77,023
65,000	6.80%, 03/15/2032	68,441
1,220,000	Noble Energy, Inc. 4.15%, 12/15/2021	1,293,190
3,900,000	Petrobras Global Finance B.V. 8.38%, 05/23/2021	4,123,275
	Petroleos Mexicanos
1,440,000	5.50%, 02/04/2019(1)	1,522,800
1,580,000	5.50%, 06/27/2044	1,429,726
690,000	6.38%, 02/04/2021(1)	757,089
2,090,000	6.63%, 06/15/2035	2,160,956
	Pioneer Natural Resources Co.
210,000	3.45%, 01/15/2021	216,640
450,000	3.95%, 07/15/2022	473,801
2,040,000	4.45%, 01/15/2026	2,201,170
290,000	6.65%, 03/15/2017	298,814
	QEP Resources, Inc.
20,000	5.38%, 10/01/2022	19,100
25,000	6.80%, 03/01/2020	25,000
	Shell International Finance B.V.
1,920,000	3.25%, 05/11/2025	2,024,494
1,800,000	4.38%, 05/11/2045	1,951,841
170,000	SM Energy Co. 6.13%, 11/15/2022	144,075
	Statoil ASA
300,000	3.70%, 03/01/2024	326,056
1,855,000	3.95%, 05/15/2043	1,918,818
105,000	Tesoro Corp. 5.13%, 04/01/2024	106,181
1,260,000	Valero Energy Corp. 4.90%, 03/15/2045	1,189,594
95,000	WPX Energy, Inc. 5.25%, 09/15/2024	81,225

		64,516,192

	Packaging & Containers - 0.1%
690,000	Graphic Packaging International, Inc. 4.88%, 11/15/2022	721,913
300,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	322,500

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$770,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)(7)	$ 794,062

		1,838,475

	Pharmaceuticals - 1.5%
975,000	AbbVie, Inc. 3.20%, 05/14/2026	1,000,010
	Actavis Funding SCS
4,860,000	2.35%, 03/12/2018	4,930,504
5,225,000	3.00%, 03/12/2020	5,435,656
1,860,000	3.45%, 03/15/2022	1,956,193
256,000	Baxalta, Inc. 3.60%, 06/23/2022	266,955
855,000	Cardinal Health, Inc. 1.95%, 06/15/2018	864,643
2,240,000	EMD Finance LLC 2.95%, 03/19/2022(1)	2,310,016
	Mylan N.V.
1,020,000	3.00%, 12/15/2018(1)	1,051,055
1,180,000	3.15%, 06/15/2021(1)	1,216,972
1,170,000	3.75%, 12/15/2020(1)	1,236,151
1,125,000	Perrigo Co. plc 1.30%, 11/08/2016	1,125,808
740,000	Perrigo Finance Unlimited Co. 3.50%, 03/15/2021	767,150
195,000	Quintiles Transnational Corp. 4.88%, 05/15/2023(1)	199,411
	Teva Pharmaceutical Finance Netherlands III B.V.
3,435,000	1.70%, 07/19/2019	3,455,517
2,785,000	2.20%, 07/21/2021	2,799,022
550,000	3.15%, 10/01/2026	562,057

		29,177,120

	Pipelines - 1.3%
	DCP Midstream LLC
60,000	5.35%, 03/15/2020(1)	60,300
70,000	9.75%, 03/15/2019(1)	77,000
	DCP Midstream Operating L.P.
195,000	2.70%, 04/01/2019	188,175
100,000	3.88%, 03/15/2023	94,250
200,000	4.95%, 04/01/2022	199,000
100,000	5.60%, 04/01/2044	91,000
2,133,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	2,298,308
2,910,000	Energy Transfer Partners L.P. 5.95%, 10/01/2043	3,011,763
925,000	Enterprise Products Operating LLC 3.95%, 02/15/2027	974,589
	Kinder Morgan Energy Partners L.P.
520,000	5.30%, 09/15/2020	556,358
180,000	6.50%, 04/01/2020	201,520
360,000	6.85%, 02/15/2020	405,909
2,050,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	1,933,892
555,000	Magellan Midstream Partners L.P. 5.00%, 03/01/2026	627,371
	MPLX L.P.
475,000	4.88%, 12/01/2024(1)	470,388
240,000	4.88%, 06/01/2025(1)	239,785
	Plains All American Pipeline L.P. / PPA Finance Corp.
1,845,000	2.85%, 01/31/2023	1,699,597
1,830,000	3.65%, 06/01/2022	1,798,259
	Regency Energy Partners L.P. / Regency Energy Finance Corp.
575,000	5.50%, 04/15/2023	595,942
1,550,000	5.88%, 03/01/2022	1,690,521
	Sunoco Logistics Partners Operations L.P.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$105,000	3.90%, 07/15/2026	$ 104,357
1,080,000	4.25%, 04/01/2024	1,109,116
	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
515,000	5.50%, 10/15/2019	547,188
480,000	6.25%, 10/15/2022	499,200
30,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.38%, 05/01/2024	31,631
1,675,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	1,676,640
930,000	Wertern Gas Partners L.P. 4.65%, 07/01/2026	940,384
	Williams Partners L.P.
3,610,000	3.60%, 03/15/2022	3,514,115
1,255,000	4.30%, 03/04/2024	1,238,157

		26,874,715

	Real Estate - 0.1%
2,230,000	ProLogis L.P. 3.35%, 02/01/2021	2,365,432

	Real Estate Investment Trusts - 1.0%
	American Tower Corp.
2,160,000	3.40%, 02/15/2019	2,261,829
1,125,000	4.50%, 01/15/2018	1,175,241
3,170,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	3,246,242
	Crown Castle International Corp.
240,000	3.40%, 02/15/2021	252,218
940,000	3.70%, 06/15/2026	990,080
	Equinix, Inc.
560,000	4.88%, 04/01/2020	581,000
95,000	5.38%, 04/01/2023	99,306
1,605,000	HCP, Inc. 4.25%, 11/15/2023	1,688,632
	Kimco Realty Corp.
2,115,000	3.13%, 06/01/2023	2,160,430
1,085,000	3.40%, 11/01/2022	1,141,969
	Liberty Property L.P.
950,000	3.38%, 06/15/2023	969,034
860,000	4.13%, 06/15/2022	913,519
1,110,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	1,144,738
1,145,000	VEREIT Operating Partnership L.P. 4.13%, 06/01/2021	1,190,800
2,700,000	Welltower, Inc. 4.50%, 01/15/2024	2,953,185

		20,768,223

	Retail - 0.9%
540,000	AutoZone, Inc. 1.63%, 04/21/2019	543,423
	CVS Health Corp.
535,000	2.13%, 06/01/2021	545,314
3,010,000	2.80%, 07/20/2020	3,147,771
1,421,000	3.88%, 07/20/2025	1,578,023
2,370,000	5.13%, 07/20/2045	3,014,323
	Group 1 Automotive, Inc.
666,000	5.00%, 06/01/2022	659,340
35,000	5.25%, 12/15/2023(1)	34,738
260,000	Home Depot, Inc. 4.20%, 04/01/2043	300,041
415,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%, 06/01/2026(1)	439,120
	Lowe’s Cos., Inc.
2,675,000	2.50%, 04/15/2026	2,742,640
2,200,000	3.70%, 04/15/2046	2,321,526

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	$835,000	McDonald’s Corp. 2.75%, 12/09/2020	$ 873,312
		Walgreens Boots Alliance, Inc.
	765,000	2.60%, 06/01/2021	783,780
	630,000	3.10%, 06/01/2023	650,754

			17,634,105

		Savings & Loans - 0.0%
GBP	755,000	Nationwide Building Society 6.88%, 06/20/2019(2)(5)(6)	960,485

		Semiconductors - 0.2%
	$910,000	Intel Corp. 4.10%, 05/19/2046	979,632
	1,605,000	Lam Research Corp. 2.80%, 06/15/2021	1,655,553
		NXP B.V. / NXP Funding LLC
	210,000	4.13%, 06/15/2020(1)	216,300
	250,000	4.63%, 06/15/2022(1)	256,875
	515,000	4.63%, 06/01/2023(1)	533,349
	220,000	5.75%, 03/15/2023(1)	231,000
	350,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	358,750
	211,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	228,144

			4,459,603

		Shipbuilding - 0.0%
	100,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(1)	106,375

		Software - 0.4%
	2,335,000	Apple, Inc. 1.55%, 08/04/2021	2,336,873
		First Data Corp.
	125,000	5.00%, 01/15/2024(1)	125,937
	695,000	5.38%, 08/15/2023(1)	713,244
	112,000	6.75%, 11/01/2020(1)	116,760
		MSCI, Inc.
	360,000	5.25%, 11/15/2024(1)	381,600
	180,000	5.75%, 08/15/2025(1)	196,056
	170,000	Open Text Corp. 5.63%, 01/15/2023(1)	174,675
	3,395,000	Oracle Corp. 1.90%, 09/15/2021	3,405,803

			7,450,948

		Telecommunications - 1.9%
	340,000	Altice Financing S.A. 6.63%, 02/15/2023(1)	340,639
		AT&T, Inc.
	2,615,000	3.60%, 02/17/2023	2,777,548
	1,545,000	3.80%, 03/15/2022	1,665,510
	835,000	4.50%, 05/15/2035	881,436
	4,450,000	4.75%, 05/15/2046	4,712,336
	155,000	5.80%, 02/15/2019	171,489
	2,425,000	Cisco Systems, Inc. 2.20%, 02/28/2021	2,501,271
	350,000	CommScope, Inc. 4.38%, 06/15/2020(1)	361,463
	210,000	Frontier Communications Corp. 10.50%, 09/15/2022	226,800
	935,000	GTH Finance B.V. 7.25%, 04/26/2023(1)	981,750
	4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/16/2025(1)	4,533,750
	545,000	Inmarsat Finance plc 4.88%, 05/15/2022(1)	506,741

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	$650,000	Nokia Oyj 6.63%, 05/15/2039	$ 700,375
		Sprint Communications, Inc.
	1,645,000	7.00%, 03/01/2020(1)	1,745,756
	862,000	9.00%, 11/15/2018(1)	934,193
	700,000	T-Mobile USA, Inc. 6.46%, 04/28/2019	713,125
		Telecom Italia Capital S.A.
	185,000	6.00%, 09/30/2034	181,300
	60,000	6.38%, 11/15/2033	61,050
	215,000	7.72%, 06/04/2038	230,162
		Verizon Communications, Inc.
	4,236,000	4.27%, 01/15/2036	4,428,285
	465,000	4.40%, 11/01/2034	492,643
	2,629,000	4.52%, 09/15/2048	2,805,629
	5,314,000	4.67%, 03/15/2055	5,519,333
	870,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(1)	866,198

			38,338,782

		Transportation - 0.6%
	725,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	954,771
		FedEx Corp.
	605,000	3.25%, 04/01/2026	641,033
	1,205,000	4.55%, 04/01/2046	1,359,319
	1,910,000	Kansas City Southern 3.00%, 05/15/2023	1,966,028
	1,535,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,593,771
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	565,000	2.50%, 06/15/2019(1)	571,407
	3,700,000	2.88%, 07/17/2018(1)	3,762,704
	915,000	4.88%, 07/11/2022(1)	1,014,761
	1,095,000	Ryder System, Inc. 2.55%, 06/01/2019	1,109,550

			12,973,344

		Total Corporate Bonds (cost $661,321,392)	690,227,412

Foreign Government Obligations - 3.2%
		Argentina - 0.1%
EUR	2,925,000	Argentine Republic Government International Bond 2.26%, 12/31/2038(3)	2,007,873

		Brazil - 0.7%
		Brazil Notas do Tesouro Nacional
BRL	35,297,764	6.00%, 08/15/2016(8)	10,869,453
	12,482,184	6.00%, 08/15/2022(8)	3,818,620

			14,688,073

		Colombia - 0.1%
COP	4,621,871,727	Colombian TES 3.00%, 03/25/2033(8)	1,362,082

		Indonesia - 0.1%
IDR	32,069,000,000	Indonesia Treasury Bond 8.38%, 03/15/2024	2,656,401

		Japan - 1.0%
JPY	2,070,000,000	Japan Treasury Discount Bill 0.00%, 01/11/2017(9)	20,316,185

		Mexico - 0.1%
	$2,550,000	Mexico Government International Bond 5.75%, 10/12/2110	2,798,625

		Qatar - 0.1%
	1,080,000	Qatar Government International Bond 4.63%, 06/02/2046(1)	1,158,300

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

		Slovenia - 0.2%
	$3,300,000	Slovenia Government International Bond 5.50%, 10/26/2022(6)	$ 3,770,250

		South Africa - 0.2%
		South Africa Government Bond
ZAR	16,200,000	8.50%, 01/31/2037	1,080,183
	36,615,000	8.75%, 01/31/2044	2,456,542

			3,536,725

		Thailand - 0.2%
THB	172,635,000	Bank of Thailand 1.49%, 02/23/2018	4,951,363

		Tunisia - 0.1%
	$1,865,000	Banque Centrale de Tunisie S.A. 5.75%, 01/30/2025(6)	1,767,087

		Turkey - 0.2%
TRY	12,510,000	Turkey Government Bond 7.10%, 03/08/2023	3,693,391

		Uruguay - 0.1%
UYU	62,764,491	Uruguay Government International Bond 3.70%, 06/26/2037(8)	1,688,105

		Venezuela - 0.0%
	$1,270,000	Venezuela Government International Bond 6.00%, 12/09/2020(6)	554,037

		Total Foreign Government Obligations (cost $62,425,876)	64,948,497

Municipal Bonds - 1.1%
		Development - 0.1%
		State of California
	1,300,000	7.50%, 04/01/2034	2,017,990
	345,000	7.60%, 11/01/2040	575,715
	80,000	7.63%, 03/01/2040	130,945

			2,724,650

		General - 0.4%
	2,705,000	Chicago Transit Auth 6.90%, 12/01/2040	3,559,095
		Puerto Rico Commonwealth Gov’t Employees Retirement System
	5,400,000	6.15%, 07/01/2038	2,173,500
	1,225,000	6.20%, 07/01/2039	493,062
	3,350,000	6.30%, 07/01/2043	1,348,375
	975,000	6.55%, 07/01/2058	392,437

			7,966,469

		General Obligation - 0.4%
	4,035,000	California State, GO Taxable 7.55%, 04/01/2039	6,592,746
	875,000	Illinois State, GO 5.10%, 06/01/2033	854,814

			7,447,560

		Higher Education - 0.1%
	2,365,000	University of California 4.60%, 05/15/2031	2,788,832

		Utility - Electric - 0.1%
	1,285,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	1,797,471

		Total Municipal Bonds (cost $20,928,797)	22,724,982

Senior Floating Rate Interests - 5.4%(10)
		Advertising - 0.0%
	476,543	Acosta Holdco, Inc. 4.25%, 09/26/2021	466,416

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Aerospace/Defense - 0.1%
$956,945	BE Aerospace, Inc. 3.75%, 12/16/2021	$962,208
	TransDigm, Inc.
1,482,151	3.75%, 05/14/2022	1,475,482
485,000	3.75%, 06/09/2023	482,037

		2,919,727

	Agriculture - 0.0%
285,834	Pinnacle Operating Corp. 4.75%, 11/15/2018	267,255

	Airlines - 0.0%
425,000	American Airlines, Inc. 3.50%, 04/28/2023	423,406
439,075	Delta Air Lines, Inc. 3.25%, 10/18/2018	440,252

		863,658

	Auto Manufacturers - 0.1%
	Chrysler Group LLC
627,451	3.25%, 12/31/2018	628,235
793,532	3.50%, 05/24/2017	794,381
496,106	Jaguar Holding Co. 4.25%, 08/18/2022	495,734
336,115	MPG Holdco I, Inc. 3.75%, 10/20/2021	335,934

		2,254,284

	Auto Parts & Equipment - 0.1%
333,200	CS Intermediate Holdco 2 LLC 4.00%, 04/04/2021	333,893
897,448	Tower Automotive Holdings USA LLC 4.00%, 04/23/2020	894,083

		1,227,976

	Chemicals - 0.2%
196,535	AIlnex (Luxembourg) & Cy SCA 4.50%, 10/03/2019	196,044
101,972	AIlnex USA, Inc. 4.50%, 10/03/2019	101,717
917,353	Chemours Co. 3.75%, 05/12/2022	890,291
295,142	Huntsman International, LLC 3.58%, 04/19/2019	294,897
	Ineos U.S. Finance LLC
1,574,727	3.75%, 05/04/2018	1,573,089
429,560	4.25%, 03/31/2022	428,954
460,000	Nexeo Solutions LLC 5.25%, 06/09/2023	461,725
683,504	Univar, Inc. 4.25%, 07/01/2022	682,506

		4,629,223

	Coal - 0.1%
325,000	American Energy - Marcellus LLC 5.25%, 08/04/2020	160,550
	Arch Coal, Inc.
425,000	5.00%, 01/31/2017(11)	421,813
1,810,165	7.50%, 05/16/2018	807,786

		1,390,149

	Commercial Services - 0.1%
335,000	Global Payments, Inc. 4.00%, 04/22/2023	337,512
199,500	KAR Auction Services, Inc. 4.25%, 03/09/2023	201,080
416,512	Moneygram International, Inc. 4.25%, 03/27/2020	393,083

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$381,382	ON Assignment, Inc. 3.75%, 06/03/2022	$381,740
520,000	Russell Investment Group 6.75%, 06/01/2023	487,500
1,110,547	ServiceMaster Co. 4.25%, 07/01/2021	1,114,368

		2,915,283

	Distribution/Wholesale - 0.0%
304,938	ABC Supply Co., Inc. 3.50%, 04/16/2020	305,605

	Diversified Financial Services - 0.1%
325,000	Delos Finance S.a.r.l. 3.50%, 03/06/2021	326,137
400,000	Telenet International Finance S.a.r.l. 4.25%, 06/30/2024	401,000
1,595,000	UPC Financing Partnership 0.00%, 08/31/2024(12)	1,589,019

		2,316,156

	Electric - 0.2%
999,322	Calpine Corp. 3.25%, 01/31/2022	985,331
330,000	Chief Exploration & Development LLC 7.50%, 05/16/2021	298,099
280,000	Energy Future Intermediate Holding Co. LLC 4.25%, 12/19/2016	280,350
1,000,000	NRG Energy, Inc. 3.50%, 06/30/2023	996,000
1,003,421	Seadrill Partners Finco LLC 4.00%, 02/21/2021	437,742
	Texas Competitive Electric Holdings Co. LLC
500,000	0.00%, 10/31/2017(7)(12)	500,835
115,000	0.00%, 07/27/2023(7)(12)	115,192
350,000	4.94%, 10/10/2017(13)	116,862

		3,730,411

	Electronics - 0.1%
1,493,647	CDW LLC 3.25%, 04/29/2020	1,496,350
715,000	Sensus USA, Inc. 6.50%, 03/16/2023	715,000

		2,211,350

	Entertainment - 0.0%
311,850	Eldorado Resorts LLC 4.25%, 07/23/2022	313,409
265,950	Scientific Games International, Inc. 6.00%, 10/01/2021	265,618

		579,027

	Food - 0.2%
	Albertsons LLC
851,452	4.50%, 08/25/2021	855,352
359,100	4.75%, 12/21/2022	360,845
1,094,800	Aramark Services, Inc. 3.25%, 02/24/2021	1,096,508
268,846	B&G Foods, Inc. 3.75%, 11/02/2022	270,107
506,175	Hostess Brands LLC 4.50%, 08/03/2022	507,760
1,099,475	JBS USA LLC 4.00%, 10/30/2022	1,099,013

		4,189,585

	Food Service - 0.0%
284,200	Hearthside Food Solutions 4.50%, 06/02/2021	284,555

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$375,000	Yum! Brands, Inc. 3.23%, 06/16/2023	$376,643

		661,198

	Forest Products & Paper - 0.0%
308,801	Wilsonart LLC 4.00%, 10/31/2019	308,285

	Healthcare-Products - 0.0%
573,552	Alere, Inc. 4.50%, 06/18/2022	564,111
287,825	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	286,386

		850,497

	Healthcare-Services - 0.5%
432,825	Acadia Healthcare Company, Inc. 4.50%, 02/16/2023	433,907
1,000,066	American Renal Holdings, Inc. 4.75%, 09/20/2019	985,696
441,000	Amsurg Corp. 3.50%, 07/16/2021	441,207
186,675	CDRH Parent, Inc. 5.25%, 07/01/2021	160,074
	Community Health Systems, Inc.
209,985	3.75%, 12/31/2019	206,474
1,141,706	3.92%, 12/31/2018	1,130,494
589,316	4.00%, 01/27/2021	581,767
857,500	DaVita HealthCare Partners, Inc. 3.50%, 06/24/2021	862,053
567,150	Envision Healthcare Corp. 4.50%, 10/28/2022	568,852
948,188	HCA, Inc. 3.38%, 05/01/2018	950,425
450,930	IMS Health, Inc. 3.50%, 03/17/2021	450,705
1,220,000	MPH Acquisition Holdings LLC 5.00%, 06/07/2023	1,232,200
561,482	Opal Acquisition, Inc. 5.00%, 11/27/2020	501,824
279,063	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	269,876
256,100	Surgery Center Holdings, Inc. 5.25%, 11/03/2020	257,060
930,325	U.S. Renal Care, Inc. 5.25%, 12/31/2022	921,022
349,125	Vizient, Inc. 6.25%, 02/13/2023	353,053

		10,306,689

	Household Products/Wares - 0.0%
335,000	Galleria Co. 3.75%, 01/26/2023	335,315

	Insurance - 0.4%
	Asurion LLC
457,866	5.00%, 05/24/2019	458,342
1,406,544	5.00%, 08/04/2022	1,408,007
1,430,000	8.50%, 03/03/2021	1,416,000
926,350	Evertec Group LLC 3.25%, 04/17/2020	914,771
195,861	National Financial Partners Corp. 4.50%, 07/01/2020	195,371
	Sedgwick Claims Management Services, Inc.
1,709,400	3.75%, 03/01/2021	1,678,067
580,000	6.75%, 02/28/2022	568,400

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$1,023,006	USI, Inc. 4.25%, 12/27/2019	$1,020,131

		7,659,089

	Internet - 0.1%
312,553	Lands’ End, Inc. 4.25%, 04/04/2021	243,792
1,127,179	Zayo Group LLC / Zayo Capital, Inc. 3.75%, 05/06/2021	1,126,378

		1,370,170

	Leisure Time - 0.2%
481,500	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	482,906
	Delta 2 (LUX) S.a.r.l.
2,125,000	4.75%, 07/30/2021	2,099,776
755,000	7.75%, 07/31/2022	739,900

		3,322,582

	Lodging - 0.2%
2,096,286	Caesars Entertainment Operating Co. 0.00%, 03/01/2017(12)(14)	2,172,276
328,300	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	312,706
528,125	Hilton Worldwide Finance LLC 3.50%, 10/26/2020	529,345
520,172	La Quinta Intermediate Holdings LLC 3.75%, 04/14/2021	515,621
375,000	Station Casinos LLC 3.75%, 06/08/2023	375,116

		3,905,064

	Machinery-Construction & Mining - 0.1%
1,083,826	American Rock Salt Holdings LLC 4.75%, 05/20/2021	1,029,905
463,295	Neff Rental LLC 7.25%, 06/09/2021	454,029

		1,483,934

	Machinery-Diversified - 0.1%
929,579	Gates Global, Inc. 4.25%, 07/06/2021	908,896

	Media - 0.4%
590,290	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	587,020
769,757	AVSC Holding Corp. 4.50%, 01/24/2021	763,506
	Charter Communications Operating LLC
1,338,600	3.00%, 07/01/2020	1,338,292
480,150	3.00%, 01/04/2021	480,092
563,588	3.50%, 01/24/2023	565,842
557,152	Media General, Inc. 4.00%, 07/31/2020	557,096
748,125	Neptune Finco Corp. 5.00%, 10/09/2022	752,614
204,488	Numericable U.S. LLC 5.00%, 01/15/2024	204,692
1,168,413	Tribune Media Co. 3.75%, 12/27/2020	1,169,874
989,782	Virgin Media Investment Holdings Ltd. 3.65%, 06/30/2023	985,249

		7,404,277

	Metal Fabricate/Hardware - 0.0%
808,309	Rexnord LLC 4.00%, 08/21/2020	807,428

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Mining - 0.1%
$194,789	Ardagh Holdings USA, Inc. 4.00%, 12/17/2019	$195,155
482,549	FMG Resources August 2006 Pty Ltd. 4.25%, 06/30/2019	473,159
253,308	Minerals Technologies, Inc. 3.75%, 05/09/2021	254,100

		922,414

	Miscellaneous Manufacturing - 0.0%
151,500	Husky Injection Molding Systems Ltd. 4.25%, 06/30/2021	151,176

	Oil & Gas - 0.0%
254,800	Drillships Ocean Ventures, Inc. 5.50%, 07/25/2021	144,599
646,774	Fieldwood Energy LLC 3.88%, 10/01/2018	550,838
350,000	Templar Energy LLC 8.50%, 11/25/2020	81,375

		776,812

	Oil & Gas Services - 0.1%
2,405,000	Calpine Corp. 3.64%, 05/02/2023	2,401,248

	Packaging & Containers - 0.2%
473,688	Berry Plastics Group, Inc. 3.75%, 10/03/2022	475,085
1,499,625	Berry Plastics Holding Corp. 3.50%, 02/08/2020	1,503,029
278,951	Mauser U.S. Corp. 4.50%, 07/31/2021	277,765
296,250	Owens-Illinois, Inc. 3.50%, 09/01/2022	296,620
1,464,724	Reynolds Group Holdings, Inc. 4.50%, 12/01/2018	1,465,794
450,000	Signode Industrial Group U.S., Inc. 3.75%, 05/01/2021	447,750

		4,466,043

	Pharmaceuticals - 0.1%
1,453,386	Endo Luxembourg Finance Company I S.a r.l. 3.75%, 09/26/2022	1,437,035
559,293	Valeant Pharmaceuticals International, Inc. 5.00%, 04/01/2022	555,043

		1,992,078

	Pipelines - 0.1%
650,588	Energy Transfer Equity L.P. 4.00%, 12/02/2019	636,626
357,975	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	332,917

		969,543

	Real Estate - 0.1%
	DTZ U.S. Borrower LLC
816,750	4.25%, 11/04/2021	810,968
235,000	9.25%, 11/04/2022	235,881

		1,046,849

	REITS - 0.1%
927,675	MGM Growth Properties LLC 4.00%, 04/25/2023	933,863

	Retail - 0.3%
395,000	Bass Pro Group LLC 4.00%, 06/05/2020	392,037
311,804	Burger King 3.75%, 12/10/2021	313,038

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$164,588	Coty, Inc. 3.75%, 10/27/2022	$165,720
264,005	Dollar Tree, Inc. 3.50%, 07/06/2022	265,325
	Michaels Stores, Inc.
837,943	3.75%, 01/28/2020	840,340
486,135	4.00%, 01/28/2020	488,809
672,080	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	632,837
669,900	Party City Holdings, Inc. 4.25%, 08/19/2022	669,344
523,848	PetSmart, Inc. 4.25%, 03/11/2022	524,550
225,000	Revlon Consumer Products Corp. 0.00%, 07/22/2023(7)(12)	224,649
115,000	Rite Aid Corp. 5.75%, 08/21/2020	115,288
449,474	US Foods, Inc. 4.00%, 06/27/2023	451,627

		5,083,564

	Semiconductors - 0.2%
995,707	Avago Technologies Cayman Ltd. 4.25%, 02/01/2023	995,547
564,664	Lattice Semiconductor Corp. 5.25%, 03/10/2021	552,428
	NXP B.V.
694,949	3.25%, 01/11/2020	695,386
370,574	3.75%, 12/07/2020	372,891
465,000	ON Semiconductor Corp. 5.25%, 03/31/2023	470,231

		3,086,483

	Software - 0.6%
700,000	Dell, Inc. 0.00%, 05/24/2023(7)(12)	700,161
158,400	Epicor Software Corp. 4.75%, 06/01/2022	156,856
	First Data Corp.
1,010,000	4.24%, 07/08/2022	1,012,808
3,805,886	4.49%, 03/24/2021	3,823,127
557,613	Hyland Software, Inc. 4.75%, 07/01/2022	557,267
987,003	Infor US, Inc. 3.75%, 06/03/2020	974,665
	Kronos, Inc.
1,198,313	4.50%, 10/30/2019	1,201,308
314,334	9.75%, 04/30/2020	321,014
727,781	SS&C Technologies, Inc. 4.00%, 07/08/2022	731,421
721,186	Verint Systems, Inc. 3.50%, 09/06/2019	720,645
1,785,000	WEX, Inc. 4.25%, 07/01/2023	1,794,478

		11,993,750

	Telecommunications - 0.2%
238,200	CommScope, Inc. 3.75%, 12/29/2022	239,019
1,690,000	Level 3 Financing, Inc. 3.50%, 05/31/2022	1,694,225
316,735	LTS Buyer LLC 4.00%, 04/13/2020	316,339
	Ziggo Financing Partnership
480,723	3.65%, 01/15/2022	478,046
309,788	3.66%, 01/15/2022	308,062

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$509,489	3.70%, 01/15/2022	$506,651

		3,542,342

	Transportation - 0.0%
	Kenan Advantage Group, Inc.
33,367	1.50%, 01/31/2017(11)	33,241
388,705	4.00%, 07/31/2022	387,247

		420,488

	Trucking & Leasing - 0.0%
499,398	Consolidated Container Co. 5.00%, 07/03/2019	488,162

	Total Senior Floating Rate Interests (cost $110,090,205)	107,864,344

U.S. Government Agencies - 50.7%
	FHLMC - 18.3%
185,387	0.00%, 11/15/2036(9)(15)	168,987
27,598,356	0.31%, 10/25/2020(2)(4)	220,163
12,960,449	1.96%, 08/25/2018(2)(4)	423,335
1,865,000	2.34%, 10/25/2027(2)	1,872,517
1,875,000	2.49%, 12/25/2028(2)	1,893,766
2,996,000	2.69%, 03/25/2025(2)	3,028,672
2,250,000	2.99%, 08/25/2024(2)	2,287,259
2,039,895	3.00%, 08/01/2029	2,158,561
9,340,000	3.00%, 08/01/2031(7)(16)	9,804,962
915,798	3.00%, 03/15/2033(4)	109,802
59,525,000	3.00%, 08/01/2046(7)(16)	61,896,702
29,200,000	3.00%, 09/14/2046(7)(16)	30,295,001
7,300,000	3.09%, 12/25/2027(2)	7,472,140
2,150,000	3.14%, 03/25/2028(2)	2,206,931
9,353,000	3.34%, 04/25/2028(2)	9,653,329
5,733,000	3.39%, 07/25/2028(2)	5,925,730
4,400,000	3.50%, 08/01/2031(7)(16)	4,662,372
4,074,616	3.50%, 08/01/2034	4,336,369
58,000,000	3.50%, 08/16/2046(7)(16)	61,211,524
22,800,000	3.50%, 09/14/2046(7)(16)	24,026,836
4,243,751	4.00%, 08/01/2025	4,498,201
4,625,025	4.00%, 07/15/2027(4)	471,811
3,812,820	4.00%, 05/01/2042	4,096,133
947,376	4.00%, 08/01/2042	1,019,390
1,500,745	4.00%, 09/01/2042	1,614,825
463,883	4.00%, 07/01/2044	499,211
2,712,962	4.00%, 01/01/2046	2,907,879
1,483,980	4.00%, 02/01/2046	1,588,779
27,250,000	4.00%, 08/01/2046(7)(16)	29,171,338
27,200,000	4.00%, 09/14/2046(7)(16)	29,092,312
962,108	4.50%, 03/15/2041	1,175,111
7,447,575	4.50%, 05/01/2042	8,145,440
19,450,000	4.50%, 08/01/2046(7)(16)	21,195,293
5,950,000	4.50%, 09/01/2046(7)(16)	6,478,329
3,308,392	4.75%, 07/15/2039	3,636,830
6,650,000	5.00%, 08/01/2046(7)(16)	7,328,269
17,518	5.50%, 11/01/2037	19,664
1,700	5.50%, 02/01/2038	1,928
78,458	5.50%, 04/01/2038	88,175
71,104	5.50%, 06/01/2038	80,088
4,237,411	5.50%, 08/01/2038	4,756,330
207,974	5.50%, 05/01/2040	234,031
871,796	5.50%, 08/01/2040	979,976
771,411	5.50%, 06/01/2041	869,366
357,121	6.00%, 01/01/2023	393,591
81,006	6.00%, 11/01/2032	93,709
172,567	6.00%, 11/01/2033	199,875
139,422	6.00%, 02/01/2034	161,355
225,275	6.00%, 07/01/2034	260,931
74,602	6.00%, 08/01/2034	86,411

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$107,012	6.00%, 09/01/2034	$123,671
43,788	6.00%, 01/01/2035	50,483
62,453	6.00%, 03/01/2035	72,335
49,094	6.00%, 05/01/2038	55,927
520,254	6.00%, 06/01/2038	595,399
992,738	6.00%, 05/15/2039	1,134,301
200,000	6.00%, 08/01/2046(7)(16)	228,172
1,124,073	6.50%, 07/15/2036	1,280,572

		368,340,399

	FNMA - 25.5%
160,076	0.00%, 03/25/2036(9)(15)	141,875
1,394,386	0.00%, 06/25/2036(9)(15)	1,228,629
5,733,798	1.83%, 05/25/2046(2)(4)	342,137
5,125,179	1.85%, 04/25/2055(2)(4)	339,710
3,231,633	1.91%, 06/25/2055(2)(4)	206,017
5,197,882	1.96%, 08/25/2044(2)(4)	343,662
60,000	2.44%, 01/01/2023	62,844
1,053,216	2.50%, 06/25/2028(4)	89,931
22,600,000	2.50%, 08/01/2031(7)(16)	23,407,774
530,567	2.50%, 01/01/2043	538,823
2,950,060	2.50%, 02/01/2043	2,995,910
2,256,186	2.50%, 03/01/2043	2,291,188
1,372,754	2.50%, 04/01/2043	1,394,115
527,655	2.50%, 06/01/2043	535,866
899,076	2.50%, 08/01/2043	913,067
21,900,000	2.50%, 08/01/2046(7)(16)	22,231,494
4,225,000	2.65%, 06/01/2025	4,448,109
5,600,000	2.69%, 04/01/2025	5,912,938
2,158,536	2.78%, 02/01/2027	2,285,410
2,205,000	2.82%, 07/01/2025	2,348,734
1,850,000	2.84%, 12/01/2025	1,971,297
1,002,870	3.00%, 09/25/2027(4)	95,428
6,670,327	3.00%, 01/25/2028(4)	600,910
2,983,435	3.00%, 04/25/2028(4)	303,570
1,435,316	3.00%, 01/01/2030	1,506,316
94,547	3.00%, 11/01/2030	99,270
3,220,133	3.00%, 02/01/2031	3,379,524
29,544,000	3.00%, 08/01/2031(7)(16)	30,998,120
33,675,000	3.00%, 08/01/2046(7)(16)	35,043,047
49,200,000	3.00%, 09/01/2046(7)(16)	51,091,125
285,000	3.16%, 12/01/2026	310,848
1,465,000	3.21%, 05/01/2023	1,591,011
262,865	3.24%, 12/01/2026	288,147
681,651	3.30%, 12/01/2026	749,009
254,053	3.34%, 04/01/2024	280,302
566,426	3.41%, 11/01/2024	624,701
1,918,536	3.42%, 04/01/2024	2,121,984
97,752	3.45%, 01/01/2024	108,128
645,313	3.47%, 01/01/2024	714,639
1,596,417	3.50%, 05/25/2030(4)	184,102
4,629,263	3.50%, 01/01/2046	4,895,516
5,421,762	3.50%, 02/01/2046	5,733,602
123,975,000	3.50%, 08/01/2046(7)(16)	130,938,911
58,800,000	3.50%, 09/01/2046(7)(16)	62,024,156
250,001	3.67%, 08/01/2023	278,874
70,000	3.70%, 10/01/2023	78,615
95,000	3.76%, 03/01/2024	106,785
350,000	3.77%, 12/01/2025	396,669
140,000	3.86%, 12/01/2025	159,757
70,000	3.86%, 11/01/2023	79,217
235,297	3.87%, 10/01/2025	267,179
308,276	3.89%, 05/01/2030	351,900
325,000	3.93%, 10/01/2023	368,612
135,886	3.96%, 05/01/2034	153,509
84,812	3.97%, 05/01/2029	97,540

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$1,284,080	4.00%, 06/01/2025	$1,366,747
4,910,803	4.00%, 10/01/2040	5,286,005
1,990,107	4.00%, 11/01/2040	2,142,145
1,474,243	4.00%, 12/01/2040	1,586,610
726,903	4.00%, 02/01/2041	782,333
1,750,285	4.00%, 03/01/2041	1,883,853
752,238	4.00%, 03/25/2042(4)	110,827
4,499,073	4.00%, 05/25/2042(4)	715,329
597,754	4.00%, 08/01/2042	643,741
1,621,697	4.00%, 09/01/2042	1,746,460
435,575	4.00%, 11/25/2042(4)	63,841
937,210	4.00%, 05/01/2045	1,004,490
710,174	4.00%, 06/01/2045	761,212
2,915,836	4.00%, 02/01/2046	3,132,480
3,091,163	4.00%, 05/01/2046	3,322,086
1,236,944	4.00%, 06/01/2046	1,326,377
31,550,000	4.00%, 08/01/2046(7)(16)	33,823,818
15,400,000	4.00%, 09/01/2046(7)(16)	16,493,640
1,225,455	4.02%, 11/01/2028	1,409,246
198,013	4.06%, 10/01/2028	231,876
686,074	4.50%, 08/01/2024	732,965
64,571	4.50%, 04/01/2025	68,445
1,038,881	4.50%, 07/25/2027(4)	98,379
353,126	4.50%, 08/01/2040	387,722
4,311,186	4.50%, 10/01/2040	4,718,234
1,977,453	4.50%, 10/01/2041	2,163,483
1,697,260	4.50%, 09/01/2043	1,849,826
200,000	4.50%, 08/16/2046(7)(16)	218,092
12,842	5.00%, 04/01/2018	13,182
28,717	5.00%, 05/01/2018	29,478
197,465	5.00%, 06/01/2018	202,706
15,881	5.00%, 07/01/2018	16,302
54,073	5.00%, 12/01/2019	55,659
254,124	5.00%, 01/01/2022	265,520
545,691	5.00%, 04/25/2038	593,518
622,086	5.46%, 05/25/2042(2)(4)	71,980
2,034	5.50%, 01/01/2017	2,046
10,202	5.50%, 11/01/2018	10,425
72,328	5.50%, 08/01/2019	75,773
72,662	5.50%, 09/01/2019	76,007
97,960	5.50%, 10/01/2019	101,869
15,666	5.50%, 05/01/2020	16,471
700,832	5.50%, 06/01/2022	761,754
264,019	5.50%, 06/01/2033	298,561
997,853	5.50%, 07/01/2033	1,129,508
86,033	5.50%, 08/01/2033	97,369
3,601,000	5.50%, 11/01/2035	4,083,138
943,846	5.50%, 04/01/2036	1,064,943
742,838	5.50%, 04/25/2037	841,765
1,759,971	5.50%, 11/01/2037	1,979,746
1,958,582	5.50%, 06/25/2042(4)	378,385
7,504	6.00%, 05/01/2017	7,517
17,000	6.00%, 11/01/2031	19,391
217,926	6.00%, 12/01/2032	254,057
338,391	6.00%, 03/01/2033	391,829
917,013	6.00%, 02/01/2037	1,049,382
624,925	6.00%, 12/01/2037	714,698
302,306	6.00%, 03/01/2038	344,904
233,836	6.00%, 10/01/2038	266,757
16,701	7.00%, 10/01/2037	17,777
2,522	7.50%, 12/01/2029	2,679
17,264	7.50%, 03/01/2030	21,474
25,673	7.50%, 09/01/2031	27,678

		513,405,063

	GNMA - 6.9%

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$267,693	3.00%, 11/15/2042	$281,750
285,273	3.00%, 06/15/2043	300,167
238,205	3.00%, 07/15/2043	250,633
292,115	3.00%, 10/15/2044	306,623
332,471	3.00%, 02/15/2045	348,983
200,390	3.00%, 03/15/2045	210,343
967,281	3.00%, 04/15/2045	1,015,320
273,117	3.00%, 06/15/2045	286,681
8,853,834	3.00%, 07/15/2045	9,293,547
43,625,000	3.00%, 08/01/2046(7)(16)	45,819,883
804,549	3.50%, 05/15/2042	858,448
2,030,215	3.50%, 12/15/2042	2,177,858
1,454,738	3.50%, 03/15/2043	1,560,319
1,654,250	3.50%, 04/15/2043	1,769,713
5,377,057	3.50%, 05/15/2043	5,748,960
7,400,000	3.50%, 08/01/2046(7)(16)	7,864,812
14,200,000	3.50%, 09/01/2046(7)(16)	15,072,246
4,179,363	4.00%, 09/20/2040	4,489,729
561,393	4.00%, 10/20/2040	602,688
988,285	4.00%, 12/20/2040	1,066,226
474,611	4.00%, 05/16/2042(4)	66,086
325,146	4.00%, 01/20/2044(4)	70,756
74,385	4.50%, 07/15/2033	82,220
178,234	4.50%, 05/15/2040	197,514
686,255	4.50%, 06/15/2041	760,155
2,825,936	4.50%, 06/20/2044	3,028,682
2,500,420	4.50%, 10/20/2044	2,679,515
2,882,047	4.50%, 01/20/2046	3,086,412
2,875,000	4.50%, 08/01/2046(7)(16)	3,078,016
1,486,960	5.00%, 06/15/2041	1,663,749
1,997,532	5.00%, 10/16/2041(4)	334,673
2,396,433	5.00%, 03/15/2044	2,676,410
5,200,000	5.00%, 08/01/2046(7)(16)	5,768,750
716,948	5.50%, 05/15/2033	828,105
60,520	5.50%, 06/15/2035	69,032
118,835	5.50%, 04/15/2038	134,044
909,869	5.50%, 03/16/2039	1,005,221
2,800,000	5.50%, 08/01/2046(7)(16)	3,144,750
80,734	6.00%, 02/15/2029	92,109
184,154	6.00%, 11/15/2032	215,267
238,378	6.00%, 02/15/2033	273,153
75,786	6.00%, 07/15/2033	88,403
124,936	6.00%, 10/15/2034	142,538
704,595	6.00%, 03/15/2036	832,196
7,850	6.00%, 05/15/2036	9,088
203,749	6.00%, 10/15/2036	235,144
101,431	6.00%, 01/15/2037	117,405
222,838	6.00%, 02/15/2037	257,718
397,492	6.00%, 06/15/2037	458,451
131,854	6.00%, 11/15/2037	150,431
1,297	6.00%, 03/15/2038	1,480
106,157	6.00%, 06/15/2038	122,144
262,540	6.00%, 08/15/2038	299,615
281,840	6.00%, 10/15/2038	321,550
322,538	6.00%, 11/15/2038	369,304
170,180	6.00%, 12/15/2038	194,595
173,188	6.00%, 01/15/2039	197,632
6,228	6.00%, 03/15/2039	7,106
951,371	6.00%, 04/15/2039	1,106,309
514,178	6.00%, 08/15/2039	586,623
31,619	6.00%, 09/15/2039	36,074
89,366	6.00%, 11/15/2039	101,956
99,069	6.00%, 03/15/2040	113,027
30,570	6.00%, 06/15/2040	34,877
260,452	6.00%, 12/15/2040	297,148
915,498	6.00%, 06/15/2041	1,044,485

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$2,200,000	6.00%, 08/01/2046(7)(16)	$2,505,594
16,643	6.50%, 09/15/2028	19,132
2,917	6.50%, 10/15/2028	3,353
5,518	6.50%, 12/15/2028	6,343
70,383	6.50%, 05/15/2029	84,517
104,645	6.50%, 08/15/2031	120,301
16,679	6.50%, 09/15/2031	19,174
62,534	6.50%, 10/15/2031	71,889
180,571	6.50%, 11/15/2031	207,586
44,721	6.50%, 01/15/2032	51,412
33,770	6.50%, 03/15/2032	39,414
8,060	6.50%, 04/15/2032	9,265
49,769	6.50%, 07/15/2032	57,215

		138,900,042

	Total U.S. Government Agencies (cost $1,012,410,708)	1,020,645,504

U.S. Government Securities - 10.1%
	U.S. Treasury Securities - 10.1%
	U.S. Treasury Bonds - 3.3%
16,530,000	2.50%, 02/15/2045(17)	17,612,203
7,800,000	2.50%, 02/15/2046	8,318,879
6,525,000	2.88%, 08/15/2045(17)	7,495,339
3,440,000	3.00%, 11/15/2044(17)	4,041,732
9,045,000	3.00%, 05/15/2045(18)	10,627,875
10,790,000	3.13%, 08/15/2044(17)	12,975,396
530,000	3.38%, 05/15/2044(17)	666,972
3,560,000	3.63%, 02/15/2044	4,680,706

		66,419,102

	U.S. Treasury Notes - 6.8%
69,028,120	0.25%, 01/15/2025(8)	70,437,467
275,000	0.63%, 07/31/2017(17)	275,054
2,050,000	0.88%, 04/30/2017(17)	2,055,207
91,000	1.50%, 12/31/2018(17)	92,727
28,095,000	1.63%, 02/15/2026(17)	28,511,283
29,413,000	2.25%, 11/15/2025(17)	31,452,380
4,700,000	3.13%, 04/30/2017(17)(18)	4,790,710

		137,614,828

	Total U.S. Government Securities (cost $190,888,138)	204,033,930

Preferred Stocks - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A(2)(5)	413,658

	Diversified Financials - 0.0%
20,000	Citigroup Capital XIII(2)	523,800

	Total Preferred Stocks (cost $889,591)	937,458

	Total Long-Term Investments (cost $2,630,560,560)	2,685,689,365
Short-Term Investments - 5.0%
	Other Investment Pools & Funds - 5.0%
100,476,071	Federated Prime Obligations Fund	100,476,071

	Total Short-Term Investments (cost $100,476,071)	100,476,071

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments Excluding Purchased Options (cost $2,731,036,631)	138.3%	$2,786,165,436
Total Purchased Options (cost $363,918)	0.1%	$399,813

Total Investments (cost $2,731,400,549)^	138.4%	$2,786,565,249
Other Assets and Liabilities	(38.4)%	(772,617,476)

Total Net Assets	100.0%	$2,013,947,773

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$71,946,262
Unrealized Depreciation	(16,781,562)

Net Unrealized Appreciation	$55,164,700

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $490,031,884, which represents 24.3% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $34,979,604, which represents 1.7% of total net assets.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $775,370,948 at July 31, 2016.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Security is a zero-coupon bond.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2016.
(11)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2016, the aggregate value of the unfunded commitment was $455,054, which rounds to zero percent of total net assets.
(12)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(14)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(15)	Securities disclosed are principal-only strips.
(16)	Represents or includes a TBA transaction.
(17)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(18)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

OTC Option Contracts Outstanding at July 31, 2016
Description	Counter- party	Exercise Price/FX Rate/Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/BRL Put	GSC	3.33 BRL per USD	10/14/16	USD	3,829,000	$104,493	$134,474	$(29,981)
USD Call/IDR Put	BOA	13,280.00 IDR per USD	10/31/16	USD	2,492,000	47,231	50,588	(3,357)
USD Call/TRY Put	GSC	2.95 TRY per USD	10/12/16	USD	4,009,000	155,261	89,040	66,221

Total Calls					10,330,000	$306,985	$274,102	$32,883

Puts
CNH Put/JPY Call	JPM	15.34 JPY per CNH	09/29/16	CNH	29,703,000	$92,828	$89,817	$3,011

Total purchased option contracts					40,033,000	$399,813	$363,919	$35,894

Futures Contracts Outstanding at July 31, 2016

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollar 3-Month Future	799	12/18/2017	$197,558,906	$197,842,387	$283,481
U.S. Treasury 5-Year Note Future	2,686	09/30/2016	324,103,537	327,733,969	3,630,432
U.S. Treasury Long Bond Future	243	09/21/2016	39,901,874	42,388,313	2,486,439

Total					$6,400,352

Short position contracts:
Eurodollar 3-Month Future	799	09/17/2018	$197,365,553	$197,672,600	$(307,047)
U.S. 10-Year Ultra Future	10	09/21/2016	1,403,986	1,462,031	(58,045)
U.S. Treasury 10-Year Note Future	1,829	09/21/2016	238,183,666	243,342,734	(5,159,068)
U.S. Treasury 2-Year Note Future	756	09/30/2016	165,417,552	165,564,000	(146,448)
U.S. Treasury Ultra Long Term Bond Future	10	09/21/2016	1,876,805	1,905,313	(28,508)

Total					$(5,699,116)

Total futures contracts					$701,236

TBA Sale Commitments Outstanding at July 31, 2016
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.50%	$11,500,000	08/01/2046	$(12,127,107)	$3
FHLMC, 4.50%	7,225,000	08/01/2046	(7,871,863)	—
FHLMC, 5.00%	825,000	08/01/2046	(909,305)	—
FHLMC, 5.50%	1,800,000	08/01/2046	(2,007,844)	(8,156)
FNMA, 3.00%	49,200,000	08/01/2046	(51,198,750)	(265,219)
FNMA, 3.50%	2,400,000	08/01/2031	(2,541,535)	(2,747)
FNMA, 4.50%	425,000	08/01/2046	(463,445)	122
FNMA, 4.50%	200,000	09/01/2046	(217,959)	(177)
FNMA, 5.50%	5,700,000	08/01/2046	(6,396,469)	(5,344)
FNMA, 6.00%	2,000,000	08/01/2046	(2,284,688)	2,187
GNMA, 4.00%	5,230,000	08/01/2046	(5,584,455)	(1,430)

Total (proceeds $91,322,659)			$(91,603,420)	$(280,761)

At July 31, 2016, the aggregate market value of these securities represents (4.5)% of total net assets.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	BCLY	USD	1,047,918	(0.32%)	07/25/45	$199,206	$—	$199,637	$431
ABX.HE.AAA.06-1	CSI	USD	49,298	(0.18%)	07/25/45	739	—	985	246
ABX.HE.AAA.06-1	JPM	USD	1,793	(0.18%)	07/25/45	43	—	40	(3)
ABX.HE.AAA.06-1	BCLY	USD	140,724	(0.18%)	07/25/45	3,155	—	3,141	(14)
ABX.HE.AAA.06-1	JPM	USD	5,378	(0.18%)	07/25/45	200	—	120	(80)
ABX.HE.AAA.06-1	MSC	USD	10,756	(0.18%)	07/25/45	350	—	240	(110)
ABX.HE.AAA.06-1	JPM	USD	1,793	(0.18%)	07/25/45	42	—	(6,127)	(6,169)
ABX.HE.AAA.06-1	GSC	USD	92,322	(0.18%)	07/25/45	8,309	—	2,061	(6,248)
ABX.HE.AAA.06-2	JPM	USD	206,475	(0.11%)	05/25/46	26,902	—	25,098	(1,804)
ABX.HE.AAA.07-1	MSC	USD	1,094,336	(0.09%)	08/25/37	249,126	—	269,840	20,714
ABX.HE.AAA.07-1	GSC	USD	820,752	(0.09%)	08/25/37	192,390	—	202,380	9,990
ABX.HE.AAA.07-1	MSC	USD	404,755	(0.09%)	08/25/37	97,038	—	99,803	2,765
ABX.HE.AAA.07-1	GSC	USD	187,386	(0.09%)	08/25/37	43,700	—	46,206	2,506
ABX.HE.AAA.07-1	JPM	USD	59,964	(0.09%)	08/25/37	14,311	—	14,785	474
ABX.HE.AAA.07-1	JPM	USD	56,216	(0.09%)	08/25/37	13,668	—	13,861	193
ABX.HE.AAA.07-1	JPM	USD	59,964	(0.09%)	08/25/37	16,162	—	14,786	(1,376)
ABX.HE.AAA.07-1	CSI	USD	1,780,170	(0.09%)	08/25/37	479,800	—	438,952	(40,848)
ABX.HE.PENAAA.06-2	BCLY	USD	76,718	(0.11%)	05/25/46	9,302	—	9,326	24
ABX.HE.PENAAA.06-2	JPM	USD	651,626	(0.11%)	05/25/46	153,743	—	79,210	(74,533)
ABX.HE.PENAAA.06-2	MSC	USD	650,679	(0.11%)	05/25/46	157,790	—	79,095	(78,695)
ABX.HE.PENAAA.06-2	JPM	USD	680,987	(0.11%)	05/25/46	178,759	—	82,779	(95,980)
ABX.HE.PENAAA.06-2	GSC	USD	1,241,688	(0.11%)	05/25/46	310,422	—	150,936	(159,486)
CDX.EM.25	BOA	USD	3,022,000	(1.00%)	06/20/21	256,070	—	212,387	(43,683)
CDX.EM.25	BCLY	USD	39,914,000	(1.00%)	06/20/21	3,149,235	—	2,805,161	(344,074)
CDX.EM.25	GSC	USD	30,876,000	(1.00%)	06/20/21	2,639,940	—	2,169,970	(469,970)
CMBX.NA.A.7	JPM	USD	1,520,000	(2.00%)	01/17/47	—	(30,246)	64,545	94,791
CMBX.NA.A.7	BCLY	USD	420,000	(2.00%)	01/17/47	—	(2,351)	17,840	20,191
CMBX.NA.A.7	JPM	USD	30,000	(2.00%)	01/17/47	—	(56)	1,274	1,330
CMBX.NA.A.7	JPM	USD	35,000	(2.00%)	01/17/47	481	—	1,486	1,005
CMBX.NA.AA.2	GSC	USD	445,044	(0.15%)	03/15/49	135,596	—	184,124	48,528
CMBX.NA.AA.7	CSI	USD	2,935,000	(1.50%)	01/17/47	—	(14,686)	67,144	81,830
CMBX.NA.AA.7	CSI	USD	1,185,000	(1.50%)	01/17/47	—	(10,393)	27,098	37,491
CMBX.NA.AA.7	MSC	USD	760,000	(1.50%)	01/17/47	—	(8,650)	17,379	26,029
CMBX.NA.AA.7	MSC	USD	805,000	(1.50%)	01/17/47	—	(6,700)	18,408	25,108
CMBX.NA.AA.7	CSI	USD	700,000	(1.50%)	01/17/47	—	(7,433)	16,007	23,440
CMBX.NA.AA.7	CSI	USD	1,170,000	(1.50%)	01/17/47	4,441	—	26,755	22,314
CMBX.NA.AA.7	CSI	USD	1,185,000	(1.50%)	01/17/47	5,311	—	27,097	21,786
CMBX.NA.AA.7	CSI	USD	1,185,000	(1.50%)	01/17/47	6,183	—	27,098	20,915
CMBX.NA.AA.7	BOA	USD	350,000	(1.50%)	01/17/47	—	(3,716)	8,004	11,720
CMBX.NA.AA.7	CSI	USD	180,000	(1.50%)	01/17/47	—	(1,066)	4,116	5,182
CMBX.NA.AA.7	CSI	USD	220,000	(1.50%)	01/17/47	—	(51)	5,031	5,082
CMBX.NA.AA.7	CSI	USD	230,000	(1.50%)	01/17/47	3,314	—	5,259	1,945
CMBX.NA.AA.7	MSC	USD	850,000	(1.50%)	01/17/47	58,671	—	19,437	(39,234)
CMBX.NA.AA.8	BCLY	USD	925,000	(1.50%)	10/17/57	68,302	—	39,236	(29,066)
CMBX.NA.AAA.8	MSC	USD	1,165,000	(0.50%)	10/17/57	30,610	—	34,098	3,488
CMBX.NA.AAA.8	MSC	USD	500,000	(0.50%)	10/17/57	13,334	—	14,635	1,301
CMBX.NA.AAA.9	MSC	USD	495,000	(0.50%)	09/17/58	19,648	—	21,375	1,727
CMBX.NA.AJ.2	GSC	USD	1,716,429	(1.09%)	03/15/49	122,887	—	262,407	139,520
CMBX.NA.AJ.2	DEUT	USD	1,124,557	(1.09%)	03/15/49	96,808	—	171,922	75,114
CMBX.NA.AJ.2	CSI	USD	994,909	(1.09%)	03/15/49	78,020	—	152,101	74,081
CMBX.NA.AJ.2	GSC	USD	456,587	(1.09%)	03/15/49	32,689	—	69,803	37,114
CMBX.NA.AJ.2	CBK	USD	467,861	(1.09%)	03/15/49	38,809	—	71,527	32,718
CMBX.NA.AJ.2	DEUT	USD	90,190	(1.09%)	03/15/49	6,640	—	13,788	7,148
CMBX.NA.AJ.2	JPM	USD	36,640	(1.09%)	03/15/49	2,965	—	5,601	2,636
CMBX.NA.AJ.2	DEUT	USD	36,640	(1.09%)	03/15/49	3,101	—	5,601	2,500
CMBX.NA.AJ.3	GSC	USD	1,234,157	(1.47%)	12/13/49	264,481	—	365,010	100,529
CMBX.NA.AJ.4	MSC	USD	4,055,929	(0.96%)	02/17/51	723,150	—	1,108,442	385,292

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

CMBX.NA.AJ.4	CSI	USD	1,406,253	(0.96%)	02/17/51	251,094	—	$384,314	133,220
CMBX.NA.AJ.4	MSC	USD	1,238,489	(0.96%)	02/17/51	207,030	—	338,466	131,436
CMBX.NA.AJ.4	GSC	USD	1,055,923	(0.96%)	02/17/51	172,557	—	288,572	116,015
CMBX.NA.AJ.4	DEUT	USD	1,273,029	(0.96%)	02/17/51	236,383	—	347,905	111,522
CMBX.NA.AJ.4	CBK	USD	944,410	(0.96%)	02/17/51	170,284	—	258,097	87,813
CMBX.NA.AJ.4	MSC	USD	368,093	(0.96%)	02/17/51	70,862	—	100,596	29,734
CMBX.NA.AJ.4	MSC	USD	1,850,332	(0.96%)	02/17/51	723,337	—	505,676	(217,661)
CMBX.NA.AM.4	CBK	USD	520,000	(0.50%)	02/17/51	11,539	—	14,358	2,819
CMBX.NA.AM.4	CSI	USD	40,000	(0.50%)	02/17/51	1,089	—	1,105	16
CMBX.NA.AM.4	JPM	USD	40,000	(0.50%)	02/17/51	1,854	—	1,104	(750)
CMBX.NA.AM.4	JPM	USD	100,000	(0.50%)	02/17/51	4,034	—	2,761	(1,273)
CMBX.NA.AM.4	JPM	USD	60,000	(0.50%)	02/17/51	4,634	—	1,657	(2,977)
CMBX.NA.AM.4	MSC	USD	105,000	(0.50%)	02/17/51	10,579	—	2,899	(7,680)
CMBX.NA.AM.4	MSC	USD	1,105,000	(0.50%)	02/17/51	247,644	—	30,510	(217,134)
CMBX.NA.AS.6	CSI	USD	1,330,000	(1.00%)	05/11/63	—	(2,581)	7,994	10,575
CMBX.NA.AS.6	CSI	USD	245,000	(1.00%)	05/11/63	1,020	—	1,472	452
CMBX.NA.AS.6	CSI	USD	100,000	(1.00%)	05/11/63	801	—	601	(200)
CMBX.NA.AS.6	CSI	USD	105,000	(1.00%)	05/11/63	1,604	—	632	(972)
CMBX.NA.AS.6	CSI	USD	3,165,000	(1.00%)	05/11/63	40,646	—	19,023	(21,623)
CMBX.NA.AS.7	CSI	USD	660,000	(1.00%)	01/17/47	3,391	—	9,091	5,700
CMBX.NA.AS.7	CSI	USD	120,000	(1.00%)	01/17/47	936	—	1,652	716
CMBX.NA.AS.7	CSI	USD	50,000	(1.00%)	01/17/47	771	—	689	(82)
CMBX.NA.AS.7	CSI	USD	50,000	(1.00%)	01/17/47	1,112	—	688	(424)
CMBX.NA.AS.7	CSI	USD	780,000	(1.00%)	01/17/47	12,999	—	10,744	(2,255)
CMBX.NA.AS.7	CBK	USD	1,445,000	(1.00%)	01/17/47	32,246	—	19,903	(12,343)
CMBX.NA.AS.7	CSI	USD	1,560,000	(1.00%)	01/17/47	34,958	—	21,487	(13,471)
CMBX.NA.AS.7	GSC	USD	1,710,000	(1.00%)	01/17/47	49,307	—	22,224	(27,083)
CMBX.NA.AS.8	DEUT	USD	730,000	(1.00%)	10/17/57	54,329	—	24,111	(30,218)
CMBX.NA.BBB.6	GSC	USD	705,000	(3.00%)	05/11/63	45,071	—	34,008	(11,063)
CMBX.NA.BBB.7	DEUT	USD	590,000	(3.00%)	01/17/47	43,959	—	40,752	(3,207)
CMBX.NA.BBB.7	CSI	USD	590,000	(3.00%)	01/17/47	45,731	—	40,751	(4,980)
CMBX.NA.BBB.7	GSC	USD	460,000	(3.00%)	01/17/47	42,332	—	30,699	(11,633)
CMBX.NA.BBB.7	CSI	USD	1,160,000	(3.00%)	01/17/47	95,173	—	80,121	(15,052)
CMBX.NA.BBB.7	CSI	USD	725,000	(3.00%)	01/17/47	66,344	—	50,075	(16,269)
CMBX.NA.BBB.7	DEUT	USD	600,000	(3.00%)	01/17/47	58,331	—	41,442	(16,889)
CMBX.NA.BBB.7	MSC	USD	520,000	(3.00%)	01/17/47	52,004	—	34,703	(17,301)
CMBX.NA.BBB.7	GSC	USD	925,000	(3.00%)	01/17/47	90,087	—	63,890	(26,197)
CMBX.NA.BBB.7	DEUT	USD	625,000	(3.00%)	01/17/47	79,267	—	43,169	(36,098)
CMBX.NA.BBB.7	GSC	USD	1,635,000	(3.00%)	01/17/47	155,568	—	112,929	(42,639)
CMBX.NA.BBB.7	GSC	USD	595,000	(3.00%)	01/17/47	84,645	—	41,097	(43,548)
CMBX.NA.BBB.7	MSC	USD	885,000	(3.00%)	01/17/47	109,290	—	61,127	(48,163)
CMBX.NA.BBB.7	MSC	USD	2,935,000	(3.00%)	01/17/47	267,274	—	195,872	(71,402)

Total						$13,497,959	$(87,929)	$13,077,286	$(332,744)

Sell protection:
CMBX.NA.A.6	GSC	USD	1,210,000	2.00%	05/11/63	$15,795	$—	$(33,101)	$(48,896)
CMBX.NA.AAA.6	JPM	USD	20,168,516	0.50%	05/11/63	—	(829,543)	(196,229)	633,314
CMBX.NA.AAA.6	CSI	USD	7,484,820	0.50%	05/11/63	—	(334,269)	(72,824)	261,445
CMBX.NA.AAA.6	JPM	USD	5,464,869	0.50%	05/11/63	—	(173,397)	(53,170)	120,227
CMBX.NA.AAA.6	UBS	USD	4,449,893	0.50%	05/11/63	—	(143,809)	(43,295)	100,514
CMBX.NA.AAA.6	MLI	USD	3,919,906	0.50%	05/11/63	—	(129,109)	(38,139)	90,970
CMBX.NA.AAA.6	MLI	USD	3,824,908	0.50%	05/11/63	—	(127,585)	(37,214)	90,371
CMBX.NA.AAA.6	MLI	USD	4,010,904	0.50%	05/11/63	—	(129,112)	(39,025)	90,087
CMBX.NA.AAA.6	MLI	USD	4,599,890	0.50%	05/11/63	—	(106,361)	(44,755)	61,606
CMBX.NA.AAA.6	UBS	USD	3,294,921	0.50%	05/11/63	—	(87,783)	(32,058)	55,725
CMBX.NA.AAA.6	MLI	USD	1,914,954	0.50%	05/11/63	—	(65,555)	(18,632)	46,923
CMBX.NA.AAA.6	CSI	USD	2,199,947	0.50%	05/11/63	—	(52,219)	(21,404)	30,815
CMBX.NA.AAA.6	CSI	USD	2,199,947	0.50%	05/11/63	—	(52,155)	(21,404)	30,751
CMBX.NA.AAA.6	CSI	USD	1,114,973	0.50%	05/11/63	—	(41,146)	(10,848)	30,298
CMBX.NA.AAA.6	MSC	USD	2,104,950	0.50%	05/11/63	—	(49,348)	(20,480)	28,868
CMBX.NA.AAA.6	GSC	USD	1,229,971	0.50%	05/11/63	—	(39,569)	(11,967)	27,602
CMBX.NA.AAA.6	DEUT	USD	1,049,975	0.50%	05/11/63	—	(35,659)	(10,216)	25,443
CMBX.NA.AAA.6	GSC	USD	11,599,722	0.50%	05/11/63	—	(135,314)	(112,860)	22,454
CMBX.NA.AAA.6	MSC	USD	894,979	0.50%	05/11/63	—	(30,395)	(8,708)	21,687
CMBX.NA.AAA.6	MLI	USD	1,433,966	0.50%	05/11/63	—	(33,996)	(13,952)	20,044
CMBX.NA.AAA.6	MSC	USD	664,984	0.50%	05/11/63	—	(22,291)	(6,470)	15,821

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

CMBX.NA.AAA.6	GSC	USD	549,987	0.50%	05/11/63	—	(18,667)	$(5,351)	13,316
CMBX.NA.AAA.6	MSC	USD	889,979	0.50%	05/11/63	—	(21,099)	(8,659)	12,440
CMBX.NA.AAA.6	GSC	USD	409,990	0.50%	05/11/63	—	(13,624)	(3,989)	9,635
CMBX.NA.AAA.6	MSC	USD	1,304,969	0.50%	05/11/63	—	(10,874)	(12,697)	(1,823)
CMBX.NA.AAA.6	MSC	USD	2,609,937	0.50%	05/11/63	—	(20,986)	(25,394)	(4,408)
CMBX.NA.BB.6	CSI	USD	3,615,000	5.00%	05/11/63	—	(422,368)	(374,237)	48,131
CMBX.NA.BB.6	CSI	USD	1,237,000	5.00%	05/11/63	20,475	—	(128,058)	(148,533)
CMBX.NA.BB.8	GSC	USD	1,775,000	5.00%	10/17/57	—	(598,305)	(391,897)	206,408
CMBX.NA.BB.8	MSC	USD	1,775,000	5.00%	10/17/57	—	(546,265)	(391,897)	154,368
CMBX.NA.BB.8	GSC	USD	1,775,000	5.00%	10/17/57	—	(534,096)	(391,897)	142,199
CMBX.NA.BB.8	CSI	USD	115,000	5.00%	10/17/57	—	(8,131)	(25,390)	(17,259)
CMBX.NA.BB.8	CSI	USD	600,000	5.00%	10/17/57	—	(106,391)	(132,472)	(26,081)
CMBX.NA.BB.8	GSC	USD	465,000	5.00%	10/17/57	—	(75,485)	(102,666)	(27,181)
CMBX.NA.BB.8	GSC	USD	600,000	5.00%	10/17/57	—	(96,459)	(132,473)	(36,014)
CMBX.NA.BB.8	MLI	USD	400,000	5.00%	10/17/57	—	(48,461)	(88,315)	(39,854)
CMBX.NA.BB.8	CSI	USD	425,000	5.00%	10/17/57	—	(50,269)	(93,834)	(43,565)
CMBX.NA.BB.8	CSI	USD	565,000	5.00%	10/17/57	—	(68,451)	(124,745)	(56,294)
CMBX.NA.BB.8	JPM	USD	460,000	5.00%	10/17/57	—	(33,644)	(101,562)	(67,918)
CMBX.NA.BB.8	MLI	USD	885,000	5.00%	10/17/57	—	(113,550)	(195,397)	(81,847)
CMBX.NA.BB.8	GSC	USD	885,000	5.00%	10/17/57	—	(104,520)	(195,397)	(90,877)
CMBX.NA.BB.8	BCLY	USD	885,000	5.00%	10/17/57	—	(102,155)	(195,397)	(93,242)
CMBX.NA.BB.8	BCLY	USD	925,000	5.00%	10/17/57	—	(109,894)	(204,228)	(94,334)
CMBX.NA.BB.8	CSI	USD	925,000	5.00%	10/17/57	—	(108,272)	(204,228)	(95,956)
CMBX.NA.BB.8	MSC	USD	925,000	5.00%	10/17/57	—	(106,658)	(204,228)	(97,570)
CMBX.NA.BB.8	MLI	USD	905,000	5.00%	10/17/57	—	(83,196)	(199,813)	(116,617)
CMBX.NA.BB.8	CSI	USD	1,175,000	5.00%	10/17/57	—	(139,569)	(259,425)	(119,856)
CMBX.NA.BB.8	CSI	USD	925,000	5.00%	10/17/57	—	(77,182)	(204,228)	(127,046)
CMBX.NA.BB.8	BOA	USD	1,100,000	5.00%	10/17/57	—	(77,152)	(242,866)	(165,714)
CMBX.NA.BB.8	CSI	USD	1,850,000	5.00%	10/17/57	—	(221,905)	(408,457)	(186,552)
CMBX.NA.BB.8	BCLY	USD	1,120,000	5.00%	10/17/57	—	(59,391)	(247,282)	(187,891)
CMBX.NA.BB.8	BCLY	USD	1,255,000	5.00%	10/17/57	—	(75,972)	(277,088)	(201,116)
CMBX.NA.BB.8	BCLY	USD	2,025,000	5.00%	10/17/57	—	(227,714)	(447,094)	(219,380)
CMBX.NA.BB.9	GSC	USD	885,000	5.00%	09/17/58	—	(247,518)	(217,355)	30,163
CMBX.NA.BB.9	MLI	USD	440,000	5.00%	09/17/58	—	(124,325)	(108,064)	16,261
CMBX.NA.BB.9	GSC	USD	440,000	5.00%	09/17/58	—	(123,060)	(108,064)	14,996
CMBX.NA.BB.9	GSC	USD	440,000	5.00%	09/17/58	—	(121,998)	(108,064)	13,934
CMBX.NA.BB.9	JPM	USD	470,000	5.00%	09/17/58	—	(129,228)	(115,431)	13,797
CMBX.NA.BB.9	MLI	USD	435,000	5.00%	09/17/58	—	(119,605)	(106,836)	12,769
CMBX.NA.BBB.8	GSC	USD	1,870,000	3.00%	10/17/57	—	(275,703)	(279,061)	(3,358)
PrimeX.ARM.2	MSC	USD	1,641,275	4.58%	12/25/37	—	(120,449)	68,927	189,376
PrimeX.ARM.2	JPM	USD	137,263	4.58%	12/25/37	4,131	—	5,765	1,634
PrimeX.ARM.2	JPM	USD	57,847	4.58%	12/25/37	1,652	—	2,429	777
PrimeX.ARM.2	JPM	USD	55,886	4.58%	12/25/37	1,615	—	2,347	732
PrimeX.ARM.2	MSC	USD	81,377	4.58%	12/25/37	2,719	—	3,418	699
PrimeX.ARM.2	JPM	USD	44,120	4.58%	12/25/37	1,160	—	1,853	693

Total						$47,547	$(8,161,206)	$(7,825,548)	$288,111

Total traded indices						$13,545,506	$(8,249,135)	$5,251,738	$(44,633)

Credit default swaps on single-name issues:
Buy protection:
Brazilian Government International Bond	GSC	USD	1,635,000	(1.00%)/2.85%	06/20/21	$179,601	$—	$135,175	$(44,426)
Colombian Government International Bond	GSC	USD	1,240,000	(1.00%)/1.94%	06/20/21	74,513	—	52,351	(22,162)
United Mexican States	GSC	USD	1,635,000	(1.00%)/0.66%	06/20/18	—	(6,144)	(12,475)	(6,331)
United Mexican States	BCLY	USD	2,320,000	(1.00%)/0.66%	06/20/18	—	(7,407)	(17,702)	(10,295)

Total						$254,114	$(13,551)	$157,349	$(83,214)

Credit default swaps on single-name issues:
Sell protection:
Brazilian Government International Bond	GSC	USD	2,835,000	1.00%/2.85%	06/20/21	$—	$(264,273)	$(234,386)	$29,887
Russian Government International Bond	CBK	USD	2,735,000	1.00%/1.94%	06/20/21	—	(190,282)	(92,855)	97,427

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total	$—	$(454,555)	$(327,241)	$127,314

Total single-name issues	$254,114	$(468,106)	$(169,892)	$44,100

Total OTC contracts	$13,799,620	$(8,717,241)	$5,081,846	$(533)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.25	USD	2,697,750	(5.00%)	12/20/20	$(92,662)	$(139,320)	$(46,658)
CDX.NA.HY.26	USD	31,100,000	(5.00%)	06/20/21	(523,539)	(1,439,836)	(916,297)
CDX.NA.HY.26	USD	69,188,000	(5.00%)	06/20/21	(1,843,475)	(3,203,199)	(1,359,724)
CDX.NA.IG.26	USD	16,866,000	(1.00%)	06/20/21	235,854	229,007	(6,847)
ITRAXX.EUR.25	EUR	21,643,000	(1.00%)	06/20/21	(162,291)	(401,531)	(239,240)
ITRAXX.XOV.25	EUR	5,803,000	(5.00%)	06/20/21	(358,839)	(542,547)	(183,708)

Total					$(2,744,952)	$(5,497,426)	$(2,752,474)

Total					$(2,744,952)	$(5,497,426)	$(2,752,474)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2016

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BOA	1.81% Fixed	CPURNSA	USD	29,435,000	09/22/25	$—	$—	$(676,594)	$(676,594)
BOA	1.82% Fixed	CPURNSA	USD	22,955,000	09/22/25	—	—	(539,665)	(539,665)

Total						$—	$—	$(1,216,259)	$(1,216,259)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2016

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	1.63% Fixed	USD	34,144,000	06/15/26	$—	$—	$(982,666)	$(982,666)

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
BRL	Buy	08/02/16	GSC	$1,802,120	$ 1,807,651	$5,531
BRL	Buy	08/02/16	CIB	1,810,744	1,807,651	(3,093)

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

BRL	Buy	08/17/16	GSC	1,946,424	$1,951,291	4,867
BRL	Sell	08/02/16	GSC	1,810,744	1,807,651	3,093
BRL	Sell	08/02/16	CIB	1,734,797	1,807,651	(72,854)
BRL	Sell	08/17/16	BNP	2,315,713	2,450,993	(135,280)
BRL	Sell	08/17/16	MSC	9,105,732	10,528,999	(1,423,267)
COP	Sell	09/21/16	SSG	1,364,669	1,300,223	64,446
EUR	Buy	03/15/17	CBK	1,320,900	1,343,805	22,905
EUR	Buy	03/15/17	BOA	606,985	598,501	(8,484)
EUR	Buy	03/15/17	BOA	796,404	784,827	(11,577)
EUR	Buy	03/15/17	UBS	934,495	920,337	(14,158)
EUR	Sell	08/31/16	CBK	355,116	358,183	(3,067)
EUR	Sell	08/31/16	SSG	15,562,800	15,836,146	(273,346)
EUR	Sell	09/21/16	UBS	1,988,285	1,960,794	27,491
EUR	Sell	03/15/17	BOA	3,472,479	3,647,471	(174,992)
GBP	Sell	08/31/16	CBK	2,833,573	2,866,654	(33,081)
IDR	Buy	09/21/16	GSC	5,409,450	5,549,404	139,954
IDR	Sell	09/21/16	SCB	1,343,929	1,387,351	(43,422)
IDR	Sell	09/21/16	DEUT	1,341,960	1,387,351	(45,391)
IDR	Sell	09/21/16	HSBC	2,698,748	2,774,702	(75,954)
JPY	Sell	01/11/17	CBK	19,995,170	20,424,990	(429,820)
THB	Buy	09/21/16	BCLY	3,307,430	3,344,805	37,375
THB	Sell	09/21/16	BOA	3,327,559	3,360,867	(33,308)
THB	Sell	09/21/16	CBK	4,880,928	4,947,284	(66,356)
TRY	Buy	09/21/16	GSC	3,775,763	3,666,481	(109,282)
TRY	Sell	09/21/16	BOA	3,700,651	3,666,481	34,170
UYU	Buy	09/28/16	HSBC	816,194	809,974	(6,220)
UYU	Sell	09/28/16	HSBC	2,364,743	2,477,965	(113,222)
ZAR	Sell	09/21/16	JPM	3,381,706	3,503,936	(122,230)

Total						$(2,858,572)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$574,307,238	$—	$574,307,238	$—
Corporate Bonds	690,227,412	—	690,227,412	—
Foreign Government Obligations	64,948,497	—	64,948,497	—
Municipal Bonds	22,724,982	—	22,724,982	—
Senior Floating Rate Interests	107,864,344	—	107,864,344	—
U.S. Government Agencies	1,020,645,504	—	1,020,645,504	—
U.S. Government Securities	204,033,930	—	204,033,930	—
Preferred Stocks	937,458	937,458	—	—
Short-Term Investments	100,476,071	100,476,071	—	—
Purchased Options	399,813	—	399,813	—
Foreign Currency Contracts(2)	339,832	—	339,832	—
Futures Contracts(2)	6,400,352	6,400,352	—	—
Swaps - Credit Default(2)	4,793,823	—	4,793,823	—

Total	$2,798,099,256	$107,813,881	$2,690,285,375	$—

Liabilities
Foreign Currency Contracts(2)	$(3,198,404)	$—	$(3,198,404)	$—
Futures Contracts(2)	(5,699,116)	(5,699,116)	—	—
Swaps - Credit Default(2)	(7,546,830)	—	(7,546,830)	—
Swaps - Interest Rate(2)	(2,198,925)	—	(2,198,925)	—
TBA Sale Commitments	(91,603,420)	—	(91,603,420)	—

Total	$(110,246,695)	$(5,699,116)	$(104,547,579)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Asset & Commercial Mortgage Backed Securities	Total

Beginning balance	$2,775,058	$2,775,058
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	(2,775,058)	(2,775,058)

Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $0.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed(transfer out of Level 3).

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 35.5%
	Asset-Backed - Finance & Insurance - 15.7%
	Apidos CLO
$ 415,000	2.11%, 07/18/2027(1)(2)	$ 414,585
390,000	2.23%, 01/16/2027(1)(2)	390,857
	Atlas Senior Loan Fund Ltd.
335,000	2.18%, 07/16/2026(1)(2)	333,935
395,000	2.22%, 10/15/2026(1)(2)	394,682
	Avery Point VI CLO Ltd.
270,000	2.08%, 08/05/2027(1)(2)	269,595
	Babson CLO Ltd.
425,000	2.13%, 04/20/2027(1)(2)	424,694
	Carlyle Global Market Strategies Ltd.
270,000	2.20%, 04/27/2027(1)(2)	269,375
	Cent CLO Ltd.
500,000	1.89%, 08/01/2024(1)(2)	499,169
275,000	2.17%, 04/17/2026(1)(2)	273,947
	CIFC Funding Ltd.
395,000	2.14%, 05/24/2026(1)(2)	393,516
	Dryden Senior Loan Fund
300,000	1.92%, 11/15/2023(1)(2)	299,666
275,000	2.98%, 11/09/2025(1)(2)	274,547
	Equity One Mortgage Pass-Through Trust
20,561	5.46%, 12/25/2033(2)	10,799
	Galaxy CLO Ltd.
400,000	1.93%, 04/15/2025(1)(2)	396,250
315,000	2.27%, 01/24/2027(1)(2)	314,881
250,000	2.78%, 07/15/2026(1)(2)	249,411
	Green Tree Agency Advance Funding Trust I
205,000	3.10%, 10/15/2048(1)	205,078
	GSAMP Trust
156,360	0.58%, 01/25/2037(2)	95,180
	HSI Asset Securitization Corp. Trust
45,000	0.76%, 02/25/2036(2)	39,792
	Long Beach Asset Holdings Corp.
45,120	5.78%, 04/25/2046(1)(3)(4)	—
	Madison Park Funding Ltd.
250,000	2.00%, 10/23/2025(1)(2)	248,180
250,000	2.85%, 07/20/2026(1)(2)	249,423
325,000	3.13%, 01/27/2026(1)(2)	324,995
	Magnetite CLO Ltd.
480,000	2.14%, 07/25/2026(1)(2)	480,105
500,000	5.18%, 01/15/2025(1)(2)	497,706
	Nationstar HECM Loan Trust
104,904	2.98%, 02/25/2026(1)	104,866
	Neuberger Berman CLO Ltd.
400,000	2.11%, 08/04/2025(1)(2)	399,400
	Oaktree EIF II Ltd.
275,000	2.18%, 02/15/2026(1)(2)	275,077
	OCP CLO Ltd.
375,000	2.21%, 04/17/2027(1)(2)	374,581
	Ocwen Master Advance Receivables Trust
488,000	3.03%, 09/17/2046(1)	487,756
465,000	3.52%, 09/17/2046(1)	464,822
	OHA Credit Partners VII Ltd.
200,000	2.06%, 11/20/2023(1)(2)	200,386
	OHA Credit Partners VIII Ltd.
288,000	1.82%, 04/20/2025(1)(2)	284,104
	OHA Loan Funding Ltd.
345,000	2.13%, 02/15/2027(1)(2)	345,960
	OneMain Financial Issuance Trust
420,000	4.10%, 03/20/2028(1)	432,466
	OZLM Funding Ltd.
360,000	2.09%, 04/30/2027(1)(2)	358,430

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Race Point CLO Ltd.
$ 325,000	2.19%, 04/15/2027(1)(2)	$323,248
	Securitized Asset Backed Receivables LLC
261,896	0.58%, 07/25/2036(2)	125,309
	SoFi Consumer Loan Program LLC
180,000	3.09%, 10/27/2025(1)(5)	179,972
	Sound Point CLO Ltd.
250,000	2.07%, 01/21/2026(1)(2)	248,734
270,000	2.21%, 04/15/2027(1)(2)	269,813
250,000	5.23%, 07/15/2025(1)(2)	226,041
	SpringCastle America Funding LLC
184,813	2.70%, 05/25/2023(1)	185,331
	Symphony CLO Ltd.
395,000	2.13%, 10/17/2026(1)(2)	394,824
	Venture CLO Ltd.
270,000	2.17%, 07/15/2027(1)(2)	269,369
	Voya CLO Ltd.
255,000	2.16%, 04/18/2027(1)(2)	254,111
350,000	3.07%, 10/14/2026(1)(2)	349,335

		13,904,303

	Asset-Backed - Home Equity - 3.0%
	Asset Backed Funding Certificates
63,274	0.71%, 01/25/2037(2)	38,410
	GSAA Home Equity Trust
125,435	0.56%, 12/25/2046(2)	65,620
421,975	0.57%, 02/25/2037(2)	222,712
137,447	0.59%, 03/25/2037(2)	70,625
30,915	0.66%, 03/25/2047(2)	15,013
293,925	0.67%, 11/25/2036(2)	148,485
159,681	0.73%, 11/25/2036(2)	91,037
28,574	0.79%, 03/25/2036(2)	18,948
138,326	0.81%, 04/25/2047(2)	91,401
61,505	5.88%, 09/25/2036	33,705
359,737	5.99%, 06/25/2036(2)	184,949
	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust
26,739	0.64%, 06/25/2036(2)	23,666
	Morgan Stanley Mortgage Loan Trust
478,243	0.66%, 11/25/2036(2)	206,847
	Nationstar NIM Ltd.
22,008	9.79%, 03/25/2037(1)(3)(4)	—
	NRZ Advance Receivables Trust
905,000	3.30%, 08/17/2048(1)	909,981
	Renaissance Home Equity Loan Trust
23,674	6.12%, 11/25/2036	14,424
	Soundview Home Loan Trust
685,063	0.73%, 07/25/2036(2)	430,503
160,000	0.74%, 11/25/2036(2)	108,973

		2,675,299

	Commercial Mortgage - Backed Securities - 4.3%
	Banc of America Commercial Mortgage Trust
235,000	3.12%, 09/15/2048(1)(2)	129,948
	Bear Stearns Commercial Mortgage Securities, Inc.
100,000	5.14%, 10/12/2042(2)	99,065
	Citigroup Commercial Mortgage Trust
40,000	4.40%, 03/10/2047(1)(2)	25,673
30,000	4.90%, 03/10/2047(1)(2)	25,417
	Cobalt CMBS Commercial Mortgage Trust
40,000	5.25%, 08/15/2048	40,099
	Commercial Mortgage Pass-Through Certificates
100,000	4.75%, 10/15/2045(1)(2)	61,719
	Commercial Mortgage Trust
515,004	1.97%, 07/10/2046(1)(2)(6)	32,955
15,000	3.96%, 03/10/2047	16,711
65,000	4.57%, 10/15/2045(1)(2)	44,280
	Credit Suisse First Boston Mortgage Securities Corp.

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 1,254	4.77%, 07/15/2037	$1,253
119,999	4.88%, 04/15/2037	109,045
	GS Mortgage Securities Corp. II
395,000	4.85%, 11/10/2045(1)(2)	372,033
	GS Mortgage Securities Trust
4,718,250	0.26%, 07/10/2046(2)(6)	33,654
416,045	1.41%, 08/10/2044(1)(2)(6)	22,028
90,000	3.58%, 06/10/2047(1)	53,370
100,166	3.67%, 04/10/2047(1)	52,213
175,000	4.87%, 04/10/2047(1)(2)	136,294
	Hilton USA Trust
90,671	3.22%, 11/05/2030(1)(2)	90,908
285,615	4.22%, 11/05/2030(1)(2)	286,012
	JP Morgan Chase Commercial Mortgage Securities Corp.
110,923	4.42%, 12/15/2047(1)(2)	89,597
	JP Morgan Chase Commercial Mortgage Securities Trust
190,000	2.73%, 10/15/2045(1)(2)	105,735
100,000	4.66%, 10/15/2045(1)(2)	96,173
765,000	5.32%, 08/15/2046(1)(2)	793,468
	JPMBB Commercial Mortgage Securities Trust
1,758,830	0.87%, 09/15/2047(2)(6)	68,915
	Morgan Stanley Bank of America Merrill Lynch Trust
105,000	4.50%, 08/15/2045(1)	75,791
	Morgan Stanley Capital I Trust
100,000	5.15%, 07/15/2049(1)(2)	78,857
50,000	5.33%, 10/12/2052(1)(2)	46,527
	UBS-Barclays Commercial Mortgage Trust
65,000	4.09%, 03/10/2046(1)(2)	45,510
	VNDO Mortgage Trust
160,000	3.95%, 12/13/2029(1)(2)	166,628
	Wells Fargo Commercial Mortgage Trust
15,000	4.10%, 05/15/2048(2)	12,297
	WF-RBS Commercial Mortgage Trust
235,599	3.02%, 11/15/2047(1)	117,434
375,000	4.80%, 11/15/2045(1)(2)	305,763
45,000	5.00%, 06/15/2044(1)(2)	39,210
55,215	5.00%, 04/15/2045(1)(2)	32,515
65,000	5.57%, 04/15/2045(1)(2)	67,268

		3,774,365

	Other ABS - 0.2%
	SPS Servicer Advance Receivables Trust
205,000	2.92%, 07/15/2047(1)	205,497

	Whole Loan Collateral CMO - 12.2%
	Adjustable Rate Mortgage Trust
26,619	0.75%, 01/25/2036(2)	22,130
68,071	0.76%, 11/25/2035(2)	62,798
117,033	0.99%, 01/25/2036(2)	100,391
	Alternative Loan Trust
115,898	0.81%, 11/25/2035(2)	91,591
521,222	0.89%, 10/25/2036(2)	322,306
243,278	5.50%, 12/25/2035	204,307
317,638	5.75%, 05/25/2036	243,016
270,616	6.00%, 05/25/2036	207,085
	American Home Mortgage Assets Trust
78,353	0.61%, 03/25/2047(2)	57,011
164,638	1.40%, 10/25/2046(2)	115,291
	Banc of America Funding Trust
22,789	0.68%, 10/20/2036(2)	18,301
40,397	5.85%, 01/25/2037	34,514
	Banc of America Mortgage Trust
79,841	2.87%, 09/25/2035(2)	73,164
	BCAP LLC Trust
152,387	0.66%, 01/25/2037(2)	121,929
190,622	0.67%, 03/25/2037(2)	177,028
	Bear Stearns Alt-A Trust

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 321,700	0.81%, 08/25/2036(2)	$242,002
166,740	0.99%, 01/25/2036(2)	134,485
	Bear Stearns Mortgage Funding Trust
111,289	0.67%, 10/25/2036(2)	86,362
	Chase Mortgage Finance Trust
350,000	5.50%, 11/25/2035	333,398
	CHL Mortgage Pass-Through Trust
66,554	1.17%, 03/25/2035(2)	52,202
39,557	2.78%, 03/20/2036(2)	32,072
	Connecticut Avenue Securities
145,000	1.94%, 01/25/2029(2)	145,391
	Countrywide Home Loans, Inc.
240,278	2.79%, 09/25/2047(2)	212,171
	Deutsche Alt-A Securities Mortgage Loan Trust
78,617	0.64%, 03/25/2037(2)	56,947
	DSLA Mortgage Loan Trust
412,465	1.36%, 03/19/2046(2)	333,099
	First Horizon Mortgage Pass-Through Trust
190,279	2.96%, 08/25/2037(2)	151,636
	GMAC Mortgage Corp. Loan Trust
80,977	3.19%, 09/19/2035(2)	74,248
23,403	3.37%, 04/19/2036(2)	20,016
	GSR Mortgage Loan Trust
150,470	0.79%, 01/25/2037(2)	94,633
323,390	2.98%, 04/25/2035(2)	307,654
84,016	3.15%, 10/25/2035(2)	73,016
	HarborView Mortgage Loan Trust
196,228	0.67%, 01/19/2038(2)	163,864
727,679	0.72%, 12/19/2036(2)	539,970
166,343	0.81%, 09/19/2035(2)	133,603
11,047	1.18%, 01/19/2035(2)	7,333
25,360	1.49%, 10/25/2037(2)	22,150
292,164	3.08%, 01/19/2035(2)	268,539
	IndyMac Index Mortgage Loan Trust
45,264	0.68%, 04/25/2037(2)	32,865
110,941	0.77%, 07/25/2035(2)	89,972
172,660	0.78%, 01/25/2036(2)	109,393
283,646	0.89%, 07/25/2046(2)	168,783
	JP Morgan Mortgage Trust
115,667	2.58%, 11/25/2035(2)	107,387
86,448	2.77%, 09/25/2035(2)	82,371
108,118	2.90%, 04/25/2037(2)	95,354
404,466	2.97%, 05/25/2036(2)	362,810
	Lehman XS Trust
95,379	0.70%, 07/25/2046(2)	75,826
	LSTAR Securities Investment Trust
212,822	2.47%, 01/01/2020(1)(2)	210,427
509,391	2.47%, 04/01/2020(1)(2)	501,750
434,465	2.47%, 10/01/2020(1)(2)	429,985
	Luminent Mortgage Trust
62,110	0.69%, 10/25/2046(2)	52,883
	Merrill Lynch Mortgage Investors Trust
77,130	2.98%, 07/25/2035(2)	60,823
	Morgan Stanley Mortgage Loan Trust
76,370	3.02%, 05/25/2036(2)	54,296
	New Residential Mortgage Loan Trust
260,815	3.75%, 11/25/2035(1)(2)	268,882
	Nomura Asset Acceptance Corp. Alternative Loan Trust
488,369	4.20%, 06/25/2036(2)	366,267
	RBSGC Mortgage Pass-Through Certificates
93,552	6.25%, 01/25/2037	85,034
	Residential Accredit Loans, Inc.
48,326	1.26%, 09/25/2046(2)	34,001
352,338	1.73%, 11/25/2037(2)	237,912
48,903	6.00%, 12/25/2035	42,327

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Residential Asset Securitization Trust
$ 67,311	0.94%, 03/25/2035(2)	$52,978
	Residential Funding Mortgage Securities, Inc.
281,037	3.22%, 08/25/2035(2)	209,939
10,117	3.46%, 04/25/2037(2)	8,585
	Sequoia Mortgage Trust
79,574	3.01%, 07/20/2037(2)	63,692
	Structured Adjustable Rate Mortgage Loan Trust
480,763	2.93%, 02/25/2036(2)	382,695
	Structured Asset Mortgage Investments II Trust
384,403	0.72%, 02/25/2036(2)	308,185
	Towd Point Mortgage Trust
240,000	2.25%, 08/25/2055(1)(2)	239,655
193,294	2.75%, 08/25/2055(1)(2)	196,055
	WaMu Mortgage Pass-Through Certificates Trust
52,609	0.91%, 06/25/2044(2)	47,143
42,748	2.19%, 11/25/2046(2)	38,086
38,506	2.23%, 12/25/2036(2)	33,080
151,749	2.52%, 06/25/2037(2)	129,492
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
102,639	0.58%, 02/25/2037(2)	65,386
	Wells Fargo Alternative Loan Trust
43,290	2.86%, 12/28/2037(2)	37,537
	Wells Fargo Commercial Mortgage Trust
265,000	2.88%, 05/15/2048(1)(2)	136,020
115,000	3.36%, 09/15/2058(1)	69,275

		10,822,804

	Whole Loan Collateral PAC - 0.1%
	Alternative Loan Trust
72,095	0.99%, 12/25/2035(2)	47,733

	Total Asset & Commercial Mortgage Backed Securities (cost $31,846,172)	31,430,001

Corporate Bonds - 18.7%
	Advertising - 0.0%
	Lamar Media Corp.
5,000	5.75%, 02/01/2026(1)	5,362

	Apparel - 0.2%
	Hanesbrands, Inc.
30,000	4.88%, 05/15/2026(1)	30,675
	William Carter Co.
120,000	5.25%, 08/15/2021	124,800

		155,475

	Beverages - 0.3%
	Anheuser-Busch InBev Finance, Inc.
225,000	4.90%, 02/01/2046	274,077

	Chemicals - 0.1%
	Eagle Spinco, Inc.
30,000	4.63%, 02/15/2021	30,900
	NOVA Chemicals Corp.
95,000	5.00%, 05/01/2025(1)	96,425

		127,325

	Commercial Banks - 7.5%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 400,000	7.00%, 02/19/2019(2)(7)(8)	404,603
$ 200,000	9.00%, 05/09/2018(2)(7)(8)	206,500
	Banco Santander S.A.
EUR 300,000	6.25%, 03/12/2019(2)(7)(8)	298,573
	Bank of Ireland
200,000	7.38%, 06/18/2020(2)(7)(8)	216,892
	Barclays plc
200,000	8.00%, 12/15/2020(2)(7)	224,342
$ 200,000	8.25%, 12/15/2018(2)(7)	203,500

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
EUR 300,000	8.13%, 10/30/2023(8)	$416,153
	BNP Paribas S.A.
$ 200,000	7.63%, 03/30/2021(1)(2)(7)	207,800
	CIT Group, Inc.
104,000	5.50%, 02/15/2019(1)	110,240
	Citigroup, Inc.
190,000	5.50%, 09/13/2025	216,292
	Credit Agricole S.A.
EUR 225,000	6.50%, 06/23/2021(2)(7)(8)	249,475
$ 200,000	8.13%, 12/23/2025(1)(2)(7)	210,500
200,000	8.13%, 09/19/2033(1)(2)	219,312
	Credit Suisse Group AG
775,000	6.25%, 12/18/2024(2)(7)(8)	748,852
	Goldman Sachs Group, Inc.
245,000	5.15%, 05/22/2045	268,633
	Intesa Sanpaolo S.p.A.
475,000	7.70%, 09/17/2025(1)(2)(7)	431,063
	Radian Group, Inc.
20,000	7.00%, 03/15/2021	22,125
	Royal Bank of Scotland Group plc
45,000	6.13%, 12/15/2022	47,821
560,000	7.50%, 08/10/2020(2)(7)	543,760
	Societe Generale S.A.
EUR 150,000	6.75%, 04/07/2021(2)(7)(8)	164,765
$ 275,000	8.25%, 11/29/2018(2)(7)(8)	279,813
	Standard Chartered plc
400,000	6.41%, 01/29/2049(2)(7)	370,580
	UBS Group AG
200,000	6.88%, 03/22/2021(2)(7)(8)	202,500
200,000	7.00%, 02/19/2025(2)(7)(8)	210,250
200,000	7.13%, 02/19/2020(2)(7)(8)	205,130

		6,679,474

	Commercial Services - 0.1%
	Cardtronics, Inc.
55,000	5.13%, 08/01/2022	55,344
	United Rentals North America, Inc.
40,000	4.63%, 07/15/2023	40,800

		96,144

	Construction Materials - 0.8%
	CRH America, Inc.
200,000	5.13%, 05/18/2045(1)	225,318
	Eagle Materials, Inc.
5,000	4.50%, 08/01/2026(5)	5,081
	Grupo Cementos de Chihuahua S.A.B. de C.V.
260,000	8.13%, 02/08/2020(1)	273,650
	Norbord, Inc.
60,000	6.25%, 04/15/2023(1)	62,850
	Standard Industries, Inc.
35,000	5.38%, 11/15/2024(1)	36,706
80,000	6.00%, 10/15/2025(1)	86,600

		690,205

	Diversified Financial Services - 0.5%
	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
150,000	4.50%, 05/15/2021	160,125
	Aircastle Ltd.
35,000	5.50%, 02/15/2022	37,450
	International Lease Finance Corp.
65,000	5.88%, 04/01/2019	70,687
	Navient Corp.
120,000	5.50%, 01/15/2019	123,300
5,000	6.63%, 07/26/2021	5,050

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 30,000	8.45%, 06/15/2018	$32,588

		429,200

	Electric - 0.2%
	AES Corp.
110,000	8.00%, 06/01/2020	129,250
	NRG Energy, Inc.
60,000	6.25%, 07/15/2022	60,300

		189,550

	Engineering & Construction - 0.4%
	SBA Tower Trust
310,000	3.60%, 04/15/2043(1)	312,100

	Entertainment - 0.0%
	GLP Capital L.P. / GLP Financing II, Inc.
10,000	5.38%, 04/15/2026	10,662
	WMG Acquisition Corp.
5,000	5.00%, 08/01/2023(1)	5,075

		15,737

	Environmental Control - 0.1%
	Clean Harbors, Inc.
130,000	5.25%, 08/01/2020	133,510

	Forest Products & Paper - 0.2%
	Cascades, Inc.
20,000	5.50%, 07/15/2022(1)	19,800
55,000	5.75%, 07/15/2023(1)	54,312
	Clearwater Paper Corp.
65,000	5.38%, 02/01/2025(1)	64,675

		138,787

	Gas - 0.0%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
20,000	5.63%, 05/20/2024	20,700
20,000	5.88%, 08/20/2026	20,950

		41,650

	Healthcare-Products - 0.1%
	Hologic, Inc.
25,000	5.25%, 07/15/2022(1)	26,500
	Kinetic Concepts, Inc. / KCI USA, Inc.
60,000	7.88%, 02/15/2021(1)	64,688

		91,188

	Healthcare-Services - 0.6%
	Community Health Systems, Inc.
90,000	5.13%, 08/01/2021	89,550
	HCA, Inc.
165,000	6.50%, 02/15/2020	181,706
	LifePoint Health, Inc.
60,000	5.88%, 12/01/2023	63,300
	MEDNAX, Inc.
15,000	5.25%, 12/01/2023(1)	15,637
	Tenet Healthcare Corp.
135,000	6.00%, 10/01/2020	142,756

		492,949

	Home Builders - 0.2%
	CalAtlantic Group, Inc.
67,000	5.38%, 10/01/2022	69,512
	Meritage Homes Corp.
60,000	6.00%, 06/01/2025	62,513
	PulteGroup, Inc.
5,000	4.25%, 03/01/2021	5,169

		137,194

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Insurance - 2.2%
	Achmea B.V.
EUR 325,000	6.00%, 04/04/2043(2)(8)	$394,214
	AXA S.A.
$ 295,000	6.46%, 12/14/2018(1)(2)(7)	309,440
	CNO Financial Group, Inc.
20,000	5.25%, 05/30/2025	20,750
	Credit Agricole Assurances S.A.
EUR 400,000	4.25%, 01/13/2025(2)(7)(8)	443,790
	Intesa Sanpaolo Vita S.p.A.
400,000	4.75%, 12/17/2024(2)(7)(8)	443,168
	Mapfre S.A.
300,000	5.92%, 07/24/2037(2)	345,583

		1,956,945

	Iron/Steel - 0.3%
	ArcelorMittal
$ 135,000	6.25%, 08/05/2020	141,075
	Steel Dynamics, Inc.
45,000	5.13%, 10/01/2021	46,800
20,000	5.50%, 10/01/2024	21,200
	United States Steel Corp.
21,000	6.88%, 04/01/2021	19,950
36,000	7.38%, 04/01/2020	36,000

		265,025

	Lodging - 0.1%
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
90,000	5.38%, 03/15/2022	92,419

	Machinery - Construction & Mining - 0.1%
	Oshkosh Corp.
50,000	5.38%, 03/01/2025	51,750

	Machinery-Diversified - 0.1%
	Case New Holland Industrial, Inc.
35,000	7.88%, 12/01/2017	37,581
	CNH Industrial Capital LLC
45,000	3.38%, 07/15/2019	44,888

		82,469

	Media - 1.1%
	CCO Holdings LLC / CCO Holdings Capital Corp.
100,000	5.25%, 09/30/2022	104,125
	Charter Communications Operating LLC / Charter Communications Operating Capital
40,000	4.91%, 07/23/2025(1)	44,166
175,000	6.48%, 10/23/2045(1)	209,954
	DISH DBS Corp.
56,000	5.88%, 07/15/2022	55,965
95,000	6.75%, 06/01/2021	100,937
	Liberty Interactive LLC
120,000	8.25%, 02/01/2030	132,000
	TEGNA, Inc.
80,000	4.88%, 09/15/2021(1)	83,000
115,000	5.13%, 07/15/2020	119,330
	Videotron Ltd.
45,000	5.00%, 07/15/2022	46,350
80,000	5.38%, 06/15/2024(1)	83,000

		978,827

	Mining - 0.1%
	Freeport-McMoRan, Inc.
5,000	3.88%, 03/15/2023	4,300
20,000	4.55%, 11/14/2024	17,150
15,000	5.40%, 11/14/2034	11,625
35,000	5.45%, 03/15/2043	26,863
	Kaiser Aluminum Corp.
5,000	5.88%, 05/15/2024(1)	5,250

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Teck Resources Ltd.
$ 10,000	8.50%, 06/01/2024(1)	$10,875

		76,063

	Multi-National - 0.0%
	International Finance Corp.
INR 1,760,000	7.10%, 03/21/2031	28,201

	Oil & Gas - 0.8%
	Antero Resources Corp.
$ 15,000	5.63%, 06/01/2023	14,194
	Concho Resources, Inc.
20,000	5.50%, 04/01/2023	19,750
25,000	6.50%, 01/15/2022	25,437
	Continental Resources, Inc.
10,000	4.50%, 04/15/2023	9,050
40,000	5.00%, 09/15/2022	37,400
	Ecopetrol S.A.
165,000	5.88%, 05/28/2045	145,819
	Marathon Oil Corp.
15,000	3.85%, 06/01/2025	13,612
5,000	5.20%, 06/01/2045	4,377
5,000	6.60%, 10/01/2037	5,135
5,000	6.80%, 03/15/2032	5,265
	MEG Energy Corp.
50,000	7.00%, 03/31/2024(1)	36,250
	Petrobras Global Finance B.V.
265,000	8.38%, 05/23/2021	280,171
	Tesoro Corp.
45,000	5.13%, 04/01/2024	45,506
	WPX Energy, Inc.
35,000	5.25%, 09/15/2024	29,925
55,000	6.00%, 01/15/2022	49,775

		721,666

	Packaging & Containers - 0.2%
	Graphic Packaging International, Inc.
65,000	4.88%, 11/15/2022	68,006
	Owens-Brockway Glass Container, Inc.
30,000	5.88%, 08/15/2023(1)	32,250
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
55,000	5.13%, 07/15/2023(1)	56,719

		156,975

	Pipelines - 0.9%
	DCP Midstream LLC
10,000	5.35%, 03/15/2020(1)	10,050
15,000	9.75%, 03/15/2019(1)	16,500
	DCP Midstream Operating L.P.
10,000	2.70%, 04/01/2019	9,650
5,000	3.88%, 03/15/2023	4,712
21,000	4.95%, 04/01/2022	20,895
15,000	5.60%, 04/01/2044	13,650
	Energy Transfer Equity L.P.
130,000	7.50%, 10/15/2020	140,075
	Energy Transfer Partners L.P.
345,000	5.95%, 10/01/2043	357,065
	MPLX L.P.
40,000	4.88%, 12/01/2024(1)	39,612
40,000	4.88%, 06/01/2025(1)	39,964
	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
125,000	6.25%, 10/15/2022	130,000

		782,173

	Retail - 0.1%
	Group 1 Automotive, Inc.
80,000	5.00%, 06/01/2022	79,200

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
$ 30,000	5.25%, 06/01/2026(1)	$31,744

		110,944

	Savings & Loans - 0.4%
	Nationwide Building Society
GBP 250,000	6.88%, 06/20/2019(2)(7)(8)	318,042

	Semiconductors - 0.1%
	Sensata Technologies B.V.
$ 55,000	5.00%, 10/01/2025(1)	56,375
5,000	5.63%, 11/01/2024(1)	5,300

		61,675

	Shipbuilding - 0.0%
	Huntington Ingalls Industries, Inc.
10,000	5.00%, 11/15/2025(1)	10,637

	Software - 0.1%
	First Data Corp.
15,000	5.00%, 01/15/2024(1)	15,113
65,000	5.38%, 08/15/2023(1)	66,706
	MSCI, Inc.
25,000	5.75%, 08/15/2025(1)	27,230

		109,049

	Telecommunications - 0.8%
	AT&T, Inc.
110,000	4.75%, 05/15/2046	116,485
	Frontier Communications Corp.
20,000	10.50%, 09/15/2022	21,600
	Mobile Telesystems OJSC via MTS International Funding Ltd.
240,000	5.00%, 05/30/2023(1)	247,488
	Nokia Oyj
55,000	6.63%, 05/15/2039	59,262
	Sprint Communications, Inc.
132,000	7.00%, 03/01/2020(1)	140,085
53,000	9.00%, 11/15/2018(1)	57,439
	T-Mobile USA, Inc.
50,000	6.63%, 11/15/2020	51,500
	Telecom Italia Capital S.A.
11,000	6.00%, 09/30/2034	10,780
15,000	7.72%, 06/04/2038	16,058

		720,697

	Total Corporate Bonds (cost $16,778,801)	16,533,484

Foreign Government Obligations - 4.1%
	Argentina - 0.2%
	Argentine Republic Government International Bond
EUR 270,000	2.26%, 12/31/2038(9)	185,342

	Brazil - 1.4%
	Brazil Notas do Tesouro Nacional
BRL 2,632,119	6.00%, 08/15/2016(10)	810,524
960,840	6.00%, 08/15/2022(10)	293,946
343,000	10.00%, 01/01/2021	99,244

		1,203,714

	Chile - 0.0%
	Bonos de la Tesoreria de la Republica en pesos
CLP 5,000,000	6.00%, 01/01/2020	8,142

	Colombia - 0.2%
	Colombian TES
COP 484,046,561	3.00%, 03/25/2033(10)	142,650
96,800,000	10.00%, 07/24/2024	36,425

		179,075

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Hungary - 0.0%
	Hungary Government International Bond
$ 30,000	6.38%, 03/29/2021	$34,333

	India - 0.1%
	International Finance Corp.
INR 3,920,000	7.80%, 06/03/2019	61,168

	Indonesia - 0.3%
	Indonesia Treasury Bond
IDR 2,437,000,000	8.38%, 03/15/2024	201,866
839,000,000	8.38%, 09/15/2026	70,779

		272,645

	Malaysia - 0.1%
	Malaysia Government Bond
MYR 240,000	3.80%, 09/30/2022	60,294

	Mexico - 0.1%
	Mexican Bonos
MXN 1,159,500	10.00%, 12/05/2024	78,723

	Peru - 0.0%
	Peru Government Bond
PEN 30,000	8.20%, 08/12/2026	10,606

	Poland - 0.1%
	Poland Government Bond
PLN 305,000	2.00%, 04/25/2021	77,571

	Romania - 0.0%
	Romania Government Bond
RON 60,000	5.75%, 04/29/2020	17,074

	South Africa - 0.4%
	South Africa Government Bond
ZAR 1,120,000	7.00%, 02/28/2031	67,344
1,205,000	8.50%, 01/31/2037	80,347
2,730,193	8.75%, 01/31/2044	183,172

		330,863

	Thailand - 0.5%
	Bank of Thailand
THB 13,945,000	1.49%, 02/23/2018	399,958
	Thailand Government Bond
1,615,000	3.63%, 06/16/2023	51,454

		451,412

	Tunisia - 0.2%
	Banque Centrale de Tunisie S.A.
$ 200,000	5.75%, 01/30/2025(8)	189,500

	Turkey - 0.4%
	Turkey Government Bond
TRY 950,000	7.10%, 03/08/2023	280,473
170,000	9.40%, 07/08/2020	57,019

		337,492

	Uruguay - 0.1%
	Uruguay Government International Bond
UYU 4,357,221	3.70%, 06/26/2037(10)	117,191

	Venezuela - 0.0%
	Venezuela Government International Bond
$ 90,000	6.00%, 12/09/2020(8)	39,263

	Total Foreign Government Obligations (cost $3,542,070)	3,654,408

Municipal Bonds - 1.4%
	General - 1.2%
	Chicago Transit Auth
250,000	6.90%, 12/01/2040	328,970
	Puerto Rico Commonwealth Gov’t Employees Retirement System
555,000	6.15%, 07/01/2038	223,388

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 530,000	6.20%, 07/01/2039	$213,325
530,000	6.30%, 07/01/2043	213,325
120,000	6.55%, 07/01/2058	48,300

		1,027,308

	Higher Education - 0.2%
	University of California
190,000	4.60%, 05/15/2031	224,050

	Total Municipal Bonds (cost $1,399,993)	1,251,358

Senior Floating Rate Interests - 16.4%(11)
	Advertising - 0.1%
	Acosta Holdco, Inc.
127,733	4.25%, 09/26/2021	125,019

	Aerospace/Defense - 0.5%
	Fly Funding II S.a.r.l.
217,383	3.50%, 08/09/2019	217,248
	TransDigm, Inc.
197,620	3.75%, 05/14/2022	196,731
75,000	3.75%, 06/09/2023	74,542

		488,521

	Agriculture - 0.1%
	Pinnacle Operating Corp.
99,004	4.75%, 11/15/2018	92,569

	Biotechnology - 0.1%
	Alkermes, Inc.
96,250	3.50%, 09/25/2019	96,130

	Chemicals - 0.5%
	AIlnex (Luxembourg) & Cy SCA
71,751	4.50%, 10/03/2019	71,571
	AIlnex USA, Inc.
37,228	4.50%, 10/03/2019	37,135
	Chemours Co.
74,431	3.75%, 05/12/2022	72,235
	Ineos U.S. Finance LLC
174,049	3.75%, 05/04/2018	173,868
	Nexeo Solutions LLC
115,000	5.25%, 06/09/2023	115,431

		470,240

	Coal - 0.2%
	Arch Coal, Inc.
65,000	5.00%, 01/31/2017(12)	64,513
275,041	7.50%, 05/16/2018	122,737

		187,250

	Commercial Services - 0.2%
	Moneygram International, Inc.
98,915	4.25%, 03/27/2020	93,351
	Russell Investment Group
140,000	6.75%, 06/01/2023	131,250

		224,601

	Distribution/Wholesale - 0.2%
	FPC Holdings, Inc.
154,400	5.25%, 11/19/2019	129,310
	PowerTeam Services LLC
90,897	4.25%, 05/06/2020	90,670

		219,980

	Diversified Financial Services - 0.2%
	UPC Financing Partnership
140,000	0.00%, 08/31/2024(13)	139,475

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Electric - 0.3%
	Chief Exploration & Development LLC
$ 100,000	7.50%, 05/16/2021	$90,333
	Seadrill Partners Finco LLC
149,901	4.00%, 02/21/2021	65,395
	Texas Competitive Electric Holdings Co. LLC
85,000	0.00%, 10/31/2017(13)	85,142
20,000	0.00%, 07/27/2023(13)	20,033
100,000	4.94%, 10/10/2017(14)	33,389

		294,292

	Electronics - 0.7%
	CDW LLC
336,243	3.25%, 04/29/2020	336,852
	Ceridian LLC
119,690	4.50%, 09/15/2020	114,902
	Sensus USA, Inc.
130,000	6.50%, 03/16/2023	130,000

		581,754

	Energy-Alternate Sources - 0.1%
	EMG Utica LLC
105,566	4.75%, 03/27/2020	100,287

	Entertainment - 0.1%
	Scientific Games International, Inc.
132,975	6.00%, 10/01/2021	132,809

	Food - 0.3%
	Albertsons LLC
153,261	4.50%, 08/25/2021	153,964
	JBS USA LLC
149,250	4.00%, 10/30/2022	149,187

		303,151

	Healthcare-Products - 0.1%
	Alere, Inc.
99,748	4.50%, 06/18/2022	98,106

	Healthcare-Services - 1.1%
	Catalent Pharma Solutions, Inc.
120,062	4.25%, 05/20/2021	120,427
	Community Health Systems, Inc.
51,636	3.75%, 12/31/2019	50,772
95,008	4.00%, 01/27/2021	93,791
	Envision Healthcare Corp.
104,475	4.50%, 10/28/2022	104,788
	Medpace Holdings, Inc.
95,519	4.75%, 04/01/2021	95,758
	MPH Acquisition Holdings LLC
125,000	5.00%, 06/07/2023	126,250
	Ortho-Clinical Diagnostics, Inc.
102,289	4.75%, 06/30/2021	98,922
	U.S. Renal Care, Inc.
174,125	5.25%, 12/31/2022	172,384
	Vizient, Inc.
99,750	6.25%, 02/13/2023	100,872

		963,964

	Household Products/Wares - 0.1%
	Galleria Co.
60,000	3.75%, 01/26/2023	60,056

	Insurance - 1.3%
	Asurion LLC
114,129	5.00%, 05/24/2019	114,248
351,292	5.00%, 08/04/2022	351,658
205,000	8.50%, 03/03/2021	202,993
	Evertec Group LLC
106,700	3.25%, 04/17/2020	105,366

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Sedgwick Claims Management Services, Inc.
$ 251,694	3.75%, 03/01/2021	$247,080
140,000	6.75%, 02/28/2022	137,200

		1,158,545

	Leisure Time - 0.5%
	Aristocrat Leisure Ltd.
111,115	4.75%, 10/20/2021	111,440
	Delta 2 (LUX) S.a.r.l.
200,000	4.75%, 07/30/2021	197,626
130,000	7.75%, 07/31/2022	127,400

		436,466

	Lodging - 0.8%
	Caesars Entertainment Operating Co.
486,554	0.00%, 03/01/2017(4)(13)	504,192
	Caesars Growth Properties Holdings LLC
98,000	6.25%, 05/08/2021	93,345
	La Quinta Intermediate Holdings LLC
90,824	3.75%, 04/14/2021	90,029

		687,566

	Machinery - Construction & Mining - 0.2%
	American Rock Salt Holdings LLC
215,600	4.75%, 05/20/2021	204,874

	Machinery-Diversified - 0.2%
	Gates Global, Inc.
183,979	4.25%, 07/06/2021	179,886

	Media - 0.9%
	Advantage Sales & Marketing, Inc.
132,810	4.25%, 07/23/2021	132,075
	Charter Communications Operating LLC
124,688	3.50%, 01/24/2023	125,186
	Getty Images, Inc.
125,450	4.75%, 10/18/2019	98,321
	ION Media Networks, Inc.
94,863	4.75%, 12/18/2020	94,981
	Neptune Finco Corp.
124,688	5.00%, 10/09/2022	125,436
	Tribune Media Co.
198,000	3.75%, 12/27/2020	198,248

		774,247

	Metal Fabricate/Hardware - 0.2%
	Rexnord LLC
180,138	4.00%, 08/21/2020	179,941

	Mining - 0.1%
	Minerals Technologies, Inc.
82,538	3.75%, 05/09/2021	82,797

	Miscellaneous Manufacturing - 0.3%
	Sram LLC
274,147	4.02%, 04/10/2020	246,732

	Oil & Gas - 0.3%
	Pinnacle Holding Co. S.a.r.l.
216,582	4.75%, 07/30/2019	163,881
	Shelf Drilling Holdings Ltd.
100,000	10.00%, 10/08/2018	52,000
	Templar Energy LLC
100,000	8.50%, 11/25/2020	23,250

		239,131

	Oil & Gas Services - 0.2%
	Calpine Corp.
155,000	3.64%, 05/02/2023	154,758

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Packaging & Containers - 0.7%
	Berry Plastics Group, Inc.
$157,896	3.75%, 10/03/2022	$158,362
	Reynolds Group Holdings, Inc.
315,241	4.50%, 12/01/2018	315,471
	Signode Industrial Group U.S., Inc.
129,000	3.75%, 05/01/2021	128,355

		602,188

	Pharmaceuticals - 0.4%
	Endo Luxembourg Finance Company I S.a r.l.
159,200	3.75%, 09/26/2022	157,409
	PRA Holdings, Inc.
155,220	4.50%, 09/23/2020	156,061

		313,470

	Pipelines - 0.1%
	Philadelphia Energy Solutions LLC
96,750	6.25%, 04/04/2018	89,977

	Real Estate - 0.1%
	DTZ U.S. Borrower LLC
99,000	4.25%, 11/04/2021	98,299

	Real Estate Investment Trusts - 0.2%
	MGM Growth Properties LLC
104,738	4.00%, 04/25/2023	105,436
	Realogy Corp.
79,686	3.75%, 07/20/2022	80,085

		185,521

	Retail - 0.9%
	Coty, Inc.
29,925	3.75%, 10/27/2022	30,131
	Michaels Stores, Inc.
111,263	3.75%, 01/28/2020	111,581
	Neiman Marcus Group, Inc.
151,125	4.25%, 10/25/2020	142,301
	Party City Holdings, Inc.
188,246	4.25%, 08/19/2022	188,089
	PetSmart, Inc.
72,831	4.25%, 03/11/2022	72,929
	US Foods, Inc.
218,813	4.00%, 06/27/2023	219,860

		764,891

	Semiconductors - 0.3%
	Avago Technologies Cayman Ltd.
182,313	4.25%, 02/01/2023	182,283
	NXP B.V.
79,980	3.75%, 12/07/2020	80,480

		262,763

	Software - 2.4%
	Epicor Software Corp.
198,000	4.75%, 06/01/2022	196,070
	First Data Corp.
605,462	4.49%, 03/24/2021	608,205
	Infor US, Inc.
190,101	3.75%, 06/03/2020	187,724
	Kronos, Inc.
311,400	4.50%, 10/30/2019	312,178
129,617	9.75%, 04/30/2020	132,371
	Magic Newco LLC
283,947	5.00%, 12/12/2018	284,362
	SS&C Technologies, Inc.
112,780	4.00%, 07/08/2022	113,343

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	WEX, Inc.
$250,000	4.25%, 07/01/2023	$251,328

		2,085,581

	Telecommunications - 1.0%
	Entravision Communications Corp.
83,917	3.50%, 05/31/2020	83,497
	Level 3 Financing, Inc.
320,000	4.00%, 08/01/2019	320,800
	Salem Communications Corp.
189,875	4.50%, 03/13/2020	186,315
	Univision Communications, Inc.
294,794	4.00%, 03/01/2020	294,531

		885,143

	Transportation - 0.1%
	Kenan Advantage Group, Inc.
5,720	1.50%, 01/31/2017(12)	5,698
59,830	4.00%, 07/31/2022	59,605

		65,303

	Trucking & Leasing - 0.3%
	Consolidated Container Co.
273,709	5.00%, 07/03/2019	267,550

	Total Senior Floating Rate Interests (cost $15,041,086)	14,543,833

U.S. Government Agencies - 23.2%
	FHLMC - 4.6%
12,490	0.01%, 11/15/2036(15)	11,385
151,104	3.00%, 08/01/2029	159,894
71,268	3.00%, 03/15/2033(6)	8,545
378,000	3.09%, 12/25/2027(2)	386,913
570,000	3.34%, 04/25/2028(2)	588,303
361,987	3.50%, 08/01/2034	385,241
262,109	4.00%, 07/15/2027(6)	26,469
305,026	4.00%, 05/01/2042	327,691
83,592	4.00%, 08/01/2042	89,946
132,418	4.00%, 09/01/2042	142,484
66,269	4.00%, 07/01/2044	71,316
46,555	4.00%, 06/01/2045	49,974
181,230	4.00%, 01/01/2046	194,251
99,132	4.00%, 02/01/2046	106,133
69,626	4.50%, 03/15/2041	85,041
222,196	4.75%, 07/15/2039	244,254
21,311	5.50%, 08/15/2033	23,825
446,845	5.50%, 12/01/2037	501,796
527,909	5.50%, 01/01/2039	595,182
75,652	6.50%, 07/15/2036	86,184

		4,084,827

	FNMA - 15.0%
93,147	0.01%, 06/25/2036(15)	82,074
351,886	1.85%, 04/25/2055(2)(6)	23,324
5,000	2.44%, 01/01/2023	5,237
67,828	2.50%, 06/25/2028(6)	5,792
395,000	2.65%, 06/01/2025	415,859
700,000	2.69%, 04/01/2025	739,117
500,000	2.70%, 07/01/2025	526,795
233,221	2.78%, 02/01/2027	246,929
205,000	2.82%, 07/01/2025	218,363
467,997	3.00%, 01/25/2028(6)	42,160
198,075	3.00%, 04/25/2028(6)	20,154
30,000	3.16%, 12/01/2026	32,721
50,000	3.21%, 05/01/2023	54,301
24,978	3.24%, 12/01/2026	27,380
48,344	3.26%, 05/01/2024	53,076
194,757	3.30%, 12/01/2026	214,003

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$24,990	3.34%, 04/01/2024	$27,572
9,775	3.45%, 01/01/2024	10,813
9,711	3.47%, 01/01/2024	10,754
121,832	3.50%, 05/25/2030(6)	14,050
317,713	3.50%, 01/01/2046	335,986
363,064	3.50%, 02/01/2046	383,946
5,200,000	3.50%, 08/01/2046(16)	5,492,094
1,600,000	3.50%, 09/01/2046(16)	1,687,732
24,170	3.67%, 08/01/2023	26,961
5,000	3.70%, 10/01/2023	5,615
10,000	3.76%, 03/01/2024	11,241
15,000	3.86%, 12/01/2025	17,117
5,000	3.86%, 11/01/2023	5,658
24,010	3.87%, 10/01/2025	27,263
34,253	3.89%, 05/01/2030	39,100
35,000	3.93%, 10/01/2023	39,697
9,706	3.96%, 05/01/2034	10,965
9,978	3.97%, 05/01/2029	11,475
310,153	4.00%, 10/01/2040	332,271
136,136	4.00%, 11/01/2040	146,537
98,482	4.00%, 12/01/2040	105,988
48,558	4.00%, 02/01/2041	52,261
116,922	4.00%, 03/01/2041	125,845
63,213	4.00%, 03/25/2042(6)	9,313
59,775	4.00%, 08/01/2042	64,374
108,332	4.00%, 09/01/2042	116,666
58,320	4.00%, 04/01/2045	62,510
75,581	4.00%, 05/01/2045	81,007
57,272	4.00%, 06/01/2045	61,388
144,171	4.02%, 11/01/2028	165,794
18,858	4.06%, 10/01/2028	22,083
67,041	4.50%, 07/25/2027(6)	6,349
304,831	4.50%, 10/01/2040	333,612
139,818	4.50%, 10/01/2041	152,972
120,010	4.50%, 09/01/2043	130,797
40,470	5.46%, 05/25/2042(2)(6)	4,683
119,128	5.50%, 04/25/2035	134,988
49,320	5.50%, 04/25/2037	55,888
224,949	5.50%, 06/25/2042(6)	43,459
187,228	6.00%, 09/01/2039	213,554

		13,287,663

	GNMA - 3.6%
286,572	3.00%, 07/15/2045	300,804
662,739	3.00%, 08/15/2045	695,653
400,000	3.00%, 08/01/2046(16)	420,125
55,837	4.00%, 05/16/2042(6)	7,775
604,833	4.50%, 09/20/2041	657,953
118,957	5.00%, 06/15/2041	133,100
166,461	5.00%, 10/16/2041(6)	27,890
233,798	5.00%, 03/15/2044	261,113
2,317	6.00%, 08/15/2032	2,643
171,512	6.00%, 06/15/2036	197,938
57,532	6.00%, 08/15/2036	65,638
42,225	6.00%, 12/15/2038	48,174
129,607	6.00%, 01/15/2039	147,902
130,629	6.00%, 12/15/2040	149,033

		3,115,741

	Total U.S. Government Agencies (cost $20,116,211)	20,488,231

U.S. Government Securities - 6.4%
	U.S. Treasury Securities - 6.4%
	U.S. Treasury Bonds - 3.3%
22,227	2.13%, 02/15/2040(10)	29,860
32,906	2.13%, 02/15/2041(10)	44,613

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 58,467	0.75%, 02/15/2042(10)		$60,692
90,785	0.75%, 02/15/2045(10)		94,711
107,189	1.38%, 02/15/2044(10)		128,259
89,202	2.38%, 01/15/2025(10)		106,716
1,231,611	2.38%, 01/15/2027(10)(17)(18)		1,517,705
204,741	2.50%, 01/15/2029(10)		261,370
453,000	2.50%, 02/15/2046(17)(18)		483,135
6,766	3.38%, 04/15/2032(10)		9,997
37,128	3.63%, 04/15/2028(10)		51,655
80,364	3.88%, 04/15/2029(10)		116,522

			2,905,235

	U.S. Treasury Notes - 3.1%
21,151	0.13%, 04/15/2017(10)		21,156
207,826	0.13%, 04/15/2018(10)(17)(18)		209,582
169,143	0.13%, 04/15/2019(10)		171,704
107,701	0.13%, 04/15/2020(10)		109,632
137,966	0.13%, 01/15/2022(10)		140,295
161,904	0.13%, 07/15/2022(10)(17)(18)		165,218
277,854	0.13%, 01/15/2023(10)(17)(18)		281,558
281,230	0.13%, 07/15/2024(10)		285,075
123,860	0.38%, 07/15/2023(10)		128,097
20,258	0.38%, 07/15/2025(10)		20,972
187,574	0.63%, 07/15/2021(10)(17)(18)		196,718
221,334	0.63%, 01/15/2024(10)(17)(18)		232,173
27,000	1.00%, 05/31/2018(17)(18)		27,159
49,413	1.13%, 01/15/2021(10)		52,599
41,210	1.38%, 07/15/2018(10)		42,891
94,417	1.38%, 01/15/2020(10)		100,259
50,346	2.13%, 01/15/2019(10)(17)(18)		53,629
530,000	3.25%, 03/31/2017(17)(18)(19)		539,647

			2,778,364

	Total U.S. Government Securities (cost $5,509,553)		5,683,599

	Total Long-Term Investments (cost $94,233,886)		93,584,914
Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.3%
2,918,327	Fidelity Money Market Class 1		2,918,327

	Total Short-Term Investments (cost $2,918,327)		2,918,327

	Total Investments Excluding Purchased Options (cost $97,152,213)	109.0%	$96,503,241
	Total Purchased Options (cost $26,905)	0.1%	$29,562

	Total Investments (cost $97,179,118)^	109.1%	$96,532,803
	Other Assets and Liabilities	(9.1)%	(8,034,825)

	Total Net Assets	100.0%	$88,497,978

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$1,929,846
Unrealized Depreciation	(2,576,161)

Net Unrealized Depreciation	$(646,315)

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $24,388,511, which represents 27.6% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $0, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $185,066 at July 31, 2016.
(6)	Securities disclosed are interest-only strips.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $5,431,483, which represents 6.1% of total net assets.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2016.
(12)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2016, the aggregate value of the unfunded commitment was $70,211, which rounds to zero percent of total net assets.
(13)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(15)	Securities disclosed are principal-only strips.
(16)	Represents or includes a TBA transaction.
(17)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(18)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(19)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

OTC Option Contracts Outstanding at July 31, 2016
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
USD Call/BRL Put	GSC	3.33 BRL per USD	10/14/16	USD	295,000	$8,051	$10,361	$(2,310)
USD Call/IDR Put	BOA	13,280.00 IDR per USD	10/31/16	USD	189,000	3,582	3,837	(255)
USD Call/TRY Put	GSC	2.95 TRY per USD	10/12/16	USD	304,000	11,773	6,751	5,022

Total Calls					788,000	$23,406	$20,949	$2,457

Puts
CNH Put/JPY Call	JPM	15.34 JPY per CNH	09/29/16	CNH	1,970,000	$6,156	$5,956	$200

Total purchased option contracts					2,758,000	$29,562	$26,905	$2,657

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

OTC Swaption Contracts Outstanding at July 31, 2016
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.XOV.25	BNP	337.50 EUR	08/17/16	EUR	(5,945,000)	$(71,243)	$(76,951)	$5,708

Written swaption contracts:
Puts
Credit Default Swaption ITRAXX.XOV.25	BNP	337.50 EUR	08/17/16	EUR	(5,945,000)	$(22,303)	$(46,039)	$23,736

Total written swaption contracts					(11,890,000)	$(93,546)	$(122,990)	$29,444

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollar 3-Month Future	106	12/18/2017	$26,209,309	$26,246,925	$37,616
U.S. Treasury 10-Year Ultra Future	13	09/21/2016	1,825,613	1,900,641	75,028
U.S. Treasury 5-Year Note Future	68	09/30/2016	8,258,389	8,297,062	38,673
U.S. Treasury Long Bond Future	3	09/21/2016	488,037	523,313	35,276
U.S. Treasury Ultra Long Term Bond Future	8	09/21/2016	1,433,303	1,524,250	90,947

Total					$277,540

Short position contracts:
Euro-BOBL Future	3	09/08/2016	$447,196	$448,329	$(1,133)
Euro-Bund Future	6	09/08/2016	1,100,038	1,125,670	(25,632)
Eurodollar 3-Month Future	106	09/17/2018	26,183,658	26,224,400	(40,742)
U.S. Treasury 10-Year Note Future	149	09/21/2016	19,399,235	19,823,985	(424,750)
U.S. Treasury 2-Year Note Future	109	09/30/2016	23,849,340	23,871,000	(21,660)

Total					$(513,917)

Total futures contracts					$(236,377)

TBA Sale Commitments Outstanding at July 31, 2016
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)

FNMA, 3.50%	$1,800,000	08/01/2046	$(1,899,563)	$—

Total (proceeds $ 1,899,563)			$(1,899,563)	$—

At July 31, 2016, the aggregate market value of these securities represents (2.1)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	JPM	USD	115,841	(0.32%)	07/25/45	$30,408	$—	$22,070	$(8,338)
ABX.HE.AAA.06-1	JPM	USD	25,097	(0.18%)	07/25/45	471	—	561	90
ABX.HE.AAA.06-1	MSC	USD	5,378	(0.18%)	07/25/45	109	—	120	11
ABX.HE.AAA.06-1	BCLY	USD	5,378	(0.18%)	07/25/45	121	—	120	(1)
ABX.HE.AAA.06-1	JPM	USD	1,793	(0.18%)	07/25/45	43	—	40	(3)
ABX.HE.AAA.06-1	JPM	USD	6,274	(0.18%)	07/25/45	146	—	140	(6)
ABX.HE.AAA.06-1	JPM	USD	896	(0.18%)	07/25/45	33	—	20	(13)

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

ABX.HE.AAA.06-1	JPM	USD	4,482	(0.18%)	07/25/45	120	—	$100	(20)
ABX.HE.AAA.06-1	MSC	USD	13,445	(0.18%)	07/25/45	399	—	300	(99)
ABX.HE.AAA.06-1	BOA	USD	8,963	(0.18%)	07/25/45	487	—	200	(287)
ABX.HE.AAA.06-1	MSC	USD	8,067	(0.18%)	07/25/45	819	—	180	(639)
ABX.HE.AAA.06-1	GSC	USD	16,134	(0.18%)	07/25/45	1,452	—	360	(1,092)
ABX.HE.AAA.06-2	JPM	USD	36,938	(0.11%)	05/25/46	4,813	—	4,490	(323)
ABX.HE.AAA.06-2	JPM	USD	35,044	(0.11%)	05/25/46	6,783	—	4,260	(2,523)
ABX.HE.AAA.07-1	MSC	USD	273,584	(0.09%)	08/25/37	62,296	—	67,460	5,164
ABX.HE.AAA.07-1	MSC	USD	157,405	(0.09%)	08/25/37	35,833	—	38,812	2,979
ABX.HE.AAA.07-1	GSC	USD	104,936	(0.09%)	08/25/37	24,598	—	25,875	1,277
ABX.HE.AAA.07-1	MSC	USD	89,945	(0.09%)	08/25/37	21,564	—	22,179	615
ABX.HE.AAA.07-1	JPM	USD	37,477	(0.09%)	08/25/37	9,112	—	9,241	129
ABX.HE.AAA.07-1	CSI	USD	266,089	(0.09%)	08/25/37	71,717	—	65,611	(6,106)
ABX.HE.PENAAA.06-2	BCLY	USD	20,837	(0.11%)	05/25/46	2,526	—	2,532	6
ABX.HE.PENAAA.06-2	MSC	USD	125,021	(0.11%)	05/25/46	27,348	—	15,197	(12,151)
ABX.HE.PENAAA.06-2	GSC	USD	115,550	(0.11%)	05/25/46	28,887	—	14,045	(14,842)
ABX.HE.PENAAA.06-2	JPM	USD	121,233	(0.11%)	05/25/46	31,824	—	14,737	(17,087)
CDX.EM.25	BOA	USD	307,000	(1.00%)	06/20/21	26,014	—	21,576	(4,438)
CDX.EM.25	BCLY	USD	1,718,000	(1.00%)	06/20/21	135,551	—	120,741	(14,810)
CDX.EM.25	GSC	USD	2,849,000	(1.00%)	06/20/21	243,593	—	200,228	(43,365)
CMBX.NA.A.7	JPM	USD	205,000	(2.00%)	01/17/47	—	(4,079)	8,705	12,784
CMBX.NA.A.7	JPM	USD	45,000	(2.00%)	01/17/47	—	(83)	1,911	1,994
CMBX.NA.A.7	BCLY	USD	10,000	(2.00%)	01/17/47	—	(56)	425	481
CMBX.NA.AA.2	JPM	USD	236,813	(0.15%)	03/15/49	88,624	—	97,974	9,350
CMBX.NA.AA.2	BOA	USD	106,157	(0.15%)	03/15/49	39,920	—	43,920	4,000
CMBX.NA.AA.2	BOA	USD	4,083	(0.15%)	03/15/49	1,086	—	1,690	604
CMBX.NA.AA.7	CSI	USD	315,000	(1.50%)	01/17/47	—	(73)	7,204	7,277
CMBX.NA.AA.7	CSI	USD	260,000	(1.50%)	01/17/47	—	(1,301)	5,948	7,249
CMBX.NA.AA.7	CSI	USD	185,000	(1.50%)	01/17/47	—	(1,623)	4,230	5,853
CMBX.NA.AA.7	MSC	USD	120,000	(1.50%)	01/17/47	—	(999)	2,744	3,743
CMBX.NA.AA.7	MSC	USD	105,000	(1.50%)	01/17/47	—	(1,195)	2,401	3,596
CMBX.NA.AA.7	CSI	USD	180,000	(1.50%)	01/17/47	683	—	4,116	3,433
CMBX.NA.AA.7	CSI	USD	170,000	(1.50%)	01/17/47	762	—	3,887	3,125
CMBX.NA.AA.7	CSI	USD	70,000	(1.50%)	01/17/47	—	(743)	1,601	2,344
CMBX.NA.AA.7	MSC	USD	110,000	(1.50%)	01/17/47	7,593	—	2,516	(5,077)
CMBX.NA.AA.8	BCLY	USD	120,000	(1.50%)	10/17/57	8,861	—	5,090	(3,771)
CMBX.NA.AAA.9	MSC	USD	65,000	(0.50%)	09/17/58	2,580	—	2,807	227
CMBX.NA.AJ.2	DEUT	USD	174,743	(1.09%)	03/15/49	15,043	—	26,715	11,672
CMBX.NA.AJ.2	CSI	USD	138,104	(1.09%)	03/15/49	10,830	—	21,113	10,283
CMBX.NA.AJ.2	GSC	USD	56,369	(1.09%)	03/15/49	4,036	—	8,618	4,582
CMBX.NA.AJ.2	JPM	USD	50,732	(1.09%)	03/15/49	4,106	—	7,756	3,650
CMBX.NA.AJ.2	GSC	USD	14,092	(1.09%)	03/15/49	1,168	—	2,154	986
CMBX.NA.AJ.4	JPM	USD	434,211	(0.96%)	02/17/51	82,517	—	118,666	36,149
CMBX.NA.AJ.4	MSC	USD	360,198	(0.96%)	02/17/51	64,221	—	98,438	34,217
CMBX.NA.AJ.4	CSI	USD	202,303	(0.96%)	02/17/51	36,122	—	55,287	19,165
CMBX.NA.AJ.4	DEUT	USD	197,369	(0.96%)	02/17/51	36,648	—	53,938	17,290
CMBX.NA.AJ.4	MSC	USD	130,263	(0.96%)	02/17/51	21,774	—	35,599	13,825
CMBX.NA.AJ.4	CSI	USD	24,671	(0.96%)	02/17/51	4,456	—	6,742	2,286
CMBX.NA.AJ.4	MSC	USD	222,040	(0.96%)	02/17/51	86,800	—	60,681	(26,119)
CMBX.NA.AM.4	GSC	USD	40,000	(0.50%)	02/17/51	888	—	1,105	217
CMBX.NA.AM.4	CSI	USD	55,000	(0.50%)	02/17/51	1,497	—	1,519	22
CMBX.NA.AM.4	GSC	USD	160,000	(0.50%)	02/17/51	25,100	—	4,418	(20,682)
CMBX.NA.AS.6	CSI	USD	40,000	(1.00%)	05/11/63	—	(78)	240	318
CMBX.NA.AS.6	CSI	USD	145,000	(1.00%)	05/11/63	1,161	—	871	(290)
CMBX.NA.AS.6	CSI	USD	455,000	(1.00%)	05/11/63	5,843	—	2,735	(3,108)
CMBX.NA.AS.7	CSI	USD	60,000	(1.00%)	01/17/47	308	—	826	518
CMBX.NA.AS.7	CSI	USD	10,000	(1.00%)	01/17/47	167	—	138	(29)
CMBX.NA.AS.7	CSI	USD	70,000	(1.00%)	01/17/47	1,080	—	965	(115)
CMBX.NA.AS.7	GSC	USD	195,000	(1.00%)	01/17/47	4,352	—	2,686	(1,666)
CMBX.NA.AS.7	CSI	USD	240,000	(1.00%)	01/17/47	5,378	—	3,306	(2,072)
CMBX.NA.AS.7	GSC	USD	275,000	(1.00%)	01/17/47	7,929	—	3,574	(4,355)
CMBX.NA.AS.8	DEUT	USD	95,000	(1.00%)	10/17/57	7,070	—	3,138	(3,932)
CMBX.NA.BBB.7	DEUT	USD	75,000	(3.00%)	01/17/47	5,588	—	5,180	(408)
CMBX.NA.BBB.7	CSI	USD	75,000	(3.00%)	01/17/47	5,813	—	5,180	(633)
CMBX.NA.BBB.7	GSC	USD	60,000	(3.00%)	01/17/47	5,521	—	4,004	(1,517)
CMBX.NA.BBB.7	CSI	USD	150,000	(3.00%)	01/17/47	12,307	—	10,361	(1,946)

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

CMBX.NA.BBB.7	MSC	USD	65,000	(3.00%)	01/17/47	6,501	—	$4,338	(2,163)
CMBX.NA.BBB.7	DEUT	USD	80,000	(3.00%)	01/17/47	7,777	—	5,525	(2,252)
CMBX.NA.BBB.7	GSC	USD	110,000	(3.00%)	01/17/47	10,466	—	7,597	(2,869)
CMBX.NA.BBB.7	GSC	USD	120,000	(3.00%)	01/17/47	11,687	—	8,288	(3,399)
CMBX.NA.BBB.7	DEUT	USD	80,000	(3.00%)	01/17/47	10,146	—	5,525	(4,621)
CMBX.NA.BBB.7	GSC	USD	75,000	(3.00%)	01/17/47	10,669	—	5,180	(5,489)
CMBX.NA.BBB.7	MSC	USD	115,000	(3.00%)	01/17/47	14,202	—	7,944	(6,258)
CMBX.NA.BBB.7	MSC	USD	515,000	(3.00%)	01/17/47	46,898	—	35,323	(11,575)

Total						$1,493,245	$(10,230)	$1,474,037	$(8,978)

Sell protection:
CMBX.NA.AAA.6	MSC	USD	7,999,808	0.50%	05/11/63	$—	$(189,959)	$(77,834)	$112,125
CMBX.NA.AAA.6	JPM	USD	974,977	0.50%	05/11/63	—	(32,119)	(9,486)	22,633
CMBX.NA.AAA.6	DEUT	USD	874,979	0.50%	05/11/63	—	(21,327)	(8,513)	12,814
CMBX.NA.AAA.6	GSC	USD	1,034,975	0.50%	05/11/63	—	(12,073)	(10,070)	2,003
CMBX.NA.AAA.6	MSC	USD	1,853,956	0.50%	05/11/63	—	(15,965)	(18,038)	(2,073)
CMBX.NA.BB.6	CSI	USD	25,000	5.00%	05/11/63	—	(2,921)	(2,588)	333
CMBX.NA.BB.6	MSC	USD	607,000	5.00%	05/11/63	—	(38,875)	(62,839)	(23,964)
CMBX.NA.BB.8	GSC	USD	210,000	5.00%	10/17/57	—	(65,024)	(46,366)	18,658
CMBX.NA.BB.8	GSC	USD	125,000	5.00%	10/17/57	—	(42,134)	(27,598)	14,536
CMBX.NA.BB.8	MSC	USD	130,000	5.00%	10/17/57	—	(40,008)	(28,702)	11,306
CMBX.NA.BB.8	GSC	USD	130,000	5.00%	10/17/57	—	(39,117)	(28,702)	10,415
CMBX.NA.BB.8	CSI	USD	75,000	5.00%	10/17/57	—	(13,299)	(16,559)	(3,260)
CMBX.NA.BB.8	GSC	USD	75,000	5.00%	10/17/57	—	(12,057)	(16,559)	(4,502)
CMBX.NA.BB.8	MLI	USD	50,000	5.00%	10/17/57	—	(6,058)	(11,040)	(4,982)
CMBX.NA.BB.8	CSI	USD	75,000	5.00%	10/17/57	—	(10,935)	(16,559)	(5,624)
CMBX.NA.BB.8	MLI	USD	115,000	5.00%	10/17/57	—	(14,755)	(25,390)	(10,635)
CMBX.NA.BB.8	GSC	USD	115,000	5.00%	10/17/57	—	(13,582)	(25,391)	(11,809)
CMBX.NA.BB.8	BCLY	USD	115,000	5.00%	10/17/57	—	(13,274)	(25,390)	(12,116)
CMBX.NA.BB.8	MSC	USD	120,000	5.00%	10/17/57	—	(13,837)	(26,495)	(12,658)
CMBX.NA.BB.8	GSC	USD	110,000	5.00%	10/17/57	—	(11,274)	(24,286)	(13,012)
CMBX.NA.BB.8	UBS	USD	125,000	5.00%	10/17/57	—	(14,433)	(27,598)	(13,165)
CMBX.NA.BB.8	BCLY	USD	135,000	5.00%	10/17/57	—	(16,039)	(29,807)	(13,768)
CMBX.NA.BB.8	CSI	USD	135,000	5.00%	10/17/57	—	(15,802)	(29,806)	(14,004)
CMBX.NA.BB.8	MLI	USD	130,000	5.00%	10/17/57	—	(11,951)	(28,703)	(16,752)
CMBX.NA.BB.8	CSI	USD	165,000	5.00%	10/17/57	—	(19,599)	(36,430)	(16,831)
CMBX.NA.BB.8	CSI	USD	135,000	5.00%	10/17/57	—	(11,264)	(29,806)	(18,542)
CMBX.NA.BB.8	BOA	USD	145,000	5.00%	10/17/57	—	(10,170)	(32,014)	(21,844)
CMBX.NA.BB.8	CSI	USD	265,000	5.00%	10/17/57	—	(31,786)	(58,508)	(26,722)
CMBX.NA.BB.8	BCLY	USD	180,000	5.00%	10/17/57	—	(10,896)	(39,741)	(28,845)
CMBX.NA.BB.8	BCLY	USD	355,000	5.00%	10/17/57	—	(39,920)	(78,379)	(38,459)
CMBX.NA.BB.9	GSC	USD	115,000	5.00%	09/15/58	—	(32,163)	(28,244)	3,919
CMBX.NA.BB.9	GSC	USD	55,000	5.00%	09/15/58	—	(15,382)	(13,507)	1,875
CMBX.NA.BB.9	GSC	USD	55,000	5.00%	09/15/58	—	(15,250)	(13,508)	1,742
CMBX.NA.BB.9	MLI	USD	55,000	5.00%	09/17/58	—	(15,541)	(13,508)	2,033
CMBX.NA.BB.9	JPM	USD	60,000	5.00%	09/17/58	—	(16,497)	(14,736)	1,761
CMBX.NA.BB.9	MLI	USD	55,000	5.00%	09/17/58	—	(15,122)	(13,507)	1,615
CMBX.NA.BBB.8	GSC	USD	240,000	3.00%	10/17/57	—	(35,384)	(35,815)	(431)
PrimeX.ARM.2	MSC	USD	224,523	4.58%	12/25/37	—	(17,559)	9,429	26,988
PrimeX.ARM.2	JPM	USD	79,417	4.58%	12/25/37	2,295	—	3,335	1,040
PrimeX.ARM.2	MSC	USD	28,041	4.58%	12/25/37	937	—	1,178	241

Total						$3,232	$(953,351)	$(1,018,080)	$(67,961)

Total traded indices						$1,496,477	$(963,581)	$455,957	$(76,939)

Credit default swaps on single-name issues:
Buy protection:
Brazilian Government International Bond	GSC	USD	110,000	(1.00%)/2.85%	06/20/21	$12,083	$—	$9,094	$(2,989)
Colombian Government International Bond	GSC	USD	105,000	(1.00%)/1.94%	06/20/21	6,310	—	4,433	(1,877)
United Mexican States	GSC	USD	125,000	(1.00%)/0.66%	06/20/18	—	(470)	(954)	(484)
United Mexican States	BCLY	USD	175,000	(1.00%)/0.66%	06/20/18	—	(559)	(1,336)	(777)

Total						$18,393	$(1,029)	$11,237	$(6,127)

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Credit default swaps on single-name issues:
Sell protection:
Brazilian Government International Bond	GSC	USD	240,000	1.00%/2.85%	06/20/21	$—	$(22,372)	$(19,842)	$2,530
Russian Foreign Bond - Eurobond	JPM	USD	230,000	1.00%/1.94%	06/20/21	—	(15,857)	(7,812)	8,045

Total						$—	$(38,229)	$(27,654)	$10,575

Total single-name issues						$18,393	$(39,258)	$(16,417)	$4,448

Total OTC contracts						$1,514,870	$(1,002,839)	$439,540	$(72,491)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2016
Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.25	USD	346,500	(5.00%)	12/20/20	$(11,897)	$(17,894)	$(5,997)
CDX.NA.HY.26	USD	3,825,000	(5.00%)	06/20/21	(64,390)	(177,086)	(112,696)
CDX.NA.HY.26	USD	6,458,000	(5.00%)	06/20/21	(165,325)	(298,986)	(133,661)
CDX.NA.IG.26	USD	190,000	1.00%	06/20/21	2,528	2,585	57
CDX.NA.IG.26	USD	2,190,000	(1.00%)	06/20/21	(17,022)	(29,787)	(12,765)
ITRAXX.XOV.25	EUR	594,000	(5.00%)	06/20/21	(42,524)	(55,518)	(12,994)

Total					$(298,630)	$(576,686)	$(278,056)

Total					$(298,630)	$(576,686)	$(278,056)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at July 31, 2016
Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 3.21% based on the notional amount of currency delivered	09/21/21	DEUT	USD 87,203	CNH 570,000	$—	$(640)	$1,192	$1,832
Fixed Rate equal to 3.21% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/21/21	DEUT	CNH 570,000	USD 87,203	640	—	$(1,571)	(2,211)

Total						$640	$(640)	$(379)	$(379)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2016

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.89% Fixed	CPURNSA	USD	6,321,000	07/15/24	$—	$—	$(111,574)	$(111,574)

OTC Total Return Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	GSC	USD	4,416,009	(1M LIBOR + 0.85%)	08/29/16	$—	$—	$3,104	$3,104
iShares iBoxx $ High Yield Corporate Bond ETF	GSC	USD	1,765,000	(1M LIBOR + 2.37%)	09/20/16	—	(95)	51,300	51,395

Total						$—	$(95)	$54,404	$54,499

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/16	BNP	$324,237	$329,462	$5,225
AUD	Buy	08/31/16	BOA	324,293	329,462	5,169
AUD	Sell	08/31/16	GSC	432,150	431,945	205
BRL	Buy	08/02/16	GSC	145,952	146,400	448
BRL	Buy	08/02/16	CIB	146,650	146,399	(251)
BRL	Buy	08/17/16	GSC	142,197	142,553	356
BRL	Sell	08/02/16	GSC	146,650	146,399	251
BRL	Sell	08/02/16	CIB	140,500	146,400	(5,900)
BRL	Sell	08/17/16	BNP	169,442	179,341	(9,899)
BRL	Sell	08/17/16	MSC	678,721	784,808	(106,087)
CAD	Buy	08/31/16	TDB	647,580	655,748	8,168
CHF	Sell	08/31/16	BNP	221,348	225,332	(3,984)
CHF	Sell	08/31/16	BOA	216,955	221,198	(4,243)
CNY	Buy	09/21/16	SSG	84,049	84,757	708
COP	Sell	09/21/16	SSG	142,398	135,673	6,725
EUR	Buy	03/15/17	CBK	127,650	129,864	2,214
EUR	Buy	03/15/17	UBS	85,997	84,694	(1,303)
EUR	Buy	03/15/17	BOA	114,590	112,924	(1,666)
EUR	Buy	03/15/17	UBS	728,177	697,875	(30,302)
EUR	Sell	08/31/16	CBK	33,292	33,580	(288)
EUR	Sell	08/31/16	SSG	4,163,500	4,236,628	(73,128)
EUR	Sell	09/21/16	UBS	181,786	179,273	2,513
EUR	Sell	03/15/17	BOA	106,639	107,279	(640)
EUR	Sell	03/15/17	BOA	583,903	590,596	(6,693)
EUR	Sell	03/15/17	BOA	311,771	327,482	(15,711)
GBP	Sell	08/31/16	BCLY	212,078	211,854	224
GBP	Sell	08/31/16	CBK	1,488,117	1,505,490	(17,373)
HUF	Buy	08/15/16	SCB	33,826	33,428	(398)
IDR	Buy	09/21/16	GSC	419,343	430,192	10,849
IDR	Sell	09/21/16	SCB	104,182	107,548	(3,366)

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

IDR	Sell	09/21/16	DEUT	104,029	$107,548	(3,519)
IDR	Sell	09/21/16	HSBC	209,208	215,096	(5,888)
JPY	Sell	08/31/16	CSFB	1,478,819	1,534,348	(55,529)
PHP	Buy	09/21/16	JPM	2,564	2,540	(24)
RUB	Buy	06/21/17	CBK	28,530	27,859	(671)
THB	Buy	09/21/16	BCLY	177,822	179,831	2,009
THB	Sell	09/21/16	BOA	199,063	201,056	(1,993)
THB	Sell	09/21/16	CBK	375,637	380,744	(5,107)
TRY	Buy	09/21/16	GSC	286,357	278,069	(8,288)
TRY	Sell	09/21/16	BOA	280,661	278,070	2,591
UYU	Sell	09/28/16	HSBC	110,134	115,407	(5,273)
ZAR	Sell	09/21/16	JPM	260,581	270,000	(9,419)

Total						$(329,288)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
iBoxx	Markit i Boxx indices - Euro, Sterling, Asian, US Dollar and European high-yield bond markets

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$31,430,001	$—	$31,430,001	$—
Corporate Bonds	16,533,484	—	16,533,484	—
Foreign Government Obligations	3,654,408	—	3,654,408	—
Municipal Bonds	1,251,358	—	1,251,358	—
Senior Floating Rate Interests	14,543,833	—	14,543,833	—
U.S. Government Agencies	20,488,231	—	20,488,231	—
U.S. Government Securities	5,683,599	—	5,683,599	—
Short-Term Investments	2,918,327	2,918,327	—	—
Purchased Options	29,562	—	29,562	—
Foreign Currency Contracts(2)	47,655	—	47,655	—
Futures Contracts(2)	277,540	277,540	—	—
Swaps - Credit Default(2)	488,180	—	488,180	—
Swaps - Cross Currency(2)	1,832	—	1,832	—
Swaps - Total Return(2)	54,499	—	54,499	—

Total	$97,402,509	$3,195,867	$94,206,642	$—

Liabilities
Foreign Currency Contracts(2)	$(376,943)	$—	$(376,943)	$—
Futures Contracts(2)	(513,917)	(513,917)	—	—
Swaps - Credit Default(2)	(838,727)	—	(838,727)	—
Swaps - Cross Currency(2)	(2,211)	—	(2,211)	—
Swaps - Interest Rate(2)	(111,574)	—	(111,574)	—
TBA Sale Commitments	(1,899,563)	—	(1,899,563)	—
Written Options	(93,546)	—	(93,546)	—

Total	$(3,836,481)	$(513,917)	$(3,322,564)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Asset & Commercial Mortgage Backed Securities	Total

Beginning balance	$204,262	$204,262
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	(204,262)	(204,262)

Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $0.

(1)   Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford World Bond Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 14.0%
	Bermuda - 0.0%
	Cal Funding II Ltd.
$ 412,500	3.47%, 10/25/2027(1)	$403,085

	Canada - 0.1%
	CARDS II Trust
5,200,000	1.21%, 07/15/2021(1)(2)	5,200,000

	Cayman Islands - 2.9%
	A Voce CLO Ltd.
5,000,000	2.14%, 07/15/2026(1)(2)	4,950,250
	American Money Management Corp.
4,615,000	2.17%, 07/27/2026(1)(2)	4,600,347
	Apidos CLO
2,900,000	1.78%, 04/15/2025(1)(2)	2,868,590
3,380,000	2.11%, 07/22/2026(1)(2)	3,376,252
3,840,000	2.14%, 01/19/2025(1)(2)	3,830,934
	Ares CLO Ltd.
1,758,663	1.55%, 04/20/2023(1)(2)	1,742,672
3,845,000	2.20%, 04/17/2026(1)(2)	3,845,327
	Babson CLO Ltd.
2,725,000	1.80%, 04/20/2025(1)(2)	2,694,657
	Carlyle Global Market Strategies Ltd.
3,390,000	1.80%, 07/15/2025(1)(2)	3,351,110
875,000	1.83%, 04/18/2025(1)(2)	869,758
	Cent CLO Ltd.
2,335,000	2.11%, 11/07/2026(1)(2)	2,333,146
3,970,000	2.20%, 01/25/2026(1)(2)	3,943,520
2,780,000	2.22%, 07/27/2026(1)(2)	2,755,636
	CIFC Funding Ltd.
4,555,000	2.18%, 04/18/2025(1)(2)	4,545,339
	Dryden Senior Loan Fund
3,990,000	2.03%, 04/18/2026(1)(2)	3,972,659
7,900,000	2.16%, 07/15/2026(1)(2)	7,885,488
	Eaton Vance CLO Ltd.
2,455,000	2.13%, 07/15/2026(1)(2)	2,439,389
	Galaxy CLO Ltd.
250,000	2.27%, 01/24/2027(1)(2)	249,906
	Limerock CLO
4,130,000	2.18%, 04/18/2026(1)(2)	4,094,519
	Madison Park Funding Ltd.
3,735,000	2.00%, 10/23/2025(1)(2)	3,707,809
2,390,000	2.14%, 01/19/2025(1)(2)	2,381,635
3,760,000	2.20%, 07/20/2026(1)(2)	3,763,102
	Neuberger Berman CLO Ltd.
4,245,000	2.11%, 08/04/2025(1)(2)	4,238,628
	Oaktree EIF II Ltd.
650,000	2.18%, 02/15/2026(1)(2)	650,181
	OCP CLO Ltd.
4,455,000	2.21%, 04/17/2027(1)(2)	4,450,019
	OZLM Funding Ltd.
3,880,000	2.18%, 01/17/2026(1)(2)	3,885,327
3,995,000	2.23%, 04/17/2026(1)(2)	3,978,912
	Race Point CLO Ltd.
500,000	2.19%, 04/15/2027(1)(2)	497,305
	Seneca Park CLO Ltd.
1,555,000	2.16%, 07/17/2026(1)(2)	1,554,230
	Sheridan Square CLO Ltd.
2,435,000	1.85%, 04/15/2025(1)(2)	2,412,922
	Sound Point CLO Ltd.
2,850,000	2.14%, 10/20/2028(1)(2)(3)	2,850,000
	Voya CLO Ltd.
1,725,000	2.13%, 07/17/2026(1)(2)	1,721,824

		100,441,393

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	United Kingdom - 0.0%
	Canary Wharf Finance II plc
GBP 425,000	5.95%, 10/22/2037(4)	$756,744

	United States - 11.0%
	Adjustable Rate Mortgage Trust
$ 669,137	0.76%, 11/25/2035(2)	617,302
228,567	0.99%, 01/25/2036(2)	196,065
	Ally Auto Receivables Trust
975,000	2.01%, 08/17/2020	981,016
	Alternative Loan Trust
832,973	0.76%, 01/25/2036(2)	682,904
412,264	0.81%, 11/25/2035(2)	325,803
594,834	0.89%, 10/25/2036(2)	367,826
511,436	0.99%, 12/25/2035(2)	338,617
853,889	5.50%, 12/25/2035	717,104
891,529	5.75%, 05/25/2036	682,084
421,219	6.00%, 05/25/2036	322,333
710,294	6.50%, 08/25/2037	469,303
	American Credit Acceptance Receivables Trust
829	1.33%, 07/10/2018(1)	829
1,600,043	3.96%, 05/15/2019(1)	1,607,720
	American Home Mortgage Assets Trust
121,467	0.61%, 03/25/2047(2)	88,381
1,039,149	0.68%, 09/25/2046(2)	714,398
688,774	0.68%, 10/25/2046(2)	463,667
548,127	1.40%, 10/25/2046(2)	383,838
	AmeriCredit Automobile Receivables Trust
240,883	1.69%, 11/08/2018	241,043
1,780,000	2.35%, 12/10/2018	1,786,757
	Banc of America Commercial Mortgage Trust
2,475,000	3.12%, 09/15/2048(1)(2)	1,368,603
1,527,458	5.49%, 02/10/2051	1,562,723
	Banc of America Funding Trust
1,723,421	0.72%, 02/20/2047(2)	1,421,812
303,007	5.77%, 05/25/2037(2)	273,121
373,194	5.85%, 01/25/2037(5)	318,847
672,014	6.05%, 10/25/2036(5)	556,460
	Banc of America Mortgage Trust
1,661,289	2.87%, 09/25/2035(2)	1,522,368
986,039	3.25%, 07/25/2033(2)	985,583
	Bear Stearns Adjustable Rate Mortgage Trust
1,579,785	2.46%, 08/25/2035(2)	1,573,980
1,334,203	2.95%, 10/25/2035(2)	1,319,433
1,115,006	3.21%, 07/25/2036(2)	964,827
1,133,921	4.69%, 06/25/2047(2)	1,005,614
	Bear Stearns Alt-A Trust
602,814	0.81%, 08/25/2036(2)	453,473
1,869,746	0.99%, 01/25/2036(2)	1,508,057
671,336	3.19%, 09/25/2035(2)	600,598
	Bear Stearns Mortgage Funding Trust
1,958,691	0.67%, 10/25/2036(2)	1,519,973
572,353	0.69%, 02/25/2037(2)	455,972
	Cabela’s Master Credit Card Trust
1,805,000	1.13%, 08/16/2021(1)(2)	1,801,108
1,790,000	2.25%, 07/17/2023	1,818,124
	Capital Auto Receivables Asset Trust
555,000	2.43%, 09/21/2020	560,024
	CarMax Auto Owner Trust
2,410,000	1.88%, 11/15/2019	2,423,011
1,120,000	1.93%, 11/15/2019	1,127,268
1,745,000	2.08%, 01/15/2020	1,754,814
	CD Mortgage Trust
112,262	5.89%, 11/15/2044(2)	115,938
	CFCRE Commercial Mortgage Trust
1,935,000	3.83%, 12/15/2047	2,091,284

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Chase Mortgage Finance Trust
$ 2,771,062	2.70%, 12/25/2035(2)	$2,524,206
	ChaseFlex Trust
208,290	5.50%, 06/25/2035	183,835
	CHL Mortgage Pass-Through Trust
1,317,019	1.17%, 03/25/2035(2)	1,033,006
577,537	2.78%, 03/20/2036(2)	468,248
2,249,283	2.91%, 06/20/2035(2)	2,092,833
1,971,124	3.03%, 04/25/2037(2)	1,779,452
	Chrysler Capital Auto Receivables Trust
1,836,753	1.27%, 03/15/2019(1)	1,837,737
	Citigroup Commercial Mortgage Trust
365,000	3.62%, 07/10/2047	402,619
770,000	4.40%, 03/10/2047(1)(2)	494,209
	Citigroup Mortgage Loan Trust
522,751	3.09%, 07/25/2036(2)	366,383
	Cobalt CMBS Commercial Mortgage Trust
1,175,000	5.25%, 08/15/2048	1,177,898
	Commercial Mortgage Loan Trust
3,468,078	6.09%, 12/10/2049(2)	3,592,628
	Commercial Mortgage Pass-Through Certificates
34,512,564	1.00%, 02/10/2047(2)(6)	1,277,659
1,080,000	4.24%, 02/10/2047(2)	1,234,503
1,795,000	4.75%, 10/15/2045(1)(2)	1,107,856
	Commercial Mortgage Trust
2,605,000	2.85%, 10/15/2045	2,748,543
1,590,000	3.10%, 03/10/2046	1,696,234
2,415,000	3.46%, 08/10/2055(2)	1,815,498
2,675,000	3.53%, 12/10/2047	2,931,180
465,000	3.61%, 06/10/2046(2)	511,327
1,785,000	3.61%, 10/10/2048	1,963,937
2,320,000	3.63%, 10/10/2048	2,539,133
2,140,000	4.02%, 07/10/2045	2,403,138
2,950,000	4.05%, 04/10/2047	3,326,349
1,280,000	4.07%, 02/10/2047(2)	1,448,551
1,885,000	4.57%, 10/15/2045(1)(2)	1,284,119
612,002	5.44%, 03/10/2039	617,491
315,973	5.74%, 12/10/2049	327,085
	Community or Commercial Mortgage Trust
3,810,000	3.69%, 08/10/2047	4,166,737
1,880,000	4.23%, 07/10/2045(2)	2,149,784
	Connecticut Avenue Securities
1,601,015	2.49%, 10/25/2023(2)	1,615,550
	Countrywide Alternative Loan Trust
699,022	0.63%, 04/25/2047(2)	556,882
863,580	1.29%, 12/25/2035(2)	678,701
	Countrywide Home Loans, Inc.
1,317,562	2.64%, 11/20/2035(2)	1,098,095
846,561	2.79%, 09/25/2047(2)	747,531
	CPS Auto Receivables Trust
225,640	1.64%, 04/16/2018(1)	225,663
	CPS Auto Trust
298,196	1.94%, 03/16/2020(1)	296,964
	Credit Suisse Commercial Mortgage Trust
816,443	5.75%, 03/25/2036	748,410
70,000	6.07%, 02/15/2041(2)	72,517
	Credit Suisse First Boston Mortgage Securities Corp.
44,800	4.88%, 04/15/2037	40,710
	CSAIL Commercial Mortgage Trust
54,122,530	0.89%, 06/15/2057(2)(6)	2,981,973
15,028,185	0.96%, 04/15/2050(2)(6)	880,308
3,560,000	3.81%, 11/15/2048	3,965,732
	CSMC Trust
2,545,130	3.50%, 08/25/2043(1)(2)	2,600,606
	DB Master Finance LLC
903,563	3.26%, 02/20/2045(1)	910,126

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	DBUBS Mortgage Trust
$ 1,191,550	0.86%, 11/10/2046(1)(2)(6)	$28,201
	Discover Card Execution Note Trust
1,805,000	1.45%, 03/15/2021	1,816,105
	DSLA Mortgage Loan Trust
157,597	0.84%, 01/19/2045(2)	135,535
2,287,655	1.36%, 03/19/2046(2)	1,847,464
	DT Auto Owner Trust
1,700,000	1.88%, 05/15/2019(1)	1,695,358
	Enterprise Fleet Financing LLC
1,969,307	1.51%, 03/20/2019(1)	1,970,271
1,500,000	2.09%, 02/22/2021(1)	1,508,073
	Exeter Automobile Receivables Trust
753,925	1.54%, 11/15/2019(1)	752,360
	First Investors Automotive Owner Trust
985,386	1.49%, 01/15/2020(1)	984,321
	Ford Credit Floorplan Master Owner Trust
500,000	A 1.69%, 09/15/2019	501,448
	FREMF Mortgage Trust
1,195,000	3.39%, 07/25/2022(1)(2)	1,163,130
1,190,000	3.72%, 10/25/2048(1)(2)	1,168,743
	GE Commercial Mortgage Corp.
825,000	5.61%, 12/10/2049(2)	798,150
	GLS Auto Receivables Trust
3,194,028	2.73%, 10/15/2020(1)	3,192,624
	GMAC Mortgage Corp. Loan Trust
477,456	3.19%, 09/19/2035(2)	437,780
806,801	3.37%, 04/19/2036(2)	690,037
	GreatAmerica Leasing Receivables
1,260,000	1.86%, 08/15/2020(1)	1,258,821
	Green Tree Agency Advance Funding Trust I
975,000	3.10%, 10/15/2048(1)	975,371
1,705,000	3.19%, 10/15/2046(1)	1,706,074
	GreenPoint Mortgage Funding Trust
588,673	0.65%, 02/25/2037(2)	518,032
568,268	0.75%, 10/25/2045(2)	490,371
	GS Mortgage Securities Trust
3,750,000	3.27%, 11/10/2048	2,897,610
2,470,000	3.38%, 05/10/2045	2,654,220
5,705,000	3.38%, 05/10/2050	6,170,293
2,330,000	3.58%, 06/10/2047(1)	1,381,692
615,000	3.67%, 04/10/2047(1)	320,581
1,742,000	3.72%, 01/10/2047(1)	980,320
4,725,242	4.07%, 01/10/2047	5,326,453
2,650,000	4.51%, 11/10/2047(1)(2)	2,129,890
1,300,000	4.87%, 04/10/2047(1)(2)	1,012,469
	GSAA Home Equity Trust
681,279	0.54%, 12/25/2046(2)	426,172
3,211,653	0.56%, 12/25/2046(2)	1,680,139
1,605,848	0.57%, 02/25/2037(2)	847,544
2,592,228	0.59%, 03/25/2037(2)	1,331,975
2,448,507	0.61%, 05/25/2047(2)	1,847,818
1,269,636	0.67%, 11/25/2036(2)	641,395
1,065,055	0.71%, 05/25/2047(2)	751,394
1,767,491	0.72%, 04/25/2047(2)	1,175,089
1,884,304	0.81%, 04/25/2047(2)	1,245,081
707,308	5.88%, 09/25/2036(5)	387,607
551,707	5.99%, 06/25/2036(2)	283,645
	GSR Mortgage Loan Trust
4,071,337	2.95%, 01/25/2036(2)	3,762,559
803,977	3.01%, 07/25/2035(2)	743,982
275,502	3.18%, 05/25/2037(2)	224,660
1,616,436	3.30%, 10/25/2035(2)	1,422,430
	HarborView Mortgage Loan Trust
1,766,049	0.67%, 01/19/2038(2)	1,474,780
2,767,138	0.72%, 12/19/2036(2)	2,053,338

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 213,712	0.81%, 09/19/2035(2)	$171,649
1,781,281	1.18%, 01/19/2035(2)	1,182,459
483,408	1.49%, 10/25/2037(2)	422,221
	Hilton USA Trust
888,580	3.22%, 11/05/2030(1)(2)	890,895
	Huntington Auto Trust
1,065,000	1.95%, 06/15/2021	1,071,380
	Hyundai Automotive Receivables Trust
540,000	2.10%, 11/15/2019	544,195
	Impac CMB Trust
676,100	1.29%, 10/25/2034(2)	621,834
	IndyMac INDA Mortgage Loan Trust
1,301,145	2.99%, 12/25/2036(2)	1,144,220
322,962	3.15%, 09/25/2036(2)	256,739
	IndyMac Index Mortgage Loan Trust
1,554,133	0.69%, 10/25/2036(2)	1,257,627
80,258	0.73%, 07/25/2035(2)	69,872
766,943	0.77%, 07/25/2035(2)	621,977
1,581,539	0.89%, 07/25/2046(2)	941,095
479,392	3.00%, 08/25/2035(2)	360,013
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,535,924	4.42%, 12/15/2047(1)(2)	1,240,630
	JP Morgan Chase Commercial Mortgage Securities Trust
4,793,739	1.98%, 02/12/2051(2)	4,640,856
3,059,000	2.73%, 10/15/2045(1)(2)	1,702,334
950,000	2.83%, 10/15/2045	1,000,653
700,000	4.00%, 08/15/2046(1)(2)	573,767
2,825,000	4.17%, 08/15/2046	3,094,512
1,910,000	4.66%, 10/15/2045(1)(2)	1,836,913
4,500,307	5.70%, 02/12/2049(2)	4,590,785
	JP Morgan Mortgage Trust
983,298	2.58%, 11/25/2035(2)	912,904
339,006	2.90%, 10/25/2036(2)	317,837
2,722,034	2.94%, 02/25/2035(2)	2,753,364
1,796,938	2.96%, 08/25/2036(2)	1,559,552
1,577,853	2.97%, 05/25/2036(2)	1,421,253
1,706,680	3.00%, 09/25/2044(1)(2)	1,736,309
219,657	6.00%, 01/25/2037	182,015
	JPMBB Commercial Mortgage Securities Trust
69,799,862	0.87%, 09/15/2047(2)(6)	2,734,919
1,895,000	3.60%, 11/15/2048	2,075,057
2,340,000	3.74%, 10/15/2048(1)(2)	1,741,911
845,000	3.78%, 08/15/2047	939,236
	Lehman XS Trust
746,341	0.68%, 11/25/2046(2)	597,906
1,013,215	1.30%, 09/25/2047(2)	817,282
	Long Beach Mortgage Loan Trust
1,597,294	1.11%, 08/25/2033(2)	1,443,785
	LSTAR Securities Investment Trust
3,062,709	2.46%, 12/01/2021(1)(2)	3,024,392
2,750,376	2.47%, 01/01/2020(1)(2)	2,719,435
930,366	2.47%, 03/01/2020(1)(2)	918,035
2,355,422	2.47%, 04/01/2020(1)(2)	2,320,091
3,100,816	2.47%, 05/01/2020(1)(2)	3,052,626
1,209,662	2.47%, 08/01/2020(1)(2)	1,198,710
1,495,209	3.57%, 09/01/2021(1)(2)	1,508,422
	Luminent Mortgage Trust
827,697	0.75%, 11/25/2035(2)	741,545
	MASTR Adjustable Rate Mortgages Trust
999,530	0.73%, 05/25/2037(2)	613,528
	Merrill Lynch Mortgage Investors Trust
4,907,222	2.60%, 12/25/2034(2)	4,907,141
138,807	2.64%, 05/25/2033(2)	135,933
1,040,655	2.98%, 07/25/2035(2)	820,638
	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust
1,584,657	0.64%, 06/25/2036(2)	1,402,541

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Morgan Stanley Bank of America Merrill Lynch Trust
$ 13,261,783	1.13%, 10/15/2048(2)(6)	$989,249
1,480,000	2.92%, 02/15/2046	1,558,595
3,840,000	3.06%, 10/15/2048(1)	2,796,564
2,090,000	3.13%, 12/15/2048	2,228,220
2,930,000	4.08%, 07/15/2046(2)	3,315,327
1,505,000	4.50%, 08/15/2045(1)	1,086,337
	Morgan Stanley Capital I Trust
2,990,449	3.24%, 03/15/2045	3,191,186
1,555,000	5.15%, 07/15/2049(1)(2)	1,226,233
100,000	5.43%, 09/15/2047(1)(2)	112,797
1,397,246	5.57%, 12/15/2044	1,439,960
48,092	5.64%, 06/11/2042(2)	49,498
507,770	6.28%, 01/11/2043(2)	533,982
2,728,000	6.28%, 01/11/2043(1)(2)	2,709,258
	Morgan Stanley Mortgage Loan Trust
1,834,355	0.66%, 11/25/2036(2)	793,387
560,284	2.93%, 06/25/2037(2)	379,994
213,200	3.02%, 05/25/2036(2)	151,576
	Morgan Stanley Re-Remic Trust
1,091,414	5.80%, 08/15/2045(1)(2)	1,109,875
	Nationstar HECM Loan Trust
571,176	2.24%, 06/25/2026(1)	571,175
761,782	2.88%, 11/25/2025(1)	761,782
	New Residential Mortgage Loan Trust
1,052,745	3.75%, 11/25/2035(1)(2)	1,085,304
	Newstar Commercial Lease Funding LLC
439,388	3.27%, 04/15/2019(1)	438,427
	Nomura Asset Acceptance Corp. Alternative Loan Trust
868,712	4.20%, 06/25/2036(2)	651,517
	NRZ Advance Receivables Trust
2,755,000	3.20%, 11/15/2047(1)	2,781,651
3,220,000	3.30%, 08/17/2048(1)	3,237,723
	Ocwen Master Advance Receivables Trust
3,905,000	3.21%, 11/15/2047(1)	3,911,838
1,715,000	3.52%, 09/17/2046(1)	1,714,345
	OneMain Financial Issuance Trust
845,000	3.66%, 02/20/2029(1)	868,804
	Prime Mortgage Trust
425,912	5.50%, 06/25/2036	396,463
	RBSGC Mortgage Pass-Through Certificates
745,891	6.25%, 01/25/2037	677,976
	Renaissance Home Equity Loan Trust
3,078,334	1.01%, 03/25/2034(2)	2,963,396
	Residential Accredit Loans, Inc.
879,286	0.79%, 04/25/2036(2)	631,466
842,686	1.26%, 09/25/2046(2)	592,895
1,912,947	1.73%, 11/25/2037(2)	1,291,693
	Residential Asset Securitization Trust
480,153	0.94%, 03/25/2035(2)	377,908
	Residential Funding Mortgage Securities, Inc.
3,159,128	3.22%, 08/25/2035(2)	2,359,914
661,669	3.46%, 04/25/2037(2)	561,428
144,811	5.75%, 01/25/2036	116,901
193,010	6.00%, 04/25/2037	171,086
245,024	6.00%, 07/25/2037	226,677
	Sequoia Mortgage Trust
2,143,054	1.15%, 06/20/2033(2)	2,023,702
723,313	5.98%, 07/20/2037(2)	643,172
	SFAVE Commercial Mortgage Securities Trust
1,935,000	3.87%, 01/05/2043(1)(2)	2,021,828
3,665,000	4.14%, 01/05/2043(1)(2)	3,863,271
	Skopos Auto Receivables Trust
1,631,832	3.55%, 02/15/2020(1)	1,629,888
	Social Professional Loan Program
1,572,335	2.72%, 10/27/2036(1)	1,604,220

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	SpringCastle America Funding LLC
$ 1,280,491	2.70%, 05/25/2023(1)	$1,284,076
	Springleaf Funding Trust
1,137,406	2.41%, 12/15/2022(1)	1,138,955
2,205,000	3.16%, 11/15/2024(1)	2,223,791
3,215,000	3.48%, 05/15/2028(1)	3,239,187
	Springleaf Mortgage Loan Trust
1,323,301	1.78%, 12/25/2065(1)(2)	1,322,149
3,065,000	2.31%, 06/25/2058(1)(2)	3,062,090
1,725,000	3.14%, 06/25/2058(1)(2)	1,722,575
920,000	3.52%, 12/25/2065(1)(2)	919,121
2,770,000	3.79%, 09/25/2057(1)(2)	2,775,263
	Structured Adjustable Rate Mortgage Loan Trust
969,359	0.79%, 09/25/2034(2)	838,259
1,869,968	3.03%, 06/25/2035(2)	1,630,192
	Structured Asset Mortgage Investments II Trust
589,178	0.72%, 02/25/2036(2)	472,359
	Structured Asset Securities Corp.
1,321,973	5.75%, 06/25/2035	1,256,676
	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs
324,399	3.09%, 11/25/2033(2)	318,822
	TAL Advantage LLC
852,542	2.83%, 02/22/2038(1)	815,295
	Terwin Mortgage Trust
1,944,272	1.43%, 12/25/2034(2)	1,902,542
	Thornburg Mortgage Securities Trust
1,138,460	2.54%, 04/25/2045(2)	1,140,094
	Towd Point Mortgage Trust
1,885,000	2.25%, 08/25/2055(1)(2)	1,882,293
3,574,027	2.75%, 04/25/2055(1)(2)	3,614,604
1,159,280	2.75%, 05/25/2055(1)(2)	1,171,826
1,150,100	2.75%, 08/25/2055(1)(2)	1,166,527
1,948,373	3.00%, 03/25/2054(1)(2)	1,962,847
	UBS-Barclays Commercial Mortgage Trust
5,950,000	3.19%, 03/10/2046	6,366,368
1,095,000	4.09%, 03/10/2046(1)(2)	766,663
	WaMu Mortgage Pass-Through Certificates Trust
1,002,623	0.91%, 06/25/2044(2)	898,468
2,294,533	0.91%, 07/25/2044(2)	2,177,850
252,552	1.26%, 12/25/2046(2)	195,583
1,916,325	2.00%, 01/25/2037(2)	1,592,099
905,675	2.19%, 11/25/2046(2)	806,905
2,349,042	2.50%, 10/25/2036(2)	2,040,927
2,012,131	2.52%, 06/25/2037(2)	1,717,014
914,544	2.79%, 08/25/2036(2)	811,863
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2,509,407	0.58%, 02/25/2037(2)	1,598,624
	Wells Fargo Commercial Mortgage Trust
2,845,000	2.88%, 05/15/2048(1)(2)	1,460,289
3,900,000	2.92%, 10/15/2045	4,134,660
1,890,000	3.36%, 09/15/2058(1)	1,138,511
375,000	4.10%, 05/15/2048(2)	307,415
	Wells Fargo Mortgage Backed Securities Trust
1,021,698	2.79%, 12/28/2037(2)	934,429
358,242	2.81%, 10/25/2036(2)	329,692
1,745,000	3.01%, 10/25/2035(2)	1,665,207
	Westlake Automobile Receivables Trust
487,518	1.17%, 03/15/2018(1)	487,457
320,000	1.57%, 06/17/2019(1)	319,889
3,440,000	2.45%, 01/15/2021(1)	3,439,850
1,765,000	3.29%, 09/15/2021(1)	1,785,506
1,830,000	4.40%, 05/17/2021(1)	1,846,975
	WF-RBS Commercial Mortgage Trust
15,513,284	1.40%, 03/15/2047(2)(6)	1,032,269
915,000	3.07%, 03/15/2045	972,705
2,430,000	4.00%, 05/15/2047	2,733,436

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 830,000	4.90%, 06/15/2044(1)(2)	$945,640
515,000	5.00%, 06/15/2044(1)(2)	448,741
810,000	5.00%, 04/15/2045(1)(2)	476,989
935,000	5.57%, 04/15/2045(1)(2)	967,620
	WFRBS Commercial Mortgage Trust
395,160	4.10%, 03/15/2047	446,757
	World Omni Auto Receivables Trust
535,000	2.15%, 08/15/2022	539,940

		387,750,721

	Total Asset & Commercial Mortgage Backed Securities (cost $495,851,373)	494,551,943

Corporate Bonds - 24.5%
	Argentina - 0.1%
	Cablevision S.A.
1,820,000	6.50%, 06/15/2021(1)	1,874,600

	Australia - 0.1%
	BHP Billiton Finance USA Ltd.
4,000,000	1.63%, 02/24/2017	4,010,260

	Bermuda - 0.0%
	Aircastle Ltd.
560,000	5.00%, 04/01/2023	587,328

	British Virgin Islands - 0.1%
	Gerdau Trade, Inc.
2,280,000	4.75%, 04/15/2023(1)	2,052,000

	Canada - 0.6%
	Bombardier, Inc.
2,435,000	6.13%, 01/15/2023(1)	2,114,116
	ConocoPhillips Canada Funding Co. I
4,600,000	5.63%, 10/15/2016	4,640,462
	MEG Energy Corp.
1,130,000	6.38%, 01/30/2023(1)	796,650
1,370,000	7.00%, 03/31/2024(1)	993,250
	New Gold, Inc.
125,000	6.25%, 11/15/2022(1)	127,188
	Teck Resources Ltd.
1,800,000	8.00%, 06/01/2021(1)	1,921,500
3,135,000	8.50%, 06/01/2024(1)	3,409,312
	Telesat Canada / Telesat LLC
1,300,000	6.00%, 05/15/2017(1)	1,296,750
	Tembec Industries, Inc.
1,155,000	9.00%, 12/15/2019(1)	903,787
	Valeant Pharmaceuticals International, Inc.
3,105,000	5.88%, 05/15/2023(1)	2,584,912
2,825,000	6.13%, 04/15/2025(1)	2,344,750

		21,132,677

	France - 0.2%
	BNP Paribas S.A.
2,555,000	7.63%, 03/30/2021(1)(2)(7)	2,654,645
	Credit Agricole S.A.
4,220,000	8.13%, 12/23/2025(1)(2)(7)	4,441,550

		7,096,195

	Ireland - 0.3%
	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
1,760,000	3.95%, 02/01/2022	1,843,037
4,300,000	4.50%, 05/15/2021	4,590,250
535,000	4.63%, 10/30/2020	571,781
	Ardagh Packaging Finance plc
EUR 2,450,000	6.75%, 05/15/2024(4)	2,869,209
$ 1,636,000	7.25%, 05/15/2024(1)	1,725,980

		11,600,257

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Italy - 0.0%
	Intesa Sanpaolo S.p.A.
$ 430,000	7.70%, 09/17/2025(1)(2)(7)	$390,225

	Japan - 0.0%
	SoftBank Group Corp.
1,230,000	4.50%, 04/15/2020(1)	1,276,125

	Luxembourg - 0.9%
	Actavis Funding SCS
13,225,000	1.85%, 03/01/2017	13,269,317
	Altice Financing S.A.
EUR 1,185,000	6.50%, 01/15/2022(4)	1,407,633
$ 3,845,000	7.50%, 05/15/2026(1)	3,883,450
	ArcelorMittal
1,100,000	6.50%, 03/01/2021	1,160,500
825,000	7.25%, 02/25/2022	903,375
	Ardagh Finance Holdings S.A.
EUR 554,179	8.38%, 06/15/2019(1)(8)	642,682
	Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is
$ 7,800,000	5.63%, 12/15/2016(1)	7,809,750
	Cirsa Funding Luxembourg S.A.
EUR 1,005,000	5.75%, 05/15/2021(1)	1,171,871
	FAGE International S.A. / FAGE USA Dairy Industry, Inc.
$ 500,000	5.63%, 08/15/2026(1)	510,625
	Wind Acquisition Finance S.A.
EUR 1,160,000	4.00%, 07/15/2020(1)	1,300,123

		32,059,326

	Mexico - 0.5%
	Cemex S.A.B. de C.V.
$ 2,500,000	5.88%, 03/25/2019(4)	2,571,600
2,245,000	6.13%, 05/05/2025(1)	2,306,738
200,000	7.75%, 04/16/2026(1)	222,000
	Petroleos Mexicanos
10,175,000	5.75%, 03/01/2018	10,663,400

		15,763,738

	Netherlands - 1.0%
	Cimpress N.V.
4,000,000	7.00%, 04/01/2022(1)	4,080,000
	Constellium N.V.
1,445,000	7.88%, 04/01/2021(1)	1,513,638
	NXP B.V. / NXP Funding LLC
440,000	3.75%, 06/01/2018(1)	449,900
1,175,000	4.13%, 06/01/2021(1)	1,210,250
	Petrobras Global Finance B.V.
2,265,000	4.38%, 05/20/2023	1,942,237
1,555,000	5.63%, 05/20/2043	1,135,150
	Shell International Finance B.V.
7,100,000	1.90%, 08/10/2018	7,205,080
2,865,000	2.00%, 11/15/2018	2,915,808
	Teva Pharmaceutical Finance Netherlands III B.V.
13,425,000	1.40%, 07/20/2018	13,469,168

		33,921,231

	Spain - 0.3%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 1,600,000	7.00%, 02/19/2019(2)(4)(7)	1,618,414
$ 2,800,000	9.00%, 05/09/2018(2)(4)(7)	2,891,000
	Banco Santander S.A.
EUR 3,000,000	6.25%, 03/12/2019(2)(4)(7)	2,985,732
	NH Hotel Group S.A.
3,390,000	6.88%, 11/15/2019(1)	4,151,969

		11,647,115

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Switzerland - 0.1%
	Credit Suisse Group AG
$ 3,270,000	6.25%, 12/18/2024(2)(4)(7)	$3,159,670

	United Kingdom - 1.5%
	Anglo American Capital plc
250,000	3.63%, 05/14/2020(1)	241,875
1,685,000	4.88%, 05/14/2025(1)	1,638,662
285,000	9.38%, 04/08/2019(1)	328,106
	Barclays Bank plc
2,180,000	1.13%, 09/12/2016(2)(7)	1,215,442
GBP 550,000	14.00%, 06/15/2019(2)(4)(7)	914,421
	BP Capital Markets plc
$ 8,485,000	1.05%, 11/07/2016(2)	8,490,278
6,475,000	1.27%, 09/26/2018(2)	6,466,162
4,225,000	1.38%, 11/06/2017	4,234,730
	HSBC Bank plc
2,620,000	1.19%, 09/30/2016(2)(7)	1,541,765
	Imperial Brands Finance plc
6,190,000	2.05%, 02/11/2018(4)	6,235,206
	Ineos Finance plc
EUR 1,590,000	4.00%, 05/01/2023(1)	1,804,285
	Lloyds Banking Group plc
GBP 625,000	7.00%, 06/27/2019(2)(4)(7)	810,613
	National Westminster Bank plc
$ 1,270,000	1.38%, 01/11/2017(2)(7)	698,500
EUR 725,000	1.86%, 10/05/2016(2)(7)	729,480
	Nationwide Building Society
GBP 1,050,000	6.88%, 06/20/2019(2)(4)(7)	1,335,774
	Royal Bank of Scotland Group plc
$ 1,430,000	7.50%, 08/10/2020(2)(7)	1,388,530
	Tesco plc
2,925,000	2.70%, 01/05/2017(4)	2,928,217
6,775,000	5.50%, 11/15/2017(1)	7,062,287
	Tullow Oil plc
545,000	6.00%, 11/01/2020(1)	446,900
1,745,000	6.25%, 04/15/2022(1)	1,426,538
	Virgin Media Secured Finance plc
GBP 1,225,000	5.50%, 01/15/2021	1,746,871
	Vougeot Bidco plc
215,000	7.88%, 07/15/2020(4)	295,923
	Worldpay Finance plc
EUR 810,000	3.75%, 11/15/2022(1)	946,332

		52,926,897

	United States - 18.8%
	21st Century Fox America, Inc.
$ 4,200,000	8.00%, 10/17/2016	4,258,796
	Activision Blizzard, Inc.
15,060,000	5.63%, 09/15/2021(1)	15,760,968
7,145,000	6.13%, 09/15/2023(1)	7,796,981
	Advanced Micro Devices, Inc.
2,990,000	6.75%, 03/01/2019	2,977,861
	AK Steel Corp.
2,745,000	7.63%, 05/15/2020	2,700,394
955,000	7.63%, 10/01/2021	916,800
440,000	8.38%, 04/01/2022	441,100
	Alcatel-Lucent USA, Inc.
2,815,000	6.45%, 03/15/2029	2,990,937
	Alere, Inc.
2,770,000	6.38%, 07/01/2023(1)	2,773,462
1,970,000	6.50%, 06/15/2020	1,935,525
1,050,000	7.25%, 07/01/2018	1,060,500
	Ally Financial, Inc.
6,125,000	3.25%, 02/13/2018	6,186,250
1,580,000	8.00%, 12/31/2018	1,755,775

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	American Builders & Contractors Supply Co., Inc.
$ 220,000	5.63%, 04/15/2021(1)	$227,150
680,000	5.75%, 12/15/2023(1)	715,700
	American Electric Power Co., Inc.
9,225,000	1.65%, 12/15/2017	9,253,791
	Amsurg Corp.
575,000	5.63%, 07/15/2022	603,750
	Anadarko Petroleum Corp.
1,615,000	4.50%, 07/15/2044	1,418,553
165,000	4.85%, 03/15/2021	174,698
110,000	5.55%, 03/15/2026	120,074
9,552,000	6.38%, 09/15/2017	10,014,833
190,000	6.60%, 03/15/2046	218,919
	Antero Resources Corp.
380,000	5.38%, 11/01/2021	363,850
980,000	5.63%, 06/01/2023	927,325
	APX Group, Inc.
1,215,000	7.88%, 12/01/2022(1)	1,278,788
	Aramark Services, Inc.
344,000	5.75%, 03/15/2020	354,320
	Ashtead Capital, Inc.
800,000	6.50%, 07/15/2022(1)	844,000
	Avnet, Inc.
70,000	6.63%, 09/15/2016	70,417
	Bank of America Corp.
EUR 1,800,000	0.40%, 05/23/2017(2)	2,010,388
$ 8,500,000	2.00%, 01/11/2018	8,556,142
4,700,000	6.88%, 04/25/2018	5,118,314
	Berkshire Hathaway Finance Corp.
8,985,000	1.70%, 03/15/2019	9,131,491
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
2,045,000	6.13%, 11/15/2022(1)	1,922,300
	BMW US Capital LLC
15,675,000	1.50%, 04/11/2019(1)	15,779,819
	Boyd Gaming Corp.
930,000	6.38%, 04/01/2026(1)	991,613
	Builders FirstSource, Inc.
1,729,000	7.63%, 06/01/2021(1)	1,832,740
	California Resources Corp.
5,025,000	8.00%, 12/15/2022(1)	3,217,005
	CDW LLC / CDW Finance Corp.
1,360,000	5.00%, 09/01/2023	1,387,200
925,000	6.00%, 08/15/2022	987,438
	CEC Entertainment, Inc.
2,340,000	8.00%, 02/15/2022	2,304,900
	Celgene Corp.
4,090,000	2.25%, 05/15/2019	4,173,755
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
3,875,000	6.38%, 09/15/2020(1)	3,996,094
	Change Healthcare Holdings, Inc.
25,000	11.00%, 12/31/2019	26,438
	Charter Communications Operating LLC / Charter Communications Operating Capital
720,000	6.83%, 10/23/2055(1)	900,302
	Chemours Co.
955,000	6.63%, 05/15/2023	823,688
330,000	7.00%, 05/15/2025	280,500
	Chinos Intermediate Holdings A, Inc.
1,198,875	7.75%, 05/01/2019(1)(8)	386,637
	Citigroup, Inc.
13,650,000	1.70%, 04/27/2018	13,692,260
	Citizens Bank NA/Providence RI
10,280,000	2.50%, 03/14/2019	10,453,033
	Cloud Crane LLC
1,710,000	10.13%, 08/01/2024(1)	1,761,300

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	CNH Industrial Capital LLC
3,760,000	4.38%, 11/06/2020	3,868,213
$ 3,535,000	6.25%, 11/01/2016	$3,565,931
	Community Health Systems, Inc.
123,000	5.13%, 08/15/2018	124,461
4,350,000	6.88%, 02/01/2022	3,741,000
1,930,000	7.13%, 07/15/2020	1,755,103
	Concho Resources, Inc.
1,865,000	5.50%, 04/01/2023	1,841,688
	Continental Resources, Inc.
1,585,000	3.80%, 06/01/2024	1,355,175
200,000	4.50%, 04/15/2023	181,000
2,070,000	4.90%, 06/01/2044	1,650,825
480,000	5.00%, 09/15/2022	448,800
	Cox Communications, Inc.
1,530,000	5.88%, 12/01/2016(1)	1,552,502
	Denbury Resources, Inc.
2,140,000	9.00%, 05/15/2021(1)	2,140,000
	Deutsche Postbank Funding Trust
EUR 200,000	5.98%, 06/29/2017(2)(4)(7)	223,824
	Diamondback Energy, Inc.
$ 290,000	7.63%, 10/01/2021	306,675
	DISH DBS Corp.
2,900,000	4.25%, 04/01/2018	2,976,125
	Dollar Tree, Inc.
230,000	5.25%, 03/01/2020	239,200
1,130,000	5.75%, 03/01/2023	1,220,400
	Dominion Resources, Inc.
2,160,000	1.90%, 06/15/2018	2,175,310
	Eagle Materials, Inc.
130,000	4.50%, 08/01/2026	132,113
	Ecolab, Inc.
4,300,000	3.00%, 12/08/2016	4,331,403
	Endo Finance LLC
615,000	6.00%, 07/15/2023(1)	536,206
3,675,000	6.00%, 02/01/2025(1)	3,169,687
	Energen Corp.
1,560,000	4.63%, 09/01/2021	1,485,900
	Energy Transfer Equity L.P.
2,050,000	5.50%, 06/01/2027	1,992,395
	Entegris, Inc.
565,000	6.00%, 04/01/2022(1)	581,950
	Envision Healthcare Corp.
435,000	5.13%, 07/01/2022(1)	442,613
	Equinix, Inc.
55,000	4.88%, 04/01/2020	57,063
	Exelon Corp.
150,000	1.55%, 06/09/2017	150,286
	Exxon Mobil Corp.
8,815,000	1.71%, 03/01/2019	8,954,436
	FelCor Lodging L.P.
1,485,000	6.00%, 06/01/2025	1,533,263
	Fifth Third Bank
9,720,000	2.30%, 03/15/2019	9,935,658
	First Data Corp.
3,760,000	5.75%, 01/15/2024(1)	3,778,725
1,655,000	7.00%, 12/01/2023(1)	1,702,581
	Ford Motor Credit Co. LLC
9,950,000	1.50%, 01/17/2017	9,964,457
4,625,000	4.25%, 02/03/2017	4,692,849
	Freescale Semiconductor, Inc.
10,246,000	6.00%, 01/15/2022(1)	10,819,776
	Fresenius Medical Care U.S. Finance II, Inc.
435,000	5.63%, 07/31/2019(1)	478,500
	Frontier Communications Corp.
555,000	11.00%, 09/15/2025	592,463
	GATX Corp.
4,600,000	1.25%, 03/04/2017	4,603,349

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	General Motors Financial Co., Inc.
$ 7,100,000	2.08%, 05/09/2019(2)	$7,080,510
8,500,000	2.40%, 04/10/2018	8,573,091
11,675,000	4.75%, 08/15/2017	12,053,503
	GLP Capital L.P. / GLP Financing II, Inc.
75,000	4.38%, 04/15/2021	78,094
1,290,000	5.38%, 04/15/2026	1,375,463
	Goldman Sachs Group, Inc.
1,165,000	2.00%, 04/25/2019	1,176,814
7,050,000	5.95%, 01/18/2018	7,501,531
	Gray Television, Inc.
220,000	5.88%, 07/15/2026(1)	226,160
	H&E Equipment Services, Inc.
475,000	7.00%, 09/01/2022	495,188
	HCA Holdings, Inc.
1,800,000	6.25%, 02/15/2021	1,950,750
	HCA, Inc.
2,530,000	7.50%, 11/15/2095	2,566,685
	HCP, Inc.
535,000	6.30%, 09/15/2016	537,952
	HD Supply, Inc.
515,000	5.75%, 04/15/2024(1)	548,398
4,485,000	7.50%, 07/15/2020	4,686,825
	Hertz Corp.
946,000	7.38%, 01/15/2021(1)	981,475
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
6,200,000	5.63%, 10/15/2021	6,424,998
	Homer City Generation L.P.
2,698,660	8.73%, 10/01/2026(8)	910,798
	IMS Health, Inc.
EUR 2,755,000	4.13%, 04/01/2023(1)	3,189,065
$ 2,845,000	6.00%, 11/01/2020(1)	2,899,510
	Infor Software Parent LLC
845,000	7.13%, 05/01/2021(1)(8)	792,188
	Infor US, Inc.
1,730,000	6.50%, 05/15/2022	1,712,700
	International Lease Finance Corp.
1,015,000	5.88%, 04/01/2019	1,103,813
9,720,000	8.75%, 03/15/2017	10,133,100
	inVentiv Health, Inc.
255,000	9.00%, 01/15/2018(1)	262,650
	JP Morgan Chase & Co.
14,675,000	1.85%, 03/22/2019	14,838,289
	JPMorgan Chase Bank NA
EUR 2,050,000	4.38%, 11/30/2021(2)(4)	2,306,798
	Kaiser Aluminum Corp.
$ 1,350,000	5.88%, 05/15/2024(1)	1,417,500
	Kansas City Southern
2,875,000	1.44%, 10/28/2016(2)	2,874,862
	KB Home
1,685,000	7.00%, 12/15/2021	1,786,100
75,000	7.50%, 09/15/2022	79,125
1,075,000	8.00%, 03/15/2020	1,187,875
	Kraft Heinz Foods Co.
6,155,000	1.60%, 06/30/2017(1)	6,181,436
	Lamar Media Corp.
190,000	5.75%, 02/01/2026(1)	203,775
	Laredo Petroleum, Inc.
1,065,000	5.63%, 01/15/2022	963,825
2,520,000	6.25%, 03/15/2023	2,293,200
430,000	7.38%, 05/01/2022	418,175
	Lennar Corp.
680,000	4.88%, 12/15/2023	702,100
	LifePoint Health, Inc.
830,000	5.88%, 12/01/2023	875,650

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	LIN Television Corp.
$ 3,625,000	6.38%, 01/15/2021	$3,788,125
	M/I Homes, Inc.
3,970,000	6.75%, 01/15/2021	4,089,100
	Macy’s Retail Holdings, Inc.
3,800,000	5.90%, 12/01/2016	3,862,198
350,000	7.45%, 10/15/2016	354,269
	Marathon Oil Corp.
465,000	5.90%, 03/15/2018	487,283
	Matador Resources Co.
980,000	6.88%, 04/15/2023	1,006,950
	MDC Holdings, Inc.
3,075,000	5.50%, 01/15/2024	3,159,562
	MEDNAX, Inc.
900,000	5.25%, 12/01/2023(1)	938,250
	MGM Growth Properties Operating Partnership L.P. / MGP Escrow Co-Issuer, Inc.
615,000	5.63%, 05/01/2024(1)	658,665
	MGM Resorts International
2,250,000	7.63%, 01/15/2017	2,307,172
	Michaels Stores, Inc.
1,100,000	5.88%, 12/15/2020(1)	1,142,625
	Molson Coors Brewing Co.
3,750,000	1.45%, 07/15/2019	3,769,507
10,775,000	2.00%, 05/01/2017	10,832,786
	Morgan Stanley
5,850,000	6.25%, 08/28/2017	6,149,520
	MPH Acquisition Holdings LLC
415,000	7.13%, 06/01/2024(1)	442,753
	National Rural Utilities Cooperative Finance Corp.
2,900,000	10.38%, 11/01/2018	3,485,029
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,045,000	6.50%, 08/01/2018	1,003,200
1,520,000	6.50%, 07/01/2021	1,307,200
456,000	7.88%, 10/01/2020	428,923
	NBCUniversal Enterprise, Inc.
680,000	5.25%, 03/29/2049(1)(7)	714,340
	Neptune Finco Corp.
1,830,000	10.13%, 01/15/2023(1)	2,097,637
1,695,000	10.88%, 10/15/2025(1)	1,983,150
	Netflix, Inc.
2,380,000	5.88%, 02/15/2025	2,546,600
	NextEra Energy Capital Holdings, Inc.
7,365,000	1.59%, 06/01/2017	7,388,539
5,190,000	2.30%, 04/01/2019	5,281,593
	Nissan Motor Acceptance Corp.
9,430,000	1.46%, 04/06/2018(1)(2)	9,426,869
15,775,000	2.00%, 03/08/2019(1)	15,943,114
	Noble Energy, Inc.
4,375,000	8.25%, 03/01/2019	5,011,199
	Nortek, Inc.
650,000	8.50%, 04/15/2021	682,500
	Omnicom Group, Inc.
1,790,000	4.45%, 08/15/2020	1,972,777
	OneMain Financial Holdings LLC
320,000	6.75%, 12/15/2019(1)	323,680
	Party City Holdings, Inc.
1,430,000	6.13%, 08/15/2023(1)	1,505,075
	Pinnacle Entertainment, Inc.
465,000	5.63%, 05/01/2024(1)	474,588
	PNC Bank NA
15,540,000	1.95%, 03/04/2019	15,790,862
	PRA Holdings, Inc.
1,701,000	9.50%, 10/01/2023(1)	1,892,362
	QEP Resources, Inc.
2,965,000	5.25%, 05/01/2023	2,794,512

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Radian Group, Inc.
$ 1,965,000	7.00%, 03/15/2021	$2,173,781
	Revlon Escrow Corp.
2,110,000	6.25%, 08/01/2024(1)(3)	2,136,375
	Reynolds American, Inc.
12,040,000	8.13%, 06/23/2019	14,253,807
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
1,660,000	5.13%, 07/15/2023(1)(3)	1,711,875
645,000	7.00%, 07/15/2024(1)	681,684
7,475,000	9.88%, 08/15/2019	7,680,562
	Rice Energy, Inc.
1,850,000	6.25%, 05/01/2022	1,803,750
	Rite Aid Corp.
925,000	6.13%, 04/01/2023(1)	981,656
135,000	7.70%, 02/15/2027	160,650
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp.
510,000	6.13%, 08/15/2021(1)	522,750
	RSP Permian, Inc.
125,000	6.63%, 10/01/2022	128,125
	SBA Tower Trust
1,915,000	2.88%, 07/15/2021(1)	1,932,480
	Signode Industrial Group U.S., Inc.
415,000	6.38%, 05/01/2022(1)	412,145
	SM Energy Co.
1,950,000	5.00%, 01/15/2024	1,560,000
20,000	5.63%, 06/01/2025	16,600
265,000	6.13%, 11/15/2022	224,588
125,000	6.50%, 11/15/2021	109,375
	Southern Co.
5,235,000	2.45%, 09/01/2018	5,359,478
	Southern Power Co.
10,060,000	1.85%, 12/01/2017	10,139,595
	Sovereign Capital Trust
125,000	7.91%, 06/13/2036	125,434
	Springleaf Finance Corp.
380,000	5.25%, 12/15/2019	368,600
2,261,000	5.75%, 09/15/2016	2,266,652
630,000	7.75%, 10/01/2021	625,275
1,795,000	8.25%, 12/15/2020	1,857,825
	Sprint Communications, Inc.
75,000	9.00%, 11/15/2018(1)	81,281
	Sprint Corp.
4,815,000	7.13%, 06/15/2024	4,255,497
	Standard Industries, Inc.
915,000	5.13%, 02/15/2021(1)	956,175
	Station Casinos LLC
460,000	7.50%, 03/01/2021	486,450
	Sterigenics-Nordion Holdings LLC
2,850,000	6.50%, 05/15/2023(1)	2,949,750
	Sun Products Corp.
1,805,000	7.75%, 03/15/2021(1)	1,877,200
	Syniverse Holdings, Inc.
1,121,000	9.13%, 01/15/2019	559,099
	T-Mobile USA, Inc.
785,000	6.46%, 04/28/2019	799,719
	TEGNA, Inc.
5,440,000	6.38%, 10/15/2023	5,848,000
	Tenet Healthcare Corp.
1,975,000	5.00%, 03/01/2019	1,900,937
4,030,000	6.75%, 06/15/2023	3,878,875
	Texas Competitive Electric Holdings Co. LLC
925,000	11.50%, 10/01/2020(1)(9)	314,500
	Time Warner Cable, Inc.
10,186,000	5.85%, 05/01/2017	10,503,701
4,700,000	6.75%, 07/01/2018	5,153,094
4,680,000	8.25%, 04/01/2019	5,433,269

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 4,685,000	8.75%, 02/14/2019	$5,448,004
	TreeHouse Foods, Inc.
2,030,000	6.00%, 02/15/2024(1)	2,182,250
	Tribune Media Co.
975,000	5.88%, 07/15/2022	994,500
	United Rentals North America, Inc.
3,120,000	4.63%, 07/15/2023	3,182,400
	United States Steel Corp.
329,000	6.88%, 04/01/2021	312,550
842,000	7.38%, 04/01/2020	842,000
265,000	7.50%, 03/15/2022	254,400
1,940,000	8.38%, 07/01/2021(1)	2,117,025
	Ventas Realty L.P. / Ventas Capital Corp.
5,025,000	2.00%, 02/15/2018	5,060,612
	Verizon Communications, Inc.
3,895,000	2.41%, 09/14/2018(2)	4,006,786
	Viacom, Inc.
2,675,000	6.13%, 10/05/2017	2,806,602
	Vizient, Inc.
795,000	10.38%, 03/01/2024(1)	896,363
	Wells Fargo Bank NA
14,475,000	1.65%, 01/22/2018	14,583,143
	WMG Acquisition Corp.
320,000	5.00%, 08/01/2023(1)	324,800
	WPX Energy, Inc.
2,085,000	5.25%, 09/15/2024	1,782,675
2,305,000	6.00%, 01/15/2022	2,086,025
900,000	8.25%, 08/01/2023	882,558
	Zayo Group LLC / Zayo Capital, Inc.
1,600,000	6.00%, 04/01/2023	1,664,000
1,280,000	6.38%, 05/15/2025	1,339,200
	ZFS Finance USA Trust V
3,750,000	6.50%, 05/09/2037(1)(2)	3,778,125

		662,383,891

	Total Corporate Bonds (cost $859,503,806)	861,881,535

Foreign Government Obligations - 47.3%
	Argentina - 0.1%
	Argentine Republic Government International Bond
960,000	6.88%, 04/22/2021(1)	1,032,960
2,865,000	7.50%, 04/22/2026(1)	3,111,390

		4,144,350

	Australia - 9.3%
	Australia Government Bond
AUD 53,755,000	1.75%, 11/21/2020(4)	41,260,197
139,570,000	2.75%, 10/21/2019(4)	110,350,240
93,065,000	3.25%, 10/21/2018(4)	73,392,769
16,830,000	4.25%, 07/21/2017(4)	13,118,738
48,555,000	5.25%, 03/15/2019(4)	40,475,882
50,000,000	5.50%, 01/21/2018(4)	40,187,677
9,515,000	5.75%, 05/15/2021(4)	8,625,828

		327,411,331

	Brazil - 0.3%
	Banco Nacional de Desenvolvimento Economico e Social
$ 5,200,000	3.38%, 09/26/2016(4)	5,192,200
EUR 3,550,000	4.13%, 09/15/2017(4)	4,056,567

		9,248,767

	Canada - 9.3%
	Canadian Government Bond
CAD 91,810,000	0.75%, 03/01/2021	70,785,077
7,870,000	1.25%, 08/01/2017	6,068,818
140,240,000	1.25%, 02/01/2018	108,521,797
62,485,000	1.25%, 09/01/2018	48,581,471

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

CAD 86,645,000	1.75%, 09/01/2019	$68,792,407
29,365,000	3.75%, 06/01/2019	24,531,746

		327,281,316

	Denmark - 9.1%
	Denmark Government Bond
DKK 829,300,000	0.25%, 11/15/2018	126,721,223
133,280,000	3.00%, 11/15/2021	23,556,139
283,340,000	4.00%, 11/15/2017	45,115,173
729,555,000	4.00%, 11/15/2019	125,764,096

		321,156,631

	Mexico - 5.1%
	Mexican Bonos
MXN 1,281,795,400	5.75%, 03/05/2026	67,407,809
1,642,356,200	10.00%, 12/05/2024	111,505,387

		178,913,196

	Norway - 9.2%
	Norway Government Bond
NOK 741,275,000	3.75%, 05/25/2021(1)(4)	101,148,808
705,470,000	4.25%, 05/19/2017(1)(4)	86,088,637
1,047,355,000	4.50%, 05/22/2019(1)(4)	137,989,703

		325,227,148

	South Korea - 4.8%
	Korea Treasury Bond
KRW34,486,600,000	2.00%, 12/10/2017	31,096,282
39,021,960,000	2.00%, 03/10/2020	35,762,878
18,738,750,000	2.75%, 09/10/2017	17,005,982
83,855,160,000	4.25%, 06/10/2021	85,392,424

		169,257,566

	United Kingdom - 0.1%
	United Kingdom Gilt
GBP 2,460,000	2.50%, 07/22/2065(4)	4,517,727

	Total Foreign Government Obligations (cost $1,671,080,855)	1,667,158,032

Senior Floating Rate Interests - 1.8%(10)
	Australia - 0.1%
	Aristocrat Leisure Ltd.
$ 3,576,269	4.75%, 10/20/2021	3,586,712

	Canada - 0.0%
	Bauer Performance Sports Ltd.
1,200,662	4.50%, 04/15/2021	1,008,556

	Ireland - 0.0%
	Ardagh Holdings USA, Inc.
1,191,921	4.00%, 12/17/2019	1,194,162

	United States - 1.7%
	ABC Supply Co., Inc.
936,338	3.50%, 04/16/2020	938,388
	Amsurg Corp.
3,327,100	3.50%, 07/16/2021	3,328,664
	Asurion LLC
1,877,210	4.25%, 07/08/2020	1,869,006
1,074,575	5.00%, 05/24/2019	1,075,693
1,240,000	8.50%, 03/03/2021	1,227,860
	Burger King
1,927,172	3.75%, 12/10/2021	1,934,804
	Chrysler Group LLC
56,228	3.50%, 05/24/2017	56,289
	Community Health Systems, Inc.
196,215	3.75%, 12/31/2019	192,935
361,031	4.00%, 01/27/2021	356,406
	First Data Corp.
2,685,000	4.24%, 07/08/2022	2,692,464

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 2,635,780	4.49%, 03/24/2021	$2,647,720
	Gardner Denver, Inc.
EUR 1,308,013	4.75%, 07/30/2020	1,402,768
	Global Payments, Inc.
$ 1,950,000	4.00%, 04/22/2023	1,964,625
	Hii Holding Corp.
187,777	4.25%, 12/20/2019	187,543
	Hilton Worldwide Finance LLC
1,050,691	3.50%, 10/26/2020	1,053,118
	Hostess Brands LLC
3,521,305	4.50%, 08/03/2022	3,532,327
975,000	8.50%, 08/03/2023	973,781
	Hyland Software, Inc.
821,541	4.75%, 07/01/2022	821,032
	KAR Auction Services, Inc.
588,525	4.25%, 03/09/2023	593,186
	Lands’ End, Inc.
2,811,278	4.25%, 04/04/2021	2,192,797
	Level 3 Financing, Inc.
4,075,000	3.50%, 05/31/2022	4,085,188
	LTS Buyer LLC
2,898,023	4.00%, 04/13/2020	2,894,401
	Magic Newco LLC
505,573	5.00%, 12/12/2018	506,311
	Nortek, Inc.
2,038,490	3.50%, 10/30/2020	2,037,634
	Party City Holdings, Inc.
6,092,922	4.25%, 08/19/2022	6,087,865
	Quintiles Transnational Corp.
2,588,850	3.25%, 05/12/2022	2,588,850
	Rexnord LLC
2,549,638	4.00%, 08/21/2020	2,546,859
	ServiceMaster Co.
2,883,699	4.25%, 07/01/2021	2,893,619
	Signode Industrial Group U.S., Inc.
EUR 784,000	4.00%, 05/01/2021	876,144
	Tribune Media Co.
$ 1,305,436	3.75%, 12/27/2020	1,307,068
	Univar, Inc.
1,836,125	4.25%, 07/01/2022	1,833,444
	Virgin Media Investment Holdings Ltd.
1,970,000	3.65%, 06/30/2023	1,960,977
	Vizient, Inc.
728,175	6.25%, 02/13/2023	736,367

		59,396,133

	Total Senior Floating Rate Interests (cost $66,150,603)	65,185,563

U.S. Government Agencies - 0.3%
	United States - 0.3%
	FHLMC - 0.3%
537,761	1.45%, 08/25/2016(2)(6)	45
3,690,853	1.73%, 09/25/2041(2)(6)	341,376
11,435,000	2.02%, 02/25/2041(2)(6)	892,838
6,087,872	2.21%, 01/25/2042(2)(6)	750,503
3,485,000	2.69%, 02/25/2024(2)	3,545,419
1,865,000	3.14%, 03/25/2028(2)	1,914,384
1,735,000	3.34%, 04/25/2028(2)	1,790,712

		9,235,277

	Total U.S. Government Agencies (cost $9,145,352)	9,235,277

U.S. Government Securities - 9.5%
	United States - 9.5%
	U.S. Treasury Notes - 9.5%
16,555,999	0.25%, 01/15/2025(11)	16,894,023

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

$ 12,975,000	0.63%, 08/31/2017(12)	$12,975,506
98,675,000	0.63%, 04/30/2018(12)	98,605,631
25,000,000	0.75%, 01/31/2018	25,035,150
57,125,000	1.00%, 09/30/2019	57,475,348
45,680,000	1.25%, 01/31/2019	46,286,676
33,980,000	1.38%, 04/30/2020(13)	34,578,626
11,055,000	1.38%, 08/31/2020	11,243,709
22,310,000	1.38%, 01/31/2021	22,670,797
9,710,000	1.38%, 04/30/2021	9,867,030

		335,632,496

	Total U.S. Government Securities (cost $332,461,201)	335,632,496

Convertible Bonds - 0.3%
	Home Builders - 0.0%
	M/I Homes, Inc.
147,000	3.00%, 03/01/2018	149,664

	Insurance - 0.2%
	MGIC Investment Corp.
4,810,000	2.00%, 04/01/2020	5,808,075

	Oil & Gas - 0.0%
	Cobalt International Energy, Inc.
1,155,000	2.63%, 12/01/2019	516,141

	Semiconductors - 0.1%
	Microchip Technology, Inc.
2,020,000	1.63%, 02/15/2025	2,407,587

	Total Convertible Bonds (cost $9,367,369)	8,881,467

Convertible Preferred Stocks - 0.1%
	Ireland - 0.1%
2,239	Allergan plc Series A, 5.50%	2,006,905

	Total Convertible Preferred Stocks (cost $2,358,064)	2,006,905

	Total Long-Term Investments (cost $3,445,918,623)	3,444,533,218
Short-Term Investments - 2.5%
	Commercial Paper - 0.4%
	Ford Motor Credit Co. LLC
13,400,000	1.47%, 08/29/2016(14)	13,384,367

	Other Investment Pools & Funds - 2.1%
73,473,045	BlackRock Liquidity Funds TempFund Portfolio	73,473,045

	Total Short-Term Investments (cost $86,857,412)	86,857,412

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments Excluding Purchased Options (cost $3,532,776,035)	100.3%	$3,531,390,630
Total Purchased Options (cost $3,269,647)	0.0%	$1,547,746

Total Investments (cost $3,536,045,682)^	100.3%	$3,532,938,376
Other Assets and Liabilities	(0.3)%	(10,395,273)

Total Net Assets	100.0%	$3,522,543,103

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$ 56,562,640
Unrealized Depreciation	(59,669,946)

Net Unrealized Depreciation	$ (3,107,306)

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $809,104,753, which represents 23.0% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $6,693,275 at July 31, 2016.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $699,715,751, which represents 19.9% of total net assets.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Securities disclosed are interest-only strips.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	This security may pay interest in additional principal instead of cash.
(9)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2016.
(11)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(12)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(14)	The interest rate disclosed for this holding is the effective yield on the date of the acquisition.

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

OTC Option Contracts Outstanding at July 31, 2016
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/JPY Put	DEUT	117.00 JPY per USD	02/24/17	USD	2,897,000	$7,619	$76,539	$(68,920)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/11/21	USD	4,151,000	119,487	198,377	(78,890)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	4,151,000	119,540	198,002	(78,462)
USD Call/JPY Put	GSC	122.00 JPY per USD	08/05/16	USD	5,053,000	—	65,689	(65,689)
USD Call/JPY Put	BOA	115.00 JPY per USD	03/12/21	USD	5,530,000	159,253	243,320	(84,067)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	5,531,000	159,282	216,981	(57,699)
USD Call/JPY Put	GSC	110.00 JPY per USD	09/02/16	USD	26,263,000	9,691	71,225	(61,534)
USD Call/KRW Put	DEUT	1,490.00 KRW per USD	02/17/17	USD	567,000	13,376	122,472	(109,096)
USD Call/SGD Put	GSC	1.53 SGD per USD	11/29/16	USD	12,349,000	4,618	132,751	(128,133)
USD Call/TRY Put	GSC	3.05 TRY per USD	10/05/16	USD	11,129,000	219,631	309,386	(89,755)

Total Calls					77,621,000	$812,497	$1,634,742	$(822,245)

Puts
AUD Put/USD Call	JPM	0.68 USD per AUD	01/11/17	AUD	15,210,000	$54,003	$403,237	$(349,234)
EUR Put/SEK Call	CBK	9.31 SEK per EUR	10/17/16	EUR	6,095,000	20,926	172,993	(152,067)
EUR Put/USD Call	JPM	108.00 USD per EUR	09/20/16	EUR	630,000	161,309	131,892	29,417
EUR Put/USD Call	GSC	1.07 USD per EUR	10/04/16	EUR	25,610,000	59,784	261,768	(201,984)
GBP Put/SEK Call	DEUT	11.00 SEK per GBP	01/25/17	GBP	2,430,028	56,419	16,842	39,577
GBP Put/SEK Call	DEUT	11.00 SEK per GBP	01/25/17	GBP	3,726,972	86,530	27,761	58,769
GBP Put/USD Call	GSC	1.25 USD per GBP	01/13/17	GBP	500,000	108,441	127,237	(18,796)
GBP Put/USD Call	GSC	1.25 USD per GBP	01/13/17	GBP	510,000	110,610	124,726	(14,116)

Total Puts					54,712,000	$658,022	$1,266,456	$(608,434)

Total purchased option contracts					132,333,000	$1,470,519	$2,901,198	$(1,430,679)

Written option contracts:
Calls
EUR Call/SEK Put	CBK	9.85 SEK per EUR	10/17/16	EUR	(12,190,000)	$(44,783)	$(172,994)	$128,211
EUR Call/SEK Put	GSC	9.70 SEK per EUR	10/19/16	EUR	(49,480,000)	(365,988)	(281,048)	(84,940)
EUR Call/SEK Put	HSBC	9.70 SEK per EUR	10/19/16	EUR	(25,600,000)	(189,355)	(140,331)	(49,024)
EUR Call/SEK Put	GSC	9.70 SEK per EUR	10/19/16	EUR	(16,350,000)	(120,936)	(87,374)	(33,562)
USD Call/JPY Put	GSC	140.00 JPY per USD	03/11/21	USD	(4,151,000)	(52,747)	(82,771)	30,024
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(5,531,000)	(70,327)	(90,598)	20,271
USD Call/JPY Put	BOA	140.00 JPY per USD	03/12/21	USD	(5,530,000)	(70,313)	(106,286)	35,973
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(4,151,000)	(52,780)	(83,850)	31,070
USD Call/TRY Put	GSC	3.17 TRY per USD	10/05/16	USD	(11,129,000)	(100,495)	(204,440)	103,945

Total Calls					(134,112,000)	$(1,067,724)	$(1,249,692)	$181,968

Puts
AUD Put/USD Call	JPM	0.59 USD per AUD	01/11/17	AUD	(15,210,000)	$(6,034)	$(143,108)	$137,074
EUR Put/USD Call	GSC	1.04 USD per EUR	10/04/16	EUR	(25,610,000)	(19,613)	(153,500)	133,887
USD Put/JPY Call	GSC	93.27 JPY per USD	09/02/16	USD	(26,263,000)	(17,019)	(71,226)	54,207

Total Puts					(67,083,000)	$(42,666)	$(367,834)	$325,168

Total written option contracts					(201,195,000)	$(1,110,390)	$(1,617,526)	$507,136

OTC Swaption Contracts Outstanding at July 31, 2016
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	GSC	0.79%	01/11/17	USD	38,805,000	$21,465	$70,820	$(49,355)
Interest Rate Swaption USD	DEUT	0.79%	01/11/17	USD	100,745,000	55,726	187,260	(131,534)

Total Calls					139,550,000	$77,191	$258,080	$(180,889)

Puts
Interest Rate Swaption USD	JPM	2.50%	09/19/16	USD	17,245,000	$36	$110,368	$(110,332)

Total purchased swaption contracts					156,795,000	$77,227	$368,448	$(291,221)

Futures Contracts Outstanding at July 31, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10-Year Bond Future	1,524	09/15/2016	$157,658,356	$159,067,514	$1,409,158
Australian 3-Year Bond Future	204	09/15/2016	17,566,822	17,586,042	19,220
Euro-BOBL Future	90	09/08/2016	13,435,810	13,449,881	14,071
Euro-BTP Future	4	09/08/2016	643,452	647,814	4,362
Euro-BUXL 30-Year Bond Future	31	09/08/2016	6,567,864	6,829,015	261,151
Euro-Bund Future	61	09/08/2016	11,385,260	11,444,311	59,051
U.S. Treasury 10-Year Note Future	368	09/21/2016	48,597,097	48,961,250	364,153
U.S. Treasury Ultra Long Term Bond Future	510	09/21/2016	96,196,695	97,170,938	974,243

Total					$3,105,409

Short position contracts:
90-Day Euro Future	527	06/19/2017	$130,431,388	$130,577,425	$(146,037)
Canadian Government 10-Year Bond Future	1,325	09/21/2016	149,624,958	150,680,504	(1,055,546)
Japan 10-Year Bond Future	26	09/12/2016	38,754,566	38,884,697	(130,131)
Long Gilt Futures	1,426	09/28/2016	244,950,478	247,134,003	(2,183,525)
U.S. 10-Year Ultra Future	123	09/21/2016	17,554,189	17,982,984	(428,795)
U.S. Treasury 2-Year Note Future	9	09/30/2016	1,959,899	1,971,000	(11,101)
U.S. Treasury 5-Year Note Future	1,429	09/30/2016	173,734,593	174,360,328	(625,735)
U.S. Treasury Long Bond Future	30	09/21/2016	4,880,338	5,233,125	(352,787)

Total					$(4,933,657)

Total futures contracts					$(1,828,248)

OTC Credit Default Swap Contracts Outstanding at July 31, 2016

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.A.7	JPM	USD	1,645,000	(2.00%)	01/17/47	$—	$(32,734)	$69,852	$102,586
CMBX.NA.AJ.3	GSC	USD	2,209,776	(1.47%)	12/13/49	412,741	—	653,552	240,811
CMBX.NA.AS.7	CSI	USD	9,350,000	(1.00%)	01/17/47	79,165	—	128,786	49,621
CMBX.NA.BBB.6	GSC	USD	14,410,000	(3.00%)	05/11/63	935,447	—	695,115	(240,332)
CMBX.NA.BBB.7	MSC	USD	4,800,000	(3.00%)	01/17/47	449,098	—	331,535	(117,563)
CMBX.NA.BBB.7	CSI	USD	9,595,000	(3.00%)	01/17/47	913,094	—	662,723	(250,371)
ITRAXX.SEN.FIN.25	MSC	EUR	9,900,000	(1.00%)	06/20/21	—	(17,345)	(52,446)	(35,101)
ITRAXX.SUB.FIN.16	JPM	EUR	155,000	(5.00%)	12/20/16	1,915	—	5,860	3,945

Total						$2,791,460	$(50,079)	$2,494,977	$(246,404)

Total traded indices						$2,791,460	$(50,079)	$2,494,977	$(246,404)

Credit default swaps on single-name issues:
Buy protection:
Advanced Micro Devices	JPM	USD	3,250,000	(5.00%)/5.23%	06/20/21	$653,339	$—	$12,747	$(640,592)
Alcoa, Inc.	GSC	USD	3,760,000	(1.00%)/2.13%	12/20/20	280,274	—	173,205	(107,069)
Alcoa, Inc.	GSC	USD	8,875,000	(1.00%)/2.46%	06/20/21	1,143,040	—	582,374	(560,666)
ArcelorMittal	MSC	EUR	1,560,000	(1.00%)/4.38%	06/20/21	353,509	—	258,150	(95,359)
Avis Budget Group, Inc.	BOA	USD	2,500,000	(5.00%)/1.16%	06/20/18	—	(162,609)	(194,633)	(32,024)
BHP Billiton plc	DEUT	USD	2,050,000	(1.00%)/1.19%	12/20/20	59,183	—	14,335	(44,848)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Carrefour S.A.	CBK	EUR	8,975,000	(1.00%)/0.61%	06/20/21	—	(96,407)	$(201,360)	(104,953)
CenturyLink, Inc.	GSC	USD	1,980,000	(1.00%)/2.66%	12/20/20	268,496	—	133,485	(135,011)
Dell, Inc.	JPM	USD	7,130,000	(1.00%)/2.94%	09/20/20	497,794	—	527,555	29,761
EnBW International Finance B.V.	GSC	EUR	10,600,000	(1.00%)/0.48%	06/20/21	—	(241,415)	(316,921)	(75,506)
Freeport-McMoRan, Inc.	BCLY	USD	3,260,000	(1.00%)/5.06%	12/20/20	1,026,259	—	515,459	(510,800)
Gap, Inc.	GSC	USD	2,120,000	(1.00%)/2.60%	12/20/20	160,548	—	136,887	(23,661)
Glencore International AG	BCLY	EUR	2,270,000	(5.00%)/3.06%	06/20/21	—	(62,483)	(240,301)	(177,818)
Glencore International AG	BNP	EUR	2,705,000	(5.00%)/3.06%	06/20/21	—	(74,456)	(286,349)	(211,893)
Goodyear Tire & Rubber Co.	GSC	USD	1,480,000	(5.00%)/1.56%	12/20/20	—	(164,054)	(223,310)	(59,256)
HCA, Inc.	JPM	USD	5,875,000	(5.00%)/2.17%	06/20/21	—	(763,572)	(795,031)	(31,459)
Istar, Inc.	GSC	USD	2,900,000	(5.00%)/4.41%	12/20/20	99,389	—	(80,283)	(179,672)
Jaguar Land Rover Automotive PLC	BNP	EUR	3,300,000	(5.00%)/2.67%	12/20/20	—	(310,508)	(378,831)	(68,323)
Kohl’s Corp.	CBK	USD	2,030,000	(1.00%)/1.77%	12/20/20	98,611	—	63,038	(35,573)
Koninklijke KPN N.V.	BOA	EUR	11,150,000	(1.00%)/0.67%	06/20/21	—	(133,137)	(218,669)	(85,532)
Macy’s, Inc.	CBK	USD	2,070,000	(1.00%)/1.91%	12/20/20	117,506	—	76,760	(40,746)
Macy’s, Inc.	CBK	USD	3,130,000	(1.00%)/2.18%	06/20/21	217,069	—	165,975	(51,094)
MDC Holdings, Inc.	JPM	USD	3,075,000	(1.00%)/1.31%	03/20/20	79,165	—	30,674	(48,491)
Mondelez International	GSC	USD	15,300,000	(1.00%)/0.55%	06/20/21	—	(390,012)	(344,370)	45,642
Next plc	CSI	EUR	2,000,000	(1.00%)/1.17%	06/20/21	4,295	—	15,336	11,041
Next plc	BOA	EUR	2,365,000	(1.00%)/1.17%	06/20/21	8,951	—	18,135	9,184
Next plc	BNP	EUR	1,180,000	(1.00%)/1.17%	06/20/21	1,279	—	9,049	7,770
Next plc	CSI	EUR	1,180,000	(1.00%)/1.17%	06/20/21	6,388	—	9,048	2,660
Nordstrom, Inc.	CSI	USD	2,030,000	(1.00%)/1.52%	12/20/20	52,535	—	42,610	(9,925)
Ryland Group, Inc.	DEUT	USD	4,000,000	(5.00%)/0.37%	09/20/17	—	(153,661)	(236,132)	(82,471)
Ryland Group, Inc.	DEUT	USD	3,400,000	(5.00%)/0.45%	12/20/17	—	(160,548)	(235,942)	(75,394)
Societe Generale S.A.	BCLY	EUR	2,915,000	(1.00%)/0.70%	12/20/20	—	(43,963)	(46,844)	(2,881)
Societe Generale S.A.	BCLY	EUR	6,535,000	(1.00%)/0.70%	12/20/20	—	(92,495)	(105,016)	(12,521)
Solvay S.A.	JPM	EUR	6,925,000	(1.00%)/0.79%	06/20/21	—	(18,728)	(89,550)	(70,822)
Starwood Hotels & Resorts Worldwide, Inc.	JPM	USD	9,180,000	(1.00%)/0.28%	12/20/20	—	(26,737)	(297,269)	(270,532)
Target Corp.	CSI	USD	1,860,000	(1.00%)/0.34%	12/20/20	—	(58,863)	(55,091)	3,772
Teck Resources Ltd.	GSC	USD	790,000	(5.00%)/5.72%	12/20/20	239,674	—	16,854	(222,820)
Teck Resources Ltd.	GSC	USD	2,610,000	(5.00%)/5.72%	12/20/20	735,732	—	56,268	(679,464)
Telekom Finanzmanagement	JPM	EUR	6,700,000	(1.00%)/0.57%	06/20/21	—	(90,159)	(167,866)	(77,707)
Tenet Healthcare Corp.	MSC	USD	3,275,000	(5.00%)/1.38%	12/20/17	—	(138,108)	(182,963)	(44,855)
Vale Overseas Ltd.	BNP	USD	2,290,000	(1.00%)/5.38%	12/20/20	621,008	—	381,904	(239,104)

Total						$6,724,044	$(3,181,915)	$(1,456,883)	$(4,999,012)

Credit default swaps on single-name issues:
Sell protection:
Avis Budget Car Rental LLC	GSC	USD	2,500,000	5.00%/3.93%	06/20/21	$—	$(9,720)	$131,489	$141,209
BNP Paribas S.A.	BCLY	EUR	6,530,000	1.00%/0.72%	12/20/20	92,424	—	99,521	7,097
BNP Paribas S.A.	BCLY	EUR	2,970,000	1.00%/0.72%	12/20/20	47,631	—	45,264	(2,367)
Freeport-McMoRan, Inc.	CBK	USD	2,320,000	1.00%/5.44%	06/20/21	—	(635,402)	(435,175)	200,227
Freeport-McMoRan, Inc.	CBK	USD	1,160,000	1.00%/5.44%	06/20/21	—	(301,428)	(217,588)	83,840
Freeport-McMoRan, Inc.	BCLY	USD	1,160,000	1.00%/5.44%	06/20/21	—	(203,425)	(217,588)	(14,163)
Frontier Communications	BCLY	USD	1,805,000	5.00%/5.46%	06/20/21	—	(74,122)	(24,494)	49,628
Liberty Interactive LLC	GSC	USD	1,425,000	5.00%/1.35%	03/20/20	120,329	—	192,539	72,210
Liberty Interactive LLC	BCLY	USD	850,000	5.00%/1.35%	03/20/20	61,831	—	114,848	53,017
Ryland Group, Inc.	JPM	USD	4,230,000	5.00%/2.00%	06/20/21	582,584	—	610,032	27,448
SLM Corp.	JPM	USD	3,845,000	5.00%/4.81%	06/20/21	—	(196,803)	53,554	250,357
Tenet Healthcare Corp.	JPM	USD	7,525,000	5.00%/5.54%	06/20/21	—	(172,041)	(127,012)	45,029

Total						$904,799	$(1,592,941)	$225,390	$913,532

Total single-name issues						$7,628,843	$(4,774,856)	$(1,231,493)	$(4,085,480)

Total OTC contracts						$10,420,303	$(4,824,935)	$1,263,484	$(4,331,884)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2016. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2016
Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.26	USD 27,425,000	1.00%	06/20/21	$381,956	$373,073	$(8,883)
ITRAXX.EUR.25	EUR 17,525,000	(1.00%)	06/20/21	(260,888)	(325,095)	(64,207)
ITRAXX.XOV.25	EUR 5,310,000	(5.00%)	06/20/21	(408,973)	(497,147)	(88,174)

Total				$(287,905)	$(449,169)	$(161,264)

Total				$(287,905)	$(449,169)	$(161,264)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2016

Counter -party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BOA	3M CAD CDOR	1.03% Fixed	CAD	15,865,000	03/15/22	$—	$—	$16,708	$16,708
	3M SEK
CBK	STIBOR	0.09% Fixed	SEK	202,320,000	03/15/22	—	—	17,415	17,415
	3M SEK
CBK	STIBOR	0.38% Fixed	SEK	149,845,000	03/20/22	—	—	(14,036)	(14,036)
	3M SEK
CBK	STIBOR	0.78% Fixed	SEK	45,745,000	03/15/27	—	—	11,608	11,608
	3M SEK
CBK	STIBOR	1.51% Fixed	SEK	99,980,000	03/16/27	—	—	16,401	16,401
	3M NZD Bank
DEUT	Bill	2.47% Fixed	NZD	59,605,000	09/19/20	113,495	—	203,085	89,590
	3M NZD Bank
DEUT	Bill	2.47% Fixed	NZD	49,560,000	09/19/20	125,144	—	168,860	43,716
	3M NZD Bank
DEUT	Bill	2.47% Fixed	NZD	48,375,000	09/19/20	213,040	—	213,296	256
	3M NZD Bank
DEUT	Bill	2.31% Fixed	NZD	26,605,000	03/20/22	—	—	6,140	6,140
DEUT	1.01% Fixed	6M NOK NIBOR	NOK	208,615,000	03/15/22	—	—	(12,180)	(12,180)
	6M NOK
DEUT	NIBOR	1.11% Fixed	NOK	155,335,000	03/20/22	—	—	(2,595)	(2,595)
GSC	1.07% Fixed	3M CAD CDOR	CAD	23,390,000	03/20/22	—	—	3,154	3,154
GSC	3M CAD CDOR	1.74% Fixed	CAD	16,305,000	03/16/27	—	—	30,021	30,021
GSC	2.24% Fixed	3M HKD HIBOR	HKD	33,115,000	06/16/26	11,135	—	(101,317)	(112,452)
GSC	2.24% Fixed	3M HKD HIBOR	HKD	33,115,000	06/16/26	24,049	—	(101,317)	(125,366)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

GSC	2.35% Fixed	3M HKD HIBOR	HKD	46,335,000	06/16/26	—	—	$(172,964)	(172,964)
GSC	2.36% Fixed	3M HKD HIBOR	HKD	46,340,000	06/16/26	—	—	(174,340)	(174,340)
	3M NZD Bank
GSC	Bill	2.47% Fixed	NZD	24,215,000	09/19/20	49,571	—	82,505	32,934
	3M NZD Bank
GSC	Bill	2.47% Fixed	NZD	19,520,000	09/19/20	42,830	—	66,509	23,679
GSC	2.56% Fixed	6M WIBOR PLN	PLN	22,485,000	09/21/26	—	(201,521)	(183,630)	17,891
JPM	3M CAD CDOR	1.38% Fixed	CAD	7,580,000	03/15/27	—	—	26,380	26,380
JPM	2.24% Fixed	3M HKD HIBOR	HKD	26,400,000	06/16/26	8,346	—	(80,772)	(89,118)
JPM	2.37% Fixed	3M HKD HIBOR	HKD	46,335,000	06/16/26	—	—	(179,069)	(179,069)
JPM	2.20% Fixed	3M NZD Bank Bill	NZD	35,360,000	03/15/22	—	—	(47,941)	(47,941)
JPM	2.53% Fixed	3M NZD Bank Bill	NZD	8,370,000	03/15/27	—	—	(6,474)	(6,474)
	3M NZD Bank
JPM	Bill	2.47% Fixed	NZD	19,520,000	09/19/20	24,270	—	66,509	42,239
JPM	7.64% Fixed	3M ZAR JIBAR	ZAR	859,425,000	09/20/18	—	—	(3,307)	(3,307)
JPM	7.68% Fixed	3M ZAR JIBAR	ZAR	859,425,000	09/20/18	—	—	(25,024)	(25,024)
JPM	7.78% Fixed	3M ZAR JIBAR	ZAR	896,435,000	09/20/18	—	—	(81,318)	(81,318)
JPM	2.56% Fixed	6M WIBOR PLN	PLN	21,670,000	09/21/26	—	(201,957)	(176,974)	24,983
JPM	2.56% Fixed	6M WIBOR PLN	PLN	20,440,000	09/21/26	—	(164,281)	(166,929)	(2,648)
JPM	2.56% Fixed	6M WIBOR PLN	PLN	23,065,000	09/21/26	—	(94,160)	(172,132)	(77,972)
JPM	2.56% Fixed	6M WIBOR PLN	PLN	15,540,000	09/21/26	8,972	—	(115,974)	(124,946)
JPM	2.56% Fixed	6M WIBOR PLN	PLN	76,670,000	09/21/26	—	—	(626,147)	(626,147)
JPM	6M WIBOR PLN	1.96% Fixed	PLN	44,070,000	09/21/21	—	—	31,807	31,807
MSC	2.36% Fixed	3M HKD HIBOR	HKD	46,340,000	06/16/26	—	—	(175,696)	(175,696)
	3M NZD Bank
MSC	Bill	2.47% Fixed	NZD	24,215,000	09/19/20	49,741	—	82,505	32,764
UBS	1.94% Fixed	6M AUD BBR	AUD	33,255,000	03/15/22	—	—	2,399	2,399
UBS	1.99% Fixed	6M AUD BBR	AUD	24,795,000	03/20/22	—	—	99,714	99,714
UBS	2.14% Fixed	6M AUD BBR	AUD	7,835,000	03/15/27	—	—	7,813	7,813

Total						$670,593	$(661,919)	$(1,467,307)	$(1,475,981)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2016

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	1.27% Fixed	USD	201,945,000	09/19/20	$18,718	$—	$(158,115)	$(176,833)
3M USD LIBOR	1.16% Fixed	USD	163,815,000	11/30/20	—	—	(456,674)	(456,674)
3M USD LIBOR	1.17% Fixed	USD	12,075,000	03/15/22	—	—	(29,558)	(29,558)
3M USD LIBOR	1.29% Fixed	USD	17,910,000	03/20/22	—	—	(41,945)	(41,945)
3M USD LIBOR	2.13% Fixed	USD	33,575,000	06/16/26	—	—	764,047	764,047
3M USD LIBOR	1.45% Fixed	USD	5,700,000	03/15/27	—	—	(47,958)	(47,958)
6M EUR EURIBOR	0.38% Fixed	EUR	4,810,000	03/15/27	—	—	19,864	19,864
6M EUR EURIBOR	0.84% Fixed	EUR	10,540,000	03/16/27	—	—	31,549	31,549
0.66% Fixed	6M GBP LIBOR	GBP	13,340,000	03/20/22	—	—	(9,534)	(9,534)
0.88% Fixed	6M GBP LIBOR	GBP	4,155,000	03/15/27	—	—	(17,950)	(17,950)
6M GBP LIBOR	0.75% Fixed	GBP	349,190,000	09/19/20	—	(1,262,473)	(1,837,248)	(574,775)
6M JPY LIBOR	0.18% Fixed	JPY	2,473,030,000	03/15/22	—	—	125,580	125,580
6M JPY LIBOR	0.07% Fixed	EUR	10,590,000	03/15/22	—	—	12,835	12,835
6M JPY LIBOR	0.15% Fixed	JPY	1,823,130,000	03/20/22	—	—	39,822	39,822
6M JPY LIBOR	0.01% Fixed	JPY	550,320,000	03/15/27	—	—	38,556	38,556

Total					$18,718	$(1,262,473)	$(1,566,729)	$(322,974)

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/16	BNP	$48,001,280	$48,774,864	$773,584
AUD	Buy	08/31/16	NAB	47,913,801	48,673,140	759,339
AUD	Buy	08/31/16	CBA	47,964,157	48,718,688	754,531
AUD	Buy	08/31/16	GSC	13,144,567	13,375,112	230,545
AUD	Buy	08/31/16	GSC	5,785,858	5,887,053	101,195

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

AUD	Buy	08/31/16	HSBC	13,297,208	$13,391,053	93,845
AUD	Buy	08/31/16	BOA	3,670,271	3,734,920	64,649
AUD	Buy	08/31/16	DEUT	3,679,593	3,744,030	64,437
AUD	Buy	08/31/16	GSC	3,679,637	3,744,029	64,392
AUD	Buy	08/31/16	DEUT	1,211,037	1,222,199	11,162
AUD	Sell	08/31/16	JPM	5,346,956	5,348,830	(1,874)
AUD	Sell	08/31/16	BNP	5,346,547	5,348,830	(2,283)
AUD	Sell	08/31/16	MSC	3,394,270	3,408,494	(14,224)
AUD	Sell	08/31/16	BMO	1,614,635	1,643,516	(28,881)
AUD	Sell	08/31/16	CBK	5,305,765	5,348,830	(43,065)
AUD	Sell	08/31/16	BOA	11,445,916	11,628,354	(182,438)
AUD	Sell	08/31/16	CBA	107,755,492	109,450,608	(1,695,116)
AUD	Sell	08/31/16	NAB	107,642,956	109,348,885	(1,705,929)
AUD	Sell	08/31/16	BNP	119,281,136	121,203,459	(1,922,323)
BRL	Buy	08/02/16	GSC	10,941,985	11,044,700	102,715
BRL	Buy	08/02/16	MSC	5,531,954	5,522,503	(9,451)
BRL	Sell	08/02/16	GSC	5,531,954	5,522,503	9,451
BRL	Sell	08/02/16	MSC	5,480,013	5,522,503	(42,490)
BRL	Sell	08/02/16	GSC	5,377,897	5,522,196	(144,299)
BRL	Sell	09/02/16	GSC	10,831,029	10,926,793	(95,764)
CAD	Buy	08/31/16	GSC	68,386,323	68,857,344	471,021
CAD	Buy	08/31/16	GSC	6,615,679	6,670,854	55,175
CAD	Buy	08/31/16	RBC	2,717,509	2,742,497	24,988
CAD	Buy	08/31/16	JPM	3,710,586	3,730,714	20,128
CAD	Buy	08/31/16	GSC	2,682,522	2,688,872	6,350
CAD	Buy	08/31/16	MSC	1,326,880	1,325,285	(1,595)
CAD	Sell	08/31/16	BNP	9,991,163	9,977,937	13,226
CAD	Sell	08/31/16	TDB	112,721	114,143	(1,422)
CAD	Sell	08/31/16	CBK	1,319,007	1,325,285	(6,278)
CAD	Sell	08/31/16	RBC	2,764,534	2,803,781	(39,247)
CAD	Sell	08/31/16	CBK	3,673,880	3,723,053	(49,173)
CAD	Sell	08/31/16	TDB	104,819,400	106,141,507	(1,322,107)
CAD	Sell	08/31/16	BMO	104,732,524	106,110,098	(1,377,574)
CAD	Sell	08/31/16	RBC	104,710,514	106,110,098	(1,399,584)
CNH	Buy	10/21/16	SCB	5,119,809	5,295,334	175,525
CNH	Buy	10/21/16	CBK	5,179,133	5,315,182	136,049
CNH	Buy	10/21/16	SCB	2,564,666	2,647,667	83,001
CNH	Buy	10/21/16	JPM	8,637,410	8,685,774	48,364
CNH	Buy	10/21/16	BCLY	2,085,059	2,111,939	26,880
CNH	Buy	10/21/16	SCB	5,147,543	5,167,078	19,535
CNH	Buy	10/21/16	HSBC	2,602,010	2,615,641	13,631
CNH	Buy	10/21/16	JPM	2,606,103	2,615,641	9,538
CNH	Buy	10/21/16	JPM	5,220,455	5,180,611	(39,844)
CNH	Sell	10/21/16	JPM	19,046,382	18,739,212	307,170
CNH	Sell	10/21/16	HSBC	13,522,035	13,296,375	225,660
CNH	Sell	10/21/16	DEUT	2,178,245	2,126,674	51,571
CNH	Sell	10/21/16	JPM	359,064	355,298	3,766
CNH	Sell	10/21/16	JPM	5,067,313	5,117,310	(49,997)
DKK	Sell	08/31/16	BOA	208,227,569	211,377,505	(3,149,936)
EUR	Buy	08/31/16	CBK	26,126,551	26,507,748	381,197
EUR	Buy	08/31/16	CSFB	12,574,941	12,789,355	214,414
EUR	Buy	08/31/16	CSFB	6,432,373	6,484,223	51,850
EUR	Buy	08/31/16	MSC	3,193,276	3,240,432	47,156
EUR	Buy	08/31/16	MSC	2,073,209	2,076,339	3,130
EUR	Sell	08/31/16	JPM	5,350,001	5,351,471	(1,470)
EUR	Sell	08/31/16	GSC	1,074,971	1,095,814	(20,843)
EUR	Sell	08/31/16	MSC	1,737,094	1,762,930	(25,836)
EUR	Sell	08/31/16	BOA	2,081,551	2,115,515	(33,964)
EUR	Sell	08/31/16	CBK	2,890,779	2,938,217	(47,438)
EUR	Sell	08/31/16	SCB	3,146,958	3,195,660	(48,702)
EUR	Sell	08/31/16	WEST	6,092,148	6,178,649	(86,501)
EUR	Sell	08/31/16	JPM	13,289,417	13,379,238	(89,821)
EUR	Sell	08/31/16	GSC	5,265,386	5,362,665	(97,279)
EUR	Sell	08/31/16	CBK	13,211,660	13,398,266	(186,606)
EUR	Sell	08/31/16	HSBC	13,189,186	13,381,476	(192,290)
EUR	Sell	08/31/16	GSC	14,733,148	14,961,957	(228,809)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

EUR	Sell	08/31/16	BCLY	22,455,381	$22,857,644	(402,263)
EUR	Sell	08/31/16	GSC	22,451,766	22,857,643	(405,877)
EUR	Sell	08/31/16	CBA	22,447,682	22,857,643	(409,961)
EUR	Sell	08/31/16	MSC	22,441,556	22,857,644	(416,088)
EUR	Sell	08/31/16	JPM	22,439,718	22,857,644	(417,926)
EUR	Sell	08/31/16	SSG	103,187,700	105,000,096	(1,812,396)
GBP	Buy	08/31/16	MSC	1,737,152	1,741,178	4,026
GBP	Sell	08/31/16	BCLY	1,212,120	1,218,162	(6,042)
GBP	Sell	08/31/16	MSC	1,898,226	1,913,309	(15,083)
GBP	Sell	08/31/16	JPM	2,016,301	2,032,478	(16,177)
GBP	Sell	08/31/16	MSC	2,284,957	2,310,537	(25,580)
GBP	Sell	08/31/16	CBK	16,551,211	16,744,439	(193,228)
HKD	Sell	04/28/17	SCB	1,685,634	1,689,276	(3,642)
HKD	Sell	04/28/17	SCB	3,373,788	3,378,680	(4,892)
HKD	Sell	04/28/17	SCB	5,060,617	5,067,955	(7,338)
HKD	Sell	04/28/17	SCB	5,057,159	5,068,085	(10,926)
HKD	Sell	04/28/17	SCB	5,057,028	5,068,084	(11,056)
HKD	Sell	04/28/17	SCB	5,057,028	5,068,084	(11,056)
HKD	Sell	04/28/17	HSBC	10,101,444	10,125,061	(23,617)
HKD	Sell	04/28/17	HSBC	10,958,062	10,984,099	(26,037)
HKD	Sell	04/28/17	SCB	9,787,048	9,818,178	(31,130)
HKD	Sell	04/28/17	CBK	19,752,991	19,800,130	(47,139)
JPY	Buy	08/31/16	CSFB	14,619,634	15,168,599	548,965
JPY	Buy	08/31/16	CBK	10,254,642	10,411,376	156,734
JPY	Buy	08/31/16	CBK	6,807,627	6,852,836	45,209
JPY	Buy	08/31/16	MSC	1,765,515	1,778,696	13,181
JPY	Sell	08/31/16	CBK	10,352,963	10,406,206	(53,243)
JPY	Sell	08/31/16	CBK	6,706,113	6,852,836	(146,723)
JPY	Sell	08/31/16	DEUT	15,200,269	15,609,308	(409,039)
KRW	Sell	08/31/16	SSG	54,633,356	55,493,524	(860,168)
KRW	Sell	08/31/16	BNP	57,504,573	58,402,248	(897,675)
KRW	Sell	08/31/16	BCLY	60,356,137	61,328,494	(972,357)
MXN	Buy	08/31/16	SSG	213,477,495	211,944,298	(1,533,197)
MXN	Sell	08/31/16	SSG	163,074,567	161,903,364	1,171,203
MXN	Sell	08/31/16	CBK	1,989,747	1,991,452	(1,705)
NOK	Buy	08/31/16	BOA	68,298,337	68,973,753	675,416
NOK	Buy	08/31/16	BOA	1,155,144	1,174,662	19,518
NOK	Sell	08/31/16	CBK	5,620,830	5,612,774	8,056
NOK	Sell	08/31/16	BOA	319,135,905	322,291,906	(3,156,001)
NZD	Buy	08/31/16	CBK	144,600,473	149,334,206	4,733,733
NZD	Buy	08/31/16	HSBC	10,224,612	10,587,350	362,738
NZD	Buy	08/31/16	MSC	1,154,557	1,182,703	28,146
NZD	Buy	08/31/16	HSBC	3,741,199	3,768,061	26,862
NZD	Sell	08/31/16	JPM	5,389,883	5,395,719	(5,836)
NZD	Sell	08/31/16	BOA	5,387,040	5,395,719	(8,679)
NZD	Sell	08/31/16	BOM	1,255,005	1,290,877	(35,872)
NZD	Sell	08/31/16	MSC	1,708,965	1,770,448	(61,483)
NZD	Sell	08/31/16	CBK	5,314,809	5,395,719	(80,910)
NZD	Sell	08/31/16	BOA	3,672,192	3,778,878	(106,686)
NZD	Sell	08/31/16	GSC	6,610,141	6,742,846	(132,705)
NZD	Sell	08/31/16	JPM	9,192,520	9,371,474	(178,954)
NZD	Sell	08/31/16	HSBC	13,276,626	13,485,692	(209,066)
NZD	Sell	08/31/16	CBK	23,143,757	23,901,406	(757,649)
NZD	Sell	08/31/16	GSC	68,721,399	69,981,366	(1,259,967)
NZD	Sell	08/31/16	HSBC	68,230,765	69,981,366	(1,750,601)
PLN	Buy	08/31/16	BOA	8,755,765	8,883,459	127,694
RUB	Sell	08/31/16	MSC	5,171,854	5,171,077	777
RUB	Sell	08/31/16	MSC	5,080,195	5,171,076	(90,881)
SEK	Buy	08/31/16	GSC	14,670,559	14,811,430	140,871
SEK	Buy	08/31/16	GSC	5,242,974	5,308,764	65,790
SEK	Buy	08/31/16	GSC	1,056,941	1,071,209	14,268
SEK	Sell	08/31/16	SCB	1,060,387	1,066,176	(5,789)
SGD	Sell	08/31/16	MSC	3,674,556	3,735,934	(61,378)
TRY	Sell	08/31/16	GSC	1,301,965	1,323,315	(21,350)
TRY	Sell	08/31/16	HSBC	1,291,683	1,323,315	(31,632)
TRY	Sell	08/31/16	GSC	2,607,257	2,645,632	(38,375)
ZAR	Sell	08/31/16	SCB	10,764,922	$11,117,197	(352,275)

Total						$(18,339,746)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.SEN.FIN	Markit iTraxx Senior Financials
ITRAXX.SUB.FIN	Markit iTraxx Subordinated Financial
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover

Other Abbreviations:
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

FHLMC	Federal Home Loan Mortgage Corp.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
STIBOR	Stockholm Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$494,551,943	$—	$494,551,943	$—
Corporate Bonds	861,881,535	—	861,881,535	—
Foreign Government Obligations	1,667,158,032	—	1,667,158,032	—
Senior Floating Rate Interests	65,185,563	—	65,185,563	—
U.S. Government Agencies	9,235,277	—	9,235,277	—
U.S. Government Securities	335,632,496	—	335,632,496	—
Convertible Bonds	8,881,467	—	8,881,467	—
Convertible Preferred Stocks	2,006,905	2,006,905	—	—
Short-Term Investments	73,473,045	73,473,045	—	—
Purchased Options	1,547,746	—	1,547,746	—
Foreign Currency Contracts(2)	13,562,357	—	13,562,357	—
Futures Contracts(2)	3,105,409	3,105,409	—	—
Swaps - Credit Default(2)	1,436,855	—	1,436,855	—
Swaps - Interest Rate(2)	1,609,865	—	1,609,865	—

Total	$ 3,539,268,495	$78,585,359	$3,460,683,136	$—

Liabilities
Foreign Currency Contracts(2)	$(31,902,103)	$—	$(31,902,103)	$—
Futures Contracts(2)	(4,933,657)	(4,933,657)	—	—
Swaps - Credit Default(2)	(5,930,003)	—	(5,930,003)	—
Swaps - Interest Rate(2)	(3,408,820)	—	(3,408,820)	—
Written Options	(1,110,390)	—	(1,110,390)	—

Total	$(47,284,973)	$(4,933,657)	$(42,351,316)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Asset & Commercial Mortgage Backed Securities	Total
Beginning balance	$7,032,627	$7,032,627
Purchases	-	-
Sales	(925,000)	(925,000)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	65	65
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	(6,107,692)	(6,107,692)
Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $0.

(1) Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

a) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: September 29, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: September 29, 2016	By:	/s/ Michael Flook
Michael Flook
Vice President, Treasurer and Controller